UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08239

ProFunds

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814

(Address of principal executive offices)                  (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (240) 497-6400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1. Reports to Stockholders.

Semiannual Report

JUNE 30, 2021

Government Money Market ProFund

Table of Contents

1	Message from the Chairman
3	Allocation of Portfolio Holdings and Expense Examples
5	Financial Statements and Financial Highlights
9	Notes to Financial Statements
15	Government Cash Management Portfolio

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Message from the Chairman

Dear Shareholder:

As the economy and our local communities continue to recover from the impacts of COVID-19, we would like to reaffirm our commitment to providing our clients with the products and services that help them meet their investment goals and objectives. I am pleased to present the semiannual report to shareholders of the Government Money Market ProFund for the six months ended June 30, 2021.

The Government Money Market ProFund invests substantially all of its assets in the Government Cash Management Portfolio, a separate investment company managed by DWS Investment Management Americas, Inc.

Money market rates moved in a range of 0.05% to 0.1% during the period, closely tracking the effective Federal Funds rate, which ended the period at 0.1%.

The Economy Continued to Emerge from the Pandemic

The U.S. economy grew at a robust pace during the reporting period as a result of strong corporate earnings, Congress's $1.9 trillion coronavirus stimulus package, the lifting of restrictions on most businesses, and significant progress on administering vaccines. First-quarter real GDP grew by 6.4%, annualized. Unemployment declined during the period, according to the U.S. Bureau of Labor Statistics, closing June at 5.9% as the economy added 850,000 new jobs.

Inflation rose above the Fed's annual target of 2% during the reporting period, but Fed officials and other economists commented that the sharp rate of inflation is likely attributable to prices climbing back from pandemic lows and short-term supply shortages. The Fed remained committed to its accommodative policies of monthly bond purchases until the economy fully recovers, even though other countries have begun to taper their bond purchases.

Government Money Market ProFund

During this period characterized by low interest rates, the Government Money Market ProFund continued to achieve its objective of maintaining a stable net asset value of $1.00 per share for investors. The fund potentially benefits investors by seeking a high level of current income consistent with liquidity and capital preservation. It also serves investors as a vehicle for moving money between ProFunds products, or holding assets until they are ready to invest.

We thank you for the trust and confidence you have placed in us by using the Government Money Market ProFund and appreciate the opportunity to continue serving your investing needs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

1

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Allocation of Portfolio Holdings and Expense Examples

4 :: Government Money Market ProFund :: Allocation of Portfolio Holdings and Expense Examples :: June 30, 2021 (unaudited)

Investment Objective: The Government Money Market ProFund seeks a high level of current income consistent with liquidity and preservation of capital.

An investment in this ProFund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the ProFund.

Allocation of Portfolio Holdings

Government Money Market ProFund

Market Exposure

Investment Type	% of Net Assets
Investment in Government Cash Management Portfolio(a)	94%
Total Exposure	94%

(a)	The Government Cash Management Portfolio holdings are included in the accompanying financial statements of the ProFund.

Government Cash Management Portfolio

Asset Allocation(a)

Investment Type	% of Net Assets
Government & Agency Obligations
U.S. Government Sponsored Agencies	14%
U.S. Treasury Obligations	47%
Repurchase Agreements	40%

Expense Examples

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other ProFund expenses (including expenses allocated from the Government Cash Management Portfolio). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the ProFund and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher. Therefore, these examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the entire period ended June 30, 2021.

The columns below under the heading entitled "Actual" provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the entire period ended June 30, 2021.

The columns below under the heading entitled "Hypothetical" provide information about hypothetical account values and hypothetical expenses based on the ProFund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ProFund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expense)
	Annualized Expense Ratio During Period	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period*	Ending Account Value 6/30/21	Expenses Paid During Period*
Government Money Market ProFund – Investor Class	0.04%	$1,000.00	$1,000.10	$0.20	$1,024.60	$0.20
Government Money Market ProFund – Service Class	0.04%	1,000.00	1,000.10	0.20	1,024.60	0.20

*	Expenses are equal to the average account value over the period multiplied by the ProFund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Financial Statements and Financial Highlights

6 :: Government Money Market ProFund :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Investment in Government Cash Management Portfolio, at value	$198,567,908
Receivable for capital shares issued	21,494,357
Receivable from Advisor under a yield support agreement	65,906
Prepaid expenses	25,117
TOTAL ASSETS	220,153,288
LIABILITIES:
Distributions payable	106
Payable for capital shares redeemed	9,642,213
Administration fees payable	4,636
Transfer agency fees payable	39,433
Fund accounting fees payable	5,000
Compliance services fees payable	1,076
Service fees payable	783
Other accrued expenses	216,757
TOTAL LIABILITIES	9,910,004
NET ASSETS	$210,243,284
NET ASSETS CONSIST OF:
Capital	$210,245,052
Total distributable earnings (loss)	(1,768)
NET ASSETS	$210,243,284
INVESTOR CLASS:
Net Assets	$202,055,971
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	202,056,059
Net Asset Value (offering and redemption price per share)	$1.00
SERVICE CLASS:
Net Assets	$8,187,313
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	8,187,317
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations (unaudited)
For the Period Ended June 30, 2021

INVESTMENT INCOME:
Interest	$67,860	(a)
Expenses	(88,676	)(a)(b)
TOTAL INVESTMENT INCOME	(20,816)
EXPENSES:
Management services fees	388,393
Administration fees	49,943
Transfer agency fees	210,797
Administrative services fees	138,329
Registration and filing fees	28,055
Fund accounting fees	5,000
Trustee fees	4,627
Compliance services fees	1,543
Service fees	8,400
Other fees	42,088
Total Gross Expenses before reductions	877,175
Less Expenses reduced by the Advisor	(920,144)
TOTAL NET EXPENSES	(42,969)
NET INVESTMENT INCOME	22,153
REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,108	(a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$25,261

(a)	Allocated from Government Cash Management Portfolio.
(b)	For the period ended June 30, 2021, the Advisor to the Government Cash Management Portfolio waived fees, of which $63,685 was allocated to the Government Money Market ProFund on a pro-rated basis.

See accompanying notes to the financial statements.

Financial Statements :: Government Money Market ProFund :: 7

Statements of Changes in Net Assets

	Period Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$22,153	$352,353
Net realized gains (losses) on investments	3,108	2,327
Change in net assets resulting from operations	25,261	354,680
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions
Investor Class	(21,230)	(350,025)
Service Class	(935)	(2,320)
Change in net assets resulting from distributions	(22,165)	(352,345)
CAPITAL TRANSACTIONS:
Proceeds from shares issued
Investor Class	1,817,562,339	4,492,277,770
Service Class	28,991,362	94,151,558
Distributions reinvested
Investor Class	20,276	336,839
Service Class	935	2,320
Value of shares redeemed
Investor Class	(1,839,943,899)	(4,545,935,226)
Service Class	(30,442,131)	(92,953,045)
Change in net assets resulting from capital transactions	(23,811,118)	(52,119,784)
Change in net assets	(23,808,022)	(52,117,449)
NET ASSETS:
Beginning of period	234,051,306	286,168,755
End of period	$210,243,284	$234,051,306
SHARE TRANSACTIONS:
Issued
Investor Class	1,817,562,339	4,492,275,851
Service Class	28,991,362	94,151,558
Reinvested
Investor Class	20,276	336,839
Service Class	935	2,320
Redeemed
Investor Class	(1,839,943,899)	(4,545,935,226)
Service Class	(30,442,131)	(92,953,045)
Change in shares	(23,811,118)	(52,121,703)

See accompanying notes to the financial statements.

8 :: Government Money Market ProFund :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities						Distributions to Shareholders From								Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)(b)		Net Realized Gains (Losses) on Investments(b)		Total from Investment Activities		Net Investment Income		Net Realized Gains on Investments		Total Distributions		Net Asset Value, End of Period	Total Return(c)	Gross Expenses(b)(d)(e)	Net Expenses(b)(d)		Net Investment Income(b)(d)	Net Assets, End of Period (000's)
Government Money Market ProFund
Investor Class
Period Ended June 30, 2021 (unaudited)	$1.000	—	(f)	—	(f)	—	(f)	—	(f)	—		—	(f)	$1.000	0.01%	0.87%	0.04	%(g)	0.02%	$202,056
Year Ended December 31, 2020	$1.000	0.001		—	(f)	0.001		(0.001)		—		(0.001)		$1.000	0.14%	0.84%	0.34	%(g)	0.14%	$224,414
Year Ended December 31, 2019	$1.000	0.013		—	(f)	0.013		(0.013)		—		(0.013)		$1.000	1.25%	0.98%	0.98%		1.26%	$277,733
Year Ended December 31, 2018	$1.000	0.009		—	(f)	0.009		(0.009)		—	(f)	(0.009)		$1.000	0.86%	1.01%	1.01%		0.87%	$460,210
Year Ended December 31, 2017	$1.000	—	(f)	—	(f)	—	(f)	—	(f)	—		—	(f)	$1.000	0.02%	0.96%	0.90%		0.02%	$386,955
Year Ended December 31, 2016	$1.000	—	(f)	—	(f)	—	(f)	—	(f)	—		—	(f)	$1.000	0.02%	0.84%	0.41	%(g)	0.02%	$304,901
Service Class
Period Ended June 30, 2021 (unaudited)	$1.000	—	(f)	—	(f)	—	(f)	—	(f)	—		—	(f)	$1.000	0.01%	0.87%	0.04	%(g)	0.02%	$8,187
Year Ended December 31, 2020	$1.000	—	(f)	—	(f)	—	(f)	—	(f)	—		—	(f)	$1.000	0.02%	1.24%	0.41	%(g)	0.02%	$9,637
Year Ended December 31, 2019	$1.000	0.003		—	(f)	0.003		(0.003)		—		(0.003)		$1.000	0.31%	1.98%	1.98%		0.32%	$8,436
Year Ended December 31, 2018	$1.000	0.002		—	(f)	0.002		(0.002)		—	(f)	(0.002)		$1.000	0.20%	1.64%	1.64%		0.20%	$14,517
Year Ended December 31, 2017	$1.000	—	(f)	—	(f)	—	(f)	—	(f)	—		—	(f)	$1.000	0.02%	0.96%	0.90%		0.02%	$13,037
Year Ended December 31, 2016	$1.000	—	(f)	—	(f)	—	(f)	—	(f)	—		—	(f)	$1.000	0.02%	0.84%	0.41	%(g)	0.02%	$22,011

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Per share amounts and percentages include the applicable allocation from the Government Cash Management Portfolio.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	For the periods ended June 30, 2021, December 31, 2020, December 31, 2019, December 31, 2018, December 31, 2017, and December 31, 2016, the Advisor to the Government Cash Management Portfolio waived fees which were allocated to the Government Money Market ProFund on a pro-rata basis. If included, the corresponding impact to the gross expense ratio would be an increase of 0.06%, 0.06%, 0.07%, 0.04%, 0.03%, and 0.05%, respectively.
(f)	Amount is less than $0.0005.
(g)	The expense ratio for the period reflects the deduction of certain expenses to maintain a certain minimum net yield.

See accompanying notes to the financial statements.

Notes to Financial Statements

10 :: Government Money Market ProFund :: Notes to Financial Statements :: June 30, 2021 (unaudited)

1. Organization

ProFunds (the "Trust") consists of 115 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act") and thus follows accounting and reporting guidance for investment companies. On December 10, 2020, the Trust's Board of Trustees approved an agreement and plan of reorganization and termination pursuant to which Access One Trust would reorganize into a corresponding newly created series within ProFunds (an affiliated trust). That transaction occurred on April 26, 2021. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The accompanying financial statements relate to the Government Money Market ProFund, (the "ProFund"). The ProFund has two classes of shares: the Investor Class and Service Class. The ProFund is a feeder fund in a master-feeder fund structure and seeks to achieve its objective by investing all of its investable assets in the Government Cash Management Portfolio (the "Portfolio"), an open-end management investment company that is advised by DWS Investment Management Americas, Inc. ("DIMA") and has the same investment objective as the ProFund. As of June 30, 2021, the percentage of the Portfolio's interests owned by the ProFund was 0.7%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the ProFund's financial statements.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFund records its investments in the Portfolio at fair value, which represents its proportionate ownership of the value of the Portfolio's net assets. The valuation techniques used to determine fair value are further described in Note 3. The Portfolio's Notes to Financial Statements included elsewhere in this report provide information about the Portfolio's valuation policy and its period-end security valuations.

Investment Transactions and Related Income

The ProFund records daily its proportionate share of the Portfolio's income, expenses, and realized gains and losses. In addition, the ProFund accrues its own expenses.

Allocations

Expenses directly attributable to the ProFund are charged to the ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class) and realized gains and losses on investments of the ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized gains and losses are incurred.

Distributions to Shareholders

The ProFund declares distributions from net investment income daily and pays the dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, distribution reclassification), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The ProFund intends to continue to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund intends to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFund has a calendar tax year end.

Management of the ProFund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

3. Investment Valuation Summary

The valuation techniques employed by the ProFund, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs

June 30, 2021 (unaudited) :: Notes to Financial Statements :: Government Money Market ProFund :: 11

used for valuing the ProFund's investments are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the ProFund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

As of June 30, 2021, the ProFund's $198,567,908 investment in the Portfolio, which is a registered investment company, is based on Level 2 inputs due to the ProFund's master-feeder structure. There were no Level 1 or Level 3 investments held by the ProFund during the period ended June 30, 2021.

4. Fees and Transactions with Affiliates and Other Parties

ProFund Advisors LLC (the "Advisor") serves as the investment advisor of the ProFund for an annual fee equal to 0.35% of the average daily net assets of the ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and the Advisor directly invests the assets of the ProFund. DIMA is the investment advisor to the Portfolio in which the ProFund invests its assets.

Citi Fund Services Ohio, Inc. ("Citi") acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust's aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.05%, and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust's compliance program.

FIS Investor Services LLC ("FIS") acts as the Trust's transfer agent. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares.

The Distribution and Service Fees were suspended effective January 1, 2021 throughout the remainder of the period ended June 30, 2021. If the ProFund had paid an amount equal to 1.00% of the average daily net assets attributable to Service Class shares for the entire period, the Distribution and Service Fees would have been $46,726 for the period ended June 30, 2021. All or a portion of the Distribution and Services Fees may be reinstated at any time.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund. For these services, the ProFund pays the Advisor a fee at the annual rate of 0.35% of its average daily net assets for providing feeder fund management and administrative services to the ProFund.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statement of Operations as "Service fees".

The ProFund pays fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statement of Operations as "Administrative services fees".

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFund for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustee compensation for his services at the annual rate of $185,000. Independent Trustees also receive $10,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the period ended June 30, 2021, actual Trustee compensation was $346,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFund reimburses the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as "Compliance services fees".

The Advisor has contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund for the periods below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, litigation, indemnification, and extraordinary expenses) as follows:

	For the Period May 1, 2021 through April 30, 2022		For the Period May 1, 2020 through April 30, 2021
	Investor Class	Service Class	Investor Class	Service Class
Government Money Market ProFund	0.98%	1.98%	0.98%	1.98%

The Advisor has also contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund through April 30, 2022 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor. The Advisor has contractually undertaken to waive its fees and/or reimburse certain expenses to maintain the minimum yield floor limit at 0.02% through April 30, 2022.

12 :: Government Money Market ProFund :: Notes to Financial Statements :: June 30, 2021 (unaudited)

The Advisor may recoup the management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period and minimum yield limit period in which they were taken. Such recoupment shall be made monthly, but only to the extent that such recoupment would not cause the net yield of each Class of the ProFund to fall below the highest previously determined minimum yield and such recoupment would not cause annualized operating expenses to exceed the expense limit in effect at the time of the waiver, and the expense limit in effect at the time of the recoupment. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor". As of June 30, 2021, the recoupments that may potentially be made by the ProFund are as follows:

	Expires 4/30/23	Expires 4/30/24	Expires 4/30/25	Total
Government Money Market ProFund	$204,782	$1,742,170	$287,298	$2,234,250

5. Investment Risks

The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID-19)), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such as natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund's investment advisor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the Fund's performance, resulting in losses to your investment.

Risk that Current Assumptions and Expectations Could Become Outdated As a Result of Global Economic Shocks

The onset of the novel coronavirus (COVID-19) has caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of COVID-19. These actions have had, and likely will continue to have, a severe economic impact on global economies as economic activity in some instances has essentially ceased. Financial markets across the globe are experiencing severe distress at least equal to what was experienced during the global financial crisis in 2008. In March 2020, U.S. equity markets entered a bear market in the fastest such move in the history of U.S. financial markets. Contemporaneous with the onset of the COVID-19 pandemic in the US, oil experienced shocks to supply and demand, impacting the price and volatility of oil. The global economic shocks being experienced as of the date hereof may cause the underlying assumptions and expectations of the Fund to become outdated quickly or inaccurate, resulting in significant losses.

6. Federal Income Tax Information

The tax character of dividends paid to shareholders during the applicable tax years ended, as noted below, were as follows:

	Ordinary Income	Total Distributions Paid
December 31, 2020
Government Money Market ProFund	$352,353	$352,353
December 31, 2019
Government Money Market ProFund	$4,333,453	$4,333,453

June 30, 2021 (unaudited) :: Notes to Financial Statements :: Government Money Market ProFund :: 13

As of the most recent tax year ended December 31, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Total Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
Government Money Market ProFund	$—	$—	$(1,350)	$(3,514)	$—	$(4,864)

As of the tax year ended December 31, 2020, the ProFund had net capital loss carryforwards ("CLCFs") as summarized in the table below:

No Expiration Date
Government Money Market ProFund	$3,514

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The Board does not intend to authorize a distribution of any realized gain for the ProFund until any applicable CLCF has been offset or utilized.

7. Subsequent Events

On July 28, 2021, the Bitcoin Strategy ProFund commenced operations, increasing the number of separate investment portfolios in the Trust to 116. The ProFund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no additional subsequent events to report that have a material impact on the ProFund's financial statements.

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Government Cash Management Portfolio

16 :: Government Cash Management Portfolio :: Investment Portfolio :: as of June 30, 2021 (unaudited)

Investment Portfolio

Government & Agency Obligations 61.0%

U.S. Government Sponsored Agencies 13.7%

	Principal Amount	Value
Federal Farm Credit Bank:
SOFR + 0.07%, 0.12%(a), 8/11/2022	$152,975,000	$152,983,628
SOFR + 0.08%, 0.125%(a), 7/9/2021	68,000,000	68,000,000
SOFR + 0.08%, 0.13%(a), 3/10/2022	70,000,000	70,000,000
Federal Home Loan Bank:
0.01%(b), 8/6/2021	2,425,000	2,424,976
0.015%(b), 8/19/2021	432,750,000	432,741,165
0.041%(b), 10/20/2021	281,000,000	280,965,343
0.053%(b), 12/22/2021	1,430,000	1,429,637
SOFR + 0.01%, 0.055%(a), 9/10/2021	200,000,000	200,000,000
SOFR + 0.01%, 0.06%(a), 1/13/2022	235,000,000	235,000,000
SOFR + 0.01%, 0.06%(a), 3/25/2022	45,000,000	45,000,000
SOFR + 0.01%, 0.06%(a), 8/1/2022	440,000,000	440,000,000
0.061%(b), 9/1/2021	150,000,000	149,984,500
SOFR + 0.02%, 0.065%(a), 8/27/2021	125,000,000	125,000,000
SOFR + 0.02%, 0.065%(a), 4/11/2022	100,000,000	100,000,000
SOFR + 0.02%, 0.065%(a), 6/23/2022	350,000,000	350,000,000
0.094%(b), 7/16/2021	18,000,000	17,999,306
SOFR + 0.05%, 0.1%(a), 12/23/2021	40,000,000	40,000,000
0.125%, 7/8/2021	5,000,000	4,999,960
SOFR + 0.12%, 0.17%(a), 2/28/2022	150,000,000	150,000,000
Federal Home Loan Mortgage Corp.:
SOFR + 0.05%, 0.095%(a), 8/27/2021	50,000,000	50,000,000
SOFR + 0.07%, 0.12%(a), 2/25/2022	450,000,000	450,000,000
SOFR + 0.10%, 0.145%(a), 8/19/2022	207,000,000	207,000,000
SOFR + 0.14%, 0.19%(a), 12/10/2021	100,000,000	99,991,020
SOFR + 0.15%, 0.195%(a), 12/9/2021	40,000,000	40,000,000
SOFR + 0.19%, 0.24%(a), 6/2/2022	40,000,000	40,000,000
Federal National Mortgage Association:
SOFR + 0.30%, 0.35%(a), 1/7/2022	80,000,000	80,000,000
SOFR + 0.31%, 0.36%(a), 10/25/2021	85,000,000	85,000,000
		3,918,519,535
U.S. Treasury Obligations 47.3%
U.S. Treasury Bills:
0.005%(b), 7/8/2021	300,000,000	299,999,708
0.005%(b), 7/13/2021	664,500,000	664,498,892
0.007%(b), 8/12/2021	410,000,000	409,996,891
0.008%(b), 7/13/2021	245,000,000	244,999,388
0.01%(b), 7/1/2021	18,277,000	18,277,000
0.011%(b), 8/19/2021	615,000,000	614,990,792
0.015%(b), 8/12/2021	1,106,600,000	1,106,580,634
0.015%(b), 8/19/2021	405,000,000	404,991,731
0.015%(b), 8/26/2021	412,000,000	411,990,387
0.02%(b), 7/29/2021	80,000,000	79,998,756
0.021%(b), 7/6/2021	280,000,000	279,999,005
0.031%(b), 11/4/2021	1,243,000,000	1,242,867,310
0.035%(b), 10/14/2021	500,000,000	499,948,958
0.035%(b), 10/28/2021	480,000,000	479,944,466
0.035%(b), 11/4/2021	850,000,000	849,895,875
0.036%(b), 10/7/2021	73,800,000	73,792,868
0.036%(b), 11/4/2021	151,000,000	150,981,238
0.037%(b), 10/14/2021	1,000,000,000	999,893,542
0.042%(b), 10/21/2021	1,000,000,000	999,872,444
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield + 0.06%, 0.105%(a), 7/31/2022	400,000,000	400,227,362
3-month U.S. Treasury Bill Money Market Yield + 0.11%, 0.164%(a), 4/30/2022	1,133,500,000	1,134,326,263
3-month U.S. Treasury Bill Money Market Yield + 0.15%, 0.204%(a), 1/31/2022	176,000,000	176,152,713
3-month U.S. Treasury Bill Money Market Yield + 0.22%, 0.27%(a), 7/31/2021	1,230,000,000	1,230,222,472
3-month U.S. Treasury Bill Money Market Yield + 0.30%, 0.35%(a), 10/31/2021	722,000,000	722,715,980
U.S. Treasury Notes, 1.125%, 7/31/2021	75,000,000	75,066,379
		13,572,231,054
Total Government & Agency Obligations (Cost $17,490,750,589)		17,490,750,589

Repurchase Agreements 40.1%
Barclays Bank PLC, 0.05%, dated 6/30/2021, to be repurchased at $21,900,030 on 7/1/2021(c)	21,900,000	21,900,000
BNP Paribas, 0.05%, dated 6/30/2021, to be repurchased at $50,000,069 on 7/1/2021(d)	50,000,000	50,000,000
BONY Fed Tri Party Repo, 0.05%, dated 6/30/2021, to be repurchased at $9,800,013,611 on 7/1/2021(e)	9,800,000,000	9,800,000,000
Chase Tri Party Repo, 0.05%, dated 6/30/2021, to be repurchased at $133,000,185 on 7/1/2021(f)	133,000,000	133,000,000
Citigroup Global Markets, Inc.:
0.05%, dated 6/30/2021, to be repurchased at $759,101,054 on 7/1/2021(g)	759,100,000	759,100,000
0.06%, dated 6/30/2021, to be repurchased at $460,000,767 on 7/1/2021(h)	460,000,000	460,000,000
HSBC Securities, Inc., 0.045%, dated 6/30/2021, to be repurchased at $32,800,041 on 7/1/2021(i)	32,800,000	32,800,000

The accompanying notes are an integral part of the financial statements.

as of June 30, 2021 (unaudited) :: Investment Portfolio :: Government Cash Management Portfolio :: 17

Repurchase Agreements, continued
	Principal Amount	Value
Merrill Lynch & Co., Inc., 0.05%, dated 6/30/2021, to be repurchased at $150,000,208 on 7/1/2021(j)	$150,000,000	$150,000,000
Wells Fargo Bank:
0.06%, dated 6/30/2021, to be repurchased at $53,900,090 on 7/1/2021(k)	53,900,000	53,900,000
0.05%, dated 6/30/2021, to be repurchased at $55,300,077 on 7/1/2021(l)	55,300,000	55,300,000
Total Repurchase Agreements (Cost $11,516,000,000)		11,516,000,000

	% of Net Assets	Value
Total Investment Portfolio (Cost $29,006,750,589)	101.1	29,006,750,589
Other Assets and Liabilities, Net	(1.1)	(313,287,870)
Net Assets	100.0	$28,693,462,719

(a)  Floating rate security. These securities are shown at their current rate as of June 30, 2021.

(b)  Annualized yield at time of purchase; not a coupon rate.

(c)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
19,275,800	U.S. Treasury Bills	Zero Coupon	6/16/2022	19,262,076
3,083,700	U.S. Treasury Notes	0.125	6/30/2023	3,075,991
Total Collateral Value				22,338,067

(d)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
44,431,100	U.S. Treasury Bonds	2.875	5/15/2043	51,000,005

(e)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,616,753,500	U.S. Treasury Notes	1.5–3	8/15/2022–9/30/2025	3,787,390,468
5,611,269,800	U.S. Treasury Bonds	2–2.375	2/15/2023–5/15/2029	6,012,623,175
Total Collateral Value				9,800,013,643

(f)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
25,000	U.S. Treasury Notes	1.375	8/31/2023	25,704
132,697,600	U.S. Treasury Bonds	1.625	11/15/2022	135,634,364
Total Collateral Value				135,660,068

(g)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
774,444,300	U.S. Treasury Bills	Zero Coupon	10/19/2021–12/2/2021	774,283,804

The accompanying notes are an integral part of the financial statements.

18 :: Government Cash Management Portfolio :: Investment Portfolio :: as of June 30, 2021 (unaudited)

(h)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
469,310,100	U.S. Treasury Bills	Zero Coupon	10/28/2021–12/2/2021	469,208,354

(i)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
33,707,672	U.S. Treasury Inflation-Indexed Bonds	Zero Coupon	5/15/2022–8/15/2025	33,456,000

(j)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
148,855,971	Federal National Mortgage Association	1.5–3.5	6/1/2036–12/1/2050	154,500,001

(k)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
49,974,231	Federal National Mortgage Association	3–4.5	8/1/2048–2/1/2051	54,978,000

(l)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
46,242,413	U.S. Treasury Inflation-Indexed Bonds	0.125–0.875	1/15/2023–7/15/2029	56,406,004

SOFR: Secured Overnight Financing Rate

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2021 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(a)	$—	$17,490,750,589	$—	$17,490,750,589
Repurchase Agreements	$—	$11,516,000,000	$—	$11,516,000,000
Total	$—	$29,006,750,589	$—	$29,006,750,589

(a)  See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Financial Statements :: Government Cash Management Portfolio :: 19

Statement of Assets and Liabilities (unaudited)
as of June 30, 2021

ASSETS:
Investments in non-affiliated securities, valued at amortized cost	$17,490,750,589
Repurchase agreements, valued at amortized cost	11,516,000,000
Cash	124,695,931
Interest receivable	1,968,727
Due from Advisor	127,514
Other assets	315,703
TOTAL ASSETS	29,133,858,464
LIABILITIES:
Payable for investments purchased	440,000,000
Accrued Trustees' fees	96,845
Other accrued expenses and payables	298,900
TOTAL LIABILITIES	440,395,745
NET ASSETS, AT VALUE	$28,693,462,719

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Income:
Interest	$6,644,410
EXPENSES:
Management fee	11,042,588
Administration fee	3,439,116
Custodian fee	110,273
Professional fees	154,438
Reports to shareholders	15,710
Trustees' fees and expenses	389,376
Other	543,961
Total expenses before expense reductions	15,695,462
Expense reductions	(12,752,751)
TOTAL EXPENSES AFTER EXPENSE REDUCTIONS	2,942,711
NET INVESTMENT INCOME	3,701,699
Net realized gain (loss) from investments	201,065
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,902,764

The accompanying notes are an integral part of the financial statements.

20 :: Government Cash Management Portfolio :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,701,699	$86,147,167
Net realized gain (loss)	201,065	202,122
Net increase (decrease) in net assets resulting from operations	3,902,764	86,349,289
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Proceeds from capital invested	50,283,299,224	82,358,268,912
Value of capital withdrawn	(47,716,229,675)	(75,212,997,203)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	2,567,069,549	7,145,271,709
INCREASE (DECREASE) IN NET ASSETS	2,570,972,313	7,231,620,998
Net assets at beginning of period	26,122,490,406	18,890,869,408
Net assets at end of period	$28,693,462,719	$26,122,490,406

The accompanying notes are an integral part of the financial statements.

Financial Highlights :: Government Cash Management Portfolio :: 21

	Six Months Ended 6/30/21 (unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions)	28,693		26,122		18,891		15,720		17,172		11,975
Ratio of expenses before expense reductions (%)	.14	*	.13		.14		.14		.14		.16
Ratio of expenses after expense reductions (%)	.03	*	.07		.07		.10		.11		.11
Ratio of net investment income (%)	.03	*	.36		2.13		1.76		.83		.32
Total Return (%)(a)	.02	(b)**	.41	(C)	2.17	(C)	1.78	(C)	.81	(C)	.32	(C)

(a)  Total return would have been lower had certain expenses not been reduced.

(b)  Total return for the Portfolio was derived from the performance of DWS Government Money Market Series.

(c)  Total return for the Portfolio was derived from the performance of DWS Government Cash Reserves Fund Institutional.

*    Annualized

**  Not annualized

The accompanying notes are an integral part of the financial statements.

22 :: Government Cash Management Portfolio :: Notes to Financial Statements :: June 30, 2021 (unaudited)

A. Organization and Significant Accounting Policies

Government Cash Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund; A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds and unaffiliated feeder funds, with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2021, DWS Government Cash Management Fund and DWS Government Money Market Series owned approximately 1% and 98%, respectively, of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Portfolio qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements

The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

As of June 30, 2021, the Portfolio held repurchase agreements with a gross value of $11,516,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio's Investment Portfolio.

Federal Income Taxes

The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

At June 30, 2021, Government Cash Management Portfolio had an aggregate cost of investments for federal income tax purposes of $29,006,750,589.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies

In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

June 30, 2021 (unaudited) :: Notes to Financial Statements :: Government Cash Management Portfolio :: 23

Other

Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement

Under the Investment Management Agreement with DWS Investment Management Americas, Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA ("DWS Group"), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement with the Advisor, the Portfolio pays a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio's average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%

Accordingly, for the six months ended June 30, 2021, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.096% of the Portfolio's average daily net assets.

For the period from January 1, 2021 through June 30, 2021, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.08% of the Portfolio's average daily net assets. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

In addition, the Advisor has agreed to voluntarily waive additional expenses. This voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses of the Portfolio.

For the six months ended June 30, 2021, fees waived and/or expenses reimbursed are $12,752,751.

Administration Fee

Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio paid the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2021, the Administration Fee was $3,439,116, of which $578,744 is unpaid.

Other Service Fees

Under an agreement with the Portfolio, DIMA is compensated for providing regulatory filing services to the Portfolio. For the six months ended June 30, 2021, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $400, all of which is unpaid.

Trustees' Fees and Expenses

The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

C. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $350 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2021.

D. Money Market Fund Investments and Yield

Rising interest rates could cause the value of the Fund's investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Portfolio's yield to decline, and during periods of unusually low interest rates, the Portfolio's yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund's ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.

If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.

24 :: Government Cash Management Portfolio :: Notes to Financial Statements :: June 30, 2021 (unaudited)

E. Other – COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Portfolio and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Portfolio and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Portfolio and reflect the consequences as appropriate in the Portfolio's accounting and financial reporting.

P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 or 614-470-8122
Institutions and Financial Professionals Only: 888-776-5717 Or: 240-497-6552
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' website at ProFunds.com; and (iii) on the Commission's website at sec.gov.

The ProFund discloses on the Adviser's website that it invests substantially all of its assets in the Portfolio and includes a link to the latest available listing of holdings in the Portfolio. In addition, the ProFund will file with the SEC on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information. The ProFund's Form N-MFP filings will be available on the SEC's website, and the Adviser's website will contain a link to such filings.

PRO0621

Semiannual Report

JUNE 30, 2021

ProFunds VP

Access VP High Yield
Asia 30
Banks
Basic Materials
Bear
Biotechnology
Bull
Consumer Goods
Consumer Services
Dow 30
Emerging Markets
Europe 30
Falling U.S. Dollar
Financials
Government Money Market
Health Care
Industrials
International
Internet
Japan
Large-Cap Growth
Large-Cap Value
Mid-Cap
Mid-Cap Growth
Mid-Cap Value
Nasdaq-100
Oil & Gas
Pharmaceuticals
Precious Metals
Real Estate
Rising Rates Opportunity
Semiconductor
Short Dow 30
Short Emerging Markets
Short International
Short Mid-Cap
Short Nasdaq-100
Short Small-Cap
Small-Cap
Small-Cap Growth
Small-Cap Value
Technology
Telecommunications
UltraBull
UltraMid-Cap
UltraNasdaq-100
UltraShort Dow 30
UltraShort Nasdaq-100
UltraSmall-Cap
U.S. Government Plus
Utilities

Table of Contents

1	Message from the Chairman
3	Financial Statements and Financial Highlights
4	ProFund Access VP High Yield
9	ProFund VP Asia 30
14	ProFund VP Banks
19	ProFund VP Basic Materials
24	ProFund VP Bear
28	ProFund VP Biotechnology
33	ProFund VP Bull
44	ProFund VP Consumer Goods
50	ProFund VP Consumer Services
56	ProFund VP Dow 30
60	ProFund VP Emerging Markets
66	ProFund VP Europe 30
71	ProFund VP Falling U.S. Dollar
76	ProFund VP Financials
83	ProFund VP Government Money Market
87	ProFund VP Health Care
93	ProFund VP Industrials
100	ProFund VP International
104	ProFund VP Internet
109	ProFund VP Japan
113	ProFund VP Large-Cap Growth
120	ProFund VP Large-Cap Value
130	ProFund VP Mid-Cap
134	ProFund VP Mid-Cap Growth
141	ProFund VP Mid-Cap Value
149	ProFund VP Nasdaq-100
155	ProFund VP Oil & Gas
160	ProFund VP Pharmaceuticals
165	ProFund VP Precious Metals
169	ProFund VP Real Estate
175	ProFund VP Rising Rates Opportunity
179	ProFund VP Semiconductor
184	ProFund VP Short Dow 30
188	ProFund VP Short Emerging Markets
192	ProFund VP Short International
196	ProFund VP Short Mid-Cap
200	ProFund VP Short Nasdaq-100
204	ProFund VP Short Small-Cap
208	ProFund VP Small-Cap
237	ProFund VP Small-Cap Growth
246	ProFund VP Small-Cap Value
257	ProFund VP Technology
264	ProFund VP Telecommunications
269	ProFund VP UltraBull
280	ProFund VP UltraMid-Cap
290	ProFund VP UltraNasdaq-100
296	ProFund VP UltraShort Dow 30
300	ProFund VP UltraShort Nasdaq-100
304	ProFund VP UltraSmall-Cap
334	ProFund VP U.S. Government Plus
338	ProFund VP Utilities
343	Notes to Financial Statements
373	Board Approval of Liquidity Risk Management Program
375	Expense Examples

Message from the Chairman

Dear Shareholder:

As the economy and local communities continue to recover from the impacts of COVID-19, we would like to reaffirm our commitment to providing our clients with the products and services that help them meet their investment goals and objectives. I am pleased to present the semiannual report to shareholders of ProFunds VP Trust for the six months ended June 30, 2021.

U.S. Stock Market Recorded Impressive Gains

Equities climbed during the period as a result of strong corporate earnings, Congress's $1.9 trillion coronavirus stimulus package, the lifting of restrictions on many businesses, and significant progress on administering vaccines. Value equities outperformed their growth counterparts by ten percentage points (0.10%) early in the period, their best performance in 20 years. The Nasdaq-100 lagged, gaining just 0.5% during the first quarter as a sharp rise in interest rates pressured growth stocks.

By June, the S&P 500 had reached a new all-time high with positive contributions from many industries. However, small-cap equities outperformed large-cap stocks. A 3.4% rise in consumer inflation (the highest in 14 years) in the second quarter as compared to the second quarter 2020 worried many investors. Nevertheless, the Fed states that they remain committed to their accommodative policies of monthly bond purchases until the economy fully recovers, even though other countries have begun to taper their bond purchases.

Most major U.S. indexes posted robust returns over the six-month period. Large caps were strong, with the S&P 500 rising 15.2%, the DJIA® (Dow® ) climbing 13.8% and the tech-heavy Nasdaq-100 Index gaining 13.3%. Mid-cap and small-cap stocks also did well, with the S&P MidCap 400® returning 17.6% and the Russell 2000® Index up 17.5%. All 10 Dow Jones U.S. Industry Indexes posted positive returns. The best-performing sectors were oil and gas (45.6%), financials (22.1%) and technology (17.8%).

Most International Equities Also Posted Positive Returns

Global economies began to return to their pre-pandemic peaks during the reporting period. The MSCI EAFE Index, which tracks developed markets outside North America, rose 8.8%, and the STOXX Europe 50 Index appreciated 11.5%. Europe benefited from the end of lockdowns, increased bond buying by the European Central Bank (ECB) and an anticipated large European stimulus program. Emerging markets, as measured by the BNY Mellon Emerging Markets 50 ADR Index, rose 3.7%, while the BNY China Select ADR and Japan's Nikkei 225 Index were among the few foreign markets that declined, falling 8.5% and 1.9%, respectively.

1

High Yield Bonds Were the Top Performers in Fixed Income

Yields rose and bond prices fell during the reporting period, especially for corporates and Treasurys, amid concerns about rising inflation and anticipation of more robust growth, but longer-term yields retreated slightly at quarter end. However, the demand for high-yield bonds boosted their prices. Long-term Treasury yields ticked slightly lower at the end of the second quarter of 2021.

Over the six months, the Bloomberg Barclays U.S. Aggregate Bond Index® fell 1.6%. The Ryan Labs Treasury 30-Year and 10-Year Indexes fell 9.1% and 4.1%, respectively. High-yield bonds rose 3.0%, based on the Markit iBoxx $ Liquid High Yield Index. The U.S. dollar rose 2.0%, based on the Bloomberg Dollar Spot Index. In addition, oil prices rose 45% in the first six months of 2021 and approached $80 a barrel for the first time since early 2019.

The Economy Continued to Emerge from the Pandemic

The U.S. economy grew at a robust pace during the reporting period. First-quarter real GDP grew by 6.4% annualized. Unemployment declined during the period, according to the U.S. Bureau of Labor Statistics, closing June at 5.9% as the economy added 850,000 new jobs.

U.S. Equity Investors Benefited from Market Performance, Especially in Small Caps

The robust economic recovery and strong U.S. equity market performance during the reporting period offered investors opportunities across a number of ProFunds VP funds that track major U.S. equity indexes. Russell 2000® Index investors, in particular, were rewarded by the strong performance in small caps during the period. Funds tracking the energy sector also posted strong returns. We are pleased that our insurance partners and their clients were able to take advantage of these trends during the period.

Also during the period, the Access VP High Yield Fund was reorganized from the former Access One Trust into ProFunds. We are confident this change should benefit investors by increasing the efficiency with which we can manage the fund. The name of the fund changed from the Access VP High Yield Fund to the ProFund Access VP High Yield. The fund's name change was seamless for investors, requiring no action on their part, and neither the fund's objective nor its investments changed as a result.

We thank you for the trust and confidence you have placed in us by choosing ProFunds VP and appreciate the opportunity to continue serving your investing needs.

Sincerely,

Michael Sapir

Chairman of the Board of Trustees

2

Financial Statements and Financial Highlights

4 :: ProFund Access VP High Yield :: Financial Statements

Investment Objective: The ProFund Access VP High Yield seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligation	47%
Futures Contracts	16%
Credit Default Swap Agreements	75%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund Access VP High Yield primarily invests in non-equity securities, which may include: credit default swap agreements, futures contracts, repurchase agreements, U.S. Government and money market securities.

Industry Exposure

% of Market Exposure (CDS)
Consumer, Cyclical	29%
Consumer, Non-cyclical	16%
Financial	11%
Communications	10%
Energy	9%
Industrials	8%
Basic Materials	6%
Utilities	6%
Technology	5%

Schedule of Portfolio Investments (unaudited)

U.S. Treasury Obligation (47.5%)

	Principal Amount	Value
U.S. Treasury Notes, 0.75%, 5/31/26	$9,650,000	$9,595,342
TOTAL U.S. TREASURY OBLIGATION (Cost $9,619,571)		9,595,342
Repurchase Agreements(a) (46.5%)
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $9,407,000	9,407,000	9,407,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,407,000)		9,407,000
TOTAL INVESTMENT SECURITIES (Cost $19,026,571)—94.0%		19,002,342
Net other assets (liabilities)—6.0%		1,207,573
NET ASSETS—100.0%		$20,209,915

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	27	10/1/21	$3,331,969	$(12,271)

Centrally Cleared Swap Agreements

Credit Default Swap Agreements – Sell Protection(a)

Underlying Instrument	Payment Frequency	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2021(b)	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement; Series 36	Daily	5.00%	6/20/26	2.72%	$15,150,000	$1,546,828	$1,308,473	$238,355	$(1,803)

See accompanying notes to financial statements.

Financial Statements :: ProFund Access VP High Yield :: 5

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)	The notional amount represents the maximum potential amount the Fund could be required pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See accompanying notes to financial statements.

6 :: ProFund Access VP High Yield :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$19,026,571
Securities, at value	9,595,342
Repurchase agreements, at value	9,407,000
Total Investment Securities, at value	19,002,342
Cash	342
Segregated cash balances for futures contracts with brokers	23,760
Segregated cash balances for credit default swap agreements with brokers	1,247,063
Interest receivable	6,130
Receivable for capital shares issued	1,715
Variation margin on futures contracts	1,055
Prepaid expenses	270
TOTAL ASSETS	20,282,677
LIABILITIES:
Payable for capital shares redeemed	5,083
Variation margin on credit default swap agreements	1,803
Advisory fees payable	12,474
Management services fees payable	1,663
Administration fees payable	1,225
Administrative services fees payable	9,992
Distribution fees payable	11,065
Transfer agency fees payable	2,114
Fund accounting fees payable	667
Compliance services fees payable	156
Other accrued expenses	26,520
TOTAL LIABILITIES	72,762
NET ASSETS	$20,209,915
NET ASSETS CONSIST OF:
Capital	$22,554,783
Total distributable earnings (loss)	(2,344,868)
NET ASSETS	$20,209,915
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	758,565
Net Asset Value (offering and redemption price per share)	$26.64

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Interest	$33,073
EXPENSES:
Advisory fees	71,125
Management services fees	9,483
Administration fees	10,290
Transfer agency fees	8,545
Administrative services fees	23,349
Distribution fees	23,708
Custody fees	2,085
Fund accounting fees	5,645
Trustee fees	1,227
Compliance services fees	111
Other fees	13,200
Total Gross Expenses before reductions	168,768
Expenses reduced and reimbursed by the Advisor	(9,449)
TOTAL NET EXPENSES	159,319
NET INVESTMENT INCOME (LOSS)	(126,246)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(154,858)
Net realized gains (losses) on futures contracts	(7,913)
Net realized gains (losses) on swap agreements	956,778
Change in net unrealized appreciation/depreciation on investment securities	(60,157)
Change in net unrealized appreciation/depreciation on futures contracts	(15,602)
Change in net unrealized appreciation/depreciation on swap agreements	(452,431)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	265,817
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$139,571

See accompanying notes to financial statements.

Financial Statements :: ProFund Access VP High Yield :: 7

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(126,246)	$71,899
Net realized gains (losses) on investments	794,007	1,423,021
Change in net unrealized appreciation/depreciation on investments	(528,190)	1,402,141
Change in net assets resulting from operations	139,571	2,897,061
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(490,299)	(1,712,917)
Change in net assets resulting from distributions	(490,299)	(1,712,917)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	12,207,916	77,469,699
Distributions reinvested	490,299	1,712,917
Value of shares redeemed	(12,060,172)	(64,383,444)
Change in net assets resulting from capital transactions	638,043	14,799,172
Change in net assets	287,315	15,983,316
NET ASSETS:
Beginning of period	19,922,600	16,054,401
End of period	$20,209,915	$32,037,717
SHARE TRANSACTIONS:
Issued	454,876	2,758,429
Reinvested	18,614	61,497
Redeemed	(450,044)	(2,304,629)
Change in shares	23,446	515,297

See accompanying notes to financial statements.

8 :: ProFund Access VP High Yield :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019		Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016
Net Asset Value, Beginning of Period	$27.10	$28.71	$26.74		$28.25		$29.12	$27.51

Investment Activities:
Net investment income (loss)(a)	(0.18)	(0.31)	0.06		0.16		(0.10)	(0.24)
Net realized and unrealized gains (losses) on investments	0.38	0.16 (b)	3.21		(0.33)		1.47	2.70
Total income (loss) from investment activities	0.20	(0.15)	3.27		(0.17)		1.37	2.46

Distributions to Shareholders From:
Net investment income	—	—	(0.06)		(0.16)		—	—
In excess of net investment income	(0.66)	(1.46)	(1.24)		(0.37)		(1.11)	(0.85)
Net realized gains on investments	—	—	—		(0.60)		(1.13)	—
Return of capital	—	—	—		(0.21)		—	—
Total distributions	(0.66)	(1.46)	(1.30)		(1.34)		(2.24)	(0.85)

Net Asset Value, End of Period	$26.64	$27.10	$28.71		$26.74		$28.25	$29.12

Total Return(c)	0.76%	0.06%	12.43%		(0.61	)%(d)	4.79%	9.00%

Ratios to Average Net Assets:
Gross expenses(e)	1.78%	1.87%	1.73%		1.72%		1.71%	1.68%
Net expenses(e)	1.68%	1.68%	1.70	%(f)	1.66	%(d)	1.68%	1.68%
Net investment income (loss)(e)	(1.33)%	(1.16)%	0.23%		0.58	%(d)	(0.34)%	(0.84)%

Supplemental Data:
Net assets, end of period (000's)	$20,210	$19,923	$32,038		$16,054		$25,713	$61,327
Portfolio turnover rate(c)(g)	658%	1,447%	1,459%		1,539%		1,407%	1,809%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.

(d)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.67% and 0.57%, respectively, and the total return would have been (0.62)%.

(e)	Annualized for periods less than one year.

(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Asia 30 :: 9

Investment Objective: The ProFund VP Asia 30 seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Futu Holdings, Ltd.	11.6%
Beigene, Ltd.	6.2%
Sea, Ltd.	6.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.6%
BHP Billiton PLC	5.5%

ProFunds Asia 30® Index – Composition

Industry Breakdown	% of Index
Communication Services	22%
Financials	20%
Information Technology	20%
Consumer Discretionary	16%
Materials	11%
Health Care	6%
Industrials	5%

Country Composition
China	50%
India	13%
Hong Kong	12%
Australia	11%
Singapore	8%
Taiwan	6%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.9%)

	Shares	Value
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	7,844	$1,778,862
Baidu, Inc.*ADR (Interactive Media & Services)	6,369	1,298,639
Beigene, Ltd.*ADR (Biotechnology)	6,223	2,135,671
BHP Billiton PLCADR (Metals & Mining)	32,225	1,923,510
BHP Billiton, Ltd.ADR(a) (Metals & Mining)	26,150	1,904,505
Bilibili, Inc.*ADR (Entertainment)	8,071	983,370
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	15,862	1,031,347
Futu Holdings, Ltd.*ADR (Capital Markets)	22,446	4,019,855
Gaotu Techedu, Inc.*ADR(a) (Diversified Consumer Services)	10,149	149,901
GDS Holdings, Ltd.*ADR (IT Services)	10,446	819,907
HDFC Bank, Ltd.*ADR (Banks)	22,449	1,641,471
Huazhu Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	11,779	622,049
HUYA, Inc.*ADR(a) (Entertainment)	34,670	611,926
ICICI Bank, Ltd.*ADR (Banks)	78,081	1,335,185
Infosys Technologies, Ltd.ADR (IT Services)	75,192	1,593,318
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	7,850	626,509
JinkoSolar Holding Co., Ltd.*ADR(a) (Semiconductors & Semiconductor Equipment)	13,408	751,116
JOYY, Inc.ADR (Interactive Media & Services)	8,593	566,880
Kingsoft Cloud Holdings, Ltd.*ADR (IT Services)	21,113	716,364
Momo, Inc.ADR (Interactive Media & Services)	49,221	753,574

NetEase, Inc.ADR (Entertainment)	7,111	819,543
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	30,354	248,599
NIO, Inc.*ADR (Automobiles)	14,816	788,211
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	4,074	517,479
Sea, Ltd.*ADR (Entertainment)	7,554	2,074,328
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	16,077	1,931,812
TAL Education Group*ADR (Diversified Consumer Services)	7,491	188,998
Tencent Music Entertainment Group*ADR (Entertainment)	35,337	547,017
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	15,997	567,254
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	55,487	1,684,030
TOTAL COMMON STOCKS (Cost $16,669,298)		34,631,230

Collateral for Securities Loaned (8.3%)(b)
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(c)	2,880,471	2,880,471
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,880,471)		2,880,471
TOTAL INVESTMENT SECURITIES (Cost $19,549,769)—108.2%		37,511,701
Net other assets (liabilities)—(8.2)%		(2,836,378)
NET ASSETS—100.0%		$34,675,323

See accompanying notes to financial statements.

10 :: ProFund VP Asia 30 :: Financial Statements

*	Non-income producing security.

(a)	All or part of this security was on loan as of June 30, 2021. The total value of securities on loan as of June 30, 2021 was $2,756,853.

(b)	Securities were purchased with cash collateral held from securities on loan at June 30, 2021.

(c)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2021.

ADR	American Depositary Receipt

ProFund VP Asia 30 invested in the following industries as of June 30, 2021:

	Value	% of Net Assets
Air Freight & Logistics	$1,684,030	4.9%
Automobiles	788,211	2.3%
Banks	2,976,656	8.6%
Biotechnology	2,135,671	6.2%
Capital Markets	4,019,855	11.5%
Diversified Consumer Services	587,498	1.7%
Entertainment	5,036,184	14.5%
Hotels, Restaurants & Leisure	622,049	1.8%
Interactive Media & Services	2,619,093	7.6%
Internet & Direct Marketing Retail	3,490,104	10.1%
IT Services	3,129,589	9.0%
Metals & Mining	3,828,015	11.0%
Semiconductors & Semiconductor Equipment	3,714,275	10.7%
Other**	44,093	0.1%
Total	$34,675,323	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of June 30, 2021:

	Value	% of Net Assets
Australia	$3,828,015	11.0%
China	22,227,101	64.1%
India	4,569,974	13.2%
Singapore	2,074,328	6.0%
Taiwan	1,931,812	5.6%
Other**	44,093	0.1%
Total	$34,675,323	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Asia 30 :: 11

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$19,549,769
Securities, at value(a)	37,511,701
Total Investment Securities, at value	37,511,701
Dividends receivable	7,293
Receivable for capital shares issued	12,750
Receivable for investments sold	249,639
Prepaid expenses	645
TOTAL ASSETS	37,782,028
LIABILITIES:
Cash overdraft	131,049
Payable for capital shares redeemed	19,171
Payable for collateral for securities loaned	2,880,471
Advisory fees payable	21,900
Management services fees payable	2,920
Administration fees payable	2,058
Administrative services fees payable	12,621
Distribution fees payable	17,674
Transfer agency fees payable	3,457
Fund accounting fees payable	1,130
Compliance services fees payable	285
Other accrued expenses	13,969
TOTAL LIABILITIES	3,106,705
NET ASSETS	$34,675,323
NET ASSETS CONSIST OF:
Capital	$18,600,351
Total distributable earnings (loss)	16,074,972
NET ASSETS	$34,675,323
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	470,362
Net Asset Value (offering and redemption price per share)	$73.72
(a) Includes securities on loan valued at:	$2,756,853

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Dividends	$198,126
Interest	2
Foreign tax withholding	(3,855)
Income from securities lending	159,747
TOTAL INVESTMENT INCOME	354,020
EXPENSES:
Advisory fees	136,794
Management services fees	18,239
Administration fees	11,737
Transfer agency fees	9,544
Administrative services fees	38,302
Distribution fees	45,598
Custody fees	5,324
Fund accounting fees	6,481
Trustee fees	362
Compliance services fees	145
Dividend fees	1,925
Other fees	14,385
Recoupment of prior expenses reduced by the Advisor	16,556
TOTAL NET EXPENSES	305,392
NET INVESTMENT INCOME (LOSS)	48,628
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(838,543)
Change in net unrealized appreciation/depreciation on investment securities	4,163,058
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,324,515
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,373,143

See accompanying notes to financial statements.

12 :: ProFund VP Asia 30 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$48,628	$(43,383)
Net realized gains (losses) on investments	(838,543)	4,545,593
Change in net unrealized appreciation/depreciation on investments	4,163,058	3,066,891
Change in net assets resulting from operations	3,373,143	7,569,101
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(4,388,382)	(2,519,835)
Change in net assets resulting from distributions	(4,388,382)	(2,519,835)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	26,546,553	30,433,386
Distributions reinvested	4,388,382	2,519,835
Value of shares redeemed	(24,737,908)	(37,565,743)
Change in net assets resulting from capital transactions	6,197,027	(4,612,522)
Change in net assets	5,181,788	436,744
NET ASSETS:
Beginning of period	29,493,535	29,056,791
End of period	$34,675,323	$29,493,535
SHARE TRANSACTIONS:
Issued	307,138	480,489
Reinvested	65,294	38,110
Redeemed	(290,824)	(597,380)
Change in shares	81,608	(78,781)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Asia 30 :: 13

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016
Net Asset Value, Beginning of Period	$75.87	$62.15	$49.34	$60.88	$47.26	$47.47

Investment Activities:
Net investment income (loss)(a)	0.11	(0.11)	0.39	0.11	0.21	(0.06)
Net realized and unrealized gains (losses) on investments	8.54	21.13	12.56	(11.37)	15.27	0.41
Total income (loss) from investment activities	8.65	21.02	12.95	(11.26)	15.48	0.35

Distributions to Shareholders From:
Net investment income	—	(0.72)	(0.14)	(0.28)	—	(0.56)
Net realized gains on investments	(10.80)	(6.58)	—	—	(1.86)	—
Total distributions	(10.80)	(7.30)	(0.14)	(0.28)	(1.86)	(0.56)

Net Asset Value, End of Period	$73.72	$75.87	$62.15	$49.34	$60.88	$47.26

Total Return(b)	12.78%	35.55%	26.31%	(18.59)%	32.87%	0.64%

Ratios to Average Net Assets:
Gross expenses(c)	1.67%	1.71%	1.72%	1.74%	1.70%	1.76%
Net expenses(c)	1.67%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.27%	(0.18)%	0.68%	0.19%	0.37%	(0.14)%

Supplemental Data:
Net assets, end of period (000's)	$34,675	$29,494	$29,057	$19,796	$34,695	$22,764
Portfolio turnover rate(b)(d)	40%	130%	111%	87%	96%	79%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

14 :: ProFund VP Banks :: Financial Statements

Investment Objective: The ProFund VP Banks seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. BanksSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	26%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	20.2%
Bank of America Corp.	13.4%
Wells Fargo & Co.	8.0%
Citigroup, Inc.	6.3%
The PNC Financial Services Group, Inc.	3.5%

Dow Jones U.S. BanksSM Index – Composition

% of Index
Diversified Banks	70%
Regional Banks	30%

Schedule of Portfolio Investments (unaudited)

Common Stocks (73.6%)

	Shares	Value
Bank of America Corp. (Banks)	31,436	$1,296,106
Bank OZK (Banks)	504	21,249
BOK Financial Corp. (Banks)	128	11,085
Citigroup, Inc. (Banks)	8,617	609,653
Citizens Financial Group, Inc. (Banks)	1,776	81,465
Comerica, Inc. (Banks)	582	41,520
Commerce Bancshares, Inc. (Banks)	439	32,732
Cullen/Frost Bankers, Inc. (Banks)	236	26,432
East West Bancorp, Inc. (Banks)	591	42,369
F.N.B. Corp. (Banks)	1,331	16,411
Fifth Third Bancorp (Banks)	2,935	112,205
First Citizens BancShares, Inc.—Class A (Banks)	30	24,982
First Financial Bankshares, Inc. (Banks)	593	29,134
First Horizon Corp. (Banks)	2,304	39,806
First Republic Bank (Banks)	734	137,383
Glacier Bancorp, Inc. (Banks)	398	21,922
Home BancShares, Inc. (Banks)	632	15,598
Huntington Bancshares, Inc. (Banks)	6,151	87,775
JPMorgan Chase & Co. (Banks)	12,619	1,962,758
KeyCorp (Banks)	4,046	83,550
M&T Bank Corp. (Banks)	536	77,886
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,939	21,367
People's United Financial, Inc. (Banks)	1,783	30,561
Pinnacle Financial Partners, Inc. (Banks)	317	27,988
Popular, Inc. (Banks)	336	25,217
Prosperity Bancshares, Inc. (Banks)	387	27,787
Regions Financial Corp. (Banks)	4,007	80,861
Signature Bank (Banks)	240	58,956
SVB Financial Group* (Banks)	226	125,753
Synovus Financial Corp. (Banks)	619	27,162
TFS Financial Corp. (Thrifts & Mortgage Finance)	199	4,040
The PNC Financial Services Group, Inc. (Banks)	1,771	337,836
Truist Financial Corp. (Banks)	5,606	311,133
U.S. Bancorp (Banks)	5,651	321,937
UMB Financial Corp. (Banks)	181	16,844
Umpqua Holdings Corp. (Banks)	920	16,974
United Bankshares, Inc. (Banks)	559	20,404
Valley National Bancorp (Banks)	1,692	22,724
Webster Financial Corp. (Banks)	377	20,109
Wells Fargo & Co. (Banks)	17,232	780,437
Western Alliance Bancorp (Banks)	431	40,018
Wintrust Financial Corp. (Banks)	238	18,000
Zions Bancorp (Banks)	683	36,103
TOTAL COMMON STOCKS (Cost $3,040,179)		7,144,232

Repurchase Agreements(a) (2.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $191,000	$191,000	$191,000
TOTAL REPURCHASE AGREEMENTS (Cost $191,000)		191,000
TOTAL INVESTMENT SECURITIES (Cost $3,231,179)—75.6%		7,335,232
Net other assets (liabilities)—24.4%		2,364,484
NET ASSETS—100.0%		$9,699,716

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Banks :: 15

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Banks Index	Goldman Sachs International	7/23/21	0.59%	$2,549,667	$3,839

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Banks invested in the following industries as of June 30, 2021:

	Value	% of Net Assets
Banks	$7,118,825	73.3%
Thrifts & Mortgage Finance	25,407	0.3%
Other**	2,555,484	26.4%
Total	$9,699,716	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

16 :: ProFund VP Banks :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$3,231,179
Securities, at value	7,144,232
Repurchase agreements, at value	191,000
Total Investment Securities, at value	7,335,232
Cash	95
Segregated cash balances for swap agreements with custodian	50,000
Dividends receivable	9,494
Unrealized appreciation on swap agreements	3,839
Receivable for investments sold	2,999,594
Prepaid expenses	135
TOTAL ASSETS	10,398,389
LIABILITIES:
Payable for capital shares redeemed	675,999
Advisory fees payable	6,688
Management services fees payable	892
Administration fees payable	643
Administrative services fees payable	4,084
Distribution fees payable	4,239
Transfer agency fees payable	1,114
Fund accounting fees payable	363
Compliance services fees payable	61
Other accrued expenses	4,590
TOTAL LIABILITIES	698,673
NET ASSETS	$9,699,716
NET ASSETS CONSIST OF:
Capital	$10,488,878
Total distributable earnings (loss)	(789,162)
NET ASSETS	$9,699,716
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	319,826
Net Asset Value (offering and redemption price per share)	$30.33

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Dividends	$90,226
Interest	2
TOTAL INVESTMENT INCOME	90,228
EXPENSES:
Advisory fees	31,216
Management services fees	4,162
Administration fees	3,082
Transfer agency fees	2,594
Administrative services fees	11,583
Distribution fees	10,406
Custody fees	633
Fund accounting fees	1,820
Trustee fees	99
Compliance services fees	44
Other fees	4,618
Total Gross Expenses before reductions	70,257
Expenses reduced and reimbursed by the Advisor	(332)
TOTAL NET EXPENSES	69,925
NET INVESTMENT INCOME (LOSS)	20,303
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	78,473
Net realized gains (losses) on swap agreements	44,461
Change in net unrealized appreciation/depreciation on investment securities	1,380,489
Change in net unrealized appreciation/depreciation on swap agreements	2,974
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,506,397
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,526,700

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Banks :: 17

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$20,303	$82,428
Net realized gains (losses) on investments	122,934	(7,095)
Change in net unrealized appreciation/depreciation on investments	1,383,463	(1,708,378)
Change in net assets resulting from operations	1,526,700	(1,633,045)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(82,428)	(92,909)
Change in net assets resulting from distributions	(82,428)	(92,909)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	21,952,054	18,733,923
Distributions reinvested	82,428	92,909
Value of shares redeemed	(18,601,638)	(21,610,921)
Change in net assets resulting from capital transactions	3,432,844	(2,784,089)
Change in net assets	4,877,116	(4,510,043)
NET ASSETS:
Beginning of period	4,822,600	9,332,643
End of period	$9,699,716	$4,822,600
SHARE TRANSACTIONS:
Issued	750,736	921,543
Reinvested	2,662	4,862
Redeemed	(636,425)	(1,048,260)
Change in shares	116,973	(121,855)

See accompanying notes to financial statements.

18 :: ProFund VP Banks :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016
Net Asset Value, Beginning of Period	$23.77	$28.74	$21.31	$26.03	$22.14	$18.02

Investment Activities:
Net investment income (loss)(a)	0.07	0.36	0.31	0.15	0.08	0.09
Net realized and unrealized gains (losses) on investments	6.73	(4.85)	7.39	(4.79)	3.87	4.08
Total income (loss) from investment activities	6.80	(4.49)	7.70	(4.64)	3.95	4.17

Distributions to Shareholders From:
Net investment income	(0.24)	(0.48)	(0.27)	(0.08)	(0.06)	(0.05)

Net Asset Value, End of Period	$30.33	$23.77	$28.74	$21.31	$26.03	$22.14

Total Return(b)	28.58%	(15.21)%	36.43%	(17.90)%	17.92%	23.23%

Ratios to Average Net Assets:
Gross expenses(c)	1.69%	1.74%	1.70%	1.71%	1.69%	1.68%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.49%	1.74%	1.24%	0.57%	0.36%	0.50%

Supplemental Data:
Net assets, end of period (000's)	$9,700	$4,823	$9,333	$6,539	$14,608	$14,273
Portfolio turnover rate(b)(d)	263%	478%	293%	324%	319%	362%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Basic Materials :: 19

Investment Objective: The ProFund VP Basic Materials seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Basic MaterialsSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Equity Securities	94%
Swap Agreements	6%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Linde PLC	17.3%
Air Products & Chemicals, Inc.	7.3%
Freeport-McMoRan, Inc.	6.3%
Ecolab, Inc.	5.9%
Newmont Corp.	5.8%

Dow Jones U.S. Basic MaterialsSM Index – Composition

% of Index
Chemicals	79%
Metals & Mining	21%

Schedule of Portfolio Investments (unaudited)

Common Stocks (94.2%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	5,184	$1,491,332
Albemarle Corp. (Chemicals)	2,733	460,401
Alcoa Corp.* (Metals & Mining)	4,374	161,138
Ashland Global Holdings, Inc. (Chemicals)	1,279	111,913
Axalta Coating Systems, Ltd.* (Chemicals)	4,857	148,090
Celanese Corp.—Series A (Chemicals)	2,638	399,921
CF Industries Holdings, Inc. (Chemicals)	5,025	258,536
Commercial Metals Co. (Metals & Mining)	2,825	86,784
Corteva, Inc. (Chemicals)	17,265	765,703
Dow, Inc. (Chemicals)	17,497	1,107,210
DuPont de Nemours, Inc. (Chemicals)	12,463	964,761
Eastman Chemical Co. (Chemicals)	3,197	373,250
Ecolab, Inc. (Chemicals)	5,826	1,199,981
Element Solutions, Inc. (Chemicals)	5,102	119,285
FMC Corp. (Chemicals)	3,019	326,656
Freeport-McMoRan, Inc. (Metals & Mining)	34,327	1,273,875
Huntsman Corp. (Chemicals)	4,676	124,008
Ingevity Corp.* (Chemicals)	938	76,316
International Flavors & Fragrances, Inc. (Chemicals)	5,831	871,151
Linde PLC (Chemicals)	12,183	3,522,104
LyondellBasell Industries N.V.—Class A (Chemicals)	6,030	620,306
NewMarket Corp. (Chemicals)	172	55,381
Newmont Corp. (Metals & Mining)	18,765	1,189,326
Nucor Corp. (Metals & Mining)	7,008	672,277
PPG Industries, Inc. (Chemicals)	5,554	942,903
Reliance Steel & Aluminum Co. (Metals & Mining)	1,492	225,143
Royal Gold, Inc. (Metals & Mining)	1,537	175,372
RPM International, Inc. (Chemicals)	3,032	268,878
Steel Dynamics, Inc. (Metals & Mining)	4,700	280,120
The Chemours Co. (Chemicals)	3,878	134,954
The Mosaic Co. (Chemicals)	8,097	258,375
The Scotts Miracle-Gro Co.—Class A (Chemicals)	953	182,900
Valvoline, Inc. (Chemicals)	4,243	137,728
W.R. Grace & Co. (Chemicals)	1,458	100,777
Westlake Chemical Corp. (Chemicals)	810	72,973
TOTAL COMMON STOCKS (Cost $9,725,911)		19,159,828

Repurchase Agreements(a) (0.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $155,000	$155,000	$155,000
TOTAL REPURCHASE AGREEMENTS (Cost $155,000)		155,000
TOTAL INVESTMENT SECURITIES (Cost $9,880,911)—95.0%		19,314,828
Net other assets (liabilities)—5.0%		1,021,141
NET ASSETS—100.0%		$20,335,969

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

20 :: ProFund VP Basic Materials :: Financial Statements

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	7/23/21	0.59%	$1,174,737	$2,181

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Basic Materials invested in the following industries as of June 30, 2021:

	Value	% of Net Assets
Chemicals	$15,095,793	74.2%
Metals & Mining	4,064,035	20.0%
Other**	1,176,141	5.8%
Total	$20,335,969	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Basic Materials :: 21

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$9,880,911
Securities, at value	19,159,828
Repurchase agreements, at value	155,000
Total Investment Securities, at value	19,314,828
Cash	296
Segregated cash balances for swap agreements with custodian	90,000
Dividends receivable	26,299
Unrealized appreciation on swap agreements	2,181
Receivable for capital shares issued	51,888
Receivable for investments sold	900,706
Prepaid expenses	256
TOTAL ASSETS	20,386,454
LIABILITIES:
Payable for capital shares redeemed	143
Advisory fees payable	13,622
Management services fees payable	1,816
Administration fees payable	1,334
Administrative services fees payable	10,036
Distribution fees payable	10,514
Transfer agency fees payable	2,242
Fund accounting fees payable	737
Compliance services fees payable	149
Other accrued expenses	9,892
TOTAL LIABILITIES	50,485
NET ASSETS	$20,335,969
NET ASSETS CONSIST OF:
Capital	$12,851,180
Total distributable earnings (loss)	7,484,789
NET ASSETS	$20,335,969
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	261,680
Net Asset Value (offering and redemption price per share)	$77.71

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Dividends	$169,666
Interest	5
Income from securities lending	6,244
TOTAL INVESTMENT INCOME	175,915
EXPENSES:
Advisory fees	66,433
Management services fees	8,858
Administration fees	6,656
Transfer agency fees	5,483
Administrative services fees	23,189
Distribution fees	22,144
Custody fees	1,351
Fund accounting fees	3,751
Trustee fees	226
Compliance services fees	88
Other fees	9,392
Recoupment of prior expenses reduced by the Advisor	1,240
TOTAL NET EXPENSES	148,811
NET INVESTMENT INCOME (LOSS)	27,104
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	71,843
Net realized gains (losses) on swap agreements	52,773
Change in net unrealized appreciation/depreciation on investment securities	1,778,760
Change in net unrealized appreciation/depreciation on swap agreements	(2,796)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,900,580
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,927,684

See accompanying notes to financial statements.

22 :: ProFund VP Basic Materials :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$27,104	$60,934
Net realized gains (losses) on investments	124,616	561,553
Change in net unrealized appreciation/depreciation on investments	1,775,964	1,247,587
Change in net assets resulting from operations	1,927,684	1,870,074
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(550,093)	(949,400)
Change in net assets resulting from distributions	(550,093)	(949,400)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	20,132,176	18,333,702
Distributions reinvested	550,093	949,400
Value of shares redeemed	(18,139,991)	(15,671,527)
Change in net assets resulting from capital transactions	2,542,278	3,611,575
Change in net assets	3,919,869	4,532,249
NET ASSETS:
Beginning of period	16,416,100	11,883,851
End of period	$20,335,969	$16,416,100
SHARE TRANSACTIONS:
Issued	258,121	299,803
Reinvested	6,830	14,862
Redeemed	(239,940)	(261,657)
Change in shares	25,011	53,008

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Basic Materials :: 23

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016
Net Asset Value, Beginning of Period	$69.36	$64.71	$56.94	$69.41	$56.66	$48.01

Investment Activities:
Net investment income (loss)(a)	0.12	0.32	0.37	0.14	0.17	0.29
Net realized and unrealized gains (losses) on investments	10.31	9.87	9.53	(12.36)	12.84	8.57
Total income (loss) from investment activities	10.43	10.19	9.90	(12.22)	13.01	8.86

Distributions to Shareholders From:
Net investment income	(0.23)	(0.42)	(0.22)	(0.25)	(0.26)	(0.21)
Net realized gains on investments	(1.85)	(5.12)	(1.91)	—	—	—
Total distributions	(2.08)	(5.54)	(2.13)	(0.25)	(0.26)	(0.21)

Net Asset Value, End of Period	$77.71	$69.36	$64.71	$56.94	$69.41	$56.66

Total Return(b)	14.93%	16.49%	17.72%	(17.66)%	22.96%	18.49%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%	1.73%	1.71%	1.74%	1.69%	1.73%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.31%	0.53%	0.60%	0.21%	0.27%	0.56%

Supplemental Data:
Net assets, end of period (000's)	$20,336	$16,416	$11,884	$12,171	$33,707	$23,131
Portfolio turnover rate(b)(d)	71%	135%	58%	39%	127%	109%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

24 :: ProFund VP Bear :: Financial Statements

Investment Objective: The ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the S&P 500® for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(14)%
Swap Agreements	(86)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Bear primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P 500® Index – Composition

% of Index
Information Technology	27%
Health Care	13%
Consumer Discretionary	12%
Financials	11%
Communication Services	11%
Industrials	9%
Consumer Staples	6%
Energy	3%
Materials	3%
Real Estate	3%
Utilities	2%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (96.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $1,493,000	$1,493,000	$1,493,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,493,000)		1,493,000
TOTAL INVESTMENT SECURITIES
(Cost $1,493,000)—96.8%		1,493,000
Net other assets (liabilities)—3.2%		49,428
NET ASSETS—100.0%		$1,542,428

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2021, the aggregate amount held in a segregated account was $373,000.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	1	9/20/21	$(214,430)	$(3,617)

Total Return Swap Agreements – Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	7/27/21	(0.44)%	$(51,570)	$(25)
S&P 500	UBS AG	7/27/21	(0.24)%	(1,272,060)	(2,181)
				$(1,323,630)	$(2,206)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bear :: 25

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$1,493,000
Repurchase agreements, at value	1,493,000
Total Investment Securities, at value	1,493,000
Cash	514
Segregated cash balances for futures contracts with brokers	12,100
Receivable for capital shares issued	43,162
Prepaid expenses	59
TOTAL ASSETS	1,548,835
LIABILITIES:
Payable for capital shares redeemed	108
Unrealized depreciation on swap agreements	2,206
Variation margin on futures contracts	330
Advisory fees payable	923
Management services fees payable	123
Administration fees payable	100
Administrative services fees payable	566
Distribution fees payable	553
Transfer agency fees payable	168
Fund accounting fees payable	55
Compliance services fees payable	17
Other accrued expenses	1,258
TOTAL LIABILITIES	6,407
NET ASSETS	$1,542,428
NET ASSETS CONSIST OF:
Capital	$23,872,591
Total distributable earnings (loss)	(22,330,163)
NET ASSETS	$1,542,428
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	93,528
Net Asset Value (offering and redemption price per share)	$16.49

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Interest	$37
EXPENSES:
Advisory fees	7,274
Management services fees	970
Administration fees	763
Transfer agency fees	595
Administrative services fees	2,828
Distribution fees	2,424
Custody fees	152
Fund accounting fees	405
Trustee fees	24
Compliance services fees	5
Other fees	1,500
Total Gross Expenses before reductions	16,940
Expenses reduced and reimbursed by the Advisor	(647)
TOTAL NET EXPENSES	16,293
NET INVESTMENT INCOME (LOSS)	(16,256)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(51,421)
Net realized gains (losses) on swap agreements	(266,542)
Change in net unrealized appreciation/depreciation on futures contracts	9,078
Change in net unrealized appreciation/depreciation on swap agreements	8,091
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(300,794)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(317,050)

See accompanying notes to financial statements.

26 :: ProFund VP Bear :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(16,256)	$(63,287)
Net realized gains (losses) on investments	(317,963)	(1,644,432)
Change in net unrealized appreciation/depreciation on investments	17,169	(15,309)
Change in net assets resulting from operations	(317,050)	(1,723,028)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(21,696)	(18,942)
Change in net assets resulting from distributions	(21,696)	(18,942)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	9,190,897	55,517,005
Distributions reinvested	21,696	18,942
Value of shares redeemed	(9,683,667)	(54,648,756)
Change in net assets resulting from capital transactions	(471,074)	887,191
Change in net assets	(809,820)	(854,779)
NET ASSETS:
Beginning of period	2,352,248	3,207,027
End of period	$1,542,428	$2,352,248
SHARE TRANSACTIONS:
Issued	511,720	2,071,685
Reinvested	1,237	896
Redeemed	(539,483)	(2,073,662)
Change in shares	(26,526)	(1,081)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Bear :: 27

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019		Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016(a)
Net Asset Value, Beginning of Period	$19.59	$26.47	$34.40		$33.06	$40.30	$46.37

Investment Activities:
Net investment income (loss)(b)	(0.15)	(0.35)	0.13		0.03	(0.32)	(0.63)
Net realized and unrealized gains (losses) on investments	(2.69)	(6.41)	(8.03)		1.31	(6.92)	(5.44)
Total income (loss) from investment activities	(2.84)	(6.76)	(7.90)		1.34	(7.24)	(6.07)

Distributions to Shareholders From:
Net investment income	—	(0.12)	(0.03)		—	—	—
Net realized gains on investments	(0.26)	—	—		—	—	—
Total distributions	(0.26)	(0.12)	(0.03)		—	—	—

Net Asset Value, End of Period	$16.49	$19.59	$26.47		$34.40	$33.06	$40.30

Total Return(c)	(14.58)%	(25.61)%	(22.95)%		4.05%	(17.97)%	(13.05)%

Ratios to Average Net Assets:
Gross expenses(d)	1.75%	1.79%	1.74%		1.65%	1.68%	1.68%
Net expenses(d)	1.68%	1.68%	1.71	%(e)	1.65%	1.68%	1.68%
Net investment income (loss)(d)	(1.68)%	(1.40)%	0.43%		0.08%	(0.88)%	(1.42)%

Supplemental Data:
Net assets, end of period (000's)	$1,542	$2,352	$3,207		$4,135	$4,157	$6,283
Portfolio turnover rate(f)	—	—	—		—	—	—

(a)	As described in Note 8, share amounts have been adjusted for 1:5 reverse share split that occurred on December 5, 2016.

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

28 :: ProFund VP Biotechnology :: Financial Statements

Investment Objective: The ProFund VP Biotechnology seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. BiotechnologySM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AbbVie, Inc.	16.4%
Amgen, Inc.	11.5%
Gilead Sciences, Inc.	7.1%
Moderna, Inc.	5.9%
Illumina, Inc.	5.7%

Dow Jones U.S. BiotechnologySM Index – Composition

% of Index
Biotechnology	75%
Life Sciences Tools & Services	25%

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.4%)

	Shares	Value
10X Genomics, Inc.*—Class A (Life Sciences Tools & Services)	4,013	$785,826
AbbVie, Inc. (Biotechnology)	95,553	10,763,090
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	6,326	154,291
Acceleron Pharma, Inc.* (Biotechnology)	2,857	358,525
Agilent Technologies, Inc. (Life Sciences Tools & Services)	16,416	2,426,449
Agios Pharmaceuticals, Inc.* (Biotechnology)	2,765	152,379
Alexion Pharmaceuticals, Inc.* (Biotechnology)	11,957	2,196,620
Alkermes PLC* (Biotechnology)	8,681	212,858
Allogene Therapeutics, Inc.* (Biotechnology)	3,599	93,862
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	6,359	1,077,978
Amgen, Inc. (Biotechnology)	31,084	7,576,725
Avantor, Inc.* (Life Sciences Tools & Services)	28,030	995,345
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	469	21,016
Biogen, Inc.* (Biotechnology)	8,145	2,820,369
BioMarin Pharmaceutical, Inc.* (Biotechnology)	9,886	824,888
Bio-Techne Corp. (Life Sciences Tools & Services)	2,104	947,347
Bluebird Bio, Inc.* (Biotechnology)	3,649	116,695
Blueprint Medicines Corp.* (Biotechnology)	3,156	277,602
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	2,719	1,005,812
Emergent BioSolutions, Inc.* (Biotechnology)	2,464	155,207
Exact Sciences Corp.* (Biotechnology)	9,281	1,153,721
Exelixis, Inc.* (Biotechnology)	16,954	308,902
FibroGen, Inc.* (Biotechnology)	4,585	122,099
Gilead Sciences, Inc. (Biotechnology)	67,851	4,672,220
Horizon Therapeutics PLC* (Pharmaceuticals)	12,160	1,138,662
Illumina, Inc.* (Life Sciences Tools & Services)	7,899	3,737,887
Incyte Corp.* (Biotechnology)	10,113	850,807
Ionis Pharmaceuticals, Inc.* (Biotechnology)	7,626	304,201
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	10,369	2,512,616
Maravai LifeSciences Holdings, Inc.*—Class A (Life Sciences Tools & Services)	5,258	219,416
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	1,259	1,744,143
Moderna, Inc.* (Biotechnology)	16,509	3,879,285
Nektar Therapeutics* (Pharmaceuticals)	9,863	169,249
Neurocrine Biosciences, Inc.* (Biotechnology)	5,115	497,792
Novavax, Inc.* (Biotechnology)	3,688	782,999
PPD, Inc.* (Life Sciences Tools & Services)	5,890	271,470
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,664	3,163,571
Repligen Corp.* (Biotechnology)	2,762	551,350
Sarepta Therapeutics, Inc.* (Biotechnology)	4,316	335,526
Seagen, Inc.* (Biotechnology)	6,873	1,085,109
Sotera Health Co.* (Life Sciences Tools & Services)	3,979	96,411
Syneos Health, Inc.* (Life Sciences Tools & Services)	5,479	490,316
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	3,432	327,241
United Therapeutics Corp.* (Biotechnology)	2,423	434,710
Vertex Pharmaceuticals, Inc.* (Biotechnology)	14,005	2,823,828
Vir Biotechnology, Inc.* (Biotechnology)	3,588	169,641
TOTAL COMMON STOCKS (Cost $21,116,988)		64,806,056

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Biotechnology :: 29

Repurchase Agreements(a) (0.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $437,000	$437,000	$437,000
TOTAL REPURCHASE AGREEMENTS (Cost $437,000)		437,000
TOTAL INVESTMENT SECURITIES (Cost $21,553,988)—99.1%		65,243,056
Net other assets (liabilities)—0.9%		586,208
NET ASSETS—100.0%		$65,829,264

*	Non-income producing security.

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	7/23/21	0.59%	$1,017,543	$11,577

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Biotechnology invested in the following industries as of June 30, 2021:

	Value	% of Net Assets
Biotechnology	$48,244,091	73.2%
Life Sciences Tools & Services	15,254,054	23.2%
Pharmaceuticals	1,307,911	2.0%
Other**	1,023,208	1.6%
Total	$65,829,264	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

30 :: ProFund VP Biotechnology :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$21,553,988
Securities, at value	64,806,056
Repurchase agreements, at value	437,000
Total Investment Securities, at value	65,243,056
Cash	413
Segregated cash balances for swap agreements with custodian	175,000
Unrealized appreciation on swap agreements	11,577
Receivable for capital shares issued	8,133
Receivable for investments sold	578,989
Prepaid expenses	1,077
TOTAL ASSETS	66,018,245
LIABILITIES:
Payable for capital shares redeemed	28,118
Advisory fees payable	39,874
Management services fees payable	5,317
Administration fees payable	3,922
Administrative services fees payable	24,120
Distribution fees payable	36,279
Transfer agency fees payable	6,544
Fund accounting fees payable	2,149
Compliance services fees payable	524
Other accrued expenses	42,134
TOTAL LIABILITIES	188,981
NET ASSETS	$65,829,264
NET ASSETS CONSIST OF:
Capital	$24,644,546
Total distributable earnings (loss)	41,184,718
NET ASSETS	$65,829,264
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	707,925
Net Asset Value (offering and redemption price per share)	$92.99

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Dividends	$484,768
Interest	17
TOTAL INVESTMENT INCOME	484,785
EXPENSES:
Advisory fees	235,827
Management services fees	31,443
Administration fees	23,875
Transfer agency fees	19,411
Administrative services fees	57,452
Distribution fees	78,609
Custody fees	4,871
Fund accounting fees	13,162
Trustee fees	788
Compliance services fees	279
Other fees	40,979
TOTAL NET EXPENSES	506,696
NET INVESTMENT INCOME (LOSS)	(21,911)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,649,016
Net realized gains (losses) on swap agreements	70,441
Change in net unrealized appreciation/depreciation on investment securities	6,439,156
Change in net unrealized appreciation/depreciation on swap agreements	20,746
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	8,179,359
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,157,448

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Biotechnology :: 31

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(21,911)	$(35,623)
Net realized gains (losses) on investments	1,719,457	1,081,311
Change in net unrealized appreciation/depreciation on investments	6,459,902	7,110,278
Change in net assets resulting from operations	8,157,448	8,155,966
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(384,376)	(4,096,849)
Change in net assets resulting from distributions	(384,376)	(4,096,849)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	10,911,995	31,935,839
Distributions reinvested	384,376	4,096,849
Value of shares redeemed	(14,208,784)	(36,890,561)
Change in net assets resulting from capital transactions	(2,912,413)	(857,873)
Change in net assets	4,860,659	3,201,244
NET ASSETS:
Beginning of period	60,968,605	57,767,361
End of period	$65,829,264	$60,968,605
SHARE TRANSACTIONS:
Issued	124,801	395,668
Reinvested	4,479	51,572
Redeemed	(163,664)	(463,770)
Change in shares	(34,384)	(16,530)

See accompanying notes to financial statements.

32 :: ProFund VP Biotechnology :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016
Net Asset Value, Beginning of Period	$82.13	$76.13	$65.65	$70.40	$57.44	$68.89

Investment Activities:
Net investment income (loss)(a)	(0.03)	(0.05)	0.01	(0.07)	(0.14)	(0.14)
Net realized and unrealized gains (losses) on investments	11.43	11.57	10.75	(4.68)	13.10	(10.47)
Total income (loss) from investment activities	11.40	11.52	10.76	(4.75)	12.96	(10.61)

Distributions to Shareholders From:
Net investment income	—	(0.01)	—	—	—	—
Net realized gains on investments	(0.54)	(5.51)	(0.28)	—	—	(0.84)
Total distributions	(0.54)	(5.52)	(0.28)	—	—	(0.84)

Net Asset Value, End of Period	$92.99	$82.13	$76.13	$65.65	$70.40	$57.44

Total Return(b)	13.93%	15.38%	16.46%	(6.75)%	22.54%	(15.48)%

Ratios to Average Net Assets:
Gross expenses(c)	1.61%	1.67%	1.63%	1.58%	1.59%	1.57%
Net expenses(c)	1.61%	1.67%	1.63%	1.58%	1.59%	1.57%
Net investment income (loss)(c)	(0.07)%	(0.06)%	0.02%	(0.10)%	(0.22)%	(0.24)%

Supplemental Data:
Net assets, end of period (000's)	$65,829	$60,969	$57,767	$55,520	$68,165	$59,112
Portfolio turnover rate(b)(d)	15%	70%	81%	114%	157%	154%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 33

Investment Objective: The ProFund VP Bull seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Futures Contracts	8%
Swap Agreements	19%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	4.3%
Microsoft Corp.	4.1%
Amazon.com, Inc.	3.0%
Alphabet, Inc.	2.9%
Facebook, Inc.	1.7%

S&P 500® Index – Composition

% of Index
Information Technology	27%
Health Care	13%
Consumer Discretionary	12%
Financials	11%
Communication Services	11%
Industrials	9%
Consumer Staples	6%
Energy	3%
Materials	3%
Real Estate	3%
Utilities	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (72.7%)

	Shares	Value
3M Co. (Industrial Conglomerates)	890	$176,781
A.O. Smith Corp. (Building Products)	206	14,844
Abbott Laboratories (Health Care Equipment & Supplies)	2,727	316,141
AbbVie, Inc. (Biotechnology)	2,711	305,367
ABIOMED, Inc.* (Health Care Equipment & Supplies)	69	21,536
Accenture PLC—Class A (IT Services)	975	287,420
Activision Blizzard, Inc. (Entertainment)	1,192	113,764
Adobe, Inc.* (Software)	733	429,274
Advance Auto Parts, Inc. (Specialty Retail)	100	20,514
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,865	175,179
Aflac, Inc. (Insurance)	970	52,050
Agilent Technologies, Inc. (Life Sciences Tools & Services)	466	68,879
Air Products & Chemicals, Inc. (Chemicals)	340	97,811
Akamai Technologies, Inc.* (IT Services)	250	29,150
Alaska Air Group, Inc.* (Airlines)	191	11,519
Albemarle Corp. (Chemicals)	179	30,154
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	210	38,207
Alexion Pharmaceuticals, Inc.* (Biotechnology)	339	62,278
Align Technology, Inc.* (Health Care Equipment & Supplies)	111	67,821
Allegion PLC (Building Products)	138	19,223
Alliant Energy Corp. (Electric Utilities)	384	21,412
Alphabet, Inc.*—Class A (Interactive Media & Services)	461	1,125,665
Alphabet, Inc.*—Class C (Interactive Media & Services)	437	1,095,262
Altria Group, Inc. (Tobacco)	2,840	135,411
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	658	2,263,624
Amcor PLC (Containers & Packaging)	2,365	27,103
Ameren Corp. (Multi-Utilities)	392	31,376
American Airlines Group, Inc.* (Airlines)	984	20,871
American Electric Power Co., Inc. (Electric Utilities)	767	64,881
American Express Co. (Consumer Finance)	998	164,899
American International Group, Inc. (Insurance)	1,317	62,689
American Tower Corp. (Equity Real Estate Investment Trusts)	698	188,557
American Water Works Co., Inc. (Water Utilities)	278	42,848
Ameriprise Financial, Inc. (Capital Markets)	178	44,301
AmerisourceBergen Corp. (Health Care Providers & Services)	227	25,989
AMETEK, Inc. (Electrical Equipment)	354	47,259
Amgen, Inc. (Biotechnology)	882	214,988
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	917	62,732
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	566	97,443
ANSYS, Inc.* (Software)	134	46,506
Anthem, Inc. (Health Care Providers & Services)	376	143,557
Aon PLC (Insurance)	346	82,611
APA Corp. (Oil, Gas & Consumable Fuels)	580	12,545
Apple, Inc. (Technology Hardware, Storage & Peripherals)	24,071	3,296,765
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,408	200,499
Aptiv PLC* (Auto Components)	415	65,292
Archer-Daniels-Midland Co. (Food Products)	857	51,934
Arista Networks, Inc.* (Communications Equipment)	84	30,434
Arthur J. Gallagher & Co. (Insurance)	314	43,985

See accompanying notes to financial statements.

34 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
Assurant, Inc. (Insurance)	93	$14,525
AT&T, Inc. (Diversified Telecommunication Services)	10,960	315,429
Atmos Energy Corp. (Gas Utilities)	201	19,318
Autodesk, Inc.* (Software)	338	98,662
Automatic Data Processing, Inc. (IT Services)	653	129,699
AutoZone, Inc.* (Specialty Retail)	33	49,243
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	214	44,660
Avery Dennison Corp. (Containers & Packaging)	127	26,700
Baker Hughes Co.—Class A (Energy Equipment & Services)	1,116	25,523
Ball Corp. (Containers & Packaging)	504	40,835
Bank of America Corp. (Banks)	11,572	477,113
Baxter International, Inc. (Health Care Equipment & Supplies)	772	62,146
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	446	108,463
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	2,908	808,191
Best Buy Co., Inc. (Specialty Retail)	342	39,323
Biogen, Inc.* (Biotechnology)	231	79,988
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	33	21,262
BlackRock, Inc.—Class A (Capital Markets)	218	190,743
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	63	137,849
BorgWarner, Inc. (Auto Components)	368	17,863
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	218	24,981
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,180	93,217
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,428	229,059
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	627	298,979
Broadridge Financial Solutions, Inc. (IT Services)	178	28,752
Brown-Forman Corp.—Class B (Beverages)	280	20,983
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	204	19,109
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	613	10,703
Cadence Design Systems, Inc.* (Software)	427	58,422
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	320	33,200
Campbell Soup Co. (Food Products)	312	14,224
Capital One Financial Corp. (Consumer Finance)	693	107,200
Cardinal Health, Inc. (Health Care Providers & Services)	445	25,405
CarMax, Inc.* (Specialty Retail)	250	32,288
Carnival Corp.*—Class A (Hotels, Restaurants & Leisure)	1,225	32,291
Carrier Global Corp. (Building Products)	1,253	60,896
Catalent, Inc.* (Pharmaceuticals)	261	28,219
Caterpillar, Inc. (Machinery)	841	183,026
Cboe Global Markets, Inc. (Capital Markets)	164	19,524
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	515	44,151
CDW Corp. (Electronic Equipment, Instruments & Components)	215	37,550
Celanese Corp.—Series A (Chemicals)	173	26,227
Centene Corp.* (Health Care Providers & Services)	894	65,199
CenterPoint Energy, Inc. (Multi-Utilities)	891	21,847
Cerner Corp. (Health Care Technology)	462	36,110
CF Industries Holdings, Inc. (Chemicals)	329	16,927
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	77	28,484
Charter Communications, Inc.*—Class A (Media)	211	152,226
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,967	310,764
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	43	66,665
Chubb, Ltd. (Insurance)	690	109,669
Church & Dwight Co., Inc. (Household Products)	376	32,043
Cigna Corp. (Health Care Providers & Services)	526	124,699
Cincinnati Financial Corp. (Insurance)	230	26,823
Cintas Corp. (Commercial Services & Supplies)	135	51,570
Cisco Systems, Inc. (Communications Equipment)	6,467	342,751
Citigroup, Inc. (Banks)	3,172	224,419
Citizens Financial Group, Inc. (Banks)	654	29,999
Citrix Systems, Inc. (Software)	191	22,399
CME Group, Inc. (Capital Markets)	551	117,187
CMS Energy Corp. (Multi-Utilities)	444	26,232
Cognizant Technology Solutions Corp.—Class A (IT Services)	809	56,031
Colgate-Palmolive Co. (Household Products)	1,298	105,592
Comcast Corp.—Class A (Media)	7,035	401,135
Comerica, Inc. (Banks)	214	15,267
Conagra Brands, Inc. (Food Products)	736	26,776
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,071	126,124
Consolidated Edison, Inc. (Multi-Utilities)	526	37,725
Constellation Brands, Inc.—Class A (Beverages)	259	60,578
Copart, Inc.* (Commercial Services & Supplies)	319	42,054
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,189	48,630
Corteva, Inc. (Chemicals)	1,131	50,160
Costco Wholesale Corp. (Food & Staples Retailing)	678	268,264
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	663	129,351
CSX Corp. (Road & Rail)	3,486	111,831
Cummins, Inc. (Machinery)	224	54,613
CVS Health Corp. (Health Care Providers & Services)	2,020	168,549
Danaher Corp. (Health Care Equipment & Supplies)	974	261,383
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	201	29,344
DaVita, Inc.* (Health Care Providers & Services)	108	13,006

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 35

Common Stocks, continued

	Shares	Value
Deere & Co. (Machinery)	479	$168,947
Delta Air Lines, Inc.* (Airlines)	982	42,481
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	335	21,192
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	914	26,680
DexCom, Inc.* (Health Care Equipment & Supplies)	148	63,196
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	278	26,101
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	432	64,999
Discover Financial Services (Consumer Finance)	468	55,360
Discovery, Inc.*(a) (Media)	259	7,946
Discovery, Inc.*—Class C (Media)	461	13,360
DISH Network Corp.*—Class A (Media)	381	15,926
Dollar General Corp. (Multiline Retail)	362	78,333
Dollar Tree, Inc.* (Multiline Retail)	356	35,422
Dominion Energy, Inc. (Multi-Utilities)	1,238	91,079
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	60	27,989
Dover Corp. (Machinery)	221	33,283
Dow, Inc. (Chemicals)	1,146	72,519
DR Horton, Inc. (Household Durables)	503	45,457
DTE Energy Co. (Multi-Utilities)	297	38,491
Duke Energy Corp. (Electric Utilities)	1,181	116,588
Duke Realty Corp. (Equity Real Estate Investment Trusts)	576	27,274
DuPont de Nemours, Inc. (Chemicals)	817	63,244
DXC Technology Co.* (IT Services)	391	15,226
Eastman Chemical Co. (Chemicals)	209	24,401
Eaton Corp. PLC (Electrical Equipment)	611	90,537
eBay, Inc. (Internet & Direct Marketing Retail)	993	69,719
Ecolab, Inc. (Chemicals)	382	78,681
Edison International (Electric Utilities)	582	33,651
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	954	98,806
Electronic Arts, Inc. (Entertainment)	439	63,141
Eli Lilly & Co. (Pharmaceuticals)	1,221	280,244
Emerson Electric Co. (Electrical Equipment)	920	88,541
Enphase Energy, Inc.* (Electrical Equipment)	208	38,195
Entergy Corp. (Electric Utilities)	308	30,708
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	896	74,762
Equifax, Inc. (Professional Services)	187	44,788
Equinix, Inc. (Equity Real Estate Investment Trusts)	137	109,956
Equity Residential (Equity Real Estate Investment Trusts)	528	40,656
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	100	30,001
Etsy, Inc.* (Internet & Direct Marketing Retail)	195	40,139
Everest Re Group, Ltd. (Insurance)	62	15,625
Evergy, Inc. (Electric Utilities)	352	21,271
Eversource Energy (Electric Utilities)	527	42,286
Exelon Corp. (Electric Utilities)	1,499	66,421
Expedia Group, Inc.* (Internet & Direct Marketing Retail)	217	35,525
Expeditors International of Washington, Inc. (Air Freight & Logistics)	259	32,789
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	205	33,583
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	6,496	409,768
F5 Networks, Inc.* (Communications Equipment)	91	16,986
Facebook, Inc.*—Class A (Interactive Media & Services)	3,676	1,278,182
Fastenal Co. (Trading Companies & Distributors)	881	45,812
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	109	12,772
FedEx Corp. (Air Freight & Logistics)	375	111,874
Fidelity National Information Services, Inc. (IT Services)	952	134,870
Fifth Third Bancorp (Banks)	1,080	41,288
First Horizon Corp. (Banks)	1	10
First Republic Bank (Banks)	270	50,536
FirstEnergy Corp. (Electric Utilities)	835	31,070
Fiserv, Inc.* (IT Services)	914	97,697
FleetCor Technologies, Inc.* (IT Services)	128	32,776
FMC Corp. (Chemicals)	198	21,424
Ford Motor Co.* (Automobiles)	6,016	89,398
Fortinet, Inc.* (Software)	208	49,544
Fortive Corp. (Machinery)	519	36,195
Fortune Brands Home & Security, Inc. (Building Products)	212	21,117
Fox Corp.—Class A (Media)	502	18,639
Fox Corp.—Class B (Media)	233	8,202
Franklin Resources, Inc. (Capital Markets)	418	13,372
Freeport-McMoRan, Inc. (Metals & Mining)	2,249	83,460
Garmin, Ltd. (Household Durables)	230	33,267
Gartner, Inc.* (IT Services)	132	31,970
Generac Holdings, Inc.* (Electrical Equipment)	97	40,270
General Dynamics Corp. (Aerospace & Defense)	351	66,079
General Electric Co. (Industrial Conglomerates)	13,471	181,320
General Mills, Inc. (Food Products)	936	57,030
General Motors Co.* (Automobiles)	1,958	115,855
Genuine Parts Co. (Distributors)	222	28,076
Gilead Sciences, Inc. (Biotechnology)	1,924	132,487
Global Payments, Inc. (IT Services)	453	84,956
Globe Life, Inc. (Insurance)	145	13,811
Halliburton Co. (Energy Equipment & Services)	1,365	31,559
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	536	10,007
Hartford Financial Services Group, Inc. (Insurance)	548	33,960
Hasbro, Inc. (Leisure Products)	196	18,526
HCA Healthcare, Inc. (Health Care Providers & Services)	403	83,316
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	827	27,531
Henry Schein, Inc.* (Health Care Providers & Services)	216	16,025

See accompanying notes to financial statements.

36 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
Hess Corp. (Oil, Gas & Consumable Fuels)	421	$36,762
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,004	29,218
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	427	51,505
Hologic, Inc.* (Health Care Equipment & Supplies)	393	26,221
Honeywell International, Inc. (Industrial Conglomerates)	1,066	233,827
Hormel Foods Corp. (Food Products)	433	20,676
Host Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	1,083	18,508
Howmet Aerospace, Inc.* (Aerospace & Defense)	600	20,682
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,843	55,640
Humana, Inc. (Health Care Providers & Services)	198	87,659
Huntington Bancshares, Inc. (Banks)	2,262	32,279
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	62	13,067
IDEX Corp. (Machinery)	117	25,746
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	131	82,733
IHS Markit, Ltd. (Professional Services)	575	64,779
Illinois Tool Works, Inc. (Machinery)	441	98,590
Illumina, Inc.* (Life Sciences Tools & Services)	224	105,999
Incyte Corp.* (Biotechnology)	287	24,145
Ingersoll Rand, Inc.* (Machinery)	573	27,968
Intel Corp. (Semiconductors & Semiconductor Equipment)	6,196	347,843
Intercontinental Exchange, Inc. (Capital Markets)	864	102,557
International Business Machines Corp. (IT Services)	1,371	200,975
International Flavors & Fragrances, Inc. (Chemicals)	382	57,071
International Paper Co. (Containers & Packaging)	601	36,847
Intuit, Inc. (Software)	419	205,381
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	182	167,374
Invesco, Ltd. (Capital Markets)	581	15,530
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	55	11,592
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	294	71,242
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	443	18,748
J.B. Hunt Transport Services, Inc. (Road & Rail)	128	20,858
Jack Henry & Associates, Inc. (IT Services)	114	18,640
Jacobs Engineering Group, Inc. (Construction & Engineering)	200	26,684
Johnson & Johnson (Pharmaceuticals)	4,041	665,715
Johnson Controls International PLC (Building Products)	1,100	75,494
JPMorgan Chase & Co. (Banks)	4,645	722,482
Juniper Networks, Inc. (Communications Equipment)	503	13,757
Kansas City Southern (Road & Rail)	140	39,672
Kellogg Co. (Food Products)	387	24,896
KeyCorp (Banks)	1,489	30,748
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	283	43,698
Kimberly-Clark Corp. (Household Products)	518	69,298
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	665	13,865
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,988	54,471
KLA Corp. (Semiconductors & Semiconductor Equipment)	235	76,189
L Brands, Inc. (Specialty Retail)	360	25,942
L3Harris Technologies, Inc. (Aerospace & Defense)	315	68,087
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	150	41,378
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	219	142,503
Lamb Weston Holding, Inc. (Food Products)	224	18,068
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	504	26,556
Leggett & Platt, Inc. (Household Durables)	204	10,569
Leidos Holdings, Inc. (IT Services)	204	20,624
Lennar Corp.—Class A (Household Durables)	423	42,025
Lincoln National Corp. (Insurance)	275	17,281
Linde PLC (Chemicals)	798	230,701
Live Nation Entertainment, Inc.* (Entertainment)	222	19,445
LKQ Corp.* (Distributors)	427	21,017
Lockheed Martin Corp. (Aerospace & Defense)	375	141,881
Loews Corp. (Insurance)	343	18,745
Lowe's Cos., Inc. (Specialty Retail)	1,085	210,457
Lumen Technologies, Inc. (Diversified Telecommunication Services)	1,526	20,738
LyondellBasell Industries N.V.—Class A (Chemicals)	395	40,634
M&T Bank Corp. (Banks)	197	28,626
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,209	16,467
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,001	60,480
MarketAxess Holdings, Inc. (Capital Markets)	58	26,888
Marriott International, Inc.*—Class A (Hotels, Restaurants & Leisure)	411	56,088
Marsh & McLennan Cos., Inc. (Insurance)	780	109,729
Martin Marietta Materials, Inc. (Construction Materials)	96	33,774
Masco Corp. (Building Products)	389	22,916
Mastercard, Inc.—Class A (IT Services)	1,342	489,951
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	412	43,408
McCormick & Co., Inc. (Food Products)	382	33,738
McDonald's Corp. (Hotels, Restaurants & Leisure)	1,145	264,483

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 37

Common Stocks, continued

	Shares	Value
McKesson Corp. (Health Care Providers & Services)	243	$46,471
Medtronic PLC (Health Care Equipment & Supplies)	2,065	256,328
Merck & Co., Inc. (Pharmaceuticals)	3,885	302,136
MetLife, Inc. (Insurance)	1,142	68,349
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	36	49,872
MGM Resorts International (Hotels, Restaurants & Leisure)	625	26,656
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	420	62,891
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,721	146,251
Microsoft Corp. (Software)	11,557	3,130,791
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	176	29,642
Mohawk Industries, Inc.* (Household Durables)	90	17,297
Molson Coors Beverage Co.*—Class B (Beverages)	289	15,516
Mondelez International, Inc.—Class A (Food Products)	2,156	134,620
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	66	24,648
Monster Beverage Corp.* (Beverages)	568	51,887
Moody's Corp. (Capital Markets)	247	89,505
Morgan Stanley (Capital Markets)	2,284	209,419
Motorola Solutions, Inc. (Communications Equipment)	261	56,598
MSCI, Inc.—Class A (Capital Markets)	126	67,168
Nasdaq, Inc. (Capital Markets)	176	30,941
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	342	27,982
Netflix, Inc.* (Entertainment)	680	359,183
Newell Brands, Inc. (Household Durables)	581	15,960
Newmont Corp. (Metals & Mining)	1,229	77,894
News Corp.—Class A (Media)	600	15,462
News Corp.—Class B (Media)	187	4,553
NextEra Energy, Inc. (Electric Utilities)	3,010	220,574
Nielsen Holdings PLC (Professional Services)	550	13,569
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	1,957	302,338
NiSource, Inc. (Multi-Utilities)	602	14,749
Norfolk Southern Corp. (Road & Rail)	384	101,917
Northern Trust Corp. (Capital Markets)	319	36,883
Northrop Grumman Corp. (Aerospace & Defense)	230	83,589
NortonLifelock, Inc. (Software)	890	24,226
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	568	16,705
NOV, Inc.* (Energy Equipment & Services)	599	9,177
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	376	15,153
Nucor Corp. (Metals & Mining)	459	44,032
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	956	764,896
NVR, Inc.* (Household Durables)	5	24,867
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	423	87,020
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,289	40,307
Old Dominion Freight Line, Inc. (Road & Rail)	146	37,055
Omnicom Group, Inc. (Media)	330	26,397
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	684	38,058
Oracle Corp. (Software)	2,788	217,018
O'Reilly Automotive, Inc.* (Specialty Retail)	107	60,584
Organon & Co.* (Pharmaceuticals)	388	11,741
Otis Worldwide Corp. (Machinery)	619	50,616
PACCAR, Inc. (Machinery)	533	47,570
Packaging Corp. of America (Containers & Packaging)	146	19,771
Parker-Hannifin Corp. (Machinery)	198	60,808
Paychex, Inc. (IT Services)	492	52,792
Paycom Software, Inc.* (Software)	75	27,260
PayPal Holdings, Inc.* (IT Services)	1,803	525,538
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	228	17,440
Pentair PLC (Machinery)	255	17,210
People's United Financial, Inc. (Banks)	656	11,244
PepsiCo, Inc. (Beverages)	2,120	314,120
PerkinElmer, Inc. (Life Sciences Tools & Services)	172	26,559
Perrigo Co. PLC (Pharmaceuticals)	205	9,399
Pfizer, Inc. (Pharmaceuticals)	8,590	336,384
Philip Morris International, Inc. (Tobacco)	2,392	237,071
Phillips 66 (Oil, Gas & Consumable Fuels)	672	57,671
Pinnacle West Capital Corp. (Electric Utilities)	173	14,181
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	356	57,857
Pool Corp. (Distributors)	62	28,437
PPG Industries, Inc. (Chemicals)	364	61,796
PPL Corp. (Electric Utilities)	1,181	33,033
Principal Financial Group, Inc. (Insurance)	388	24,518
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,135	135,667
Prudential Financial, Inc. (Insurance)	605	61,994
PTC, Inc.* (Software)	161	22,743
Public Service Enterprise Group, Inc. (Multi-Utilities)	775	46,299
Public Storage (Equity Real Estate Investment Trusts)	234	70,361
PulteGroup, Inc. (Household Durables)	406	22,155
PVH Corp.* (Textiles, Apparel & Luxury Goods)	109	11,727
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	173	33,847
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,731	247,412
Quanta Services, Inc. (Construction & Engineering)	214	19,382
Quest Diagnostics, Inc. (Health Care Providers & Services)	200	26,394
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	74	8,718
Raymond James Financial, Inc. (Capital Markets)	188	24,421

See accompanying notes to financial statements.

38 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
Raytheon Technologies Corp. (Aerospace & Defense)	2,325	$198,346
Realty Income Corp. (Equity Real Estate Investment Trusts)	573	38,242
Regency Centers Corp. (Equity Real Estate Investment Trusts)	242	15,505
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	161	89,925
Regions Financial Corp. (Banks)	1,475	29,766
Republic Services, Inc.—Class A (Commercial Services & Supplies)	323	35,533
ResMed, Inc. (Health Care Equipment & Supplies)	223	54,974
Robert Half International, Inc. (Professional Services)	173	15,392
Rockwell Automation, Inc. (Electrical Equipment)	178	50,912
Rollins, Inc. (Commercial Services & Supplies)	340	11,628
Roper Technologies, Inc. (Industrial Conglomerates)	161	75,702
Ross Stores, Inc. (Specialty Retail)	547	67,828
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	336	28,654
S&P Global, Inc. (Capital Markets)	370	151,867
Salesforce.com, Inc.* (Software)	1,421	347,108
SBA Communications Corp. (Equity Real Estate Investment Trusts)	168	53,542
Schlumberger, Ltd. (Energy Equipment & Services)	2,146	68,693
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	305	26,819
Sealed Air Corp. (Containers & Packaging)	233	13,805
Sempra Energy (Multi-Utilities)	483	63,987
ServiceNow, Inc.* (Software)	303	166,514
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	504	65,762
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	253	48,513
Snap-on, Inc. (Machinery)	83	18,545
Southwest Airlines Co.* (Airlines)	907	48,153
Stanley Black & Decker, Inc. (Machinery)	248	50,838
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,808	202,152
State Street Corp. (Capital Markets)	534	43,938
STERIS PLC (Health Care Equipment & Supplies)	150	30,945
Stryker Corp. (Health Care Equipment & Supplies)	503	130,644
SVB Financial Group* (Banks)	83	46,184
Synchrony Financial (Consumer Finance)	830	40,272
Synopsys, Inc.* (Software)	234	64,535
Sysco Corp. (Food & Staples Retailing)	785	61,034
T. Rowe Price Group, Inc. (Capital Markets)	348	68,894
Take-Two Interactive Software, Inc.* (Entertainment)	177	31,333
Tapestry, Inc.* (Textiles, Apparel & Luxury Goods)	428	18,609
Target Corp. (Multiline Retail)	759	183,481
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	507	68,551
Teledyne Technologies, Inc.* (Aerospace & Defense)	71	29,737
Teleflex, Inc. (Health Care Equipment & Supplies)	72	28,929
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	255	34,160
Tesla, Inc.* (Automobiles)	1,183	804,085
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,417	272,489
Textron, Inc. (Aerospace & Defense)	346	23,794
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,022	26,643
The Allstate Corp. (Insurance)	459	59,872
The Bank of New York Mellon Corp. (Capital Markets)	1,238	63,423
The Boeing Co.* (Aerospace & Defense)	844	202,189
The Charles Schwab Corp. (Capital Markets)	2,302	167,609
The Clorox Co. (Household Products)	191	34,363
The Coca-Cola Co. (Beverages)	5,955	322,226
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	76	30,117
The Estee Lauder Co., Inc. (Personal Products)	356	113,236
The Gap, Inc. (Specialty Retail)	319	10,734
The Goldman Sachs Group, Inc. (Capital Markets)	522	198,114
The Hershey Co. (Food Products)	225	39,191
The Home Depot, Inc. (Specialty Retail)	1,632	520,429
The Interpublic Group of Cos., Inc. (Media)	604	19,624
The JM Smucker Co.—Class A (Food Products)	168	21,768
The Kraft Heinz Co. (Food Products)	995	40,576
The Kroger Co. (Food & Staples Retailing)	1,162	44,516
The Mosaic Co. (Chemicals)	530	16,912
The PNC Financial Services Group, Inc. (Banks)	651	124,185
The Procter & Gamble Co. (Household Products)	3,757	506,932
The Progressive Corp. (Insurance)	898	88,193
The Sherwin-Williams Co. (Chemicals)	367	99,989
The Southern Co. (Electric Utilities)	1,624	98,268
The TJX Cos., Inc. (Specialty Retail)	1,851	124,794
The Travelers Cos., Inc. (Insurance)	386	57,788
The Walt Disney Co.* (Entertainment)	2,788	490,047
The Western Union Co. (IT Services)	628	14,425
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,864	49,489
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	603	304,195
T-Mobile US, Inc.* (Wireless Telecommunication Services)	899	130,202
Tractor Supply Co. (Specialty Retail)	177	32,933
Trane Technologies PLC (Building Products)	367	67,579
TransDigm Group, Inc.* (Aerospace & Defense)	84	54,372
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	385	31,505
Truist Financial Corp. (Banks)	2,064	114,552

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 39

Common Stocks, continued

	Shares	Value
Twitter, Inc.* (Interactive Media & Services)	1,224	$84,223
Tyler Technologies, Inc.* (Software)	63	28,499
Tyson Foods, Inc.—Class A (Food Products)	452	33,340
U.S. Bancorp (Banks)	2,080	118,498
UDR, Inc. (Equity Real Estate Investment Trusts)	455	22,286
Ulta Beauty, Inc.* (Specialty Retail)	84	29,045
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	289	6,112
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	302	5,608
Union Pacific Corp. (Road & Rail)	1,020	224,328
United Airlines Holdings , Inc.* (Airlines)	497	25,988
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	1,110	230,847
United Rentals, Inc.* (Trading Companies & Distributors)	111	35,410
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,449	580,237
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	120	17,572
Unum Group (Insurance)	313	8,889
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	627	48,956
Ventas, Inc. (Equity Real Estate Investment Trusts)	576	32,890
VeriSign, Inc.* (IT Services)	152	34,609
Verisk Analytics, Inc.—Class A (Professional Services)	249	43,505
Verizon Communications, Inc. (Diversified Telecommunication Services)	6,354	356,015
Vertex Pharmaceuticals, Inc.* (Biotechnology)	397	80,047
VF Corp. (Textiles, Apparel & Luxury Goods)	493	40,446
ViacomCBS, Inc.—Class B (Media)	929	41,991
Viatris, Inc. (Pharmaceuticals)	1,857	26,537
Visa, Inc.—Class A (IT Services)	2,596	606,997
Vornado Realty Trust (Equity Real Estate Investment Trusts)	241	11,247
Vulcan Materials Co. (Construction Materials)	204	35,510
W.R. Berkley Corp. (Insurance)	215	16,002
W.W. Grainger, Inc. (Trading Companies & Distributors)	67	29,346
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,101	57,924
Walmart, Inc. (Food & Staples Retailing)	2,108	297,270
Waste Management, Inc. (Commercial Services & Supplies)	596	83,506
Waters Corp.* (Life Sciences Tools & Services)	95	32,833
WEC Energy Group, Inc. (Multi-Utilities)	484	43,052
Wells Fargo & Co. (Banks)	6,342	287,229
Welltower, Inc. (Equity Real Estate Investment Trusts)	641	53,267
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	113	40,578
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	470	33,450
Westinghouse Air Brake Technologies Corp. (Machinery)	273	22,468
WestRock Co. (Containers & Packaging)	408	21,714
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,150	39,583
Whirlpool Corp. (Household Durables)	96	20,930
Willis Towers Watson PLC (Insurance)	198	45,544
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	162	19,813
Xcel Energy, Inc. (Electric Utilities)	826	54,417
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	377	54,529
Xylem, Inc. (Machinery)	276	33,109
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	457	52,569
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	82	43,418
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	320	51,462
Zions Bancorp (Banks)	251	13,268
Zoetis, Inc. (Pharmaceuticals)	729	135,856
TOTAL COMMON STOCKS (Cost $17,165,410)		55,740,451

Repurchase Agreements(b)(c) (26.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $20,395,000	$20,395,000	$20,395,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,395,000)		20,395,000

Collateral for Securities Loaned(d)(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(e)	7,068	$7,068
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $7,068)		7,068
TOTAL INVESTMENT SECURITIES (Cost $37,567,478)—99.3%		76,142,519
Net other assets (liabilities)—0.7%		524,135
NET ASSETS—100.0%		$76,666,654

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2021. The total value of securities on loan as of June 30, 2021 was $6,995.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2021, the aggregate amount held in a segregated account was $2,104,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at June 30, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2021.

See accompanying notes to financial statements.

40 :: ProFund VP Bull :: Financial Statements

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	29	9/20/21	$6,218,470	$104,781

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	7/27/21	0.64%	$4,056,840	$6,832
S&P 500	UBS AG	7/27/21	0.59%	10,430,033	17,592
				$14,486,873	$24,424

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Bull invested in the following industries as of June 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$901,823	1.2%
Air Freight & Logistics	394,619	0.5%
Airlines	149,012	0.2%
Auto Components	83,155	0.1%
Automobiles	1,009,338	1.3%
Banks	2,397,693	3.1%
Beverages	785,310	1.0%
Biotechnology	989,225	1.3%
Building Products	282,069	0.4%
Capital Markets	1,682,284	2.2%
Chemicals	988,651	1.3%
Commercial Services & Supplies	224,291	0.3%
Communications Equipment	460,526	0.6%
Construction & Engineering	46,066	0.1%
Construction Materials	69,284	0.1%
Consumer Finance	367,731	0.5%
Containers & Packaging	186,775	0.2%
Distributors	77,530	0.1%
Diversified Financial Services	808,191	1.1%
Diversified Telecommunication Services	692,182	0.9%
Electric Utilities	848,761	1.1%
Electrical Equipment	355,714	0.5%
Electronic Equipment, Instruments & Components	347,676	0.5%
Energy Equipment & Services	134,952	0.2%
Entertainment	1,076,913	1.4%
Equity Real Estate Investment Trusts	1,391,643	1.8%
Food & Staples Retailing	729,008	1.0%
Food Products	516,837	0.7%
Gas Utilities	19,318	NM
Health Care Equipment & Supplies	2,014,206	2.6%
Health Care Providers & Services	1,465,456	1.9%
Health Care Technology	36,110	NM
Hotels, Restaurants & Leisure	952,110	1.2%
Household Durables	232,527	0.3%
Household Products	748,228	1.0%
Independent Power and Renewable Electricity Producers	41,796	0.1%
Industrial Conglomerates	667,630	0.9%
Insurance	1,032,652	1.3%
Interactive Media & Services	3,583,332	4.7%
Internet & Direct Marketing Retail	2,546,856	3.4%
IT Services	2,893,098	3.8%
Leisure Products	18,526	NM
Life Sciences Tools & Services	709,325	0.9%
Machinery	929,532	1.1%
Media	725,461	0.9%
Metals & Mining	205,386	0.3%
Multiline Retail	297,236	0.4%
Multi-Utilities	414,837	0.5%
Oil, Gas & Consumable Fuels	1,457,965	1.9%
Personal Products	113,236	0.1%
Pharmaceuticals	2,025,290	2.7%
Professional Services	182,033	0.2%
Real Estate Management & Development	44,151	0.1%
Road & Rail	535,661	0.7%
Semiconductors & Semiconductor Equipment	3,158,699	4.1%
Software	4,938,882	6.4%
Specialty Retail	1,224,114	1.6%
Technology Hardware, Storage & Peripherals	3,469,874	4.5%
Textiles, Apparel & Luxury Goods	403,565	0.5%
Tobacco	372,482	0.5%
Trading Companies & Distributors	110,568	0.1%
Water Utilities	42,848	0.1%
Wireless Telecommunication Services	130,202	0.2%
Other**	20,926,203	27.3%
Total	$76,666,654	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 41

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$37,567,478
Securities, at value(a)	55,747,519
Repurchase agreements, at value	20,395,000
Total Investment Securities, at value	76,142,519
Cash	3,453
Segregated cash balances for futures contracts with brokers	350,900
Dividends receivable	32,356
Unrealized appreciation on swap agreements	24,424
Receivable for capital shares issued	290,994
Variation margin on futures contracts	9,570
Prepaid expenses	1,057
TOTAL ASSETS	76,855,273
LIABILITIES:
Payable for capital shares redeemed	5,178
Payable for collateral for securities loaned	7,068
Advisory fees payable	46,566
Management services fees payable	6,209
Administration fees payable	4,574
Administrative services fees payable	34,553
Distribution fees payable	36,630
Transfer agency fees payable	7,740
Fund accounting fees payable	2,645
Compliance services fees payable	560
Other accrued expenses	36,896
TOTAL LIABILITIES	188,619
NET ASSETS	$76,666,654
NET ASSETS CONSIST OF:
Capital	$38,720,245
Total distributable earnings (loss)	37,946,409
NET ASSETS	$76,666,654
Shares of Beneficial Interest Outstanding(unlimited number of shares authorized, no par value)	1,206,802
Net Asset Value (offering and redemption price per share)	$63.53
(a) Includes securities on loan valued at:	$6,995

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Dividends	$349,224
Interest	304
Income from securities lending	419
TOTAL INVESTMENT INCOME	349,947
EXPENSES:
Advisory fees	256,251
Management services fees	34,167
Administration fees	25,116
Transfer agency fees	20,542
Administrative services fees	87,783
Distribution fees	85,417
Custody fees	5,182
Fund accounting fees	14,672
Trustee fees	847
Compliance services fees	302
Other fees	32,586
Recoupment of prior expenses reduced by the Advisor	11,138
TOTAL NET EXPENSES	574,003
NET INVESTMENT INCOME (LOSS)	(224,056)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	178,371
Net realized gains (losses) on futures contracts	1,300,716
Net realized gains (losses) on swap agreements	1,837,121
Change in net unrealized appreciation/depreciation on investment securities	6,017,968
Change in net unrealized appreciation/depreciation on futures contracts	(119,310)
Change in net unrealized appreciation/depreciation on swap agreements	(62,064)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	9,152,802
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,928,746

See accompanying notes to financial statements.

42 :: ProFund VP Bull :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(224,056)	$(254,150)
Net realized gains (losses) on investments	3,316,208	5,255,967
Change in net unrealized appreciation/depreciation on investments	5,836,594	3,135,954
Change in net assets resulting from operations	8,928,746	8,137,771
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(4,701,790)	(3,153,052)
Change in net assets resulting from distributions	(4,701,790)	(3,153,052)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	86,188,423	133,700,471
Distributions reinvested	4,701,790	3,153,052
Value of shares redeemed	(84,494,535)	(141,766,141)
Change in net assets resulting from capital transactions	6,395,678	(4,912,618)
Change in net assets	10,622,634	72,101
NET ASSETS:
Beginning of period	66,044,020	65,971,919
End of period	$76,666,654	$66,044,020
SHARE TRANSACTIONS:
Issued	1,364,662	2,571,796
Reinvested	78,246	55,639
Redeemed	(1,348,421)	(2,745,422)
Change in shares	94,487	(117,987)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Bull :: 43

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020		Year Ended Dec. 31, 2019		Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016
Net Asset Value, Beginning of Period	$59.38	$53.62		$42.46		$50.65		$43.55	$40.57

Investment Activities:
Net investment income (loss)(a)	(0.20)	(0.23)		0.16		0.11		(0.13)	(0.19)
Net realized and unrealized gains (losses) on investments	8.39	8.70		11.98		(2.71)		8.48	4.09
Total income (loss) from investment activities	8.19	8.47		12.14		(2.60)		8.35	3.90

Distributions to Shareholders From:
Net investment income	—	(0.05)		(0.13)		—		—	—
Net realized gains on investments	(4.04)	(2.66)		(0.85)		(5.59)		(1.25)	(0.92)
Total distributions	(4.04)	(2.71)		(0.98)		(5.59)		(1.25)	(0.92)

Net Asset Value, End of Period	$63.53	$59.38		$53.62		$42.46		$50.65	$43.55

Total Return(b)	14.18%	16.03%		28.88%		(6.15	)%(c)	19.34%	9.66%

Ratios to Average Net Assets:
Gross expenses(d)	1.68%	1.72%		1.70%		1.69%		1.68%	1.71%
Net expenses(d)	1.68%	1.69	%(e)	1.70	%(e)	1.62	%(c)	1.68%	1.68%
Net investment income (loss)(d)	(0.66)%	(0.44)%		0.32%		0.23	%(c)	(0.28)%	(0.45)%

Supplemental Data:
Net assets, end of period (000's)	$76,667	$66,044		$65,972		$58,926		$92,541	$77,915
Portfolio turnover rate(b)(f)	1%	4%		56%		8%		3%	4%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.68% and 0.17%, respectively, and the total return would have been (6.22)%.
(d)	Annualized for periods less than one year.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year period ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to financial statements.

44 :: ProFund VP Consumer Goods :: Financial Statements

Investment Objective: The ProFund VP Consumer Goods seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer GoodsSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements	3%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Tesla, Inc.	15.3%
The Procter & Gamble Co.	9.7%
The Coca-Cola Co.	6.1%
PepsiCo, Inc.	6.0%
NIKE, Inc.	5.8%

Dow Jones U.S. Consumer GoodsSM Index – Composition

% of Index
Food, Beverage & Tobacco	36%
Automobiles & Components	23%
Household & Personal Products	17%
Consumer Durables & Apparel	17%
Media & Entertainment	5%
Retailing	1%
Capital Goods	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (96.6%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	4,910	$468,610
Altria Group, Inc. (Tobacco)	11,695	557,618
Aptiv PLC* (Auto Components)	1,709	268,876
Archer-Daniels-Midland Co. (Food Products)	3,531	213,979
Autoliv, Inc. (Auto Components)	497	48,587
Beyond Meat, Inc.* (Food Products)	315	49,609
BorgWarner, Inc. (Auto Components)	1,516	73,587
Brown-Forman Corp.—Class B (Beverages)	1,154	86,481
Brunswick Corp. (Leisure Products)	492	49,013
Bunge, Ltd. (Food Products)	894	69,866
Campbell Soup Co. (Food Products)	1,283	58,492
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	278	28,681
Church & Dwight Co., Inc. (Household Products)	1,550	132,091
Colgate-Palmolive Co. (Household Products)	5,346	434,897
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	193	18,983
Conagra Brands, Inc. (Food Products)	3,033	110,341
Constellation Brands, Inc.—Class A (Beverages)	1,068	249,795
Coty, Inc.*—Class A (Personal Products)	1,791	16,728
Darling Ingredients, Inc.* (Food Products)	1,031	69,593
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	176	67,596
DR Horton, Inc. (Household Durables)	2,073	187,337
Electronic Arts, Inc. (Entertainment)	1,809	260,188
Energizer Holdings, Inc. (Household Products)	367	15,774
Flowers Foods, Inc. (Food Products)	1,244	30,105
Ford Motor Co.* (Automobiles)	24,776	368,171
General Mills, Inc. (Food Products)	3,855	234,885
General Motors Co.* (Automobiles)	8,067	477,324
Gentex Corp. (Auto Components)	1,526	50,495
Genuine Parts Co. (Distributors)	913	115,467
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	2,206	41,186
Harley-Davidson, Inc. (Automobiles)	971	44,491
Hasbro, Inc. (Leisure Products)	808	76,372
Helen of Troy, Ltd.* (Household Durables)	155	35,359
Herbalife Nutrition, Ltd.* (Personal Products)	552	29,107
Hormel Foods Corp. (Food Products)	1,781	85,043
Ingredion, Inc. (Food Products)	423	38,282
Kellogg Co. (Food Products)	1,592	102,413
Keurig Dr Pepper, Inc. (Beverages)	3,672	129,401
Kimberly-Clark Corp. (Household Products)	2,132	285,219
Lamb Weston Holding, Inc. (Food Products)	924	74,530
Lancaster Colony Corp. (Food Products)	124	23,995
Lear Corp. (Auto Components)	346	60,647
Leggett & Platt, Inc. (Household Durables)	842	43,624
Lennar Corp.—Class A (Household Durables)	1,743	173,167
Lennar Corp.—Class B (Household Durables)	97	7,901
Levi Strauss & Co. (Textiles, Apparel & Luxury Goods)	526	14,581
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	748	272,998
Luminar Technologies, Inc.* (Auto Components)	1,261	27,679
Mattel, Inc.* (Leisure Products)	2,204	44,300
McCormick & Co., Inc. (Food Products)	1,574	139,016
Mohawk Industries, Inc.* (Household Durables)	370	71,110
Molson Coors Beverage Co.*—Class B (Beverages)	1,190	63,891
Mondelez International, Inc.—Class A (Food Products)	8,878	554,341
Monster Beverage Corp.* (Beverages)	2,338	213,576
National Beverage Corp. (Beverages)	147	6,943
Newell Brands, Inc. (Household Durables)	2,392	65,708
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	8,057	1,244,725
NVR, Inc.* (Household Durables)	22	109,413
Peloton Interactive, Inc.*—Class A (Leisure Products)	1,698	210,587
PepsiCo, Inc. (Beverages)	8,731	1,293,672
Performance Food Group Co.* (Food & Staples Retailing)	846	41,023
Philip Morris International, Inc. (Tobacco)	9,849	976,134
Pilgrim's Pride Corp.* (Food Products)	308	6,831

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 45

Common Stocks, continued

	Shares	Value
Playtika Holding Corp.* (Entertainment)	440	$10,490
Polaris, Inc. (Leisure Products)	364	49,853
Pool Corp. (Distributors)	254	116,500
Post Holdings, Inc.* (Food Products)	374	40,568
PulteGroup, Inc. (Household Durables)	1,671	91,186
PVH Corp.* (Textiles, Apparel & Luxury Goods)	450	48,416
QuantumScape Corp.* (Auto Components)	1,083	31,689
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	305	35,932
Reynolds Consumer Products, Inc. (Household Products)	345	10,471
ROBLOX Corp.*—Class A (Entertainment)	261	23,485
Seaboard Corp. (Food Products)	2	7,737
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	848	42,256
Stanley Black & Decker, Inc. (Machinery)	1,021	209,295
Take-Two Interactive Software, Inc.* (Entertainment)	731	129,402
Tapestry, Inc.* (Textiles, Apparel & Luxury Goods)	1,762	76,612
Tempur Sealy International, Inc. (Household Durables)	1,157	45,343
Tesla, Inc.* (Automobiles)	4,870	3,310,140
The Boston Beer Co., Inc.*—Class A (Beverages)	59	60,227
The Clorox Co. (Household Products)	786	141,409
The Coca-Cola Co. (Beverages)	24,522	1,326,886
The Estee Lauder Co., Inc. (Personal Products)	1,465	465,987
The Hain Celestial Group, Inc.* (Food Products)	517	20,742
The Hershey Co. (Food Products)	925	161,117
The JM Smucker Co.—Class A (Food Products)	692	89,662
The Kraft Heinz Co. (Food Products)	4,097	167,076
The Procter & Gamble Co. (Household Products)	15,471	2,087,502
Thor Industries, Inc. (Automobiles)	350	39,550
Toll Brothers, Inc. (Household Durables)	709	40,987
TreeHouse Foods, Inc.* (Food Products)	355	15,805
Tyson Foods, Inc.—Class A (Food Products)	1,863	137,415
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,192	25,211
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	1,242	23,064
US Foods Holding Corp.* (Food & Staples Retailing)	1,402	53,780
VF Corp. (Textiles, Apparel & Luxury Goods)	2,032	166,705
Whirlpool Corp. (Household Durables)	396	86,336
Zynga, Inc.* (Entertainment)	6,399	68,021
TOTAL COMMON STOCKS (Cost $8,931,492)		20,877,291

Repurchase Agreements(a) (2.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $553,000	$553,000	$553,000
TOTAL REPURCHASE AGREEMENTS (Cost $553,000)		553,000
TOTAL INVESTMENT SECURITIES (Cost $9,484,492)—99.2%		21,430,291
Net other assets (liabilities)—0.8%		181,439
NET ASSETS—100.0%		$21,611,730

*	Non-income producing security.

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	7/23/21	0.59%	$690,296	$8,566

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

46 :: ProFund VP Consumer Goods :: Financial Statements

ProFund VP Consumer Goods invested in the following industries as of June 30, 2021:

	Value	% of Net Assets
Auto Components	$561,560	2.6%
Automobiles	4,239,676	19.7%
Beverages	3,430,872	15.8%
Distributors	231,967	1.1%
Entertainment	960,196	4.4%
Food & Staples Retailing	94,803	0.4%
Food Products	2,501,443	11.6%
Household Durables	957,471	4.4%
Household Products	3,107,363	14.4%
Leisure Products	430,125	2.0%
Machinery	209,295	1.0%
Personal Products	511,822	2.4%
Textiles, Apparel & Luxury Goods	2,106,946	9.7%
Tobacco	1,533,752	7.1%
Other**	734,439	3.4%
Total	$21,611,730	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 47

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$9,484,492
Securities, at value	20,877,291
Repurchase agreements, at value	553,000
Total Investment Securities, at value	21,430,291
Cash	746
Dividends receivable	42,541
Unrealized appreciation on swap agreements	8,566
Receivable for capital shares issued	179,620
Prepaid expenses	299
TOTAL ASSETS	21,662,063
LIABILITIES:
Payable for capital shares redeemed	6,965
Advisory fees payable	12,376
Management services fees payable	1,650
Administration fees payable	1,262
Administrative services fees payable	7,575
Distribution fees payable	7,215
Transfer agency fees payable	2,018
Fund accounting fees payable	716
Compliance services fees payable	159
Other accrued expenses	10,397
TOTAL LIABILITIES	50,333
NET ASSETS	$21,611,730
NET ASSETS CONSIST OF:
Capital	$10,386,453
Total distributable earnings (loss)	11,225,277
NET ASSETS	$21,611,730
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	351,926
Net Asset Value (offering and redemption price per share)	$61.41

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Dividends	$166,246
Interest	4
Income from securities lending	12
TOTAL INVESTMENT INCOME	166,262
EXPENSES:
Advisory fees	69,903
Management services fees	9,320
Administration fees	7,288
Transfer agency fees	5,938
Administrative services fees	27,639
Distribution fees	23,301
Custody fees	1,496
Fund accounting fees	4,169
Trustee fees	243
Compliance services fees	89
Other fees	10,320
Total Gross Expenses before reductions	159,706
Expenses reduced and reimbursed by the Advisor	(3,122)
TOTAL NET EXPENSES	156,584
NET INVESTMENT INCOME (LOSS)	9,678
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	535,964
Net realized gains (losses) on swap agreements	1,202
Change in net unrealized appreciation/depreciation on investment securities	524,726
Change in net unrealized appreciation/depreciation on swap agreements	1,117
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,063,009
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,072,687

See accompanying notes to financial statements.

48 :: ProFund VP Consumer Goods :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$9,678	$69,981
Net realized gains (losses) on investments	537,166	615,340
Change in net unrealized appreciation/depreciation on investments	525,843	3,235,118
Change in net assets resulting from operations	1,072,687	3,920,439
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(1,063,035)	(257,808)
Change in net assets resulting from distributions	(1,063,035)	(257,808)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,142,602	29,203,257
Distributions reinvested	1,063,035	257,808
Value of shares redeemed	(12,976,420)	(26,887,846)
Change in net assets resulting from capital transactions	3,229,217	2,573,219
Change in net assets	3,238,869	6,235,850
NET ASSETS:
Beginning of period	18,372,861	12,137,011
End of period	$21,611,730	$18,372,861
SHARE TRANSACTIONS:
Issued	244,171	598,676
Reinvested	18,134	4,680
Redeemed	(205,817)	(559,659)
Change in shares	56,488	43,697

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Consumer Goods :: 49

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016
Net Asset Value, Beginning of Period	$62.19	$48.21	$46.16	$66.23	$59.18	$57.77

Investment Activities:
Net investment income (loss)(a)	0.03	0.25	0.49	0.70	0.49	0.48
Net realized and unrealized gains (losses) on investments	3.37	14.61	10.83	(9.43)	8.33	1.59
Total income (loss) from investment activities	3.40	14.86	11.32	(8.73)	8.82	2.07

Distributions to Shareholders From:
Net investment income	(0.27)	(0.38)	(0.80)	(0.74)	(0.82)	(0.66)
Net realized gains on investments	(3.91)	(0.50)	(8.47)	(10.60)	(0.95)	—
Total distributions	(4.18)	(0.88)	(9.27)	(11.34)	(1.77)	(0.66)

Net Asset Value, End of Period	$61.41	$62.19	$48.21	$46.16	$66.23	$59.18

Total Return(b)	5.80%	31.05%	26.56%	(14.80)%	15.05%	3.54%

Ratios to Average Net Assets:
Gross expenses(c)	1.71%	1.75%	1.73%	1.72%	1.68%	1.68%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.10%	0.50%	1.01%	1.23%	0.76%	0.81%

Supplemental Data:
Net assets, end of period (000's)	$21,612	$18,373	$12,137	$8,989	$18,827	$16,374
Portfolio turnover rate(b)(d)	40%	141%	71%	41%	107%	84%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

50 :: ProFund VP Consumer Services :: Financial Statements

Investment Objective: The ProFund VP Consumer Services seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer ServicesSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
Swap Agreements	9%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	24.0%
The Home Depot, Inc.	5.5%
The Walt Disney Co.	5.2%
Comcast Corp.	4.3%
Netflix, Inc.	3.8%

Dow Jones U.S. Consumer ServicesSM
Index – Composition

% of Index
Retailing	47%
Media & Entertainment	22%
Consumer Services	15%
Food & Staples Retailing	9%
Transportation	4%
Commercial & Professional Services	2%
Health Care Equipment & Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (90.6%)

	Shares	Value
Aaron's Co., Inc. (The) (Specialty Retail)	181	$5,790
Advance Auto Parts, Inc. (Specialty Retail)	344	70,568
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	770	117,918
Alaska Air Group, Inc.* (Airlines)	654	39,443
Albertsons Cos., Inc.(a)—Class A (Food & Staples Retailing)	246	4,836
Altice USA, Inc.* (Media)	1,209	41,275
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,250	7,740,361
AMERCO (Road & Rail)	48	28,291
American Airlines Group, Inc.* (Airlines)	3,368	71,435
AmerisourceBergen Corp. (Health Care Providers & Services)	776	88,844
Aramark (Hotels, Restaurants & Leisure)	1,339	49,878
AutoNation, Inc.* (Specialty Retail)	283	26,831
AutoZone, Inc.* (Specialty Retail)	113	168,621
Best Buy Co., Inc. (Specialty Retail)	1,170	134,527
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	720	34,258
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	215	470,440
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	424	26,072
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	320	47,075
Burlington Stores, Inc.* (Specialty Retail)	349	112,375
Cable One, Inc. (Media)	28	53,559
Cardinal Health, Inc. (Health Care Providers & Services)	1,523	86,948
CarMax, Inc.* (Specialty Retail)	857	110,682
Carnival Corp.*—Class A (Hotels, Restaurants & Leisure)	4,192	110,501
Carvana Co.* (Specialty Retail)	340	102,619
Casey's General Stores, Inc. (Food & Staples Retailing)	194	37,760
Charter Communications, Inc.*—Class A (Media)	723	521,609
Chegg, Inc.* (Diversified Consumer Services)	745	61,917
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	148	229,450
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	152	18,067
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	182	36,083
Comcast Corp.—Class A (Media)	24,068	1,372,358
Copart, Inc.* (Commercial Services & Supplies)	1,092	143,958
Costco Wholesale Corp. (Food & Staples Retailing)	2,321	918,350
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	125	18,558
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	687	100,295
Delta Air Lines, Inc.* (Airlines)	3,358	145,267
Dick's Sporting Goods, Inc. (Specialty Retail)	344	34,465
Discovery, Inc.*(a) (Media)	886	27,182
Discovery, Inc.*—Class C (Media)	1,578	45,730
DISH Network Corp.*—Class A (Media)	1,305	54,549
Dollar General Corp. (Multiline Retail)	1,240	268,324
Dollar Tree, Inc.* (Multiline Retail)	1,218	121,191
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	204	95,164
DraftKings, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,706	89,002
Expedia Group, Inc.* (Internet & Direct Marketing Retail)	742	121,473
Five Below, Inc.* (Specialty Retail)	294	56,821
Floor & Decor Holdings, Inc.* (Specialty Retail)	550	58,135
Foot Locker, Inc. (Specialty Retail)	542	33,403
Fox Corp.—Class A (Media)	1,717	63,752
Fox Corp.—Class B (Media)	798	28,090
frontdoor, Inc.*—Class A (Diversified Consumer Services)	451	22,469

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Services :: 51

Common Stocks, continued

	Shares	Value
Grand Canyon Education, Inc.* (Diversified Consumer Services)	243	$21,863
H&R Block, Inc. (Diversified Consumer Services)	953	22,376
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,462	176,346
Hyatt Hotels Corp.*—Class A (Hotels, Restaurants & Leisure)	199	15,450
IAA, Inc.* (Commercial Services & Supplies)	708	38,614
IHS Markit, Ltd. (Professional Services)	1,967	221,602
JetBlue Airways Corp.* (Airlines)	1,664	27,922
Kohl's Corp. (Multiline Retail)	820	45,190
L Brands, Inc. (Specialty Retail)	1,230	88,634
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	1,725	90,890
Liberty Broadband Corp.*—Class A (Media)	123	20,685
Liberty Broadband Corp.*—Class C (Media)	842	146,222
Liberty Media Corp-Liberty Formula One*—Class A (Entertainment)	136	5,798
Liberty Media Corp-Liberty Formula One*—Class C (Entertainment)	1,069	51,536
Liberty Media Corp-Liberty SiriusXM*—Class A (Media)	424	19,750
Liberty Media Corp-Liberty SiriusXM*—Class C (Media)	896	41,565
Lithia Motors, Inc.—Class A (Specialty Retail)	156	53,608
Live Nation Entertainment, Inc.* (Entertainment)	758	66,393
LiveRamp Holdings, Inc.* (IT Services)	360	16,866
LKQ Corp.* (Distributors)	1,460	71,861
Lowe's Cos., Inc. (Specialty Retail)	3,710	719,629
Lyft, Inc.* (Road & Rail)	1,346	81,406
Marriott International, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,402	191,383
Marriott Vacations Worldwide Corp.* (Hotels, Restaurants & Leisure)	224	35,683
McDonald's Corp. (Hotels, Restaurants & Leisure)	3,917	904,788
MGM Resorts International (Hotels, Restaurants & Leisure)	2,138	91,186
Murphy USA, Inc. (Specialty Retail)	131	17,471
National Vision Holdings, Inc.* (Specialty Retail)	428	21,884
Netflix, Inc.* (Entertainment)	2,328	1,229,673
News Corp.—Class A (Media)	2,055	52,957
News Corp.—Class B (Media)	640	15,584
Nexstar Media Group, Inc.—Class A (Media)	225	33,273
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,943	57,144
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	299	25,155
Omnicom Group, Inc. (Media)	1,129	90,309
O'Reilly Automotive, Inc.* (Specialty Retail)	366	207,233
Penske Automotive Group, Inc. (Specialty Retail)	170	12,833
Petco Health & Wellness Co., Inc.* (Specialty Retail)	381	8,538
Pinterest, Inc.*—Class A (Interactive Media & Services)	2,873	226,823
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	437	32,884
Qurate Retail, Inc.—Class A (Internet & Direct Marketing Retail)	1,994	26,101
RH* (Specialty Retail)	88	59,752
Roku, Inc.* (Household Durables)	605	277,846
Rollins, Inc. (Commercial Services & Supplies)	1,163	39,775
Ross Stores, Inc. (Specialty Retail)	1,872	232,128
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	1,150	98,072
Service Corp. International (Diversified Consumer Services)	883	47,320
Sirius XM Holdings, Inc. (Media)	6,015	39,338
Southwest Airlines Co.* (Airlines)	3,104	164,791
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	621	15,432
Starbucks Corp. (Hotels, Restaurants & Leisure)	6,186	691,657
Sysco Corp. (Food & Staples Retailing)	2,685	208,759
Target Corp. (Multiline Retail)	2,597	627,798
TEGNA, Inc. (Media)	1,160	21,762
Terminix Global Holdings, Inc.* (Diversified Consumer Services)	675	32,204
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	344	33,093
The Gap, Inc. (Specialty Retail)	1,091	36,712
The Home Depot, Inc. (Specialty Retail)	5,582	1,780,045
The Interpublic Group of Cos., Inc. (Media)	2,066	67,124
The Kroger Co. (Food & Staples Retailing)	3,975	152,282
The Madison Square Garden Co.*—Class A (Entertainment)	92	15,876
The New York Times Co.—Class A (Media)	762	33,185
The TJX Cos., Inc. (Specialty Retail)	6,331	426,836
The Walt Disney Co.* (Entertainment)	9,538	1,676,495
The Wendy's Co. (Hotels, Restaurants & Leisure)	931	21,804
Tractor Supply Co. (Specialty Retail)	605	112,566
TripAdvisor, Inc.* (Interactive Media & Services)	515	20,755
Uber Technologies, Inc.* (Road & Rail)	7,762	389,032
Ulta Beauty, Inc.* (Specialty Retail)	287	99,236
United Airlines Holdings , Inc.* (Airlines)	1,699	88,841
Vail Resorts, Inc.* (Hotels, Restaurants & Leisure)	212	67,102
ViacomCBS, Inc.—Class A (Media)	43	2,083
ViacomCBS, Inc.—Class B (Media)	3,179	143,691
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	3,766	198,129
Walmart, Inc. (Food & Staples Retailing)	7,208	1,016,472
Warner Music Group Corp.—Class A (Entertainment)	492	17,732
Wayfair, Inc.*—Class A (Internet & Direct Marketing Retail)	388	122,495
Williams-Sonoma, Inc. (Specialty Retail)	400	63,860
World Wrestling Entertainment, Inc.—Class A (Entertainment)	238	13,778
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	491	35,494
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	552	67,510
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	1,564	179,907
ZoomInfo Technologies, Inc.*—Class A (Interactive Media & Services)	542	28,276
TOTAL COMMON STOCKS (Cost $13,787,842)		29,258,722

See accompanying notes to financial statements.

52 :: ProFund VP Consumer Services :: Financial Statements

Repurchase Agreements(b) (2.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $744,000	$744,000	$744,000
TOTAL REPURCHASE AGREEMENTS (Cost $744,000)		744,000

Collateral for Securities Loaned(c) (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(d)	29,649	$29,649
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $29,649)		29,649
TOTAL INVESTMENT SECURITIES (Cost $14,561,491)—93.0%		30,032,371
Net other assets (liabilities)—7.0%		2,256,826
NET ASSETS—100.0%		$32,289,197

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2021. The total value of securities on loan as of June 30, 2021 was $29,160.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at June 30, 2021.
(d)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2021.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	7/23/21	0.59%	$3,029,466	$2,309

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Consumer Services invested in the following industries as of June 30, 2021:

	Value	% of Net Assets
Airlines	$537,699	1.7%
Commercial Services & Supplies	222,347	0.7%
Distributors	71,861	0.2%
Diversified Consumer Services	255,224	0.8%
Entertainment	3,077,281	9.5%
Food & Staples Retailing	2,586,278	8.0%
Health Care Providers & Services	175,792	0.5%
Hotels, Restaurants & Leisure	3,681,381	11.4%
Household Durables	277,846	0.9%
Interactive Media & Services	275,854	0.9%
Internet & Direct Marketing Retail	8,480,870	26.2%
IT Services	16,866	0.1%
Media	2,935,632	9.1%
Multiline Retail	1,087,658	3.4%
Professional Services	221,602	0.7%
Road & Rail	498,729	1.5%
Specialty Retail	4,855,802	15.0%
Other**	3,030,475	9.4%
Total	$32,289,197	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Services :: 53

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$14,561,491
Securities, at value(a)	29,288,371
Repurchase agreements, at value	744,000
Total Investment Securities, at value	30,032,371
Cash	376
Segregated cash balances for swap agreements with custodian	270,000
Dividends receivable	4,208
Unrealized appreciation on swap agreements	2,309
Receivable for capital shares issued	93,681
Receivable for investments sold	1,997,167
Prepaid expenses	535
TOTAL ASSETS	32,400,647
LIABILITIES:
Payable for capital shares redeemed	3,974
Payable for collateral for securities loaned	29,649
Advisory fees payable	19,062
Management services fees payable	2,542
Administration fees payable	1,890
Administrative services fees payable	15,963
Distribution fees payable	15,533
Transfer agency fees payable	3,244
Fund accounting fees payable	1,069
Compliance services fees payable	265
Other accrued expenses	18,259
TOTAL LIABILITIES	111,450
NET ASSETS	$32,289,197
NET ASSETS CONSIST OF:
Capital	$17,810,444
Total distributable earnings (loss)	14,478,753
NET ASSETS	$32,289,197
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	424,992
Net Asset Value (offering and redemption price per share)	$75.98
(a) Includes securities on loan valued at:	$29,160

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Dividends	$108,659
Interest	8
Income from securities lending	107
TOTAL INVESTMENT INCOME	108,774
EXPENSES:
Advisory fees	119,179
Management services fees	15,890
Administration fees	12,490
Transfer agency fees	10,134
Administrative services fees	44,030
Distribution fees	39,726
Custody fees	2,482
Fund accounting fees	7,078
Trustee fees	414
Compliance services fees	146
Other fees	17,437
Total Gross Expenses before reductions	269,006
Expenses reduced and reimbursed by the Advisor	(2,044)
TOTAL NET EXPENSES	266,962
NET INVESTMENT INCOME (LOSS)	(158,188)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	467,416
Net realized gains (losses) on swap agreements	(6,682)
Change in net unrealized appreciation/depreciation on investment securities	2,268,090
Change in net unrealized appreciation/depreciation on swap agreements	(6,208)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,722,616
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,564,428

See accompanying notes to financial statements.

54 :: ProFund VP Consumer Services :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(158,188)	$(189,170)
Net realized gains (losses) on investments	460,734	2,045,045
Change in net unrealized appreciation/depreciation on investments	2,261,882	4,377,426
Change in net assets resulting from operations	2,564,428	6,233,301
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(2,445,589)	(9,139,256)
Change in net assets resulting from distributions	(2,445,589)	(9,139,256)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	7,903,725	25,070,116
Distributions reinvested	2,445,589	9,139,256
Value of shares redeemed	(10,113,675)	(26,214,874)
Change in net assets resulting from capital transactions	235,639	7,994,498
Change in net assets	354,478	5,088,543
NET ASSETS:
Beginning of period	31,934,719	26,846,176
End of period	$32,289,197	$31,934,719
SHARE TRANSACTIONS:
Issued	101,394	317,539
Reinvested	33,835	125,075
Redeemed	(129,603)	(346,817)
Change in shares	5,626	95,797

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Consumer Services :: 55

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019		Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016
Net Asset Value, Beginning of Period	$76.15	$82.97	$69.55		$72.88		$61.58	$59.70

Investment Activities:
Net investment income (loss)(a)	(0.38)	(0.56)	(0.40)		(0.29)		(0.12)	(0.12)
Net realized and unrealized gains (losses) on investments	6.36	22.85	17.30		1.12		11.42	2.61
Total income (loss) from investment activities	5.98	22.29	16.90		0.83		11.30	2.49

Distributions to Shareholders From:
Net realized gains on investments	(6.15)	(29.11)	(3.48)		(4.16)		—	(0.61)

Net Asset Value, End of Period	$75.98	$76.15	$82.97		$69.55		$72.88	$61.58

Total Return(b)	8.26%	28.34%	24.64%		0.62	%(c)	18.37%	4.18%

Ratios to Average Net Assets:
Gross expenses(d)	1.69%	1.75%	1.72%		1.73%		1.72%	1.73%
Net expenses(d)	1.68%	1.68%	1.71	%(e)	1.65	%(c)	1.68%	1.68%
Net investment income (loss)(d)	(1.00)%	(0.72)%	(0.50)%		(0.38	)%(c)	(0.18)%	(0.20)%

Supplemental Data:
Net assets, end of period (000's)	$32,289	$31,935	$26,846		$25,222		$32,762	$27,416
Portfolio turnover rate(b)(f)	18%	116%	182%		82%		81%	66%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.67% and (0.40)%, respectively, and the total return would have been 0.60%.
(d)	Annualized for periods less than one year.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

56 :: ProFund VP Dow 30 :: Financial Statements

Investment Objective: The ProFund VP Dow 30 seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Industrial Average®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average® Index – Composition

% of Index
Information Technology	23%
Health Care	17%
Industrials	17%
Financials	16%
Consumer Discretionary	13%
Consumer Staples	7%
Communication Services	4%
Energy	2%
Materials	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (99.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $2,497,000	$2,497,000	$2,497,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,497,000)		2,497,000
TOTAL INVESTMENT SECURITIES (Cost $2,497,000)—99.4%		2,497,000
Net other assets (liabilities)—0.6%		14,767
NET ASSETS—100.0%		$2,511,767

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2021, the aggregate amount held in a segregated account was $288,000.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	7/27/21	0.59%	$2,374,612	$15,011
Dow Jones Industrial Average	UBS AG	7/27/21	0.59%	117,861	745
				$2,492,473	$15,756

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Dow 30 :: 57

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$2,497,000
Repurchase agreements, at value	2,497,000
Total Investment Securities, at value	2,497,000
Cash	883
Unrealized appreciation on swap agreements	15,756
Prepaid expenses	5
TOTAL ASSETS	2,513,644
LIABILITIES:
Advisory fees payable	811
Management services fees payable	108
Administration fees payable	73
Administrative services fees payable	97
Distribution fees payable	326
Transfer agency fees payable	82
Fund accounting fees payable	43
Compliance services fees payable	6
Other accrued expenses	331
TOTAL LIABILITIES	1,877
NET ASSETS	$2,511,767
NET ASSETS CONSIST OF:
Capital	$4,080,381
Total distributable earnings (loss)	(1,568,614)
NET ASSETS	$2,511,767
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	110,267
Net Asset Value (offering and redemption price per share)	$22.78

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Interest	$8
EXPENSES:
Advisory fees	1,955
Management services fees	261
Administration fees	200
Transfer agency fees	176
Administrative services fees	164
Distribution fees	652
Custody fees	51
Fund accounting fees	118
Trustee fees	8
Compliance services fees	3
Other fees	315
TOTAL NET EXPENSES	3,903
NET INVESTMENT INCOME (LOSS)	(3,895)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	50,794
Change in net unrealized appreciation/depreciation on swap agreements	9,370
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	60,164
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$56,269

See accompanying notes to financial statements.

58 :: ProFund VP Dow 30 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(3,895)	$(5,802)
Net realized gains (losses) on investments	50,794	70,081
Change in net unrealized appreciation/depreciation on investments	9,370	7,638
Change in net assets resulting from operations	56,269	71,917
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(55,117)	(111,280)
Change in net assets resulting from distributions	(55,117)	(111,280)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,515,618	18,480,818
Distributions reinvested	26,861	111,280
Value of shares redeemed	(13,416,793)	(18,483,574)
Change in net assets resulting from capital transactions	2,125,686	108,524
Change in net assets	2,126,838	69,161
NET ASSETS:
Beginning of period	384,929	315,768
End of period	$2,511,767	$384,929
SHARE TRANSACTIONS:
Issued	661,371	800,228
Reinvested	1,208	5,026
Redeemed	(568,858)	(799,920)
Change in shares	93,721	5,334

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Dow 30 :: 59

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016
Net Asset Value, Beginning of Period	$23.26	$28.16	$23.07	$31.90	$36.39	$32.23

Investment Activities:
Net investment income (loss)(a)	(0.17)	(0.31)	0.15	0.05	(0.24)	(0.38)
Net realized and unrealized gains (losses) on investments	2.89	2.05	4.97	(1.18)	7.74	4.54
Total income (loss) from investment activities	2.72	1.74	5.12	(1.13)	7.50	4.16

Distributions to Shareholders From:
Net investment income	—	(0.13)	(0.03)	—	—	—
Net realized gains on investments	(3.20)	(6.51)	—	(7.70)	(11.99)	—
Total distributions	(3.20)	(6.64)	(0.03)	(7.70)	(11.99)	—

Net Asset Value, End of Period	$22.78	$23.26	$28.16	$23.07	$31.90	$36.39

Total Return(b)	12.00%	7.41%	22.18%	(6.03)%	23.63%	12.91%

Ratios to Average Net Assets:
Gross expenses(c)	1.50%	1.58%	1.47%	1.49%	1.44%	1.44%
Net expenses(c)	1.50%	1.58%	1.47%	1.49%	1.44%	1.44%
Net investment income (loss)(c)	(1.49)%	(1.31)%	0.56%	0.16%	(0.68)%	(1.15)%

Supplemental Data:
Net assets, end of period (000's)	$2,512	$385	$316	$307	$349	$330
Portfolio turnover rate(d)	—	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

60 :: ProFund VP Emerging Markets :: Financial Statements

Investment Objective: The ProFund VP Emerging Markets seeks investment results, before fees and expenses, that correspond to the performance of the S&P/BNY Mellon Emerging 50 ADR Index (USD).

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Equity Securities	96%
Swap Agreements	4%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	19.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	19.2%
HDFC Bank, Ltd.	4.7%
Vale S.A.	3.9%
Infosys Technologies, Ltd.	3.9%

S&P/BNY Mellon Emerging 50 ADR Index (USD) – Composition

Industry Breakdown	% of Index
Consumer Discretionary	34%
Information Technology	27%
Financials	13%
Communication Services	9%
Materials	8%
Energy	4%
Consumer Staples	2%
Health Care	2%
Industrials	1%

Country Composition
China	44%
Taiwan	23%
India	13%
Brazil	11%
Other	9%

Schedule of Portfolio Investments (unaudited)

Common Stocks (94.6%)

	Shares	Value
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	25,389	$5,757,718
Ambev S.A.ADR (Beverages)	64,658	222,424
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	17,226	258,389
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	6,122	113,747
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	25,059	201,725
Baidu, Inc.*ADR (Interactive Media & Services)	4,000	815,600
Banco Bradesco S.A.ADR (Banks)	71,136	364,928
Beigene, Ltd.*ADR (Biotechnology)	579	198,707
Bilibili, Inc.*ADR (Entertainment)	3,188	388,426
Cemex SAB de CV*ADR (Construction Materials)	22,209	186,556
China Life Insurance Co., Ltd.ADR (Insurance)	21,835	217,258
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	3,743	190,930
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	5,577	226,761
Dr. Reddy's Laboratories, Ltd.ADR (Pharmaceuticals)	1,781	130,921
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	2,727	230,459
GDS Holdings, Ltd.*ADR (IT Services)	1,676	131,549
Gold Fields, Ltd.ADR (Metals & Mining)	13,022	115,896
HDFC Bank, Ltd.*ADR (Banks)	18,735	1,369,903
Huazhu Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	2,142	113,119
ICICI Bank, Ltd.*ADR (Banks)	37,561	642,293
Infosys Technologies, Ltd.ADR (IT Services)	53,762	1,139,217
Itau Unibanco Holding S.A.ADR (Banks)	71,097	427,293
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	13,167	1,050,859
KB Financial Group, Inc.ADR (Banks)	5,735	282,736
KE Holdings, Inc.*ADR (Real Estate Management & Development)	2,348	111,953
Natura & Co. Holding SA*ADR (Personal Products)	6,160	139,770
NetEase, Inc.ADR (Entertainment)	5,881	677,785
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	22,133	181,269
NIO, Inc.*ADR (Automobiles)	19,978	1,062,830
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	3,096	151,797
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	27,299	333,867
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	5,149	654,026
POSCOADR (Metals & Mining)	4,707	361,356
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	6,976	151,170
Sasol, Ltd.*ADR (Chemicals)	8,475	129,922
Shinhan Financial Group Co., Ltd.ADR (Banks)	7,579	271,707
Sibanye Stillwater, Ltd.ADR (Metals & Mining)	10,185	170,394
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	4,662	146,433
Suzano Papel e Celulose S.A.*ADR (Paper & Forest Products)	10,386	125,047

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 61

Common Stocks, continued

	Shares	Value
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	46,876	$5,632,620
TAL Education Group*ADR (Diversified Consumer Services)	5,861	147,873
Tata Motors, Ltd.*ADR (Automobiles)	5,554	126,520
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	6,773	240,171
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	33,899	320,346
Vale S.A.ADR (Metals & Mining)	50,396	1,149,533
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	5,817	116,805
Wipro, Ltd.ADR (IT Services)	20,901	163,237
Zai Lab, Ltd.*ADR (Biotechnology)	1,078	190,795
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	6,925	210,174
TOTAL COMMON STOCKS (Cost $14,121,311)		27,744,814

Preferred Stock (1.4%)
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	33,699	397,985
TOTAL PREFERRED STOCK (Cost $65,299)		397,985

Repurchase Agreements(a)(b) (4.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/21, due 7/1/21, total to be received $1,161,000	$1,161,000	$1,161,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,161,000)		1,161,000
TOTAL INVESTMENT SECURITIES (Cost $15,347,610)—100.0%		29,303,799
Net other assets (liabilities)—(NM)		(2,005)
NET ASSETS—100.0%		$29,301,794

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2021, the aggregate amount held in a segregated account was $267,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
ADR	American Depositary Receipt
NM	Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	7/27/21	0.54%	$444,799	$196
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	7/27/21	0.59%	709,725	1,183
				$1,154,524	$1,379

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

62 :: ProFund VP Emerging Markets :: Financial Statements

ProFund VP Emerging Markets invested in the following industries as of June 30, 2021:

	Value	% of Net Assets
Air Freight & Logistics	$210,174	0.7%
Automobiles	1,189,350	4.0%
Banks	3,358,860	11.6%
Beverages	452,883	1.6%
Biotechnology	389,502	1.3%
Chemicals	129,922	0.4%
Construction Materials	186,556	0.6%
Diversified Consumer Services	329,142	1.1%
Diversified Telecommunication Services	377,931	1.3%
Entertainment	1,066,211	3.6%
Hotels, Restaurants & Leisure	113,119	0.4%
Insurance	217,258	0.7%
Interactive Media & Services	815,600	2.8%
Internet & Direct Marketing Retail	7,819,579	26.8%
IT Services	1,434,003	4.8%
Metals & Mining	1,910,926	6.5%
Oil, Gas & Consumable Fuels	1,074,579	3.7%
Paper & Forest Products	125,047	0.4%
Personal Products	139,770	0.5%
Pharmaceuticals	130,921	0.4%
Real Estate Management & Development	111,953	0.4%
Semiconductors & Semiconductor Equipment	6,154,691	21.0%
Wireless Telecommunication Services	404,822	1.4%
Other**	1,158,995	4.0%
Total	$29,301,794	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of June 30, 2021:

	Value	% of Net Assets
Brazil	$3,160,847	10.8%
China	12,609,644	43.0%
India	3,572,091	12.2%
Indonesia	151,170	0.5%
Mexico	675,404	2.3%
South Africa	529,959	1.8%
South Korea	1,062,232	3.6%
Taiwan	6,381,452	21.8%
Other**	1,158,995	4.0%
Total	$29,301,794	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 63

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$15,347,610
Securities, at value	28,142,799
Repurchase agreements, at value	1,161,000
Total Investment Securities, at value	29,303,799
Cash	652
Dividends receivable	65,594
Unrealized appreciation on swap agreements	1,379
Receivable for capital shares issued	8,055
Prepaid expenses	495
TOTAL ASSETS	29,379,974
LIABILITIES:
Payable for capital shares redeemed	4,911
Advisory fees payable	18,510
Management services fees payable	2,468
Administration fees payable	1,755
Administrative services fees payable	16,303
Distribution fees payable	17,062
Transfer agency fees payable	2,820
Fund accounting fees payable	970
Compliance services fees payable	241
Other accrued expenses	13,140
TOTAL LIABILITIES	78,180
NET ASSETS	$29,301,794
NET ASSETS CONSIST OF:
Capital	$24,084,853
Total distributable earnings (loss)	5,216,941
NET ASSETS	$29,301,794
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	777,901
Net Asset Value (offering and redemption price per share)	$37.67

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Dividends	$194,862
Interest	53
Foreign tax withholding	(17,573)
Income from securities lending	920
TOTAL INVESTMENT INCOME	178,262
EXPENSES:
Advisory fees	108,350
Management services fees	14,446
Administration fees	10,280
Transfer agency fees	8,330
Administrative services fees	34,096
Distribution fees	36,117
Custody fees	5,122
Fund accounting fees	5,698
Trustee fees	330
Compliance services fees	129
Other fees	13,327
Recoupment of prior expenses reduced by the Advisor	6,479
TOTAL NET EXPENSES	242,704
NET INVESTMENT INCOME (LOSS)	(64,442)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(906,262)
Net realized gains (losses) on swap agreements	(13,361)
Change in net unrealized appreciation/depreciation on investment securities	1,070,796
Change in net unrealized appreciation/depreciation on swap agreements	(7,725)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	143,448
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$79,006

See accompanying notes to financial statements.

64 :: ProFund VP Emerging Markets :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(64,442)	$(57,370)
Net realized gains (losses) on investments	(919,623)	(391,936)
Change in net unrealized appreciation/depreciation on investments	1,063,071	4,645,377
Change in net assets resulting from operations	79,006	4,196,071
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(117,347)
Change in net assets resulting from distributions	—	(117,347)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	23,510,068	35,488,770
Distributions reinvested	—	117,347
Value of shares redeemed	(20,796,775)	(39,127,017)
Change in net assets resulting from capital transactions	2,713,293	(3,520,900)
Change in net assets	2,792,299	557,824
NET ASSETS:
Beginning of period	26,509,495	25,951,671
End of period	$29,301,794	$26,509,495
SHARE TRANSACTIONS:
Issued	605,848	1,201,057
Reinvested	—	3,737
Redeemed	(551,550)	(1,373,518)
Change in shares	54,298	(168,724)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Emerging Markets :: 65

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020		Year Ended Dec. 31, 2019		Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016
Net Asset Value, Beginning of Period	$36.64	$29.08		$23.54		$27.85	$20.91	$18.86

Investment Activities:
Net investment income (loss)(a)	(0.08)	(0.08)		0.15		0.09	0.06	0.02
Net realized and unrealized gains (losses) on investments	1.11	7.82		5.53		(4.33)	6.89	2.06
Total income (loss) from investment activities	1.03	7.74		5.68		(4.24)	6.95	2.08

Distributions to Shareholders From:
Net investment income	—	(0.18)		(0.14)		(0.07)	(0.01)	(0.03)

Net Asset Value, End of Period	$37.67	$36.64		$29.08		$23.54	$27.85	$20.91

Total Return(b)	2.81%	26.72	%(c)	24.23	%(d)	(15.27)%	33.26%	11.01%

Ratios to Average Net Assets:
Gross expenses(e)	1.68%	1.74%		1.74%		1.74%	1.70%	1.72%
Net expenses(e)	1.68%	1.68%		1.68%		1.68%	1.68%	1.68%
Net investment income (loss)(e)	(0.45)%	(0.29)%		0.58%		0.34%	0.21%	0.10%

Supplemental Data:
Net assets, end of period (000's)	$29,302	$26,509		$25,952		$17,065	$34,450	$14,906
Portfolio turnover rate(b)(f)	33%	108%		83%		21%	54%	118%

(a)   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)   Not annualized for periods less than one year.

(c)   During the year ended December 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.20%.

(d)   During the year ended December 31, 2019, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.69%.

(e)   Annualized for periods less than one year.

(f)    Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

66 :: ProFund VP Europe 30 :: Financial Statements

Investment Objective: The ProFund VP Europe 30 seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
ASML Holding N.V.	7.9%
SAP SE	5.0%
Royal Dutch Shell PLC	4.7%
NOVO Nordisk A/S	4.6%
Rio Tinto PLC	4.5%

ProFunds Europe 30® Index – Composition

Industry Breakdown	% of Index
Health Care	20%
Energy	18%
Information Technology	18%
Financials	13%
Consumer Staples	12%
Materials	7%
Industrials	5%
Utilities	3%
Communication Services	3%
Consumer Discretionary	1%

Country Composition
United Kingdom	39%
Netherlands	17%
Germany	9%
France	7%
Other	28%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.1%)

	Shares	Value
Anheuser-Busch InBev N.V.ADR (Beverages)	11,904	$857,207
ArcelorMittal SANYS—Class A (Metals & Mining)	17,860	554,731
Argenx SE*ADR (Biotechnology)	821	247,178
Ascendis Pharma A/S*ADR (Biotechnology)	2,463	324,008
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	2,258	1,559,917
AstraZeneca PLCADR (Pharmaceuticals)	12,316	737,729
Banco Santander S.A.ADR (Banks)	165,463	646,960
Barclays PLCADR (Banks)	55,428	534,880
BioNTech SE*ADR (Biotechnology)	2,669	597,536
BP PLCADR (Oil, Gas & Consumable Fuels)	27,514	726,920
British American Tobacco PLCADR (Tobacco)	16,830	661,587
Diageo PLCADR (Beverages)	4,105	786,887
Equinor ASAADR(a) (Oil, Gas & Consumable Fuels)	30,998	657,158
GlaxoSmithKline PLCADR (Pharmaceuticals)	13,754	547,684
HSBC Holdings PLCADR (Banks)	27,304	787,720
ING Groep N.V.ADR (Banks)	47,832	633,296
Jumia Technologies AG*ADR (Internet & Direct Marketing Retail)	8,211	249,040
National Grid PLCADR (Multi-Utilities)	8,006	511,904
Nokia Corp.*ADR (Communications Equipment)	100,796	536,235
NOVO Nordisk A/SADR (Pharmaceuticals)	10,882	911,585
RELX PLCADR (Professional Services)	19,913	531,080
Rio Tinto PLCADR (Metals & Mining)	10,469	878,244
Royal Dutch Shell PLCADR—Class A (Oil, Gas & Consumable Fuels)	22,992	928,877
Ryanair Holdings PLC*ADR (Airlines)	3,695	399,836
SanofiADR (Pharmaceuticals)	12,523	659,461
SAP SEADR (Software)	6,980	980,410
Telefonaktiebolaget LM EricssonADR (Communications Equipment)	38,799	488,091
Tenaris S.A.ADR (Energy Equipment & Services)	21,965	481,034
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	17,244	780,464
Vodafone Group PLCADR (Wireless Telecommunication Services)	28,945	495,828
TOTAL COMMON STOCKS (Cost $12,520,253)		19,693,487

Collateral for Securities Loaned(b) (3.1%)
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(c)	614,900	614,900
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $614,900)		614,900
TOTAL INVESTMENT SECURITIES (Cost $13,135,153)—103.2%		20,308,387
Net other assets (liabilities)—(3.2)%		(633,364)
NET ASSETS—100.0%		$19,675,023

*        Non-income producing security.

(a)      All or part of this security was on loan as of June 30, 2021. The total value of securities on loan as of June 30, 2021 was $592,540.

(b)      Securities were purchased with cash collateral held from securities on loan at June 30, 2021.

(c)      Rate periodically changes. Rate disclosed is the daily yield on June 30, 2021.

ADR   American Depositary Receipt

NYS    New York Shares

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Europe 30 :: 67

ProFund VP Europe 30 invested in the following industries as of June 30, 2021:

	Value	% of Net Assets
Airlines	$399,836	2.0%
Banks	2,602,856	13.2%
Beverages	1,644,094	8.4%
Biotechnology	1,168,722	5.9%
Communications Equipment	1,024,326	5.2%
Energy Equipment & Services	481,034	2.4%
Internet & Direct Marketing Retail	249,040	1.3%
Metals & Mining	1,432,975	7.4%
Multi-Utilities	511,904	2.6%
Oil, Gas & Consumable Fuels	3,093,419	15.6%
Pharmaceuticals	2,856,459	14.6%
Professional Services	531,080	2.7%
Semiconductors & Semiconductor Equipment	1,559,917	7.9%
Software	980,410	5.0%
Tobacco	661,587	3.4%
Wireless Telecommunication Services	495,828	2.5%
Other**	(18,464)	(0.1)%
Total	$19,675,023	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of June 30, 2021:

	Value	% of Net Assets
Belgium	$857,207	4.4%
Denmark	1,235,593	6.3%
Finland	536,235	2.7%
France	1,439,925	7.3%
Germany	1,826,986	9.3%
Ireland	399,836	2.0%
Luxembourg	1,035,765	5.3%
Netherlands	3,369,268	17.1%
Norway	657,158	3.3%
Spain	646,960	3.3%
Sweden	488,091	2.5%
United Kingdom	7,200,463	36.6%
Other**	(18,464)	(0.1)%
Total	$19,675,023	100.0%

**   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

68 :: ProFund VP Europe 30 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$13,135,153
Securities, at value(a)	20,308,387
Total Investment Securities, at value	20,308,387
Dividends receivable	56,409
Receivable for capital shares issued	20,313
Receivable for tax reclaims	22,606
Receivable for investments sold	80,020
Prepaid expenses	293
TOTAL ASSETS	20,488,028
LIABILITIES:
Cash overdraft	17,725
Payable for capital shares redeemed	132,141
Payable for collateral for securities loaned	614,900
Advisory fees payable	14,899
Management services fees payable	1,987
Administration fees payable	1,314
Administrative services fees payable	7,271
Distribution fees payable	9,076
Transfer agency fees payable	2,094
Fund accounting fees payable	724
Compliance services fees payable	148
Other accrued expenses	10,726
TOTAL LIABILITIES	813,005
NET ASSETS	$19,675,023
NET ASSETS CONSIST OF:
Capital	$17,603,881
Total distributable earnings (loss)	2,071,142
NET ASSETS	$19,675,023
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	797,156
Net Asset Value (offering and redemption price per share)	$24.68
(a) Includes securities on loan valued at:	$592,540

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Dividends	$298,619
Foreign tax withholding	(13,284)
Income from securities lending	1,344
TOTAL INVESTMENT INCOME	286,679
EXPENSES:
Advisory fees	66,527
Management services fees	8,870
Administration fees	6,601
Transfer agency fees	5,421
Administrative services fees	21,384
Distribution fees	22,176
Custody fees	6,670
Fund accounting fees	3,704
Trustee fees	218
Compliance services fees	84
Other fees	9,351
Total Gross Expenses before reductions	151,006
Expenses reduced and reimbursed by the Advisor	(1,985)
TOTAL NET EXPENSES	149,021
NET INVESTMENT INCOME (LOSS)	137,658
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	52,112
Change in net unrealized appreciation/depreciation on investment securities	2,869,191
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,921,303
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,058,961

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Europe 30 :: 69

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$137,658	$163,002
Net realized gains (losses) on investments	52,112	249,041
Change in net unrealized appreciation/depreciation on investments	2,869,191	(2,367,248)
Change in net assets resulting from operations	3,058,961	(1,955,205)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(163,002)	(395,173)
Change in net assets resulting from distributions	(163,002)	(395,173)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,173,345	11,365,686
Distributions reinvested	163,002	395,173
Value of shares redeemed	(13,286,769)	(14,207,043)
Change in net assets resulting from capital transactions	2,049,578	(2,446,184)
Change in net assets	4,945,537	(4,796,562)
NET ASSETS:
Beginning of period	14,729,486	19,526,048
End of period	$19,675,023	$14,729,486
SHARE TRANSACTIONS:
Issued	643,480	581,469
Reinvested	6,733	20,561
Redeemed	(562,569)	(723,251)
Change in shares	87,644	(121,221)

See accompanying notes to financial statements.

70 :: ProFund VP Europe 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016
Net Asset Value, Beginning of Period	$20.76	$23.50	$20.55	$24.53	$20.84	$19.90

Investment Activities:
Net investment income (loss)(a)	0.18	0.22	0.45	0.48	0.50	0.50
Net realized and unrealized gains (losses) on investments	3.96	(2.43)	3.15	(3.86)	3.60	1.03
Total income (loss) from investment activities	4.14	(2.21)	3.60	(3.38)	4.10	1.53

Distributions to Shareholders From:
Net investment income	(0.22)	(0.53)	(0.65)	(0.60)	(0.41)	(0.59)

Net Asset Value, End of Period	$24.68	$20.76	$23.50	$20.55	$24.53	$20.84

Total Return(b)	19.96%	(9.23)%	17.79%	(14.13)%	19.71%	7.76%

Ratios to Average Net Assets:
Gross expenses(c)	1.70%	1.77%	1.79%	1.75%	1.74%	1.70%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	1.55%	1.10%	1.97%	1.99%	2.14%	2.54%

Supplemental Data:
Net assets, end of period (000's)	$19,675	$14,729	$19,526	$18,331	$32,199	$24,231
Portfolio turnover rate(b)(d)	51%	63%	85%	228%	181%	102%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 71

Investment Objective: The ProFund VP Falling U.S. Dollar seeks daily investment results, before fees and expenses, that correspond to the return of the basket of non-U.S. currencies included in the U.S. Dollar Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index – Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (103.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $816,000	$816,000	$816,000
TOTAL REPURCHASE AGREEMENTS (Cost $816,000)		816,000
TOTAL INVESTMENT SECURITIES (Cost $816,000)—103.3%		816,000
Net other assets (liabilities)—(3.3)%		(26,336)
NET ASSETS—100.0%		$789,664

(a)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At June 30, 2021, the aggregate amount held in a segregated account was $73,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of June 30, 2021, the ProFund VP Falling U.S. Dollar's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$6,503	British pound	$4,667	7/9/21	$6,455	$48
U.S. dollar	5,171	Canadian dollar	6,371	7/9/21	5,141	30
U.S. dollar	32,367	Euro	27,116	7/9/21	32,155	212
U.S. dollar	6,796	Japanese yen	753,167	7/9/21	6,781	15
U.S. dollar	2,662	Swedish krona	22,537	7/9/21	2,634	28
U.S. dollar	1,939	Swiss franc	1,780	7/9/21	1,924	15
Total Short Contracts	$55,438				$55,090	$348

Long:
British pound	$38,695	U.S. dollar	$54,814	7/9/21	$53,520	$(1,294)
Canadian dollar	51,739	U.S. dollar	42,888	7/9/21	41,745	(1,143)
Euro	210,493	U.S. dollar	257,113	7/9/21	249,610	(7,503)
Japanese yen	5,922,219	U.S. dollar	54,037	7/9/21	53,319	(718)
Swedish krona	151,479	U.S. dollar	18,316	7/9/21	17,707	(609)
Swiss franc	12,294	U.S. dollar	13,694	7/9/21	13,294	(400)
Total Long Contracts			$440,862		$429,195	$(11,667)

See accompanying notes to financial statements.

72 :: ProFund VP Falling U.S. Dollar :: Financial Statements

As of June 30, 2021, the ProFund VP Falling U.S. Dollar's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Long:
British pound	$33,809	U.S. dollar	$47,831	7/9/21	$46,762	$(1,069)
Canadian dollar	43,642	U.S. dollar	36,080	7/9/21	35,212	(868)
Euro	199,857	U.S. dollar	243,451	7/9/21	236,998	(6,453)
Japanese yen	6,801,725	U.S. dollar	62,057	7/9/21	61,238	(819)
Swedish krona	153,276	U.S. dollar	18,482	7/9/21	17,917	(565)
Swiss franc	15,720	U.S. dollar	17,499	7/9/21	16,999	(500)
Total Long Contracts			$425,400		$415,126	$(10,274)

			Total unrealized appreciation			$348
			Total unrealized (depreciation)			(21,941)
			Total net unrealized appreciation/(depreciation)			$(21,593)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 73

Statement of Assets and Liabilities (unaudited)

June 30, 2021

ASSETS:
Total Investment Securities, at cost	$816,000
Repurchase agreements, at value	816,000
Total Investment Securities, at value	816,000
Cash	531
Segregated cash balances for swap agreements with custodian	320
Unrealized appreciation on forward foreign currency contracts	348
Prepaid expenses	19
TOTAL ASSETS	817,218
LIABILITIES:
Payable for capital shares redeemed	107
Unrealized depreciation on forward foreign currency contracts	21,941
Advisory fees payable	49
Management services fees payable	7
Administration fees payable	48
Administrative services fees payable	418
Distribution fees payable	478
Transfer agency fees payable	80
Fund accounting fees payable	26
Compliance services fees payable	9
Other accrued expenses	4,391
TOTAL LIABILITIES	27,554
NET ASSETS	$789,664
NET ASSETS CONSIST OF:
Capital	$1,117,063
Total distributable earnings (loss)	(327,399)
NET ASSETS	$789,664
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	45,566
Net Asset Value (offering and redemption price per share)	$17.33

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Interest	$21
EXPENSES:
Advisory fees	3,825
Management services fees	510
Administration fees	358
Transfer agency fees	290
Administrative services fees	1,157
Distribution fees	1,275
Custody fees	2,785
Fund accounting fees	196
Trustee fees	11
Compliance services fees	4
Licensing fees	834
Other fees	388
Total Gross Expenses before reductions	11,633
Expenses reduced and reimbursed by the Advisor	(3,064)
TOTAL NET EXPENSES	8,569
NET INVESTMENT INCOME (LOSS)	(8,548)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on forward currency contracts	(5,972)
Change in net unrealized appreciation/depreciation on forward currency contracts	(35,362)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(41,334)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(49,882)

See accompanying notes to financial statements.

74 :: ProFund VP Falling U.S. Dollar :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(8,548)	$(8,906)
Net realized gains (losses) on investments	(5,972)	31,832
Change in net unrealized appreciation/depreciation on investments	(35,362)	10,007
Change in net assets resulting from operations	(49,882)	32,933
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(15,895)	(1,949)
Change in net assets resulting from distributions	(15,895)	(1,949)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	543,447	3,690,898
Distributions reinvested	15,895	1,949
Value of shares redeemed	(1,039,454)	(3,003,417)
Change in net assets resulting from capital transactions	(480,112)	689,430
Change in net assets	(545,889)	720,414
NET ASSETS:
Beginning of period	1,335,553	615,139
End of period	$789,664	$1,335,553
SHARE TRANSACTIONS:
Issued	30,199	209,103
Reinvested	899	108
Redeemed	(58,254)	(171,434)
Change in shares	(27,156)	37,777

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Falling U.S. Dollar :: 75

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016
Net Asset Value, Beginning of Period	$18.37	$17.60	$18.03	$22.30	$20.57	$21.85

Investment Activities:
Net investment income (loss)(a)	(0.15)	(0.25)	0.08	0.01	(0.18)	(0.31)
Net realized and unrealized gains (losses) on investments	(0.52)	1.09	(0.50)	(1.34)	1.91	(0.97)
Total income (loss) from investment activities	(0.67)	0.84	(0.42)	(1.33)	1.73	(1.28)

Distributions to Shareholders From:
Net investment income	—	(0.07)	(0.01)	—	—	—
Net realized gains on investments	(0.37)	—	—	(2.94)	—	—
Total distributions	(0.37)	(0.07)	(0.01)	(2.94)	—	—

Net Asset Value, End of Period	$17.33	$18.37	$17.60	$18.03	$22.30	$20.57

Total Return(b)	(3.70)%	4.80%	(2.34)%	(6.31)%	8.46%	(5.86)%

Ratios to Average Net Assets:
Gross expenses(c)	2.28%	3.18%	5.49%	4.51%	3.09%	4.39%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(1.68)%	(1.44)%	0.44%	0.03%	(0.84)%	(1.42)%

Supplemental Data:
Net assets, end of period (000's)	$790	$1,336	$615	$677	$693	$445
Portfolio turnover rate(d)	—	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

76 :: ProFund VP Financials :: Financial Statements

Investment Objective: The ProFund VP Financials seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. FinancialsSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Swap Agreements	— (a)
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

(a) Amount is less than 0.5%.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	7.7%
JPMorgan Chase & Co.	6.9%
Visa, Inc.	5.8%
Mastercard, Inc.	4.7%
Bank of America Corp.	4.5%

Dow Jones U.S. FinancialsSM Index – Composition

% of Index
Diversified Financials	33%
Banks	25%
Real Estate	19%
Insurance	12%
Software & Services	11%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.5%)

	Shares	Value
Affiliated Managers Group, Inc. (Capital Markets)	248	$38,244
Aflac, Inc. (Insurance)	3,770	202,298
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	3,132	52,899
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	818	148,827
Alleghany Corp.* (Insurance)	83	55,367
Ally Financial, Inc. (Consumer Finance)	2,212	110,246
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	822	38,404
American Express Co. (Consumer Finance)	3,881	641,259
American Financial Group, Inc. (Insurance)	411	51,260
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts)	1,634	63,481
American International Group, Inc. (Insurance)	5,119	243,664
American Tower Corp. (Equity Real Estate Investment Trusts)	2,712	732,619
Americold Realty Trust (Equity Real Estate Investment Trusts)	1,507	57,040
Ameriprise Financial, Inc. (Capital Markets)	692	172,225
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	8,343	74,087
Aon PLC (Insurance)	1,346	321,371
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	935	44,347
Apartment Investment and Management Co. (Equity Real Estate Investment Trusts)	896	6,012
Apollo Global Management, Inc. (Capital Markets)	1,261	78,434
Arch Capital Group, Ltd.* (Insurance)	2,407	93,729
Ares Management Corp.—Class A (Capital Markets)	658	41,842
Arthur J. Gallagher & Co. (Insurance)	1,222	171,178
Assurant, Inc. (Insurance)	361	56,381
Athene Holding, Ltd.* (Insurance)	743	50,153
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	833	173,839
Axis Capital Holdings, Ltd. (Insurance)	481	23,574
Bank of America Corp. (Banks)	44,981	1,854,566
Bank OZK (Banks)	721	30,397
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	11,306	3,142,163
BlackRock, Inc.—Class A (Capital Markets)	846	740,225
Blackstone Group, Inc.—Class A (Capital Markets)	4,082	396,525
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	878	27,999
BOK Financial Corp. (Banks)	183	15,848
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	847	97,058
Brighthouse Financial, Inc.* (Insurance)	512	23,316
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,773	40,584
Brown & Brown, Inc. (Insurance)	1,396	74,183
Camden Property Trust (Equity Real Estate Investment Trusts)	583	77,347
Capital One Financial Corp. (Consumer Finance)	2,693	416,580
Cboe Global Markets, Inc. (Capital Markets)	636	75,716
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	2,002	171,631
Chubb, Ltd. (Insurance)	2,682	426,277
Cincinnati Financial Corp. (Insurance)	893	104,142
Citigroup, Inc. (Banks)	12,329	872,277
Citizens Financial Group, Inc. (Banks)	2,541	116,556
CME Group, Inc. (Capital Markets)	2,142	455,561
CNA Financial Corp. (Insurance)	162	7,369
Coinbase Global, Inc.*—Class A (Capital Markets)	161	40,781
Comerica, Inc. (Banks)	833	59,426
Commerce Bancshares, Inc. (Banks)	628	46,824
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	256	34,458
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	671	18,781
CoStar Group, Inc.* (Professional Services)	2,350	194,627

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 77

Common Stocks, continued

	Shares	Value
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	887	$32,624
Credit Acceptance Corp.* (Consumer Finance)	68	30,879
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	2,578	502,968
CubeSmart (Equity Real Estate Investment Trusts)	1,202	55,677
Cullen/Frost Bankers, Inc. (Banks)	337	37,744
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	731	52,281
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,679	252,622
Discover Financial Services (Consumer Finance)	1,818	215,051
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	984	33,082
Duke Realty Corp. (Equity Real Estate Investment Trusts)	2,236	105,875
East West Bancorp, Inc. (Banks)	846	60,650
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	239	39,304
Enstar Group, Ltd.* (Insurance)	78	18,636
Equinix, Inc. (Equity Real Estate Investment Trusts)	534	428,588
Equitable Holdings, Inc. (Diversified Financial Services)	2,299	70,005
Equity Commonwealth (Equity Real Estate Investment Trusts)	728	19,074
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	1,011	75,127
Equity Residential (Equity Real Estate Investment Trusts)	2,053	158,081
Erie Indemnity Co.—Class A (Insurance)	149	28,809
Essent Group, Ltd. (Thrifts & Mortgage Finance)	673	30,251
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	388	116,404
Everest Re Group, Ltd. (Insurance)	239	60,230
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	798	130,728
F.N.B. Corp. (Banks)	1,906	23,501
FactSet Research Systems, Inc. (Capital Markets)	225	75,512
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	422	49,446
Federated Hermes, Inc.—Class B (Capital Markets)	558	18,922
Fifth Third Bancorp (Banks)	4,199	160,528
First American Financial Corp. (Insurance)	654	40,777
First Citizens BancShares, Inc.—Class A (Banks)	43	35,808
First Financial Bankshares, Inc. (Banks)	849	41,711
First Horizon Corp. (Banks)	3,295	56,944
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	770	40,217
First Republic Bank (Banks)	1,050	196,529
FirstCash, Inc. (Consumer Finance)	245	18,728
FNF Group (Insurance)	1,724	74,925
Franklin Resources, Inc. (Capital Markets)	1,625	51,984
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,306	60,507
Glacier Bancorp, Inc. (Banks)	570	31,396
Globe Life, Inc. (Insurance)	566	53,912
Green Dot Corp.*—Class A (Consumer Finance)	325	15,226
Hartford Financial Services Group, Inc. (Insurance)	2,131	132,058
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	845	25,519
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	1,306	34,870
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	3,215	107,027
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	621	28,051
Home BancShares, Inc. (Banks)	905	22,335
Host Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	4,213	72,000
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	901	25,066
Huntington Bancshares, Inc. (Banks)	8,802	125,605
Interactive Brokers Group, Inc. (Capital Markets)	482	31,682
Intercontinental Exchange, Inc. (Capital Markets)	3,357	398,476
Invesco, Ltd. (Capital Markets)	2,258	60,356
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	3,386	126,264
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,722	72,875
Janus Henderson Group PLC (Capital Markets)	1,018	39,509
JBG Smith Properties (Equity Real Estate Investment Trusts)	659	20,765
Jefferies Financial Group, Inc. (Diversified Financial Services)	1,194	40,835
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	306	59,811
JPMorgan Chase & Co. (Banks)	18,057	2,808,585
Kemper Corp. (Insurance)	362	26,752
KeyCorp (Banks)	5,790	119,564
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	632	44,012
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	2,587	53,939
KKR & Co., Inc. (Capital Markets)	3,470	205,563
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	517	53,985
Lazard, Ltd.—Class A (Capital Markets)	673	30,453
LendingTree, Inc.* (Thrifts & Mortgage Finance)	66	13,984
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,657	19,801
Life Storage, Inc. (Equity Real Estate Investment Trusts)	459	49,274
Lincoln National Corp. (Insurance)	1,067	67,050
Loews Corp. (Insurance)	1,334	72,903
LPL Financial Holdings, Inc. (Capital Markets)	476	64,250
M&T Bank Corp. (Banks)	767	111,453
Markel Corp.* (Insurance)	82	97,310
MarketAxess Holdings, Inc. (Capital Markets)	226	104,771
Marsh & McLennan Cos., Inc. (Insurance)	3,033	426,681
Mastercard, Inc.—Class A (IT Services)	5,218	1,905,040
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	3,510	70,551
Mercury General Corp. (Insurance)	159	10,327

See accompanying notes to financial statements.

78 :: ProFund VP Financials :: Financial Statements

Common Stocks, continued

	Shares	Value
MetLife, Inc. (Insurance)	4,438	$265,614
MGIC Investment Corp. (Thrifts & Mortgage Finance)	2,025	27,540
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	683	115,031
Moody's Corp. (Capital Markets)	960	347,875
Morgan Stanley (Capital Markets)	8,880	814,208
Morningstar, Inc. (Capital Markets)	128	32,910
MSCI, Inc.—Class A (Capital Markets)	491	261,742
Nasdaq, Inc. (Capital Markets)	685	120,423
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	274	18,372
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,047	49,083
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	2,784	29,483
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,775	30,581
Northern Trust Corp. (Capital Markets)	1,242	143,600
Old Republic International Corp. (Insurance)	1,691	42,123
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,404	50,951
Onemain Holdings, Inc. (Consumer Finance)	546	32,711
Opendoor Technologies, Inc.* (Real Estate Management & Development)	2,034	36,063
People's United Financial, Inc. (Banks)	2,552	43,741
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,286	23,752
Pinnacle Financial Partners, Inc. (Banks)	454	40,084
Popular, Inc. (Banks)	480	36,024
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	400	21,260
Primerica, Inc. (Insurance)	235	35,988
Principal Financial Group, Inc. (Insurance)	1,509	95,354
PROG Holdings, Inc.* (Consumer Finance)	402	19,348
Prologis, Inc. (Equity Real Estate Investment Trusts)	4,412	527,366
Prosperity Bancshares, Inc. (Banks)	554	39,777
Prudential Financial, Inc. (Insurance)	2,350	240,805
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	120	17,770
Public Storage (Equity Real Estate Investment Trusts)	908	273,027
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,142	25,410
Raymond James Financial, Inc. (Capital Markets)	730	94,827
Rayonier, Inc. (Equity Real Estate Investment Trusts)	829	29,786
Realty Income Corp. (Equity Real Estate Investment Trusts)	2,228	148,697
Regency Centers Corp. (Equity Real Estate Investment Trusts)	942	60,354
Regions Financial Corp. (Banks)	5,735	115,732
Reinsurance Group of America, Inc. (Insurance)	406	46,284
RenaissanceRe Holdings, Ltd. (Insurance)	296	44,051
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	800	45,560
RLI Corp. (Insurance)	237	24,788
Rocket Cos., Inc.—Class A (Thrifts & Mortgage Finance)	815	15,770
S&P Global, Inc. (Capital Markets)	1,437	589,817
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,289	23,460
Santander Consumer USA Holdings, Inc. (Consumer Finance)	420	15,254
SBA Communications Corp. (Equity Real Estate Investment Trusts)	652	207,792
SEI Investments Co. (Capital Markets)	707	43,813
Selective Insurance Group, Inc. (Insurance)	358	29,052
Signature Bank (Banks)	343	84,258
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,959	255,610
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	414	33,120
SLM Corp. (Consumer Finance)	1,927	40,351
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	686	32,818
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,713	44,829
State Street Corp. (Capital Markets)	2,075	170,731
Stifel Financial Corp. (Capital Markets)	627	40,667
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,453	50,143
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	667	114,324
SVB Financial Group* (Banks)	324	180,283
Synchrony Financial (Consumer Finance)	3,226	156,526
Synovus Financial Corp. (Banks)	887	38,922
T. Rowe Price Group, Inc. (Capital Markets)	1,353	267,853
TFS Financial Corp. (Thrifts & Mortgage Finance)	286	5,806
The Allstate Corp. (Insurance)	1,786	232,966
The Bank of New York Mellon Corp. (Capital Markets)	4,812	246,519
The Carlyle Group, Inc. (Capital Markets)	698	32,443
The Charles Schwab Corp. (Capital Markets)	8,946	651,358
The Goldman Sachs Group, Inc. (Capital Markets)	2,029	770,067
The Hanover Insurance Group, Inc. (Insurance)	214	29,027
The Howard Hughes Corp.* (Real Estate Management & Development)	270	26,314
The PNC Financial Services Group, Inc. (Banks)	2,534	483,386
The Progressive Corp. (Insurance)	3,490	342,753
The Travelers Cos., Inc. (Insurance)	1,500	224,565
Tradeweb Markets, Inc.—Class A (Capital Markets)	625	52,850
Truist Financial Corp. (Banks)	8,021	445,166
U.S. Bancorp (Banks)	8,086	460,659
UDR, Inc. (Equity Real Estate Investment Trusts)	1,771	86,744
UMB Financial Corp. (Banks)	259	24,103
Umpqua Holdings Corp. (Banks)	1,317	24,299
United Bankshares, Inc. (Banks)	800	29,200
Unum Group (Insurance)	1,218	34,591
Upstart Holdings, Inc.* (Consumer Finance)	101	12,615
UWM Holdings Corp. (Thrifts & Mortgage Finance)	321	2,712
Valley National Bancorp (Banks)	2,422	32,527
Ventas, Inc. (Equity Real Estate Investment Trusts)	2,237	127,733

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 79

Common Stocks, continued

	Shares	Value
VEREIT, Inc. (Equity Real Estate Investment Trusts)	1,367	$62,786
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	3,204	99,388
Virtu Financial, Inc.—Class A (Capital Markets)	471	13,014
Visa, Inc.—Class A (IT Services)	10,091	2,359,477
Vornado Realty Trust (Equity Real Estate Investment Trusts)	936	43,683
Voya Financial, Inc. (Diversified Financial Services)	724	44,526
W.R. Berkley Corp. (Insurance)	836	62,223
Webster Financial Corp. (Banks)	539	28,750
Wells Fargo & Co. (Banks)	24,656	1,116,669
Welltower, Inc. (Equity Real Estate Investment Trusts)	2,490	206,919
Western Alliance Bancorp (Banks)	617	57,288
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	4,469	153,823
White Mountains Insurance Group, Ltd. (Insurance)	19	21,813
Willis Towers Watson PLC (Insurance)	769	176,885
Wintrust Financial Corp. (Banks)	340	25,714
WP Carey, Inc. (Equity Real Estate Investment Trusts)	1,061	79,172
Zions Bancorp (Banks)	977	51,644
TOTAL COMMON STOCKS (Cost $15,711,042)		40,570,277

Repurchase Agreements(a) (0.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $278,000	$278,000	$278,000
TOTAL REPURCHASE AGREEMENTS (Cost $278,000)		278,000
TOTAL INVESTMENT SECURITIES (Cost $15,989,042)—100.2%		40,848,277
Net other assets (liabilities)—(0.2)%		(73,265)
NET ASSETS—100.0%		$40,775,012

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Financials Index	Goldman Sachs International	7/23/21	0.59%	$203,574	$6,523

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Financials invested in the following industries as of June 30, 2021:

	Value	% of Net Assets
Banks	$10,186,473	24.9%
Capital Markets	7,815,748	19.1%
Consumer Finance	1,724,774	4.2%
Diversified Financial Services	3,297,529	8.1%
Equity Real Estate Investment Trusts	7,447,925	18.3%
Insurance	4,963,514	12.2%
IT Services	4,264,517	10.5%
Mortgage Real Estate Investment Trusts	229,297	0.6%
Professional Services	194,627	0.5%
Real Estate Management & Development	293,819	0.7%
Thrifts & Mortgage Finance	152,054	0.4%
Other**	204,735	0.5%
Total	$40,775,012	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

80 :: ProFund VP Financials :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$15,989,042
Securities, at value	40,570,277
Repurchase agreements, at value	278,000
Total Investment Securities, at value	40,848,277
Cash	739
Dividends receivable	47,583
Unrealized appreciation on swap agreements	6,523
Receivable for capital shares issued	24,099
Prepaid expenses	583
TOTAL ASSETS	40,927,804
LIABILITIES:
Payable for capital shares redeemed	55,781
Advisory fees payable	25,980
Management services fees payable	3,464
Administration fees payable	2,549
Administrative services fees payable	17,218
Distribution fees payable	18,648
Transfer agency fees payable	4,232
Fund accounting fees payable	1,458
Compliance services fees payable	279
Other accrued expenses	23,183
TOTAL LIABILITIES	152,792
NET ASSETS	$40,775,012
NET ASSETS CONSIST OF:
Capital	$22,840,919
Total distributable earnings (loss)	17,934,093
NET ASSETS	$40,775,012
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	868,906
Net Asset Value (offering and redemption price per share)	$46.93

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Dividends	$335,181
Interest	6
Income from securities lending	268
TOTAL INVESTMENT INCOME	335,455
EXPENSES:
Advisory fees	132,213
Management services fees	17,628
Administration fees	13,665
Transfer agency fees	11,313
Administrative services fees	46,042
Distribution fees	44,071
Custody fees	2,821
Fund accounting fees	8,026
Trustee fees	449
Compliance services fees	181
Other fees	21,653
Total Gross Expenses before reductions	298,062
Expenses reduced and reimbursed by the Advisor	(1,906)
TOTAL NET EXPENSES	296,156
NET INVESTMENT INCOME (LOSS)	39,299
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(100,006)
Net realized gains (losses) on swap agreements	141,730
Change in net unrealized appreciation/depreciation on investment securities	6,180,799
Change in net unrealized appreciation/depreciation on swap agreements	(5,231)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	6,217,292
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,256,591

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 81

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$39,299	$150,451
Net realized gains (losses) on investments	41,724	4,169,153
Change in net unrealized appreciation/depreciation on investments	6,175,568	(6,420,744)
Change in net assets resulting from operations	6,256,591	(2,101,140)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(2,699,374)	(2,129,838)
Change in net assets resulting from distributions	(2,699,374)	(2,129,838)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	22,449,775	45,167,242
Distributions reinvested	2,699,374	2,129,838
Value of shares redeemed	(15,165,501)	(52,579,134)
Change in net assets resulting from capital transactions	9,983,648	(5,282,054)
Change in net assets	13,540,865	(9,513,032)
NET ASSETS:
Beginning of period	27,234,147	36,747,179
End of period	$40,775,012	$27,234,147
SHARE TRANSACTIONS:
Issued	489,884	1,192,582
Reinvested	58,823	56,978
Redeemed	(334,298)	(1,392,931)
Change in shares	214,409	(143,371)

See accompanying notes to financial statements.

82 :: ProFund VP Financials :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019		Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016
Net Asset Value, Beginning of Period	$41.61	$46.06	$37.39		$41.89		$35.57	$30.95

Investment Activities:
Net investment income (loss)(a)	0.05	0.23	0.21		0.19		0.13	0.17
Net realized and unrealized gains (losses) on investments	8.65	(1.41)	10.83		(4.53)		6.32	4.56
Total income (loss) from investment activities	8.70	(1.18)	11.04		(4.34)		6.45	4.73

Distributions to Shareholders From:
Net investment income	(0.17)	(0.28)	(0.23)		(0.16)		(0.13)	(0.11)
Net realized gains on investments	(3.21)	(2.99)	(2.14)		—		—	—
Total distributions	(3.38)	(3.27)	(2.37)		(0.16)		(0.13)	(0.11)

Net Asset Value, End of Period	$46.93	$41.61	$46.06		$37.39		$41.89	$35.57

Total Return(b)	21.10%	(1.77)%	30.27%		(10.43	)%(c)	18.19%	15.32%

Ratios to Average Net Assets:
Gross expenses(d)	1.69%	1.74%	1.71%		1.70%		1.68%	1.71%
Net expenses(d)	1.68%	1.68%	1.71	%(e)	1.63	%(c)	1.68%	1.68%
Net investment income (loss)(d)	0.22%	0.58%	0.50%		0.45	%(c)	0.35%	0.56%

Supplemental Data:
Net assets, end of period (000's)	$40,775	$27,234	$36,747		$29,825		$51,452	$46,125
Portfolio turnover rate(b)(f)	20%	145%	52%		27%		64%	98%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.67% and 0.41%, respectively, and the total return would have been (10.48)%.
(d)	Annualized for periods less than one year.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Government Money Market :: 83

Investment Objective: The ProFund VP Government Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital.

An investment in this ProFund VP is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

Allocation of Portfolio Holdings (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	32%
Repurchase Agreements	71%
Total Exposure	103%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Schedule of Portfolio Investments (unaudited)

U.S. Treasury Obligations (32.4%)

	Principal Amount	Value
U.S. Treasury Bills
0.03%+, 11/18/21	$5,000,000	$4,999,475
0.04%+, 8/17/21	5,000,000	4,999,722
0.04%+, 12/9/21	2,000,000	1,999,604
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,998,801)		11,998,801

Repurchase Agreements(a) (71.4%)

Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $26,460,000	26,460,000	26,460,000
TOTAL REPURCHASE AGREEMENTS (Cost $26,460,000)		26,460,000
TOTAL INVESTMENT SECURITIES (Cost $38,458,801)—103.8%		38,458,801
Net other assets (liabilities)—(3.8)%		(1,408,848)
NET ASSETS—100.0%		$37,049,953

+	Reflects the effective yield or interest rate in effect at June 30, 2021.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

84 :: ProFund VP Government Money Market :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$38,458,801
Securities, at value	11,998,801
Repurchase agreements, at value	26,460,000
Total Investment Securities, at value	38,458,801
Cash	299
Receivable for capital shares issued	91,751
Receivable from Advisor under an expense limitation agreement	8,388
Prepaid expenses	1,245
TOTAL ASSETS	38,560,484
LIABILITIES:
Payable for capital shares redeemed	1,475,956
Administration fees payable	1,122
Transfer agency fees payable	4,012
Fund accounting fees payable	1,288
Compliance services fees payable	368
Other accrued expenses	27,785
TOTAL LIABILITIES	1,510,531
NET ASSETS	$37,049,953
NET ASSETS CONSIST OF:
Capital	$37,104,148
Total distributable earnings (loss)	(54,195)
NET ASSETS	$37,049,953
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	37,104,148
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Interest	$3,472
EXPENSES:
Advisory fees	159,010
Management services fees	21,201
Administration fees	7,726
Transfer agency fees	13,042
Custody fees	3,232
Fund accounting fees	8,929
Trustee fees	532
Compliance services fees	180
Audit fees	11,643
Other fees	7,312
Total Gross Expenses before reductions	232,807
Expenses reduced and reimbursed by the Advisor	(232,271)
TOTAL NET EXPENSES	536
NET INVESTMENT INCOME	2,936
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,936

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Government Money Market :: 85

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$2,936	$55,902
Net realized gains (losses) on investments	—	5,797
Change in net assets resulting from operations	2,936	61,699
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(2,936)	(55,902)
Change in net assets resulting from distributions	(2,936)	(55,902)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	87,424,369	767,736,315
Distributions reinvested	2,936	55,902
Value of shares redeemed	(98,452,158)	(865,437,747)
Change in net assets resulting from capital transactions	(11,024,853)	(97,645,530)
Change in net assets	(11,024,853)	(97,639,733)
NET ASSETS:
Beginning of period	48,074,806	145,714,539
End of period	$37,049,953	$48,074,806
SHARE TRANSACTIONS:
Issued	87,424,368	767,736,315
Reinvested	2,936	55,902
Redeemed	(98,452,157)	(865,437,747)
Change in shares	(11,024,853)	(97,645,530)

See accompanying notes to financial statements.

86 :: ProFund VP Government Money Market :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)		Year Ended Dec. 31, 2020		Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017		Year Ended Dec. 31, 2016
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000	$1.000		$1.000		$1.000

Investment Activities:
Net investment income (loss)(a)	—	(b)	0.001		0.008	—	(b)	—	(b)	—	(b)
Net realized gains (losses) on investments	—		—	(b)	— (b)	—	(b)	—	(b)	—	(b)
Total income (loss) from investment activities	—	(b)	0.001		0.008	—	(b)	—	(b)	—	(b)

Distributions to Shareholders From:
Net investment income	—	(b)	(0.001)		(0.008)	—	(b)	—	(b)	—	(b)

Net Asset Value, End of Period	$1.000		$1.000		$1.000	$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.04%		0.77%	0.42%		0.02%		0.02%

Ratios to Average Net Assets:
Gross expenses(d)	1.10%		1.16%		1.35%	1.46%		1.14%		1.14%
Net expenses(d)	—	(e)(f)	0.52	%(f)	1.35%	1.37	%(g)	0.83	%(f)	0.29	%(f)
Net investment income (loss)(d)	0.01%		0.05%		0.78%	0.41%		0.01%		0.01%

Supplemental Data:
Net assets, end of period (000's)	$37,050		$48,075		$145,715	$193,519		$188,217		$120,099

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.0005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount is less than 0.005%.
(f)	The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum net yield.
(g)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Health Care :: 87

Investment Objective: The ProFund VP Health Care seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Health CareSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements	3%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	8.0%
UnitedHealth Group, Inc.	7.0%
Pfizer, Inc.	4.1%
Abbott Laboratories	3.8%
AbbVie, Inc.	3.7%

Dow Jones U.S. Health CareSM Index – Composition

% of Index
Health Care Equipment & Supplies	28%
Pharmaceuticals	26%
Health Care Providers & Services	19%
Biotechnology	17%
Life Sciences Tools & Services	10%

Schedule of Portfolio Investments (unaudited)

Common Stocks (96.9%)

	Shares	Value
10X Genomics, Inc.*—Class A (Life Sciences Tools & Services)	722	$141,382
1Life Healthcare, Inc.* (Health Care Providers & Services)	763	25,225
Abbott Laboratories (Health Care Equipment & Supplies)	17,305	2,006,168
AbbVie, Inc. (Biotechnology)	17,202	1,937,632
ABIOMED, Inc.* (Health Care Equipment & Supplies)	441	137,641
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	874	54,844
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,139	27,780
Acceleron Pharma, Inc.* (Biotechnology)	514	64,502
Agilent Technologies, Inc. (Life Sciences Tools & Services)	2,955	436,779
Agios Pharmaceuticals, Inc.* (Biotechnology)	498	27,445
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,153	395,528
Align Technology, Inc.* (Health Care Equipment & Supplies)	701	428,311
Alkermes PLC* (Biotechnology)	1,563	38,325
Allogene Therapeutics, Inc.* (Biotechnology)	648	16,900
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,145	194,100
Amedisys, Inc.* (Health Care Providers & Services)	317	77,643
American Well Corp.*—Class A (Health Care Technology)	569	7,158
Amgen, Inc. (Biotechnology)	5,596	1,364,025
Anthem, Inc. (Health Care Providers & Services)	2,385	910,593
Atea Pharmaceuticals, Inc.* (Biotechnology)	121	2,599
Avantor, Inc.* (Life Sciences Tools & Services)	5,046	179,183
Baxter International, Inc. (Health Care Equipment & Supplies)	4,898	394,289
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	2,832	688,714
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	84	3,764
Biogen, Inc.* (Biotechnology)	1,466	507,632
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,780	148,523
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	210	135,301
Bio-Techne Corp. (Life Sciences Tools & Services)	379	170,649
Bluebird Bio, Inc.* (Biotechnology)	657	21,011
Blueprint Medicines Corp.* (Biotechnology)	568	49,961
Boston Scientific Corp.* (Health Care Equipment & Supplies)	13,839	591,756
Bristol-Myers Squibb Co. (Pharmaceuticals)	21,758	1,453,870
Bruker Corp. (Life Sciences Tools & Services)	989	75,144
Catalent, Inc.* (Pharmaceuticals)	1,659	179,371
Centene Corp.* (Health Care Providers & Services)	5,676	413,951
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	489	180,891
Chemed Corp. (Health Care Providers & Services)	155	73,548
Cigna Corp. (Health Care Providers & Services)	3,342	792,288
Covetrus, Inc.* (Health Care Providers & Services)	971	26,217
CVS Health Corp. (Health Care Providers & Services)	12,823	1,069,951
Danaher Corp. (Health Care Equipment & Supplies)	6,183	1,659,269
DaVita, Inc.* (Health Care Providers & Services)	683	82,254
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	2,126	134,491
DexCom, Inc.* (Health Care Equipment & Supplies)	942	402,234
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	6,054	627,013
Elanco Animal Health, Inc.* (Pharmaceuticals)	4,607	159,817
Eli Lilly & Co. (Pharmaceuticals)	7,753	1,779,469
Emergent BioSolutions, Inc.* (Biotechnology)	444	27,968
Encompass Health Corp. (Health Care Providers & Services)	969	75,611

See accompanying notes to financial statements.

88 :: ProFund VP Health Care :: Financial Statements

Common Stocks, continued

	Shares	Value
Exact Sciences Corp.* (Biotechnology)	1,671	$207,722
Exelixis, Inc.* (Biotechnology)	3,052	55,607
FibroGen, Inc.* (Biotechnology)	826	21,996
Gilead Sciences, Inc. (Biotechnology)	12,215	841,125
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	756	58,613
GoodRx Holdings, Inc.*—Class A (Health Care Technology)	610	21,966
Guardant Health, Inc.* (Health Care Providers & Services)	837	103,947
Haemonetics Corp.* (Health Care Equipment & Supplies)	496	33,053
HCA Healthcare, Inc. (Health Care Providers & Services)	2,560	529,254
HealthEquity, Inc.* (Health Care Providers & Services)	812	65,350
Henry Schein, Inc.* (Health Care Providers & Services)	1,370	101,640
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	647	73,493
Hologic, Inc.* (Health Care Equipment & Supplies)	2,496	166,533
Horizon Therapeutics PLC* (Pharmaceuticals)	2,189	204,978
Humana, Inc. (Health Care Providers & Services)	1,257	556,499
ICU Medical, Inc.* (Health Care Equipment & Supplies)	192	39,514
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	831	524,818
Illumina, Inc.* (Life Sciences Tools & Services)	1,422	672,905
Incyte Corp.* (Biotechnology)	1,821	153,201
Insulet Corp.* (Health Care Equipment & Supplies)	645	177,059
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	692	47,222
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,153	1,060,345
Ionis Pharmaceuticals, Inc.* (Biotechnology)	1,373	54,769
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	1,867	452,411
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	585	103,919
Johnson & Johnson (Pharmaceuticals)	25,648	4,225,251
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	951	262,333
LHC Group, Inc.* (Health Care Providers & Services)	308	61,680
Maravai LifeSciences Holdings, Inc.* (Life Sciences Tools & Services)	947	39,518
Masimo Corp.* (Health Care Equipment & Supplies)	493	119,528
McKesson Corp. (Health Care Providers & Services)	1,541	294,701
Medtronic PLC (Health Care Equipment & Supplies)	13,104	1,626,600
Merck & Co., Inc. (Pharmaceuticals)	24,661	1,917,886
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	227	314,472
Moderna, Inc.* (Biotechnology)	2,972	698,361
Molina Healthcare, Inc.* (Health Care Providers & Services)	569	143,991
Nektar Therapeutics* (Pharmaceuticals)	1,776	30,476
Neogen Corp.* (Health Care Equipment & Supplies)	1,046	48,158
Neurocrine Biosciences, Inc.* (Biotechnology)	921	89,632
Novavax, Inc.* (Biotechnology)	664	140,974
Novocure, Ltd.* (Health Care Equipment & Supplies)	836	185,442
NuVasive, Inc.* (Health Care Equipment & Supplies)	503	34,093
Oak Street Health, Inc.* (Health Care Providers & Services)	281	16,458
Organon & Co.* (Pharmaceuticals)	2,464	74,561
Penumbra, Inc.* (Health Care Equipment & Supplies)	330	90,440
Perrigo Co. PLC (Pharmaceuticals)	1,301	59,651
Pfizer, Inc. (Pharmaceuticals)	54,519	2,134,963
PPD, Inc.* (Life Sciences Tools & Services)	1,060	48,855
Premier, Inc. (Health Care Providers & Services)	691	24,040
Quest Diagnostics, Inc. (Health Care Providers & Services)	1,272	167,866
Quidel Corp.* (Health Care Equipment & Supplies)	377	48,301
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,020	569,711
Repligen Corp.* (Biotechnology)	497	99,211
ResMed, Inc. (Health Care Equipment & Supplies)	1,417	349,319
Royalty Pharma PLC – Class A (Pharmaceuticals)	842	34,514
Sarepta Therapeutics, Inc.* (Biotechnology)	777	60,404
Seagen, Inc.* (Biotechnology)	1,237	195,298
Signify Health, Inc.* (Health Care Providers & Services)	229	6,968
Sotera Health Co.* (Life Sciences Tools & Services)	716	17,349
STERIS PLC (Health Care Equipment & Supplies)	951	196,191
Stryker Corp. (Health Care Equipment & Supplies)	3,192	829,058
Syneos Health, Inc.* (Life Sciences Tools & Services)	986	88,237
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	610	59,414
Teladoc Health, Inc.* (Health Care Technology)	1,279	212,685
Teleflex, Inc. (Health Care Equipment & Supplies)	455	182,814
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,040	69,670
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	480	190,210
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	3,828	1,931,111
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	618	58,926
United Therapeutics Corp.* (Biotechnology)	436	78,223
UnitedHealth Group, Inc. (Health Care Providers & Services)	9,191	3,680,443
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	759	111,140
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,521	508,309
Viatris, Inc. (Pharmaceuticals)	11,769	168,179
Vir Biotechnology, Inc.* (Biotechnology)	646	30,543

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Health Care :: 89

Common Stocks, continued

	Shares	Value
Waters Corp.* (Life Sciences Tools & Services)	601	$207,712
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	719	258,193
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	2,031	326,625
Zoetis, Inc. (Pharmaceuticals)	4,624	861,729
TOTAL COMMON STOCKS
(Cost $12,868,392)		51,007,076

Repurchase Agreements(a) (2.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $1,425,000	$1,425,000	$1,425,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,425,000)		1,425,000
TOTAL INVESTMENT SECURITIES
(Cost $14,293,392)—99.6%		52,432,076
Net other assets (liabilities)—0.4%		199,606
NET ASSETS—100.0%		$52,631,682

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Health Care Index	Goldman Sachs International	7/23/21	0.59%	$1,614,159	$15,156

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Health Care invested in the following industries as of June 30, 2021:

	Value	% of Net Assets
Biotechnology	$8,687,943	16.5%
Health Care Equipment & Supplies	13,794,922	26.2%
Health Care Providers & Services	9,798,105	18.6%
Health Care Technology	241,809	0.5%
Life Sciences Tools & Services	5,095,663	9.7%
Pharmaceuticals	13,388,634	25.4%
Other**	1,624,606	3.1%
Total	$52,631,682	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

90 :: ProFund VP Health Care :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$14,293,392
Securities, at value	51,007,076
Repurchase agreements, at value	1,425,000
Total Investment Securities, at value	52,432,076
Cash	728
Segregated cash balances for swap agreements with custodian	190,000
Dividends receivable	32,742
Unrealized appreciation on swap agreements	15,156
Receivable for capital shares issued	19,613
Receivable for investments sold	104,234
Prepaid expenses	871
TOTAL ASSETS	52,795,420
LIABILITIES:
Payable for capital shares redeemed	48,854
Advisory fees payable	31,075
Management services fees payable	4,143
Administration fees payable	3,110
Administrative services fees payable	17,891
Distribution fees payable	19,998
Transfer agency fees payable	5,284
Fund accounting fees payable	1,731
Compliance services fees payable	432
Other accrued expenses	31,220
TOTAL LIABILITIES	163,738
NET ASSETS	$52,631,682
NET ASSETS CONSIST OF:
Capital	$16,075,494
Total distributable earnings (loss)	36,556,188
NET ASSETS	$52,631,682
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	685,693
Net Asset Value (offering and redemption price per share)	$76.76

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Dividends	$366,840
Interest	17
Income from securities lending	15
TOTAL INVESTMENT INCOME	366,872
EXPENSES:
Advisory fees	192,352
Management services fees	25,647
Administration fees	19,948
Transfer agency fees	16,166
Administrative services fees	69,874
Distribution fees	64,117
Custody fees	3,981
Fund accounting fees	11,128
Trustee fees	661
Compliance services fees	231
Other fees	30,498
Total Gross Expenses before reductions	434,603
Expenses reduced and reimbursed by the Advisor	(3,734)
TOTAL NET EXPENSES	430,869
NET INVESTMENT INCOME (LOSS)	(63,997)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,213,670
Net realized gains (losses) on swap agreements	106,967
Change in net unrealized appreciation/depreciation on investment securities	4,110,287
Change in net unrealized appreciation/depreciation on swap agreements	(10,655)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,420,269
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,356,272

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Health Care :: 91

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(63,997)	$19,004
Net realized gains (losses) on investments	1,320,637	4,344,309
Change in net unrealized appreciation/depreciation on investments	4,099,632	1,182,442
Change in net assets resulting from operations	5,356,272	5,545,755
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(4,237,991)	(6,154,240)
Change in net assets resulting from distributions	(4,237,991)	(6,154,240)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	10,302,743	42,078,065
Distributions reinvested	4,237,991	6,154,240
Value of shares redeemed	(15,028,487)	(45,032,120)
Change in net assets resulting from capital transactions	(487,753)	3,200,185
Change in net assets	630,528	2,591,700
NET ASSETS:
Beginning of period	52,001,154	49,409,454
End of period	$52,631,682	$52,001,154
SHARE TRANSACTIONS:
Issued	132,570	578,868
Reinvested	57,817	85,821
Redeemed	(193,831)	(635,160)
Change in shares	(3,444)	29,529

See accompanying notes to financial statements.

92 :: ProFund VP Health Care :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016
Net Asset Value, Beginning of Period	$75.46	$74.91	$71.82	$73.28	$64.38	$67.11

Investment Activities:
Net investment income (loss)(a)	(0.10)	0.03	(0.01)	(0.06)	(0.03)	(0.05)
Net realized and unrealized gains (losses) on investments	8.06	10.27	12.63	3.29	13.49	(2.68)
Total income (loss) from investment activities	7.96	10.30	12.62	3.23	13.46	(2.73)

Distributions to Shareholders From:
Net investment income	(0.03)	—	—	—	—	—
Net realized gains on investments	(6.63)	(9.75)	(9.53)	(4.69)	(4.56)	—
Total distributions	(6.66)	(9.75)	(9.53)	(4.69)	(4.56)	—

Net Asset Value, End of Period	$76.76	$75.46	$74.91	$71.82	$73.28	$64.38

Total Return(b)	10.97%	14.44%	19.37%	4.44%	20.92%	(4.05)%

Ratios to Average Net Assets:
Gross expenses(c)	1.69%	1.73%	1.72%	1.66%	1.64%	1.68%
Net expenses(c)	1.68%	1.68%	1.68%	1.65%	1.64%	1.68%
Net investment income (loss)(c)	(0.25)%	0.04%	(0.01)%	(0.08)%	(0.04)%	(0.08)%

Supplemental Data:
Net assets, end of period (000's)	$52,632	$52,001	$49,409	$52,173	$53,670	$48,744
Portfolio turnover rate(b)(d)	2%	58%	33%	61%	43%	24%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 93

Investment Objective: The ProFund VP Industrials seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. IndustrialsSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
PayPal Holdings, Inc.	6.7%
Accenture PLC	3.7%
Honeywell International, Inc.	3.0%
United Parcel Service, Inc.	2.9%
Union Pacific Corp.	2.9%

Dow Jones U.S. IndustrialsSM Index – Composition

% of Index
Capital Goods	48%
Software & Services	21%
Transportation	13%
Commercial & Professional Services	7%
Materials	6%
Technology Hardware & Equipment	5%

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.6%)

	Shares	Value
3M Co. (Industrial Conglomerates)	2,572	$510,876
A.O. Smith Corp. (Building Products)	597	43,020
Accenture PLC—Class A (IT Services)	2,821	831,603
Acuity Brands, Inc. (Electrical Equipment)	159	29,738
ADT, Inc. (Commercial Services & Supplies)	678	7,316
AECOM* (Construction & Engineering)	649	41,095
Affirm Holdings, Inc.* (IT Services)	223	15,019
AGCO Corp. (Machinery)	274	35,724
Air Lease Corp. (Trading Companies & Distributors)	476	19,868
Allegion PLC (Building Products)	400	55,720
Allison Transmission Holdings, Inc. (Machinery)	486	19,314
Amcor PLC (Containers & Packaging)	6,841	78,398
AMETEK, Inc. (Electrical Equipment)	1,025	136,838
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	2,652	181,423
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	173	15,753
AptarGroup, Inc. (Containers & Packaging)	292	41,125
Armstrong World Industries, Inc. (Building Products)	212	22,739
Array Technologies, Inc.* (Electrical Equipment)	483	7,535
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	330	37,564
ASGN, Inc.* (Professional Services)	236	22,875
Automatic Data Processing, Inc. (IT Services)	1,888	374,995
Avery Dennison Corp. (Containers & Packaging)	368	77,368
Avnet, Inc. (Electronic Equipment, Instruments & Components)	441	17,675
Axon Enterprise, Inc.* (Aerospace & Defense)	287	50,742
Ball Corp. (Containers & Packaging)	1,457	118,046
Berry Global Group, Inc.* (Containers & Packaging)	599	39,067
Booz Allen Hamilton Holding Corp. (IT Services)	601	51,193
Broadridge Financial Solutions, Inc. (IT Services)	515	83,188
BWX Technologies, Inc. (Aerospace & Defense)	422	24,527
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	590	55,265
CACI International, Inc.*—Class A (IT Services)	105	26,788
Carlisle Cos., Inc. (Industrial Conglomerates)	232	44,400
Carrier Global Corp. (Building Products)	3,624	176,126
Caterpillar, Inc. (Machinery)	2,431	529,060
Cimpress PLC* (Commercial Services & Supplies)	87	9,432
Cintas Corp. (Commercial Services & Supplies)	392	149,744
Clarivate PLC* (Professional Services)	1,167	32,128
Clean Harbors, Inc.* (Commercial Services & Supplies)	223	20,770
Cognex Corp. (Electronic Equipment, Instruments & Components)	783	65,811
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	109	28,813
Colfax Corp.* (Machinery)	523	23,959
Concentrix Corp.* (IT Services)	184	29,587
Corning, Inc. (Electronic Equipment, Instruments & Components)	3,438	140,614
Crane Co. (Machinery)	220	20,321
Crown Holdings, Inc. (Containers & Packaging)	599	61,224
CSX Corp. (Road & Rail)	10,083	323,463
Cummins, Inc. (Machinery)	649	158,233
Curtiss-Wright Corp. (Aerospace & Defense)	182	21,614
Deere & Co. (Machinery)	1,384	488,152
Donaldson Co., Inc. (Machinery)	559	35,513
Dover Corp. (Machinery)	38	96,083
Dun & Bradstreet Holdings, Inc.* (Professional Services)	613	13,100
Eagle Materials, Inc. (Construction Materials)	188	26,717
Eaton Corp. PLC (Electrical Equipment)	1,768	261,982
EMCOR Group, Inc. (Construction & Engineering)	242	29,812

See accompanying notes to financial statements.

94 :: ProFund VP Industrials :: Financial Statements

Common Stocks, continued

	Shares	Value
Emerson Electric Co. (Electrical Equipment)	2,661	$256,095
EnerSys (Electrical Equipment)	190	18,569
Equifax, Inc. (Professional Services)	540	129,335
Euronet Worldwide, Inc.* (IT Services)	234	31,672
Expeditors International of Washington, Inc. (Air Freight & Logistics)	750	94,950
Fastenal Co. (Trading Companies & Distributors)	2,549	132,549
FedEx Corp. (Air Freight & Logistics)	1,083	323,091
Fidelity National Information Services, Inc. (IT Services)	2,752	389,876
Fiserv, Inc.* (IT Services)	2,643	282,510
FleetCor Technologies, Inc.* (IT Services)	370	94,742
Flowserve Corp. (Machinery)	578	23,305
Fortive Corp. (Machinery)	1,502	104,749
Fortune Brands Home & Security, Inc. (Building Products)	615	61,260
FTI Consulting, Inc.* (Professional Services)	152	20,765
Gates Industrial Corp. PLC* (Machinery)	297	5,367
Generac Holdings, Inc.* (Electrical Equipment)	279	115,827
General Dynamics Corp. (Aerospace & Defense)	1,016	191,272
General Electric Co. (Industrial Conglomerates)	38,957	524,361
Genpact, Ltd. (IT Services)	773	35,117
Global Payments, Inc. (IT Services)	1,310	245,677
Graco, Inc. (Machinery)	752	56,926
Graphic Packaging Holding Co. (Containers & Packaging)	1,260	22,856
HEICO Corp. (Aerospace & Defense)	187	26,072
HEICO Corp.—Class A (Aerospace & Defense)	328	40,731
Hexcel Corp.* (Aerospace & Defense)	372	23,213
Honeywell International, Inc. (Industrial Conglomerates)	3,082	676,038
Howmet Aerospace, Inc.* (Aerospace & Defense)	1,734	59,771
Hubbell, Inc. (Electrical Equipment)	241	45,028
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	179	37,724
IDEX Corp. (Machinery)	337	74,157
Illinois Tool Works, Inc. (Machinery)	1,276	285,263
Ingersoll Rand, Inc.* (Machinery)	1,656	80,829
Insperity, Inc. (Professional Services)	160	14,459
International Paper Co. (Containers & Packaging)	1,738	106,557
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	159	33,512
Itron, Inc.* (Electronic Equipment, Instruments & Components)	200	19,996
ITT, Inc. (Machinery)	382	34,987
J.B. Hunt Transport Services, Inc. (Road & Rail)	370	60,292
Jabil, Inc. (Electronic Equipment, Instruments & Components)	594	34,523
Jack Henry & Associates, Inc. (IT Services)	330	53,958
Jacobs Engineering Group, Inc. (Construction & Engineering)	578	77,116
Johnson Controls International PLC (Building Products)	3,181	218,311
Kansas City Southern (Road & Rail)	404	114,481
KBR, Inc. (IT Services)	627	23,920
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	818	126,307
Kirby Corp.* (Marine)	266	16,130
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	543	24,685
L3Harris Technologies, Inc. (Aerospace & Defense)	910	196,697
Landstar System, Inc. (Road & Rail)	171	27,021
Leidos Holdings, Inc. (IT Services)	590	59,649
Lennox International, Inc. (Building Products)	153	53,672
Lincoln Electric Holdings, Inc. (Machinery)	264	34,771
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	109	27,772
Lockheed Martin Corp. (Aerospace & Defense)	1,085	410,510
Louisiana-Pacific Corp. (Paper & Forest Products)	454	27,372
Macquarie Infrastructure Corp. (Transportation Infrastructure)	326	12,476
ManpowerGroup, Inc. (Professional Services)	242	28,776
Martin Marietta Materials, Inc. (Construction Materials)	277	97,451
Masco Corp. (Building Products)	1,126	66,333
MasTec, Inc.* (Construction & Engineering)	251	26,631
MAXIMUS, Inc. (IT Services)	273	24,016
Mercury Systems, Inc.* (Aerospace & Defense)	249	16,504
MSA Safety, Inc. (Commercial Services & Supplies)	162	26,824
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	208	18,664
National Instruments Corp. (Electronic Equipment, Instruments & Components)	583	24,649
Navistar International Corp.* (Machinery)	220	9,790
Nielsen Holdings PLC (Professional Services)	1,590	39,225
Nikola Corp.* (Machinery)	628	11,342
Nordson Corp. (Machinery)	240	52,682
Norfolk Southern Corp. (Road & Rail)	1,111	294,871
Northrop Grumman Corp. (Aerospace & Defense)	664	241,318
nVent Electric PLC (Electrical Equipment)	743	23,211
Old Dominion Freight Line, Inc. (Road & Rail)	422	107,104
Oshkosh Corp. (Machinery)	305	38,015
Otis Worldwide Corp. (Machinery)	1,790	146,368
Owens Corning (Building Products)	464	45,426
PACCAR, Inc. (Machinery)	1,541	137,534
Packaging Corp. of America (Containers & Packaging)	421	57,012
Parker-Hannifin Corp. (Machinery)	572	175,667
Paychex, Inc. (IT Services)	1,424	152,795
PayPal Holdings, Inc.* (IT Services)	5,213	1,519,486
Pentair PLC (Machinery)	738	49,808
PerkinElmer, Inc. (Life Sciences Tools & Services)	497	76,742
Quanta Services, Inc. (Construction & Engineering)	619	56,063
Raytheon Technologies Corp. (Aerospace & Defense)	6,724	573,623
Regal Beloit Corp. (Electrical Equipment)	181	24,165
Republic Services, Inc.—Class A (Commercial Services & Supplies)	934	102,749
Robert Half International, Inc. (Professional Services)	500	44,485
Rockwell Automation, Inc. (Electrical Equipment)	515	147,300

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 95

Common Stocks, continued

	Shares	Value
Roper Technologies, Inc. (Industrial Conglomerates)	467	$219,583
Science Applications International Corp. (IT Services)	258	22,634
Sealed Air Corp. (Containers & Packaging)	675	39,994
Sensata Technologies Holding PLC* (Electrical Equipment)	701	40,637
Shoals Technologies Group, Inc.*—Class A (Electrical Equipment)	352	12,496
Silgan Holdings, Inc. (Containers & Packaging)	348	14,442
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	197	33,344
Snap-on, Inc. (Machinery)	240	53,623
Sonoco Products Co. (Containers & Packaging)	447	29,904
Square, Inc.*—Class A (IT Services)	1,739	423,968
Stericycle, Inc.* (Commercial Services & Supplies)	407	29,121
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,465	198,084
Teledyne Technologies, Inc.* (Aerospace & Defense)	206	86,279
Tetra Tech, Inc. (Commercial Services & Supplies)	241	29,412
Textron, Inc. (Aerospace & Defense)	1,001	68,839
The Boeing Co.* (Aerospace & Defense)	2,440	584,525
The Middleby Corp.* (Machinery)	247	42,795
The Sherwin-Williams Co. (Chemicals)	1,063	289,614
The Timken Co. (Machinery)	304	24,499
The Toro Co. (Machinery)	476	52,303
The Western Union Co. (IT Services)	1,815	41,691
Trane Technologies PLC (Building Products)	1,062	195,557
TransDigm Group, Inc.* (Aerospace & Defense)	244	157,939
TransUnion (Professional Services)	848	93,119
Trex Co., Inc.* (Building Products)	512	52,332
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	1,114	91,159
TriNet Group, Inc.* (Professional Services)	175	12,684
Union Pacific Corp. (Road & Rail)	2,948	648,353
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	3,210	667,585
United Rentals, Inc.* (Trading Companies & Distributors)	322	102,721
Univar Solutions, Inc.* (Trading Companies & Distributors)	752	18,334
Valmont Industries, Inc. (Construction & Engineering)	95	22,425
Verisk Analytics, Inc.—Class A (Professional Services)	719	125,624
Vontier Corp. (Electronic Equipment, Instruments & Components)	748	24,370
Vulcan Materials Co. (Construction Materials)	589	102,527
W.W. Grainger, Inc. (Trading Companies & Distributors)	194	84,972
Waste Management, Inc. (Commercial Services & Supplies)	1,724	241,549
Watsco, Inc. (Trading Companies & Distributors)	146	41,849
Westinghouse Air Brake Technologies Corp. (Machinery)	788	64,852
WestRock Co. (Containers & Packaging)	1,181	62,853
WEX, Inc.* (IT Services)	198	38,392
Woodward, Inc. (Machinery)	260	31,949
XPO Logistics, Inc.* (Air Freight & Logistics)	451	63,090
Xylem, Inc. (Machinery)	799	95,848
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	238	126,019
TOTAL COMMON STOCKS (Cost $9,257,645)		22,138,444

Repurchase Agreements(a) (2.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $579,000	$579,000	$579,000
TOTAL REPURCHASE AGREEMENTS (Cost $579,000)		579,000
TOTAL INVESTMENT SECURITIES (Cost $9,836,645)—100.2%		22,717,444
Net other assets (liabilities)—(0.2)%		(38,901)
NET ASSETS—100.0%		$22,678,543

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Industrials Index	Goldman Sachs International	7/23/21	0.59%	$541,382	$4,913

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

96 :: ProFund VP Industrials :: Financial Statements

ProFund VP Industrials invested in the following industries as of June 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$2,811,900	12.4%
Air Freight & Logistics	1,203,981	5.3%
Building Products	990,496	4.4%
Chemicals	289,614	1.3%
Commercial Services & Supplies	616,917	2.7%
Construction & Engineering	253,142	1.1%
Construction Materials	226,695	1.0%
Containers & Packaging	748,846	3.3%
Electrical Equipment	1,119,421	4.9%
Electronic Equipment, Instruments & Components	1,178,291	5.2%
Industrial Conglomerates	1,975,258	8.7%
IT Services	4,852,476	21.4%
Life Sciences Tools & Services	76,742	0.3%
Machinery	3,093,788	13.6%
Marine	16,130	0.1%
Paper & Forest Products	27,372	0.1%
Professional Services	576,575	2.5%
Road & Rail	1,600,270	7.1%
Trading Companies & Distributors	468,054	2.1%
Transportation Infrastructure	12,476	0.1%
Other**	540,099	2.4%
Total	$22,678,543	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 97

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$9,836,645
Securities, at value	22,138,444
Repurchase agreements, at value	579,000
Total Investment Securities, at value	22,717,444
Cash	896
Dividends receivable	10,138
Unrealized appreciation on swap agreements	4,913
Receivable for capital shares issued	23,370
Prepaid expenses	328
TOTAL ASSETS	22,757,089
LIABILITIES:
Payable for capital shares redeemed	27,682
Advisory fees payable	13,841
Management services fees payable	1,846
Administration fees payable	1,385
Administrative services fees payable	9,431
Distribution fees payable	9,548
Transfer agency fees payable	2,370
Fund accounting fees payable	812
Compliance services fees payable	162
Other accrued expenses	11,469
TOTAL LIABILITIES	78,546
NET ASSETS	$22,678,543
NET ASSETS CONSIST OF:
Capital	$10,996,050
Total distributable earnings (loss)	11,682,493
NET ASSETS	$22,678,543
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	231,610
Net Asset Value (offering and redemption price per share)	$97.92

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Dividends	$127,875
Interest	7
Income from securities lending	48
TOTAL INVESTMENT INCOME	127,930
EXPENSES:
Advisory fees	76,107
Management services fees	10,148
Administration fees	7,812
Transfer agency fees	6,462
Administrative services fees	28,647
Distribution fees	25,369
Custody fees	1,613
Fund accounting fees	4,698
Trustee fees	256
Compliance services fees	102
Other fees	11,395
Total Gross Expenses before reductions	172,609
Expenses reduced and reimbursed by the Advisor	(2,128)
TOTAL NET EXPENSES	170,481
NET INVESTMENT INCOME (LOSS)	(42,551)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	26,424
Net realized gains (losses) on swap agreements	41,522
Change in net unrealized appreciation/depreciation on investment securities	2,573,764
Change in net unrealized appreciation/depreciation on swap agreements	3,061
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,644,771
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,602,220

See accompanying notes to financial statements.

98 :: ProFund VP Industrials :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(42,551)	$(25,859)
Net realized gains (losses) on investments	67,946	1,209,058
Change in net unrealized appreciation/depreciation on investments	2,576,825	(3,842)
Change in net assets resulting from operations	2,602,220	1,179,357
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(1,172,179)	(268,929)
Change in net assets resulting from distributions	(1,172,179)	(268,929)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	14,619,107	22,558,963
Distributions reinvested	1,172,179	268,929
Value of shares redeemed	(11,622,522)	(24,537,213)
Change in net assets resulting from capital transactions	4,168,764	(1,709,321)
Change in net assets	5,598,805	(798,893)
NET ASSETS:
Beginning of period	17,079,738	17,878,631
End of period	$22,678,543	$17,079,738
SHARE TRANSACTIONS:
Issued	150,807	294,654
Reinvested	12,291	3,320
Redeemed	(119,833)	(335,213)
Change in shares	43,265	(37,239)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Industrials :: 99

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016
Net Asset Value, Beginning of Period	$90.68	$79.25	$72.70	$83.42	$68.28	$58.19

Investment Activities:
Net investment income (loss)(a)	(0.20)	(0.15)	0.10	(0.07)	0.09	0.23
Net realized and unrealized gains (losses) on investments	12.79	13.24	20.77	(10.56)	15.19	9.97
Total income (loss) from investment activities	12.59	13.09	20.87	(10.63)	15.28	10.20

Distributions to Shareholders From:
Net investment income	—	(0.14)	—	(0.09)	(0.14)	(0.11)
Net realized gains on investments	(5.35)	(1.52)	(14.32)	—	—	—
Total distributions	(5.35)	(1.66)	(14.32)	(0.09)	(0.14)	(0.11)

Net Asset Value, End of Period	$97.92	$90.68	$79.25	$72.70	$83.42	$68.28

Total Return(b)	14.04%	16.76%	30.49%	(12.76)%	22.40%	17.55%

Ratios to Average Net Assets:
Gross expenses(c)	1.70%	1.75%	1.71%	1.68%	1.68%	1.69%
Net expenses(c)	1.68%	1.68%	1.68%	1.67%	1.68%	1.68%
Net investment income (loss)(c)	(0.42)%	(0.20)%	0.12%	(0.09)%	0.12%	0.37%

Supplemental Data:
Net assets, end of period (000's)	$22,679	$17,080	$17,879	$11,116	$39,291	$32,361
Portfolio turnover rate(b)(d)	29%	123%	71%	67%	107%	203%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

100 :: ProFund VP International :: Financial Statements

Investment Objective: The ProFund VP International seeks investment results, before fees and expenses, that correspond to the performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE® Index – Composition

Industry Breakdown	% of Index
Financials	17%
Industrials	16%
Consumer Discretionary	13%
Health Care	12%
Consumer Staples	11%
Information Technology	9%
Materials	8%
Communication Services	5%
Utilities	3%
Energy	3%
Real Estate	3%

Country Composition
Japan	23%
United Kingdom	14%
France	12%
Switzerland	10%
Germany	9%
Other	32%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (101.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $12,682,000	$12,682,000	$12,682,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,682,000)		12,682,000
TOTAL INVESTMENT SECURITIES (Cost $12,682,000)—101.1%		12,682,000
Net other assets (liabilities)—(1.1)%		(134,127)
NET ASSETS—100.0%		$12,547,873

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2021, the aggregate amount held in a segregated account was $1,778,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	7/27/21	0.39%	$5,988,943	$(44,187)
MSCI EAFE Index	UBS AG	7/27/21	0.89%	6,566,990	(48,705)
				$12,555,933	$(92,892)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP International :: 101

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$12,682,000
Repurchase agreements, at value	12,682,000
Total Investment Securities, at value	12,682,000
Cash	976
Segregated cash balances for swap agreements with custodian	50
Receivable for capital shares issued	95,605
Prepaid expenses	200
TOTAL ASSETS	12,778,831
LIABILITIES:
Payable for capital shares redeemed	102,705
Unrealized depreciation on swap agreements	92,892
Advisory fees payable	8,738
Management services fees payable	1,165
Administration fees payable	789
Administrative services fees payable	7,991
Distribution fees payable	8,223
Transfer agency fees payable	1,383
Fund accounting fees payable	467
Compliance services fees payable	84
Other accrued expenses	6,521
TOTAL LIABILITIES	230,958
NET ASSETS	$12,547,873
NET ASSETS CONSIST OF:
Capital	$13,279,169
Total distributable earnings (loss)	(731,296)
NET ASSETS	$12,547,873
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	564,829
Net Asset Value (offering and redemption price per share)	$22.22

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Interest	$98
EXPENSES:
Advisory fees	42,691
Management services fees	5,692
Administration fees	4,061
Transfer agency fees	3,688
Administrative services fees	13,804
Distribution fees	14,231
Custody fees	923
Fund accounting fees	2,485
Trustee fees	136
Compliance services fees	63
Other fees	5,100
TOTAL NET EXPENSES	92,874
NET INVESTMENT INCOME (LOSS)	(92,776)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	984,860
Change in net unrealized appreciation/depreciation on swap agreements	(86,073)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	898,787
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$806,011

See accompanying notes to financial statements.

102 :: ProFund VP International :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(92,776)	$(71,607)
Net realized gains (losses) on investments	984,860	295,215
Change in net unrealized appreciation/depreciation on investments	(86,073)	13,230
Change in net assets resulting from operations	806,011	236,838
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(26,163)
Change in net assets resulting from distributions	—	(26,163)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	32,418,225	9,567,191
Distributions reinvested	—	26,163
Value of shares redeemed	(26,208,807)	(9,950,961)
Change in net assets resulting from capital transactions	6,209,418	(357,607)
Change in net assets	7,015,429	(146,932)
NET ASSETS:
Beginning of period	5,532,444	5,679,376
End of period	$12,547,873	$5,532,444
SHARE TRANSACTIONS:
Issued	1,506,525	537,342
Reinvested	—	1,410
Redeemed	(1,211,316)	(557,950)
Change in shares	295,209	(19,198)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP International :: 103

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016
Net Asset Value, Beginning of Period	$20.52	$19.66	$16.53	$23.47		$19.27	$19.45

Investment Activities:
Net investment income (loss)(a)	(0.18)	(0.24)	0.08	0.04		(0.18)	(0.27)
Net realized and unrealized gains (losses) on investments	1.88	1.19	3.10	(3.26)		4.38	0.09
Total income (loss) from investment activities	1.70	0.95	3.18	(3.22)		4.20	(0.18)

Distributions to Shareholders From:
Net investment income	—	(0.09)	(0.05)	—		—	—
Net realized gains on investments	—	—	—	(3.72)		—	—
Total distributions	—	(0.09)	(0.05)	(3.72)		—	—

Net Asset Value, End of Period	$22.22	$20.52	$19.66	$16.53		$23.47	$19.27

Total Return(b)	8.28%	4.90%	19.27%	(15.76	)%(c)	21.80%	(0.93)%

Ratios to Average Net Assets:
Gross expenses(d)	1.63%	1.68%	1.65%	1.57%		1.68%	1.68%
Net expenses(d)	1.63%	1.68%	1.65%	1.50	%(c)	1.68%	1.68%
Net investment income (loss)(d)	(1.63)%	(1.36)%	0.43%	0.20	%(c)	(0.81)%	(1.42)%

Supplemental Data:
Net assets, end of period (000's)	$12,548	$5,532	$5,679	$6,140		$15,131	$6,320
Portfolio turnover rate(e)	—	—	—	—		—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.57% and 0.13%, respectively, and the total return would have been (15.84)%.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

104 :: ProFund VP Internet :: Financial Statements

Investment Objective: The ProFund VP Internet seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Internet CompositeSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	9.3%
Alphabet, Inc.	9.3%
Facebook, Inc.	7.3%
PayPal Holdings, Inc.	5.4%
Netflix, Inc.	4.5%

Dow Jones Internet CompositeSM Index – Composition

% of Index
Interactive Media & Services	29%
Software	22%
Internet & Direct Marketing Retail	15%
IT Services	14%
Communications Equipment	9%
Entertainment	5%
Health Care Technology	4%
Hotels, Restaurants & Leisure	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.1%)

	Shares	Value
Akamai Technologies, Inc.* (IT Services)	3,181	$370,905
Alphabet, Inc.*—Class A (Interactive Media & Services)	486	1,186,710
Alphabet, Inc.*—Class C (Interactive Media & Services)	460	1,152,907
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	681	2,342,749
Arista Networks, Inc.* (Communications Equipment)	1,057	382,962
Box, Inc.*—Class A (Software)	7,084	180,996
Bumble, Inc.*—Class A (Interactive Media & Services)	3,143	181,037
Ciena Corp.* (Communications Equipment)	4,472	254,412
Cisco Systems, Inc. (Communications Equipment)	19,773	1,047,969
Citrix Systems, Inc. (Software)	2,793	327,535
Cloudera, Inc.* (Software)	10,850	172,081
CommScope Holding Co., Inc.* (Communications Equipment)	8,893	189,510
Coupa Software, Inc.* (Software)	1,578	413,610
Datadog, Inc.*—Class A (Software)	4,164	433,389
DocuSign, Inc.* (Software)	2,395	669,570
Dropbox, Inc.* (Software)	8,891	269,486
eBay, Inc. (Internet & Direct Marketing Retail)	8,304	583,024
Etsy, Inc.* (Internet & Direct Marketing Retail)	2,355	484,753
Expedia Group, Inc.* (Internet & Direct Marketing Retail)	2,437	398,961
Facebook, Inc.*—Class A (Interactive Media & Services)	5,312	1,847,035
Fastly, Inc.*—Class A (IT Services)	3,615	215,454
GoDaddy, Inc.*—Class A (IT Services)	3,922	341,057
Juniper Networks, Inc. (Communications Equipment)	9,443	258,266
Match Group, Inc.* (Interactive Media & Services)	3,665	590,981
Netflix, Inc.* (Entertainment)	2,139	1,129,841
Nutanix, Inc.*—Class A (Software)	6,817	260,546
Okta, Inc.* (IT Services)	2,042	499,637
PayPal Holdings, Inc.* (IT Services)	4,659	1,358,005
Pinterest, Inc.*—Class A (Interactive Media & Services)	7,646	603,652
Salesforce.com, Inc.* (Software)	4,436	1,083,581
Snap, Inc.* (Interactive Media & Services)	10,249	698,367
Snowflake, Inc.*—Class A (IT Services)	1,364	329,815
Teladoc Health, Inc.* (Health Care Technology)	2,525	419,882
Twitter, Inc.* (Interactive Media & Services)	9,677	665,874
Veeva Systems, Inc.*—Class A (Health Care Technology)	1,828	568,417
VeriSign, Inc.* (IT Services)	1,820	414,396
Vonage Holdings Corp.* (Diversified Telecommunication Services)	11,750	169,318
Wayfair, Inc.*—Class A (Internet & Direct Marketing Retail)	1,287	406,319
Workday, Inc.*—Class A (Software)	2,427	579,422
Zillow Group, Inc.*—Class A (Interactive Media & Services)	671	82,218
Zillow Group, Inc.*—Class C (Interactive Media & Services)	2,915	356,271
Zoom Video Communications, Inc.*—Class A (Software)	2,088	808,119
TOTAL COMMON STOCKS (Cost $9,110,771)		24,729,039

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Internet :: 105

Repurchase Agreements(a) (3.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $838,000	$838,000	$838,000
TOTAL REPURCHASE AGREEMENTS (Cost $838,000)		838,000
TOTAL INVESTMENT SECURITIES (Cost $9,948,771)—101.4%		25,567,039
Net other assets (liabilities)—(1.4)%		(343,339)
NET ASSETS—100.0%		$25,223,700

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	7/23/21	0.59%	$498,386	$8,476

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Internet invested in the following industries as of June 30, 2021:

	Value	% of Net Assets
Communications Equipment	$2,133,119	8.5%
Diversified Telecommunication Services	169,318	0.7%
Entertainment	1,129,841	4.5%
Health Care Technology	988,299	3.9%
Interactive Media & Services	7,365,052	29.1%
Internet & Direct Marketing Retail	4,215,806	16.7%
IT Services	3,529,269	14.0%
Software	5,198,335	20.7%
Other**	494,661	1.9%
Total	$25,223,700	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

106 :: ProFund VP Internet :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$9,948,771
Securities, at value	24,729,039
Repurchase agreements, at value	838,000
Total Investment Securities, at value	25,567,039
Cash	359
Dividends receivable	16
Unrealized appreciation on swap agreements	8,476
Receivable for capital shares issued	173,925
Prepaid expenses	385
TOTAL ASSETS	25,750,200
LIABILITIES:
Payable for capital shares redeemed	473,226
Advisory fees payable	14,175
Management services fees payable	1,890
Administration fees payable	1,395
Administrative services fees payable	9,605
Distribution fees payable	10,521
Transfer agency fees payable	2,295
Fund accounting fees payable	772
Compliance services fees payable	202
Other accrued expenses	12,419
TOTAL LIABILITIES	526,500
NET ASSETS	$25,223,700
NET ASSETS CONSIST OF:
Capital	$8,846,936
Total distributable earnings (loss)	16,376,764
NET ASSETS	$25,223,700
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	451,295
Net Asset Value (offering and redemption price per share)	$55.89

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Dividends	$26,156
Interest	3
Income from securities lending	54
TOTAL INVESTMENT INCOME	26,213
EXPENSES:
Advisory fees	88,435
Management services fees	11,791
Administration fees	9,062
Transfer agency fees	7,319
Administrative services fees	30,232
Distribution fees	29,478
Custody fees	1,844
Fund accounting fees	5,006
Trustee fees	305
Compliance services fees	104
Other fees	12,352
Recoupment of prior expenses reduced by the Advisor	2,167
TOTAL NET EXPENSES	198,095
NET INVESTMENT INCOME (LOSS)	(171,882)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,931,676
Net realized gains (losses) on swap agreements	44,130
Change in net unrealized appreciation/depreciation on investment securities	1,255,908
Change in net unrealized appreciation/depreciation on swap agreements	13,936
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,245,650
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,073,768

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Internet :: 107

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(171,882)	$(279,735)
Net realized gains (losses) on investments	1,975,806	4,092,000
Change in net unrealized appreciation/depreciation on investments	1,269,844	4,475,987
Change in net assets resulting from operations	3,073,768	8,288,252
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(3,581,962)	(2,716,437)
Change in net assets resulting from distributions	(3,581,962)	(2,716,437)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	9,539,801	27,276,562
Distributions reinvested	3,581,962	2,716,437
Value of shares redeemed	(13,788,617)	(25,759,486)
Change in net assets resulting from capital transactions	(666,854)	4,233,513
Change in net assets	(1,175,048)	9,805,328
NET ASSETS:
Beginning of period	26,398,748	16,593,420
End of period	$25,223,700	$26,398,748
SHARE TRANSACTIONS:
Issued	162,531	541,488
Reinvested	74,485	47,498
Redeemed	(236,602)	(523,130)
Change in shares	414	65,856

See accompanying notes to financial statements.

108 :: ProFund VP Internet :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019(a)		Year Ended Dec. 31, 2018(a)	Year Ended Dec. 31, 2017(a)	Year Ended Dec. 31, 2016(a)
Net Asset Value, Beginning of Period	$58.55	$43.10	$37.40		$37.12	$27.28	$27.49

Investment Activities:
Net investment income (loss)(b)	(0.43)	(0.69)	(0.54)		(0.59)	(0.47)	(0.40)
Net realized and unrealized gains (losses) on investments	7.48	22.44	7.27		2.80	10.31	1.93
Total income (loss) from investment activities	7.05	21.75	6.73		2.21	9.84	1.53

Distributions to Shareholders From:
Net realized gains on investments	(9.71)	(6.30)	(1.03)		(1.93)	—	(1.74)

Net Asset Value, End of Period	$55.89	$58.55	$43.10		$37.40	$37.12	$27.28

Total Return(c)	14.72%	50.82%	18.03%		4.93%	36.05%	5.53%

Ratios to Average Net Assets:
Gross expenses(d)	1.68%	1.71%	1.69%		1.64%	1.64%	1.68%
Net expenses(d)	1.68%	1.68%	1.69	%(e)	1.64%	1.64%	1.68%
Net investment income (loss)(d)	(1.46)%	(1.36)%	(1.24)%		(1.39)%	(1.43)%	(1.52)%

Supplemental Data:
Net assets, end of period (000's)	$25,224	$26,399	$16,593		$17,917	$16,656	$12,356
Portfolio turnover rate(c)(f)	31%	116%	163%		138%	116%	113%

(a)	As described in Note 8, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Japan :: 109

Investment Objective: The ProFund VP Japan seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	98%
Swap Agreements	2%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities

Nikkei 225 Stock Average – Composition

% of Index
Consumer Discretionary	21%
Information Technology	19%
Industrials	19%
Health Care	13%
Communication Services	11%
Consumer Staples	7%
Materials	6%
Financials	2%
Real Estate	2%
Total:	100%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a) (93.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.00%, dated 6/30/21, due 7/1/21, total to be received $7,266,000	$7,266,000	$7,266,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,266,000)		7,266,000
TOTAL INVESTMENT SECURITIES (Cost $7,266,000)—93.2%		7,266,000
Net other assets (liabilities)—6.8%		533,776
NET ASSETS—100.0%		$7,799,776

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	53	9/10/21	$7,628,025	$(95,464)

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	7/27/21	0.49%	$145,392	$(428)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

110 :: ProFund VP Japan :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$7,266,000
Repurchase agreements, at value	7,266,000
Total Investment Securities, at value	7,266,000
Cash	901
Segregated cash balances for futures contracts with brokers	466,400
Receivable for capital shares issued	125,630
Prepaid expenses	155
TOTAL ASSETS	7,859,086
LIABILITIES:
Payable for capital shares redeemed	15,637
Unrealized depreciation on swap agreements	428
Variation margin on futures contracts	22,525
Advisory fees payable	4,897
Management services fees payable	653
Administration fees payable	476
Administrative services fees payable	3,212
Distribution fees payable	3,060
Transfer agency fees payable	815
Fund accounting fees payable	259
Compliance services fees payable	79
Other accrued expenses	7,269
TOTAL LIABILITIES	59,310
NET ASSETS	$7,799,776
NET ASSETS CONSIST OF:
Capital	$7,339,796
Total distributable earnings (loss)	459,980
NET ASSETS	$7,799,776
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	137,092
Net Asset Value (offering and redemption price per share)	$56.89

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Interest	$166
EXPENSES:
Advisory fees	34,017
Management services fees	4,535
Administration fees	3,809
Transfer agency fees	3,032
Administrative services fees	12,951
Distribution fees	11,339
Custody fees	808
Fund accounting fees	2,048
Trustee fees	124
Compliance services fees	45
Other fees	3,909
Total Gross Expenses before reductions	76,617
Expenses reduced and reimbursed by the Advisor	(419)
TOTAL NET EXPENSES	76,198
NET INVESTMENT INCOME (LOSS)	(76,032)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	901,644
Net realized gains (losses) on swap agreements	3,360
Change in net unrealized appreciation/depreciation on futures contracts	(368,565)
Change in net unrealized appreciation/depreciation on swap agreements	(2,522)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	533,917
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$457,885

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Japan :: 111

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(76,032)	$(105,584)
Net realized gains (losses) on investments	905,004	1,232,701
Change in net unrealized appreciation/depreciation on investments	(371,087)	261,597
Change in net assets resulting from operations	457,885	1,388,714
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(1,106,527)	(18,886)
Change in net assets resulting from distributions	(1,106,527)	(18,886)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	4,353,354	15,082,367
Distributions reinvested	1,106,527	18,886
Value of shares redeemed	(8,679,593)	(14,121,561)
Change in net assets resulting from capital transactions	(3,219,712)	979,692
Change in net assets	(3,868,354)	2,349,520
NET ASSETS:
Beginning of period	11,668,130	9,318,610
End of period	$7,799,776	$11,668,130
SHARE TRANSACTIONS:
Issued	68,490	275,712
Reinvested	20,122	347
Redeemed	(134,848)	(261,962)
Change in shares	(46,236)	14,097

See accompanying notes to financial statements.

112 :: ProFund VP Japan :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019		Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016(a)
Net Asset Value, Beginning of Period	$63.65	$55.06	$45.95		$52.00		$43.90	$43.71

Investment Activities:
Net investment income (loss)(b)	(0.53)	(0.73)	0.12		0.05		(0.41)	(0.56)
Net realized and unrealized gains (losses) on investments	2.83	9.48	9.06		(6.10)		8.51	0.75
Total income (loss) from investment activities	2.30	8.75	9.18		(6.05)		8.10	0.19

Distributions to Shareholders From:
Net investment income	—	(0.16)	(0.07)		—		—	—
Net realized gains on investments	(9.06)	—	—		—		—	—
Total distributions	(9.06)	(0.16)	(0.07)		—		—	—

Net Asset Value, End of Period	$56.89	$63.65	$55.06		$45.95		$52.00	$43.90

Total Return(c)	4.11%	15.93%	20.00%		(11.63	)%(d)	18.45%	0.41%

Ratios to Average Net Assets:
Gross expenses(e)	1.69%	1.75%	1.74%		1.63%		1.71%	1.69%
Net expenses(e)	1.68%	1.68%	1.74	%(f)	1.56	%(d)	1.68%	1.68%
Net investment income (loss)(e)	(1.68)%	(1.38)%	0.23%		0.09	%(d)	(0.89)%	(1.44)%

Supplemental Data:
Net assets, end of period (000's)	$7,800	$11,668	$9,319		$8,606		$12,840	$11,563
Portfolio turnover rate(g)	—	—	—		—		—	—

(a)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on December 5, 2016.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.63% and 0.02%, respectively, and the total return would have been (11.71)%.
(e)	Annualized for periods less than one year.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 113

Investment Objective: The ProFund VP Large-Cap Growth seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Growth Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	11.2%
Microsoft Corp.	10.6%
Amazon.com, Inc.	7.7%
Alphabet, Inc.	7.5%
Facebook, Inc.	4.3%

S&P 500® Growth Index – Composition

% of Index
Information Technology	42%
Consumer Discretionary	16%
Communication Services	15%
Health Care	12%
Industrials	6%
Consumer Staples	3%
Financials	3%
Materials	2%
Real Estate	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.8%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	1,565	$181,431
AbbVie, Inc. (Biotechnology)	1,952	219,873
ABIOMED, Inc.* (Health Care Equipment & Supplies)	67	20,911
Accenture PLC—Class A (IT Services)	531	156,533
Activision Blizzard, Inc. (Entertainment)	684	65,281
Adobe, Inc.* (Software)	714	418,147
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,815	170,483
Agilent Technologies, Inc. (Life Sciences Tools & Services)	326	48,186
Air Products & Chemicals, Inc. (Chemicals)	152	43,727
Akamai Technologies, Inc.* (IT Services)	156	18,190
Albemarle Corp. (Chemicals)	174	29,312
Alexion Pharmaceuticals, Inc.* (Biotechnology)	241	44,274
Align Technology, Inc.* (Health Care Equipment & Supplies)	108	65,988
Allegion PLC (Building Products)	56	7,801
Alphabet, Inc.*—Class A (Interactive Media & Services)	449	1,096,364
Alphabet, Inc.*—Class C (Interactive Media & Services)	426	1,067,692
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	640	2,201,703
American Tower Corp. (Equity Real Estate Investment Trusts)	346	93,468
American Water Works Co., Inc. (Water Utilities)	135	20,808
AMETEK, Inc. (Electrical Equipment)	169	22,562
Amgen, Inc. (Biotechnology)	429	104,569
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	553	37,832
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	237	40,802
ANSYS, Inc.* (Software)	130	45,118
Aon PLC (Insurance)	175	41,783
Apple, Inc. (Technology Hardware, Storage & Peripherals)	23,421	3,207,740
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,369	194,946
Aptiv PLC* (Auto Components)	271	42,636
Arista Networks, Inc.* (Communications Equipment)	82	29,709
Arthur J. Gallagher & Co. (Insurance)	131	18,350
Autodesk, Inc.* (Software)	329	96,035
Automatic Data Processing, Inc. (IT Services)	305	60,579
AutoZone, Inc.* (Specialty Retail)	18	26,860
Avery Dennison Corp. (Containers & Packaging)	52	10,932
Ball Corp. (Containers & Packaging)	314	25,440
Best Buy Co., Inc. (Specialty Retail)	166	19,087
Biogen, Inc.* (Biotechnology)	119	41,206
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	33	21,262
BlackRock, Inc.—Class A (Capital Markets)	149	130,370
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	23	50,326
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,735	115,933
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	414	197,412
Broadridge Financial Solutions, Inc. (IT Services)	87	14,053
Brown-Forman Corp.—Class B (Beverages)	137	10,267
Cadence Design Systems, Inc.* (Software)	415	56,780
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	180	18,675
Carrier Global Corp. (Building Products)	782	38,005
Catalent, Inc.* (Pharmaceuticals)	255	27,571
Caterpillar, Inc. (Machinery)	385	83,788
Cboe Global Markets, Inc. (Capital Markets)	81	9,643
CDW Corp. (Electronic Equipment, Instruments & Components)	92	16,068
Cerner Corp. (Health Care Technology)	194	15,163
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	75	27,744

See accompanying notes to financial statements.

114 :: ProFund VP Large-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares		Value
Charter Communications, Inc.*—Class A (Media)	206		$148,619
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	42		65,114
Church & Dwight Co., Inc. (Household Products)	246		20,964
Cintas Corp. (Commercial Services & Supplies)	87		33,234
Citrix Systems, Inc. (Software)	120		14,072
Cognizant Technology Solutions Corp.—Class A (IT Services)	401		27,773
Colgate-Palmolive Co. (Household Products)	657		53,447
Comcast Corp.—Class A (Media)	3,012		171,744
Copart, Inc.* (Commercial Services & Supplies)	311		40,999
Corning, Inc. (Electronic Equipment, Instruments & Components)	545		22,291
Costco Wholesale Corp. (Food & Staples Retailing)	350		138,485
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	387		75,504
CSX Corp. (Road & Rail)	1,767		56,685
Cummins, Inc. (Machinery)	94		22,918
Danaher Corp. (Health Care Equipment & Supplies)	645		173,092
DaVita, Inc.* (Health Care Providers & Services)	105		12,645
Deere & Co. (Machinery)	349		123,096
DexCom, Inc.* (Health Care Equipment & Supplies)	145		61,915
Dollar General Corp. (Multiline Retail)	352		76,169
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	58		27,056
Dow, Inc. (Chemicals)	547		34,614
DR Horton, Inc. (Household Durables)	294		26,569
Duke Realty Corp. (Equity Real Estate Investment Trusts)	231		10,938
eBay, Inc. (Internet & Direct Marketing Retail)	967		67,893
Ecolab, Inc. (Chemicals)	171		35,221
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	529		54,789
Electronic Arts, Inc. (Entertainment)	231		33,225
Eli Lilly & Co. (Pharmaceuticals)	725		166,402
Emerson Electric Co. (Electrical Equipment)	359		34,550
Enphase Energy, Inc.* (Electrical Equipment)	203		37,277
Equifax, Inc. (Professional Services)	91		21,795
Equinix, Inc. (Equity Real Estate Investment Trusts)	77		61,800
Etsy, Inc.* (Internet & Direct Marketing Retail)	189		38,904
Expedia Group, Inc.* (Internet & Direct Marketing Retail)	76		12,442
Expeditors International of Washington, Inc. (Air Freight & Logistics)	164		20,762
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	96		15,727
F5 Networks, Inc.* (Communications Equipment)	39		7,280
Facebook, Inc.*—Class A (Interactive Media & Services)	3,577		1,243,759
Fastenal Co. (Trading Companies & Distributors)	644		33,488
FedEx Corp. (Air Freight & Logistics)	233		69,511
First Horizon Corp. (Banks)	—	(a)	—	(b)
First Republic Bank (Banks)	139		26,017
Fiserv, Inc.* (IT Services)	605		64,668
FleetCor Technologies, Inc.* (IT Services)	54		13,827
FMC Corp. (Chemicals)	192		20,774
Fortinet, Inc.* (Software)	203		48,353
Fortune Brands Home & Security, Inc. (Building Products)	118		11,754
Freeport-McMoRan, Inc. (Metals & Mining)	1,357		50,358
Garmin, Ltd. (Household Durables)	125		18,080
Gartner, Inc.* (IT Services)	68		16,470
Generac Holdings, Inc.* (Electrical Equipment)	94		39,024
Hess Corp. (Oil, Gas & Consumable Fuels)	217		18,948
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	154		18,575
Hologic, Inc.* (Health Care Equipment & Supplies)	275		18,348
Humana, Inc. (Health Care Providers & Services)	100		44,272
IDEX Corp. (Machinery)	51		11,223
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	127		80,207
IHS Markit, Ltd. (Professional Services)	364		41,008
Illinois Tool Works, Inc. (Machinery)	188		42,029
Illumina, Inc.* (Life Sciences Tools & Services)	109		51,580
Incyte Corp.* (Biotechnology)	176		14,807
Intercontinental Exchange, Inc. (Capital Markets)	454		53,890
Intuit, Inc. (Software)	408		199,989
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	124		114,035
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	24		5,058
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	183		44,345
J.B. Hunt Transport Services, Inc. (Road & Rail)	73		11,895
Jack Henry & Associates, Inc. (IT Services)	53		8,666
Jacobs Engineering Group, Inc. (Construction & Engineering)	120		16,010
Johnson & Johnson (Pharmaceuticals)	1,573		259,135
Kansas City Southern (Road & Rail)	69		19,553
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	157		24,242
Kimberly-Clark Corp. (Household Products)	191		25,552
KLA Corp. (Semiconductors & Semiconductor Equipment)	229		74,244
L Brands, Inc. (Specialty Retail)	196		14,124
L3Harris Technologies, Inc. (Aerospace & Defense)	174		37,610
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	213		138,599
Lamb Weston Holding, Inc. (Food Products)	81		6,533
Linde PLC (Chemicals)	450		130,096
Lockheed Martin Corp. (Aerospace & Defense)	168		63,563
Lowe's Cos., Inc. (Specialty Retail)	749		145,284
MarketAxess Holdings, Inc. (Capital Markets)	57		26,425
Marriott International, Inc.*—Class A (Hotels, Restaurants & Leisure)	—	(a)	44
Marsh & McLennan Cos., Inc. (Insurance)	372		52,333
Masco Corp. (Building Products)	167		9,838
Mastercard, Inc.—Class A (IT Services)	888		324,200
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	240		25,286
McCormick & Co., Inc. (Food Products)	164		14,484
McDonald's Corp. (Hotels, Restaurants & Leisure)	446		103,022

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 115

Common Stocks, continued

	Shares	Value
Merck & Co., Inc. (Pharmaceuticals)	1,815	$141,153
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	35	48,487
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	294	44,024
Microsoft Corp. (Software)	11,245	3,046,271
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	64	23,901
Monster Beverage Corp.* (Beverages)	553	50,517
Moody's Corp. (Capital Markets)	173	62,690
Motorola Solutions, Inc. (Communications Equipment)	114	24,721
MSCI, Inc.—Class A (Capital Markets)	123	65,568
Nasdaq, Inc. (Capital Markets)	111	19,514
Netflix, Inc.* (Entertainment)	662	349,675
Newmont Corp. (Metals & Mining)	658	41,704
NextEra Energy, Inc. (Electric Utilities)	1,260	92,332
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	1,219	188,323
Norfolk Southern Corp. (Road & Rail)	168	44,589
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	217	8,745
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	930	744,093
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	21	4,320
Old Dominion Freight Line, Inc. (Road & Rail)	142	36,040
Oracle Corp. (Software)	1,492	116,137
O'Reilly Automotive, Inc.* (Specialty Retail)	71	40,201
Organon & Co.* (Pharmaceuticals)	182	5,507
Otis Worldwide Corp. (Machinery)	314	25,676
Parker-Hannifin Corp. (Machinery)	100	30,711
Paychex, Inc. (IT Services)	254	27,254
Paycom Software, Inc.* (Software)	73	26,533
PayPal Holdings, Inc.* (IT Services)	1,754	511,257
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	134	10,250
PepsiCo, Inc. (Beverages)	866	128,315
PerkinElmer, Inc. (Life Sciences Tools & Services)	167	25,786
Pool Corp. (Distributors)	60	27,520
PTC, Inc.* (Software)	157	22,178
Public Storage (Equity Real Estate Investment Trusts)	98	29,468
PulteGroup, Inc. (Household Durables)	202	11,023
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	168	32,869
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,684	240,694
Quanta Services, Inc. (Construction & Engineering)	121	10,959
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	157	87,691
ResMed, Inc. (Health Care Equipment & Supplies)	217	53,495
Rockwell Automation, Inc. (Electrical Equipment)	97	27,744
Rollins, Inc. (Commercial Services & Supplies)	332	11,354
Roper Technologies, Inc. (Industrial Conglomerates)	85	39,967
S&P Global, Inc. (Capital Markets)	359	147,351
Salesforce.com, Inc.* (Software)	1,383	337,825
SBA Communications Corp. (Equity Real Estate Investment Trusts)	106	33,782
Sealed Air Corp. (Containers & Packaging)	150	8,888
ServiceNow, Inc.* (Software)	295	162,117
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	128	24,544
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,020	114,046
STERIS PLC (Health Care Equipment & Supplies)	83	17,123
Stryker Corp. (Health Care Equipment & Supplies)	240	62,335
SVB Financial Group* (Banks)	81	45,071
Synopsys, Inc.* (Software)	228	62,880
T. Rowe Price Group, Inc. (Capital Markets)	204	40,386
Take-Two Interactive Software, Inc.* (Entertainment)	173	30,624
Target Corp. (Multiline Retail)	488	117,969
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	187	25,284
Teledyne Technologies, Inc.* (Aerospace & Defense)	34	14,240
Teleflex, Inc. (Health Care Equipment & Supplies)	33	13,259
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	248	33,222
Tesla, Inc.* (Automobiles)	1,151	782,335
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	731	140,571
The AES Corp. (Independent Power and Renewable Electricity Producers)	379	9,881
The Clorox Co. (Household Products)	124	22,309
The Coca-Cola Co. (Beverages)	2,029	109,789
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	31	12,284
The Estee Lauder Co., Inc. (Personal Products)	193	61,389
The Hershey Co. (Food Products)	90	15,677
The Home Depot, Inc. (Specialty Retail)	1,143	364,491
The Procter & Gamble Co. (Household Products)	1,754	236,667
The Progressive Corp. (Insurance)	559	54,900
The Sherwin-Williams Co. (Chemicals)	246	67,023
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	586	295,619
T-Mobile US, Inc.* (Wireless Telecommunication Services)	604	87,477
Tractor Supply Co. (Specialty Retail)	172	32,002
Trane Technologies PLC (Building Products)	164	30,199
TransDigm Group, Inc.* (Aerospace & Defense)	49	31,717
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	375	30,686
Twitter, Inc.* (Interactive Media & Services)	1,192	82,022
Tyler Technologies, Inc.* (Software)	61	27,595
Ulta Beauty, Inc.* (Specialty Retail)	42	14,522
Union Pacific Corp. (Road & Rail)	477	104,906
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	755	157,018
United Rentals, Inc.* (Trading Companies & Distributors)	108	34,453
UnitedHealth Group, Inc. (Health Care Providers & Services)	733	293,523
VeriSign, Inc.* (IT Services)	62	14,117
Verisk Analytics, Inc.—Class A (Professional Services)	242	42,283

See accompanying notes to financial statements.

116 :: ProFund VP Large-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Vertex Pharmaceuticals, Inc.* (Biotechnology)	387	$78,031
Visa, Inc.—Class A (IT Services)	1,516	354,471
Vulcan Materials Co. (Construction Materials)	83	14,448
W.W. Grainger, Inc. (Trading Companies & Distributors)	40	17,520
Waste Management, Inc. (Commercial Services & Supplies)	226	31,665
Waters Corp.* (Life Sciences Tools & Services)	51	17,626
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	110	39,501
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	368	53,228
Xylem, Inc. (Machinery)	123	14,755
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	191	21,971
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	58	30,710
Zoetis, Inc. (Pharmaceuticals)	517	96,348
TOTAL COMMON STOCKS (Cost $9,627,727)		28,656,494

Repurchase Agreements(c) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $127,000	$127,000	$127,000
TOTAL REPURCHASE AGREEMENTS (Cost $127,000)		127,000
TOTAL INVESTMENT SECURITIES (Cost $9,754,727)—100.2%		28,783,494
Net other assets (liabilities)—(0.2)%		(55,517)
NET ASSETS—100.0%		$28,727,977

*	Non-income producing security.
(a)	Number of shares is less than 0.50.
(b)	Amount is less than $0.50.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund	VP Large-Cap Growth invested in the following industries as of June 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$147,130	0.5%
Air Freight & Logistics	247,291	0.9%
Auto Components	42,636	0.1%
Automobiles	782,335	2.7%
Banks	71,088	0.2%
Beverages	298,888	1.0%
Biotechnology	590,451	2.1%
Building Products	97,597	0.3%
Capital Markets	555,837	2.0%
Chemicals	360,767	1.2%
Commercial Services & Supplies	117,252	0.4%
Communications Equipment	61,710	0.2%
Construction & Engineering	26,969	0.1%
Construction Materials	14,448	0.1%
Containers & Packaging	45,260	0.2%
Distributors	27,520	0.1%
Electric Utilities	92,332	0.3%
Electrical Equipment	161,157	0.6%
Electronic Equipment, Instruments & Components	192,171	0.7%
Entertainment	478,805	1.7%
Equity Real Estate Investment Trusts	320,687	1.1%
Food & Staples Retailing	138,485	0.5%
Food Products	36,694	0.1%
Health Care Equipment & Supplies	968,713	3.3%
Health Care Providers & Services	350,440	1.2%
Health Care Technology	15,163	0.1%
Hotels, Restaurants & Leisure	378,753	1.3%
Household Durables	55,672	0.2%
Household Products	358,939	1.3%
Independent Power and Renewable Electricity Producers	18,626	0.1%
Industrial Conglomerates	39,967	0.1%
Insurance	167,366	0.6%
Interactive Media & Services	3,489,837	12.1%
Internet & Direct Marketing Retail	2,371,268	8.3%
IT Services	1,612,058	5.6%
Life Sciences Tools & Services	580,635	2.0%
Machinery	354,196	1.2%
Media	320,363	1.1%
Metals & Mining	92,062	0.3%
Multiline Retail	194,138	0.7%
Oil, Gas & Consumable Fuels	18,948	0.1%
Personal Products	61,389	0.2%
Pharmaceuticals	812,049	2.8%
Professional Services	105,086	0.4%
Road & Rail	273,668	1.0%
Semiconductors & Semiconductor Equipment	2,183,238	7.6%
Software	4,680,030	16.2%
Specialty Retail	656,571	2.3%
Technology Hardware, Storage & Peripherals	3,207,740	11.2%
Textiles, Apparel & Luxury Goods	188,323	0.7%
Trading Companies & Distributors	85,461	0.3%
Water Utilities	20,808	0.1%
Wireless Telecommunication Services	87,477	0.3%
Other**	71,483	0.2%
Total	$28,727,977	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 117

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$9,754,727
Securities, at value	28,656,494
Repurchase agreements, at value	127,000
Total Investment Securities, at value	28,783,494
Cash	1,107
Dividends receivable	6,549
Receivable for capital shares issued	9,551
Prepaid expenses	437
TOTAL ASSETS	28,801,138
LIABILITIES:
Payable for capital shares redeemed	15,212
Advisory fees payable	16,001
Management services fees payable	2,134
Administration fees payable	1,654
Administrative services fees payable	9,830
Distribution fees payable	9,239
Transfer agency fees payable	2,791
Fund accounting fees payable	973
Compliance services fees payable	233
Other accrued expenses	15,094
TOTAL LIABILITIES	73,161
NET ASSETS	$28,727,977
NET ASSETS CONSIST OF:
Capital	$9,474,971
Total distributable earnings (loss)	19,253,006
NET ASSETS	$28,727,977
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	382,831
Net Asset Value (offering and redemption price per share)	$75.04

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Dividends	$107,265
Interest	1
TOTAL INVESTMENT INCOME	107,266
EXPENSES:
Advisory fees	100,654
Management services fees	13,420
Administration fees	10,243
Transfer agency fees	8,261
Administrative services fees	40,867
Distribution fees	33,551
Custody fees	2,298
Fund accounting fees	5,973
Trustee fees	350
Compliance services fees	116
Other fees	14,561
Total Gross Expenses before reductions	230,294
Expenses reduced and reimbursed by the Advisor	(4,830)
TOTAL NET EXPENSES	225,464
NET INVESTMENT INCOME (LOSS)	(118,198)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,122,359
Change in net unrealized appreciation/depreciation on investment securities	2,172,241
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,294,600
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,176,402

See accompanying notes to financial statements.

118 :: ProFund VP Large-Cap Growth :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(118,198)	$(140,157)
Net realized gains (losses) on investments	1,122,359	4,081,236
Change in net unrealized appreciation/depreciation on investments	2,172,241	3,170,326
Change in net assets resulting from operations	3,176,402	7,111,405
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(3,932,438)	(2,722,527)
Change in net assets resulting from distributions	(3,932,438)	(2,722,527)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	8,827,551	43,774,938
Distributions reinvested	3,932,438	2,722,527
Value of shares redeemed	(13,238,781)	(49,864,282)
Change in net assets resulting from capital transactions	(478,792)	(3,366,817)
Change in net assets	(1,234,828)	1,022,061
NET ASSETS:
Beginning of period	29,962,805	28,940,744
End of period	$28,727,977	$29,962,805
SHARE TRANSACTIONS:
Issued	112,434	650,844
Reinvested	57,737	35,998
Redeemed	(175,289)	(748,650)
Change in shares	(5,118)	(61,808)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Large-Cap Growth :: 119

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016
Net Asset Value, Beginning of Period	$77.23	$64.35	$65.02	$69.22	$57.48	$59.38

Investment Activities:
Net investment income (loss)(a)	(0.34)	(0.35)	(0.10)	(0.22)	(0.04)	(0.06)
Net realized and unrealized gains (losses) on investments	9.52	20.11	17.13	(0.74)	14.41	3.07
Total income (loss) from investment activities	9.18	19.76	17.03	(0.96)	14.37	3.01

Distributions to Shareholders From:
Net investment income	—	—	—	—	—	(0.03)
Net realized gains on investments	(11.37)	(6.88)	(17.70)	(3.24)	(2.63)	(4.88)
Total distributions	(11.37)	(6.88)	(17.70)	(3.24)	(2.63)	(4.91)

Net Asset Value, End of Period	$75.04	$77.23	$64.35	$65.02	$69.22	$57.48

Total Return(b)	13.38%	30.93%	28.89%	(1.86)%	25.29%	5.01%

Ratios to Average Net Assets:
Gross expenses(c)	1.72%	1.75%	1.73%	1.69%	1.68%	1.68%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.88)%	(0.52)%	(0.14)%	(0.30)%	(0.07)%	(0.10)%

Supplemental Data:
Net assets, end of period (000's)	$28,728	$29,963	$28,941	$24,821	$34,398	$26,012
Portfolio turnover rate(b)(d)	21%	150%	136%	149%	154%	150%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

120 :: ProFund VP Large-Cap Value :: Financial Statements

Investment Objective: The ProFund VP Large-Cap Value seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Value Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	3.1%
JPMorgan Chase & Co.	2.8%
The Walt Disney Co.	1.9%
Bank of America Corp.	1.8%
Exxon Mobil Corp.	1.6%

S&P 500® Value Index – Composition

% of Index
Financials	19%
Health Care	15%
Industrials	12%
Information Technology	11%
Consumer Staples	9%
Consumer Discretionary	8%
Communication Services	7%
Energy	6%
Utilities	5%
Real Estate	4%
Materials	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.2%)

	Shares	Value
3M Co. (Industrial Conglomerates)	527	$104,678
A.O. Smith Corp. (Building Products)	122	8,791
Abbott Laboratories (Health Care Equipment & Supplies)	662	76,746
AbbVie, Inc. (Biotechnology)	418	47,084
Accenture PLC—Class A (IT Services)	254	74,877
Activision Blizzard, Inc. (Entertainment)	290	27,678
Advance Auto Parts, Inc. (Specialty Retail)	59	12,103
Aflac, Inc. (Insurance)	575	30,855
Agilent Technologies, Inc. (Life Sciences Tools & Services)	78	11,529
Air Products & Chemicals, Inc. (Chemicals)	108	31,069
Akamai Technologies, Inc.* (IT Services)	53	6,180
Alaska Air Group, Inc.* (Airlines)	113	6,815
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	125	22,743
Alexion Pharmaceuticals, Inc.* (Biotechnology)	54	9,920
Allegion PLC (Building Products)	47	6,547
Alliant Energy Corp. (Electric Utilities)	227	12,658
Altria Group, Inc. (Tobacco)	1,683	80,245
Amcor PLC (Containers & Packaging)	1,404	16,090
Ameren Corp. (Multi-Utilities)	232	18,569
American Airlines Group, Inc.* (Airlines)	584	12,387
American Electric Power Co., Inc. (Electric Utilities)	454	38,404
American Express Co. (Consumer Finance)	592	97,816
American International Group, Inc. (Insurance)	780	37,128
American Tower Corp. (Equity Real Estate Investment Trusts)	203	54,837
American Water Works Co., Inc. (Water Utilities)	83	12,793
Ameriprise Financial, Inc. (Capital Markets)	105	26,132
AmerisourceBergen Corp. (Health Care Providers & Services)	135	15,456
AMETEK, Inc. (Electrical Equipment)	106	14,151
Amgen, Inc. (Biotechnology)	261	63,619
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	207	14,161
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	191	32,883
Anthem, Inc. (Health Care Providers & Services)	223	85,141
Aon PLC (Insurance)	98	23,398
APA Corp. (Oil, Gas & Consumable Fuels)	344	7,441
Aptiv PLC* (Auto Components)	82	12,901
Archer-Daniels-Midland Co. (Food Products)	507	30,724
Arthur J. Gallagher & Co. (Insurance)	105	14,708
Assurant, Inc. (Insurance)	55	8,590
AT&T, Inc. (Diversified Telecommunication Services)	6,495	186,926
Atmos Energy Corp. (Gas Utilities)	118	11,341
Automatic Data Processing, Inc. (IT Services)	201	39,923
AutoZone, Inc.* (Specialty Retail)	9	13,430
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	127	26,504
Avery Dennison Corp. (Containers & Packaging)	43	9,040
Baker Hughes Co.—Class A (Energy Equipment & Services)	662	15,140
Ball Corp. (Containers & Packaging)	107	8,669
Bank of America Corp. (Banks)	6,857	282,714
Baxter International, Inc. (Health Care Equipment & Supplies)	457	36,789
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	264	64,202
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	1,724	479,134

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 121

Common Stocks, continued

	Shares	Value
Best Buy Co., Inc. (Specialty Retail)	101	$11,613
Biogen, Inc.* (Biotechnology)	64	22,161
BlackRock, Inc.—Class A (Capital Markets)	38	33,249
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	24	52,514
BorgWarner, Inc. (Auto Components)	219	10,630
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	129	14,782
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,292	55,246
Bristol-Myers Squibb Co. (Pharmaceuticals)	976	65,216
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	118	56,267
Broadridge Financial Solutions, Inc. (IT Services)	52	8,400
Brown-Forman Corp.—Class B (Beverages)	84	6,295
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	121	11,334
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	363	6,338
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	80	8,300
Campbell Soup Co. (Food Products)	184	8,389
Capital One Financial Corp. (Consumer Finance)	411	63,578
Cardinal Health, Inc. (Health Care Providers & Services)	264	15,072
CarMax, Inc.* (Specialty Retail)	149	19,243
Carnival Corp.*—Class A (Hotels, Restaurants & Leisure)	726	19,137
Carrier Global Corp. (Building Products)	267	12,976
Caterpillar, Inc. (Machinery)	264	57,454
Cboe Global Markets, Inc. (Capital Markets)	47	5,595
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	304	26,062
CDW Corp. (Electronic Equipment, Instruments & Components)	72	12,575
Celanese Corp.—Series A (Chemicals)	102	15,463
Centene Corp.* (Health Care Providers & Services)	530	38,653
CenterPoint Energy, Inc. (Multi-Utilities)	529	12,971
Cerner Corp. (Health Care Technology)	157	12,271
CF Industries Holdings, Inc. (Chemicals)	195	10,033
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,759	184,238
Chubb, Ltd. (Insurance)	409	65,007
Church & Dwight Co., Inc. (Household Products)	74	6,306
Cigna Corp. (Health Care Providers & Services)	311	73,729
Cincinnati Financial Corp. (Insurance)	136	15,860
Cintas Corp. (Commercial Services & Supplies)	28	10,696
Cisco Systems, Inc. (Communications Equipment)	3,832	203,097
Citigroup, Inc. (Banks)	1,879	132,939
Citizens Financial Group, Inc. (Banks)	387	17,752
Citrix Systems, Inc. (Software)	39	4,574
CME Group, Inc. (Capital Markets)	326	69,334
CMS Energy Corp. (Multi-Utilities)	263	15,538
Cognizant Technology Solutions Corp.—Class A (IT Services)	235	16,276
Colgate-Palmolive Co. (Household Products)	369	30,018
Comcast Corp.—Class A (Media)	2,334	133,084
Comerica, Inc. (Banks)	127	9,060
Conagra Brands, Inc. (Food Products)	437	15,898
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,227	74,724
Consolidated Edison, Inc. (Multi-Utilities)	311	22,305
Constellation Brands, Inc.—Class A (Beverages)	154	36,019
Corning, Inc. (Electronic Equipment, Instruments & Components)	373	15,256
Corteva, Inc. (Chemicals)	670	29,715
Costco Wholesale Corp. (Food & Staples Retailing)	189	74,782
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	158	30,826
CSX Corp. (Road & Rail)	993	31,855
Cummins, Inc. (Machinery)	76	18,530
CVS Health Corp. (Health Care Providers & Services)	1,197	99,878
Danaher Corp. (Health Care Equipment & Supplies)	184	49,378
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	119	17,373
Deere & Co. (Machinery)	71	25,042
Delta Air Lines, Inc.* (Airlines)	581	25,134
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	199	12,589
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	542	15,821
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	165	15,492
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	256	38,517
Discover Financial Services (Consumer Finance)	277	32,766
Discovery, Inc.*(a) (Media)	154	4,725
Discovery, Inc.*—Class C (Media)	273	7,912
DISH Network Corp.*—Class A (Media)	227	9,489
Dollar Tree, Inc.* (Multiline Retail)	211	20,995
Dominion Energy, Inc. (Multi-Utilities)	734	53,999
Dover Corp. (Machinery)	131	19,729
Dow, Inc. (Chemicals)	347	21,958
DR Horton, Inc. (Household Durables)	119	10,754
DTE Energy Co. (Multi-Utilities)	175	22,680
Duke Energy Corp. (Electric Utilities)	700	69,104
Duke Realty Corp. (Equity Real Estate Investment Trusts)	201	9,517
DuPont de Nemours, Inc. (Chemicals)	484	37,466
DXC Technology Co.* (IT Services)	232	9,034
Eastman Chemical Co. (Chemicals)	124	14,477
Eaton Corp. PLC (Electrical Equipment)	362	53,642
Ecolab, Inc. (Chemicals)	122	25,128
Edison International (Electric Utilities)	345	19,948
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	242	25,064
Electronic Arts, Inc. (Entertainment)	119	17,116
Eli Lilly & Co. (Pharmaceuticals)	283	64,954
Emerson Electric Co. (Electrical Equipment)	327	31,470
Entergy Corp. (Electric Utilities)	182	18,145

See accompanying notes to financial statements.

122 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued

	Shares		Value
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	531		$44,307
Equifax, Inc. (Professional Services)	55		13,173
Equinix, Inc. (Equity Real Estate Investment Trusts)	33		26,486
Equity Residential (Equity Real Estate Investment Trusts)	312		24,024
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	59		17,701
Everest Re Group, Ltd. (Insurance)	36		9,072
Evergy, Inc. (Electric Utilities)	209		12,630
Eversource Energy (Electric Utilities)	312		25,035
Exelon Corp. (Electric Utilities)	888		39,347
Expedia Group, Inc.* (Internet & Direct Marketing Retail)	83		13,588
Expeditors International of Washington, Inc. (Air Freight & Logistics)	53		6,710
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	63		10,321
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	3,850		242,858
F5 Networks, Inc.* (Communications Equipment)	31		5,786
Fastenal Co. (Trading Companies & Distributors)	131		6,812
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	64		7,499
FedEx Corp. (Air Freight & Logistics)	80		23,866
Fidelity National Information Services, Inc. (IT Services)	564		79,902
Fifth Third Bancorp (Banks)	640		24,467
First Horizon Corp. (Banks)	—	(b)	8
First Republic Bank (Banks)	75		14,038
FirstEnergy Corp. (Electric Utilities)	495		18,419
Fiserv, Inc.* (IT Services)	173		18,492
FleetCor Technologies, Inc.* (IT Services)	43		11,011
Ford Motor Co.* (Automobiles)	3,566		52,991
Fortive Corp. (Machinery)	307		21,410
Fortune Brands Home & Security, Inc. (Building Products)	54		5,379
Fox Corp.—Class A (Media)	297		11,028
Fox Corp.—Class B (Media)	138		4,858
Franklin Resources, Inc. (Capital Markets)	247		7,902
Freeport-McMoRan, Inc. (Metals & Mining)	507		18,815
Garmin, Ltd. (Household Durables)	60		8,678
Gartner, Inc.* (IT Services)	36		8,719
General Dynamics Corp. (Aerospace & Defense)	208		39,158
General Electric Co. (Industrial Conglomerates)	7,983		107,451
General Mills, Inc. (Food Products)	554		33,755
General Motors Co.* (Automobiles)	1,161		68,696
Genuine Parts Co. (Distributors)	131		16,568
Gilead Sciences, Inc. (Biotechnology)	1,140		78,500
Global Payments, Inc. (IT Services)	269		50,448
Globe Life, Inc. (Insurance)	87		8,287
Halliburton Co. (Energy Equipment & Services)	809		18,704
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	318		5,937
Hartford Financial Services Group, Inc. (Insurance)	325		20,140
Hasbro, Inc. (Leisure Products)	116		10,964
HCA Healthcare, Inc. (Health Care Providers & Services)	238		49,204
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	490		16,312
Henry Schein, Inc.* (Health Care Providers & Services)	128		9,496
Hess Corp. (Oil, Gas & Consumable Fuels)	117		10,216
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,188		17,321
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	160		19,299
Hologic, Inc.* (Health Care Equipment & Supplies)	65		4,337
Honeywell International, Inc. (Industrial Conglomerates)	632		138,629
Hormel Foods Corp. (Food Products)	256		12,224
Host Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	642		10,972
Howmet Aerospace, Inc.* (Aerospace & Defense)	356		12,271
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,092		32,968
Humana, Inc. (Health Care Providers & Services)	56		24,792
Huntington Bancshares, Inc. (Banks)	1,342		19,150
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	36		7,587
IDEX Corp. (Machinery)	37		8,142
IHS Markit, Ltd. (Professional Services)	119		13,407
Illinois Tool Works, Inc. (Machinery)	147		32,863
Illumina, Inc.* (Life Sciences Tools & Services)	66		31,232
Incyte Corp.* (Biotechnology)	63		5,300
Ingersoll Rand, Inc.* (Machinery)	340		16,595
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,672		206,145
Intercontinental Exchange, Inc. (Capital Markets)	236		28,013
International Business Machines Corp. (IT Services)	812		119,031
International Flavors & Fragrances, Inc. (Chemicals)	227		33,914
International Paper Co. (Containers & Packaging)	357		21,887
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	32		29,428
Invesco, Ltd. (Capital Markets)	344		9,195
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	18		3,794
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	63		15,266
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	262		11,088
J.B. Hunt Transport Services, Inc. (Road & Rail)	32		5,214
Jack Henry & Associates, Inc. (IT Services)	34		5,559
Jacobs Engineering Group, Inc. (Construction & Engineering)	44		5,871

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 123

Common Stocks, continued

	Shares	Value
Johnson & Johnson (Pharmaceuticals)	1,437	$236,732
Johnson Controls International PLC (Building Products)	651	44,679
JPMorgan Chase & Co. (Banks)	2,753	428,201
Juniper Networks, Inc. (Communications Equipment)	298	8,150
Kansas City Southern (Road & Rail)	40	11,335
Kellogg Co. (Food Products)	229	14,732
KeyCorp (Banks)	882	18,213
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	72	11,118
Kimberly-Clark Corp. (Household Products)	190	25,418
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	395	8,236
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,771	32,285
L Brands, Inc. (Specialty Retail)	95	6,846
L3Harris Technologies, Inc. (Aerospace & Defense)	81	17,508
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	89	24,551
Lamb Weston Holding, Inc. (Food Products)	84	6,775
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	299	15,754
Leggett & Platt, Inc. (Household Durables)	121	6,269
Leidos Holdings, Inc. (IT Services)	121	12,233
Lennar Corp.—Class A (Household Durables)	250	24,838
Lincoln National Corp. (Insurance)	163	10,243
Linde PLC (Chemicals)	199	57,531
Live Nation Entertainment, Inc.* (Entertainment)	131	11,474
LKQ Corp.* (Distributors)	252	12,403
Lockheed Martin Corp. (Aerospace & Defense)	120	45,402
Loews Corp. (Insurance)	204	11,149
Lowe's Cos., Inc. (Specialty Retail)	186	36,078
Lumen Technologies, Inc. (Diversified Telecommunication Services)	906	12,313
LyondellBasell Industries N.V.—Class A (Chemicals)	234	24,072
M&T Bank Corp. (Banks)	117	17,001
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	717	9,766
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	593	35,829
Marriott International, Inc.*—Class A (Hotels, Restaurants & Leisure)	242	33,080
Marsh & McLennan Cos., Inc. (Insurance)	236	33,200
Martin Marietta Materials, Inc. (Construction Materials)	56	19,701
Masco Corp. (Building Products)	129	7,599
Mastercard, Inc.—Class A (IT Services)	254	92,733
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	98	10,325
McCormick & Co., Inc. (Food Products)	127	11,217
McDonald's Corp. (Hotels, Restaurants & Leisure)	407	94,014
McKesson Corp. (Health Care Providers & Services)	144	27,539
Medtronic PLC (Health Care Equipment & Supplies)	1,223	151,811
Merck & Co., Inc. (Pharmaceuticals)	1,197	93,091
MetLife, Inc. (Insurance)	677	40,518
MGM Resorts International (Hotels, Restaurants & Leisure)	370	15,781
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	70	10,482
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,020	86,680
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	103	17,347
Mohawk Industries, Inc.* (Household Durables)	53	10,186
Molson Coors Beverage Co.*—Class B (Beverages)	170	9,127
Mondelez International, Inc.—Class A (Food Products)	1,277	79,736
Moody's Corp. (Capital Markets)	40	14,495
Morgan Stanley (Capital Markets)	1,354	124,148
Motorola Solutions, Inc. (Communications Equipment)	85	18,432
Nasdaq, Inc. (Capital Markets)	36	6,329
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	203	16,609
Newell Brands, Inc. (Household Durables)	345	9,477
Newmont Corp. (Metals & Mining)	328	20,789
News Corp.—Class A (Media)	357	9,200
News Corp.—Class B (Media)	111	2,703
NextEra Energy, Inc. (Electric Utilities)	1,016	74,452
Nielsen Holdings PLC (Professional Services)	326	8,042
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	418	64,577
NiSource, Inc. (Multi-Utilities)	357	8,747
Norfolk Southern Corp. (Road & Rail)	125	33,176
Northern Trust Corp. (Capital Markets)	189	21,852
Northrop Grumman Corp. (Aerospace & Defense)	136	49,426
NortonLifelock, Inc. (Software)	527	14,345
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	337	9,911
NOV, Inc.* (Energy Equipment & Services)	357	5,469
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	92	3,708
Nucor Corp. (Metals & Mining)	272	26,092
NVR, Inc.* (Household Durables)	3	14,920
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	237	48,756
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	764	23,890
Omnicom Group, Inc. (Media)	195	15,598
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	405	22,534
Oracle Corp. (Software)	744	57,912
O'Reilly Automotive, Inc.* (Specialty Retail)	21	11,890
Organon & Co.* (Pharmaceuticals)	119	3,601
Otis Worldwide Corp. (Machinery)	175	14,310
PACCAR, Inc. (Machinery)	315	28,114
Packaging Corp. of America (Containers & Packaging)	87	11,782

See accompanying notes to financial statements.

124 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Parker-Hannifin Corp. (Machinery)	56	$17,198
Paychex, Inc. (IT Services)	137	14,700
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	54	4,130
Pentair PLC (Machinery)	152	10,258
People's United Financial, Inc. (Banks)	390	6,685
PepsiCo, Inc. (Beverages)	729	108,016
Perrigo Co. PLC (Pharmaceuticals)	121	5,548
Pfizer, Inc. (Pharmaceuticals)	5,091	199,364
Philip Morris International, Inc. (Tobacco)	1,417	140,439
Phillips 66 (Oil, Gas & Consumable Fuels)	398	34,156
Pinnacle West Capital Corp. (Electric Utilities)	102	8,361
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	211	34,292
PPG Industries, Inc. (Chemicals)	216	36,670
PPL Corp. (Electric Utilities)	700	19,579
Principal Financial Group, Inc. (Insurance)	230	14,534
Prologis, Inc. (Equity Real Estate Investment Trusts)	673	80,443
Prudential Financial, Inc. (Insurance)	358	36,684
Public Service Enterprise Group, Inc. (Multi-Utilities)	459	27,421
Public Storage (Equity Real Estate Investment Trusts)	79	23,755
PulteGroup, Inc. (Household Durables)	117	6,385
PVH Corp.* (Textiles, Apparel & Luxury Goods)	65	6,993
Quanta Services, Inc. (Construction & Engineering)	53	4,800
Quest Diagnostics, Inc. (Health Care Providers & Services)	118	15,572
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	43	5,066
Raymond James Financial, Inc. (Capital Markets)	111	14,419
Raytheon Technologies Corp. (Aerospace & Defense)	1,378	117,558
Realty Income Corp. (Equity Real Estate Investment Trusts)	340	22,692
Regency Centers Corp. (Equity Real Estate Investment Trusts)	144	9,226
Regions Financial Corp. (Banks)	876	17,678
Republic Services, Inc.—Class A (Commercial Services & Supplies)	191	21,012
Robert Half International, Inc. (Professional Services)	102	9,075
Rockwell Automation, Inc. (Electrical Equipment)	46	13,157
Roper Technologies, Inc. (Industrial Conglomerates)	43	20,219
Ross Stores, Inc. (Specialty Retail)	324	40,176
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	199	16,971
SBA Communications Corp. (Equity Real Estate Investment Trusts)	34	10,836
Schlumberger, Ltd. (Energy Equipment & Services)	1,271	40,685
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	180	15,827
Sealed Air Corp. (Containers & Packaging)	46	2,726
Sempra Energy (Multi-Utilities)	287	38,022
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	299	39,013
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	72	13,806
Snap-on, Inc. (Machinery)	49	10,948
Southwest Airlines Co.* (Airlines)	538	28,562
Stanley Black & Decker, Inc. (Machinery)	147	30,134
Starbucks Corp. (Hotels, Restaurants & Leisure)	450	50,315
State Street Corp. (Capital Markets)	316	26,000
STERIS PLC (Health Care Equipment & Supplies)	37	7,633
Stryker Corp. (Health Care Equipment & Supplies)	153	39,739
Synchrony Financial (Consumer Finance)	492	23,872
Sysco Corp. (Food & Staples Retailing)	465	36,154
T. Rowe Price Group, Inc. (Capital Markets)	83	16,432
Tapestry, Inc.* (Textiles, Apparel & Luxury Goods)	253	11,000
Target Corp. (Multiline Retail)	154	37,227
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	186	25,148
Teledyne Technologies, Inc.* (Aerospace & Defense)	22	9,214
Teleflex, Inc. (Health Care Equipment & Supplies)	23	9,241
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	395	75,959
Textron, Inc. (Aerospace & Defense)	205	14,098
The AES Corp. (Independent Power and Renewable Electricity Producers)	376	9,802
The Allstate Corp. (Insurance)	272	35,480
The Bank of New York Mellon Corp. (Capital Markets)	734	37,603
The Boeing Co.* (Aerospace & Defense)	500	119,781
The Charles Schwab Corp. (Capital Markets)	1,364	99,313
The Clorox Co. (Household Products)	36	6,477
The Coca-Cola Co. (Beverages)	2,294	124,129
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	27	10,699
The Estee Lauder Co., Inc. (Personal Products)	94	29,900
The Gap, Inc. (Specialty Retail)	189	6,360
The Goldman Sachs Group, Inc. (Capital Markets)	309	117,275
The Hershey Co. (Food Products)	79	13,760
The Home Depot, Inc. (Specialty Retail)	271	86,420
The Interpublic Group of Cos., Inc. (Media)	358	11,631
The JM Smucker Co.—Class A (Food Products)	100	12,957
The Kraft Heinz Co. (Food Products)	589	24,019
The Kroger Co. (Food & Staples Retailing)	688	26,357
The Mosaic Co. (Chemicals)	315	10,052
The PNC Financial Services Group, Inc. (Banks)	386	73,633
The Procter & Gamble Co. (Household Products)	1,158	156,249
The Progressive Corp. (Insurance)	191	18,758
The Sherwin-Williams Co. (Chemicals)	68	18,527
The Southern Co. (Electric Utilities)	963	58,271

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 125

Common Stocks, continued

	Shares	Value
The TJX Cos., Inc. (Specialty Retail)	1,097	$73,961
The Travelers Cos., Inc. (Insurance)	229	34,284
The Walt Disney Co.* (Entertainment)	1,653	290,547
The Western Union Co. (IT Services)	372	8,545
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,105	29,338
T-Mobile US, Inc.* (Wireless Telecommunication Services)	165	23,897
Trane Technologies PLC (Building Products)	117	21,544
TransDigm Group, Inc.* (Aerospace & Defense)	21	13,593
Truist Financial Corp. (Banks)	1,223	67,877
Tyson Foods, Inc.—Class A (Food Products)	268	19,768
U.S. Bancorp (Banks)	1,233	70,244
UDR, Inc. (Equity Real Estate Investment Trusts)	270	13,225
Ulta Beauty, Inc.* (Specialty Retail)	25	8,644
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	172	3,638
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	179	3,324
Union Pacific Corp. (Road & Rail)	314	69,059
United Airlines Holdings , Inc.* (Airlines)	294	15,373
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	197	40,970
UnitedHealth Group, Inc. (Health Care Providers & Services)	413	165,381
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	71	10,397
Unum Group (Insurance)	185	5,254
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	372	29,046
Ventas, Inc. (Equity Real Estate Investment Trusts)	341	19,471
VeriSign, Inc.* (IT Services)	52	11,840
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,765	210,953
VF Corp. (Textiles, Apparel & Luxury Goods)	292	23,956
ViacomCBS, Inc.—Class B (Media)	551	24,904
Viatris, Inc. (Pharmaceuticals)	1,101	15,733
Visa, Inc.—Class A (IT Services)	616	144,032
Vornado Realty Trust (Equity Real Estate Investment Trusts)	143	6,674
Vulcan Materials Co. (Construction Materials)	70	12,185
W.R. Berkley Corp. (Insurance)	127	9,453
W.W. Grainger, Inc. (Trading Companies & Distributors)	16	7,008
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	652	34,302
Walmart, Inc. (Food & Staples Retailing)	1,250	176,274
Waste Management, Inc. (Commercial Services & Supplies)	216	30,264
Waters Corp.* (Life Sciences Tools & Services)	26	8,986
WEC Energy Group, Inc. (Multi-Utilities)	288	25,618
Wells Fargo & Co. (Banks)	3,758	170,200
Welltower, Inc. (Equity Real Estate Investment Trusts)	379	31,495
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	279	19,857
Westinghouse Air Brake Technologies Corp. (Machinery)	162	13,333
WestRock Co. (Containers & Packaging)	241	12,826
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	682	23,474
Whirlpool Corp. (Household Durables)	57	12,427
Willis Towers Watson PLC (Insurance)	117	26,912
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	97	11,863
Xcel Energy, Inc. (Electric Utilities)	489	32,215
Xylem, Inc. (Machinery)	89	10,676
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	155	17,830
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	14	7,413
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	189	30,395
Zions Bancorp (Banks)	149	7,876
Zoetis, Inc. (Pharmaceuticals)	116	21,618
TOTAL COMMON STOCKS (Cost $9,112,846)		15,580,687

Collateral for Securities Loaned(c)(NM)
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(d)	4,123	4,123
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $4,123)		4,123
TOTAL INVESTMENT SECURITIES (Cost $9,116,969)—100.2%		15,584,810
Net other assets (liabilities)—(0.2)%		(33,808)
NET ASSETS—100.0%		$15,551,002

*      Non-income producing security.

(a)    All or part of this security was on loan as of June 30, 2021. The total value of securities on loan as of June 30, 2021 was $4,080.

(b)    Number of shares is less than 0.50

(c)    Securities were purchased with cash collateral held from securities on loan at June 30, 2021.

(d)    Rate periodically changes. Rate disclosed is the daily yield on June 30, 2021.

NM  Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

126 :: ProFund VP Large-Cap Value :: Financial Statements

ProFund VP Large-Cap Value invested in the following industries as of June 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$445,596	2.8%
Air Freight & Logistics	82,880	0.5%
Airlines	88,271	0.6%
Auto Components	23,531	0.2%
Automobiles	121,687	0.8%
Banks	1,377,736	8.9%
Beverages	283,586	1.8%
Biotechnology	226,584	1.5%
Building Products	107,515	0.7%
Capital Markets	657,286	4.2%
Chemicals	366,075	2.4%
Commercial Services & Supplies	61,972	0.4%
Communications Equipment	235,465	1.5%
Construction & Engineering	10,671	0.1%
Construction Materials	31,886	0.2%
Consumer Finance	218,032	1.4%
Containers & Packaging	83,020	0.5%
Distributors	28,971	0.2%
Diversified Financial Services	479,134	3.1%
Diversified Telecommunication Services	410,192	2.6%
Electric Utilities	446,568	2.8%
Electrical Equipment	112,420	0.7%
Electronic Equipment, Instruments & Components	89,465	0.6%
Energy Equipment & Services	79,998	0.5%
Entertainment	346,815	2.2%
Equity Real Estate Investment Trusts	628,016	4.0%
Food & Staples Retailing	347,869	2.3%
Food Products	283,954	1.8%
Gas Utilities	11,341	0.1%
Health Care Equipment & Supplies	603,297	3.9%
Health Care Providers & Services	654,861	4.2%
Health Care Technology	12,271	0.1%
Hotels, Restaurants & Leisure	333,758	2.0%
Household Durables	103,934	0.7%
Household Products	224,468	1.4%
Independent Power and Renewable Electricity Producers	13,510	0.1%
Industrial Conglomerates	370,977	2.3%
Insurance	509,514	3.3%
Internet & Direct Marketing Retail	66,102	0.4%
IT Services	731,935	4.6%
Leisure Products	10,964	0.1%
Life Sciences Tools & Services	67,013	0.4%
Machinery	334,736	2.2%
Media	235,132	1.5%
Metals & Mining	65,696	0.4%
Multiline Retail	58,222	0.4%
Multi-Utilities	245,870	1.6%
Oil, Gas & Consumable Fuels	852,571	5.5%
Personal Products	29,900	0.2%
Pharmaceuticals	705,857	4.6%
Professional Services	43,697	0.3%
Real Estate Management & Development	26,062	0.2%
Road & Rail	150,639	1.0%
Semiconductors & Semiconductor Equipment	541,303	3.5%
Software	76,831	0.5%
Specialty Retail	326,764	2.1%
Technology Hardware, Storage & Peripherals	102,582	0.7%
Textiles, Apparel & Luxury Goods	124,491	0.8%
Tobacco	220,684	1.4%
Trading Companies & Distributors	13,820	0.1%
Water Utilities	12,793	0.1%
Wireless Telecommunication Services	23,897	0.2%
Other**	(29,685)	(0.2)%
Total	$15,551,002	100.0%

**   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 127

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$9,116,969
Securities, at value(a)	15,584,810
Total Investment Securities, at value	15,584,810
Dividends receivable	15,934
Receivable for capital shares issued	125
Prepaid expenses	277
TOTAL ASSETS	15,601,146
LIABILITIES:
Cash overdraft	9,622
Payable for capital shares redeemed	1,305
Payable for collateral for securities loaned	4,123
Advisory fees payable	9,598
Management services fees payable	1,280
Administration fees payable	1,009
Administrative services fees payable	6,067
Distribution fees payable	5,463
Transfer agency fees payable	1,703
Fund accounting fees payable	681
Compliance services fees payable	130
Other accrued expenses	9,163
TOTAL LIABILITIES	50,144
NET ASSETS	$15,551,002
NET ASSETS CONSIST OF:
Capital	$12,042,329
Total distributable earnings (loss)	3,508,673
NET ASSETS	$15,551,002
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	335,910
Net Asset Value (offering and redemption price per share)	$46.30
(a) Includes securities on loan valued at:	$4,080

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Dividends	$172,340
Income from securities lending	307
TOTAL INVESTMENT INCOME	172,647
EXPENSES:
Advisory fees	58,574
Management services fees	7,810
Administration fees	6,039
Transfer agency fees	4,943
Administrative services fees	24,231
Distribution fees	19,524
Custody fees	1,457
Fund accounting fees	4,146
Trustee fees	197
Compliance services fees	75
Other fees	9,081
Total Gross Expenses before reductions	136,077
Expenses reduced and reimbursed by the Advisor	(4,871)
TOTAL NET EXPENSES	131,206
NET INVESTMENT INCOME (LOSS)	41,441
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	284,719
Change in net unrealized appreciation/depreciation on investment securities	1,863,448
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,148,167
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,189,608

See accompanying notes to financial statements.

128 :: ProFund VP Large-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$41,441	$147,146
Net realized gains (losses) on investments	284,719	(961,353)
Change in net unrealized appreciation/depreciation on investments	1,863,448	(977,130)
Change in net assets resulting from operations	2,189,608	(1,791,337)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(149,392)	(1,869,000)
Change in net assets resulting from distributions	(149,392)	(1,869,000)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	5,290,458	13,542,534
Distributions reinvested	149,392	1,869,000
Value of shares redeemed	(6,535,841)	(19,346,347)
Change in net assets resulting from capital transactions	(1,095,991)	(3,934,813)
Change in net assets	944,225	(7,595,150)
NET ASSETS:
Beginning of period	14,606,777	22,201,927
End of period	$15,551,002	$14,606,777
SHARE TRANSACTIONS:
Issued	117,481	345,274
Reinvested	3,267	50,418
Redeemed	(145,483)	(501,456)
Change in shares	(24,735)	(105,764)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Large-Cap Value :: 129

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016
Net Asset Value, Beginning of Period	$40.50	$47.60	$41.32	$46.62	$41.52	$36.40

Investment Activities:
Net investment income (loss)(a)	0.12	0.43	0.37	0.38	0.35	0.38
Net realized and unrealized gains (losses) on investments	6.11	(1.06)	11.15	(5.29)	5.21	5.20
Total income (loss) from investment activities	6.23	(0.63)	11.52	(4.91)	5.56	5.58

Distributions to Shareholders From:
Net investment income	(0.43)	(0.50)	(0.46)	(0.39)	(0.46)	(0.46)
Net realized gains on investments	—	(5.97)	(4.78)	—	—	—
Total distributions	(0.43)	(6.47)	(5.24)	(0.39)	(0.46)	(0.46)

Net Asset Value, End of Period	$46.30	$40.50	$47.60	$41.32	$46.62	$41.52

Total Return(b)	15.40%	(0.06)%	29.77%	(10.63)%	13.43%	15.43%

Ratios to Average Net Assets:
Gross expenses(c)	1.74%	1.77%	1.74%	1.70%	1.68%	1.69%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.53%	1.05%	0.81%	0.84%	0.81%	1.01%

Supplemental Data:
Net assets, end of period (000's)	$15,551	$14,607	$22,202	$15,394	$20,450	$25,426
Portfolio turnover rate(b)(d)	26%	97%	110%	116%	72%	138%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

130 :: ProFund VP Mid-Cap :: Financial Statements

Investment Objective: The ProFund VP Mid-Cap seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	12%
Swap Agreements	88%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400® Index – Composition

% of Index
Industrials	19%
Financials	15%
Consumer Discretionary	15%
Information Technology	14%
Health Care	11%
Real Estate	10%
Materials	6%
Consumer Staples	3%
Utilities	3%
Energy	2%
Communication Services	2%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (99.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $18,181,000	$18,181,000	$18,181,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,181,000)		18,181,000
TOTAL INVESTMENT SECURITIES (Cost $18,181,000)—99.8%		18,181,000
Net other assets (liabilities)—0.2%		31,608
NET ASSETS—100.0%		$18,212,608

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2021, the aggregate amount held in a segregated account was $2,677,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap400 Futures Contracts	8	9/20/21	$2,153,920	$(40,575)

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	7/27/21	0.54%	$5,033,656	$(5,295)
S&P MidCap 400	UBS AG	7/27/21	0.44%	11,010,954	(11,533)
				$16,044,610	$(16,828)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap :: 131

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$18,181,000
Repurchase agreements, at value	18,181,000
Total Investment Securities, at value	18,181,000
Cash	225
Segregated cash balances for futures contracts with brokers	118,800
Variation margin on futures contracts	2,080
Prepaid expenses	273
TOTAL ASSETS	18,302,378
LIABILITIES:
Payable for capital shares redeemed	22,754
Unrealized depreciation on swap agreements	16,828
Advisory fees payable	11,734
Management services fees payable	1,565
Administration fees payable	1,151
Administrative services fees payable	11,419
Distribution fees payable	11,937
Transfer agency fees payable	1,992
Fund accounting fees payable	627
Compliance services fees payable	129
Other accrued expenses	9,634
TOTAL LIABILITIES	89,770
NET ASSETS	$18,212,608
NET ASSETS CONSIST OF:
Capital	$16,502,781
Total distributable earnings (loss)	1,709,827
NET ASSETS	$18,212,608
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	890,869
Net Asset Value (offering and redemption price per share)	$20.44

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Interest	$165
EXPENSES:
Advisory fees	62,923
Management services fees	8,390
Administration fees	6,433
Transfer agency fees	5,371
Administrative services fees	19,970
Distribution fees	20,975
Custody fees	1,353
Fund accounting fees	3,625
Trustee fees	207
Compliance services fees	91
Other fees	8,306
TOTAL NET EXPENSES	137,644
NET INVESTMENT INCOME (LOSS)	(137,479)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	332,993
Net realized gains (losses) on swap agreements	2,005,195
Change in net unrealized appreciation/depreciation on futures contracts	(57,531)
Change in net unrealized appreciation/depreciation on swap agreements	(6,036)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,274,621
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,137,142

See accompanying notes to financial statements.

132 :: ProFund VP Mid-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(137,479)	$(114,283)
Net realized gains (losses) on investments	2,338,188	941,668
Change in net unrealized appreciation/depreciation on investments	(63,567)	(21,961)
Change in net assets resulting from operations	2,137,142	805,424
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(607,067)	(2,255,783)
Change in net assets resulting from distributions	(607,067)	(2,255,783)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	19,277,399	15,596,622
Distributions reinvested	607,067	2,255,783
Value of shares redeemed	(13,932,720)	(17,003,217)
Change in net assets resulting from capital transactions	5,951,746	849,188
Change in net assets	7,481,821	(601,171)
NET ASSETS:
Beginning of period	10,730,787	11,331,958
End of period	$18,212,608	$10,730,787
SHARE TRANSACTIONS:
Issued	951,445	855,896
Reinvested	30,429	145,347
Redeemed	(682,220)	(884,417)
Change in shares	299,654	116,826

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Mid-Cap :: 133

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020		Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016
Net Asset Value, Beginning of Period	$18.15	$23.89		$19.37	$29.47		$34.24	$29.46

Investment Activities:
Net investment income (loss)(a)	(0.17)	(0.26)		0.11	0.02		(0.33)	(0.44)
Net realized and unrealized gains (losses) on investments	3.12	1.63		4.44	(2.56)		4.53	5.77
Total income (loss) from investment activities	2.95	1.37		4.55	(2.54)		4.20	5.33

Distributions to Shareholders From:
Net investment income	—	(0.22)		(0.03)	—		—	—
Net realized gains on investments	(0.66)	(6.89)		—	(7.56)		(8.97)	(0.55)
Total distributions	(0.66)	(7.11)		(0.03)	(7.56)		(8.97)	(0.55)

Net Asset Value, End of Period	$20.44	$18.15		$23.89	$19.37		$29.47	$34.24

Total Return(b)	16.34%	10.76%		23.53%	(12.86	)%(c)	13.43%	18.19%

Ratios to Average Net Assets:
Gross expenses(d)	1.64%	1.70%		1.64%	1.52%		1.66%	1.68%
Net expenses(d)	1.64%	1.70	%(e)	1.64%	1.49	%(c)	1.66%	1.68%
Net investment income (loss)(d)	(1.64)%	(1.34)%		0.50%	0.08	%(c)	(0.96)%	(1.42)%

Supplemental Data:
Net assets, end of period (000's)	$18,213	$10,731		$11,332	$21,039		$38,793	$44,946
Portfolio turnover rate(f)	—	—		—	—		—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.52% and 0.05%, respectively, and the total return would have been (12.94)%.
(d)	Annualized for periods less than one year.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

134 :: ProFund VP Mid-Cap Growth :: Financial Statements

Investment Objective: The ProFund VP Mid-Cap Growth seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Growth Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Bio-Techne Corp.	1.6%
Cognex Corp.	1.3%
Fair Isaac Corp.	1.3%
SolarEdge Technologies, Inc.	1.3%
Graco, Inc.	1.2%

S&P MidCap 400® Growth Index – Composition

% of Index
Information Technology	20%
Industrials	19%
Health Care	18%
Consumer Discretionary	16%
Financials	9%
Real Estate	5%
Materials	5%
Consumer Staples	3%
Communication Services	2%
Energy	2%
Utilities	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.1%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	622	$39,031
ACI Worldwide, Inc.* (Software)	1,163	43,194
AGCO Corp. (Machinery)	473	61,670
Amedisys, Inc.* (Health Care Providers & Services)	594	145,487
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	981	45,832
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	588	13,918
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	5,223	54,267
AptarGroup, Inc. (Containers & Packaging)	731	102,954
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,895	156,944
ASGN, Inc.* (Professional Services)	970	94,021
Ashland Global Holdings, Inc. (Chemicals)	359	31,413
Aspen Technology, Inc.* (Software)	856	117,734
Axon Enterprise, Inc.* (Aerospace & Defense)	1,180	208,623
Bio-Techne Corp. (Life Sciences Tools & Services)	709	319,235
Blackbaud, Inc.* (Software)	401	30,705
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	795	48,885
Brighthouse Financial, Inc.* (Insurance)	1,565	71,270
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	1,355	129,104
Brown & Brown, Inc. (Insurance)	4,266	226,696
Brunswick Corp. (Leisure Products)	781	77,803
Builders FirstSource, Inc.* (Building Products)	1,851	78,964
Cable One, Inc. (Media)	99	189,369
CACI International, Inc.*—Class A (IT Services)	185	47,197
Callaway Golf Co.* (Leisure Products)	1,231	41,522
Camden Property Trust (Equity Real Estate Investment Trusts)	837	111,045
Carlisle Cos., Inc. (Industrial Conglomerates)	552	105,642
Casey's General Stores, Inc. (Food & Staples Retailing)	256	49,828
CDK Global, Inc. (Software)	1,110	55,156
Ceridian HCM Holding, Inc.* (Software)	1,413	135,535
ChampionX Corp.* (Energy Equipment & Services)	1,400	35,910
Chemed Corp. (Health Care Providers & Services)	291	138,080
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	279	33,162
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	632	125,300
Ciena Corp.* (Communications Equipment)	1,046	59,507
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	900	65,205
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	451	38,389
Clean Harbors, Inc.* (Commercial Services & Supplies)	357	33,251
Cleveland-Cliffs, Inc.* (Metals & Mining)	8,379	180,652
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	534	80,495
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	4,017	54,872
Cognex Corp. (Electronic Equipment, Instruments & Components)	3,221	270,725
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	152	40,180
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	234	23,016
Commerce Bancshares, Inc. (Banks)	922	68,744

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 135

Common Stocks, continued

	Shares	Value
CommVault Systems, Inc.* (Software)	411	$32,128
Compass Minerals International, Inc. (Metals & Mining)	298	17,659
Concentrix Corp.* (IT Services)	365	58,692
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	502	67,569
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	2,106	206,241
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,190	138,659
Curtiss-Wright Corp. (Aerospace & Defense)	276	32,778
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	2,235	159,846
Darling Ingredients, Inc.* (Food Products)	2,976	200,880
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	507	194,724
Donaldson Co., Inc. (Machinery)	1,150	73,060
Eagle Materials, Inc. (Construction Materials)	479	68,071
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	423	69,562
Emergent BioSolutions, Inc.* (Biotechnology)	830	52,282
Encompass Health Corp. (Health Care Providers & Services)	1,017	79,357
Energizer Holdings, Inc. (Household Products)	498	21,404
EnerSys (Electrical Equipment)	383	37,431
Envestnet, Inc.* (Software)	615	46,654
EQT Corp.* (Oil, Gas & Consumable Fuels)	1,934	43,051
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	3,336	28,389
Essent Group, Ltd. (Thrifts & Mortgage Finance)	1,029	46,253
Essential Utilities, Inc. (Water Utilities)	2,038	93,137
Evercore Partners, Inc.—Class A (Capital Markets)	470	66,162
Exelixis, Inc.* (Biotechnology)	5,718	104,182
FactSet Research Systems, Inc. (Capital Markets)	690	231,571
Fair Isaac Corp.* (Software)	525	263,906
Federated Hermes, Inc.—Class B (Capital Markets)	700	23,737
First Financial Bankshares, Inc. (Banks)	1,661	81,605
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,201	62,728
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,549	140,200
Five Below, Inc.* (Specialty Retail)	1,021	197,329
Flowers Foods, Inc. (Food Products)	1,400	33,880
Fox Factory Holding Corp.* (Auto Components)	765	119,080
FTI Consulting, Inc.* (Professional Services)	624	85,245
Genpact, Ltd. (IT Services)	1,938	88,043
Gentex Corp. (Auto Components)	2,555	84,545
Glacier Bancorp, Inc. (Banks)	871	47,975
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	1,415	109,705
Graco, Inc. (Machinery)	3,090	233,912
Grand Canyon Education, Inc.* (Diversified Consumer Services)	313	28,161
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	985	34,140
Haemonetics Corp.* (Health Care Equipment & Supplies)	511	34,053
Halozyme Therapeutics, Inc.* (Biotechnology)	2,440	110,800
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,033	31,197
HealthEquity, Inc.* (Health Care Providers & Services)	1,521	122,410
Helen of Troy, Ltd.* (Household Durables)	446	101,742
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	509	57,817
Hubbell, Inc. (Electrical Equipment)	594	110,983
IAA, Inc.* (Commercial Services & Supplies)	2,458	134,059
ICU Medical, Inc.* (Health Care Equipment & Supplies)	184	37,867
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	1,913	138,865
Ingevity Corp.* (Chemicals)	358	29,127
Insperity, Inc. (Professional Services)	656	59,283
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	648	44,220
Interactive Brokers Group, Inc. (Capital Markets)	1,474	96,886
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,307	52,267
ITT, Inc. (Machinery)	707	64,754
j2 Global, Inc.* (Software)	488	67,124
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	405	45,133
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,096	194,694
Kinsale Capital Group, Inc. (Insurance)	391	64,425
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	2,234	101,558
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	790	82,492
Lancaster Colony Corp. (Food Products)	207	40,057
Landstar System, Inc. (Road & Rail)	441	69,687
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,490	139,888
LendingTree, Inc.* (Thrifts & Mortgage Finance)	201	42,588
Lennox International, Inc. (Building Products)	370	129,796
LHC Group, Inc.* (Health Care Providers & Services)	578	115,750
Life Storage, Inc. (Equity Real Estate Investment Trusts)	729	78,258
Ligand Pharmaceuticals, Inc.* (Biotechnology)	158	20,728
Lincoln Electric Holdings, Inc. (Machinery)	1,086	143,037
Lithia Motors, Inc.—Class A (Specialty Retail)	543	186,597
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	448	114,146
LiveRamp Holdings, Inc.* (IT Services)	661	30,968
Louisiana-Pacific Corp. (Paper & Forest Products)	1,026	61,858
Lumentum Holdings, Inc.* (Communications Equipment)	1,385	113,611
Manhattan Associates, Inc.* (Software)	1,160	168,014
Masimo Corp.* (Health Care Equipment & Supplies)	923	223,780
Mattel, Inc.* (Leisure Products)	6,361	127,856
MAXIMUS, Inc. (IT Services)	695	61,139

See accompanying notes to financial statements.

136 :: ProFund VP Mid-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	4,179	$83,998
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	505	89,198
Mercury Systems, Inc.* (Aerospace & Defense)	1,024	67,871
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,010	179,730
Molina Healthcare, Inc.* (Health Care Providers & Services)	575	145,509
MSA Safety, Inc. (Commercial Services & Supplies)	664	109,945
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	428	38,404
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,080	45,662
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	767	38,780
Nektar Therapeutics* (Pharmaceuticals)	1,263	21,673
Neogen Corp.* (Health Care Equipment & Supplies)	1,175	54,097
Neurocrine Biosciences, Inc.* (Biotechnology)	1,724	167,780
NewMarket Corp. (Chemicals)	51	16,421
Nordson Corp. (Machinery)	621	136,316
Nu Skin Enterprises, Inc.—Class A (Personal Products)	502	28,438
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	1,035	87,075
PacWest Bancorp (Banks)	597	24,573
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	603	62,977
Paylocity Holding Corp.* (Software)	686	130,889
Penumbra, Inc.* (Health Care Equipment & Supplies)	619	169,643
PNM Resources, Inc. (Electric Utilities)	611	29,798
Polaris, Inc. (Leisure Products)	493	67,521
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	465	24,715
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	1,182	195,278
Primerica, Inc. (Insurance)	719	110,108
PROG Holdings, Inc.* (Consumer Finance)	565	27,193
Progyny, Inc.* (Health Care Providers & Services)	339	20,001
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	169	25,026
Qualys, Inc.* (Software)	614	61,824
Quidel Corp.* (Health Care Equipment & Supplies)	706	90,453
R1 RCM, Inc.* (Health Care Providers & Services)	2,521	56,067
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,014	36,433
Regal Beloit Corp. (Electrical Equipment)	370	49,399
RenaissanceRe Holdings, Ltd. (Insurance)	516	76,791
Repligen Corp.* (Biotechnology)	931	185,846
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	1,443	82,179
RH* (Specialty Retail)	307	208,453
RLI Corp. (Insurance)	428	44,765
Royal Gold, Inc. (Metals & Mining)	694	79,185
RPM International, Inc. (Chemicals)	1,464	129,827
Sabre Corp.* (IT Services)	2,096	26,158
Sailpoint Technologies Holding, Inc.* (Software)	1,684	86,002
Science Applications International Corp. (IT Services)	412	36,145
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	600	46,464
SEI Investments Co. (Capital Markets)	1,102	68,291
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,184	81,459
Sensient Technologies Corp. (Chemicals)	370	32,027
Service Corp. International (Diversified Consumer Services)	1,840	98,605
Signature Bank (Banks)	368	90,398
Silgan Holdings, Inc. (Containers & Packaging)	629	26,104
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	482	73,867
Simpson Manufacturing Co., Inc. (Building Products)	792	87,468
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	526	22,765
SLM Corp. (Consumer Finance)	5,888	123,295
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	948	261,998
STAAR Surgical Co.* (Health Care Equipment & Supplies)	855	130,388
Stericycle, Inc.* (Commercial Services & Supplies)	653	46,722
Stifel Financial Corp. (Capital Markets)	805	52,212
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,643	56,700
Sunrun, Inc.* (Electrical Equipment)	2,938	163,881
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	308	47,919
Syneos Health, Inc.* (Life Sciences Tools & Services)	1,847	165,288
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	959	42,628
TEGNA, Inc. (Media)	1,611	30,222
Tempur Sealy International, Inc. (Household Durables)	3,340	130,894
Teradata Corp.* (IT Services)	739	36,928
Terex Corp. (Machinery)	484	23,048
Tetra Tech, Inc. (Commercial Services & Supplies)	988	120,576
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	1,196	115,055
The Boston Beer Co., Inc.*—Class A (Beverages)	170	173,536
The Brink's Co. (Commercial Services & Supplies)	345	26,510
The Chemours Co. (Chemicals)	1,358	47,258
The Hain Celestial Group, Inc.* (Food Products)	924	37,071
The Middleby Corp.* (Machinery)	619	107,248
The New York Times Co.—Class A (Media)	2,648	115,320
The Scotts Miracle-Gro Co.—Class A (Chemicals)	741	142,212
The Timken Co. (Machinery)	1,247	100,496
The Toro Co. (Machinery)	1,953	214,595

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 137

Common Stocks, continued

	Shares	Value
The Wendy's Co. (Hotels, Restaurants & Leisure)	3,228	$75,600
Toll Brothers, Inc. (Household Durables)	901	52,087
Tootsie Roll Industries, Inc. (Food Products)	132	4,476
TopBuild Corp.* (Household Durables)	603	119,261
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	613	36,443
Trex Co., Inc.* (Building Products)	2,104	215,050
TripAdvisor, Inc.* (Interactive Media & Services)	662	26,679
Umpqua Holdings Corp. (Banks)	1,730	31,919
United Therapeutics Corp.* (Biotechnology)	343	61,538
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	782	173,862
Valmont Industries, Inc. (Construction & Engineering)	159	37,532
Valvoline, Inc. (Chemicals)	1,981	64,303
Visteon Corp.* (Auto Components)	245	29,630
Watsco, Inc. (Trading Companies & Distributors)	372	106,631
Werner Enterprises, Inc. (Road & Rail)	479	21,325
WEX, Inc.* (IT Services)	473	91,715
Williams-Sonoma, Inc. (Specialty Retail)	1,390	221,913
Wingstop, Inc. (Hotels, Restaurants & Leisure)	542	85,435
Woodward, Inc. (Machinery)	556	68,321
World Wrestling Entertainment, Inc.—Class A (Entertainment)	479	27,729
Worthington Industries, Inc. (Metals & Mining)	370	22,637
WW International, Inc.* (Diversified Consumer Services)	341	12,324
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	919	66,435
XPO Logistics, Inc.* (Air Freight & Logistics)	963	134,714
Yelp, Inc.* (Interactive Media & Services)	651	26,014
YETI Holdings, Inc.* (Leisure Products)	1,368	125,610
TOTAL COMMON STOCKS (Cost $12,385,859)		20,060,756

Repurchase Agreements(a) (1.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $195,000	$195,000	$195,000
TOTAL REPURCHASE AGREEMENTS (Cost $195,000)		195,000
TOTAL INVESTMENT SECURITIES (Cost $12,580,859)—100.1%		20,255,756
Net other assets (liabilities)—(0.1)%		(10,790)
NET ASSETS—100.0%		$20,244,966

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Mid-Cap Growth invested in the following industries as of June 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$309,272	1.5%
Air Freight & Logistics	134,714	0.7%
Auto Components	233,255	1.2%
Banks	345,214	1.7%
Beverages	173,536	0.9%
Biotechnology	860,100	4.2%
Building Products	511,278	2.5%
Capital Markets	538,859	2.7%
Chemicals	492,588	2.5%
Commercial Services & Supplies	471,063	2.3%
Communications Equipment	173,118	0.9%
Construction & Engineering	37,532	0.2%
Construction Materials	68,071	0.3%
Consumer Finance	150,488	0.7%
Containers & Packaging	129,058	0.6%
Diversified Consumer Services	139,090	0.7%
Diversified Telecommunication Services	52,267	0.3%
Electric Utilities	29,798	0.1%
Electrical Equipment	361,694	1.8%
Electronic Equipment, Instruments & Components	609,578	3.0%
Energy Equipment & Services	35,910	0.2%
Entertainment	27,729	0.1%
Equity Real Estate Investment Trusts	1,056,360	5.2%
Food & Staples Retailing	83,968	0.4%
Food Products	316,364	1.6%
Health Care Equipment & Supplies	952,023	4.7%
Health Care Providers & Services	861,692	4.3%
Hotels, Restaurants & Leisure	763,654	3.8%
Household Durables	403,984	2.0%
Household Products	21,404	0.1%
Industrial Conglomerates	105,642	0.5%
Insurance	594,055	3.0%
Interactive Media & Services	52,693	0.3%
IT Services	476,985	2.4%
Leisure Products	440,312	2.2%
Life Sciences Tools & Services	768,999	3.8%
Machinery	1,226,457	6.0%
Media	334,911	1.6%
Metals & Mining	300,133	1.5%
Multiline Retail	87,075	0.4%
Oil, Gas & Consumable Fuels	288,412	1.4%
Paper & Forest Products	61,858	0.3%
Personal Products	28,438	0.1%
Pharmaceuticals	216,367	1.1%
Professional Services	238,549	1.2%
Road & Rail	192,570	1.0%
Semiconductors & Semiconductor Equipment	1,567,070	7.7%
Software	1,238,865	6.1%
Specialty Retail	814,292	3.9%
Textiles, Apparel & Luxury Goods	356,399	1.8%
Thrifts & Mortgage Finance	88,841	0.4%
Trading Companies & Distributors	145,035	0.7%
Water Utilities	93,137	0.5%
Other**	184,210	0.9%
Total	$20,244,966	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

138 :: ProFund VP Mid-Cap Growth :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$12,580,859
Securities, at value	20,060,756
Repurchase agreements, at value	195,000
Total Investment Securities, at value	20,255,756
Cash	1,083
Dividends receivable	8,334
Receivable for capital shares issued	18,331
Prepaid expenses	326
TOTAL ASSETS	20,283,830
LIABILITIES:
Payable for capital shares redeemed	681
Advisory fees payable	11,282
Management services fees payable	1,504
Administration fees payable	1,202
Administrative services fees payable	6,586
Distribution fees payable	4,959
Transfer agency fees payable	2,002
Fund accounting fees payable	724
Compliance services fees payable	171
Other accrued expenses	9,753
TOTAL LIABILITIES	38,864
NET ASSETS	$20,244,966
NET ASSETS CONSIST OF:
Capital	$12,310,595
Total distributable earnings (loss)	7,934,371
NET ASSETS	$20,244,966
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	418,675
Net Asset Value (offering and redemption price per share)	$48.35

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Dividends	$70,687
Interest	1
Income from securities lending	24
TOTAL INVESTMENT INCOME	70,712
EXPENSES:
Advisory fees	74,966
Management services fees	9,995
Administration fees	7,636
Transfer agency fees	6,181
Administrative services fees	34,094
Distribution fees	24,989
Custody fees	1,712
Fund accounting fees	4,574
Trustee fees	254
Compliance services fees	91
Other fees	10,098
Total Gross Expenses before reductions	174,590
Expenses reduced and reimbursed by the Advisor	(6,667)
TOTAL NET EXPENSES	167,923
NET INVESTMENT INCOME (LOSS)	(97,211)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,635,697
Change in net unrealized appreciation/depreciation on investment securities	411,459
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,047,156
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,949,945

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 139

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(97,211)	$(115,451)
Net realized gains (losses) on investments	1,635,697	1,311,631
Change in net unrealized appreciation/depreciation on investments	411,459	2,366,308
Change in net assets resulting from operations	1,949,945	3,562,488
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(1,717,430)	(1,823,049)
Change in net assets resulting from distributions	(1,717,430)	(1,823,049)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	9,764,638	26,201,483
Distributions reinvested	1,717,430	1,823,049
Value of shares redeemed	(12,498,084)	(29,527,637)
Change in net assets resulting from capital transactions	(1,016,016)	(1,503,105)
Change in net assets	(783,501)	236,334
NET ASSETS:
Beginning of period	21,028,467	20,792,133
End of period	$20,244,966	$21,028,467
SHARE TRANSACTIONS:
Issued	191,980	651,878
Reinvested	37,279	44,014
Redeemed	(251,622)	(736,942)
Change in shares	(22,363)	(41,050)

See accompanying notes to financial statements.

140 :: ProFund VP Mid-Cap Growth :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016
Net Asset Value, Beginning of Period	$47.68	$43.13	$38.51	$47.64	$44.26	$41.33

Investment Activities:
Net investment income (loss)(a)	(0.24)	(0.28)	(0.16)	(0.23)	(0.23)	(0.19)
Net realized and unrealized gains (losses) on investments	5.46	8.71	9.17	(4.76)	8.08	5.47
Total income (loss) from investment activities	5.22	8.43	9.01	(4.99)	7.85	5.28

Distributions to Shareholders From:
Net realized gains on investments	(4.55)	(3.88)	(4.39)	(4.14)	(4.47)	(2.35)

Net Asset Value, End of Period	$48.35	$47.68	$43.13	$38.51	$47.64	$44.26

Total Return(b)	11.41%	20.90%	24.24%	(11.98)%	18.31%	12.87%

Ratios to Average Net Assets:
Gross expenses(c)	1.75%	1.78%	1.75%	1.70%	1.69%	1.69%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.97)%	(0.68)%	(0.38)%	(0.48)%	(0.49)%	(0.45)%

Supplemental Data:
Net assets, end of period (000's)	$20,245	$21,028	$20,792	$14,603	$22,590	$21,492
Portfolio turnover rate(b)(d)	54%	184%	191%	131%	88%	171%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 141

Investment Objective: The ProFunds VP Mid-Cap Value seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Value Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Steel Dynamics, Inc.	1.0%
Owens Corning	0.8%
East West Bancorp, Inc.	0.8%
Jones Lang LaSalle, Inc.	0.8%
UGI Corp.	0.8%

S&P MidCap 400® Value Index – Composition

% of Index
Financials	20%
Industrials	17%
Consumer Discretionary	14%
Real Estate	14%
Information Technology	10%
Materials	7%
Utilities	6%
Health Care	5%
Consumer Staples	4%
Energy	2%
Communication Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.9%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,063	$66,703
ACI Worldwide, Inc.* (Software)	1,038	38,551
Acuity Brands, Inc. (Electrical Equipment)	682	127,555
Adient PLC* (Auto Components)	1,799	81,315
Adtalem Global Education, Inc.* (Diversified Consumer Services)	945	33,680
AECOM* (Construction & Engineering)	2,798	177,168
Affiliated Managers Group, Inc. (Capital Markets)	795	122,597
AGCO Corp. (Machinery)	685	89,310
Alleghany Corp.* (Insurance)	266	177,440
ALLETE, Inc. (Electric Utilities)	998	69,840
Alliance Data Systems Corp. (IT Services)	951	99,085
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,608	75,126
American Eagle Outfitters, Inc. (Specialty Retail)	2,887	108,349
American Financial Group, Inc. (Insurance)	1,318	164,381
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,437	34,014
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	2,997	142,148
AptarGroup, Inc. (Containers & Packaging)	491	69,152
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,418	161,412
Ashland Global Holdings, Inc. (Chemicals)	669	58,538
Aspen Technology, Inc.* (Software)	403	55,429
Associated Banc-Corp. (Banks)	2,921	59,822
AutoNation, Inc.* (Specialty Retail)	1,029	97,559
Avient Corp. (Chemicals)	1,745	85,784
Avis Budget Group, Inc.* (Road & Rail)	988	76,956
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,902	76,232
BancorpSouth Bank (Banks)	1,844	52,241
Bank of Hawaii Corp. (Banks)	773	65,102
Bank OZK (Banks)	2,311	97,432
Belden, Inc. (Electronic Equipment, Instruments & Components)	853	43,136
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	2,621	124,707
Black Hills Corp. (Multi-Utilities)	1,200	78,756
Blackbaud, Inc.* (Software)	512	39,204
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	709	43,596
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	5,673	129,855
Brunswick Corp. (Leisure Products)	671	66,845
Builders FirstSource, Inc.* (Building Products)	2,019	86,131
Cabot Corp. (Chemicals)	1,083	61,655
CACI International, Inc.*—Class A (IT Services)	257	65,566
Callaway Golf Co.* (Leisure Products)	934	31,504
Camden Property Trust (Equity Real Estate Investment Trusts)	990	131,343
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	2,892	165,393
Carlisle Cos., Inc. (Industrial Conglomerates)	420	80,380
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	840	86,663
Casey's General Stores, Inc. (Food & Staples Retailing)	438	85,252
Cathay General Bancorp (Banks)	1,431	56,324
CDK Global, Inc. (Software)	1,164	57,839
Ceridian HCM Holding, Inc.* (Software)	1,028	98,605
ChampionX Corp.* (Energy Equipment & Services)	2,112	54,173
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	260	30,904
Ciena Corp.* (Communications Equipment)	1,866	106,157

See accompanying notes to financial statements.

142 :: ProFund VP Mid-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	1,023	$74,116
Cinemark Holdings, Inc.* (Entertainment)	2,078	45,612
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	626	53,285
CIT Group, Inc. (Banks)	1,893	97,660
Clean Harbors, Inc.* (Commercial Services & Supplies)	586	54,580
CNO Financial Group, Inc. (Insurance)	2,514	59,381
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	309	81,681
Colfax Corp.* (Machinery)	2,254	103,255
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	339	33,344
Commerce Bancshares, Inc. (Banks)	1,047	78,064
Commercial Metals Co. (Metals & Mining)	2,303	70,748
CommVault Systems, Inc.* (Software)	448	35,020
Compass Minerals International, Inc. (Metals & Mining)	338	20,030
Concentrix Corp.* (IT Services)	414	66,571
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	296	39,842
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	2,147	60,095
Coty, Inc.*—Class A (Personal Products)	5,418	50,604
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,841	104,492
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	453	67,252
Crane Co. (Machinery)	950	87,752
Cullen/Frost Bankers, Inc. (Banks)	1,082	121,184
Curtiss-Wright Corp. (Aerospace & Defense)	494	58,667
Dana, Inc. (Auto Components)	2,774	65,910
Dick's Sporting Goods, Inc. (Specialty Retail)	1,253	125,539
Donaldson Co., Inc. (Machinery)	1,205	76,554
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	3,152	105,970
Dycom Industries, Inc.* (Construction & Engineering)	588	43,824
Eagle Materials, Inc. (Construction Materials)	308	43,770
East West Bancorp, Inc. (Banks)	2,712	194,422
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	322	52,953
EMCOR Group, Inc. (Construction & Engineering)	1,042	128,364
Encompass Health Corp. (Health Care Providers & Services)	837	65,311
Energizer Holdings, Inc. (Household Products)	589	25,315
EnerSys (Electrical Equipment)	417	40,753
Envestnet, Inc.* (Software)	396	30,041
Envista Holdings Corp.* (Health Care Equipment & Supplies)	3,074	132,827
EPR Properties* (Equity Real Estate Investment Trusts)	1,429	75,280
EQT Corp.* (Oil, Gas & Consumable Fuels)	3,307	73,614
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	4,273	36,363
Essent Group, Ltd. (Thrifts & Mortgage Finance)	1,078	48,456
Essential Utilities, Inc. (Water Utilities)	2,136	97,615
Evercore Partners, Inc.—Class A (Capital Markets)	290	40,823
F.N.B. Corp. (Banks)	6,104	75,262
Federated Hermes, Inc.—Class B (Capital Markets)	1,056	35,809
First American Financial Corp. (Insurance)	2,097	130,748
First Financial Bankshares, Inc. (Banks)	979	48,098
First Horizon Corp. (Banks)	10,559	182,459
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,209	63,146
FirstCash, Inc. (Consumer Finance)	785	60,005
Flowers Foods, Inc. (Food Products)	2,296	55,563
Flowserve Corp. (Machinery)	2,490	100,397
Fluor Corp.* (Construction & Engineering)	2,405	42,569
Foot Locker, Inc. (Specialty Retail)	1,971	121,473
Fulton Financial Corp. (Banks)	3,108	49,044
GATX Corp. (Trading Companies & Distributors)	676	59,806
Genpact, Ltd. (IT Services)	1,299	59,014
Gentex Corp. (Auto Components)	1,940	64,195
Glacier Bancorp, Inc. (Banks)	912	50,233
Graham Holdings Co.—Class B (Diversified Consumer Services)	78	49,444
Grand Canyon Education, Inc.* (Diversified Consumer Services)	557	50,113
Greif, Inc.—Class A (Containers & Packaging)	507	30,699
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	633	21,940
H&R Block, Inc. (Diversified Consumer Services)	3,468	81,429
Haemonetics Corp.* (Health Care Equipment & Supplies)	439	29,255
Hancock Whitney Corp. (Banks)	1,660	73,770
Harley-Davidson, Inc. (Automobiles)	2,937	134,573
Hawaiian Electric Industries, Inc. (Electric Utilities)	2,086	88,196
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,625	49,075
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,428	45,082
Herman Miller, Inc. (Commercial Services & Supplies)	1,128	53,174
Hexcel Corp.* (Aerospace & Defense)	1,602	99,965
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,989	89,843
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	736	83,602
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	2,856	93,962
Home BancShares, Inc. (Banks)	2,898	71,523
Hubbell, Inc. (Electrical Equipment)	415	77,539
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	2,886	80,289
ICU Medical, Inc.* (Health Care Equipment & Supplies)	185	38,073
IDACORP, Inc. (Electric Utilities)	966	94,185
Ingevity Corp.* (Chemicals)	390	31,730
Ingredion, Inc. (Food Products)	1,280	115,840
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	679	46,335
International Bancshares Corp. (Banks)	1,066	45,774

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 143

Common Stocks, continued

	Shares	Value
Iridium Communications, Inc.* (Diversified Telecommunication Services)	875	$34,991
ITT, Inc. (Machinery)	906	82,981
j2 Global, Inc.* (Software)	300	41,265
Jabil, Inc. (Electronic Equipment, Instruments & Components)	2,559	148,729
Janus Henderson Group PLC (Capital Markets)	3,261	126,559
JBG Smith Properties (Equity Real Estate Investment Trusts)	2,111	66,518
Jefferies Financial Group, Inc. (Diversified Financial Services)	3,824	130,781
JetBlue Airways Corp.* (Airlines)	6,051	101,536
John Wiley & Sons, Inc.—Class A (Media)	833	50,131
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	980	191,551
KAR Auction Services, Inc.* (Commercial Services & Supplies)	2,384	41,839
KB Home (Household Durables)	1,698	69,143
KBR, Inc. (IT Services)	2,702	103,080
Kemper Corp. (Insurance)	1,159	85,650
Kennametal, Inc. (Machinery)	1,599	57,436
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	2,025	141,021
Kirby Corp.* (Marine)	1,148	69,615
Kohl's Corp. (Multiline Retail)	2,986	164,558
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	828	86,460
Lancaster Colony Corp. (Food Products)	156	30,188
Landstar System, Inc. (Road & Rail)	271	42,823
Lear Corp. (Auto Components)	1,046	183,343
Lennox International, Inc. (Building Products)	269	94,365
Life Storage, Inc. (Equity Real Estate Investment Trusts)	706	75,789
Ligand Pharmaceuticals, Inc.* (Biotechnology)	152	19,941
LivaNova PLC* (Health Care Equipment & Supplies)	934	78,559
LiveRamp Holdings, Inc.* (IT Services)	615	28,813
Louisiana-Pacific Corp. (Paper & Forest Products)	880	53,055
ManpowerGroup, Inc. (Professional Services)	1,042	123,904
Marriott Vacations Worldwide Corp.* (Hotels, Restaurants & Leisure)	816	129,990
MasTec, Inc.* (Construction & Engineering)	1,080	114,588
MAXIMUS, Inc. (IT Services)	446	39,235
MDU Resources Group, Inc. (Multi-Utilities)	3,845	120,502
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	6,851	137,705
Mercury General Corp. (Insurance)	508	32,995
MGIC Investment Corp. (Thrifts & Mortgage Finance)	6,485	88,196
Minerals Technologies, Inc. (Chemicals)	645	50,742
Molina Healthcare, Inc.* (Health Care Providers & Services)	514	130,073
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	448	40,199
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	2,774	64,579
Murphy USA, Inc. (Specialty Retail)	479	63,884
National Fuel Gas Co. (Gas Utilities)	1,743	91,072
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,383	58,473
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	3,357	157,376
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	514	25,988
Navient Corp. (Consumer Finance)	3,431	66,322
NCR Corp.* (Technology Hardware, Storage & Peripherals)	2,502	114,116
Nektar Therapeutics* (Pharmaceuticals)	2,160	37,066
Neogen Corp.* (Health Care Equipment & Supplies)	822	37,845
NetScout Systems, Inc.* (Communications Equipment)	1,408	40,184
New Jersey Resources Corp. (Gas Utilities)	1,842	72,888
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	8,890	97,967
NewMarket Corp. (Chemicals)	87	28,012
Nordson Corp. (Machinery)	381	83,633
Nordstrom, Inc.* (Multiline Retail)	2,080	76,066
NorthWestern Corp. (Multi-Utilities)	968	58,293
Nu Skin Enterprises, Inc.—Class A (Personal Products)	431	24,416
NuVasive, Inc.* (Health Care Equipment & Supplies)	987	66,899
nVent Electric PLC (Electrical Equipment)	3,205	100,124
OGE Energy Corp. (Electric Utilities)	3,827	128,778
Old Republic International Corp. (Insurance)	5,417	134,937
Olin Corp. (Chemicals)	2,738	126,660
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	4,499	163,268
ONE Gas, Inc. (Gas Utilities)	1,018	75,454
Oshkosh Corp. (Machinery)	1,312	163,527
Owens Corning (Building Products)	1,996	195,408
PacWest Bancorp (Banks)	1,610	66,268
Park Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	4,520	93,157
Patterson Cos., Inc. (Health Care Providers & Services)	1,663	50,539
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	2,511	59,134
Physicians Realty Trust (Equity Real Estate Investment Trusts)	4,118	76,059
Pilgrim's Pride Corp.* (Food Products)	931	20,650
Pinnacle Financial Partners, Inc. (Banks)	1,454	128,374
PNM Resources, Inc. (Electric Utilities)	1,001	48,819
Polaris, Inc. (Leisure Products)	582	79,711
Post Holdings, Inc.* (Food Products)	1,131	122,680
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	794	42,201
PROG Holdings, Inc.* (Consumer Finance)	695	33,450
Progyny, Inc.* (Health Care Providers & Services)	355	20,945
Prosperity Bancshares, Inc. (Banks)	1,777	127,589
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	207	30,653
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,594	57,272
Regal Beloit Corp. (Electrical Equipment)	388	51,802
Reinsurance Group of America, Inc. (Insurance)	1,299	148,086
Reliance Steel & Aluminum Co. (Metals & Mining)	1,217	183,645
RenaissanceRe Holdings, Ltd. (Insurance)	408	60,719

See accompanying notes to financial statements.

144 :: ProFund VP Mid-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	1,050	$59,798
RLI Corp. (Insurance)	313	32,737
Royal Gold, Inc. (Metals & Mining)	527	60,131
RPM International, Inc. (Chemicals)	941	83,448
Ryder System, Inc. (Road & Rail)	1,029	76,486
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	4,127	75,111
Sabre Corp.* (IT Services)	3,906	48,747
Sanderson Farms, Inc. (Food Products)	380	71,429
Science Applications International Corp. (IT Services)	675	59,218
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	455	35,235
SEI Investments Co. (Capital Markets)	1,110	68,787
Selective Insurance Group, Inc. (Insurance)	1,146	92,998
Sensient Technologies Corp. (Chemicals)	421	36,442
Service Corp. International (Diversified Consumer Services)	1,285	68,863
Signature Bank (Banks)	716	175,884
Silgan Holdings, Inc. (Containers & Packaging)	839	34,819
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	351	53,791
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	900	38,952
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	2,565	127,814
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	1,325	106,000
Sonoco Products Co. (Containers & Packaging)	1,923	128,648
Southwest Gas Holdings, Inc. (Gas Utilities)	1,109	73,405
Spire, Inc. (Gas Utilities)	988	71,403
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	2,197	105,104
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	2,259	56,136
Steel Dynamics, Inc. (Metals & Mining)	3,835	228,566
Stericycle, Inc.* (Commercial Services & Supplies)	1,070	76,558
Sterling Bancorp (Banks)	3,681	91,252
Stifel Financial Corp. (Capital Markets)	1,165	75,562
STORE Capital Corp. (Equity Real Estate Investment Trusts)	2,932	101,183
Strategic Education, Inc. (Diversified Consumer Services)	471	35,824
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	350	54,453
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	792	96,434
Synovus Financial Corp. (Banks)	2,840	124,619
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	3,366	149,619
Taylor Morrison Home Corp.* (Household Durables)	2,465	65,125
TEGNA, Inc. (Media)	2,532	47,500
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	1,903	43,122
Tenet Healthcare Corp.* (Health Care Providers & Services)	2,041	136,726
Teradata Corp.* (IT Services)	1,319	65,910
Terex Corp. (Machinery)	827	39,382
Texas Capital Bancshares, Inc.* (Banks)	966	61,331
The Brink's Co. (Commercial Services & Supplies)	590	45,336
The Chemours Co. (Chemicals)	1,740	60,552
The Goodyear Tire & Rubber Co.* (Auto Components)	5,333	91,461
The Hain Celestial Group, Inc.* (Food Products)	594	23,831
The Hanover Insurance Group, Inc. (Insurance)	686	93,049
The Macerich Co. (Equity Real Estate Investment Trusts)	3,197	58,345
The Middleby Corp.* (Machinery)	415	71,903
Thor Industries, Inc. (Automobiles)	1,059	119,667
Toll Brothers, Inc. (Household Durables)	1,201	69,430
Tootsie Roll Industries, Inc. (Food Products)	199	6,748
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	1,005	59,747
TreeHouse Foods, Inc.* (Food Products)	1,075	47,859
Tri Pointe Homes, Inc.* (Household Durables)	2,263	48,496
Trinity Industries, Inc. (Machinery)	1,547	41,599
TripAdvisor, Inc.* (Interactive Media & Services)	1,181	47,594
Trustmark Corp. (Banks)	1,212	37,330
UGI Corp. (Gas Utilities)	3,989	184,731
UMB Financial Corp. (Banks)	832	77,426
Umpqua Holdings Corp. (Banks)	2,404	44,354
United Bankshares, Inc. (Banks)	2,565	93,623
United States Steel Corp. (Metals & Mining)	5,154	123,696
United Therapeutics Corp.* (Biotechnology)	497	89,167
Univar Solutions, Inc.* (Trading Companies & Distributors)	3,242	79,040
Urban Edge Properties (Equity Real Estate Investment Trusts)	2,102	40,148
Urban Outfitters, Inc.* (Specialty Retail)	1,315	54,204
Valley National Bancorp (Banks)	7,757	104,177
Valmont Industries, Inc. (Construction & Engineering)	239	56,416
Valvoline, Inc. (Chemicals)	1,384	44,925
ViaSat, Inc.* (Communications Equipment)	1,301	64,842
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,537	57,209
Visteon Corp.* (Auto Components)	278	33,621
Vontier Corp. (Electronic Equipment, Instruments & Components)	3,227	105,136
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,384	43,984
Watsco, Inc. (Trading Companies & Distributors)	239	68,507
Webster Financial Corp. (Banks)	1,728	92,172
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	2,294	73,569
Werner Enterprises, Inc. (Road & Rail)	589	26,222
WEX, Inc.* (IT Services)	359	69,610
Wintrust Financial Corp. (Banks)	1,089	82,361
Woodward, Inc. (Machinery)	538	66,109

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 145

Common Stocks, continued

	Shares	Value
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,209	$38,362
World Wrestling Entertainment, Inc.— Class A (Entertainment)	364	21,072
Worthington Industries, Inc. (Metals & Mining)	281	17,192
WW International, Inc.* (Diversified Consumer Services)	558	20,166
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	821	59,350
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	3,081	72,373
XPO Logistics, Inc.* (Air Freight & Logistics)	932	130,377
Yelp, Inc.* (Interactive Media & Services)	656	26,214
TOTAL COMMON STOCKS (Cost $17,428,026)		23,808,770

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $37,000	$37,000	$37,000
TOTAL REPURCHASE AGREEMENTS
(Cost $37,000)		37,000
TOTAL INVESTMENT SECURITIES
(Cost $17,465,026)—100.1%		23,845,770
Net other assets (liabilities)—(0.1)%		(16,721)
NET ASSETS—100.0%		$23,829,049

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Mid-Cap Value invested in the following industries as of June 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$158,632	0.7%
Air Freight & Logistics	130,377	0.5%
Airlines	101,536	0.4%
Auto Components	519,845	2.2%
Automobiles	254,240	1.1%
Banks	2,725,174	11.3%
Biotechnology	109,108	0.5%
Building Products	375,904	1.6%
Capital Markets	470,137	2.0%
Chemicals	668,488	2.8%
Commercial Services & Supplies	316,569	1.3%
Communications Equipment	211,183	0.9%
Construction & Engineering	562,929	2.4%
Construction Materials	43,770	0.2%
Consumer Finance	159,777	0.7%
Containers & Packaging	263,318	1.1%
Diversified Consumer Services	339,519	1.4%
Diversified Financial Services	130,781	0.5%
Diversified Telecommunication Services	34,991	0.1%
Electric Utilities	429,818	1.8%
Electrical Equipment	397,773	1.7%
Electronic Equipment, Instruments & Components	828,442	3.4%
Energy Equipment & Services	54,173	0.2%
Entertainment	66,684	0.3%
Equity Real Estate Investment Trusts	3,031,316	12.7%
Food & Staples Retailing	288,035	1.2%
Food Products	494,788	2.1%
Gas Utilities	568,953	2.4%
Health Care Equipment & Supplies	513,395	2.1%
Health Care Providers & Services	470,297	1.9%
Hotels, Restaurants & Leisure	465,026	2.0%
Household Durables	252,194	1.1%
Household Products	25,315	0.1%
Industrial Conglomerates	80,380	0.3%
Insurance	1,213,121	5.1%
Interactive Media & Services	73,808	0.3%
IT Services	704,849	3.0%
Leisure Products	178,060	0.7%
Machinery	1,063,838	4.6%
Marine	69,615	0.3%
Media	97,631	0.4%
Metals & Mining	704,008	3.0%
Multiline Retail	240,624	1.0%
Multi-Utilities	257,551	1.1%
Oil, Gas & Consumable Fuels	530,615	2.3%
Paper & Forest Products	53,055	0.2%
Personal Products	75,020	0.3%
Pharmaceuticals	37,066	0.2%
Professional Services	123,904	0.5%
Real Estate Management & Development	191,551	0.8%
Road & Rail	222,487	0.9%
Semiconductors & Semiconductor Equipment	195,543	0.8%
Software	395,954	1.7%
Specialty Retail	571,008	2.4%
Technology Hardware, Storage & Peripherals	186,489	0.8%
Textiles, Apparel & Luxury Goods	413,214	1.7%
Thrifts & Mortgage Finance	278,603	1.2%
Trading Companies & Distributors	247,552	1.0%
Water Utilities	97,615	0.4%
Wireless Telecommunication Services	43,122	0.2%
Other**	20,279	0.1%
Total	$23,829,049	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

146 :: ProFund VP Mid-Cap Value :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$17,465,026
Securities, at value	23,808,770
Repurchase agreements, at value	37,000
Total Investment Securities, at value	23,845,770
Cash	886
Dividends receivable	25,678
Receivable for capital shares issued	2,572
Prepaid expenses	295
TOTAL ASSETS	23,875,201
LIABILITIES:
Payable for capital shares redeemed	390
Advisory fees payable	13,430
Management services fees payable	1,791
Administration fees payable	1,383
Administrative services fees payable	8,312
Distribution fees payable	7,499
Transfer agency fees payable	2,334
Fund accounting fees payable	847
Compliance services fees payable	146
Other accrued expenses	10,020
TOTAL LIABILITIES	46,152
NET ASSETS	$23,829,049
NET ASSETS CONSIST OF:
Capital	$19,779,172
Total distributable earnings (loss)	4,049,877
NET ASSETS	$23,829,049
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	497,559
Net Asset Value (offering and redemption price per share)	$47.89

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Dividends	$177,413
Interest	1
Income from securities lending	200
TOTAL INVESTMENT INCOME	177,614
EXPENSES:
Advisory fees	71,029
Management services fees	9,470
Administration fees	7,166
Transfer agency fees	5,962
Administrative services fees	29,758
Distribution fees	23,676
Custody fees	1,681
Fund accounting fees	4,526
Trustee fees	237
Compliance services fees	99
Other fees	9,545
Total Gross Expenses before reductions	163,149
Expenses reduced and reimbursed by the Advisor	(4,045)
TOTAL NET EXPENSES	159,104
NET INVESTMENT INCOME (LOSS)	18,510
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	4,600
Change in net unrealized appreciation/depreciation on investment securities	3,054,325
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,058,925
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,077,435

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 147

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$18,510	$62,966
Net realized gains (losses) on investments	4,600	(891,489)
Change in net unrealized appreciation/depreciation on investments	3,054,325	571,872
Change in net assets resulting from operations	3,077,435	(256,651)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(54,455)	(925,031)
Change in net assets resulting from distributions	(54,455)	(925,031)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	23,691,852	14,126,058
Distributions reinvested	54,455	925,031
Value of shares redeemed	(15,412,583)	(19,109,077)
Change in net assets resulting from capital transactions	8,333,724	(4,057,988)
Change in net assets	11,356,704	(5,239,670)
NET ASSETS:
Beginning of period	12,472,345	17,712,015
End of period	$23,829,049	$12,472,345
SHARE TRANSACTIONS:
Issued	509,752	422,692
Reinvested	1,143	28,211
Redeemed	(330,196)	(554,235)
Change in shares	180,699	(103,332)

See accompanying notes to financial statements.

148 :: ProFund VP Mid-Cap Value :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016
Net Asset Value, Beginning of Period	$39.36	$42.15	$35.25	$46.61	$45.02	$36.86

Investment Activities:
Net investment income (loss)(a)	0.04	0.21	0.10	0.09	0.03	0.11
Net realized and unrealized gains (losses) on investments	8.61	0.13 (b)	8.22	(5.33)	4.63	8.80
Total income (loss) from investment activities	8.65	0.34	8.32	(5.24)	4.66	8.91

Distributions to Shareholders From:
Net investment income	(0.12)	(0.15)	(0.08)	(0.05)	(0.15)	(0.08)
Net realized gains on investments	—	(2.98)	(1.34)	(6.07)	(2.92)	(0.67)
Total distributions	(0.12)	(3.13)	(1.42)	(6.12)	(3.07)	(0.75)

Net Asset Value, End of Period	$47.89	$39.36	$42.15	$35.25	$46.61	$45.02

Total Return(c)	21.99%	2.30%	24.08%	(13.29)%	10.61%	24.34%

Ratios to Average Net Assets:
Gross expenses(d)	1.72%	1.80%	1.75%	1.71%	1.70%	1.70%
Net expenses(d)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	0.20%	0.60%	0.26%	0.21%	0.07%	0.27%

Supplemental Data:
Net assets, end of period (000's)	$23,829	$12,472	$17,712	$10,985	$16,464	$30,042
Portfolio turnover rate(c)(e)	70%	163%	232%	127%	66%	181%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchase of fund shares in relation to fluctuating market values during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Nasdaq-100 :: 149

Investment Objective: The ProFund VP Nasdaq-100 seeks investment results, before fees and expenses, that correspond to the performance of the Nasdaq-100® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Futures Contracts	— (a)
Swap Agreements	20%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

(a) Amount is less than 0.5%.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	8.7%
Microsoft Corp.	7.8%
Amazon.com, Inc.	6.6%
Alphabet, Inc.	5.9%
Facebook, Inc.	3.2%

Nasdaq-100® Index – Composition

% of Index
Information Technology	48%
Communication Services	20%
Consumer Discretionary	17%
Health Care	7%
Consumer Staples	5%
Industrials	2%
Utilities	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (79.4%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	6,806	$649,565
Adobe, Inc.* (Software)	4,187	2,452,075
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	10,644	999,791
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,936	355,663
Align Technology, Inc.* (Health Care Equipment & Supplies)	693	423,423
Alphabet, Inc.*—Class A (Interactive Media & Services)	1,731	4,226,738
Alphabet, Inc.*—Class C (Interactive Media & Services)	1,863	4,669,274
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,903	9,986,785
American Electric Power Co., Inc. (Electric Utilities)	4,377	370,250
Amgen, Inc. (Biotechnology)	5,033	1,226,794
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,231	556,249
ANSYS, Inc.* (Software)	763	264,807
Apple, Inc. (Technology Hardware, Storage & Peripherals)	96,054	13,155,556
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	8,004	1,139,770
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	696	480,825
Atlassian Corp. PLC*—Class A (Software)	1,185	304,379
Autodesk, Inc.* (Software)	1,928	562,783
Automatic Data Processing, Inc. (IT Services)	3,727	740,257
Baidu, Inc.*ADR (Interactive Media & Services)	2,270	462,853
Biogen, Inc.* (Biotechnology)	1,319	456,730
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	360	787,713
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	3,576	1,705,180
Cadence Design Systems, Inc.* (Software)	2,437	333,430
CDW Corp. (Electronic Equipment, Instruments & Components)	1,228	214,470
Cerner Corp. (Health Care Technology)	2,639	206,264
Charter Communications, Inc.*—Class A (Media)	1,653	1,192,557
Check Point Software Technologies, Ltd.* (Software)	1,185	137,614
Cintas Corp. (Commercial Services & Supplies)	920	351,440
Cisco Systems, Inc. (Communications Equipment)	36,912	1,956,336
Cognizant Technology Solutions Corp.— Class A (IT Services)	4,620	319,981
Comcast Corp.—Class A (Media)	40,159	2,289,866
Copart, Inc.* (Commercial Services & Supplies)	2,072	273,152
Costco Wholesale Corp. (Food & Staples Retailing)	3,876	1,533,617
CSX Corp. (Road & Rail)	19,905	638,552
DexCom, Inc.* (Health Care Equipment & Supplies)	847	361,669
DocuSign, Inc.* (Software)	1,703	476,108
Dollar Tree, Inc.* (Multiline Retail)	2,032	202,184
eBay, Inc. (Internet & Direct Marketing Retail)	5,967	418,943
Electronic Arts, Inc. (Entertainment)	2,507	360,582
Exelon Corp. (Electric Utilities)	8,559	379,250
Facebook, Inc.*—Class A (Interactive Media & Services)	13,790	4,794,921
Fastenal Co. (Trading Companies & Distributors)	5,032	261,664
Fiserv, Inc.* (IT Services)	5,840	624,238
Fox Corp.—Class A (Media)	2,864	106,340
Fox Corp.—Class B (Media)	2,218	78,074
Gilead Sciences, Inc. (Biotechnology)	10,984	756,358
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	747	471,768
Illumina, Inc.* (Life Sciences Tools & Services)	1,279	605,236
Incyte Corp.* (Biotechnology)	1,926	162,034
Intel Corp. (Semiconductors & Semiconductor Equipment)	35,369	1,985,615

See accompanying notes to financial statements.

150 :: ProFund VP Nasdaq-100 :: Financial Statements

Common Stocks, continued

	Shares	Value
Intuit, Inc. (Software)	2,393	$1,172,977
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,037	953,667
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	7,058	563,299
Keurig Dr Pepper, Inc. (Beverages)	12,415	437,505
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,343	435,414
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,249	812,724
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	1,096	400,007
Marriott International, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,852	389,355
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	7,176	418,576
Match Group, Inc.* (Interactive Media & Services)	2,367	381,679
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	2,351	247,701
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	437	680,754
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,396	358,777
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	9,823	834,759
Microsoft Corp. (Software)	43,352	11,744,057
Moderna, Inc.* (Biotechnology)	3,515	825,955
Mondelez International, Inc.—Class A (Food Products)	12,306	768,387
Monster Beverage Corp.* (Beverages)	4,630	422,951
NetEase, Inc.ADR (Entertainment)	2,639	304,145
Netflix, Inc.* (Entertainment)	3,884	2,051,567
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	5,456	4,365,345
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	2,415	496,814
Okta, Inc.* (IT Services)	1,095	267,925
O'Reilly Automotive, Inc.* (Specialty Retail)	611	345,954
PACCAR, Inc. (Machinery)	3,042	271,499
Paychex, Inc. (IT Services)	3,156	338,639
PayPal Holdings, Inc.* (IT Services)	10,290	2,999,328
Peloton Interactive, Inc.*—Class A (Leisure Products)	2,352	291,695
PepsiCo, Inc. (Beverages)	12,102	1,793,152
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	3,314	420,944
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	9,880	1,412,148
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	917	512,181
Ross Stores, Inc. (Specialty Retail)	3,124	387,376
Seagen, Inc.* (Biotechnology)	1,590	251,029
Sirius XM Holdings, Inc. (Media)	35,831	234,335
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,446	277,271
Splunk, Inc.* (Software)	1,436	207,617
Starbucks Corp. (Hotels, Restaurants & Leisure)	10,321	1,153,991
Synopsys, Inc.* (Software)	1,337	368,731
Tesla, Inc.* (Automobiles)	6,863	4,664,781
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	8,089	1,555,515
The Kraft Heinz Co. (Food Products)	10,714	436,917
T-Mobile US, Inc.* (Wireless Telecommunication Services)	10,921	1,581,688
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	4,615	163,648
VeriSign, Inc.* (IT Services)	986	224,502
Verisk Analytics, Inc.—Class A (Professional Services)	1,420	248,102
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,267	457,095
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	7,571	398,310
Workday, Inc.*—Class A (Software)	1,655	395,115
Xcel Energy, Inc. (Electric Utilities)	4,716	310,690
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	2,153	311,410
Zoom Video Communications, Inc.*— Class A (Software)	2,070	801,152
TOTAL COMMON STOCKS (Cost $31,107,376)		119,618,878

Repurchase Agreements(a)(b) (21.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $32,287,000	$32,287,000	$32,287,000
TOTAL REPURCHASE AGREEMENTS (Cost $32,287,000)		32,287,000
TOTAL INVESTMENT SECURITIES (Cost $63,394,376)—100.8%		151,905,878
Net other assets (liabilities)—(0.8)%		(1,162,630)
NET ASSETS—100.0%		$150,743,248

*	Non-income producing security.

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2021, the aggregate amount held in a segregated account was $4,766,000.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

NYS	New York Shares

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Nasdaq-100 :: 151

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq 100 Futures Contracts	1	9/20/21	$290,980	$14,946

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	7/27/21	0.64%	$6,884,420	$9,882
Nasdaq-100 Index	UBS AG	7/27/21	0.89%	23,898,982	49,021
				$30,783,402	$58,903

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Nasdaq-100 invested in the following industries as of June 30, 2021:

	Value	% of Net Assets
Automobiles	$4,664,781	3.1%
Beverages	2,653,608	1.7%
Biotechnology	5,003,839	3.3%
Commercial Services & Supplies	624,592	0.4%
Communications Equipment	1,956,336	1.3%
Electric Utilities	1,060,190	0.7%
Electronic Equipment, Instruments & Components	214,470	0.1%
Entertainment	3,365,859	2.2%
Food & Staples Retailing	1,931,927	1.3%
Food Products	1,205,304	0.8%
Health Care Equipment & Supplies	2,210,527	1.5%
Health Care Technology	206,264	0.1%
Hotels, Restaurants & Leisure	1,543,346	1.0%
Interactive Media & Services	14,535,465	9.7%
Internet & Direct Marketing Retail	13,022,086	8.6%
IT Services	5,514,870	3.7%
Leisure Products	291,695	0.2%
Life Sciences Tools & Services	605,236	0.4%
Machinery	271,499	0.2%
Media	3,901,172	2.6%
Multiline Retail	202,184	0.1%
Professional Services	248,102	0.2%
Road & Rail	638,552	0.4%
Semiconductors & Semiconductor Equipment	18,393,884	12.2%
Software	19,220,845	12.9%
Specialty Retail	733,330	0.5%
Technology Hardware, Storage & Peripherals	13,155,556	8.7%
Textiles, Apparel & Luxury Goods	400,007	0.3%
Trading Companies & Distributors	261,664	0.2%
Wireless Telecommunication Services	1,581,688	1.0%
Other**	31,124,370	20.6%
Total	$150,743,248	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

152 :: ProFund VP Nasdaq-100 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$63,394,376
Securities, at value	119,618,878
Repurchase agreements, at value	32,287,000
Total Investment Securities, at value	151,905,878
Cash	1,027
Segregated cash balances for futures contracts with brokers	17,600
Dividends receivable	16,313
Unrealized appreciation on swap agreements	58,903
Receivable for capital shares issued	190,813
Prepaid expenses	2,208
TOTAL ASSETS	152,192,742
LIABILITIES:
Payable for capital shares redeemed	1,086,168
Variation margin on futures contracts	280
Advisory fees payable	85,559
Management services fees payable	11,408
Administration fees payable	8,416
Administrative services fees payable	70,351
Distribution fees payable	74,976
Transfer agency fees payable	14,107
Fund accounting fees payable	4,613
Compliance services fees payable	1,162
Other accrued expenses	92,454
TOTAL LIABILITIES	1,449,494
NET ASSETS	$150,743,248
NET ASSETS CONSIST OF:
Capital	$59,970,039
Total distributable earnings (loss)	90,773,209
NET ASSETS	$150,743,248
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,271,424
Net Asset Value (offering and redemption price per share)	$66.37

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Dividends	$390,125
Interest	799
Foreign tax withholding	(315)
Income from securities lending	73
TOTAL INVESTMENT INCOME	390,682
EXPENSES:
Advisory fees	527,516
Management services fees	70,335
Administration fees	55,432
Transfer agency fees	44,903
Administrative services fees	176,054
Distribution fees	175,839
Custody fees	11,496
Fund accounting fees	30,444
Trustee fees	1,853
Compliance services fees	628
Other fees	91,667
Total Gross Expenses before reductions	1,186,167
Expenses reduced and reimbursed by the Advisor	(4,531)
TOTAL NET EXPENSES	1,181,636
NET INVESTMENT INCOME (LOSS)	(790,954)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(2,903)
Net realized gains (losses) on futures contracts	736,757
Net realized gains (losses) on swap agreements	4,010,711
Change in net unrealized appreciation/depreciation on investment securities	13,551,259
Change in net unrealized appreciation/depreciation on futures contracts	(192,903)
Change in net unrealized appreciation/depreciation on swap agreements	(113,641)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	17,989,280
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$17,198,326

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Nasdaq-100 :: 153

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(790,954)	$(1,216,715)
Net realized gains (losses) on investments	4,744,565	20,397,769
Change in net unrealized appreciation/depreciation on investments	13,244,715	27,656,711
Change in net assets resulting from operations	17,198,326	46,837,765
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(18,959,830)	(9,496,625)
Change in net assets resulting from distributions	(18,959,830)	(9,496,625)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	354,431,533	709,912,384
Distributions reinvested	18,959,830	9,496,625
Value of shares redeemed	(376,095,164)	(704,734,911)
Change in net assets resulting from capital transactions	(2,703,801)	14,674,098
Change in net assets	(4,465,305)	52,015,238
NET ASSETS:
Beginning of period	155,208,553	103,193,315
End of period	$150,743,248	$155,208,553
SHARE TRANSACTIONS:
Issued	5,136,245	12,097,369
Reinvested	319,350	138,657
Redeemed	(5,378,547)	(12,038,447)
Change in shares	77,048	197,579

See accompanying notes to financial statements.

154 :: ProFund VP Nasdaq-100 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019		Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016
Net Asset Value, Beginning of Period	$70.73	$51.68	$38.09		$42.74		$32.91	$32.56

Investment Activities:
Net investment income (loss)(a)	(0.39)	(0.59)	(0.13)		(0.15)		(0.26)	(0.26)
Net realized and unrealized gains (losses) on investments	7.61	24.00	14.06		(0.08)		10.24	1.97
Total income (loss) from investment activities	7.22	23.41	13.93		(0.23)		9.98	1.71

Distributions to Shareholders From:
Net realized gains on investments	(11.58)	(4.36)	(0.34)		(4.42)		(0.15)	(1.36)

Net Asset Value, End of Period	$66.37	$70.73	$51.68		$38.09		$42.74	$32.91

Total Return(b)	12.13%	45.57%	36.70%		(1.87	)%(c)	30.37%	5.26%

Ratios to Average Net Assets:
Gross expenses(d)	1.69%	1.73%	1.72%		1.74%		1.71%	1.73%
Net expenses(d)	1.68%	1.68%	1.69	%(e)	1.67	%(c)	1.68%	1.68%
Net investment income (loss)(d)	(1.12)%	(0.99)%	(0.29)%		(0.34	)%(c)	(0.68)%	(0.82)%

Supplemental Data:
Net assets, end of period (000's)	$150,743	$155,209	$103,193		$64,653		$73,907	$60,499
Portfolio turnover rate(b)(f)	1%	10%	9%		6%		4%	4%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.68% and (0.35)%, respectively, and the total return would have been (1.88)%.

(d)	Annualized for periods less than one year.

(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 155

Investment Objective: The ProFund VP Oil & Gas seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oil & GasSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	23.1%
Chevron Corp.	17.5%
ConocoPhillips	7.1%
EOG Resources, Inc.	4.2%
Schlumberger, Ltd.	3.9%

Dow Jones U.S. Oil & GasSM Index – Composition

% of Index
Oil, Gas & Consumable Fuels	90%
Energy Equipment & Services	8%
Semiconductors & Semiconductor Equipment	1%
Electric Utilities	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.7%)

	Shares	Value
APA Corp. (Oil, Gas & Consumable Fuels)	10,672	$230,835
Baker Hughes Co.—Class A (Energy Equipment & Services)	20,537	469,681
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	11,284	197,019
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	6,514	565,024
Chevron Corp. (Oil, Gas & Consumable Fuels)	54,565	5,715,139
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	2,903	210,322
ConocoPhillips (Oil, Gas & Consumable Fuels)	38,098	2,320,169
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	1,766	67,161
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	16,818	490,917
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	5,110	479,778
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	16,484	1,375,425
EQT Corp.* (Oil, Gas & Consumable Fuels)	7,881	175,431
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	11,479	97,686
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	119,521	7,539,386
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	2,402	217,405
Halliburton Co. (Energy Equipment & Services)	25,119	580,751
Hess Corp. (Oil, Gas & Consumable Fuels)	7,750	676,730
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	4,220	138,838
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	54,984	1,002,358
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	22,252	303,072
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	18,000	1,087,560
OV, Inc.* (Energy Equipment & Services)	11,029	168,964
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	23,718	741,662
OGE Energy Corp. (Electric Utilities)	5,653	190,223
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	12,580	699,951
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	7,371	231,965
Phillips 66 (Oil, Gas & Consumable Fuels)	12,363	1,060,993
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	6,543	1,063,368
Schlumberger, Ltd. (Energy Equipment & Services)	39,478	1,263,692
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	6,456	286,969
TechnipFMC PLC (Energy Equipment & Services)	11,960	108,238
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	218	348,743
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	34,296	910,559
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	11,541	901,121
TOTAL COMMON STOCKS (Cost $15,971,543)		31,917,135

Repurchase Agreements(a) (1.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $620,000	$620,000	$620,000
TOTAL REPURCHASE AGREEMENTS (Cost $620,000)		620,000
TOTAL INVESTMENT SECURITIES (Cost $16,591,543)—99.6%		32,537,135
Net other assets (liabilities)—0.4%		121,853
NET ASSETS—100.0%		$32,658,988

*	Non-income producing security.

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

156 :: ProFund VP Oil & Gas :: Financial Statements

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	7/23/21	0.59%	$657,472	$(8,242)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Oil & Gas invested in the following industries as of June 30, 2021:

	Value	% of Net Assets
Electric Utilities	$190,223	0.6%
Energy Equipment & Services	2,591,326	7.9%
Oil, Gas & Consumable Fuels	28,918,181	88.5%
Semiconductors & Semiconductor Equipment	217,405	0.7%
Other**	741,853	2.3%
Total	$32,658,988	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 157

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$16,591,543
Securities, at value	31,917,135
Repurchase agreements, at value	620,000
Total Investment Securities, at value	32,537,135
Cash	191
Segregated cash balances for swap agreements with custodian	120,000
Dividends receivable	9,006
Receivable for capital shares issued	93,405
Prepaid expenses	474
TOTAL ASSETS	32,760,211
LIABILITIES:
Payable for capital shares redeemed	11,231
Unrealized depreciation on swap agreements	8,242
Advisory fees payable	20,569
Management services fees payable	2,743
Administration fees payable	2,018
Administrative services fees payable	14,963
Distribution fees payable	14,553
Transfer agency fees payable	3,275
Fund accounting fees payable	1,108
Compliance services fees payable	220
Other accrued expenses	22,301
TOTAL LIABILITIES	101,223
NET ASSETS	$32,658,988
NET ASSETS CONSIST OF:
Capital	$23,065,716
Total distributable earnings (loss)	9,593,272
NET ASSETS	$32,658,988
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,224,510
Net Asset Value (offering and redemption price per share)	$26.67

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Dividends	$590,492
Interest	7
TOTAL INVESTMENT INCOME	590,499
EXPENSES:
Advisory fees	101,923
Management services fees	13,590
Administration fees	10,820
Transfer agency fees	8,987
Administrative services fees	35,929
Distribution fees	33,974
Custody fees	2,233
Fund accounting fees	6,114
Trustee fees	353
Compliance services fees	153
Other fees	16,660
Total Gross Expenses before reductions	230,736
Expenses reduced and reimbursed by the Advisor	(2,428)
TOTAL NET EXPENSES	228,308
NET INVESTMENT INCOME (LOSS)	362,191
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(77,005)
Net realized gains (losses) on swap agreements	188,537
Change in net unrealized appreciation/depreciation on investment securities	8,401,342
Change in net unrealized appreciation/depreciation on swap agreements	(5,104)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	8,507,770
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,869,961

See accompanying notes to financial statements.

158 :: ProFund VP Oil & Gas :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$362,191	$531,800
Net realized gains (losses) on investments	111,532	(2,174,156)
Change in net unrealized appreciation/depreciation on investments	8,396,238	(6,098,116)
Change in net assets resulting from operations	8,869,961	(7,740,472)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(528,770)	(607,652)
Change in net assets resulting from distributions	(528,770)	(607,652)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	28,509,809	29,132,344
Distributions reinvested	528,770	607,652
Value of shares redeemed	(23,256,180)	(29,298,442)
Change in net assets resulting from capital transactions	5,782,399	441,554
Change in net assets	14,123,590	(7,906,570)
NET ASSETS:
Beginning of period	18,535,398	26,441,968
End of period	$32,658,988	$18,535,398
SHARE TRANSACTIONS:
Issued	1,205,977	1,586,151
Reinvested	20,639	35,681
Redeemed	(988,953)	(1,520,551)
Change in shares	237,663	101,281

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Oil & Gas :: 159

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019		Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016
Net Asset Value, Beginning of Period	$18.78	$29.86	$28.99		$36.93		$38.63	$31.52

Investment Activities:
Net investment income (loss)(a)	0.32	0.57	0.45		0.36		0.53	0.37
Net realized and unrealized gains (losses) on investments	8.02	(10.93)	1.90		(7.68)		(1.78)	7.22
Total income (loss) from investment activities	8.34	(10.36)	2.35		(7.32)		(1.25)	7.59

Distributions to Shareholders From:
Net investment income	(0.45)	(0.50)	(0.44)		(0.62)		(0.45)	(0.48)
Net realized gains on investments	—	(0.22)	(1.04)		—		—	—
Total distributions	(0.45)	(0.72)	(1.48)		(0.62)		(0.45)	(0.48)

Net Asset Value, End of Period	$26.67	$18.78	$29.86		$28.99		$36.93	$38.63

Total Return(b)	44.51%	(34.46)%	8.52%		(20.22	)%(c)	(3.17)%	24.18%

Ratios to Average Net Assets:
Gross expenses(d)	1.70%	1.76%	1.72%		1.72%		1.69%	1.70%
Net expenses(d)	1.68%	1.68%	1.72	%(e)	1.65	%(c)	1.68%	1.68%
Net investment income (loss)(d)	2.66%	3.00%	1.46%		0.99	%(c)	1.52%	1.07%

Supplemental Data:
Net assets, end of period (000's)	$32,659	$18,535	$26,442		$25,783		$41,863	$55,134
Portfolio turnover rate(b)(f)	40%	130%	38%		76%		35%	50%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.68% and 0.96%, respectively, and the total return would have been (20.26)%.
(d)	Annualized for periods less than one year.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

160 :: ProFund VP Pharmaceuticals :: Financial Statements

Investment Objective: The ProFund VP Pharmaceuticals seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Select Pharmaceuticals Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	22.0%
Pfizer, Inc.	17.7%
Zoetis, Inc.	4.7%
Merck & Co., Inc.	4.7%
Elanco Animal Health, Inc.	4.5%

Dow Jones U.S. Select PharmaceuticalsSM Index – Composition

% of Index
Pharmaceuticals	97%
Biotechnology	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.1%)

	Shares	Value
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	2,875	$46,029
Amicus Therapeutics, Inc.* (Biotechnology)	16,314	157,266
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	7,021	35,948
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	2,249	45,340
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	9,521	41,512
Arvinas, Inc.* (Pharmaceuticals)	2,012	154,924
Atea Pharmaceuticals, Inc.* (Biotechnology)	761	16,346
Axsome Therapeutics, Inc.* (Pharmaceuticals)	1,636	110,365
Bristol-Myers Squibb Co. (Pharmaceuticals)	10,759	718,916
Cara Therapeutics, Inc.* (Biotechnology)	2,639	37,659
Catalent, Inc.* (Pharmaceuticals)	6,559	709,159
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	5,894	33,891
ChemoCentryx, Inc.* (Biotechnology)	3,080	41,241
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	2,161	51,086
Corcept Therapeutics, Inc.* (Pharmaceuticals)	6,437	141,614
Elanco Animal Health, Inc.* (Pharmaceuticals)	20,757	720,060
Eli Lilly & Co. (Pharmaceuticals)	3,114	714,725
Endo International PLC* (Pharmaceuticals)	14,306	66,952
Innoviva, Inc.* (Pharmaceuticals)	3,855	51,696
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	4,381	178,832
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	9,931	127,812
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	3,685	654,603
Johnson & Johnson (Pharmaceuticals)	21,248	3,500,396
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	610	59,420
Merck & Co., Inc. (Pharmaceuticals)	9,504	739,126
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	1,464	28,870
Nuvation Bio, Inc.* (Pharmaceuticals)	3,871	36,039
Omeros Corp.* (Pharmaceuticals)	3,822	56,718
Organon & Co.* (Pharmaceuticals)	15,514	469,454
Pacira BioSciences, Inc.* (Pharmaceuticals)	2,699	163,775
Perrigo Co. PLC (Pharmaceuticals)	8,189	375,466
Pfizer, Inc. (Pharmaceuticals)	71,876	2,814,664
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	807	27,317
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	1,247	36,013
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	3,060	159,426
Provention Bio, Inc.* (Pharmaceuticals)	3,303	27,844
Reata Pharmaceuticals, Inc.*—Class A (Pharmaceuticals)	1,635	231,402
Relmada Therapeutics, Inc.* (Pharmaceuticals)	865	27,689
Revance Therapeutics, Inc.* (Pharmaceuticals)	4,079	120,902
Royalty Pharma PLC—Class A (Pharmaceuticals)	5,299	217,206
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	9,903	37,136
TherapeuticsMD, Inc.* (Pharmaceuticals)	21,697	25,819
Theravance Biopharma, Inc.* (Pharmaceuticals)	3,122	45,331
Vanda Pharmaceuticals, Inc.* (Biotechnology)	3,407	73,285
Viatris, Inc. (Pharmaceuticals)	45,548	650,881
Zoetis, Inc. (Pharmaceuticals)	3,983	742,272
Zogenix, Inc.* (Pharmaceuticals)	3,422	59,132
TOTAL COMMON STOCKS (Cost $10,243,484)		15,581,559

Repurchase Agreements(a) (1.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $300,000	$300,000	$300,000
TOTAL REPURCHASE AGREEMENTS (Cost $300,000)		300,000

TOTAL INVESTMENT SECURITIES (Cost $10,543,484)—100.0%	15,881,559
Net other assets (liabilities)—0.0%	(1,230)
NET ASSETS—100.0%	$15,880,329

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 161

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Pharmaceuticals Index	Goldman Sachs International	7/23/21	0.59%	$296,295	$608

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Pharmaceuticals invested in the following industries as of June 30, 2021:

	Value	% of Net Assets
Biotechnology	$584,056	3.7%
Health Care Equipment & Supplies	41,512	0.3%
Pharmaceuticals	14,955,991	94.1%
Other**	298,770	1.9%
Total	$15,880,329	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

162 :: ProFund VP Pharmaceuticals :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$10,543,484
Securities, at value	15,581,559
Repurchase agreements, at value	300,000
Total Investment Securities, at value	15,881,559
Cash	668
Segregated cash balances for swap agreements with custodian	220,000
Dividends receivable	7,071
Unrealized appreciation on swap agreements	608
Receivable for capital shares issued	887
Prepaid expenses	257
TOTAL ASSETS	16,111,050
LIABILITIES:
Payable for capital shares redeemed	190,888
Advisory fees payable	9,869
Management services fees payable	1,316
Administration fees payable	967
Administrative services fees payable	8,498
Distribution fees payable	8,603
Transfer agency fees payable	1,632
Fund accounting fees payable	540
Compliance services fees payable	131
Other accrued expenses	8,277
TOTAL LIABILITIES	230,721
NET ASSETS	$15,880,329
NET ASSETS CONSIST OF:
Capital	$11,536,570
Total distributable earnings (loss)	4,343,759
NET ASSETS	$15,880,329
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	405,213
Net Asset Value (offering and redemption price per share)	$39.19

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Dividends	$140,126
Interest	3
Income from securities lending	105
TOTAL INVESTMENT INCOME	140,234
EXPENSES:
Advisory fees	58,385
Management services fees	7,785
Administration fees	5,897
Transfer agency fees	4,794
Administrative services fees	19,952
Distribution fees	19,462
Custody fees	1,165
Fund accounting fees	3,311
Trustee fees	195
Compliance services fees	69
Other fees	8,188
Recoupment of prior expenses reduced by the Advisor	1,580
TOTAL NET EXPENSES	130,783
NET INVESTMENT INCOME (LOSS)	9,451
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	652,760
Net realized gains (losses) on swap agreements	27,315
Change in net unrealized appreciation/depreciation on investment securities	(210,111)
Change in net unrealized appreciation/depreciation on swap agreements	(7,934)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	462,030
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$471,481

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 163

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$9,451	$734
Net realized gains (losses) on investments	680,075	460,193
Change in net unrealized appreciation/depreciation on investments	(218,045)	1,342,133
Change in net assets resulting from operations	471,481	1,803,060
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(236,561)	(15,201)
Change in net assets resulting from distributions	(236,561)	(15,201)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	7,306,220	12,366,348
Distributions reinvested	236,561	15,201
Value of shares redeemed	(8,168,573)	(11,502,033)
Change in net assets resulting from capital transactions	(625,792)	879,516
Change in net assets	(390,872)	2,667,375
NET ASSETS:
Beginning of period	16,271,201	13,603,826
End of period	$15,880,329	$16,271,201
SHARE TRANSACTIONS:
Issued	187,290	367,558
Reinvested	6,201	423
Redeemed	(210,415)	(342,539)
Change in shares	(16,924)	25,442

See accompanying notes to financial statements.

164 :: ProFund VP Pharmaceuticals :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016
Net Asset Value, Beginning of Period	$38.54	$34.29	$34.85	$38.53	$35.42	$39.47

Investment Activities:
Net investment income (loss)(a)	0.02	— (b)	0.04	0.25	0.33	0.29
Net realized and unrealized gains (losses) on investments	1.26	4.29	4.22	(2.58)	3.34	(1.63)
Total income (loss) from investment activities	1.28	4.29	4.26	(2.33)	3.67	(1.34)

Distributions to Shareholders From:
Net investment income	(0.11)	(0.04)	(0.31)	(0.42)	(0.39)	(0.38)
Net realized gains on investments	(0.52)	—	(4.51)	(0.93)	(0.17)	(2.33)
Total distributions	(0.63)	(0.04)	(4.82)	(1.35)	(0.56)	(2.71)

Net Asset Value, End of Period	$39.19	$38.54	$34.29	$34.85	$38.53	$35.42

Total Return(c)	3.37%	12.51%	14.04%	(6.20)%	10.36%	(3.73)%

Ratios to Average Net Assets:
Gross expenses(d)	1.68%	1.73%	1.74%	1.76%	1.70%	1.71%
Net expenses(d)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	0.12%	0.01%	0.12%	0.65%	0.88%	0.76%

Supplemental Data:
Net assets, end of period (000's)	$15,880	$16,271	$13,604	$13,833	$17,278	$19,878
Portfolio turnover rate(c)(e)	33%	91%	126%	261%	219%	247%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Precious Metals :: 165

Investment Objective: The ProFund VP Precious Metals seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Precious MetalsSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Precious Metals primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious MetalsSM Index – Composition

% of Index
Gold	88%
Silver	7%
Precious Metals & Minerals	5%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (101.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $32,182,000	$32,182,000	$32,182,000
TOTAL REPURCHASE AGREEMENTS (Cost $32,182,000)		32,182,000
TOTAL INVESTMENT SECURITIES (Cost $32,182,000)—101.2%		32,182,000
Net other assets (liabilities)—(1.2)%		(372,845)
NET ASSETS—100.0%		$31,809,155

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2021, the aggregate amount held in a segregated account was $4,532,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	7/23/21	0.59%	$15,328,895	$(131,734)
Dow Jones Precious Metals Index	UBS AG	7/23/21	0.84%	16,489,483	(142,190)
				$31,818,378	$(273,924)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

166 :: ProFund VP Precious Metals :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$32,182,000
Repurchase agreements, at value	32,182,000
Total Investment Securities, at value	32,182,000
Cash	548
Receivable for capital shares issued	244
Prepaid expenses	594
TOTAL ASSETS	32,183,386
LIABILITIES:
Payable for capital shares redeemed	15,453
Unrealized depreciation on swap agreements	273,924
Advisory fees payable	21,503
Management services fees payable	2,867
Administration fees payable	1,927
Administrative services fees payable	16,288
Distribution fees payable	16,029
Transfer agency fees payable	3,664
Fund accounting fees payable	1,141
Compliance services fees payable	295
Other accrued expenses	21,140
TOTAL LIABILITIES	374,231
NET ASSETS	$31,809,155
NET ASSETS CONSIST OF:
Capital	$91,998,416
Total distributable earnings (loss)	(60,189,261)
NET ASSETS	$31,809,155
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,072,209
Net Asset Value (offering and redemption price per share)	$29.67

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Interest	$568
EXPENSES:
Advisory fees	128,453
Management services fees	17,127
Administration fees	12,496
Transfer agency fees	10,969
Administrative services fees	47,679
Distribution fees	42,818
Custody fees	2,720
Fund accounting fees	7,400
Trustee fees	449
Compliance services fees	139
Other fees	18,795
Total Gross Expenses before reductions	289,045
Expenses reduced and reimbursed by the Advisor	(1,309)
TOTAL NET EXPENSES	287,736
NET INVESTMENT INCOME (LOSS)	(287,168)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(703,788)
Change in net unrealized appreciation/depreciation on swap agreements	(282,372)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(986,160)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,273,328)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Precious Metals :: 167

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(287,168)	$(529,251)
Net realized gains (losses) on investments	(703,788)	3,558,430
Change in net unrealized appreciation/depreciation on investments	(282,372)	(1,457,345)
Change in net assets resulting from operations	(1,273,328)	1,571,834
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(89,778)
Change in net assets resulting from distributions	—	(89,778)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	28,004,469	104,066,719
Distributions reinvested	—	89,778
Value of shares redeemed	(33,292,617)	(99,662,435)
Change in net assets resulting from capital transactions	(5,288,148)	4,494,062
Change in net assets	(6,561,476)	5,976,118
NET ASSETS:
Beginning of period	38,370,631	32,394,513
End of period	$31,809,155	$38,370,631
SHARE TRANSACTIONS:
Issued	892,326	3,624,215
Reinvested	—	2,482
Redeemed	(1,062,176)	(3,683,477)
Change in shares	(169,850)	(56,780)

See accompanying notes to financial statements.

168 :: ProFund VP Precious Metals :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016
Net Asset Value, Beginning of Period	$30.89	$24.94	$17.10	$19.75	$18.76	$12.04

Investment Activities:
Net investment income (loss)(a)	(0.26)	(0.42)	0.07	0.01	(0.18)	(0.30)
Net realized and unrealized gains (losses) on investments	(0.96)	6.44	7.78	(2.66)	1.17	7.02
Total income (loss) from investment activities	(1.22)	6.02	7.85	(2.65)	0.99	6.72

Distributions to Shareholders From:
Net investment income	—	(0.07)	(0.01)	—	—	—

Net Asset Value, End of Period	$29.67	$30.89	$24.94	$17.10	$19.75	$18.76

Total Return(b)	(3.95)%	24.10%	45.98%	(13.47)%	5.28%	55.81%

Ratios to Average Net Assets:
Gross expenses(c)	1.69%	1.74%	1.72%	1.75%	1.70%	1.70%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(1.68)%	(1.43)%	0.37%	0.04%	(0.88)%	(1.41)%

Supplemental Data:
Net assets, end of period (000's)	$31,809	$38,371	$32,395	$19,001	$24,286	$28,560
Portfolio turnover rate(d)	—	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Real Estate :: 169

Investment Objective: The ProFund VP Real Estate seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Real EstateSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
American Tower Corp.	8.8%
Prologis, Inc.	6.3%
Crown Castle International Corp.	6.1%
Equinix, Inc.	5.2%
Public Storage	3.3%

Dow Jones U.S. Real EstateSM Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	91%
Real Estate Management & Development	4%
Mortgage Real Estate Investment Trusts (REITs)	3%
Professional Services	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.3%)

	Shares	Value
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	4,700	$79,383
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	1,229	223,604
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,234	57,652
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts)	2,452	95,260
American Tower Corp. (Equity Real Estate Investment Trusts)	4,072	1,100,010
Americold Realty Trust (Equity Real Estate Investment Trusts)	2,260	85,541
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	12,523	111,204
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	1,404	66,592
Apartment Investment and Management Co. (Equity Real Estate Investment Trusts)	1,345	9,025
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	1,251	261,071
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	1,316	41,967
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	1,271	145,644
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	2,658	60,842
Camden Property Trust (Equity Real Estate Investment Trusts)	875	116,086
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	3,006	257,704
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	386	51,956
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,005	28,130
CoStar Group, Inc.* (Professional Services)	3,528	292,189
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,330	48,917
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	3,870	755,037
CubeSmart (Equity Real Estate Investment Trusts)	1,803	83,515
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	1,097	78,457
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,521	379,310
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,476	49,623
Duke Realty Corp. (Equity Real Estate Investment Trusts)	3,357	158,954
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	359	59,038
Equinix, Inc. (Equity Real Estate Investment Trusts)	802	643,685
Equity Commonwealth (Equity Real Estate Investment Trusts)	1,091	28,578
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	1,517	112,728
Equity Residential (Equity Real Estate Investment Trusts)	3,080	237,160
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	582	174,606
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	1,198	196,256
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	635	74,403
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,156	60,378
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,960	90,807
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,268	38,294
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	1,959	52,305
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	4,825	160,624
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	932	42,098
Host Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	6,321	108,026

See accompanying notes to financial statements.

170 :: ProFund VP Real Estate :: Financial Statements

Common Stocks, continued

	Shares	Value
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	1,352	$37,613
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	5,082	189,508
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	2,583	109,313
JBG Smith Properties (Equity Real Estate Investment Trusts)	988	31,132
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	460	89,912
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	949	66,088
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	3,880	80,898
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	775	80,926
Lexington Realty Trust (Equity Real Estate Investment Trusts)	2,486	29,708
Life Storage, Inc. (Equity Real Estate Investment Trusts)	688	73,857
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	5,266	105,847
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	1,024	172,462
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	412	27,625
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,572	73,695
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	4,178	44,245
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	2,108	76,499
Opendoor Technologies, Inc.* (Real Estate Management & Development)	3,052	54,112
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,929	35,629
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	600	31,890
Prologis, Inc. (Equity Real Estate Investment Trusts)	6,623	791,647
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	181	26,802
Public Storage (Equity Real Estate Investment Trusts)	1,363	409,840
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,244	44,697
Realty Income Corp. (Equity Real Estate Investment Trusts)	3,346	223,312
Regency Centers Corp. (Equity Real Estate Investment Trusts)	1,415	90,659
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	1,201	68,397
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,933	35,181
SBA Communications Corp. (Equity Real Estate Investment Trusts)	979	312,007
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	2,941	383,742
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	621	49,680
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	1,028	49,180
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,569	67,231
STORE Capital Corp. (Equity Real Estate Investment Trusts)	2,179	75,197
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	1,002	171,743
The Howard Hughes Corp.* (Real Estate Management & Development)	405	39,471
UDR, Inc. (Equity Real Estate Investment Trusts)	2,658	130,189
Ventas, Inc. (Equity Real Estate Investment Trusts)	3,359	191,799
VEREIT, Inc. (Equity Real Estate Investment Trusts)	2,051	94,202
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	4,809	149,175
Vornado Realty Trust (Equity Real Estate Investment Trusts)	1,406	65,618
Welltower, Inc. (Equity Real Estate Investment Trusts)	3,738	310,628
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	6,708	230,889
WP Carey, Inc. (Equity Real Estate Investment Trusts)	1,594	118,944
TOTAL COMMON STOCKS (Cost $4,994,416)		12,257,848

Repurchase Agreements(a) (2.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $253,000	$253,000	$253,000
TOTAL REPURCHASE AGREEMENTS (Cost $253,000)		253,000
TOTAL INVESTMENT SECURITIES (Cost $5,247,416)—100.3%		12,510,848
Net other assets (liabilities)—(0.3)%		(31,877)
NET ASSETS—100.0%		$12,478,971

*	Non-income producing security.

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Real Estate :: 171

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	7/23/21	0.59%	$224,859	$(2,313)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Real Estate invested in the following industries as of June 30, 2021:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$11,180,430	89.7%
Mortgage Real Estate Investment Trusts	344,030	2.8%
Professional Services	292,189	2.3%
Real Estate Management & Development	441,199	3.5%
Other**	221,123	1.7%
Total	$12,478,971	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

172 :: ProFund VP Real Estate :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$5,247,416
Securities, at value	12,257,848
Repurchase agreements, at value	253,000
Total Investment Securities, at value	12,510,848
Cash	344
Dividends receivable	39,729
Receivable for investments sold	249,644
Prepaid expenses	197
TOTAL ASSETS	12,800,762
LIABILITIES:
Payable for capital shares redeemed	291,873
Unrealized depreciation on swap agreements	2,313
Advisory fees payable	7,892
Management services fees payable	1,052
Administration fees payable	805
Administrative services fees payable	4,945
Distribution fees payable	4,671
Transfer agency fees payable	1,314
Fund accounting fees payable	463
Compliance services fees payable	90
Other accrued expenses	6,373
TOTAL LIABILITIES	321,791
NET ASSETS	$12,478,971
NET ASSETS CONSIST OF:
Capital	$6,519,720
Total distributable earnings (loss)	5,959,251
NET ASSETS	$12,478,971
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	179,928
Net Asset Value (offering and redemption price per share)	$69.36

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Dividends	$168,287
Interest	3
TOTAL INVESTMENT INCOME	168,290
EXPENSES:
Advisory fees	42,055
Management services fees	5,607
Administration fees	4,292
Transfer agency fees	3,522
Administrative services fees	16,737
Distribution fees	14,018
Custody fees	881
Fund accounting fees	2,506
Trustee fees	142
Compliance services fees	55
Other fees	6,172
Total Gross Expenses before reductions	95,987
Expenses reduced and reimbursed by the Advisor	(1,783)
TOTAL NET EXPENSES	94,204
NET INVESTMENT INCOME (LOSS)	74,086
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	8,789
Net realized gains (losses) on swap agreements	38,804
Change in net unrealized appreciation/depreciation on investment securities	1,841,091
Change in net unrealized appreciation/depreciation on swap agreements	(3,823)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,884,861
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,958,947

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Real Estate :: 173

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$74,086	$72,876
Net realized gains (losses) on investments	47,593	175,859
Change in net unrealized appreciation/depreciation on investments	1,837,268	(2,299,385)
Change in net assets resulting from operations	1,958,947	(2,050,650)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(404,416)
Return of capital	—	(28,104)
Change in net assets resulting from distributions	—	(432,520)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	12,416,870	19,545,765
Distributions reinvested	—	432,520
Value of shares redeemed	(11,625,893)	(23,711,191)
Change in net assets resulting from capital transactions	790,977	(3,732,906)
Change in net assets	2,749,924	(6,216,076)
NET ASSETS:
Beginning of period	9,729,047	15,945,123
End of period	$12,478,971	$9,729,047
SHARE TRANSACTIONS:
Issued	194,033	338,735
Reinvested	—	7,778
Redeemed	(181,424)	(424,323)
Change in shares	12,609	(77,810)

See accompanying notes to financial statements.

174 :: ProFund VP Real Estate :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020		Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016
Net Asset Value, Beginning of Period	$58.15	$65.05		$54.51	$66.65	$65.02	$62.61

Investment Activities:
Net investment income (loss)(a)	0.42	0.42		0.75	1.09	1.02	0.84
Net realized and unrealized gains (losses) on investments	10.79	(4.66)		13.65	(4.66)	4.13	2.76
Total income (loss) from investment activities	11.21	(4.24)		14.40	(3.57)	5.15	3.60

Distributions to Shareholders From:
Net investment income	—	(0.78)		(1.06)	(1.36)	(0.66)	(1.19)
Net realized gains on investments	—	(1.71)		(2.80)	(7.21)	(2.86)	—
Return of capital	—	(0.17)		—	—	—	—
Total distributions	—	(2.66)		(3.86)	(8.57)	(3.52)	(1.19)

Net Asset Value, End of Period	$69.36	$58.15		$65.05	$54.51	$66.65	$65.02

Total Return(b)	19.28%	(6.29	)%(c)	26.76%	(5.70)%	8.05%	5.72%

Ratios to Average Net Assets:
Gross expenses(d)	1.71%	1.76%		1.71%	1.69%	1.68%	1.68%
Net expenses(d)	1.68%	1.68%		1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	1.32%	0.72%		1.18%	1.82%	1.52%	1.29%

Supplemental Data:
Net assets, end of period (000's)	$12,479	$9,729		$15,945	$10,384	$11,419	$13,217
Portfolio turnover rate(b)(e)	65%	150%		126%	82%	135%	146%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	During the year ended December 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.36%.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 175

Investment Objective: The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the movement of the most recently issued 30-year U.S. Treasury Bond for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(123)%
Total Exposure	(123)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (104.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $5,544,000	$5,544,000	$5,544,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,544,000)		5,544,000
TOTAL INVESTMENT SECURITIES (Cost $5,544,000)—104.5%		5,544,000
Net other assets (liabilities)—(4.5)%		(238,155)
NET ASSETS—100.0%		$5,305,845

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2021, the aggregate amount held in a segregated account was $78,000.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 2.375% due on 5/15/51	Citibank North America	7/15/21	0.15%	$(5,253,638)	$(179,874)
30-Year U.S. Treasury Bond, 2.375% due on 5/15/51	Societe' Generale	7/15/21	0.23%	(1,281,375)	(35,024)
				$(6,535,013)	$(214,898)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

176 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$5,544,000
Repurchase agreements, at value	5,544,000
Total Investment Securities, at value	5,544,000
Cash	657
Receivable for capital shares issued	86,473
Prepaid expenses	112
TOTAL ASSETS	5,631,242
LIABILITIES:
Payable for capital shares redeemed	95,279
Unrealized depreciation on swap agreements	214,898
Advisory fees payable	3,681
Management services fees payable	491
Administration fees payable	361
Administrative services fees payable	2,613
Distribution fees payable	3,511
Transfer agency fees payable	662
Fund accounting fees payable	196
Compliance services fees payable	46
Other accrued expenses	3,659
TOTAL LIABILITIES	325,397
NET ASSETS	$5,305,845
NET ASSETS CONSIST OF:
Capital	$33,459,557
Total distributable earnings (loss)	(28,153,712)
NET ASSETS	$5,305,845
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	174,331
Net Asset Value (offering and redemption price per share)	$30.44

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Interest	$71
EXPENSES:
Advisory fees	22,764
Management services fees	3,035
Administration fees	2,133
Transfer agency fees	1,766
Administrative services fees	6,383
Distribution fees	7,588
Custody fees	440
Fund accounting fees	1,193
Trustee fees	67
Compliance services fees	26
Other fees	3,842
Recoupment of prior expenses reduced by the Advisor	1,784
TOTAL NET EXPENSES	51,021
NET INVESTMENT INCOME (LOSS)	(50,950)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(1,866)
Net realized gains (losses) on swap agreements	581,717
Change in net unrealized appreciation/depreciation on swap agreements	(195,124)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	384,727
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$333,777

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 177

Statements of Changes in Net Assets
	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(50,950)	$(58,251)
Net realized gains (losses) on investments	579,851	(1,441,415)
Change in net unrealized appreciation/depreciation on investments	(195,124)	(129,318)
Change in net assets resulting from operations	333,777	(1,628,984)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(37,790)
Change in net assets resulting from distributions	—	(37,790)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	8,826,611	12,193,038
Distributions reinvested	—	37,790
Value of shares redeemed	(8,295,162)	(12,085,309)
Change in net assets resulting from capital transactions	531,449	145,519
Change in net assets	865,226	(1,521,255)
NET ASSETS:
Beginning of period	4,440,619	5,961,874
End of period	$5,305,845	$4,440,619
SHARE TRANSACTIONS:
Issued	272,795	423,425
Reinvested	—	1,443
Redeemed	(258,308)	(421,054)
Change in shares	14,487	3,814

See accompanying notes to financial statements.

178 :: ProFund VP Rising Rates Opportunity :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016(a)
Net Asset Value, Beginning of Period	$27.78	$38.21	$48.56	$46.61	$52.91	$55.80

Investment Activities:
Net investment income (loss)(b)	(0.26)	(0.37)	0.21	0.06	(0.46)	(0.68)
Net realized and unrealized gains (losses) on investments	2.92	(9.84)	(8.70)	1.89	(5.84)	(2.21)
Total income (loss) from investment activities	2.66	(10.21)	(8.49)	1.95	(6.30)	(2.89)

Distributions to Shareholders From:
Net investment income	—	(0.22)	(0.08)	—	—	—
Net realized gains on investments	—	—	(1.78)	—	—	—
Total distributions	—	(0.22)	(1.86)	—	—	—

Net Asset Value, End of Period	$30.44	$27.78	$38.21	$48.56	$46.61	$52.91

Total Return(c)	9.58%	(26.70)%	(17.41)%	4.16%	(11.90)%	(5.16)%

Ratios to Average Net Assets:
Gross expenses(d)	1.68%	1.73%	1.70%	1.64%	1.70%	1.68%
Net expenses(d)	1.68%	1.68%	1.67%	1.64%	1.68%	1.68%
Net investment income (loss)(d)	(1.68)%	(1.30)%	0.50%	0.12%	(0.91)%	(1.41)%

Supplemental Data:
Net assets, end of period (000's)	$5,306	$4,441	$5,962	$9,941	$7,626	$18,676
Portfolio turnover rate(e)	—	—	—	—	—	—

(a)	As described in Note 8, share amounts have been adjusted for 1:10 reverse share split that occurred on December 5, 2016.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Semiconductor :: 179

Investment Objective: The ProFund VP Semiconductor seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. SemiconductorsSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Equity Securities	84%
Swap Agreements	16%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NVIDIA Corp.	18.8%
Intel Corp.	8.6%
Broadcom, Inc.	7.4%
Texas Instruments, Inc.	6.7%
Qualcomm, Inc.	6.1%

Dow Jones U.S. SemiconductorsSM Index – Composition

% of Index
Semiconductors & Semiconductor Equipment	100%

Schedule of Portfolio Investments (unaudited)

Common Stocks (84.3%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	7,365	$691,794
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	256	7,091
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,235	384,778
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,563	792,171
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,474	1,179,702
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	349	29,707
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	700	68,551
Enphase Energy, Inc.* (Electrical Equipment)	823	151,127
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	822	101,081
Intel Corp. (Semiconductors & Semiconductor Equipment)	24,476	1,374,083
KLA Corp. (Semiconductors & Semiconductor Equipment)	930	301,515
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	864	562,205
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,967	289,725
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,627	171,421
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,658	248,269
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	6,798	577,694
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	336	59,791
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	261	97,470
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,776	3,021,179
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,671	343,758
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,590	99,145
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	368	30,198
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	683	133,629
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	6,836	977,069
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	394	27,107
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	272	41,684
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,000	191,750
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	314	86,780
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,008	135,032
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,597	1,076,303
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	260	57,806
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,490	215,514
TOTAL COMMON STOCKS (Cost $4,234,057)		13,525,129

See accompanying notes to financial statements.

180 :: ProFund VP Semiconductor :: Financial Statements

Repurchase Agreements(a) (1.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $201,000	$201,000	$201,000
TOTAL REPURCHASE AGREEMENTS (Cost $201,000)		201,000
TOTAL INVESTMENT SECURITIES (Cost $4,435,057)—85.6%		13,726,129
Net other assets (liabilities)—14.4%		2,307,091
NET ASSETS—100.0%		$16,033,220

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	7/23/21	0.59%	$2,528,530	$15,184

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Semiconductor invested in the following industries as of June 30, 2021:

	Value	% of Net Assets
Electrical Equipment	$151,127	0.9%
Semiconductors & Semiconductor Equipment	13,374,002	83.4%
Other**	2,508,091	15.7%
Total	$16,033,220	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Semiconductor :: 181

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$4,435,057
Securities, at value	13,525,129
Repurchase agreements, at value	201,000
Total Investment Securities, at value	13,726,129
Cash	54
Segregated cash balances for swap agreements with custodian	90,000
Dividends receivable	3,125
Unrealized appreciation on swap agreements	15,184
Receivable for capital shares issued	232,840
Receivable for investments sold	1,999,544
Prepaid expenses	213
TOTAL ASSETS	16,067,089
LIABILITIES:
Advisory fees payable	9,084
Management services fees payable	1,211
Administration fees payable	894
Administrative services fees payable	6,231
Distribution fees payable	7,004
Transfer agency fees payable	1,414
Fund accounting fees payable	496
Compliance services fees payable	113
Other accrued expenses	7,422
TOTAL LIABILITIES	33,869
NET ASSETS	$16,033,220
NET ASSETS CONSIST OF:
Capital	$7,079,646
Total distributable earnings (loss)	8,953,574
NET ASSETS	$16,033,220
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	176,505
Net Asset Value (offering and redemption price per share)	$90.84

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Dividends	$79,852
Interest	7
Foreign tax withholding	(254)
TOTAL INVESTMENT INCOME	79,605
EXPENSES:
Advisory fees	52,096
Management services fees	6,946
Administration fees	5,314
Transfer agency fees	4,338
Administrative services fees	17,164
Distribution fees	17,365
Custody fees	1,088
Fund accounting fees	2,978
Trustee fees	177
Compliance services fees	66
Other fees	7,307
Recoupment of prior expenses reduced by the Advisor	1,280
TOTAL NET EXPENSES	116,119
NET INVESTMENT INCOME (LOSS)	(36,514)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(43,015)
Net realized gains (losses) on swap agreements	121,456
Change in net unrealized appreciation/depreciation on investment securities	2,362,734
Change in net unrealized appreciation/depreciation on swap agreements	6,354
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,447,529
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,411,015

See accompanying notes to financial statements.

182 :: ProFund VP Semiconductor :: Financial Statements

Statements of Changes in Net Assets
	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(36,514)	$(9,012)
Net realized gains (losses) on investments	78,441	1,160,724
Change in net unrealized appreciation/depreciation on investments	2,369,088	2,168,996
Change in net assets resulting from operations	2,411,015	3,320,708
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(1,055,565)	(696,166)
Change in net assets resulting from distributions	(1,055,565)	(696,166)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,784,538	28,294,483
Distributions reinvested	1,055,565	696,166
Value of shares redeemed	(15,268,410)	(28,026,511)
Change in net assets resulting from capital transactions	1,571,693	964,138
Change in net assets	2,927,143	3,588,680
NET ASSETS:
Beginning of period	13,106,077	9,517,397
End of period	$16,033,220	$13,106,077
SHARE TRANSACTIONS:
Issued	176,052	444,871
Reinvested	14,005	9,454
Redeemed	(172,366)	(452,544)
Change in shares	17,691	1,781

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Semiconductor :: 183

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020		Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016
Net Asset Value, Beginning of Period	$82.52	$60.61		$44.36	$52.82	$39.06	$30.62

Investment Activities:
Net investment income (loss)(a)	(0.23)	(0.06)		0.22	0.17	(0.06)	0.18
Net realized and unrealized gains (losses) on investments	15.98	26.68		20.66	(4.81)	13.95	8.29
Total income (loss) from investment activities	15.75	26.62		20.88	(4.64)	13.89	8.47

Distributions to Shareholders From:
Net investment income	—	(0.23)		(0.15)	—	(0.13)	(0.03)
Net realized gains on investments	(7.43)	(4.48)		(4.48)	(3.82)	—	—
Total distributions	(7.43)	(4.71)		(4.63)	(3.82)	(0.13)	(0.03)

Net Asset Value, End of Period	$90.84	$82.52		$60.61	$44.36	$52.82	$39.06

Total Return(b)	20.93%	44.85%		49.77%	(10.23)%	35.55%	27.71%

Ratios to Average Net Assets:
Gross expenses(c)	1.67%	1.72%		1.67%	1.65%	1.68%	1.68%
Net expenses(c)	1.67%	1.70	%(d)	1.66%	1.65%	1.68%	1.68%
Net investment income (loss)(c)	(0.53)%	(0.09)%		0.41%	0.31%	(0.12)%	0.51%

Supplemental Data:
Net assets, end of period (000's)	$16,033	$13,106		$9,517	$5,364	$11,060	$6,977
Portfolio turnover rate(b)(e)	115%	348%		561%	249%	297%	474%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

184 :: ProFund VP Short Dow 30 :: Financial Statements

Investment Objective: The ProFund VP Short Dow 30 seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Dow Jones Industrial Average® for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Short Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average® Index – Composition

% of Index
Information Technology	23%
Health Care	17%
Industrials	17%
Financials	16%
Consumer Discretionary	13%
Consumer Staples	7%
Communication Services	4%
Energy	2%
Materials	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (96.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $7,000	$7,000	$7,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,000)		7,000
TOTAL INVESTMENT SECURITIES (Cost $7,000)—96.5%		7,000
Net other assets (liabilities)—3.5%		257
NET ASSETS—100.0%		$7,257

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2021, the aggregate amount held in a segregated account was $4,000.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	7/27/21	(0.29)%	$(1,776)	$(12)
Dow Jones Industrial Average	UBS AG	7/27/21	(0.29)%	(5,440)	(34)
				$(7,216)	$(46)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Dow 30 :: 185

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$7,000
Repurchase agreements, at value	7,000
Total Investment Securities, at value	7,000
Cash	326
TOTAL ASSETS	7,326
LIABILITIES:
Unrealized depreciation on swap agreements	46
Advisory fees payable	4
Management services fees payable	1
Administration fees payable	—	(a)
Administrative services fees payable	1
Distribution fees payable	2
Transfer agency fees payable	1
Fund accounting fees payable	—	(a)
Compliance services fees payable	—	(a)
Other accrued expenses	14
TOTAL LIABILITIES	69
NET ASSETS	$7,257
NET ASSETS CONSIST OF:
Capital	$126,270
Total distributable earnings (loss)	(119,013)
NET ASSETS	$7,257
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	303
Net Asset Value (offering and redemption price per share)	$23.95

(a)	Amount is less than $0.50.

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Interest	$—	(a)
EXPENSES:
Advisory fees	31
Management services fees	4
Administration fees	3
Transfer agency fees	3
Administrative services fees	3
Distribution fees	10
Custody fees	—	(a)
Fund accounting fees	2
Trustee fees	—	(a)
Compliance services fees	—	(a)
Other fees	7
Recoupment of prior expenses reduced by the Advisor	6
TOTAL NET EXPENSES	69
NET INVESTMENT INCOME (LOSS)	(69)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(1,221)
Change in net unrealized appreciation/depreciation on swap agreements	61
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,160)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,229)

See accompanying notes to financial statements.

186 :: ProFund VP Short Dow 30 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(69)	$(1,509)
Net realized gains (losses) on investments	(1,221)	(62,897)
Change in net unrealized appreciation/depreciation on investments	61	(152)
Change in net assets resulting from operations	(1,229)	(64,558)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(43)
Change in net assets resulting from distributions	—	(43)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	—	1,047,279
Distributions reinvested	—	43
Value of shares redeemed	(7,540)	(978,223)
Change in net assets resulting from capital transactions	(7,540)	69,099
Change in net assets	(8,769)	4,498
NET ASSETS:
Beginning of period	16,026	11,528
End of period	$7,257	$16,026
SHARE TRANSACTIONS:
Issued	—	30,329
Reinvested	—	1
Redeemed	(277)	(30,079)
Change in shares	(277)	251

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short Dow 30 :: 187

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019(a)	Year Ended Dec. 31, 2018(a)	Year Ended Dec. 31, 2017(a)	Year Ended Dec. 31, 2016(a)
Net Asset Value, Beginning of Period	$27.63	$35.04	$43.37	$42.35	$54.31	$67.20

Investment Activities:
Net investment income (loss)(b)	(0.21)	(0.56)	0.13	— (c)	(0.44)	(0.88)
Net realized and unrealized gains (losses) on investments	(3.47)	(6.78)	(8.44)	1.02	(11.52)	(10.05)
Total income (loss) from investment activities	(3.68)	(7.34)	(8.31)	1.02	(11.96)	(10.93)

Distributions to Shareholders From:
Net investment income	—	(0.07)	(0.02)	—	—	—
Net realized gains on investments	—	—	—	—	—	(1.96)
Total distributions	—	(0.07)	(0.02)	—	—	(1.96)

Net Asset Value, End of Period	$23.95	$27.63	$35.04	$43.37	$42.35	$54.31

Total Return(d)	(13.36)%	(20.89)%	(19.25)%	2.36%	(22.02)%	(16.45)%

Ratios to Average Net Assets:
Gross expenses(e)	1.67%	1.75%	1.76%	1.81%	2.87%	1.99%
Net expenses(e)	1.67%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(e)	(1.67)%	(1.63)%	0.34%	0.03%	(0.90)%	(1.41)%

Supplemental Data:
Net assets, end of period (000's)	$7	$16	$12	$14	$14	$29
Portfolio turnover rate(f)	—	—	—	—	—	—

(a)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Amount is less than $0.005.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

188 :: ProFund VP Short Emerging Markets :: Financial Statements

Investment Objective: The ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the S&P/BNY Mellon Emerging 50 ADR Index (USD) for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P/BNY Mellon Emerging 50 ADR Index (USD) – Composition

Industry Breakdown	% of Index
Consumer Discretionary	34%
Information Technology	27%
Financials	13%
Communication Services	9%
Materials	8%
Energy	4%
Consumer Staples	2%
Health Care	2%
Industrials	1%

Country Composition
China	44%
Taiwan	23%
India	13%
Brazil	11%
Other	9%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (100.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $260,000	$260,000	$260,000
TOTAL REPURCHASE AGREEMENTS (Cost $260,000)		260,000
TOTAL INVESTMENT SECURITIES (Cost $260,000)—100.3%		260,000
Net other assets (liabilities)—(0.3)%		(661)
NET ASSETS—100.0%		$259,339

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2021, the aggregate amount held in a segregated account was $141,000.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	7/27/21	0.41%	$(182,462)	$(89)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	7/27/21	0.41%	(77,188)	(60)
				$(259,650)	$(149)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Emerging Markets :: 189

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$260,000
Repurchase agreements, at value	260,000
Total Investment Securities, at value	260,000
Cash	789
Prepaid expenses	15
TOTAL ASSETS	260,804
LIABILITIES:
Unrealized depreciation on swap agreements	149
Advisory fees payable	266
Management services fees payable	36
Administration fees payable	24
Administrative services fees payable	292
Distribution fees payable	324
Transfer agency fees payable	50
Fund accounting fees payable	14
Compliance services fees payable	4
Other accrued expenses	306
TOTAL LIABILITIES	1,465
NET ASSETS	$259,339
NET ASSETS CONSIST OF:
Capital	$2,973,705
Total distributable earnings (loss)	(2,714,366)
NET ASSETS	$259,339
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	12,098
Net Asset Value (offering and redemption price per share)	$21.44

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Interest	$11
EXPENSES:
Advisory fees	1,900
Management services fees	253
Administration fees	161
Transfer agency fees	142
Administrative services fees	572
Distribution fees	633
Custody fees	36
Fund accounting fees	96
Trustee fees	5
Compliance services fees	1
Other fees	308
Recoupment of prior expenses reduced by the Advisor	149
TOTAL NET EXPENSES	4,256
NET INVESTMENT INCOME (LOSS)	(4,245)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(100,059)
Change in net unrealized appreciation/depreciation on swap agreements	13,493
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(86,566)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(90,811)

See accompanying notes to financial statements.

190 :: ProFund VP Short Emerging Markets :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(4,245)	$(18,615)
Net realized gains (losses) on investments	(100,059)	(573,184)
Change in net unrealized appreciation/depreciation on investments	13,493	(20,260)
Change in net assets resulting from operations	(90,811)	(612,059)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(5,130)
Change in net assets resulting from distributions	—	(5,130)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	7,062,555	15,139,462
Distributions reinvested	—	5,130
Value of shares redeemed	(7,078,170)	(15,006,836)
Change in net assets resulting from capital transactions	(15,615)	137,756
Change in net assets	(106,426)	(479,433)
NET ASSETS:
Beginning of period	365,765	845,198
End of period	$259,339	$365,765
SHARE TRANSACTIONS:
Issued	319,412	434,598
Reinvested	—	185
Redeemed	(323,080)	(443,623)
Change in shares	(3,668)	(8,840)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short Emerging Markets :: 191

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020		Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017(a)	Year Ended Dec. 31, 2016(a)
Net Asset Value, Beginning of Period	$23.20	$34.35		$47.77	$42.43		$58.80	$70.21

Investment Activities:
Net investment income (loss)(b)	(0.18)	(0.51)		0.20	0.15		(0.44)	(0.95)
Net realized and unrealized gains (losses) on investments	(1.58)	(10.35)		(9.52)	5.19		(15.93)	(10.46)
Total income (loss) from investment activities	(1.76)	(10.86)		(9.32)	5.34		(16.37)	(11.41)

Distributions to Shareholders From:
Net investment income	—	(0.29)		(0.23)	—		—	—
Net realized gains on investments	—	—		(3.87)	—		—	—
Total distributions	—	(0.29)		(4.10)	—		—	—

Net Asset Value, End of Period	$21.44	$23.20		$34.35	$47.77		$42.43	$58.80

Total Return(c)	(7.59)%	(31.76)%		(20.99)%	12.59	%(d)	(27.84)%	(16.24)%

Ratios to Average Net Assets:
Gross expenses(e)	1.68%	1.72%		1.67%	1.59%		1.69%	1.68%
Net expenses(e)	1.68%	1.69	%(f)	1.67%	1.52	%(d)	1.68%	1.68%
Net investment income (loss)(e)	(1.68)%	(1.43)%		0.48%	0.34	%(d)	(0.91)%	(1.42)%

Supplemental Data:
Net assets, end of period (000's)	$259	$366		$845	$1,988		$959	$1,660
Portfolio turnover rate(g)	—	—		—	—		—	—

(a)	As described in Note 8, share amounts have been adjusted for 1:5 reverse share split that occurred on December 11, 2017.

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Not annualized for periods less than one year.

(d)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.59% and 0.27%, respectively, and the total return would have been 12.51%.

(e)	Annualized for periods less than one year.

(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

192 :: ProFund VP Short International :: Financial Statements

Investment Objective: The ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index® for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Short International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE® Index – Composition

Industry Breakdown	% of Index
Financials	17%
Industrials	16%
Consumer Discretionary	13%
Health Care	12%
Consumer Staples	11%
Information Technology	9%
Materials	8%
Communication Services	5%
Utilities	3%
Energy	3%
Real Estate	3%

Country Composition
Japan	23%
United Kingdom	14%
France	12%
Switzerland	10%
Germany	9%
Other	32%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (99.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $423,000	$423,000	$423,000
TOTAL REPURCHASE AGREEMENTS (Cost $423,000)		423,000
TOTAL INVESTMENT SECURITIES (Cost $423,000)—99.4%		423,000
Net other assets (liabilities)— 0.6%		2,653
NET ASSETS—100.0%		$425,653

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2021, the aggregate amount held in a segregated account was $220,000.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	7/27/21	0.31%	$(372,659)	$2,687
MSCI EAFE Index	UBS AG	7/27/21	0.21%	(52,591)	387
				$(425,250)	$3,074

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short International :: 193

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$423,000
Repurchase agreements, at value	423,000
Total Investment Securities, at value	423,000
Cash	772
Unrealized appreciation on swap agreements	3,074
Prepaid expenses	14
TOTAL ASSETS	426,860
LIABILITIES:
Advisory fees payable	274
Management services fees payable	36
Administration fees payable	25
Administrative services fees payable	275
Distribution fees payable	294
Transfer agency fees payable	48
Fund accounting fees payable	15
Compliance services fees payable	5
Other accrued expenses	235
TOTAL LIABILITIES	1,207
NET ASSETS	$425,653
NET ASSETS CONSIST OF:
Capital	$2,729,807
Total distributable earnings (loss)	(2,304,154)
NET ASSETS	$425,653
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	16,366
Net Asset Value (offering and redemption price per share)	$26.01

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Interest	$10
EXPENSES:
Advisory fees	1,982
Management services fees	264
Administration fees	164
Transfer agency fees	142
Administrative services fees	609
Distribution fees	661
Custody fees	35
Fund accounting fees	96
Trustee fees	6
Compliance services fees	2
Other fees	201
Recoupment of prior expenses reduced by the Advisor	268
TOTAL NET EXPENSES	4,430
NET INVESTMENT INCOME (LOSS)	(4,420)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(61,121)
Change in net unrealized appreciation/depreciation on swap agreements	2,248
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(58,873)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(63,293)

See accompanying notes to financial statements.

194 :: ProFund VP Short International :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(4,420)	$(14,177)
Net realized gains (losses) on investments	(61,121)	(304,709)
Change in net unrealized appreciation/depreciation on investments	2,248	(1,131)
Change in net assets resulting from operations	(63,293)	(320,017)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(3,789)
Change in net assets resulting from distributions	—	(3,789)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	858,304	8,938,153
Distributions reinvested	—	3,789
Value of shares redeemed	(1,053,966)	(8,529,787)
Change in net assets resulting from capital transactions	(195,662)	412,155
Change in net assets	(258,955)	88,349
NET ASSETS:
Beginning of period	684,608	596,259
End of period	$425,653	$684,608
SHARE TRANSACTIONS:
Issued	30,795	229,595
Reinvested	—	115
Redeemed	(38,012)	(223,082)
Change in shares	(7,217)	6,628

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short International :: 195

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019(a)	Year Ended Dec. 31, 2018(a)		Year Ended Dec. 31, 2017(a)	Year Ended Dec. 31, 2016(a)
Net Asset Value, Beginning of Period	$29.03	$35.17	$43.87	$37.99		$47.87	$50.88

Investment Activities:
Net investment income (loss)(b)	(0.23)	(0.53)	0.19	0.16		(0.36)	(0.72)
Net realized and unrealized gains (losses) on investments	(2.79)	(5.40)	(7.70)	5.72		(9.52)	(2.29)
Total income (loss) from investment activities	(3.02)	(5.93)	(7.51)	5.88		(9.88)	(3.01)

Distributions to Shareholders From:
Net investment income	—	(0.21)	(0.20)	—		—	—
Net realized gains on investments	—	—	(0.99)	—		—	—
Total distributions	—	(0.21)	(1.19)	—		—	—

Net Asset Value, End of Period	$26.01	$29.03	$35.17	$43.87		$37.99	$47.87

Total Return(c)	(10.40)%	(16.94)%	(17.42)%	15.47	%(d)	(20.63)%	(5.90)%

Ratios to Average Net Assets:
Gross expenses(e)	1.68%	1.70%	1.69%	1.54%		1.69%	1.68%
Net expenses(e)	1.68%	1.68%	1.68%	1.46	%(d)	1.68%	1.68%
Net investment income (loss)(e)	(1.67)%	(1.43)%	0.48%	0.41	%(d)	(0.90)%	(1.41)%

Supplemental Data:
Net assets, end of period (000's)	$426	$685	$596	$2,183		$611	$1,183
Portfolio turnover rate(f)	—	—	—	—		—	—

(a)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Not annualized for periods less than one year.

(d)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.54% and 0.33%, respectively, and the total return would have been 15.39%.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

196 :: ProFund VP Short Mid-Cap :: Financial Statements

Investment Objective: The ProFund VP Short Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the S&P MidCap 400® Index for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400® Index – Composition

% of Index
Industrials	19%
Financials	15%
Consumer Discretionary	15%
Information Technology	14%
Health Care	11%
Real Estate	10%
Materials	6%
Consumer Staples	3%
Utilities	3%
Energy	2%
Communication Services	2%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (100.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $49,000	$49,000	$49,000
TOTAL REPURCHASE AGREEMENTS (Cost $49,000)		49,000
TOTAL INVESTMENT SECURITIES (Cost $49,000)—100.3%		49,000
Net other assets (liabilities)—(0.3)%		(139)
NET ASSETS—100.0%		$48,861

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2021, the aggregate amount held in a segregated account was $41,000.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	7/27/21	(0.14)%	$(10,037)	$10
S&P MidCap 400	UBS AG	7/27/21	(0.09)%	(38,630)	40
				$(48,667)	$50

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Mid-Cap :: 197

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$49,000
Repurchase agreements, at value	49,000
Total Investment Securities, at value	49,000
Cash	22
Unrealized appreciation on swap agreements	50
Prepaid expenses	4
TOTAL ASSETS	49,076
LIABILITIES:
Advisory fees payable	53
Management services fees payable	7
Administration fees payable	5
Administrative services fees payable	23
Distribution fees payable	29
Transfer agency fees payable	8
Fund accounting fees payable	3
Compliance services fees payable	1
Other accrued expenses	86
TOTAL LIABILITIES	215
NET ASSETS	$48,861
NET ASSETS CONSIST OF:
Capital	$2,573,861
Total distributable earnings (loss)	(2,525,000)
NET ASSETS	$48,861
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	5,892
Net Asset Value (offering and redemption price per share)	$8.29

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Interest	$1
EXPENSES:
Advisory fees	305
Management services fees	41
Administration fees	31
Transfer agency fees	26
Administrative services fees	105
Distribution fees	102
Custody fees	7
Fund accounting fees	18
Trustee fees	1
Compliance services fees	1
Other fees	52
Total Gross Expenses before reductions	689
Expenses reduced and reimbursed by the Advisor	(5)
TOTAL NET EXPENSES	684
NET INVESTMENT INCOME (LOSS)	(683)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(17,959)
Change in net unrealized appreciation/depreciation on swap agreements	130
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(17,829)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(18,512)

See accompanying notes to financial statements.

198 :: ProFund VP Short Mid-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(683)	$(4,648)
Net realized gains (losses) on investments	(17,959)	123,744
Change in net unrealized appreciation/depreciation on investments	130	(6)
Change in net assets resulting from operations	(18,512)	119,090
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(139,495)	(1,287)
Change in net assets resulting from distributions	(139,495)	(1,287)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	2,833,306	19,396,710
Distributions reinvested	24,595	1,287
Value of shares redeemed	(2,719,145)	(19,589,287)
Change in net assets resulting from capital transactions	138,756	(191,290)
Change in net assets	(19,251)	(73,487)
NET ASSETS:
Beginning of period	68,112	141,599
End of period	$48,861	$68,112
SHARE TRANSACTIONS:
Issued	198,676	650,184
Reinvested	3,022	53
Redeemed	(199,190)	(651,955)
Change in shares	2,508	(1,718)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short Mid-Cap :: 199

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020		Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016(a)
Net Asset Value, Beginning of Period	$20.13	$27.75		$35.30	$33.94	$40.17	$55.37

Investment Activities:
Net investment income (loss)(b)	(0.11)	(0.44)		0.18	0.05	(0.30)	(0.71)
Net realized and unrealized gains (losses) on investments	(3.46)	(6.91	)(c)	(7.64)	3.33	(5.66)	(10.19)
Total income (loss) from investment activities	(3.57)	(7.35)		(7.46)	3.38	(5.96)	(10.90)

Distributions to Shareholders From:
Net investment income	—	(0.27)		(0.09)	—	—	—
Net realized gains on investments	(8.27)	—		—	(2.02)	(0.27)	(4.30)
Total distributions	(8.27)	(0.27)		(0.09)	(2.02)	(0.27)	(4.30)

Net Asset Value, End of Period	$8.29	$20.13		$27.75	$35.30	$33.94	$40.17

Total Return(d)	(16.96)%	(26.65)%		(21.17)%	10.97%	(14.85)%	(20.19)%

Ratios to Average Net Assets:
Gross expenses(e)	1.69%	1.76%		1.66%	1.67%	1.68%	1.68%
Net expenses(e)	1.68%	1.69	%(f)	1.66%	1.67%	1.68%	1.68%
Net investment income (loss)(e)	(1.68)%	(1.49)%		0.59%	0.17%	(0.81)%	(1.42)%

Supplemental Data:
Net assets, end of period (000's)	$49	$68		$142	$657	$165	$396
Portfolio turnover rate(g)	—	—		—	—	—	—

(a)	As described in Note 8, share amounts have been adjusted for 1:8 reverse share split that occurred on December 5, 2016.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchase of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts.

See accompanying notes to financial statements.

200 :: ProFund VP Short Nasdaq-100 :: Financial Statements

Investment Objective: The ProFund VP Short Nasdaq-100 seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Nasdaq-100® Index for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(22)%
Swap Agreements	(77)%
Total Exposure	(99)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Short Nasdaq-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nasdaq-100® Index – Composition

% of Index
Information Technology	48%
Communication Services	20%
Consumer Discretionary	17%
Health Care	7%
Consumer Staples	5%
Industrials	2%
Utilities	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (120.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $1,564,000	$1,564,000	$1,564,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,564,000)		1,564,000
TOTAL INVESTMENT SECURITIES (Cost $1,564,000)—120.3%		1,564,000
Net other assets (liabilities)—(20.3)%		(263,866)
NET ASSETS—100.0%		$1,300,134

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2021, the aggregate amount held in a segregated account was $374,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq 100 Futures Contracts	1	9/20/21	$(290,980)	$(14,950)

Total Return Swap Agreements – Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	7/27/21	(0.39)%	$(873,288)	$(1,865)
Nasdaq-100 Index	UBS AG	7/27/21	(0.24)%	(129,538)	(832)
				$(1,002,826)	$(2,697)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Nasdaq-100 :: 201

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$1,564,000
Repurchase agreements, at value	1,564,000
Total Investment Securities, at value	1,564,000
Cash	64
Segregated cash balances for futures contracts with brokers	17,600
Segregated cash balances for swap agreements with custodian	600
Variation margin on futures contracts	280
Prepaid expenses	99
TOTAL ASSETS	1,582,643
LIABILITIES:
Payable for capital shares redeemed	273,935
Unrealized depreciation on swap agreements	2,697
Advisory fees payable	1,047
Management services fees payable	139
Administration fees payable	105
Administrative services fees payable	1,017
Distribution fees payable	1,065
Transfer agency fees payable	211
Fund accounting fees payable	58
Compliance services fees payable	41
Other accrued expenses	2,194
TOTAL LIABILITIES	282,509
NET ASSETS	$1,300,134
NET ASSETS CONSIST OF:
Capital	$15,323,458
Total distributable earnings (loss)	(14,023,324)
NET ASSETS	$1,300,134
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	83,961
Net Asset Value (offering and redemption price per share)	$15.48

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Interest	$124
EXPENSES:
Advisory fees	15,040
Management services fees	2,005
Administration fees	1,518
Transfer agency fees	1,142
Administrative services fees	4,867
Distribution fees	5,013
Custody fees	251
Fund accounting fees	777
Trustee fees	46
Compliance services fees	4
Other fees	1,350
Recoupment of prior expenses reduced by the Advisor	1,711
Total Gross Expenses before reductions	33,724
Expenses reduced and reimbursed by the Advisor	(35)
TOTAL NET EXPENSES	33,689
NET INVESTMENT INCOME (LOSS)	(33,565)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(122,876)
Net realized gains (losses) on swap agreements	(188,146)
Change in net unrealized appreciation/depreciation on futures contracts	47,532
Change in net unrealized appreciation/depreciation on swap agreements	11,075
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(252,415)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(285,980)

See accompanying notes to financial statements.

202 :: ProFund VP Short Nasdaq-100 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(33,565)	$(92,549)
Net realized gains (losses) on investments	(311,022)	(706,056)
Change in net unrealized appreciation/depreciation on investments	58,607	(103,227)
Change in net assets resulting from operations	(285,980)	(901,832)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(224,885)	(11,485)
Change in net assets resulting from distributions	(224,885)	(11,485)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	142,825,014	321,915,101
Distributions reinvested	224,885	11,485
Value of shares redeemed	(146,359,211)	(323,245,706)
Change in net assets resulting from capital transactions	(3,309,312)	(1,319,120)
Change in net assets	(3,820,177)	(2,232,437)
NET ASSETS:
Beginning of period	5,120,311	7,352,748
End of period	$1,300,134	$5,120,311
SHARE TRANSACTIONS:
Issued	8,046,486	13,086,902
Reinvested	12,939	587
Redeemed	(8,256,508)	(13,036,912)
Change in shares	(197,083)	50,577

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short Nasdaq-100 :: 203

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019(a)		Year Ended Dec. 31, 2018(a)		Year Ended Dec. 31, 2017(a)	Year Ended Dec. 31, 2016(a)
Net Asset Value, Beginning of Period	$18.22	$31.90	$44.38		$45.72		$61.17	$68.02

Investment Activities:
Net investment income (loss)(b)	(0.14)	(0.32)	0.12		0.04		(0.44)	(0.96)
Net realized and unrealized gains (losses) on investments	(2.40)	(13.32)	(12.55)		(1.38)		(15.01)	(5.89)
Total income (loss) from investment activities	(2.54)	(13.64)	(12.43)		(1.34)		(15.45)	(6.85)

Distributions to Shareholders From:
Net investment income	—	(0.04)	(0.05)		—		—	—
Net realized gains on investments	(0.20)	—	—		—		—	—
Total distributions	(0.20)	(0.04)	(0.05)		—		—	—

Net Asset Value, End of Period	$15.48	$18.22	$31.90		$44.38		$45.72	$61.17

Total Return(c)	(14.08)%	(42.77)%	(28.05)%		(2.89	)%(d)	(25.25)%	(10.06)%

Ratios to Average Net Assets:
Gross expenses(e)	1.68%	1.75%	1.73%		1.76%		1.72%	1.69%
Net expenses(e)	1.68%	1.68%	1.69	%(f)	1.66	%(d)	1.68%	1.68%
Net investment income (loss)(e)	(1.67)%	(1.33)%	0.32%		0.08	%(d)	(0.85)%	(1.42)%

Supplemental Data:
Net assets, end of period (000's)	$1,300	$5,120	$7,353		$4,667		$3,593	$3,797
Portfolio turnover rate(g)	—	—	—		—		—	—

(a)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.67% and 0.07%, respectively, and the total return would have been (2.90)%.
(e)	Annualized for periods less than one year.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation in applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

204 :: ProFund VP Short Small-Cap :: Financial Statements

Investment Objective: The ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Russell 2000® Index for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(8)%
Swap Agreements	(92)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Russell 2000® Index – Composition

% of Index
Health Care	21%
Financials	15%
Industrials	14%
Information Technology	14%
Consumer Discretionary	12%
Real Estate	7%
Energy	4%
Materials	4%
Communication Services	4%
Consumer Staples	3%
Utilities	2%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (99.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $1,387,000	$1,387,000	$1,387,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,387,000)		1,387,000
TOTAL INVESTMENT SECURITIES (Cost $1,387,000)—99.5%		1,387,000
Net other assets (liabilities)—0.5%		7,448
NET ASSETS—100.0%		$1,394,448

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2021, the aggregate amount held in a segregated account was $465,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	1	9/20/21	$(115,390)	$1,538

Total Return Swap Agreements – Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	7/27/21	0.16%	$(97,043)	$364
Russell 2000 Index	UBS AG	7/27/21	0.41%	(1,180,691)	5,585
				$(1,277,734)	$5,949

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Small-Cap :: 205

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$1,387,000
Repurchase agreements, at value	1,387,000
Total Investment Securities, at value	1,387,000
Cash	1,318
Segregated cash balances for futures contracts with brokers	7,150
Unrealized appreciation on swap agreements	5,949
Prepaid expenses	24
TOTAL ASSETS	1,401,441
LIABILITIES:
Payable for capital shares redeemed	3,482
Variation margin on futures contracts	160
Advisory fees payable	813
Management services fees payable	108
Administration fees payable	79
Administrative services fees payable	592
Distribution fees payable	627
Transfer agency fees payable	120
Fund accounting fees payable	44
Compliance services fees payable	9
Other accrued expenses	959
TOTAL LIABILITIES	6,993
NET ASSETS	$1,394,448
NET ASSETS CONSIST OF:
Capital	$7,280,041
Total distributable earnings (loss)	(5,885,593)
NET ASSETS	$1,394,448
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	61,778
Net Asset Value (offering and redemption price per share)	$22.57

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Interest	$17
EXPENSES:
Advisory fees	3,955
Management services fees	527
Administration fees	411
Transfer agency fees	332
Administrative services fees	1,292
Distribution fees	1,318
Custody fees	83
Fund accounting fees	227
Trustee fees	14
Compliance services fees	4
Other fees	755
Total Gross Expenses before reductions	8,918
Expenses reduced and reimbursed by the Advisor	(59)
TOTAL NET EXPENSES	8,859
NET INVESTMENT INCOME (LOSS)	(8,842)
REALIZED AND UNREALIZED GAINS (LOSSES)ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(22,174)
Net realized gains (losses) on swap agreements	(185,049)
Change in net unrealized appreciation/depreciation on futures contracts	5,202
Change in net unrealized appreciation/depreciation on swap agreements	(147)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(202,168)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(211,010)

See accompanying notes to financial statements.

206 :: ProFund VP Short Small-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(8,842)	$(28,165)
Net realized gains (losses) on investments	(207,223)	(252,652)
Change in net unrealized appreciation/depreciation on investments	5,055	7,905
Change in net assets resulting from operations	(211,010)	(272,912)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(9,164)
Change in net assets resulting from distributions	—	(9,164)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	13,139,330	45,008,330
Distributions reinvested	—	9,164
Value of shares redeemed	(12,617,960)	(45,506,199)
Change in net assets resulting from capital transactions	521,370	(488,705)
Change in net assets	310,360	(770,781)
NET ASSETS:
Beginning of period	1,084,088	1,854,869
End of period	$1,394,448	$1,084,088
SHARE TRANSACTIONS:
Issued	557,748	1,018,688	(a)
Reinvested	—	259	(a)
Redeemed	(535,239)	(1,025,160	)(a)
Change in shares	22,509	(6,213)

(a)  As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short Small-Cap :: 207

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020(a)	Year Ended Dec. 31, 2019(a)	Year Ended Dec. 31, 2018(a)		Year Ended Dec. 31, 2017(a)	Year Ended Dec. 31, 2016(a)
Net Asset Value, Beginning of Period	$27.61	$40.78	$57.35	$51.94		$60.57	$77.24

Investment Activities:
Net investment income (loss)(b)	(0.20)	(0.56)	0.20	0.04		(0.48)	(1.04)
Net realized and unrealized gains (losses) on investments	(4.84)	(12.42)	(11.57)	5.37		(8.15)	(15.63)
Total income (loss) from investment activities	(5.04)	(12.98)	(11.37)	5.41		(8.63)	(16.67)

Distributions to Shareholders From:
Net investment income	—	(0.19)	(0.04)	—		—	—
Net realized gains on investments	—	—	(5.16)	—		—	—
Total distributions	—	(0.19)	(5.20)	—		—	—

Net Asset Value, End of Period	$22.57	$27.61	$40.78	$57.35		$51.94	$60.57

Total Return(c)	(18.25)%	(31.96)%	(20.78)%	10.39	%(d)	(14.20)%	(21.60)%

Ratios to Average Net Assets:
Gross expenses(e)	1.69%	1.83%	1.77%	1.78%		1.70%	1.72%
Net expenses(e)	1.68%	1.68%	1.68%	1.68	%(d)	1.68%	1.68%
Net investment income (loss)(e)	(1.68)%	(1.36)%	0.42%	0.10	%(d)	(0.87)%	(1.42)%

Supplemental Data:
Net assets, end of period (000's)	$1,394	$1,084	$1,855	$2,931		$1,882	$2,087
Portfolio turnover rate(f)	—	—	—	—		—	—

(a)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. The effect to the net expense ratio, net investment income (loss) ratio, and total return were each less than 0.005%.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

208 :: ProFund VP Small-Cap :: Financial Statements

Investment Objective: The ProFund VP Small-Cap seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Equity Securities	48%
Swap Agreements	52%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
AMC Entertainment Holdings, Inc.	0.4%
Intellia Therapeutics, Inc.	0.2%
Arrowhead Pharmaceuticals, Inc.	0.1%
Ovintiv, Inc.	0.1%
Lattice Semiconductor Corp.	0.1%

Russell 2000® Index – Composition

% of Index
Health Care	21%
Financials	15%
Industrials	14%
Information Technology	14%
Consumer Discretionary	12%
Real Estate	7%
Energy	4%
Materials	4%
Communication Services	4%
Consumer Staples	3%
Utilities	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (48.1%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Internet & Direct Marketing Retail)	96	$3,060
1Life Healthcare, Inc.* (Health Care Providers & Services)	420	13,885
1st Source Corp. (Banks)	62	2,881
22nd Century Group, Inc.* (Tobacco)	544	2,519
2U, Inc.* (Software)	258	10,751
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	437	17,466
4D Molecular Therapeutics, Inc.* (Biotechnology)	35	843
89bio, Inc.* (Biotechnology)	35	655
8x8, Inc.* (Software)	383	10,632
9 Meters Biopharma, Inc.* (Pharmaceuticals)	765	842
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	26	1,008
A10 Networks, Inc.* (Software)	216	2,432
AAON, Inc. (Building Products)	151	9,451
AAR Corp.* (Aerospace & Defense)	123	4,766
Aaron's Co., Inc. (The) (Specialty Retail)	122	3,903
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	221	10,261
ABM Industries, Inc. (Commercial Services & Supplies)	243	10,777
Acacia Research Corp.* (Professional Services)	177	1,197
Academy Sports & Outdoors, Inc.* (Leisure Products)	223	9,197
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	431	10,512
Acadia Realty Trust (Equity Real Estate Investment Trusts)	305	6,698
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	203	2,410
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	119	959
ACCO Brands Corp. (Commercial Services & Supplies)	336	2,900
Accolade, Inc.* (Health Care Technology)	181	9,830
Accuray, Inc.* (Health Care Equipment & Supplies)	333	1,505
ACI Worldwide, Inc.* (Software)	425	15,785
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	156	2,739
Acushnet Holdings Corp. (Leisure Products)	124	6,126
Acutus Medical, Inc.* (Health Care Equipment & Supplies)	56	951
AdaptHealth Corp.* (Health Care Providers & Services)	284	7,784
Addus Homecare Corp.* (Health Care Providers & Services)	55	4,798
Adicet Bio, Inc.* (Pharmaceuticals)	75	772
Adient PLC* (Auto Components)	341	15,413
Adtalem Global Education, Inc.* (Diversified Consumer Services)	178	6,344
ADTRAN, Inc. (Communications Equipment)	174	3,593
Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment)	139	15,667
AdvanSix, Inc.* (Chemicals)	98	2,926
Advantage Solutions, Inc.* (Media)	275	2,967
Advent Technologies Holdings, Inc.* (Electrical Equipment)	61	588
Adverum Biotechnologies, Inc.* (Biotechnology)	313	1,096
Aeglea BioTherapeutics, Inc.* (Biotechnology)	146	1,016
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	84	938
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	152	2,434
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	270	13,038
AeroVironment, Inc.* (Aerospace & Defense)	81	8,112
AerSale Corp.* (Aerospace & Defense)	33	411

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 209

Common Stocks, continued

	Shares	Value
Aeva Technologies, Inc.*(a) (Electronic Equipment, Instruments & Components)	89	$941
AFC Gamma, Inc. (Mortgage Real Estate Investment Trusts)	26	537
Affimed NV* (Biotechnology)	418	3,553
AgEagle Aerial Systems, Inc.* (Machinery)	240	1,265
Agenus, Inc.* (Biotechnology)	710	3,898
Agiliti, Inc.* (Health Care Providers & Services)	81	1,771
Agilysys, Inc.* (Software)	69	3,924
Agios Pharmaceuticals, Inc.* (Biotechnology)	222	12,234
Agree Realty Corp. (Equity Real Estate Investment Trusts)	242	17,059
Air Transport Services Group, Inc.* (Air Freight & Logistics)	213	4,948
Akebia Therapeutics, Inc.* (Biotechnology)	576	2,183
Akero Therapeutics, Inc.* (Biotechnology)	93	2,307
Akouos, Inc.* (Biotechnology)	86	1,079
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	157	1,681
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	28	542
Alamo Group, Inc. (Machinery)	36	5,496
Alarm.com Holdings, Inc.* (Software)	170	14,399
Albany International Corp.—Class A (Machinery)	111	9,908
Albireo Pharma, Inc.* (Biotechnology)	61	2,146
Aldeyra Therapeutics, Inc.* (Biotechnology)	175	1,983
Alector, Inc.* (Biotechnology)	208	4,333
Alerus Financial Corp. (Diversified Financial Services)	54	1,567
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	261	4,782
Alexander's, Inc. (Equity Real Estate Investment Trusts)	8	2,144
Alignment Healthcare, Inc.* (Health Care Providers & Services)	95	2,220
Aligos Therapeutics, Inc.* (Biotechnology)	68	1,386
Alkami Technology, Inc.* (Software)	25	892
Alkermes PLC* (Biotechnology)	578	14,173
Allakos, Inc.* (Biotechnology)	126	10,757
Allegheny Technologies, Inc.* (Metals & Mining)	459	9,570
Allegiance Bancshares, Inc. (Banks)	69	2,652
Allegiant Travel Co.* (Airlines)	55	10,670
ALLETE, Inc. (Electric Utilities)	189	13,226
Allied Motion Technologies, Inc. (Electrical Equipment)	42	1,450
Allogene Therapeutics, Inc.* (Biotechnology)	245	6,390
Allovir, Inc.* (Biotechnology)	106	2,092
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	504	9,329
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	76	2,310
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	248	3,799
Alpine Immune Sciences, Inc.* (Biotechnology)	42	378
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	68	904
Altabancorp (Banks)	65	2,815
Altair Engineering, Inc.*—Class A (Software)	164	11,311
Altimmune, Inc.* (Biotechnology)	117	1,152
Alto Ingredients, Inc.* (Oil, Gas & Consumable Fuels)	258	1,576
Altra Industrial Motion Corp. (Machinery)	233	15,150
Altus Midstream Co.—Class A (Oil, Gas & Consumable Fuels)	12	810
ALX Oncology Holdings, Inc.* (Biotechnology)	64	3,500
Amalgamated Financial Corp. (Banks)	49	766
A-Mark Precious Metals, Inc. (Diversified Financial Services)	31	1,442
Ambac Financial Group, Inc.* (Insurance)	164	2,568
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	126	13,435
AMC Entertainment Holdings, Inc.*(a)— Class A (Entertainment)	1,467	83,149
AMC Networks, Inc.*—Class A (Media)	105	7,014
Amerant Bancorp, Inc.* (Banks)	76	1,625
Ameresco, Inc.*—Class A (Construction & Engineering)	111	6,962
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	180	6,712
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	406	4,202
American Eagle Outfitters, Inc. (Specialty Retail)	548	20,567
American Equity Investment Life Holding Co. (Insurance)	308	9,955
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	394	3,341
American National Bankshares, Inc. (Banks)	38	1,181
American National Group, Inc. (Insurance)	27	4,011
American Outdoor Brands, Inc.* (Leisure Products)	51	1,792
American Public Education, Inc.* (Diversified Consumer Services)	67	1,899
American Software, Inc.—Class A (Software)	111	2,438
American States Water Co. (Water Utilities)	133	10,581
American Superconductor Corp.* (Electrical Equipment)	97	1,687
American Vanguard Corp. (Chemicals)	106	1,856
American Well Corp.*—Class A (Health Care Technology)	701	8,819
American Woodmark Corp.* (Building Products)	61	4,983
America's Car-Mart, Inc.* (Specialty Retail)	22	3,118
Ameris Bancorp (Banks)	240	12,151
AMERISAFE, Inc. (Insurance)	69	4,119
Amicus Therapeutics, Inc.* (Biotechnology)	947	9,129
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	368	8,711
AMMO, Inc.* (Leisure Products)	237	2,320
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	170	16,487
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	359	1,838
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	133	2,681
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	685	1,144
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	602	9,855
AnaptysBio, Inc.* (Biotechnology)	69	1,789
Anavex Life Sciences Corp.* (Biotechnology)	224	5,121

See accompanying notes to financial statements.

210 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	133	$3,608
Angion Biomedica Corp.* (Pharmaceuticals)	21	273
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	35	1,227
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	52	2,251
Annexon, Inc.* (Biotechnology)	112	2,521
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	601	2,620
Anterix, Inc.* (Diversified Telecommunication Services)	40	2,400
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	1,031	15,496
Apartment Investment and Management Co. (Equity Real Estate Investment Trusts)	537	3,603
Apellis Pharmaceuticals, Inc.* (Biotechnology)	234	14,789
API Group Corp.* (Construction & Engineering)	650	13,579
Apogee Enterprises, Inc. (Building Products)	91	3,706
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	506	8,071
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	131	8,228
Appfolio, Inc.* (Software)	67	9,460
AppHarvest, Inc.*(a) (Food Products)	173	2,768
Appian Corp.* (Software)	142	19,561
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	757	11,552
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	140	12,748
Applied Molecular Transport, Inc.* (Biotechnology)	89	4,071
Applied Therapeutics, Inc.* (Biotechnology)	64	1,330
Apria, Inc.* (Health Care Providers & Services)	27	756
Apyx Medical Corp.* (Health Care Equipment & Supplies)	112	1,155
AquaBounty Technologies, Inc.* (Biotechnology)	189	1,013
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	458	8,162
Arbutus Biopharma Corp.* (Biotechnology)	281	851
ArcBest Corp. (Road & Rail)	91	5,295
Arch Resources, Inc.* (Oil, Gas & Consumable Fuels)	54	3,077
Archrock, Inc. (Energy Equipment & Services)	486	4,330
Arcimoto, Inc.*(a) (Automobiles)	99	1,702
Arconic Corp.* (Metals & Mining)	398	14,176
Arcosa, Inc. (Construction & Engineering)	175	10,280
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	76	2,572
Arcus Biosciences, Inc.* (Biotechnology)	163	4,476
Arcutis Biotherapeutics, Inc.* (Biotechnology)	100	2,729
Ardelyx, Inc.* (Biotechnology)	305	2,312
Arena Pharmaceuticals, Inc.* (Biotechnology)	220	15,004
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	136	1,998
Argan, Inc. (Construction & Engineering)	54	2,581
Argo Group International Holdings, Ltd. (Insurance)	114	5,909
Arko Corp.* (Specialty Retail)	74	680
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	293	1,984
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	215	2,857
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	255	2,912
Array Technologies, Inc.* (Electrical Equipment)	460	7,176
Arrow Financial Corp. (Banks)	48	1,726
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	365	30,228
Artesian Resources Corp.—Class A (Water Utilities)	29	1,066
Artisan Partners Asset Management, Inc. (Capital Markets)	211	10,723
Arvinas, Inc.* (Pharmaceuticals)	157	12,089
Asana, Inc.*—Class A (Software)	266	16,500
Asbury Automotive Group, Inc.* (Specialty Retail)	70	11,996
Asensus Surgical, Inc.* (Health Care Equipment & Supplies)	843	2,672
ASGN, Inc.* (Professional Services)	187	18,125
Ashford Hospitality Trust, Inc.* (Equity Real Estate Investment Trusts)	395	1,801
Aspen Aerogels, Inc.* (Energy Equipment & Services)	78	2,334
Aspira Women's Health, Inc.* (Health Care Equipment & Supplies)	262	1,472
Assetmark Financial Holdings, Inc.* (Capital Markets)	65	1,629
Associated Banc-Corp. (Banks)	545	11,162
Associated Capital Group, Inc.—Class A (Capital Markets)	6	233
Astec Industries, Inc. (Machinery)	82	5,161
Astronics Corp.* (Aerospace & Defense)	86	1,506
At Home Group, Inc.* (Specialty Retail)	236	8,694
Atara Biotherapeutics, Inc.* (Biotechnology)	298	4,634
Atea Pharmaceuticals, Inc.* (Biotechnology)	233	5,005
Aterian, Inc.*(a) (Household Durables)	71	1,039
Athenex, Inc.* (Biotechnology)	311	1,437
Athersys, Inc.* (Biotechnology)	724	1,043
Athira Pharma, Inc.* (Pharmaceuticals)	116	1,188
Atkore, Inc.* (Electrical Equipment)	169	11,999
Atlantic Capital Bancshares, Inc.* (Banks)	71	1,808
Atlantic Union Bankshares (Banks)	284	10,286
Atlanticus Holdings Corp.* (Consumer Finance)	19	754
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	104	7,083
Atlas Technical Consultants, Inc.*(Professional Services)	48	465
ATN International, Inc. (Diversified Telecommunication Services)	40	1,820
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	73	1,565
Atossa Therapeutics, Inc.*(a) (Health Care Equipment & Supplies)	421	2,661
Atreca, Inc.*—Class A (Biotechnology)	94	801
AtriCure, Inc.* (Health Care Equipment & Supplies)	161	12,772
Atrion Corp. (Health Care Equipment & Supplies)	5	3,105
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	173	6,292

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 211

Common Stocks, continued

	Shares	Value
Avaya Holdings Corp.*—Class C (Software)	297	$7,989
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	139	1,719
Aviat Networks, Inc.* (Communications Equipment)	35	1,147
Avid Bioservices, Inc.* (Biotechnology)	218	5,592
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	130	5,090
Avidity Biosciences, Inc.* (Biotechnology)	109	2,693
Avient Corp. (Chemicals)	328	16,124
Avis Budget Group, Inc.* (Road & Rail)	184	14,332
Avista Corp. (Multi-Utilities)	250	10,668
Avita Medical, Inc.* (Biotechnology)	86	1,765
Avrobio, Inc.* (Biotechnology)	131	1,165
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	120	4,850
AxoGen, Inc.* (Health Care Equipment & Supplies)	137	2,961
Axonics, Inc.* (Health Care Equipment & Supplies)	150	9,512
Axos Financial, Inc.*—Class I (Thrifts & Mortgage Finance)	206	9,556
Axsome Therapeutics, Inc.* (Pharmaceuticals)	100	6,746
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	144	1,581
AZZ, Inc. (Electrical Equipment)	90	4,660
B Riley Financial, Inc. (Capital Markets)	72	5,436
B&G Foods, Inc.(a)—Class A (Food Products)	231	7,577
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	200	1,576
Badger Meter, Inc. (Electronic Equipment,Instruments & Components)	105	10,303
Balchem Corp. (Chemicals)	116	15,226
Bally's Corp.* (Hotels, Restaurants & Leisure)	118	6,385
Banc of California, Inc. (Banks)	163	2,859
BancFirst Corp. (Banks)	62	3,871
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Diversified Financial Services)	112	1,721
BancorpSouth Bank (Banks)	367	10,397
Bandwidth, Inc.* (Diversified Telecommunication Services)	82	11,309
Bank First Corp. (Banks)	24	1,674
Bank of Marin Bancorp (Banks)	46	1,467
BankUnited, Inc. (Banks)	336	14,344
Banner Corp. (Banks)	125	6,776
Bar Harbor Bankshares (Banks)	53	1,517
Barnes & Noble Education, Inc.* (Specialty Retail)	138	995
Barnes Group, Inc. (Machinery)	171	8,764
Barrett Business Services, Inc. (Professional Services)	27	1,960
Bassett Furniture Industries, Inc. (Household Durables)	34	828
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	201	10,703
Beam Global* (Electrical Equipment)	32	1,226
Beam Therapeutics, Inc.* (Biotechnology)	169	21,752
Beauty Health Co. (The)* (Personal Products)	167	2,806
Beazer Homes USA, Inc.* (Household Durables)	105	2,025
Bed Bath & Beyond, Inc.* (Specialty Retail)	395	13,150
Belden, Inc. (Electronic Equipment, Instruments & Components)	159	8,041
BellRing Brands, Inc.*—Class A (Personal Products)	143	4,482
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	129	3,671
Benefitfocus, Inc.* (Software)	90	1,269
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	173	7,752
Berkshire Hills Bancorp, Inc. (Banks)	184	5,043
Berry Corp. (Oil, Gas & Consumable Fuels)	243	1,633
Beyondspring, Inc.* (Biotechnology)	81	846
BGC Partners, Inc.—Class A (Capital Markets)	1,195	6,776
Big 5 Sporting Goods Corp. (Specialty Retail)	75	1,926
Big Lots, Inc. (Multiline Retail)	125	8,251
BigCommerce Holdings, Inc.*—Class I (IT Services)	169	10,971
Biglari Holdings, Inc.*—Class B (Hotels, Restaurants & Leisure)	3	478
BioAtla, Inc.* (Biotechnology)	44	1,865
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	640	10,118
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	335	1,199
Biodesix, Inc.* (Health Care Providers & Services)	44	581
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	195	18,931
Biolife Solutions, Inc.* (Health Care Equipment & Supplies)	88	3,917
Biomea Fusion, Inc.* (Biotechnology)	31	484
Bionano Genomics, Inc.*(a)(Life Sciences Tools & Services)	1,013	7,425
Bioventus, Inc.*—Class A (Health Care Equipment & Supplies)	30	528
Bioxcel Therapeutics, Inc.* (Biotechnology)	55	1,598
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	81	3,980
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	494	23,504
Black Diamond Therapeutics, Inc.* (Biotechnology)	82	1,000
Black Hills Corp. (Multi-Utilities)	227	14,898
Blackbaud, Inc.* (Software)	174	13,323
Blackline, Inc.* (Software)	193	21,474
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	499	15,912
Blink Charging Co.*(a)(Specialty Retail)	132	5,434
Bloom Energy Corp.* (Electrical Equipment)	502	13,490
Bloomin' Brands, Inc.* (Hotels, Restaurants & Leisure)	319	8,658
Blucora, Inc.* (Capital Markets)	175	3,029
Blue Bird Corp.* (Machinery)	57	1,417
Blue Ridge Bankshares, Inc. (Banks)	62	1,086
Bluebird Bio, Inc.* (Biotechnology)	243	7,771
Bluegreen Vacations Holding Corp.* (Hotels, Restaurants & Leisure)	54	972
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	32	1,609
Blueprint Medicines Corp.* (Biotechnology)	211	18,560

See accompanying notes to financial statements.

212 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
BM Technologies, Inc.* (IT Services)	17	$211
Boise Cascade Co. (Paper & Forest Products)	142	8,286
Bolt Biotherapeutics, Inc.* (Biotechnology)	42	649
Bonanza Creek Energy, Inc. (Oil, Gas & Consumable Fuels)	111	5,225
Boot Barn Holdings, Inc.* (Specialty Retail)	104	8,741
Boston Omaha Corp.*—Class A (Media)	63	1,998
Boston Private Financial Holdings, Inc. (Banks)	296	4,366
Bottomline Technologies, Inc.* (Software)	159	5,896
Box, Inc.*—Class A (Software)	530	13,542
Brady Corp.—Class A (Commercial Services & Supplies)	170	9,527
Braemar Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	160	994
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	611	8,377
Bridgebio Pharma, Inc.* (Biotechnology)	388	23,652
Bridgewater Bancshares, Inc.* (Thrifts &Mortgage Finance)	76	1,227
Brigham Minerals, Inc. (Oil, Gas & Consumable Fuels)	157	3,343
Brightcove, Inc.* (IT Services)	145	2,081
Brightsphere Investment Group, Inc. (Capital Markets)	209	4,897
BrightSpire Capital, Inc. (Mortgage Real Estate Investment Trusts)	304	2,858
BrightView Holdings, Inc.* (Commercial Services & Supplies)	148	2,386
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	164	10,143
Bristow Group, Inc.* (Energy Equipment & Services)	23	589
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts)	463	4,903
Broadstone Net Lease, Inc. (Equity Real Estate Investment Trusts)	513	12,009
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	667	5,269
Brookfield Infrastructure Corp.—Class A (Gas Utilities)	132	9,953
Brookline Bancorp, Inc. (Banks)	277	4,141
Brooklyn ImmunoTherapeutics, Inc.* (Entertainment)	86	1,549
BRP Group, Inc.*—Class A (Insurance)	166	4,424
BRT Apartments Corp. (Equity Real Estate Investment Trusts)	40	694
Bryn Mawr Bank Corp. (Banks)	71	2,995
BTRS Holdings, Inc.* (Software)	171	2,158
Business First Bancshares, Inc. (Banks)	70	1,607
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	117	1,694
Byline Bancorp, Inc. (Banks)	92	2,082
Byrna Technologies, Inc.* (Aerospace & Defense)	38	863
C4 Therapeutics, Inc.* (Biotechnology)	124	4,692
Cabot Corp. (Chemicals)	202	11,500
Cactus, Inc.—Class A (Energy Equipment & Services)	197	7,234
Cadence Bancorp (Banks)	443	9,250
Cadiz, Inc.* (Water Utilities)	72	979
Caesarstone, Ltd. (Building Products)	81	1,196
CAI International, Inc. (Trading Companies & Distributors)	59	3,304
CalAmp Corp.* (Communications Equipment)	126	1,603
Calavo Growers, Inc. (Food Products)	62	3,932
Caleres, Inc. (Specialty Retail)	133	3,630
California Resources Corp.* (Oil, Gas & Consumable Fuels)	303	9,132
California Water Service Group (Water Utilities)	183	10,164
Calix, Inc.* (Communications Equipment)	197	9,358
Callaway Golf Co.* (Leisure Products)	417	14,064
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	144	8,307
Cal-Maine Foods, Inc. (Food Products)	129	4,671
Cambium Networks Corp.* (Communications Equipment)	32	1,547
Cambridge Bancorp (Banks)	25	2,075
Camden National Corp. (Banks)	53	2,531
Camping World Holdings, Inc.—Class A (Specialty Retail)	154	6,312
Cannae Holdings, Inc.* (Diversified Financial Services)	315	10,681
Canoo, Inc.*(a) (Automobiles)	287	2,853
Cantaloupe, Inc.* (IT Services)	210	2,491
Capital Bancorp, Inc.* (Banks)	28	573
Capital City Bank Group, Inc. (Banks)	48	1,238
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	468	5,513
Capstar Financial Holdings, Inc. (Banks)	74	1,517
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	344	2,112
Cara Therapeutics, Inc.* (Biotechnology)	160	2,283
Cardiff Oncology, Inc.* (Biotechnology)	130	865
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	142	6,056
Cardlytics, Inc.* (Media)	115	14,597
CareDx, Inc.* (Biotechnology)	180	16,474
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	348	8,084
Cargurus, Inc.* (Interactive Media & Services)	335	8,787
CarLotz, Inc.* (Specialty Retail)	157	857
CarParts.com, Inc.* (Internet & Direct Marketing Retail)	171	3,482
Carpenter Technology Corp. (Metals & Mining)	172	6,918
Carriage Services, Inc. (Diversified Consumer Services)	60	2,218
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	120	721
Cars.com, Inc.* (Interactive Media & Services)	247	3,540
Carter Bankshares, Inc.* (Banks)	93	1,163
Casa Systems, Inc.* (Communications Equipment)	113	1,002
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	177	11,227
Casper Sleep, Inc.* (Household Durables)	105	865
Cass Information Systems, Inc. (IT Services)	51	2,078
Cassava Sciences, Inc.* (Pharmaceuticals)	138	11,791
Castle Biosciences, Inc.* (Biotechnology)	77	5,646
Castlight Health, Inc.*—Class B (Health Care Technology)	430	1,131
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	350	2,013

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 213

Common Stocks, continued

	Shares	Value
CatchMark Timber Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	176	$2,059
Cathay General Bancorp (Banks)	276	10,863
Cavco Industries, Inc.* (Household Durables)	33	7,332
CBIZ, Inc.* (Professional Services)	180	5,899
CBTX, Inc. (Banks)	66	1,802
CECO Environmental Corp.* (Commercial Services & Supplies)	112	802
Celcuity, Inc.* (Biotechnology)	29	696
Celldex Therapeutics, Inc.* (Biotechnology)	141	4,715
CEL-SCI Corp.* (Biotechnology)	128	1,111
Celsius Holdings, Inc.* (Beverages)	164	12,479
Centennial Resource Development, Inc.*— Class A (Oil, Gas & Consumable Fuels)	652	4,421
Centerspace (Equity Real Estate Investment Trusts)	48	3,787
Central Garden & Pet Co.* (Household Products)	35	1,853
Central Garden & Pet Co.*—Class A (Household Products)	146	7,052
Central Pacific Financial Corp. (Banks)	100	2,606
Centrus Energy Corp.*—Class A (Oil, Gas & Consumable Fuels)	34	863
Century Aluminum Co.* (Metals & Mining)	185	2,385
Century Bancorp, Inc.—Class A (Banks)	10	1,140
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	98	1,316
Century Communities, Inc. (Household Durables)	108	7,186
Cerecor, Inc.* (Pharmaceuticals)	191	625
Cerence, Inc.* (Software)	136	14,513
Cerevel Therapeutics Holdings, Inc.*(a) (Biotechnology)	127	3,254
Cerus Corp.* (Health Care Equipment & Supplies)	606	3,581
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	81	3,831
ChampionX Corp.* (Energy Equipment & Services)	731	18,750
ChannelAdvisor Corp.* (Software)	105	2,574
Chart Industries, Inc.* (Machinery)	132	19,313
Chase Corp. (Chemicals)	27	2,770
Chatham Lodging Trust* (Equity Real Estate Investment Trusts)	172	2,214
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	113	3,597
ChemoCentryx, Inc.* (Biotechnology)	194	2,598
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	356	18,484
Chesapeake Utilities Corp. (Gas Utilities)	62	7,460
Chicken Soup For The Soul Entertainment, Inc.* (Entertainment)	41	1,697
Chico's FAS, Inc.* (Specialty Retail)	433	2,849
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	829	12,485
Chimerix, Inc.* (Biotechnology)	263	2,104
Chinook Therapeutics, Inc.* (Biotechnology)	113	1,596
ChromaDex Corp.* (Life Sciences Tools & Services)	169	1,666
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	72	2,683
Cimpress PLC* (Commercial Services & Supplies)	63	6,830
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	182	2,806
Cinemark Holdings, Inc.* (Entertainment)	389	8,539
CIRCOR International, Inc.* (Machinery)	66	2,152
CIT Group, Inc. (Banks)	358	18,469
Citi Trends, Inc.* (Specialty Retail)	32	2,784
Citius Pharmaceuticals, Inc.*(a) (Pharmaceuticals)	409	1,423
Citizens & Northern Corp. (Banks)	56	1,372
Citizens, Inc.* (Insurance)	180	952
City Holding Co. (Banks)	56	4,213
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	154	1,914
Civista Bancshares, Inc. (Banks)	56	1,238
Clarus Corp. (Leisure Products)	87	2,236
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	501	5,085
Cleanspark, Inc.* (Software)	118	1,964
Clear Channel Outdoor Holdings, Inc.* (Media)	1,308	3,453
Clearfield, Inc.* (Communications Equipment)	41	1,535
ClearPoint Neuro, Inc.* (Health Care Equipment & Supplies)	68	1,298
Clearwater Paper Corp.* (Paper & Forest Products)	59	1,709
Clearway Energy, Inc.—Class A (Independent Power and Renewable Electricity Producers)	126	3,178
Clearway Energy, Inc.—Class C (Independent Power and Renewable Electricity Producers)	296	7,838
Clene, Inc.* (Biotechnology)	82	922
Clipper Realty, Inc. (Equity Real Estate Investment Trusts)	44	323
Cloudera, Inc.* (Software)	834	13,227
Clovis Oncology, Inc.* (Biotechnology)	359	2,082
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	105	15,828
CNB Financial Corp. (Banks)	58	1,324
CNO Financial Group, Inc. (Insurance)	473	11,172
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	788	10,764
Coastal Financial Corp.* (Banks)	34	971
Coca-Cola Consolidated, Inc. (Beverages)	17	6,836
Codexis, Inc.* (Life Sciences Tools & Services)	217	4,917
Codiak Biosciences, Inc.* (Biotechnology)	57	1,056
Coeur Mining, Inc.* (Metals & Mining)	873	7,752
Cogent Biosciences, Inc.* (Biotechnology)	134	1,087
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	154	11,841
Cohen & Steers, Inc. (Capital Markets)	90	7,388
Coherus Biosciences, Inc.* (Biotechnology)	231	3,195
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	173	6,365
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	127	3,002
Columbia Banking System, Inc. (Banks)	259	9,987
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	145	2,497

See accompanying notes to financial statements.

214 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	413	$7,182
Columbus McKinnon Corp. (Machinery)	100	4,824
Comfort Systems USA, Inc. (Construction & Engineering)	128	10,085
Commercial Metals Co. (Metals & Mining)	433	13,302
Commercial Vehicle Group, Inc.* (Machinery)	115	1,222
Community Bank System, Inc. (Banks)	193	14,600
Community Health Systems, Inc.* (Health Care Providers & Services)	448	6,917
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	84	3,987
Community Trust Bancorp, Inc. (Banks)	56	2,261
CommVault Systems, Inc.* (Software)	152	11,882
Compass Minerals International, Inc. (Metals & Mining)	123	7,289
Computer Programs & Systems, Inc. (Health Care Technology)	51	1,695
CompX International, Inc. (Commercial Services & Supplies)	6	125
comScore, Inc.* (Media)	248	1,240
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	330	2,201
Comtech Telecommunications Corp. (Communications Equipment)	92	2,223
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	93	788
Conduent, Inc.* (IT Services)	603	4,523
CONMED Corp. (Health Care Equipment & Supplies)	105	14,430
ConnectOne Bancorp, Inc. (Banks)	134	3,507
Conn's, Inc.* (Specialty Retail)	64	1,632
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	123	2,272
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	263	2,312
Constellation Pharmaceuticals, Inc.* (Biotechnology)	131	4,428
Constellium SE* (Metals & Mining)	442	8,376
Construction Partners, Inc.*—Class A (Construction & Engineering)	103	3,234
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	529	2,285
Cooper-Standard Holding, Inc.* (Auto Components)	61	1,769
Corcept Therapeutics, Inc.* (Pharmaceuticals)	348	7,656
CoreCivic, Inc.* (Equity Real Estate Investment Trusts)	432	4,523
Core-Mark Holding Co., Inc. (Distributors)	161	7,246
CorePoint Lodging, Inc.* (Equity Real Estate Investment Trusts)	142	1,519
CorMedix, Inc.* (Pharmaceuticals)	136	933
Cornerstone Building Brands, Inc.* (Building Products)	197	3,581
Cornerstone OnDemand, Inc.* (Software)	227	11,709
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	407	11,392
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	97	3,229
Cortexyme, Inc.* (Biotechnology)	72	3,816
CorVel Corp.* (Health Care Providers & Services)	32	4,298
Costamare, Inc. (Marine)	190	2,244
Coursera, Inc.* (Diversified Consumer Services)	43	1,701
Covanta Holding Corp. (Commercial Services & Supplies)	432	7,608
Covenant Logistics Group, Inc.*—Class A (Road & Rail)	44	910
Covetrus, Inc.* (Health Care Providers & Services)	373	10,071
Cowen, Inc.—Class A (Capital Markets)	94	3,859
CRA International, Inc. (Professional Services)	26	2,226
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	85	12,619
Crawford & Co.—Class A (Insurance)	59	535
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	131	2,469
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	233	27,148
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	129	2,130
CrossFirst Bankshares, Inc.* (Banks)	170	2,338
CryoLife, Inc.* (Health Care Equipment & Supplies)	137	3,891
CryoPort, Inc.* (Health Care Equipment & Supplies)	146	9,213
CSG Systems International, Inc. (IT Services)	117	5,520
CSW Industrials, Inc. (Building Products)	49	5,805
CTO Realty Growth, Inc. (Equity Real Estate Investment Trusts)	21	1,124
CTS Corp. (Electronic Equipment, Instruments & Components)	115	4,273
Cue BioPharma, Inc.* (Biotechnology)	107	1,247
Cullinan Oncology, Inc.* (Biotechnology)	48	1,236
CuriosityStream, Inc.*(a) (Entertainment)	94	1,282
Curis, Inc.* (Biotechnology)	312	2,518
Curo Group Holdings Corp. (Consumer Finance)	76	1,292
Cushman & Wakefield PLC* (Real Estate Management & Development)	423	7,390
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	47	447
Customers Bancorp, Inc. (Banks)	108	4,211
Cutera, Inc.* (Health Care Equipment & Supplies)	63	3,089
CVB Financial Corp. (Banks)	466	9,595
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	107	1,922
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	250	1,090
Cytokinetics, Inc.* (Biotechnology)	245	4,849
CytomX Therapeutics, Inc.* (Biotechnology)	234	1,481
CytoSorbents Corp.* (Health Care Equipment & Supplies)	149	1,125
Daily Journal Corp.* (Media)	4	1,354
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	132	870
Dana, Inc. (Auto Components)	524	12,450
Danimer Scientific, Inc.* (Chemicals)	248	6,212
DarioHealth Corp.* (Health Care Equipment & Supplies)	49	1,047
Daseke, Inc.* (Road & Rail)	151	978

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 215

Common Stocks, continued

	Shares	Value
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	156	$6,334
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	142	5,199
Del Taco Restaurants, Inc. (Hotels, Restaurants & Leisure)	108	1,081
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	238	5,138
Deluxe Corp. (Commercial Services & Supplies)	152	7,261
Denali Therapeutics, Inc.* (Biotechnology)	328	25,727
Denbury, Inc.* (Oil, Gas & Consumable Fuels)	182	13,974
Denny's Corp.* (Hotels, Restaurants & Leisure)	226	3,727
DermTech, Inc.* (Biotechnology)	85	3,533
Design Therapeutics, Inc.* (Biotechnology)	49	975
Designer Brands, Inc.* (Specialty Retail)	217	3,591
Desktop Metal, Inc.*—Class A (Machinery)	301	3,462
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	522	3,388
Diamond Hill Investment Group, Inc. (Capital Markets)	11	1,840
Diamond S Shipping, Inc.* (Oil, Gas & Consumable Fuels)	112	1,116
DiamondRock Hospitality Co.* (Equity Real Estate Investment Trusts)	754	7,314
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	248	9,255
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	259	3,326
Digi International, Inc.* (Communications Equipment)	122	2,453
Digimarc Corp.* (Software)	46	1,541
Digital Media Solutions, Inc.*—Class A (Media)	11	106
Digital Turbine, Inc.* (Software)	304	23,112
DigitalBridge Group, Inc.* (Equity Real Estate Investment Trusts)	1,722	13,604
DigitalOcean Holdings, Inc.* (IT Services)	46	2,557
Dillard's, Inc.—Class A (Multiline Retail)	23	4,160
Dime Community Bancshares, Inc. (Banks)	126	4,236
Dine Brands Global, Inc.* (Hotels, Restaurants & Leisure)	59	5,266
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	157	12,524
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	855	3,574
DMC Global, Inc.* (Machinery)	67	3,766
Domo, Inc.* (Software)	99	8,002
Domtar Corp.* (Paper & Forest Products)	180	9,893
Donegal Group, Inc.—Class A (Insurance)	52	758
Donnelley Financial Solutions, Inc.* (Capital Markets)	106	3,498
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	108	1,525
Dorman Products, Inc.* (Auto Components)	96	9,952
Douglas Dynamics, Inc. (Machinery)	81	3,296
Dril-Quip, Inc.* (Energy Equipment & Services)	126	4,263
Drive Shack, Inc.* (Hotels, Restaurants & Leisure)	298	986
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	81	1,199
Duckhorn Portfolio, Inc. (The)* (Beverages)	73	1,610
Ducommun, Inc.* (Aerospace & Defense)	39	2,128
Duluth Holdings, Inc.*—Class B (Internet & Direct Marketing Retail)	44	909
Durect Corp.* (Pharmaceuticals)	815	1,328
DXP Enterprises, Inc.* (Trading Companies & Distributors)	64	2,131
Dycom Industries, Inc.* (Construction & Engineering)	108	8,049
Dynavax Technologies Corp.* (Biotechnology)	388	3,822
Dyne Therapeutics, Inc.* (Biotechnology)	108	2,272
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	110	2,053
DZS, Inc.* (Communications Equipment)	61	1,266
E2open Parent Holdings, Inc.* (Software)	150	1,713
Eagle Bancorp, Inc. (Banks)	114	6,393
Eagle Bulk Shipping, Inc.* (Marine)	30	1,420
Eagle Pharmaceuticals, Inc.* (Biotechnology)	42	1,798
Eargo, Inc.* (Health Care Equipment & Supplies)	70	2,794
Earthstone Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	86	952
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	304	6,408
Eastern Bankshares, Inc. (Banks)	619	12,733
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	143	23,515
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	162	1,348
Ebix, Inc. (Software)	96	3,254
Echo Global Logistics, Inc.* (Air Freight & Logistics)	95	2,920
EchoStar Corp.*—Class A (Communications Equipment)	149	3,619
Edgewell Personal Care Co. (Personal Products)	196	8,604
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	44	939
Editas Medicine, Inc.* (Biotechnology)	246	13,933
eGain Corp.* (Software)	74	850
eHealth, Inc.* (Insurance)	88	5,139
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	115	980
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	69	1,262
elf Beauty, Inc.* (Personal Products)	165	4,478
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	148	2,834
EMCOR Group, Inc. (Construction & Engineering)	195	24,021
EMCORE Corp.* (Communications Equipment)	132	1,217
Emerald Holding, Inc.* (Media)	87	469
Emergent BioSolutions, Inc.* (Biotechnology)	176	11,086
Empire State Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	515	6,180
Employers Holdings, Inc. (Insurance)	103	4,408
Enanta Pharmaceuticals, Inc.* (Biotechnology)	69	3,037
Encore Capital Group, Inc.* (Consumer Finance)	111	5,260
Encore Wire Corp. (Electrical Equipment)	72	5,457
Endo International PLC* (Pharmaceuticals)	826	3,866
Energizer Holdings, Inc. (Household Products)	245	10,530

See accompanying notes to financial statements.

216 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	508	$3,073
Energy Recovery, Inc.* (Machinery)	152	3,463
Enerpac Tool Group Corp. (Machinery)	218	5,803
EnerSys (Electrical Equipment)	154	15,051
Ennis, Inc. (Commercial Services & Supplies)	92	1,980
Enova International, Inc.* (Consumer Finance)	131	4,482
EnPro Industries, Inc. (Machinery)	74	7,189
Enstar Group, Ltd.* (Insurance)	50	11,946
Entercom Communications Corp.* (Media)	425	1,832
Enterprise Bancorp, Inc. (Banks)	33	1,081
Enterprise Financial Services Corp. (Banks)	104	4,825
Entravision Communications Corp.—Class A (Media)	214	1,430
Envestnet, Inc.* (Software)	196	14,869
Eos Energy Enterprises, Inc.* (Electrical Equipment)	63	1,131
Epizyme, Inc.* (Biotechnology)	323	2,684
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	48	4,161
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,473	12,535
Equity Bancshares, Inc.*—Class A (Banks)	49	1,494
Equity Commonwealth (Equity Real Estate Investment Trusts)	423	11,083
Eros STX Global Corp.* (Entertainment)	1,144	1,750
Escalade, Inc. (Leisure Products)	37	849
ESCO Technologies, Inc. (Machinery)	92	8,631
Esperion Therapeutics, Inc.* (Biotechnology)	95	2,009
Esports Technologies, Inc.* (Hotels, Restaurants & Leisure)	9	190
Essent Group, Ltd. (Thrifts & Mortgage Finance)	399	17,935
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	422	11,411
Ethan Allen Interiors, Inc. (Household Durables)	81	2,236
Evelo Biosciences, Inc.* (Biotechnology)	109	1,498
Eventbrite, Inc.* (Interactive Media & Services)	270	5,130
Everi Holdings, Inc.* (IT Services)	301	7,507
EverQuote, Inc.*—Class A (Interactive Media & Services)	68	2,222
EVERTEC, Inc. (IT Services)	218	9,516
EVI Industries, Inc.* (Trading Companies & Distributors)	21	596
Evo Payments, Inc.* (IT Services)	169	4,688
Evolent Health, Inc.* (Health Care Technology)	279	5,892
Evolus, Inc.* (Pharmaceuticals)	116	1,467
Evoqua Water Technologies Corp.* (Machinery)	417	14,086
Exagen, Inc.* (Health Care Providers & Services)	39	585
ExlService Holdings, Inc.* (IT Services)	118	12,539
eXp World Holdings, Inc.* (Real Estate Management & Development)	224	8,684
Exponent, Inc. (Professional Services)	187	16,682
Extraction Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	56	3,075
Extreme Networks, Inc.* (Communications Equipment)	445	4,966
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	76	683
EZCORP, Inc.*—Class A (Consumer Finance)	178	1,073
Fabrinet* (Electronic Equipment, Instruments & Components)	133	12,751
Falcon Minerals Corp. (Oil, Gas & Consumable Fuels)	143	726
Farmers National Bancorp (Banks)	94	1,458
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	97	1,169
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	66	5,133
Fate Therapeutics, Inc.* (Biotechnology)	289	25,081
Fathom Holdings, Inc.* (Real Estate Management & Development)	19	623
FB Financial Corp. (Banks)	120	4,478
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	33	3,264
Federal Signal Corp. (Machinery)	217	8,730
Federated Hermes, Inc.—Class B (Capital Markets)	341	11,563
Ferro Corp.* (Chemicals)	296	6,385
FibroGen, Inc.* (Biotechnology)	310	8,255
Fidelity D&D Bancorp, Inc. (Banks)	14	757
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	64	860
Finance Of America Cos., Inc.*—Class A (Thrifts & Mortgage Finance)	120	916
Financial Institutions, Inc. (Banks)	56	1,680
Finch Therapeutics Group, Inc.* (Biotechnology)	27	380
First Bancorp (Banks)	776	9,250
First Bancorp (Banks)	101	4,132
First Bancshares, Inc. (Banks)	73	2,732
First Bank/Hamilton NJ (Banks)	56	758
First Busey Corp. (Banks)	183	4,513
First Choice Bancorp (Banks)	38	1,157
First Commonwealth Financial Corp. (Banks)	344	4,840
First Community Bancshares, Inc. (Banks)	62	1,851
First Financial Bancorp (Banks)	347	8,200
First Financial Bankshares, Inc. (Banks)	468	22,992
First Financial Corp. (Banks)	43	1,755
First Foundation, Inc. (Banks)	143	3,219
First Internet Bancorp (Banks)	33	1,022
First Interstate BancSystem — Class A (Banks)	148	6,191
First Merchants Corp. (Banks)	195	8,126
First Mid Bancshares, Inc. (Banks)	60	2,431
First Midwest Bancorp, Inc. (Banks)	410	8,130
First of Long Island Corp. (Banks)	82	1,741
FirstCash, Inc. (Consumer Finance)	145	11,084
Fisker, Inc.*(a) (Automobiles)	572	11,028
Five Star Bancorp* (Banks)	19	459
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	188	7,947
Flexion Therapeutics, Inc.* (Biotechnology)	173	1,424
Flexsteel Industries, Inc. (Household Durables)	24	969
Fluent, Inc.* (Media)	156	457
Fluidigm Corp.* (Life Sciences Tools & Services)	270	1,663
Fluor Corp.* (Construction & Engineering)	512	9,062
Flushing Financial Corp. (Banks)	106	2,272

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 217

Common Stocks, continued

	Shares	Value
Focus Financial Partners, Inc.* (Capital Markets)	186	$9,021
Foghorn Therapeutics, Inc.* (Pharmaceuticals)	70	747
Forestar Group, Inc.* (Real Estate Management & Development)	61	1,276
Forian, Inc.* (Health Care Technology)	65	817
Forma Therapeutics Holdings, Inc.* (Biotechnology)	116	2,887
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	280	10,209
Forrester Research, Inc.* (Professional Services)	41	1,878
Forte Biosciences, Inc.* (Biotechnology)	41	1,378
Forterra, Inc.* (Construction Materials)	105	2,469
Fortress Biotech, Inc.* (Biotechnology)	258	921
Forward Air Corp. (Air Freight & Logistics)	98	8,796
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	170	2,428
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	274	7,565
Fox Factory Holding Corp.* (Auto Components)	152	23,660
Franchise Group, Inc. (Diversified Consumer Services)	102	3,598
Franklin Covey Co.* (Professional Services)	45	1,456
Franklin Electric Co., Inc. (Machinery)	167	13,464
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	372	1,957
Frank's International N.V.* (Energy Equipment & Services)	598	1,812
Frequency Therapeutics, Inc.* (Biotechnology)	115	1,145
Fresh Del Monte Produce, Inc. (Food Products)	121	3,978
Frontier Group Holdings, Inc.* (Airlines)	125	2,130
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	430	3,870
FRP Holdings, Inc.* (Real Estate Management & Development)	24	1,336
FS Bancorp, Inc. (Thrifts & Mortgage Finance)	13	927
FTC Solar, Inc.* (Electrical Equipment)	69	918
FTS International, Inc.*—Class A (Energy Equipment & Services)	32	905
fuboTV, Inc.* (Software)	474	15,220
FuelCell Energy, Inc.* (Electrical Equipment)	1,171	10,422
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	80	838
Fulgent Genetics, Inc.* (Health Care Providers & Services)	73	6,733
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	118	1,173
Fulton Financial Corp. (Banks)	573	9,042
Funko, Inc.* (Distributors)	95	2,022
FutureFuel Corp. (Chemicals)	93	893
G1 Therapeutics, Inc.* (Biotechnology)	141	3,094
GAMCO Investors, Inc.—Class A (Capital Markets)	19	477
GAN, Ltd.* (Hotels, Restaurants & Leisure)	145	2,384
Gannett Co., Inc.* (Media)	507	2,783
Gatos Silver, Inc.* (Metals & Mining)	125	2,186
GATX Corp. (Trading Companies & Distributors)	127	11,236
GCM Grosvenor, Inc.—Class A (Capital Markets)	118	1,230
GCP Applied Technologies, Inc.* (Chemicals)	177	4,117
Gemini Therapeutics, Inc.* (Biotechnology)	79	511
Genco Shipping & Trading, Ltd. (Marine)	116	2,190
Generation Bio Co.* (Biotechnology)	158	4,250
Genesco, Inc.* (Specialty Retail)	53	3,375
Genius Brands International, Inc.* (Leisure Products)	1,017	1,871
Gentherm, Inc.* (Auto Components)	120	8,526
Genworth Financial, Inc.* (Insurance)	1,827	7,125
German American Bancorp, Inc. (Banks)	89	3,311
Geron Corp.* (Biotechnology)	1,086	1,531
Getty Realty Corp. (Equity Real Estate Investment Trusts)	144	4,486
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	703	5,111
Gibraltar Industries, Inc.* (Building Products)	118	9,005
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	159	5,225
Glacier Bancorp, Inc. (Banks)	345	19,003
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	130	2,933
Gladstone Land Corp. (Equity Real Estate Investment Trusts)	91	2,189
Glatfelter Corp. (Paper & Forest Products)	158	2,207
Glaukos Corp.* (Health Care Equipment & Supplies)	162	13,742
Global Blood Therapeutics, Inc.* (Biotechnology)	216	7,564
Global Industrial Co. (Trading Companies & Distributors)	46	1,689
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts)	204	3,011
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	346	6,401
Global Water Resources, Inc. (Water Utilities)	46	786
Globalstar, Inc.*(a) (Diversified Telecommunication Services)	2,187	3,893
GMS, Inc.* (Trading Companies & Distributors)	154	7,414
Gogo, Inc.* (Wireless Telecommunication Services)	213	2,424
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	370	4,903
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	61	2,733
Golden Nugget Online Gaming, Inc.* (Hotels, Restaurants & Leisure)	115	1,467
Goosehead Insurance, Inc. (Insurance)	64	8,147
GoPro, Inc.*—Class A (Household Durables)	450	5,243
Gorman-Rupp Co. (Machinery)	82	2,824
Gossamer Bio, Inc.* (Biotechnology)	224	1,819
GP Strategies Corp.* (Professional Services)	45	707
GrafTech International, Ltd. (Electrical Equipment)	614	7,135
Graham Holdings Co.—Class B (Diversified Consumer Services)	14	8,874
Granite Construction, Inc. (Construction & Engineering)	165	6,852
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	197	2,906
Gray Television, Inc. (Media)	308	7,207
Great Ajax Corp. (Mortgage Real Estate Investment Trusts)	78	1,012
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	233	3,404

See accompanying notes to financial statements.

218 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Great Southern Bancorp, Inc. (Banks)	38	$2,048
Great Western Bancorp, Inc. (Banks)	200	6,558
Green Brick Partners, Inc.* (Household Durables)	111	2,524
Green Dot Corp.*—Class A (Consumer Finance)	193	9,042
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	154	5,177
GreenBox POS* (IT Services)	63	752
Greenhill & Co., Inc. (Capital Markets)	53	825
Greenlane Holdings, Inc.*—Class A (Distributors)	59	264
Greenlight Capital Re, Ltd.*—Class A (Insurance)	98	895
GreenSky, Inc.*—Class A (IT Services)	258	1,432
Greenwich Lifesciences, Inc.* (Biotechnology)	15	674
Greif, Inc.—Class A (Containers & Packaging)	93	5,631
Greif, Inc.—Class B (Containers & Packaging)	21	1,239
Grid Dynamics Holdings, Inc.* (IT Services)	110	1,653
Griffon Corp. (Building Products)	167	4,280
Gritstone bio, Inc.* (Biotechnology)	145	1,324
Group 1 Automotive, Inc. (Specialty Retail)	63	9,729
Groupon, Inc.* (Internet & Direct Marketing Retail)	84	3,625
GrowGeneration Corp.* (Specialty Retail)	195	9,380
GT Biopharma, Inc.* (Biotechnology)	86	1,333
GTY Technology Holdings, Inc.* (Software)	116	825
Guaranty Bancshares, Inc. (Banks)	29	988
Guess?, Inc. (Specialty Retail)	145	3,828
H&E Equipment Services, Inc. (Trading Companies & Distributors)	116	3,859
H.B. Fuller Co. (Chemicals)	188	11,959
Haemonetics Corp.* (Health Care Equipment & Supplies)	182	12,128
Hall of Fame Resort & Entertainment Co.*(a) (Hotels, Restaurants & Leisure)	198	778
Halozyme Therapeutics, Inc.* (Biotechnology)	508	23,068
Hamilton Beach Brands Holding Co.— Class A (Household Durables)	27	601
Hamilton Lane, Inc. (Capital Markets)	123	11,208
Hancock Whitney Corp. (Banks)	312	13,865
Hanger, Inc.* (Health Care Providers & Services)	135	3,413
Hanmi Financial Corp. (Banks)	110	2,097
Hannon Armstrong Sustainable Infrastructure Capital, Inc.—Class I (Mortgage Real Estate Investment Trusts)	276	15,497
HarborOne Bancorp, Inc. (Banks)	182	2,610
Harmonic, Inc.* (Communications Equipment)	322	2,743
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	81	2,287
Harpoon Therapeutics, Inc.* (Biotechnology)	67	929
Harsco Corp.* (Machinery)	282	5,758
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	139	1,158
Haverty Furniture Cos., Inc. (Specialty Retail)	60	2,566
Hawaiian Holdings, Inc.* (Airlines)	182	4,435
Hawkins, Inc. (Chemicals)	69	2,260
Hawthorn Bancshares, Inc. (Banks)	1	20
Haynes International, Inc. (Metals & Mining)	45	1,592
HBT Financial, Inc. (Banks)	34	592
HC2 Holdings, Inc.* (Construction & Engineering)	171	681
HCI Group, Inc. (Insurance)	20	1,989
Health Catalyst, Inc.* (Health Care Technology)	161	8,937
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	510	15,402
Healthcare Services Group, Inc. (Commercial Services & Supplies)	270	8,524
HealthEquity, Inc.* (Health Care Providers & Services)	295	23,742
HealthStream, Inc.* (Health Care Technology)	91	2,543
Heartland Express, Inc. (Road & Rail)	172	2,946
Heartland Financial USA, Inc. (Banks)	145	6,814
Hecla Mining Co. (Metals & Mining)	1,915	14,247
Heidrick & Struggles International, Inc. (Professional Services)	70	3,119
Helen of Troy, Ltd.* (Household Durables)	88	20,074
Helios Technologies, Inc. (Machinery)	116	9,054
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	516	2,946
Helmerich & Payne, Inc. (Energy Equipment & Services)	379	12,367
Hemisphere Media Group, Inc.* (Media)	57	673
Herc Holdings, Inc.* (Trading Companies & Distributors)	90	10,086
Heritage Commerce Corp. (Banks)	211	2,348
Heritage Financial Corp. (Banks)	128	3,203
Heritage Insurance Holdings, Inc. (Insurance)	93	798
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	56	1,662
Herman Miller, Inc. (Commercial Services & Supplies)	213	10,041
Heron Therapeutics, Inc.* (Biotechnology)	333	5,168
Hersha Hospitality Trust* (Equity Real Estate Investment Trusts)	116	1,248
Heska Corp.* (Health Care Equipment & Supplies)	35	8,041
HF Foods Group, Inc.* (Food & Staples Retailing)	130	688
Hibbett, Inc.* (Specialty Retail)	59	5,288
HighPeak Energy, Inc.* (Oil, Gas & Consumable Fuels)	18	184
Hillenbrand, Inc. (Machinery)	271	11,946
Hilltop Holdings, Inc. (Banks)	233	8,481
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	308	12,748
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	5	1,453
HireQuest, Inc. (Professional Services)	18	333
HNI Corp. (Commercial Services & Supplies)	157	6,903
Home Bancorp, Inc. (Thrifts & Mortgage Finance)	28	1,067
Home BancShares, Inc. (Banks)	549	13,549
Home Point Capital, Inc.* (Thrifts & Mortgage Finance)	26	154
HomeStreet, Inc. (Thrifts & Mortgage Finance)	75	3,056
HomeTrust Bancshares, Inc. (Banks)	55	1,535
Homology Medicines, Inc.* (Biotechnology)	151	1,098
Honest Co., Inc. (The)* (Personal Products)	89	1,441
Hooker Furniture Corp. (Household Durables)	42	1,455
Hookipa Pharma, Inc.* (Biotechnology)	69	632

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 219

Common Stocks, continued

	Shares	Value
Hope Bancorp, Inc. (Banks)	428	$6,069
Horace Mann Educators Corp. (Insurance)	150	5,613
Horizon Bancorp, Inc. (Banks)	154	2,684
Hostess Brands, Inc.* (Food Products)	472	7,642
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	458	5,056
Houlihan Lokey, Inc. (Capital Markets)	187	15,294
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	18	1,913
Howard Bancorp, Inc.* (Banks)	47	758
Hub Group, Inc.*—Class A (Air Freight & Logistics)	119	7,852
Humanigen, Inc.* (Biotechnology)	162	2,816
Huron Consulting Group, Inc.* (Professional Services)	81	3,981
Hydrofarm Holdings Group, Inc.* (Machinery)	41	2,424
Hyliion Holdings Corp.*(a) (Machinery)	422	4,916
HyreCar, Inc.* (Diversified Consumer Services)	63	1,318
Hyster-Yale Materials Handling, Inc. (Machinery)	36	2,627
I3 Verticals, Inc.*—Class A (IT Services)	74	2,236
IBEX, Ltd.* (Commercial Services & Supplies)	20	390
iBio, Inc.* (Biotechnology)	778	1,175
iCAD, Inc.* (Health Care Technology)	79	1,367
ICF International, Inc. (Professional Services)	67	5,887
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	100	5,380
Ideanomics, Inc.* (Software)	1,472	4,180
Ideaya Biosciences, Inc.* (Biotechnology)	101	2,120
Identiv, Inc.* (Electronic Equipment, Instruments & Components)	74	1,258
IDT Corp.*—Class B (Diversified Telecommunication Services)	72	2,661
IES Holdings, Inc.* (Construction & Engineering)	31	1,592
IGM Biosciences, Inc.* (Biotechnology)	29	2,413
iHeartMedia, Inc.*—Class A (Media)	403	10,853
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	377	27,365
Ikena Oncology, Inc.* (Biotechnology)	33	463
IMAX Corp.* (Entertainment)	180	3,870
Immunic, Inc.* (Biotechnology)	56	687
ImmunityBio, Inc.* (Biotechnology)	241	3,441
ImmunoGen, Inc.* (Biotechnology)	704	4,639
Immunovant, Inc.* (Biotechnology)	135	1,427
Impel Neuropharma, Inc.* (Biotechnology)	19	168
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	67	3,457
Inari Medical, Inc.* (Health Care Equipment & Supplies)	122	11,380
Independence Holding Co. (Insurance)	15	695
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	368	6,709
Independent Bank Corp. (Banks)	119	8,985
Independent Bank Corp. (Banks)	75	1,628
Independent Bank Group, Inc. (Banks)	136	10,061
Indus Realty Trust, Inc. (Real Estate Management & Development)	16	1,050
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	234	6,117
Infinera Corp.* (Communications Equipment)	641	6,538
Infinity Pharmaceuticals, Inc.* (Biotechnology)	315	942
Infrastructure and Energy Alternatives, Inc.* (Construction & Engineering)	75	965
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	65	1,351
Ingevity Corp.* (Chemicals)	145	11,797
Ingles Markets, Inc. (Food & Staples Retailing)	51	2,972
Inhibrx, Inc.* (Biotechnology)	101	2,780
Innospec, Inc. (Chemicals)	88	7,974
Innovage Holding Corp.* (Health Care Providers & Services)	66	1,406
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	85	16,237
Innoviva, Inc.* (Pharmaceuticals)	228	3,057
Inogen, Inc.* (Health Care Equipment & Supplies)	70	4,562
Inotiv, Inc.* (Life Sciences Tools & Services)	47	1,254
Inovalon Holdings, Inc.* (Health Care Technology)	272	9,270
Inovio Pharmaceuticals, Inc.*(a) (Biotechnology)	745	6,906
Inozyme Pharma, Inc.* (Biotechnology)	52	886
Inseego Corp.* (Communications Equipment)	300	3,027
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	126	12,601
Insmed, Inc.* (Biotechnology)	372	10,587
Insperity, Inc. (Professional Services)	131	11,838
Inspire Medical Systems, Inc.* (Health Care Technology)	97	18,746
Installed Building Products, Inc. (Household Durables)	85	10,401
Insteel Industries, Inc. (Building Products)	67	2,154
Instil Bio, Inc.* (Biotechnology)	63	1,217
Integer Holdings Corp.* (Health Care Equipment & Supplies)	118	11,116
Intellia Therapeutics, Inc.* (Biotechnology)	230	37,238
Intelligent Systems Corp.* (Software)	27	849
Inter Parfums, Inc. (Personal Products)	64	4,608
Intercept Pharmaceuticals, Inc.* (Biotechnology)	101	2,017
InterDigital, Inc. (Communications Equipment)	111	8,106
Interface, Inc. (Commercial Services & Supplies)	209	3,198
International Bancshares Corp. (Banks)	194	8,330
International Game Technology PLC* (Hotels, Restaurants & Leisure)	360	8,626
International Money Express, Inc.* (IT Services)	115	1,708
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	86	1,649
Intersect ENT, Inc.* (Pharmaceuticals)	120	2,051
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	255	10,409
Intrepid Potash, Inc.* (Chemicals)	36	1,147
Invacare Corp.* (Health Care Equipment & Supplies)	121	976
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	894	3,487
Investors Bancorp, Inc. (Banks)	824	11,750
Investors Title Co. (Insurance)	5	873
Invitae Corp.* (Biotechnology)	722	24,353
iRadimed Corp.* (Health Care Equipment & Supplies)	23	676

See accompanying notes to financial statements.

220 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	106	$7,033
Iridium Communications, Inc.* (Diversified Telecommunication Services)	431	17,235
iRobot Corp.* (Household Durables)	101	9,432
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	523	6,731
iStar, Inc. (Equity Real Estate Investment Trusts)	255	5,286
iTeos Therapeutics, Inc.* (Biotechnology)	73	1,872
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	150	998
Itron, Inc.* (Electronic Equipment, Instruments & Components)	163	16,296
IVERIC bio, Inc.* (Biotechnology)	326	2,057
J & J Snack Foods Corp. (Food Products)	53	9,244
j2 Global, Inc.* (Software)	157	21,594
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	83	9,250
James River Group Holdings, Ltd. (Insurance)	129	4,840
JELD-WEN Holding, Inc.* (Building Products)	303	7,957
JFrog, Ltd.* (Software)	186	8,467
JOANN, Inc. (Specialty Retail)	42	662
John B Sanfilippo & Son, Inc. (Food Products)	32	2,834
John Bean Technologies Corp. (Machinery)	113	16,116
John Wiley & Sons, Inc.—Class A (Media)	155	9,328
Johnson Outdoors, Inc.—Class A (Leisure Products)	19	2,299
Jounce Therapeutics, Inc.* (Biotechnology)	119	809
Kadant, Inc. (Machinery)	41	7,220
Kadmon Holdings, Inc.* (Biotechnology)	624	2,415
Kaiser Aluminum Corp. (Metals & Mining)	57	7,039
Kala Pharmaceuticals, Inc.* (Pharmaceuticals)	174	922
Kaleido Biosciences, Inc.* (Pharmaceuticals)	70	521
KalVista Pharmaceuticals, Inc.* (Biotechnology)	72	1,725
Kaman Corp.—Class A (Trading Companies & Distributors)	100	5,040
KAR Auction Services, Inc.* (Commercial Services & Supplies)	448	7,862
Karat Packaging, Inc.* (Trading Companies & Distributors)	17	346
Karuna Therapeutics, Inc.* (Biotechnology)	80	9,119
Karyopharm Therapeutics, Inc.* (Biotechnology)	259	2,673
KB Home (Household Durables)	323	13,153
KBR, Inc. (IT Services)	509	19,418
Kearny Financial Corp. (Thrifts & Mortgage Finance)	263	3,143
Kelly Services, Inc.*—Class A (Professional Services)	127	3,044
KemPharm, Inc.* (Pharmaceuticals)	103	1,320
Kennametal, Inc. (Machinery)	301	10,812
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	433	8,604
Keros Therapeutics, Inc.* (Biotechnology)	56	2,378
Kezar Life Sciences, Inc.* (Biotechnology)	123	668
Kforce, Inc. (Professional Services)	74	4,657
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	87	1,891
Kimball International, Inc.—Class B (Commercial Services & Supplies)	130	1,710
Kiniksa Pharmaceuticals, Ltd.*—Class A (Biotechnology)	105	1,463
Kinnate Biopharma, Inc.* (Biotechnology)	49	1,141
Kinsale Capital Group, Inc. (Insurance)	77	12,687
Kirkland's, Inc.* (Specialty Retail)	50	1,144
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	300	6,603
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	116	2,509
Knoll, Inc. (Commercial Services & Supplies)	171	4,444
Knowles Corp.* (Electronic Equipment, Instruments & Components)	321	6,337
Kodiak Sciences, Inc.* (Biotechnology)	121	11,253
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	187	10,549
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	280	2,290
Koppers Holdings, Inc.* (Chemicals)	75	2,426
Korn Ferry (Professional Services)	192	13,930
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	1,460	5,052
Kraton Corp.* (Chemicals)	113	3,649
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	442	12,593
Kronos Bio, Inc.* (Chemicals)	140	3,353
Kronos Worldwide, Inc. (Chemicals)	80	1,146
Krystal Biotech, Inc.* (Biotechnology)	65	4,420
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	221	13,525
Kura Oncology, Inc.* (Biotechnology)	229	4,775
Kura Sushi USA, Inc.*—Class A (Hotels, Restaurants & Leisure)	12	456
KVH Industries, Inc.* (Communications Equipment)	55	677
Kymera Therapeutics, Inc.* (Biotechnology)	104	5,044
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	409	4,720
Laird Superfood, Inc.* (Food Products)	22	657
Lakeland Bancorp, Inc. (Banks)	176	3,076
Lakeland Financial Corp. (Banks)	88	5,424
Lancaster Colony Corp. (Food Products)	68	13,159
Landec Corp.* (Food Products)	94	1,058
Landos Biopharma, Inc.* (Pharmaceuticals)	23	266
Lands' End, Inc.* (Internet & Direct Marketing Retail)	52	2,135
Landsea Homes Corp.* (Household Durables)	22	184
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	243	6,717
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	45	4,176
Latham Group, Inc.* (Leisure Products)	84	2,685
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	489	27,472
Laureate Education, Inc.*—Class A (Diversified Consumer Services)	381	5,528
Lawson Products, Inc.* (Trading Companies & Distributors)	17	910
La-Z-Boy, Inc. (Household Durables)	166	6,149
Lazydays Holdings, Inc.* (Specialty Retail)	26	572

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 221

Common Stocks, continued

	Shares	Value
LCI Industries (Auto Components)	89	$11,696
Legacy Housing Corp.* (Household Durables)	29	490
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	65	3,966
LendingClub Corp.* (Consumer Finance)	348	6,309
LendingTree, Inc.* (Thrifts & Mortgage Finance)	42	8,899
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	245	1,125
Lexington Realty Trust (Equity Real Estate Investment Trusts)	988	11,807
LGI Homes, Inc.* (Household Durables)	80	12,955
LHC Group, Inc.* (Health Care Providers & Services)	110	22,029
Liberty Latin America, Ltd.*—Class A (Media)	154	2,134
Liberty Latin America, Ltd.*—Class C (Media)	557	7,854
Liberty Media Corp-Liberty Braves*—Class A (Entertainment)	36	1,016
Liberty Media Corp-Liberty Braves*—Class C (Entertainment)	132	3,666
Liberty Oilfield Services, Inc.* (Energy Equipment & Services)	312	4,418
Liberty TripAdvisor Holdings, Inc.*—Class A (Interactive Media & Services)	262	1,066
Lifetime Brands, Inc. (Household Durables)	46	689
Ligand Pharmaceuticals, Inc.* (Biotechnology)	54	7,084
Limelight Networks, Inc.* (IT Services)	450	1,418
Limoneira Co. (Food Products)	57	1,000
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	111	1,777
Lindsay Corp. (Machinery)	39	6,446
Lineage Cell Therapeutics, Inc.* (Biotechnology)	437	1,245
Lions Gate Entertainment Corp.*—Class A (Entertainment)	210	4,347
Lions Gate Entertainment Corp.*—Class B (Entertainment)	415	7,595
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	96	2,443
LivaNova PLC* (Health Care Equipment & Supplies)	177	14,887
Live Oak Bancshares, Inc. (Banks)	114	6,726
Livent Corp.* (Chemicals)	530	10,261
LivePerson, Inc.* (Software)	231	14,608
LiveRamp Holdings, Inc.* (IT Services)	234	10,963
LiveXLive Media, Inc.* (Entertainment)	191	902
Loral Space & Communications, Inc. (Media)	46	1,787
Lordstown Motors Corp.*(a)—Class A (Automobiles)	404	4,468
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	140	5,375
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	103	2,173
Luminex Corp. (Life Sciences Tools & Services)	164	6,035
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	110	1,191
Luther Burbank Corp. (Thrifts & Mortgage Finance)	56	664
Luxfer Holdings PLC (Machinery)	102	2,270
Lydall, Inc.* (Machinery)	63	3,813
M.D.C Holdings, Inc. (Household Durables)	206	10,424
M/I Homes, Inc.* (Household Durables)	103	6,043
Macatawa Bank Corp. (Banks)	95	831
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	316	5,419
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	175	11,214
Macquarie Infrastructure Corp. (Transportation Infrastructure)	266	10,180
MacroGenics, Inc.* (Biotechnology)	212	5,694
Macy's, Inc.* (Multiline Retail)	1,132	21,463
Madison Square Garden Entertainment Corp.* (Entertainment)	68	5,710
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	41	3,994
Magellan Health, Inc.* (Health Care Providers & Services)	86	8,101
Magenta Therapeutics, Inc.* (Biotechnology)	108	1,056
Magnite, Inc.* (Internet & Direct Marketing Retail)	378	12,792
Magnolia Oil & Gas Corp.* (Oil, Gas & Consumable Fuels)	502	7,846
Maiden Holdings, Ltd.* (Insurance)	250	843
Malibu Boats, Inc.* (Leisure Products)	75	5,500
MannKind Corp.* (Biotechnology)	889	4,845
ManTech International Corp.—Class A (IT Services)	99	8,567
Marathon Digital Holdings, Inc.* (IT Services)	344	10,791
Marcus & Millichap, Inc.* (Real Estate Management & Development)	86	3,343
Marine Products Corp. (Leisure Products)	29	448
MarineMax, Inc.* (Specialty Retail)	77	3,753
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	133	2,386
Marlin Business Services Corp. (Diversified Financial Services)	29	660
Marrone Bio Innovations, Inc.* (Chemicals)	361	599
Marten Transport, Ltd. (Road & Rail)	214	3,529
Masonite International Corp.* (Building Products)	88	9,838
MasterCraft Boat Holdings, Inc.* (Leisure Products)	68	1,788
Matador Resources Co. (Oil, Gas & Consumable Fuels)	399	14,368
Materion Corp. (Metals & Mining)	73	5,501
Matrix Service Co.* (Energy Equipment & Services)	94	987
Matson, Inc. (Marine)	155	9,920
Matthews International Corp.—Class A (Commercial Services & Supplies)	111	3,992
MAX Holdings, Inc. (Real Estate Management & Development)	67	2,233
Maxar Technologies, Inc. (Aerospace & Defense)	258	10,299
MAXIMUS, Inc. (IT Services)	221	19,441
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	252	10,707
Mayville Engineering Co., Inc.* (Metals & Mining)	32	644
MBIA, Inc.* (Insurance)	173	1,903

See accompanying notes to financial statements.

222 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
McGrath RentCorp (Commercial Services & Supplies)	87	$7,097
MDC Partners, Inc.*—Class A (Media)	225	1,316
MedAvail Holdings, Inc.* (Food & Staples Retailing)	42	515
MediaAlpha, Inc.*—Class A (Interactive Media & Services)	75	3,158
Medifast, Inc. (Personal Products)	42	11,885
MEDNAX, Inc.* (Health Care Providers & Services)	274	8,261
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	104	18,370
MEI Pharma, Inc.* (Biotechnology)	390	1,112
MeiraGTx Holdings PLC* (Biotechnology)	107	1,659
Mercantile Bank Corp. (Banks)	57	1,721
Merchants Bancorp (Thrifts & Mortgage Finance)	35	1,373
Meredith Corp.* (Media)	144	6,255
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	168	3,437
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	154	3,416
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	185	11,962
Meritage Homes Corp.* (Household Durables)	135	12,701
Meritor, Inc.* (Machinery)	253	5,925
Mersana Therapeutics, Inc.* (Biotechnology)	248	3,368
Mesa Air Group, Inc.* (Airlines)	124	1,157
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	18	4,881
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	113	5,721
Meta Materials, Inc.* (Oil, Gas & Consumable Fuels)	222	1,659
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	138	6,791
Metrocity Bankshares, Inc. (Banks)	68	1,191
MetroMile, Inc.* (Insurance)	132	1,208
Metropolitan Bank Holding Corp.* (Banks)	28	1,686
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	1,595	7,321
MGE Energy, Inc. (Electric Utilities)	131	9,752
MGP Ingredients, Inc. (Beverages)	51	3,450
MicroStrategy, Inc.*—Class A (Software)	28	18,606
MicroVision, Inc.*(a) (Electronic Equipment, Instruments & Components)	570	9,548
Mid Penn Bancorp, Inc. (Banks)	35	961
Middlesex Water Co. (Water Utilities)	62	5,067
Midland States Bancorp, Inc. (Banks)	78	2,049
MidwestOne Financial Group, Inc. (Banks)	52	1,496
Miller Industries, Inc. (Machinery)	40	1,578
Mimecast, Ltd.* (Software)	215	11,406
MiMedx Group, Inc.* (Biotechnology)	400	5,004
Mind Medicine MindMed, Inc.* (Pharmaceuticals)	1,160	4,002
Minerals Technologies, Inc. (Chemicals)	121	9,519
Mirum Pharmaceuticals, Inc.* (Biotechnology)	13	225
Misonix, Inc.* (Health Care Equipment & Supplies)	44	976
Mission Produce, Inc.* (Food Products)	134	2,775
Mistras Group, Inc.* (Professional Services)	72	708
Mitek System, Inc.* (Software)	151	2,908
Model N, Inc.* (Software)	125	4,284
Modine Manufacturing Co.* (Auto Components)	180	2,986
ModivCare, Inc.* (Health Care Providers & Services)	45	7,653
Moelis & Co. (Capital Markets)	220	12,516
Molecular Templates, Inc.* (Biotechnology)	133	1,040
Momentive Global, Inc.* (Software)	462	9,734
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	47	3,110
MoneyGram International, Inc.* (IT Services)	281	2,832
Monmouth Real Estate Investment Corp.— Class A (Equity Real Estate Investment Trusts)	343	6,421
Monro, Inc. (Specialty Retail)	120	7,621
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	81	4,346
Moog, Inc.—Class A (Aerospace & Defense)	104	8,742
Morphic Holding, Inc.* (Biotechnology)	75	4,304
Motorcar Parts of America, Inc.* (Auto Components)	68	1,526
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	57	1,794
MP Materials Corp.* (Metals & Mining)	263	9,694
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	256	8,463
MRC Global, Inc.* (Trading Companies & Distributors)	290	2,726
MSG Networks, Inc.*—Class A (Media)	109	1,589
Mueller Industries, Inc. (Machinery)	202	8,749
Mueller Water Products, Inc.—Class A (Machinery)	567	8,176
Multiplan Corp.* (Health Care Technology)	1,438	13,690
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	528	12,292
Murphy USA, Inc. (Specialty Retail)	91	12,137
Mustang Bio, Inc.* (Biotechnology)	251	833
MVB Financial Corp. (Banks)	35	1,493
Myers Industries, Inc. (Containers & Packaging)	130	2,730
MYR Group, Inc.* (Construction & Engineering)	59	5,364
Myriad Genetics, Inc.* (Biotechnology)	276	8,440
Nabors Industries, Ltd.* (Energy Equipment & Services)	25	2,856
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	163	10,561
Nanthealth, Inc.* (Health Care Technology)	95	220
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	52	1,891
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	10	713
National Bank Holdings Corp. (Banks)	106	4,000
National Beverage Corp. (Beverages)	85	4,015
National CineMedia, Inc. (Media)	212	1,075
National Energy Services Reunited Corp.* (Energy Equipment & Services)	107	1,525
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	158	10,594
National Healthcare Corp. (Health Care Providers & Services)	45	3,146

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 223

Common Stocks, continued

	Shares	Value
National Presto Industries, Inc. (Aerospace & Defense)	18	$1,830
National Research Corp. (Health Care Providers & Services)	50	2,295
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	253	12,792
National Vision Holdings, Inc.* (Specialty Retail)	294	15,032
National Western Life Group, Inc.—Class A (Insurance)	9	2,020
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	33	354
Nature's Sunshine Products, Inc. (Personal Products)	43	747
Natus Medical, Inc.* (Health Care Equipment & Supplies)	122	3,170
Nautilus, Inc.* (Leisure Products)	107	1,803
Navient Corp. (Consumer Finance)	635	12,276
NBT Bancorp, Inc. (Banks)	152	5,467
Neenah, Inc. (Paper & Forest Products)	61	3,060
Nelnet, Inc.—Class A (Consumer Finance)	61	4,589
NEOGAMES SA* (Hotels, Restaurants & Leisure)	20	1,229
Neogen Corp.* (Health Care Equipment & Supplies)	388	17,864
NeoGenomics, Inc.* (Life Sciences Tools & Services)	408	18,429
Neoleukin Therapeutics, Inc.* (Biotechnology)	127	1,172
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	182	1,858
NETGEAR, Inc.* (Communications Equipment)	109	4,177
NetScout Systems, Inc.* (Communications Equipment)	253	7,221
NETSTREIT Corp. (Equity Real Estate Investment Trusts)	143	3,298
Neuronetics, Inc.* (Health Care Equipment & Supplies)	90	1,442
NeuroPace, Inc.* (Health Care Equipment & Supplies)	25	595
Nevro Corp.* (Health Care Equipment & Supplies)	125	20,723
New Jersey Resources Corp. (Gas Utilities)	348	13,770
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	295	2,590
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,368	6,115
NewAge, Inc.* (Beverages)	480	1,070
Newmark Group, Inc. (Real Estate Management & Development)	538	6,461
Newpark Resources, Inc.* (Energy Equipment & Services)	321	1,111
NexImmune, Inc.* (Biotechnology)	24	392
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	80	4,398
NextGen Healthcare, Inc.* (Health Care Technology)	202	3,351
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	623	2,965
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	113	2,228
NI Holdings, Inc.* (Insurance)	31	589
Nicolet Bankshares, Inc.* (Banks)	32	2,251
Nikola Corp.* (Machinery)	722	13,039
Nkarta, Inc.* (Biotechnology)	51	1,616
NL Industries, Inc. (Commercial Services & Supplies)	30	195
nLight, Inc.* (Electronic Equipment, Instruments & Components)	153	5,551
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	302	6,789
NN, Inc.* (Machinery)	154	1,132
Noodles & Co.* (Hotels, Restaurants & Leisure)	146	1,822
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	544	1,784
Northern Oil And Gas, Inc. (Oil, Gas & Consumable Fuels)	172	3,572
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	165	2,706
Northrim Bancorp, Inc. (Banks)	22	941
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	441	6,015
Northwest Natural Holding Co. (Gas Utilities)	110	5,777
Northwest Pipe Co.* (Construction & Engineering)	35	989
NorthWestern Corp. (Multi-Utilities)	183	11,020
Novagold Resources, Inc.* (Metals & Mining)	854	6,841
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	127	17,114
NOW, Inc.* (Trading Companies & Distributors)	397	3,768
Nu Skin Enterprises, Inc.—Class A (Personal Products)	179	10,140
Nurix Therapeutics, Inc.* (Biotechnology)	113	2,998
NuVasive, Inc.* (Health Care Equipment & Supplies)	187	12,675
Nuvation Bio, Inc.* (Pharmaceuticals)	128	1,192
NV5 Global, Inc.* (Construction & Engineering)	46	4,347
NVE Corp. (Semiconductors & Semiconductor Equipment)	17	1,259
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	73	7,340
Oceaneering International, Inc.* (Energy Equipment & Services)	359	5,590
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	213	4,439
Ocugen, Inc.*(a) (Biotechnology)	665	5,340
Ocular Therapeutix, Inc.* (Pharmaceuticals)	276	3,914
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	29	898
Office Properties Income Trust (Equity Real Estate Investment Trusts)	173	5,071
OFG Bancorp (Banks)	183	4,048
O-I Glass, Inc.* (Containers & Packaging)	569	9,291
Oil States International, Inc.* (Energy Equipment & Services)	218	1,711
Oil-Dri Corp. of America (Household Products)	19	649
Old National Bancorp (Banks)	595	10,478
Old Second Bancorp, Inc. (Banks)	100	1,240
Olema Pharmaceuticals, Inc.* (Biotechnology)	44	1,231
Olympic Steel, Inc. (Metals & Mining)	34	999
Omega Flex, Inc. (Machinery)	11	1,614
Omeros Corp.* (Pharmaceuticals)	217	3,220
Omnicell, Inc.* (Health Care Technology)	155	23,475

See accompanying notes to financial statements.

224 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
ON24, Inc.* (Software)	32	$1,135
Oncocyte Corp.* (Biotechnology)	255	1,464
Oncorus, Inc.* (Biotechnology)	74	1,021
Oncternal Therapeutics, Inc.* (Biotechnology)	159	755
ONE Gas, Inc. (Gas Utilities)	190	14,084
ONE Group Hospitality, Inc. (The)* (Hotels, Restaurants & Leisure)	70	771
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	58	1,647
OneSpan, Inc.* (Software)	127	3,244
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	190	1,841
Onewater Marine, Inc. (Specialty Retail)	37	1,555
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	175	12,782
Ontrak, Inc.* (Health Care Providers & Services)	31	1,007
Ooma, Inc.* (Diversified Telecommunication Services)	78	1,471
Open Lending Corp.*—Class A (Capital Markets)	376	16,201
OPKO Health, Inc.* (Biotechnology)	1,416	5,735
Oportun Financial Corp.* (Consumer Finance)	75	1,502
Oppenheimer Holdings, Inc.—Class A (Capital Markets)	33	1,678
OptimizeRx Corp.* (Health Care Technology)	61	3,776
Option Care Health, Inc.* (Health Care Providers & Services)	399	8,726
Oramed Pharmaceuticals, Inc.* (Pharmaceuticals)	96	1,284
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	258	2,616
ORBCOMM, Inc.* (Diversified Telecommunication Services)	269	3,024
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	342	1,775
Organogenesis Holdings, Inc.* (Biotechnology)	137	2,277
ORIC Pharmaceuticals, Inc.* (Biotechnology)	106	1,875
Origin Bancorp, Inc. (Banks)	80	3,397
Orion Engineered Carbons SA* (Chemicals)	218	4,140
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	163	11,333
Orrstown Financial Services, Inc. (Banks)	39	900
Ortho Clinical Diagnostics Holdings PLC* (Health Care Equipment & Supplies)	319	6,830
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	68	2,727
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	50	3,159
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	61	6,200
Otter Tail Corp. (Electric Utilities)	148	7,224
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	105	1,311
Outfront Media, Inc.* (Equity Real Estate Investment Trusts)	524	12,592
Outlook Therapeutics, Inc.* (Biotechnology)	315	784
Outset Medical, Inc.* (Health Care Equipment & Supplies)	165	8,247
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	155	14,290
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	944	29,709
Owens & Minor, Inc. (Health Care Providers & Services)	261	11,048
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	58	5,733
Oyster Point Pharma, Inc.* (Biotechnology)	40	688
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	700	24,480
Pacific Premier Bancorp, Inc. (Banks)	338	14,294
Pacira BioSciences, Inc.* (Pharmaceuticals)	157	9,527
Pactiv Evergreen, Inc. (Containers & Packaging)	155	2,336
PAE, Inc.* (Aerospace & Defense)	250	2,225
PagerDuty, Inc.* (Software)	291	12,391
Palomar Holdings, Inc.* (Insurance)	89	6,716
PAM Transportation Services, Inc.* (Road & Rail)	7	369
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	119	12,428
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	161	2,708
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	85	5,945
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	673	6,777
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	165	1,125
Park Aerospace Corp. (Aerospace & Defense)	70	1,043
Park National Corp. (Banks)	52	6,106
Park-Ohio Holdings Corp. (Machinery)	31	996
Parsons Corp.* (Aerospace & Defense)	95	3,739
Party City Holdco, Inc.* (Specialty Retail)	398	3,713
Passage Bio, Inc.* (Biotechnology)	134	1,774
Patrick Industries, Inc. (Building Products)	82	5,986
Patterson Cos., Inc. (Health Care Providers & Services)	309	9,391
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	672	6,680
PAVmed, Inc.* (Health Care Equipment & Supplies)	259	1,658
Paya Holdings, Inc.* (IT Services)	296	3,262
PBF Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	347	5,309
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	40	1,851
PCSB Financial Corp. (Thrifts & Mortgage Finance)	49	890
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	358	16,393
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	107	1,945
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	249	1,975
Peapack Gladstone Financial Corp. (Banks)	66	2,051
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	468	11,021
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	56	1,322
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	127	7,838
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	353	7,434

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 225

Common Stocks, continued

	Shares	Value
Peoples Bancorp, Inc. (Banks)	65	$1,925
Peoples Financial Services Corp. (Banks)	25	1,065
Perdoceo Education Corp.* (Diversified Consumer Services)	253	3,104
Perficient, Inc.* (IT Services)	117	9,409
Performance Food Group Co.* (Food & Staples Retailing)	475	23,032
Perpetua Resources Corp.* (Metals & Mining)	97	708
Personalis, Inc.* (Life Sciences Tools & Services)	128	3,238
Petiq, Inc.* (Health Care Providers & Services)	95	3,667
PetMed Express, Inc. (Internet & Direct Marketing Retail)	71	2,261
PGT Innovations, Inc.* (Building Products)	211	4,902
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	73	2,471
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	74	2,137
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	222	2,933
Phreesia, Inc.* (Health Care Technology)	137	8,398
Physicians Realty Trust (Equity Real Estate Investment Trusts)	777	14,351
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	447	8,256
Ping Identity Holding Corp.* (Software)	157	3,595
Pioneer Bancorp, Inc.* (Thrifts & Mortgage Finance)	42	505
Piper Sandler Cos. (Capital Markets)	64	8,292
Pitney Bowes, Inc. (Commercial Services & Supplies)	634	5,560
PJT Partners, Inc.—Class A (Capital Markets)	87	6,210
Plantronics, Inc.* (Communications Equipment)	123	5,133
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	99	980
PLBY Group, Inc.* (Textiles, Apparel & Luxury Goods)	39	1,517
Plexus Corp.* (Electronic Equipment, Instruments & Components)	102	9,324
Pliant Therapeutics, Inc.* (Pharmaceuticals)	87	2,533
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts)	105	2,102
PMV Pharmaceuticals, Inc.* (Pharmaceuticals)	94	3,211
PNM Resources, Inc. (Electric Utilities)	308	15,021
PolyMet Mining Corp.* (Metals & Mining)	104	375
Porch Group, Inc.* (Internet & Direct Marketing Retail)	57	1,102
Portage Biotech, Inc.* (Biotechnology)	13	272
Portland General Electric Co. (Electric Utilities)	324	14,930
Poseida Therapeutics, Inc.* (Biotechnology)	104	1,042
Postal Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	43	784
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	238	12,650
Powell Industries, Inc. (Electrical Equipment)	33	1,021
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	218	17,889
PQ Group Holdings, Inc. (Chemicals)	185	2,842
PRA Group, Inc.* (Consumer Finance)	164	6,309
Praxis Precision Medicines, Inc.* (Biotechnology)	88	1,609
Precigen, Inc.* (Biotechnology)	342	2,230
Precision BioSciences, Inc.* (Biotechnology)	171	2,141
Preferred Apartment Communities, Inc.— Class A (Equity Real Estate Investment Trusts)	181	1,765
Preferred Bank (Banks)	50	3,164
Preformed Line Products Co. (Electrical Equipment)	11	816
Prelude Therapeutics, Inc.* (Biotechnology)	39	1,117
Premier Financial Bancorp, Inc. (Banks)	46	775
Premier Financial Corp. (Thrifts & Mortgage Finance)	133	3,779
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	180	9,378
PriceSmart, Inc. (Food & Staples Retailing)	84	7,645
Primis Financial Corp. (Banks)	87	1,328
Primo Water Corp. (Beverages)	567	9,486
Primoris Services Corp. (Construction & Engineering)	193	5,680
Priority Technology Holdings, Inc.* (IT Services)	36	275
Privia Health Group, Inc.* (Health Care Providers & Services)	71	3,150
ProAssurance Corp. (Insurance)	194	4,414
PROG Holdings, Inc.* (Consumer Finance)	242	11,647
Progress Software Corp. (Software)	158	7,308
Progyny, Inc.* (Health Care Providers & Services)	227	13,393
Prometheus Biosciences, Inc.* (Biotechnology)	41	1,007
ProPetro Holding Corp.* (Energy Equipment & Services)	308	2,821
PROS Holdings, Inc.* (Software)	144	6,562
ProSight Global, Inc.* (Insurance)	34	434
Protagonist Therapeutics, Inc.* (Biotechnology)	149	6,687
Prothena Corp. PLC* (Biotechnology)	123	6,323
Proto Labs, Inc.* (Machinery)	100	9,180
Provention Bio, Inc.* (Pharmaceuticals)	200	1,686
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	57	930
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	273	6,249
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	72	10,662
PTC Therapeutics, Inc.* (Biotechnology)	250	10,568
Pulmonx Corp.* (Health Care Equipment & Supplies)	91	4,015
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	50	820
Puma Biotechnology, Inc.* (Biotechnology)	115	1,056
Pure Cycle Corp.* (Water Utilities)	69	954
PureCycle Technologies, Inc.* (Chemicals)	119	2,814
Purple Innovation, Inc.* (Household Durables)	181	4,780
Pzena Investment Management, Inc.— Class A (Capital Markets)	61	672
Q2 Holdings, Inc.* (Software)	197	20,207
QAD, Inc. (Software)	43	3,742
QCR Holdings, Inc. (Banks)	55	2,645
QTS Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	248	19,170
Quaker Chemical Corp. (Chemicals)	49	11,622
Qualys, Inc.* (Software)	123	12,385
Quanex Building Products Corp. (Building Products)	121	3,006

See accompanying notes to financial statements.

226 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Quanterix Corp.* (Life Sciences Tools & Services)	111	$6,511
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	201	1,385
QuinStreet, Inc.* (Interactive Media & Services)	179	3,326
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	320	3,459
Quotient, Ltd.* (Health Care Equipment & Supplies)	283	1,030
R. R. Donnelley & Sons Co.* (Commercial Services & Supplies)	255	1,601
R1 RCM, Inc.* (Health Care Providers & Services)	474	10,542
Rackspace Technology, Inc.* (IT Services)	194	3,804
Radian Group, Inc. (Thrifts & Mortgage Finance)	693	15,419
Radiant Logistics, Inc.* (Air Freight & Logistics)	141	977
Radius Global Infrastructure, Inc.*—Class A (Diversified Telecommunication Services)	158	2,291
Radius Health, Inc.* (Biotechnology)	169	3,083
RadNet, Inc.* (Health Care Providers & Services)	161	5,424
Rafael Holdings, Inc.*—Class B (Real Estate Management & Development)	35	1,787
Rain Therapeutics, Inc.* (Biotechnology)	27	420
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	404	9,579
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	861	14,430
Ranpak Holdings Corp.* (Containers & Packaging)	126	3,154
Rapid7, Inc.* (Software)	198	18,737
RAPT Therapeutics, Inc.* (Biotechnology)	65	2,066
Raven Industries, Inc. (Industrial Conglomerates)	128	7,405
Rayonier Advanced Materials, Inc.* (Chemicals)	223	1,492
RBB Bancorp (Banks)	51	1,235
RBC Bearings, Inc.* (Machinery)	89	17,748
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	30	1,986
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	208	3,301
Realogy Holdings Corp.* (Real Estate Management & Development)	415	7,561
Reata Pharmaceuticals, Inc.*—Class A (Pharmaceuticals)	99	14,011
Recursion Pharmaceuticals, Inc.*—Class A (Biotechnology)	76	2,774
Red River Bancshares, Inc. (Banks)	16	808
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	56	1,854
Red Rock Resorts, Inc.*—Class A (Hotels, Restaurants & Leisure)	222	9,435
Redfin Corp.* (Real Estate Management & Development)	366	23,209
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	407	4,912
REGENXBIO, Inc.* (Biotechnology)	142	5,517
Regional Management Corp. (Consumer Finance)	30	1,396
Regis Corp.* (Diversified Consumer Services)	85	796
Rekor Systems, Inc.* (Professional Services)	113	1,148
Relay Therapeutics, Inc.* (Biotechnology)	211	7,720
Reliant Bancorp, Inc. (Banks)	55	1,525
Relmada Therapeutics, Inc.* (Pharmaceuticals)	54	1,729
Renasant Corp. (Banks)	199	7,960
Reneo Pharmaceuticals, Inc.* (Biotechnology)	23	215
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	161	10,037
Rent-A-Center, Inc. (Specialty Retail)	237	12,578
Repay Holdings Corp.* (IT Services)	277	6,659
Replimune Group, Inc.* (Biotechnology)	96	3,688
Republic Bancorp, Inc.—Class A (Banks)	35	1,615
Republic First Bancorp, Inc.* (Banks)	161	642
Resideo Technologies, Inc.* (Building Products)	521	15,630
Resources Connection, Inc. (Professional Services)	114	1,637
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	419	7,400
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	773	8,851
Retail Value, Inc. (Equity Real Estate Investment Trusts)	63	1,370
Retractable Technologies, Inc.* (Health Care Equipment & Supplies)	62	717
REV Group, Inc. (Machinery)	103	1,616
Revance Therapeutics, Inc.* (Pharmaceuticals)	253	7,499
Revlon, Inc.*—Class A (Personal Products)	26	334
REVOLUTION Medicines, Inc.* (Biotechnology)	214	6,792
Revolve Group, Inc.* (Internet & Direct Marketing Retail)	129	8,888
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	19	1,713
Rexnord Corp. (Machinery)	432	21,616
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	159	3,113
Ribbon Communications, Inc.* (Communications Equipment)	253	1,925
Rigel Pharmaceuticals, Inc.* (Biotechnology)	615	2,669
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	32	927
Rimini Street, Inc.* (Software)	158	973
Riot Blockchain, Inc.* (Software)	304	11,452
Rite Aid Corp.* (Food & Staples Retailing)	198	3,227
RLI Corp. (Insurance)	144	15,061
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	590	8,986
Rocket Pharmaceuticals, Inc.* (Biotechnology)	143	6,333
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	25	1,390
Rogers Corp.* (Electronic Equipment, Instruments & Components)	67	13,454
Romeo Power, Inc.* (Electrical Equipment)	151	1,229
RPC, Inc.* (Energy Equipment & Services)	243	1,203
RPT Realty (Equity Real Estate Investment Trusts)	290	3,764
Rubius Therapeutics, Inc.* (Biotechnology)	162	3,954
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	152	6,572
Rush Enterprises, Inc.—Class B (Trading Companies & Distributors)	24	915

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 227

Common Stocks, continued

	Shares	Value
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	188	$2,305
Ruth's Hospitality Group, Inc.* (Hotels, Restaurants & Leisure)	121	2,787
Ryerson Holding Corp.* (Metals & Mining)	59	861
Ryman Hospitality Properties, Inc.*—Class I (Equity Real Estate Investment Trusts)	194	15,318
S&T Bancorp, Inc. (Banks)	140	4,382
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	777	14,141
Safe Bulkers, Inc.* (Marine)	198	794
Safehold, Inc. (Equity Real Estate Investment Trusts)	64	5,024
Safety Insurance Group, Inc. (Insurance)	52	4,071
Saia, Inc.* (Road & Rail)	96	20,112
Sailpoint Technologies Holding, Inc.* (Software)	326	16,649
Sally Beauty Holdings, Inc.* (Specialty Retail)	406	8,960
Sana Biotechnology, Inc.* (Biotechnology)	97	1,907
Sanderson Farms, Inc. (Food Products)	73	13,721
Sandy Spring Bancorp, Inc. (Banks)	167	7,370
Sangamo Therapeutics, Inc.* (Biotechnology)	423	5,063
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	231	9,000
Sapiens International Corp. N.V. (Software)	111	2,916
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	43	1,954
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	91	2,560
Schnitzer Steel Industries, Inc.—Class A (Metals & Mining)	93	4,562
Scholar Rock Holding Corp.* (Biotechnology)	100	2,890
Scholastic Corp. (Media)	105	3,978
Schrodinger, Inc.* (Health Care Technology)	163	12,324
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	113	4,563
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	346	26,795
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	176	3,881
Sculptor Capital Management, Inc. (Capital Markets)	78	1,918
Seacoast Banking Corp. (Banks)	197	6,728
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	114	2,338
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	186	9,289
SecureWorks Corp.*—Class A (Software)	35	649
Seelos Therapeutics, Inc.* (Pharmaceuticals)	273	721
Seer, Inc.* (Life Sciences Tools & Services)	55	1,803
Select Energy Services, Inc.* (Energy Equipment & Services)	213	1,287
Select Medical Holdings Corp. (Health Care Providers & Services)	398	16,819
Selecta Biosciences, Inc.* (Biotechnology)	322	1,346
Selective Insurance Group, Inc. (Insurance)	214	17,365
Selectquote, Inc.* (Insurance)	483	9,303
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	233	16,030
Seneca Foods Corp.*—Class A (Food Products)	23	1,175
Sensei Biotherapeutics, Inc.* (Biotechnology)	27	264
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	1,496	5,745
Sensient Technologies Corp. (Chemicals)	152	13,157
Seres Therapeutics, Inc.* (Biotechnology)	251	5,986
Seritage Growth Properties*—Class A (Equity Real Estate Investment Trusts)	132	2,429
Service Properties Trust (Equity Real Estate Investment Trusts)	591	7,447
ServisFirst Bancshares, Inc. (Banks)	180	12,236
Sesen Bio, Inc.* (Biotechnology)	616	2,846
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	377	2,884
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	135	14,448
Sharps Compliance Corp.* (Health Care Providers & Services)	52	536
Shattuck Labs, Inc.* (Biotechnology)	96	2,783
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	174	8,441
Shift Technologies, Inc.* (Specialty Retail)	224	1,922
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	122	23,146
Shoe Carnival, Inc. (Specialty Retail)	32	2,291
ShotSpotter, Inc.* (Software)	31	1,512
Shutterstock, Inc. (Internet & Direct Marketing Retail)	84	8,246
SI-BONE, Inc.* (Health Care Equipment & Supplies)	116	3,651
Sientra, Inc.* (Health Care Equipment & Supplies)	207	1,648
Sierra Bancorp (Banks)	51	1,298
SIGA Technologies, Inc.* (Pharmaceuticals)	178	1,118
Sigilon Therapeutics, Inc.* (Biotechnology)	27	290
Signet Jewelers, Ltd.* (Specialty Retail)	188	15,189
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	160	24,520
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	122	5,839
Silverback Therapeutics, Inc.* (Biotechnology)	46	1,421
Silvergate Capital Corp.*—Class A (Banks)	82	9,292
Simmons First National Corp.—Class A (Banks)	387	11,355
Simpson Manufacturing Co., Inc. (Building Products)	157	17,338
Simulations Plus, Inc. (Health Care Technology)	55	3,020
Sinclair Broadcast Group, Inc.—Class A (Media)	165	5,481
SiriusPoint, Ltd.* (Insurance)	319	3,212
SITE Centers Corp. (Equity Real Estate Investment Trusts)	624	9,397
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	46	5,823
SJW Corp. (Water Utilities)	100	6,330
Skyline Champion Corp.* (Household Durables)	189	10,074
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	28	802
SkyWest, Inc.* (Airlines)	179	7,710
Sleep Number Corp.* (Specialty Retail)	86	9,456
SM Energy Co. (Oil, Gas & Consumable Fuels)	420	10,345
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	51	2,432

See accompanying notes to financial statements.

228 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
SmartFinancial, Inc. (Banks)	50	$1,201
Smith & Wesson Brands, Inc. (Leisure Products)	192	6,662
Smith Micro Software, Inc.* (Software)	160	835
SOC Telemed, Inc.* (Health Care Providers & Services)	147	836
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	113	1,101
Solid Biosciences, Inc.* (Biotechnology)	215	787
Soliton, Inc.* (Health Care Equipment & Supplies)	33	742
Sonic Automotive, Inc.—Class A (Specialty Retail)	79	3,534
Sonos, Inc.* (Household Durables)	433	15,255
Sorrento Therapeutics, Inc.* (Biotechnology)	982	9,516
South Jersey Industries, Inc. (Gas Utilities)	371	9,620
South Plains Financial, Inc. (Banks)	38	879
South State Corp. (Banks)	255	20,849
Southern First Bancshares, Inc.* (Banks)	27	1,381
Southern Missouri Bancorp, Inc. (Thrifts & Mortgage Finance)	28	1,259
Southside Bancshares, Inc. (Banks)	112	4,282
Southwest Gas Holdings, Inc. (Gas Utilities)	209	13,834
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	2,441	13,840
SP Plus Corp.* (Commercial Services & Supplies)	83	2,539
Spark Energy, Inc.—Class A (Electric Utilities)	43	487
SpartanNash Co. (Food & Staples Retailing)	129	2,491
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	557	2,089
Spero Therapeutics, Inc.* (Biotechnology)	87	1,215
Spire, Inc. (Gas Utilities)	183	13,225
Spirit Airlines, Inc.* (Airlines)	354	10,775
Spirit of Texas Bancshares, Inc. (Banks)	46	1,051
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	157	2,790
SpringWorks Therapeutics, Inc.* (Biotechnology)	105	8,653
Sprout Social, Inc.*—Class A (Software)	159	14,218
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	428	10,636
Spruce Biosciences, Inc.* (Biotechnology)	31	348
SPS Commerce, Inc.* (Software)	130	12,981
SPX Corp.* (Machinery)	158	9,651
SPX FLOW, Inc. (Machinery)	152	9,916
SQZ Biotechnologies Co.* (Biotechnology)	82	1,185
STAAR Surgical Co.* (Health Care Equipment & Supplies)	169	25,772
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	580	21,708
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	64	12,819
Standard Motor Products, Inc. (Auto Components)	75	3,251
Standex International Corp. (Machinery)	44	4,176
Startek, Inc.* (IT Services)	61	435
State Auto Financial Corp. (Insurance)	64	1,096
Steelcase, Inc.—Class A (Commercial Services & Supplies)	319	4,820
Stem, Inc.* (Electrical Equipment)	226	8,138
Stepan Co. (Chemicals)	78	9,381
StepStone Group, Inc.—Class A (Capital Markets)	134	4,610
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	179	1,726
Sterling Construction Co., Inc.* (Construction & Engineering)	100	2,413
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	296	12,953
Stewart Information Services Corp. (Insurance)	96	5,442
Stitch Fix, Inc.* (Internet & Direct Marketing Retail)	213	12,844
Stock Yards Bancorp, Inc. (Banks)	74	3,766
Stoke Therapeutics, Inc.* (Biotechnology)	69	2,323
StoneMor, Inc.* (Diversified Consumer Services)	116	304
Stoneridge, Inc.* (Auto Components)	94	2,773
StoneX Group, Inc.* (Capital Markets)	60	3,640
Strategic Education, Inc. (Diversified Consumer Services)	88	6,693
Stride, Inc.* (Diversified Consumer Services)	145	4,659
Sturm Ruger & Co., Inc. (Leisure Products)	62	5,579
Summit Financial Group, Inc. (Banks)	41	902
Summit Hotel Properties, Inc.* (Equity Real Estate Investment Trusts)	374	3,489
Summit Materials, Inc.*—Class A (Construction Materials)	423	14,741
Summit Therapeutics, Inc.* (Biotechnology)	81	604
Sumo Logic, Inc.* (Software)	294	6,071
Sun Country Airlines Holdings, Inc.* (Airlines)	62	2,295
SunCoke Energy, Inc. (Metals & Mining)	299	2,135
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	310	11,675
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	288	8,415
Sunstone Hotel Investors, Inc.* (Equity Real Estate Investment Trusts)	774	9,613
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	155	5,453
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	41	980
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	177	5,450
Surface Oncology, Inc.* (Biotechnology)	120	895
Surgery Partners, Inc.* (Health Care Providers & Services)	114	7,595
Surmodics, Inc.* (Health Care Equipment & Supplies)	49	2,658
Sutro BioPharma, Inc.* (Biotechnology)	156	2,900
Sykes Enterprises, Inc.* (IT Services)	138	7,411
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	127	19,759
Syndax Pharmaceuticals, Inc.* (Biotechnology)	162	2,782
Syros Pharmaceuticals, Inc.* (Biotechnology)	207	1,128
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	81	4,050
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	69	3,588
Talaris Therapeutics, Inc.* (Biotechnology)	32	470

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 229

Common Stocks, continued

	Shares	Value
Talis Biomedical Corp.* (Health Care Equipment & Supplies)	52	$574
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	133	2,080
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	357	6,729
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	90	334
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	30	869
Tattooed Chef, Inc.*(a) (Food Products)	168	3,604
Taylor Morrison Home Corp.* (Household Durables)	452	11,942
Taysha Gene Therapies, Inc.* (Biotechnology)	80	1,696
TCR2 Therapeutics, Inc.* (Biotechnology)	110	1,805
Team, Inc.* (Commercial Services & Supplies)	95	637
TechTarget, Inc.* (Media)	92	7,129
Teekay Corp.*(a) (Oil, Gas & Consumable Fuels)	250	930
Teekay Tankers, Ltd.*—Class A (Oil, Gas & Consumable Fuels)	86	1,240
TEGNA, Inc. (Media)	797	14,953
Tejon Ranch Co.* (Real Estate Management & Development)	75	1,141
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	364	8,248
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	1,142	5,310
Telos Corp.* (Software)	62	2,109
Tenable Holdings, Inc.* (Software)	327	13,521
Tenet Healthcare Corp.* (Health Care Providers & Services)	383	25,658
Tennant Co. (Machinery)	67	5,350
Tenneco, Inc.* (Auto Components)	255	4,927
Terex Corp. (Machinery)	247	11,762
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	31	380
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	247	15,936
Tetra Tech, Inc. (Commercial Services & Supplies)	194	23,675
TETRA Technologies, Inc.* (Energy Equipment & Services)	442	1,918
Texas Capital Bancshares, Inc.* (Banks)	183	11,619
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	252	24,242
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	173	5,842
TG Therapeutics, Inc.* (Biotechnology)	462	17,921
The Andersons, Inc. (Food & Staples Retailing)	113	3,450
The Bancorp, Inc.* (Banks)	188	4,326
The Bank of Nt Butterfield & Son, Ltd. (Banks)	181	6,416
The Brink's Co. (Commercial Services & Supplies)	175	13,446
The Buckle, Inc. (Specialty Retail)	107	5,323
The Cato Corp.—Class A (Specialty Retail)	71	1,198
The Cheesecake Factory, Inc.* (Hotels, Restaurants & Leisure)	156	8,452
The Children's Place, Inc.* (Specialty Retail)	51	4,746
The Container Store Group, Inc.* (Specialty Retail)	115	1,500
The E.W. Scripps Co.—Class A (Media)	206	4,200
The Ensign Group, Inc. (Health Care Providers & Services)	189	16,381
The ExOne Co.* (Machinery)	61	1,320
The First Bancorp, Inc. (Banks)	37	1,090
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	424	3,019
The Goodyear Tire & Rubber Co.* (Auto Components)	996	17,081
The Greenbrier Cos., Inc. (Machinery)	116	5,055
The Hackett Group, Inc. (IT Services)	90	1,622
The Joint Corp.* (Health Care Providers & Services)	49	4,112
The Lovesac Co.* (Household Durables)	46	3,670
The Macerich Co. (Equity Real Estate Investment Trusts)	712	12,994
The Manitowoc Co., Inc.* (Machinery)	124	3,038
The Marcus Corp.* (Entertainment)	82	1,739
The ODP Corp.* (Specialty Retail)	176	8,450
The Pennant Group, Inc.* (Health Care Providers & Services)	92	3,763
The RealReal, Inc.* (Internet & Direct Marketing Retail)	283	5,592
The RMR Group, Inc.—Class A (Real Estate Management & Development)	55	2,125
The Shyft Group, Inc. (Machinery)	124	4,639
The Simply Good Foods Co.* (Food Products)	307	11,209
The St Joe Co. (Real Estate Management & Development)	120	5,353
TherapeuticsMD, Inc.* (Pharmaceuticals)	1,303	1,551
Theravance Biopharma, Inc.* (Pharmaceuticals)	192	2,788
Thermon Group Holdings, Inc.* (Electrical Equipment)	119	2,028
Thryv Holdings, Inc.* (Media)	23	823
Tidewater, Inc.* (Energy Equipment & Services)	146	1,759
Tilly's, Inc.—Class A (Specialty Retail)	82	1,310
TimkenSteel Corp.* (Metals & Mining)	164	2,321
Tiptree, Inc. (Insurance)	82	763
Titan International, Inc.* (Machinery)	182	1,543
Titan Machinery, Inc.* (Trading Companies & Distributors)	70	2,166
Tivity Health, Inc.* (Health Care Providers & Services)	159	4,183
Tompkins Financial Corp. (Banks)	51	3,956
Tonix Pharmaceuticals Holding Corp.* (Biotechnology)	1,177	1,306
Tootsie Roll Industries, Inc. (Food Products)	56	1,899
TowneBank (Banks)	242	7,362
TPG RE Finance Trust, Inc.—Class T (Mortgage Real Estate Investment Trusts)	216	2,905
TPI Composites, Inc.* (Electrical Equipment)	129	6,246
Transcat, Inc.* (Trading Companies & Distributors)	25	1,413
Translate Bio, Inc.* (Biotechnology)	241	6,637
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	93	3,086
TravelCenters of America, Inc.* (Specialty Retail)	45	1,316
Travere Therapeutics, Inc.* (Biotechnology)	210	3,064
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	39	1,219
Trean Insurance Group, Inc.* (Insurance)	64	965
Tredegar Corp. (Chemicals)	94	1,294

See accompanying notes to financial statements.

230 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
TreeHouse Foods, Inc.* (Food Products)	187	$8,325
Trevena, Inc.* (Biotechnology)	589	995
Tri Pointe Homes, Inc.* (Household Durables)	424	9,086
TriCo Bancshares (Banks)	99	4,215
Trillium Therapeutics, Inc.* (Biotechnology)	352	3,414
TriMas Corp.* (Machinery)	156	4,731
TriNet Group, Inc.* (Professional Services)	146	10,582
Trinity Industries, Inc. (Machinery)	313	8,417
Trinseo SA (Chemicals)	140	8,378
Triple-S Management Corp.* (Health Care Providers & Services)	82	1,826
TriState Capital Holdings, Inc.* (Banks)	104	2,121
Triton International, Ltd. (Trading Companies & Distributors)	241	12,614
Triumph Bancorp, Inc.* (Banks)	85	6,311
Triumph Group, Inc.* (Aerospace & Defense)	186	3,860
Tronox Holdings PLC — Class A (Chemicals)	413	9,251
TrueBlue, Inc.* (Professional Services)	126	3,542
TrueCar, Inc.* (Interactive Media & Services)	354	2,000
Trupanion, Inc.* (Insurance)	138	15,883
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	68	2,345
Trustmark Corp. (Banks)	227	6,992
TTEC Holdings, Inc. (IT Services)	67	6,907
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	386	5,520
Tucows, Inc.* (IT Services)	34	2,731
Tupperware Brands Corp.* (Household Durables)	179	4,251
Turning Point Brands, Inc. (Tobacco)	52	2,380
Turning Point Therapeutics, Inc.* (Biotechnology)	166	12,951
Turtle Beach Corp.* (Household Durables)	54	1,724
Tutor Perini Corp.* (Construction & Engineering)	149	2,064
Twist Bioscience Corp.* (Biotechnology)	170	22,653
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	987	7,462
U.S. Cellular Corp.* (Wireless Telecommunication Services)	55	1,997
U.S. Concrete, Inc.* (Construction Materials)	58	4,280
U.S. Ecology, Inc.* (Commercial Services & Supplies)	113	4,240
U.S. Lime & Minerals, Inc. (Construction Materials)	7	974
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	46	5,330
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	265	3,063
UFP Industries, Inc. (Building Products)	217	16,132
UFP Technologies, Inc.* (Containers & Packaging)	25	1,436
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	157	8,434
UMB Financial Corp. (Banks)	158	14,703
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	146	3,186
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	48	1,169
UniFirst Corp. (Commercial Services & Supplies)	54	12,671
Unisys Corp.* (IT Services)	236	5,973
United Bankshares, Inc. (Banks)	450	16,425
United Community Banks, Inc. (Banks)	313	10,019
United Fire Group, Inc. (Insurance)	76	2,107
United Insurance Holdings Corp. (Insurance)	73	416
United Natural Foods, Inc.* (Food & Staples Retailing)	201	7,433
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	701	7,424
Unitil Corp. (Multi-Utilities)	53	2,807
Universal Corp. (Tobacco)	87	4,956
Universal Electronics, Inc.* (Household Durables)	48	2,328
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	46	2,831
Universal Insurance Holdings, Inc. (Insurance)	98	1,360
Universal Logistics Holdings, Inc. (Road & Rail)	28	652
Univest Financial Corp. (Banks)	104	2,742
Upland Software, Inc.* (Software)	103	4,241
Upwork, Inc.* (Professional Services)	420	24,481
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	765	2,035
Urban Edge Properties (Equity Real Estate Investment Trusts)	417	7,965
Urban Outfitters, Inc.* (Specialty Retail)	247	10,181
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	652	913
UroGen Pharma, Ltd.* (Biotechnology)	70	1,069
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	107	2,074
US Xpress Enterprises, Inc.*—Class A (Road & Rail)	97	834
USANA Health Sciences, Inc.* (Personal Products)	46	4,712
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	12	1,020
Utz Brands, Inc. (Food Products)	212	4,619
Valhi, Inc. (Chemicals)	9	219
Valley National Bancorp (Banks)	1,443	19,379
Value Line, Inc. (Capital Markets)	4	124
Vanda Pharmaceuticals, Inc.* (Biotechnology)	197	4,237
Vapotherm, Inc.* (Health Care Equipment & Supplies)	82	1,938
Varex Imaging Corp.* (Health Care Equipment & Supplies)	138	3,701
Varonis Systems, Inc.* (Software)	382	22,010
Vaxart, Inc.*(a) (Biotechnology)	430	3,221
Vaxcyte, Inc.* (Pharmaceuticals)	143	3,219
VBI Vaccines, Inc.* (Biotechnology)	671	2,248
Vector Group, Ltd. (Tobacco)	517	7,311
Vectrus, Inc.* (Aerospace & Defense)	42	1,999
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	179	4,303
Velocity Financial, Inc.* (Thrifts & Mortgage Finance)	31	387
Velodyne Lidar, Inc.*(a) (Electronic Equipment, Instruments & Components)	255	2,713
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	93	1,152
Veracyte, Inc.* (Biotechnology)	243	9,715
Verastem, Inc.* (Biotechnology)	621	2,527
Vericel Corp.* (Biotechnology)	167	8,768
Verint Systems, Inc.* (Software)	232	10,456

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 231

Common Stocks, continued

	Shares	Value
Veritex Holdings, Inc. (Banks)	171	$6,055
Veritiv Corp.* (Trading Companies & Distributors)	55	3,378
Veritone, Inc.* (Software)	102	2,010
Verra Mobility Corp.*—Class C (IT Services)	483	7,424
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	47	531
Verso Corp.—Class A (Paper & Forest Products)	108	1,912
Veru, Inc.* (Personal Products)	228	1,840
Viad Corp.* (Commercial Services & Supplies)	73	3,639
Viant Technology, Inc.*—Class A (Software)	39	1,161
Viavi Solutions, Inc.* (Communications Equipment)	824	14,553
Vicor Corp.* (Electrical Equipment)	76	8,036
Viemed Healthcare, Inc.* (Health Care Providers & Services)	128	915
View, Inc.*(a) (Building Products)	305	2,586
ViewRay, Inc.* (Health Care Equipment & Supplies)	491	3,241
Viking Therapeutics, Inc.* (Biotechnology)	246	1,474
Village Super Market, Inc.—Class A (Food & Staples Retailing)	31	729
Vincerx Pharma, Inc.* (Biotechnology)	17	221
Vine Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	74	1,154
Vir Biotechnology, Inc.* (Biotechnology)	217	10,260
Viracta Therapeutics, Inc.* (Biotechnology)	131	1,486
VirnetX Holding Corp.* (Software)	228	974
Virtus Investment Partners, Inc. (Capital Markets)	26	7,222
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	480	10,824
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	45	1,532
Vista Outdoor, Inc.* (Leisure Products)	211	9,765
VistaGen Therapeutics, Inc.* (Biotechnology)	689	2,170
Visteon Corp.* (Auto Components)	100	12,094
Vital Farms, Inc.* (Food Products)	88	1,756
Vivint Smart Home, Inc.* (Diversified Consumer Services)	330	4,356
Vocera Communications, Inc.* (Health Care Technology)	123	4,902
Vonage Holdings Corp.* (Diversified Telecommunication Services)	871	12,551
Vor BioPharma, Inc.* (Biotechnology)	41	765
VOXX International Corp.* (Auto Components)	56	785
VSE Corp. (Commercial Services & Supplies)	38	1,881
Vuzix Corp.* (Household Durables)	211	3,872
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	338	1,639
Wabash National Corp. (Machinery)	185	2,960
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	105	10,960
Warrior Met Coal, Inc. (Metals & Mining)	185	3,182
Washington Federal, Inc. (Thrifts & Mortgage Finance)	260	8,263
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	305	7,015
Washington Trust Bancorp, Inc. (Banks)	62	3,184
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	78	1,533
Watford Holdings, Ltd.* (Insurance)	64	2,239
Watts Water Technologies, Inc.—Class A (Machinery)	99	14,445
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	135	899
WD-40 Co. (Household Products)	49	12,558
Weis Markets, Inc. (Food & Staples Retailing)	59	3,048
Welbilt, Inc.* (Machinery)	471	10,904
Werewolf Therapeutics, Inc.* (Biotechnology)	27	471
Werner Enterprises, Inc. (Road & Rail)	226	10,062
WesBanco, Inc. (Banks)	235	8,373
WESCO International, Inc.* (Trading Companies & Distributors)	160	16,452
West Bancorp, Inc. (Banks)	58	1,610
Westamerica Bancorp (Banks)	94	5,455
Whitestone REIT (Equity Real Estate Investment Trusts)	144	1,188
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	142	7,746
Whole Earth Brands, Inc.* (Food Products)	135	1,958
WideOpenWest, Inc.* (Media)	189	3,914
Willdan Group, Inc.* (Professional Services)	39	1,468
Willis Lease Finance Corp.* (Trading Companies & Distributors)	10	429
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	673	18,757
Wingstop, Inc. (Hotels, Restaurants & Leisure)	108	17,024
Winmark Corp. (Specialty Retail)	13	2,497
Winnebago Industries, Inc. (Automobiles)	117	7,951
WisdomTree Investments, Inc. (Capital Markets)	500	3,100
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	293	9,857
Workhorse Group, Inc.* (Auto Components)	445	7,383
Workiva, Inc.* (Software)	151	16,811
World Acceptance Corp.* (Consumer Finance)	16	2,564
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	225	7,139
Worthington Industries, Inc. (Metals & Mining)	125	7,648
WSFS Financial Corp. (Thrifts & Mortgage Finance)	169	7,874
WW International, Inc.* (Diversified Consumer Services)	190	6,867
XBiotech, Inc.* (Biotechnology)	54	894
Xencor, Inc.* (Biotechnology)	204	7,036
Xenia Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	411	7,698
XL Fleet Corp.*(a) (Auto Components)	138	1,150
XOMA Corp.* (Biotechnology)	22	748
XPEL, Inc.* (Auto Components)	65	5,452
Xperi Holding Corp. (Software)	378	8,407
Yellow Corp.* (Road & Rail)	181	1,178
Yelp, Inc.* (Interactive Media & Services)	261	10,429
Yext, Inc.* (Software)	400	5,716
Y-mAbs Therapeutics, Inc.* (Biotechnology)	126	4,259
York Water Co. (Water Utilities)	47	2,129
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	120	6,384
ZIOPHARM Oncology, Inc.* (Biotechnology)	755	1,993
Zix Corp.* (Software)	193	1,361
Zogenix, Inc.* (Pharmaceuticals)	202	3,491

See accompanying notes to financial statements.

232  :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Zumiez, Inc.* (Specialty Retail)	79	$3,870
Zuora, Inc.*—Class A (Software)	378	6,521
Zymergen, Inc.* (Chemicals)	67	2,681
Zynex, Inc.* (Health Care Equipment & Supplies)	70	1,087
TOTAL COMMON STOCKS (Cost $7,708,897)		10,902,329

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	250	$—
TOTAL TRUST (Cost $—)		—

Contingent Escrow Shares (0.0%)

	Shares	Value
Wright Medical Group, Inc.*+(b) (Health Care Equipment & Supplies)	385	$—
TOTAL CONTINGENT ESCROW SHARES (Cost $—)		—

Repurchase Agreements(c)(d) (52.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $11,865,000	$11,865,000	$11,865,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,865,000)		11,865,000

Collateral for Securities Loaned(e) (0.7%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(f)	167,163	$167,163
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $167,163)		167,163
TOTAL INVESTMENT SECURITIES (Cost $19,741,060)—101.2%		22,934,492
Net other assets (liabilities)—(1.2)%		(271,819)
NET ASSETS—100.0%		$22,662,673

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of June 30, 2021, these securities represented less than 0.00% of the net assets of the Fund.
(a)	All or part of this security was on loan as of June 30, 2021. The total value of securities on loan as of June 30, 2021 was $158,649.
(b)	On November 12, 2020, Stryker Corp. acquired Wright Medical Group. As part of the acquisition, $1.85 per acquired share was allocated 1:1 to Escrow Shares, contingent on whether the $1.85 per share is determined to be payable to the Dutch Government; otherwise, the value of the Escrow Shares will be remitted to pre-acquisition shareholders of Wright Medical Group.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2021, the aggregate amount held in a segregated account was $1,981,000.
(d)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	Securities were purchased with cash collateral held from securities on loan at June 30, 2021.
(f)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2021.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	7/27/21	0.34%	$1,268,492	$(6,053)
Russell 2000 Index	UBS AG	7/27/21	0.09%	10,487,586	(49,897)
				$11,756,078	$(55,950)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 233

ProFund VP Small-Cap invested in the following industries as of June 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$77,154	0.3%
Air Freight & Logistics	32,576	0.1%
Airlines	39,172	0.2%
Auto Components	147,076	0.6%
Automobiles	28,002	0.1%
Banks	839,196	3.6%
Beverages	38,946	0.2%
Biotechnology	1,107,112	4.9%
Building Products	127,536	0.6%
Capital Markets	165,109	0.7%
Chemicals	201,370	1.0%
Commercial Services & Supplies	196,496	0.9%
Communications Equipment	89,629	0.4%
Construction & Engineering	141,749	0.6%
Construction Materials	22,464	0.1%
Consumer Finance	79,579	0.4%
Containers & Packaging	25,817	0.1%
Distributors	9,532	NM
Diversified Consumer Services	65,156	0.3%
Diversified Financial Services	16,071	0.1%
Diversified Telecommunication Services	75,614	0.3%
Electric Utilities	60,640	0.2%
Electrical Equipment	111,480	0.5%
Electronic Equipment, Instruments & Components	238,764	1.1%
Energy Equipment & Services	96,525	0.4%
Entertainment	126,811	0.6%
Equity Real Estate Investment Trusts	658,214	2.9%
Food & Staples Retailing	93,321	0.4%
Food Products	109,561	0.5%
Gas Utilities	87,723	0.3%
Health Care Equipment & Supplies	402,584	1.8%
Health Care Providers & Services	329,931	1.5%
Health Care Technology	155,582	0.7%
Hotels, Restaurants & Leisure	251,467	1.2%
Household Durables	203,893	0.9%
Household Products	32,642	0.1%
Independent Power and Renewable Electricity Producers	34,024	0.2%
Industrial Conglomerates	7,405	NM
Insurance	206,968	0.9%
Interactive Media & Services	39,658	0.2%
Internet & Direct Marketing Retail	97,947	0.4%
IT Services	201,805	0.9%
Leisure Products	74,984	0.3%
Life Sciences Tools & Services	116,763	0.5%
Machinery	422,064	1.9%
Marine	16,568	0.1%
Media	130,249	0.5%
Metals & Mining	140,303	0.6%
Mortgage Real Estate Investment Trusts	136,193	0.6%
Multiline Retail	33,874	0.1%
Multi-Utilities	39,393	0.2%
Oil, Gas & Consumable Fuels	377,833	1.7%
Paper & Forest Products	31,630	0.1%
Personal Products	56,077	0.2%
Pharmaceuticals	186,943	0.8%
Professional Services	140,950	0.6%
Real Estate Management & Development	93,587	0.4%
Road & Rail	61,197	0.3%
Semiconductors & Semiconductor Equipment	310,883	1.4%
Software	658,487	2.8%
Specialty Retail	290,759	1.4%
Technology Hardware, Storage & Peripherals	37,297	0.2%
Textiles, Apparel & Luxury Goods	81,895	0.4%
Thrifts & Mortgage Finance	176,290	0.8%
Tobacco	17,166	0.1%
Trading Companies & Distributors	129,297	0.6%
Transportation Infrastructure	10,180	NM
Water Utilities	38,056	0.2%
Wireless Telecommunication Services	21,110	0.1%
Other**	11,760,344	51.9%
Total	$22,662,673	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

234 :: ProFund VP Small-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$19,741,060
Securities, at value(a)	11,069,492
Repurchase agreements, at value	11,865,000
Total Investment Securities, at value	22,934,492
Cash	3,308
Segregated cash balances for swap agreements with custodian	938
Dividends receivable	7,804
Receivable for capital shares issued	464
Receivable for investments sold	8,030
Prepaid expenses	360
TOTAL ASSETS	22,955,396
LIABILITIES:
Payable for investments purchased	2,193
Payable for capital shares redeemed	5,287
Payable for collateral for securities loaned	167,163
Unrealized depreciation on swap agreements	55,950
Advisory fees payable	13,368
Management services fees payable	1,782
Administration fees payable	1,348
Administrative services fees payable	12,102
Distribution fees payable	13,276
Transfer agency fees payable	2,198
Fund accounting fees payable	1,355
Compliance services fees payable	172
Other accrued expenses	16,529
TOTAL LIABILITIES	292,723
NET ASSETS	$22,662,673
NET ASSETS CONSIST OF:
Capital	$17,521,206
Total distributable earnings (loss)	5,141,467
NET ASSETS	$22,662,673
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	507,819
Net Asset Value (offering and redemption price per share)	$44.63
(a) Includes securities on loan valued at:	$158,649

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Dividends	$47,784
Interest	177
Foreign tax withholding	(78)
Income from securities lending	676
TOTAL INVESTMENT INCOME	48,559
EXPENSES:
Advisory fees	79,880
Management services fees	10,651
Administration fees	8,289
Transfer agency fees	6,846
Administrative services fees	23,896
Distribution fees	26,627
Custody fees	1,733
Fund accounting fees	8,362
Trustee fees	267
Compliance services fees	115
Other fees	15,742
Total Gross Expenses before reductions	182,408
Expenses reduced and reimbursed by the Advisor	(3,477)
TOTAL NET EXPENSES	178,931
NET INVESTMENT INCOME (LOSS)	(130,372)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	533,482
Net realized gains (losses) on swap agreements	1,617,321
Change in net unrealized appreciation/depreciation on investment securities	728,036
Change in net unrealized appreciation/depreciation on swap agreements	70,782
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,949,621
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,819,249

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 235

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(130,372)	$(88,561)
Net realized gains (losses) on investments	2,150,803	857,468
Change in net unrealized appreciation/depreciation on investments	798,818	773,376
Change in net assets resulting from operations	2,819,249	1,542,283
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(767,607)	(377,359)
Change in net assets resulting from distributions	(767,607)	(377,359)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	23,381,337	26,159,780
Distributions reinvested	767,607	377,359
Value of shares redeemed	(21,923,342)	(25,391,616)
Change in net assets resulting from capital transactions	2,225,602	1,145,523
Change in net assets	4,277,244	2,310,447
NET ASSETS:
Beginning of period	18,385,429	16,074,982
End of period	$22,662,673	$18,385,429
SHARE TRANSACTIONS:
Issued	529,045	799,907
Reinvested	18,600	11,716
Redeemed	(501,492)	(804,043)
Change in shares	46,153	7,580

See accompanying notes to financial statements.

236 :: ProFund VP Small-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016
Net Asset Value, Beginning of Period	$39.82	$35.40	$28.64	$35.03	$35.32	$29.58

Investment Activities:
Net investment income (loss)(a)	(0.27)	(0.28)	0.01	(0.04)	(0.29)	(0.29)
Net realized and unrealized gains (losses) on investments	6.75	6.01	6.75	(3.99)	4.63	6.03
Total income (loss) from investment activities	6.48	5.73	6.76	(4.03)	4.34	5.74

Distributions to Shareholders From:
Net investment income	—	(0.02)	—	—	—	—
Net realized gains on investments	(1.67)	(1.29)	—	(2.36)	(4.63)	—
Total distributions	(1.67)	(1.31)	—	(2.36)	(4.63)	—

Net Asset Value, End of Period	$44.63	$39.82	$35.40	$28.64	$35.03	$35.32

Total Return(b)	16.62%	17.06%	23.60%	(12.89)%	12.43%	19.44%

Ratios to Average Net Assets:
Gross expenses(c)	1.71%	1.82%	1.74%	1.76%	1.72%	1.76%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(1.22)%	(0.85)%	0.03%	(0.10)%	(0.81)%	(0.94)%

Supplemental Data:
Net assets, end of period (000's)	$22,663	$18,385	$16,075	$10,303	$14,191	$21,225
Portfolio turnover rate(b)(d)	18%	26%	22%	18%	12%	14%

(a)    Per share net investment income (loss) has been calculated using the average daily shares method.

(b)    Not annualized for periods less than one year.

(c)    Annualized for periods less than one year.

(d)    Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 237

Investment Objective: The ProFund VP Small-Cap Growth seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Growth Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Omnicell, Inc.	1.3%
GameStop Corp.	1.1%
Saia, Inc.	1.1%
NeoGenomics, Inc.	1.1%
Chart Industries, Inc.	1.1%

S&P SmallCap 600® Growth Index – Composition

% of Index
Information Technology	22%
Health Care	18%
Industrials	17%
Consumer Discretionary	15%
Financials	10%
Real Estate	5%
Consumer Staples	5%
Materials	4%
Energy	2%
Communication Services	1%
Utilities	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.5%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	3,303	$132,021
8x8, Inc.* (Software)	6,176	171,446
AAON, Inc. (Building Products)	2,298	143,831
Addus Homecare Corp.* (Health Care Providers & Services)	849	74,067
Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment)	2,159	243,341
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	1,883	90,930
AeroVironment, Inc.* (Aerospace & Defense)	1,262	126,389
Agilysys, Inc.* (Software)	1,155	65,685
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,912	134,777
Alamo Group, Inc. (Machinery)	557	85,043
Alarm.com Holdings, Inc.* (Software)	2,543	215,392
Albany International Corp.—Class A (Machinery)	863	77,031
Allegiant Travel Co.* (Airlines)	361	70,034
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	7,933	146,840
Ambac Financial Group, Inc.* (Insurance)	881	13,796
American Public Education, Inc.* (Diversified Consumer Services)	588	16,664
American States Water Co. (Water Utilities)	1,120	89,107
American Vanguard Corp. (Chemicals)	685	11,994
American Woodmark Corp.* (Building Products)	507	41,417
America's Car-Mart, Inc.* (Specialty Retail)	221	31,320
AMERISAFE, Inc. (Insurance)	402	23,995
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	1,672	162,150
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,340	27,014
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	751	20,375
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	201	7,045
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	323	13,983
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	468	29,395
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	1,333	121,383
Arconic Corp.* (Metals & Mining)	3,081	109,746
Arcosa, Inc. (Construction & Engineering)	1,462	85,878
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	4,563	30,892
Astec Industries, Inc. (Machinery)	780	49,093
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	2,701	98,235
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,227	49,595
Axos Financial, Inc.*—Class I (Thrifts & Mortgage Finance)	2,896	134,345
AZZ, Inc. (Electrical Equipment)	787	40,751
B Riley Financial, Inc. (Capital Markets)	676	51,038
B&G Foods, Inc.(a)—Class A (Food Products)	3,639	119,359
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	1,640	160,916
Balchem Corp. (Chemicals)	1,824	239,419
BancFirst Corp. (Banks)	514	32,089
Berkshire Hills Bancorp, Inc. (Banks)	920	25,217
Big Lots, Inc. (Multiline Retail)	1,795	118,488
Blucora, Inc.* (Capital Markets)	1,197	20,720
Bonanza Creek Energy, Inc. (Oil, Gas & Consumable Fuels)	1,071	50,412
Boot Barn Holdings, Inc.* (Specialty Retail)	986	82,873
Bottomline Technologies, Inc.* (Software)	1,326	49,168

See accompanying notes to financial statements.

238 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Brady Corp.—Class A (Commercial Services & Supplies)	1,063	$59,571
Brightsphere Investment Group, Inc. (Capital Markets)	3,344	78,350
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	1,388	85,848
CalAmp Corp.* (Communications Equipment)	791	10,062
Calavo Growers, Inc. (Food Products)	383	24,290
California Water Service Group (Water Utilities)	1,686	93,641
Cal-Maine Foods, Inc. (Food Products)	1,241	44,937
Cara Therapeutics, Inc.* (Biotechnology)	1,618	23,089
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	1,151	49,090
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	2,774	64,440
Cavco Industries, Inc.* (Household Durables)	279	61,991
Celsius Holdings, Inc.* (Beverages)	1,847	140,538
Centerspace (Equity Real Estate Investment Trusts)	416	32,822
Central Garden & Pet Co.* (Household Products)	334	17,679
Central Garden & Pet Co.*—Class A (Household Products)	1,361	65,736
Century Aluminum Co.* (Metals & Mining)	1,696	21,861
Century Communities, Inc. (Household Durables)	1,649	109,724
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	1,283	60,686
Chart Industries, Inc.* (Machinery)	1,999	292,494
Chesapeake Utilities Corp. (Gas Utilities)	503	60,526
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	2,861	44,117
CIRCOR International, Inc.* (Machinery)	410	13,366
City Holding Co. (Banks)	405	30,472
Coca-Cola Consolidated, Inc. (Beverages)	113	45,441
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	1,498	115,181
Coherus Biosciences, Inc.* (Biotechnology)	3,743	51,766
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	2,722	100,142
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	1,981	46,831
Comfort Systems USA, Inc. (Construction & Engineering)	2,040	160,731
Community Bank System, Inc. (Banks)	1,421	107,499
Community Health Systems, Inc.* (Health Care Providers & Services)	6,980	107,771
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	1,289	61,176
Computer Programs & Systems, Inc. (Health Care Technology)	339	11,265
CONMED Corp. (Health Care Equipment & Supplies)	916	125,886
Corcept Therapeutics, Inc.* (Pharmaceuticals)	5,899	129,778
Core Laboratories N.V. (Energy Equipment & Services)	1,042	40,586
CorVel Corp.* (Health Care Providers & Services)	327	43,916
Covetrus, Inc.* (Health Care Providers & Services)	3,362	90,774
CryoLife, Inc.* (Health Care Equipment & Supplies)	1,165	33,086
CSG Systems International, Inc. (IT Services)	924	43,594
CTS Corp. (Electronic Equipment, Instruments & Components)	963	35,785
Cutera, Inc.* (Health Care Equipment & Supplies)	440	21,573
CVB Financial Corp. (Banks)	2,943	60,596
Cytokinetics, Inc.* (Biotechnology)	4,031	79,773
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	2,065	26,515
Digi International, Inc.* (Communications Equipment)	1,105	22,222
Dine Brands Global, Inc.* (Hotels, Restaurants & Leisure)	965	86,126
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	2,382	190,012
DMC Global, Inc.* (Machinery)	1,052	59,133
Donnelley Financial Solutions, Inc.* (Capital Markets)	735	24,255
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	868	12,256
Dorman Products, Inc.* (Auto Components)	1,604	166,287
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	657	9,724
Eagle Pharmaceuticals, Inc.* (Biotechnology)	235	10,058
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	2,026	42,708
Ebix, Inc. (Software)	1,321	44,782
Echo Global Logistics, Inc.* (Air Freight & Logistics)	764	23,485
eHealth, Inc.* (Insurance)	1,470	85,848
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	553	10,114
elf Beauty, Inc.* (Personal Products)	1,133	30,750
Enanta Pharmaceuticals, Inc.* (Biotechnology)	424	18,660
Endo International PLC* (Pharmaceuticals)	7,980	37,346
Enerpac Tool Group Corp. (Machinery)	1,385	36,869
ESCO Technologies, Inc. (Machinery)	864	81,052
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	6,603	178,545
EVERTEC, Inc. (IT Services)	3,366	146,926
ExlService Holdings, Inc.* (IT Services)	1,880	199,770
Exponent, Inc. (Professional Services)	2,930	261,385
Extreme Networks, Inc.* (Communications Equipment)	3,113	34,741
Fabrinet* (Electronic Equipment, Instruments & Components)	1,285	123,193
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	592	46,040
Federal Signal Corp. (Machinery)	3,406	137,023
Ferro Corp.* (Chemicals)	1,626	35,073
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	1,600	67,632
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	4,362	159,039
Forrester Research, Inc.* (Professional Services)	623	28,533
Forward Air Corp. (Air Freight & Logistics)	1,536	137,856
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,437	20,520

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 239

Common Stocks, continued

	Shares	Value
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	2,397	$66,181
Franklin Electric Co., Inc. (Machinery)	2,167	174,704
Fulgent Genetics, Inc.* (Health Care Providers & Services)	992	91,492
FutureFuel Corp. (Chemicals)	608	5,837
GameStop Corp.*—Class A (Specialty Retail)	1,467	314,144
GCP Applied Technologies, Inc.* (Chemicals)	1,413	32,866
Gentherm, Inc.* (Auto Components)	1,228	87,249
Getty Realty Corp. (Equity Real Estate Investment Trusts)	985	30,683
Gibraltar Industries, Inc.* (Building Products)	1,835	140,029
Glaukos Corp.* (Health Care Equipment & Supplies)	1,662	140,987
Great Western Bancorp, Inc. (Banks)	1,054	34,561
Green Dot Corp.*—Class A (Consumer Finance)	3,059	143,314
Greenhill & Co., Inc. (Capital Markets)	493	7,671
H.B. Fuller Co. (Chemicals)	1,498	95,288
Hanger, Inc.* (Health Care Providers & Services)	1,320	33,370
Harmonic, Inc.* (Communications Equipment)	2,724	23,208
Haverty Furniture Cos., Inc. (Specialty Retail)	428	18,301
Hawkins, Inc. (Chemicals)	586	19,192
HCI Group, Inc. (Insurance)	368	36,590
HealthStream, Inc.* (Health Care Technology)	539	15,060
Heartland Express, Inc. (Road & Rail)	1,342	22,988
Heska Corp.* (Health Care Equipment & Supplies)	557	127,960
Hibbett, Inc.* (Specialty Retail)	911	81,653
Hillenbrand, Inc. (Machinery)	2,791	123,027
Hilltop Holdings, Inc. (Banks)	1,280	46,592
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	789	42,448
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,813	51,281
Independent Bank Corp. (Banks)	668	50,434
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	1,651	43,157
Innospec, Inc. (Chemicals)	525	47,570
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	1,345	256,921
Innoviva, Inc.* (Pharmaceuticals)	3,532	47,364
Inogen, Inc.* (Health Care Equipment & Supplies)	438	28,544
Installed Building Products, Inc. (Household Durables)	1,269	155,275
Insteel Industries, Inc. (Building Products)	446	14,339
Integer Holdings Corp.* (Health Care Equipment & Supplies)	741	69,802
Inter Parfums, Inc. (Personal Products)	438	31,536
Invesco Mortgage Capital, Inc.(a) (Mortgage Real Estate Investment Trusts)	5,906	23,033
iRobot Corp.* (Household Durables)	1,579	147,463
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,318	131,773
J & J Snack Foods Corp. (Food Products)	364	63,485
James River Group Holdings, Ltd. (Insurance)	839	31,479
John Bean Technologies Corp. (Machinery)	1,089	155,313
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	1,196	67,466
Korn Ferry (Professional Services)	1,214	88,076
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	1,708	104,530
La-Z-Boy, Inc. (Household Durables)	1,327	49,152
LCI Industries (Auto Components)	1,419	186,485
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	961	58,640
Lexington Realty Trust (Equity Real Estate Investment Trusts)	5,615	67,099
LGI Homes, Inc.* (Household Durables)	1,233	199,672
Lindsay Corp. (Machinery)	368	60,823
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	1,002	25,501
Livent Corp.* (Chemicals)	8,945	173,175
LivePerson, Inc.* (Software)	3,603	227,853
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	863	33,131
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	1,631	34,414
Luminex Corp. (Life Sciences Tools & Services)	2,473	91,006
Lydall, Inc.* (Machinery)	442	26,750
M.D.C Holdings, Inc. (Household Durables)	1,841	93,155
ManTech International Corp.—Class A (IT Services)	1,047	90,607
Marcus & Millichap, Inc.* (Real Estate Management & Development)	623	24,216
MarineMax, Inc.* (Specialty Retail)	1,245	60,681
Marten Transport, Ltd. (Road & Rail)	3,302	54,450
Matador Resources Co. (Oil, Gas & Consumable Fuels)	2,653	95,535
Materion Corp. (Metals & Mining)	435	32,777
Matson, Inc. (Marine)	2,442	156,288
MAX Holdings, Inc. (Real Estate Management & Development)	446	14,865
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	3,855	163,799
Medifast, Inc. (Personal Products)	661	187,050
MEDNAX, Inc.* (Health Care Providers & Services)	1,888	56,923
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	2,435	54,008
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	2,770	179,108
Meritage Homes Corp.* (Household Durables)	2,128	200,203
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	275	74,572
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	1,005	50,883
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	886	43,600
MGP Ingredients, Inc. (Beverages)	392	26,515
MicroStrategy, Inc.*—Class A (Software)	437	290,386
ModivCare, Inc.* (Health Care Providers & Services)	686	116,668
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	372	24,615
Moog, Inc.—Class A (Aerospace & Defense)	625	52,538

See accompanying notes to financial statements.

240 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	3,824	$126,421
Mueller Industries, Inc. (Machinery)	1,284	55,610
Myers Industries, Inc. (Containers & Packaging)	790	16,590
MYR Group, Inc.* (Construction & Engineering)	529	48,097
National Bank Holdings Corp. (Banks)	1,090	41,137
National Beverage Corp. (Beverages)	1,309	61,824
NeoGenomics, Inc.* (Life Sciences Tools & Services)	6,627	299,342
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	724	39,806
NextGen Healthcare, Inc.* (Health Care Technology)	1,468	24,354
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	4,810	108,129
Omnicell, Inc.* (Health Care Technology)	2,428	367,720
OneSpan, Inc.* (Software)	1,901	48,552
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	2,756	201,298
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	2,585	26,212
Organogenesis Holdings, Inc.* (Biotechnology)	1,769	29,401
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	396	15,884
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	498	50,617
Owens & Minor, Inc. (Health Care Providers & Services)	2,196	92,957
Pacira BioSciences, Inc.* (Pharmaceuticals)	2,474	150,123
Palomar Holdings, Inc.* (Insurance)	1,222	92,213
Park Aerospace Corp. (Aerospace & Defense)	409	6,094
Park National Corp. (Banks)	439	51,547
Patrick Industries, Inc. (Building Products)	1,256	91,688
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	1,012	18,398
Perdoceo Education Corp.* (Diversified Consumer Services)	1,740	21,350
Perficient, Inc.* (IT Services)	1,858	149,420
PetMed Express, Inc. (Internet & Direct Marketing Retail)	1,140	36,309
PGT Innovations, Inc.* (Building Products)	3,346	77,728
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,745	23,051
Piper Sandler Cos. (Capital Markets)	503	65,169
Plantronics, Inc.* (Communications Equipment)	1,391	58,046
Plexus Corp.* (Electronic Equipment, Instruments & Components)	916	83,732
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	3,409	279,742
PRA Group, Inc.* (Consumer Finance)	2,574	99,022
PriceSmart, Inc. (Food & Staples Retailing)	578	52,604
Progress Software Corp. (Software)	1,608	74,370
Proto Labs, Inc.* (Machinery)	1,557	142,933
Quaker Chemical Corp. (Chemicals)	743	176,232
QuinStreet, Inc.* (Interactive Media & Services)	2,772	51,504
RadNet, Inc.* (Health Care Providers & Services)	1,204	40,563
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	2,655	62,950
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	8,302	139,142
Raven Industries, Inc. (Industrial Conglomerates)	848	49,057
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,344	28,292
REGENXBIO, Inc.* (Biotechnology)	1,959	76,107
Regis Corp.* (Diversified Consumer Services)	476	4,455
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	2,670	166,447
Rent-A-Center, Inc. (Specialty Retail)	3,353	177,945
Rogers Corp.* (Electronic Equipment, Instruments & Components)	558	112,046
Ruth's Hospitality Group, Inc.* (Hotels, Restaurants & Leisure)	665	15,315
Safehold, Inc. (Equity Real Estate Investment Trusts)	808	63,428
Saia, Inc.* (Road & Rail)	1,480	310,046
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	297	13,499
Select Medical Holdings Corp. (Health Care Providers & Services)	3,091	130,626
Selectquote, Inc.* (Insurance)	1,659	31,952
ServisFirst Bancshares, Inc. (Banks)	2,648	180,011
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,044	218,749
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	1,825	88,531
Shutterstock, Inc. (Internet & Direct Marketing Retail)	1,254	123,105
Simulations Plus, Inc. (Health Care Technology)	860	47,223
Sleep Number Corp.* (Specialty Retail)	1,374	151,071
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	20,818	118,038
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	4,991	18,716
SPS Commerce, Inc.* (Software)	2,015	201,198
SPX Corp.* (Machinery)	1,476	90,154
SPX FLOW, Inc. (Machinery)	901	58,781
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	1,029	206,098
Stepan Co. (Chemicals)	649	78,055
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,687	73,824
StoneX Group, Inc.* (Capital Markets)	936	56,787
Sturm Ruger & Co., Inc. (Leisure Products)	613	55,158
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	2,978	91,693
Surmodics, Inc.* (Health Care Equipment & Supplies)	499	27,071
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	1,271	63,550
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	1,104	57,408
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,983	37,380
TechTarget, Inc.* (Media)	1,330	103,062
Tennant Co. (Machinery)	482	38,488
The Bancorp, Inc.* (Banks)	1,489	34,262
The Buckle, Inc. (Specialty Retail)	665	33,084

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 241

Common Stocks, continued

	Shares	Value
The Cheesecake Factory, Inc.* (Hotels, Restaurants & Leisure)	905	$49,033
The Ensign Group, Inc. (Health Care Providers & Services)	2,905	251,775
The Joint Corp.* (Health Care Providers & Services)	742	62,269
The Pennant Group, Inc.* (Health Care Providers & Services)	1,432	58,569
The Simply Good Foods Co.* (Food Products)	2,131	77,803
The St Joe Co. (Real Estate Management & Development)	1,751	78,112
Titan International, Inc.* (Machinery)	1,275	10,812
Tivity Health, Inc.* (Health Care Providers & Services)	1,406	36,992
Triumph Bancorp, Inc.* (Banks)	1,273	94,520
Triumph Group, Inc.* (Aerospace & Defense)	1,200	24,900
Trupanion, Inc.* (Insurance)	1,890	217,540
TTEC Holdings, Inc. (IT Services)	1,026	105,770
Tupperware Brands Corp.* (Household Durables)	2,791	66,286
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	4,453	33,665
U.S. Ecology, Inc.* (Commercial Services & Supplies)	691	25,926
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	399	46,232
UFP Industries, Inc. (Building Products)	1,773	131,805
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	2,461	132,205
UniFirst Corp. (Commercial Services & Supplies)	446	104,649
Unisys Corp.* (IT Services)	1,657	41,939
United Natural Foods, Inc.* (Food & Staples Retailing)	1,676	61,978
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	8,395	88,903
Universal Electronics, Inc.* (Household Durables)	317	15,375
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	331	20,373
USANA Health Sciences, Inc.* (Personal Products)	415	42,508
Vanda Pharmaceuticals, Inc.* (Biotechnology)	1,592	34,244
Vector Group, Ltd. (Tobacco)	3,595	50,833
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,551	37,286
Vericel Corp.* (Biotechnology)	2,606	136,816
Viad Corp.* (Commercial Services & Supplies)	473	23,579
Viavi Solutions, Inc.* (Communications Equipment)	12,850	226,931
Vicor Corp.* (Electrical Equipment)	1,196	126,465
Virtus Investment Partners, Inc. (Capital Markets)	404	112,219
Vista Outdoor, Inc.* (Leisure Products)	3,241	149,993
Vonage Holdings Corp.* (Diversified Telecommunication Services)	13,280	191,364
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	1,660	173,272
Watts Water Technologies, Inc.—Class A (Machinery)	1,006	146,785
WD-40 Co. (Household Products)	771	197,600
Westamerica Bancorp (Banks)	695	40,331
Winnebago Industries, Inc. (Automobiles)	963	65,445
WisdomTree Investments, Inc. (Capital Markets)	2,645	16,399
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,769	59,509
World Acceptance Corp.* (Consumer Finance)	151	24,196
Xencor, Inc.* (Biotechnology)	3,272	112,851
Xperi Holding Corp. (Software)	3,714	82,599
Zumiez, Inc.* (Specialty Retail)	665	32,578
Zynex, Inc.* (Health Care Equipment & Supplies)	1,096	17,021
TOTAL COMMON STOCKS (Cost $17,160,077)		27,535,884

Repurchase Agreements(b) (0.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $186,000	$186,000	$186,000
TOTAL REPURCHASE AGREEMENTS (Cost $186,000)		186,000

Collateral for Securities Loaned(c) (0.5%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(d)	130,785	$130,785
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $130,785)		130,785
TOTAL INVESTMENT SECURITIES (Cost $17,476,862)—100.7%		27,852,669
Net other assets (liabilities)—(0.7)%		(188,007)
NET ASSETS—100.0%		$27,664,662

*     Non-income producing security.

(a)   All or part of this security was on loan as of June 30, 2021. The total value of securities on loan as of June 30, 2021 was $127,965.

(b)   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)   Securities were purchased with cash collateral held from securities on loan at June 30, 2021.

(d)   Rate periodically changes. Rate disclosed is the daily yield on June 30, 2021.

See accompanying notes to financial statements.

242 :: ProFund VP Small-Cap Growth :: Financial Statements

ProFund VP Small-Cap Growth invested in the following industries as of June 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$300,851	1.1%
Air Freight & Logistics	161,341	0.6%
Airlines	70,034	0.3%
Auto Components	440,021	1.6%
Automobiles	65,445	0.2%
Banks	829,268	2.9%
Beverages	274,318	1.0%
Biotechnology	591,481	2.1%
Building Products	640,837	2.3%
Capital Markets	432,608	1.6%
Chemicals	914,701	3.3%
Commercial Services & Supplies	213,725	0.8%
Communications Equipment	375,210	1.4%
Construction & Engineering	294,706	1.1%
Consumer Finance	266,532	1.0%
Containers & Packaging	16,590	0.1%
Diversified Consumer Services	42,469	0.2%
Diversified Telecommunication Services	350,662	1.2%
Electrical Equipment	167,216	0.6%
Electronic Equipment, Instruments & Components	893,166	3.2%
Energy Equipment & Services	40,586	0.1%
Equity Real Estate Investment Trusts	1,147,765	4.1%
Food & Staples Retailing	114,582	0.4%
Food Products	329,874	1.2%
Gas Utilities	60,526	0.2%
Health Care Equipment & Supplies	1,164,873	4.3%
Health Care Providers & Services	1,526,509	5.6%
Health Care Technology	676,012	2.4%
Hotels, Restaurants & Leisure	489,800	1.8%
Household Durables	1,098,296	4.0%
Household Products	281,015	1.0%
Industrial Conglomerates	49,057	0.2%
Insurance	533,413	1.9%
Interactive Media & Services	51,504	0.2%
Internet & Direct Marketing Retail	391,013	1.4%
IT Services	778,026	2.8%
Leisure Products	205,151	0.7%
Life Sciences Tools & Services	390,348	1.4%
Machinery	1,915,284	6.8%
Marine	156,288	0.6%
Media	103,062	0.4%
Metals & Mining	164,384	0.6%
Mortgage Real Estate Investment Trusts	84,990	0.3%
Multiline Retail	118,488	0.4%
Oil, Gas & Consumable Fuels	581,830	2.1%
Personal Products	291,844	1.1%
Pharmaceuticals	537,194	1.9%
Professional Services	377,994	1.4%
Real Estate Management & Development	295,738	1.1%
Road & Rail	387,484	1.4%
Semiconductors & Semiconductor Equipment	1,878,246	6.7%
Software	1,471,431	5.3%
Specialty Retail	1,018,064	3.7%
Technology Hardware, Storage & Peripherals	158,536	0.6%
Textiles, Apparel & Luxury Goods	221,319	0.8%
Thrifts & Mortgage Finance	660,682	2.4%
Tobacco	50,833	0.2%
Trading Companies & Distributors	121,383	0.4%
Water Utilities	182,748	0.7%
Wireless Telecommunication Services	88,531	0.3%
Other**	128,778	0.5%
Total	$27,664,662	100.0%

**   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 243

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$17,476,862
Securities, at value(a)	27,666,669
Repurchase agreements, at value	186,000
Total Investment Securities, at value	27,852,669
Cash	787
Dividends receivable	17,517
Prepaid expenses	439
TOTAL ASSETS	27,871,412
LIABILITIES:
Payable for capital shares redeemed	18,193
Payable for collateral for securities loaned	130,785
Advisory fees payable	16,886
Management services fees payable	2,251
Administration fees payable	1,640
Administrative services fees payable	8,876
Distribution fees payable	9,912
Transfer agency fees payable	2,683
Fund accounting fees payable	994
Compliance services fees payable	211
Other accrued expenses	14,319
TOTAL LIABILITIES	206,750
NET ASSETS	$27,664,662
NET ASSETS CONSIST OF:
Capital	$17,806,882
Total distributable earnings (loss)	9,857,780
NET ASSETS	$27,664,662
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	704,515
Net Asset Value (offering and redemption price per share)	$39.27

(a) Includes securities on loan valued at:	$127,965

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Dividends	$97,129
Interest	1
Foreign tax withholding	(3)
Income from securities lending	2,190
TOTAL INVESTMENT INCOME	99,317
EXPENSES:
Advisory fees	99,280
Management services fees	13,237
Administration fees	10,041
Transfer agency fees	8,224
Administrative services fees	36,076
Distribution fees	33,094
Custody fees	2,320
Fund accounting fees	6,133
Trustee fees	322
Compliance services fees	129
Other fees	14,259
Total Gross Expenses before reductions	223,115
Expenses reduced and reimbursed by the Advisor	(726)
TOTAL NET EXPENSES	222,389
NET INVESTMENT INCOME (LOSS)	(123,072)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,055,114
Change in net unrealized appreciation/depreciation on investment securities	2,650,230
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,705,344
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,582,272

See accompanying notes to financial statements.

244 :: ProFund VP Small-Cap Growth :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(123,072)	$(117,692)
Net realized gains (losses) on investments	1,055,114	1,051,766
Change in net unrealized appreciation/depreciation on investments	2,650,230	2,590,035
Change in net assets resulting from operations	3,582,272	3,524,109
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(1,751,943)	(2,419,892)
Change in net assets resulting from distributions	(1,751,943)	(2,419,892)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	18,227,854	20,530,573
Distributions reinvested	1,751,943	2,419,892
Value of shares redeemed	(16,675,163)	(19,595,112)
Change in net assets resulting from capital transactions	3,304,634	3,355,353
Change in net assets	5,134,963	4,459,570
NET ASSETS:
Beginning of period	22,529,699	18,070,129
End of period	$27,664,662	$22,529,699
SHARE TRANSACTIONS:
Issued	455,283	669,204
Reinvested	48,104	79,733
Redeemed	(415,046)	(636,862)
Change in shares	88,341	112,075

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Small-Cap Growth :: 245

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016
Net Asset Value, Beginning of Period	$36.56	$35.85	$34.55	$39.34	$37.88	$33.35

Investment Activities:
Net investment income (loss)(a)	(0.19)	(0.22)	(0.19)	(0.32)	(0.22)	(0.15)
Net realized and unrealized gains (losses) on investments	5.67	5.52	6.37	(1.42)	5.07	6.74
Total income (loss) from investment activities	5.48	5.30	6.18	(1.74)	4.85	6.59

Distributions to Shareholders From:
Net realized gains on investments	(2.77)	(4.59)	(4.88)	(3.05)	(3.39)	(2.06)

Net Asset Value, End of Period	$39.27	$36.56	$35.85	$34.55	$39.34	$37.88

Total Return(b)	15.58%	17.39%	19.12%	(5.75)%	12.97%	20.23%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%	1.74%	1.73%	1.69%	1.68%	1.68%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.93)%	(0.69)%	(0.51)%	(0.78)%	(0.56)%	(0.45)%

Supplemental Data:
Net assets, end of period (000's)	$27,665	$22,530	$18,070	$19,185	$25,788	$30,053
Portfolio turnover rate(b)(d)	57%	148%	108%	155%	134%	220%

(a)    Per share net investment income (loss) has been calculated using the average daily shares method.

(b)    Not annualized for periods less than one year.

(c)    Annualized for periods less than one year.

(d)    Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

246 :: ProFund VP Small-Cap Value :: Financial Statements

Investment Objective: The ProFund VP Small-Cap Value seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Value Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
GameStop Corp.	1.1%
Macy's, Inc.	1.0%
PDC Energy, Inc.	0.8%
Resideo Technologies, Inc.	0.8%
Signet Jewelers, Ltd.	0.7%

S&P SmallCap 600® Value Index – Composition

% of Index
Financials	22%
Industrials	17%
Consumer Discretionary	15%
Real Estate	10%
Information Technology	8%
Health Care	7%
Energy	7%
Materials	6%
Consumer Staples	4%
Utilities	2%
Communication Services	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.1%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	4,790	$191,457
AAR Corp.* (Aerospace & Defense)	2,400	93,000
Aaron's Co., Inc. (The) (Specialty Retail)	2,469	78,983
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	4,479	207,960
ABM Industries, Inc. (Commercial Services & Supplies)	4,848	215,008
Acadia Realty Trust (Equity Real Estate Investment Trusts)	6,238	136,986
ADTRAN, Inc. (Communications Equipment)	3,498	72,234
AdvanSix, Inc.* (Chemicals)	2,027	60,526
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	2,960	142,938
Agree Realty Corp. (Equity Real Estate Investment Trusts)	2,461	173,476
Albany International Corp.—Class A (Machinery)	1,109	98,989
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	5,235	95,905
Allegheny Technologies, Inc.* (Metals & Mining)	9,192	191,653
Allegiance Bancshares, Inc. (Banks)	1,342	51,586
Allegiant Travel Co.* (Airlines)	590	114,460
Ambac Financial Group, Inc.* (Insurance)	2,204	34,515
AMC Networks, Inc.*—Class A (Media)	2,220	148,296
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	3,628	135,288
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	8,238	85,263
American Equity Investment Life Holding Co. (Insurance)	6,206	200,578
American Public Education, Inc.* (Diversified Consumer Services)	594	16,834
American States Water Co. (Water Utilities)	1,227	97,620
American Vanguard Corp. (Chemicals)	1,078	18,876
American Woodmark Corp.* (Building Products)	578	47,217
America's Car-Mart, Inc.* (Specialty Retail)	160	22,675
Ameris Bancorp (Banks)	5,035	254,922
AMERISAFE, Inc. (Insurance)	880	52,527
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	1,264	122,583
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	928	18,708
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	1,791	48,590
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	460	16,123
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	624	27,013
Apogee Enterprises, Inc. (Building Products)	1,863	75,880
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	9,300	148,335
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	353	22,172
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	1,096	99,802
Applied Optoelectronics, Inc.* (Communications Equipment)	1,785	15,119
ArcBest Corp. (Road & Rail)	1,835	106,779
Archrock, Inc. (Energy Equipment & Services)	9,353	83,335
Arconic Corp.* (Metals & Mining)	3,114	110,921
Arcosa, Inc. (Construction & Engineering)	1,602	94,101
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	4,359	57,931
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	5,148	58,790
Asbury Automotive Group, Inc.* (Specialty Retail)	1,397	239,404
Assured Guaranty, Ltd. (Insurance)	5,447	258,623

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 247

Common Stocks, continued

	Shares	Value
Astec Industries, Inc. (Machinery)	641	$40,345
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	1,992	135,675
ATN International, Inc. (Diversified Telecommunication Services)	794	36,119
Avista Corp. (Multi-Utilities)	5,009	213,734
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	850	34,357
AZZ, Inc. (Electrical Equipment)	796	41,217
B Riley Financial, Inc. (Capital Markets)	409	30,880
Banc of California, Inc. (Banks)	3,228	56,619
BancFirst Corp. (Banks)	689	43,014
BankUnited, Inc. (Banks)	6,738	287,645
Banner Corp. (Banks)	2,516	136,392
Barnes & Noble Education, Inc.* (Specialty Retail)	2,301	16,590
Barnes Group, Inc. (Machinery)	3,367	172,560
Bed Bath & Beyond, Inc.* (Specialty Retail)	7,703	256,434
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	737	10,613
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	2,588	73,654
Berkshire Hills Bancorp, Inc. (Banks)	2,516	68,964
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	1,679	82,506
Bloomin' Brands, Inc.* (Hotels, Restaurants & Leisure)	5,849	158,741
Blucora, Inc.* (Capital Markets)	1,959	33,910
BM Technologies, Inc.* (IT Services)	299	3,720
Boise Cascade Co. (Paper & Forest Products)	2,842	165,830
Boot Barn Holdings, Inc.* (Specialty Retail)	846	71,106
Boston Private Financial Holdings, Inc. (Banks)	5,960	87,910
Bottomline Technologies, Inc.* (Software)	1,138	42,197
Brady Corp.—Class A (Commercial Services & Supplies)	2,139	119,870
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	12,348	169,291
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	1,521	94,074
Bristow Group, Inc.* (Energy Equipment & Services)	1,673	42,846
Brookline Bancorp, Inc. (Banks)	5,651	84,482
Cadence Bancorp (Banks)	9,015	188,233
CalAmp Corp.* (Communications Equipment)	1,528	19,436
Calavo Growers, Inc. (Food Products)	709	44,965
Caleres, Inc. (Specialty Retail)	2,769	75,566
California Water Service Group (Water Utilities)	1,506	83,643
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	3,344	192,915
Cal-Maine Foods, Inc. (Food Products)	1,109	40,157
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	9,329	109,896
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	6,999	42,974
Cara Therapeutics, Inc.* (Biotechnology)	1,027	14,655
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	1,423	60,691
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	3,427	79,609
Carpenter Technology Corp. (Metals & Mining)	3,471	139,604
Cavco Industries, Inc.* (Household Durables)	259	57,547
Centerspace (Equity Real Estate Investment Trusts)	403	31,797
Central Garden & Pet Co.* (Household Products)	275	14,556
Central Garden & Pet Co.*—Class A (Household Products)	1,118	53,999
Central Pacific Financial Corp. (Banks)	2,045	53,293
Century Aluminum Co.* (Metals & Mining)	1,456	18,768
Chatham Lodging Trust* (Equity Real Estate Investment Trusts)	3,514	45,225
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	2,355	74,960
Chesapeake Utilities Corp. (Gas Utilities)	620	74,605
Chico's FAS, Inc.* (Specialty Retail)	8,858	58,286
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,444	53,803
CIRCOR International, Inc.* (Machinery)	936	30,514
City Holding Co. (Banks)	612	46,047
Clearwater Paper Corp.* (Paper & Forest Products)	1,206	34,938
Coca-Cola Consolidated, Inc. (Beverages)	192	77,209
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	1,131	86,963
Columbia Banking System, Inc. (Banks)	5,184	199,895
Community Bank System, Inc. (Banks)	2,062	155,990
Computer Programs & Systems, Inc. (Health Care Technology)	492	16,349
Comtech Telecommunications Corp. (Communications Equipment)	1,884	45,517
CONMED Corp. (Health Care Equipment & Supplies)	926	127,260
Conn's, Inc.* (Specialty Retail)	1,400	35,700
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,190	40,449
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	5,317	46,736
Cooper-Standard Holding, Inc.* (Auto Components)	1,224	35,496
Core Laboratories N.V. (Energy Equipment & Services)	2,007	78,173
CoreCivic, Inc.* (Equity Real Estate Investment Trusts)	8,692	91,005
Core-Mark Holding Co., Inc. (Distributors)	3,264	146,913
CorVel Corp.* (Health Care Providers & Services)	237	31,829
Covetrus, Inc.* (Health Care Providers & Services)	2,883	77,841
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	2,532	41,803
CryoLife, Inc.* (Health Care Equipment & Supplies)	1,328	37,715
CSG Systems International, Inc. (IT Services)	1,189	56,097
CTS Corp. (Electronic Equipment, Instruments & Components)	1,099	40,839
Customers Bancorp, Inc. (Banks)	2,145	83,634
Cutera, Inc.* (Health Care Equipment & Supplies)	720	35,302
CVB Financial Corp. (Banks)	5,449	112,195
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	2,664	17,556
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	3,452	140,151

See accompanying notes to financial statements.

248 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Deluxe Corp. (Commercial Services & Supplies)	3,050	$145,699
Designer Brands, Inc.* (Specialty Retail)	4,283	70,884
DiamondRock Hospitality Co.* (Equity Real Estate Investment Trusts)	15,194	147,382
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	2,998	38,494
Digi International, Inc.* (Communications Equipment)	1,031	20,733
Dime Community Bancshares, Inc. (Banks)	2,555	85,899
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	17,219	71,975
Domtar Corp.* (Paper & Forest Products)	3,631	199,559
Donnelley Financial Solutions, Inc.* (Capital Markets)	1,205	39,765
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	843	11,903
Dril-Quip, Inc.* (Energy Equipment & Services)	2,560	86,605
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	781	11,559
DXP Enterprises, Inc.* (Trading Companies & Distributors)	1,277	42,524
Eagle Bancorp, Inc. (Banks)	2,309	129,489
Eagle Pharmaceuticals, Inc.* (Biotechnology)	540	23,112
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	3,455	72,831
Echo Global Logistics, Inc.* (Air Freight & Logistics)	943	28,988
Edgewell Personal Care Co. (Personal Products)	3,929	172,483
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	658	12,035
elf Beauty, Inc.* (Personal Products)	1,344	36,476
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	3,161	60,533
Employers Holdings, Inc. (Insurance)	2,061	88,211
Enanta Pharmaceuticals, Inc.* (Biotechnology)	753	33,140
Encore Capital Group, Inc.* (Consumer Finance)	2,241	106,200
Encore Wire Corp. (Electrical Equipment)	1,492	113,078
Endo International PLC* (Pharmaceuticals)	6,562	30,710
Enerpac Tool Group Corp. (Machinery)	2,564	68,254
Enova International, Inc.* (Consumer Finance)	2,651	90,691
EnPro Industries, Inc. (Machinery)	1,489	144,656
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	976	84,609
ESCO Technologies, Inc. (Machinery)	772	72,421
Ethan Allen Interiors, Inc. (Household Durables)	1,585	43,746
Extreme Networks, Inc.* (Communications Equipment)	5,099	56,905
EZCORP, Inc.*—Class A (Consumer Finance)	3,820	23,035
Fabrinet* (Electronic Equipment, Instruments & Components)	1,013	97,116
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	551	42,851
FB Financial Corp. (Banks)	2,431	90,725
Ferro Corp.* (Chemicals)	3,881	83,713
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	1,281	17,204
First Bancorp (Banks)	2,059	84,234
First Bancorp (Banks)	15,581	185,726
First Commonwealth Financial Corp. (Banks)	6,953	97,829
First Financial Bancorp (Banks)	7,031	166,143
First Hawaiian, Inc. (Banks)	9,421	266,991
First Midwest Bancorp, Inc. (Banks)	8,263	163,855
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	1,373	58,037
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,575	22,491
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	2,422	66,871
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	6,980	36,715
Fresh Del Monte Produce, Inc. (Food Products)	2,198	72,270
FutureFuel Corp. (Chemicals)	1,082	10,387
GameStop Corp.*—Class A (Specialty Retail)	2,126	455,263
Gannett Co., Inc.* (Media)	9,756	53,560
GCP Applied Technologies, Inc.* (Chemicals)	1,678	39,030
Genesco, Inc.* (Specialty Retail)	1,027	65,399
Gentherm, Inc.* (Auto Components)	814	57,835
Genworth Financial, Inc.* (Insurance)	36,534	142,483
Getty Realty Corp. (Equity Real Estate Investment Trusts)	1,429	44,513
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	3,146	103,378
Glatfelter Corp. (Paper & Forest Products)	3,213	44,886
Glaukos Corp.* (Health Care Equipment & Supplies)	1,202	101,966
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	6,894	127,539
GMS, Inc.* (Trading Companies & Distributors)	3,097	149,090
Granite Construction, Inc. (Construction & Engineering)	3,309	137,423
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	3,983	58,749
Great Western Bancorp, Inc. (Banks)	2,629	86,205
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	3,064	103,012
Greenhill & Co., Inc. (Capital Markets)	424	6,597
Griffon Corp. (Building Products)	3,278	84,015
Group 1 Automotive, Inc. (Specialty Retail)	1,233	190,412
Guess?, Inc. (Specialty Retail)	2,768	73,075
H.B. Fuller Co. (Chemicals)	1,850	117,679
Hanger, Inc.* (Health Care Providers & Services)	1,086	27,454
Hanmi Financial Corp. (Banks)	2,219	42,294
Harmonic, Inc.* (Communications Equipment)	3,799	32,367
Harsco Corp.* (Machinery)	5,721	116,823
Haverty Furniture Cos., Inc. (Specialty Retail)	673	28,777
Hawaiian Holdings, Inc.* (Airlines)	3,694	90,023
Hawkins, Inc. (Chemicals)	616	20,174
Haynes International, Inc. (Metals & Mining)	917	32,443
HealthStream, Inc.* (Health Care Technology)	1,131	31,600
Heartland Express, Inc. (Road & Rail)	1,796	30,765
Heidrick & Struggles International, Inc. (Professional Services)	1,409	62,771
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	10,239	58,465
Helmerich & Payne, Inc. (Energy Equipment & Services)	7,797	254,415
Heritage Financial Corp. (Banks)	2,601	65,077
Hersha Hospitality Trust* (Equity Real Estate Investment Trusts)	2,660	28,622
Hillenbrand, Inc. (Machinery)	1,848	81,460

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 249

Common Stocks, continued

	Shares	Value
Hilltop Holdings, Inc. (Banks)	3,056	$111,238
HNI Corp. (Commercial Services & Supplies)	3,147	138,374
HomeStreet, Inc. (Thrifts & Mortgage Finance)	1,544	62,903
Hope Bancorp, Inc. (Banks)	8,930	126,627
Horace Mann Educators Corp. (Insurance)	2,998	112,185
Hub Group, Inc.*—Class A (Air Freight & Logistics)	2,440	160,991
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	1,014	54,553
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,764	68,618
Independent Bank Corp. (Banks)	1,528	115,364
Independent Bank Group, Inc. (Banks)	2,653	196,269
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	2,596	67,859
Innospec, Inc. (Chemicals)	1,103	99,943
Inogen, Inc.* (Health Care Equipment & Supplies)	779	50,767
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	2,553	255,327
Insteel Industries, Inc. (Building Products)	825	26,524
Integer Holdings Corp.* (Health Care Equipment & Supplies)	1,430	134,706
Inter Parfums, Inc. (Personal Products)	717	51,624
InterDigital, Inc. (Communications Equipment)	2,224	162,419
Interface, Inc. (Commercial Services & Supplies)	4,265	65,255
Invacare Corp.* (Health Care Equipment & Supplies)	2,525	20,377
Invesco Mortgage Capital, Inc.(a) (Mortgage Real Estate Investment Trusts)	12,933	50,439
Investors Bancorp, Inc. (Banks)	16,288	232,267
iStar, Inc. (Equity Real Estate Investment Trusts)	5,292	109,703
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,565	156,469
J & J Snack Foods Corp. (Food Products)	619	107,960
James River Group Holdings, Ltd. (Insurance)	1,615	60,595
John B Sanfilippo & Son, Inc. (Food Products)	642	56,862
John Bean Technologies Corp. (Machinery)	895	127,645
Kaiser Aluminum Corp. (Metals & Mining)	1,146	141,520
Kaman Corp.—Class A (Trading Companies & Distributors)	2,009	101,254
Kelly Services, Inc.*—Class A (Professional Services)	2,420	58,007
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	6,106	134,393
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,971	42,633
Knowles Corp.* (Electronic Equipment, Instruments & Components)	6,705	132,357
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	1,878	105,938
Koppers Holdings, Inc.* (Chemicals)	1,536	49,690
Korn Ferry (Professional Services)	2,342	169,912
Kraton Corp.* (Chemicals)	2,323	75,010
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	2,288	140,025
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	4,879	134,855
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	699	64,860
La-Z-Boy, Inc. (Household Durables)	1,640	60,746
Lexington Realty Trust (Equity Real Estate Investment Trusts)	12,841	153,450
Lindsay Corp. (Machinery)	315	52,063
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	664	16,899
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	1,735	66,607
Lydall, Inc.* (Machinery)	668	40,427
M.D.C Holdings, Inc. (Household Durables)	1,645	83,237
M/I Homes, Inc.* (Household Durables)	2,109	123,734
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	6,230	106,845
Macy's, Inc.* (Multiline Retail)	22,516	426,903
Magellan Health, Inc.* (Health Care Providers & Services)	1,681	158,350
ManTech International Corp.—Class A (IT Services)	633	54,780
Marcus & Millichap, Inc.* (Real Estate Management & Development)	941	36,577
Matador Resources Co. (Oil, Gas & Consumable Fuels)	4,522	162,837
Materion Corp. (Metals & Mining)	914	68,870
Matrix Service Co.* (Energy Equipment & Services)	1,916	20,118
Matthews International Corp.—Class A (Commercial Services & Supplies)	2,288	82,276
MAX Holdings, Inc. (Real Estate Management & Development)	792	26,397
MEDNAX, Inc.* (Health Care Providers & Services)	3,800	114,570
Mercer International, Inc. (Paper & Forest Products)	2,860	36,465
Meredith Corp.* (Media)	2,934	127,453
Meritor, Inc.* (Machinery)	5,245	122,838
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	1,015	51,389
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,639	80,655
MGP Ingredients, Inc. (Beverages)	447	30,235
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	460	30,438
Monro, Inc. (Specialty Retail)	2,420	153,694
Moog, Inc.—Class A (Aerospace & Defense)	1,312	110,287
Motorcar Parts of America, Inc.* (Auto Components)	1,377	30,900
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	1,215	38,236
Mueller Industries, Inc. (Machinery)	2,477	107,279
Myers Industries, Inc. (Containers & Packaging)	1,591	33,411
MYR Group, Inc.* (Construction & Engineering)	535	48,642
Myriad Genetics, Inc.* (Biotechnology)	5,568	170,269
Nabors Industries, Ltd.* (Energy Equipment & Services)	471	53,807
National Bank Holdings Corp. (Banks)	823	31,060
National Presto Industries, Inc. (Aerospace & Defense)	376	38,220
Natus Medical, Inc.* (Health Care Equipment & Supplies)	2,463	63,989
NBT Bancorp, Inc. (Banks)	3,138	112,874

See accompanying notes to financial statements.

250 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Neenah, Inc. (Paper & Forest Products)	1,216	$61,007
NETGEAR, Inc.* (Communications Equipment)	2,202	84,381
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	27,409	122,518
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	703	38,651
NextGen Healthcare, Inc.* (Health Care Technology)	2,130	35,337
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	3,337	54,727
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	9,196	125,433
Northwest Natural Holding Co. (Gas Utilities)	2,216	116,384
NOW, Inc.* (Trading Companies & Distributors)	7,968	75,616
Oceaneering International, Inc.* (Energy Equipment & Services)	7,209	112,244
Office Properties Income Trust (Equity Real Estate Investment Trusts)	3,492	102,351
OFG Bancorp (Banks)	3,732	82,552
O-I Glass, Inc.* (Containers & Packaging)	11,412	186,358
Oil States International, Inc.* (Energy Equipment & Services)	4,425	34,736
Old National Bancorp (Banks)	11,977	210,915
Olympic Steel, Inc. (Metals & Mining)	656	19,280
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,872	18,982
Organogenesis Holdings, Inc.* (Biotechnology)	1,336	22,204
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	905	36,300
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	568	57,732
Owens & Minor, Inc. (Health Care Providers & Services)	2,607	110,354
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	1,221	120,684
Pacific Premier Bancorp, Inc. (Banks)	6,840	289,264
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	3,218	54,127
Park Aerospace Corp. (Aerospace & Defense)	826	12,307
Park National Corp. (Banks)	463	54,365
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	13,571	134,896
PBF Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	6,944	106,243
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	795	36,785
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	7,178	328,680
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	832	15,126
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	1,106	26,113
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	7,078	149,062
Perdoceo Education Corp.* (Diversified Consumer Services)	2,851	34,982
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	1,470	42,454
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	2,337	30,872
Piper Sandler Cos. (Capital Markets)	396	51,306
Pitney Bowes, Inc. (Commercial Services & Supplies)	12,682	111,221
Plantronics, Inc.* (Communications Equipment)	963	40,186
Plexus Corp.* (Electronic Equipment, Instruments & Components)	889	81,263
Powell Industries, Inc. (Electrical Equipment)	643	19,901
Preferred Bank (Banks)	980	62,005
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	3,606	187,873
PriceSmart, Inc. (Food & Staples Retailing)	945	86,004
ProAssurance Corp. (Insurance)	3,899	88,702
Progress Software Corp. (Software)	1,113	51,476
ProPetro Holding Corp.* (Energy Equipment & Services)	5,912	54,154
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	5,240	119,944
Quanex Building Products Corp. (Building Products)	2,428	60,312
RadNet, Inc.* (Health Care Providers & Services)	1,611	54,275
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	4,716	111,816
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	8,056	135,019
Raven Industries, Inc. (Industrial Conglomerates)	1,505	87,064
Rayonier Advanced Materials, Inc.*(Chemicals)	4,592	30,720
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	4,169	66,162
Realogy Holdings Corp.* (Real Estate Management & Development)	8,413	153,285
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	1,133	37,514
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	5,137	62,004
Regis Corp.* (Diversified Consumer Services)	1,144	10,708
Renasant Corp. (Banks)	4,069	162,760
Resideo Technologies, Inc.* (Building Products)	10,396	311,880
Resources Connection, Inc. (Professional Services)	2,221	31,894
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	8,584	151,593
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	15,518	177,681
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	381	34,359
Rogers Corp.* (Electronic Equipment, Instruments & Components)	636	127,709
RPC, Inc.* (Energy Equipment & Services)	4,209	20,835
RPT Realty (Equity Real Estate Investment Trusts)	5,860	76,063
Ruth's Hospitality Group, Inc.* (Hotels, Restaurants & Leisure)	1,455	33,509
S&T Bancorp, Inc. (Banks)	2,844	89,017
Safety Insurance Group, Inc. (Insurance)	1,029	80,550
Sally Beauty Holdings, Inc.* (Specialty Retail)	8,163	180,157
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	4,705	183,307
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	551	25,043
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	1,840	51,759

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 251

Common Stocks, continued

	Shares	Value
Scholastic Corp. (Media)	2,172	$82,297
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	2,270	91,663
Seacoast Banking Corp. (Banks)	3,996	136,463
Select Medical Holdings Corp. (Health Care Providers & Services)	3,819	161,391
Selectquote, Inc.* (Insurance)	1,051	20,242
Seneca Foods Corp.*—Class A (Food Products)	483	24,672
Service Properties Trust (Equity Real Estate Investment Trusts)	11,911	150,079
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	1,263	61,268
Shoe Carnival, Inc. (Specialty Retail)	625	44,744
Signet Jewelers, Ltd.* (Specialty Retail)	3,784	305,710
Simmons First National Corp.—Class A (Banks)	7,832	229,791
SiriusPoint, Ltd.* (Insurance)	5,489	55,274
SITE Centers Corp. (Equity Real Estate Investment Trusts)	12,201	183,746
SkyWest, Inc.* (Airlines)	3,638	156,688
SM Energy Co. (Oil, Gas & Consumable Fuels)	7,906	194,725
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	982	46,822
Sonic Automotive, Inc.—Class A (Specialty Retail)	1,688	75,521
South Jersey Industries, Inc. (Gas Utilities)	8,124	210,656
Southside Bancshares, Inc. (Banks)	2,237	85,521
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	20,196	114,511
SpartanNash Co. (Food & Staples Retailing)	2,619	50,573
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	5,253	19,699
Spok Holdings, Inc. (Wireless Telecommunication Services)	1,288	12,391
SPX Corp.* (Machinery)	1,374	83,924
SPX FLOW, Inc. (Machinery)	1,892	123,434
Standard Motor Products, Inc. (Auto Components)	1,443	62,554
Standex International Corp. (Machinery)	885	83,995
Stepan Co. (Chemicals)	711	85,512
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	3,393	148,477
Stewart Information Services Corp. (Insurance)	1,938	109,865
Sturm Ruger & Co., Inc. (Leisure Products)	482	43,370
Summit Hotel Properties, Inc.* (Equity Real Estate Investment Trusts)	7,669	71,552
SunCoke Energy, Inc. (Metals & Mining)	5,996	42,811
Surmodics, Inc.* (Health Care Equipment & Supplies)	361	19,584
Sykes Enterprises, Inc.* (IT Services)	2,874	154,333
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,303	36,019
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	4,736	89,274
Team, Inc.* (Commercial Services & Supplies)	2,233	14,961
Tennant Co. (Machinery)	726	57,971
The Andersons, Inc. (Food & Staples Retailing)	2,263	69,089
The Bancorp, Inc.* (Banks)	1,768	40,682
The Buckle, Inc. (Specialty Retail)	1,231	61,242
The Cato Corp.—Class A (Specialty Retail)	1,397	23,567
The Cheesecake Factory, Inc.* (Hotels, Restaurants & Leisure)	2,166	117,354
The Children's Place, Inc.* (Specialty Retail)	1,060	98,644
The E.W. Scripps Co.—Class A (Media)	4,168	84,986
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	8,790	62,585
The Greenbrier Cos., Inc. (Machinery)	2,372	103,372
The Marcus Corp.* (Entertainment)	1,740	36,905
The ODP Corp.* (Specialty Retail)	3,868	185,703
The Simply Good Foods Co.* (Food Products)	3,349	122,272
TimkenSteel Corp.* (Metals & Mining)	2,774	39,252
Titan International, Inc.* (Machinery)	2,008	17,028
Tivity Health, Inc.* (Health Care Providers & Services)	932	24,521
Tompkins Financial Corp. (Banks)	873	67,710
Tredegar Corp. (Chemicals)	1,874	25,805
Trinseo SA (Chemicals)	2,799	167,491
Triumph Group, Inc.* (Aerospace & Defense)	2,866	59,470
TrueBlue, Inc.* (Professional Services)	2,564	72,074
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,394	47,919
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	7,204	103,017
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	14,005	105,878
U.S. Concrete, Inc.* (Construction Materials)	1,166	86,051
U.S. Ecology, Inc.* (Commercial Services & Supplies)	1,389	52,115
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	420	48,665
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	5,373	62,112
UFP Industries, Inc. (Building Products)	2,189	162,730
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	1,082	26,358
UniFirst Corp. (Commercial Services & Supplies)	529	124,125
Unisys Corp.* (IT Services)	2,713	68,666
United Community Banks, Inc. (Banks)	6,271	200,735
United Fire Group, Inc. (Insurance)	1,561	43,287
United Insurance Holdings Corp. (Insurance)	1,500	8,550
United Natural Foods, Inc.* (Food & Staples Retailing)	1,911	70,669
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	6,074	64,324
Unitil Corp. (Multi-Utilities)	1,088	57,631
Universal Corp. (Tobacco)	1,772	100,950
Universal Electronics, Inc.* (Household Durables)	587	28,470
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	500	30,775
Universal Insurance Holdings, Inc. (Insurance)	2,053	28,496
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	2,176	42,171
USANA Health Sciences, Inc.* (Personal Products)	300	30,729
Vanda Pharmaceuticals, Inc.* (Biotechnology)	1,968	42,332
Varex Imaging Corp.* (Health Care Equipment & Supplies)	2,844	76,276
Vector Group, Ltd. (Tobacco)	4,625	65,398
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,631	39,209
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	1,604	19,874

See accompanying notes to financial statements.

252 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Veritex Holdings, Inc. (Banks)	3,575	$126,591
Veritiv Corp.* (Trading Companies & Distributors)	882	54,172
Viad Corp.* (Commercial Services & Supplies)	874	43,569
Wabash National Corp. (Machinery)	3,747	59,952
Warrior Met Coal, Inc. (Metals & Mining)	3,715	63,898
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	6,113	140,599
Watts Water Technologies, Inc.—Class A (Machinery)	697	101,699
Westamerica Bancorp (Banks)	1,048	60,815
Whitestone REIT (Equity Real Estate Investment Trusts)	2,886	23,810
Winnebago Industries, Inc. (Automobiles)	1,190	80,872
WisdomTree Investments, Inc. (Capital Markets)	4,702	29,152
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	3,711	124,837
World Acceptance Corp.* (Consumer Finance)	90	14,422
WSFS Financial Corp. (Thrifts & Mortgage Finance)	3,435	160,036
Xenia Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	8,225	154,054
Xperi Holding Corp. (Software)	2,805	62,383
Zumiez, Inc.* (Specialty Retail)	671	32,872
TOTAL COMMON STOCKS (Cost $29,505,932)		41,028,232

Repurchase Agreements(b) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $27,000	$27,000	$27,000
TOTAL REPURCHASE AGREEMENTS (Cost $27,000)		27,000

Collateral for Securities Loaned(c) (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio–Institutional Shares, 0.03%(d)	46,536	$46,536
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $46,536)		46,536
TOTAL INVESTMENT SECURITIES (Cost $29,579,468)—100.3%		41,101,768
Net other assets (liabilities)—(0.3)%		(115,185)
NET ASSETS—100.0%		$40,986,583

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2021. The total value of securities on loan as of June 30, 2021 was $45,373.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at June 30, 2021.
(d)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2021.

ProFund VP Small-Cap Value invested in the following industries as of June 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$456,222	1.1%
Air Freight & Logistics	325,654	0.8%
Airlines	361,171	0.9%
Auto Components	272,048	0.7%
Automobiles	80,872	0.2%
Banks	6,200,173	15.0%
Beverages	107,444	0.3%
Biotechnology	325,411	0.8%
Building Products	768,558	1.9%
Capital Markets	191,610	0.5%
Chemicals	884,556	2.3%
Commercial Services & Supplies	1,112,473	2.7%
Communications Equipment	549,297	1.3%
Construction & Engineering	280,166	0.7%
Construction Materials	86,051	0.2%
Consumer Finance	234,348	0.6%
Containers & Packaging	219,769	0.5%
Distributors	146,913	0.4%
Diversified Consumer Services	62,524	0.2%
Diversified Telecommunication Services	169,818	0.4%
Electrical Equipment	174,196	0.4%
Electronic Equipment, Instruments & Components	1,633,618	4.0%
Energy Equipment & Services	1,096,741	2.7%
Entertainment	36,905	0.1%
Equity Real Estate Investment Trusts	3,904,787	9.6%
Food & Staples Retailing	351,295	0.9%
Food Products	469,158	1.0%
Gas Utilities	401,645	1.0%
Health Care Equipment & Supplies	994,373	2.4%
Health Care Providers & Services	995,808	2.5%
Health Care Technology	83,286	0.2%
Hotels, Restaurants & Leisure	777,329	1.9%
Household Durables	397,480	1.0%
Household Products	68,555	0.2%
Industrial Conglomerates	87,064	0.2%
Insurance	1,384,683	3.4%
Internet & Direct Marketing Retail	16,899	NM
IT Services	337,596	0.8%
Leisure Products	43,370	0.1%
Machinery	1,907,649	4.6%
Media	496,592	1.2%
Metals & Mining	869,020	2.1%
Mortgage Real Estate Investment Trusts	968,077	2.4%
Multiline Retail	426,903	1.0%
Multi-Utilities	271,365	0.7%
Oil, Gas & Consumable Fuels	1,605,772	3.9%
Paper & Forest Products	634,348	1.5%
Personal Products	291,312	0.7%
Pharmaceuticals	295,868	0.7%
Professional Services	394,658	1.0%
Real Estate Management & Development	216,259	0.5%
Road & Rail	137,544	0.3%
Semiconductors & Semiconductor Equipment	484,339	1.2%
Software	156,056	0.4%
Specialty Retail	3,108,368	7.5%
Technology Hardware, Storage & Peripherals	229,951	0.6%

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 253

	Value	% of Net Assets
Textiles, Apparel & Luxury Goods	$710,273	1.7%
Thrifts & Mortgage Finance	790,284	1.9%
Tobacco	166,348	0.4%
Trading Companies & Distributors	522,458	1.3%
Water Utilities	181,263	0.4%
Wireless Telecommunication Services	73,659	0.2%
Other**	(41,649)	(0.1)%
Total	$40,986,583	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

254 :: ProFund VP Small-Cap Value :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$29,579,468
Securities, at value(a)	41,074,768
Repurchase agreements, at value	27,000
Total Investment Securities, at value	41,101,768
Cash	1,424
Dividends receivable	43,515
Prepaid expenses	539
TOTAL ASSETS	41,147,246
LIABILITIES:
Payable for investments purchased	28
Payable for capital shares redeemed	15,011
Payable for collateral for securities loaned	46,536
Advisory fees payable	25,505
Management services fees payable	3,401
Administration fees payable	2,459
Administrative services fees payable	17,368
Distribution fees payable	17,227
Transfer agency fees payable	4,093
Fund accounting fees payable	1,483
Compliance services fees payable	257
Other accrued expenses	27,295
TOTAL LIABILITIES	160,663
NET ASSETS	$40,986,583
NET ASSETS CONSIST OF:
Capital	$33,539,627
Total distributable earnings (loss)	7,446,956
NET ASSETS	$40,986,583
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	746,663
Net Asset Value (offering and redemption price per share)	$54.89

(a) Includes securities on loan valued at:	$45,373

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Dividends	$264,793
Interest	1
Foreign tax withholding	(60)
Income from securities lending	1,384
TOTAL INVESTMENT INCOME	266,118
EXPENSES:
Advisory fees	125,222
Management services fees	16,696
Administration fees	13,124
Transfer agency fees	10,981
Administrative services fees	44,850
Distribution fees	41,741
Custody fees	2,977
Fund accounting fees	8,228
Trustee fees	428
Compliance services fees	191
Other fees	20,335
Total Gross Expenses before reductions	284,773
Expenses reduced and reimbursed by the Advisor	(4,275)
TOTAL NET EXPENSES	280,498
NET INVESTMENT INCOME (LOSS)	(14,380)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	394,867
Change in net unrealized appreciation/depreciation on investment securities	6,851,889
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	7,246,756
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,232,376

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 255

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(14,380)	$32,995
Net realized gains (losses) on investments	394,867	(1,687,326)
Change in net unrealized appreciation/depreciation on investments	6,851,889	1,588,065
Change in net assets resulting from operations	7,232,376	(66,266)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(29,212)	(1,810,228)
Change in net assets resulting from distributions	(29,212)	(1,810,228)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	38,243,678	23,838,861
Distributions reinvested	29,212	1,810,228
Value of shares redeemed	(26,278,608)	(23,271,785)
Change in net assets resulting from capital transactions	11,994,282	2,377,304
Change in net assets	19,197,446	500,810
NET ASSETS:
Beginning of period	21,789,137	21,288,327
End of period	$40,986,583	$21,789,137
SHARE TRANSACTIONS:
Issued	744,796	629,684
Reinvested	558	52,288
Redeemed	(512,290)	(605,754)
Change in shares	233,064	76,218

See accompanying notes to financial statements.

256 :: ProFund VP Small-Cap Value :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016
Net Asset Value, Beginning of Period	$42.42	$48.67	$39.71	$50.27	$46.23	$35.90

Investment Activities:
Net investment income (loss)(a)	(0.02)	0.09	0.03	(0.01)	(0.15)	0.01
Net realized and unrealized gains (losses) on investments	12.53	(0.82)	8.93	(6.21)	4.63	10.32
Total income (loss) from investment activities	12.51	(0.73)	8.96	(6.22)	4.48	10.33

Distributions to Shareholders From:
Net investment income	(0.04)	(0.01)	—	—	(0.01)	—
Net realized gains on investments	—	(5.51)	—	(4.34)	(0.43)	—
Total distributions	(0.04)	(5.52)	—	(4.34)	(0.44)	—

Net Asset Value, End of Period	$54.89	$42.42	$48.67	$39.71	$50.27	$46.23

Total Return(b)	29.50%	1.06%	22.56%	(14.21)%	9.71%	28.77%

Ratios to Average Net Assets:
Gross expenses(c)	1.70%	1.78%	1.75%	1.75%	1.73%	1.73%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.09)%	0.23%	0.07%	(0.01)%	(0.32)%	0.02%

Supplemental Data:
Net assets, end of period (000's)	$40,987	$21,789	$21,288	$16,346	$24,856	$46,346
Portfolio turnover rate(b)(d)	65%	192%	147%	141%	91%	191%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Technology :: 257

Investment Objective: The ProFund VP Technology seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. TechnologySM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Equity Securities	90%
Swap Agreements	10%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	16.1%
Microsoft Corp.	15.3%
Alphabet, Inc.	10.9%
Facebook, Inc.	6.3%
NVIDIA Corp.	3.7%

Dow Jones U.S. TechnologySM Index – Composition

% of Index
Software & Services	36%
Technology Hardware & Equipment	22%
Media & Entertainment	21%
Semiconductors & Semiconductor Equipment	19%
Retailing	1%
Health Care Equipment & Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (90.2%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	397	$14,745
Adobe, Inc.* (Software)	1,613	944,637
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	4,099	385,019
Akamai Technologies, Inc.* (IT Services)	550	64,130
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	140	3,878
Alphabet, Inc.*—Class A (Interactive Media & Services)	1,014	2,475,975
Alphabet, Inc.*—Class C (Interactive Media & Services)	961	2,408,574
Alteryx, Inc.* (Software)	201	17,290
Amdocs, Ltd. (IT Services)	430	33,265
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,244	214,167
Anaplan, Inc.* (Software)	488	26,010
Angi, Inc.* (Interactive Media & Services)	276	3,732
ANSYS, Inc.* (Software)	295	102,383
Apple, Inc. (Technology Hardware, Storage & Peripherals)	52,916	7,247,374
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,096	440,870
Arista Networks, Inc.* (Communications Equipment)	186	67,390
Asana, Inc.*—Class A (Software)	92	5,707
Aspen Technology, Inc.* (Software)	230	31,634
Autodesk, Inc.* (Software)	742	216,590
Avalara, Inc.* (Software)	290	46,922
Bentley Systems, Inc.—Class B (Software)	36	2,332
Bill.com Holdings, Inc.* (Software)	211	38,651
Black Knight, Inc.* (IT Services)	532	41,485
Blackbaud, Inc.* (Software)	164	12,557
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,377	656,609
Bumble, Inc.*—Class A (Interactive Media & Services)	178	10,253
Cadence Design Systems, Inc.* (Software)	939	128,474
Cargurus, Inc.* (Interactive Media & Services)	306	8,026
CDK Global, Inc. (Software)	410	20,373
CDW Corp. (Electronic Equipment, Instruments & Components)	472	82,435
Ceridian HCM Holding, Inc.* (Software)	443	42,493
Cerner Corp. (Health Care Technology)	1,015	79,332
Chewy, Inc.*—Class A (Internet & Direct Marketing Retail)	281	22,399
Ciena Corp.* (Communications Equipment)	523	29,753
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	193	16,428
Cisco Systems, Inc. (Communications Equipment)	14,216	753,449
Citrix Systems, Inc. (Software)	418	49,019
Cloudflare, Inc.*—Class A (Software)	648	68,584
Cognizant Technology Solutions Corp.—Class A (IT Services)	1,779	123,214
Coupa Software, Inc.* (Software)	248	65,003
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	389	38,095
Crowdstrike Holdings, Inc.*—Class A (Software)	672	168,880
Datadog, Inc.*—Class A (Software)	734	76,395
Dell Technologies, Inc.*—Class C (Technology Hardware, Storage & Peripherals)	843	84,022
DocuSign, Inc.* (Software)	656	183,398
Dolby Laboratories, Inc.—Class A (Electronic Equipment, Instruments & Components)	221	21,722
DoorDash, Inc.*—Class A (Internet & Direct Marketing Retail)	119	21,221
Dropbox, Inc.* (Software)	998	30,249
DXC Technology Co.* (IT Services)	859	33,449
Dynatrace, Inc.* (Software)	622	36,337
eBay, Inc. (Internet & Direct Marketing Retail)	2,183	153,268
EchoStar Corp.*—Class A (Communications Equipment)	145	3,522
Elastic NV* (Software)	214	31,193
Enphase Energy, Inc.* (Electrical Equipment)	457	83,919
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	457	56,197

See accompanying notes to financial statements.

258 :: ProFund VP Technology :: Financial Statements

Common Stocks, continued

	Shares	Value
EPAM Systems, Inc.* (IT Services)	191	$97,593
Etsy, Inc.* (Internet & Direct Marketing Retail)	428	88,100
F5 Networks, Inc.* (Communications Equipment)	202	37,705
Facebook, Inc.*—Class A (Interactive Media & Services)	8,083	2,810,540
Fair Isaac Corp.* (Software)	97	48,760
Fastly, Inc.*—Class A (IT Services)	292	17,403
FireEye, Inc.* (Software)	804	16,257
Five9, Inc.* (Software)	226	41,446
Fortinet, Inc.* (Software)	457	108,853
Garmin, Ltd. (Household Durables)	505	73,043
Gartner, Inc.* (IT Services)	291	70,480
GoDaddy, Inc.*—Class A (IT Services)	565	49,132
Guidewire Software, Inc.* (Software)	283	31,900
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	4,405	64,225
HP, Inc. (Technology Hardware, Storage & Peripherals)	4,052	122,330
HubSpot, Inc.* (Software)	148	86,243
IAC/InterActiveCorp* (Interactive Media & Services)	282	43,476
Intel Corp. (Semiconductors & Semiconductor Equipment)	13,622	764,739
International Business Machines Corp. (IT Services)	3,015	441,969
Intuit, Inc. (Software)	922	451,937
j2 Global, Inc.* (Software)	144	19,807
Juniper Networks, Inc. (Communications Equipment)	1,106	30,249
KLA Corp. (Semiconductors & Semiconductor Equipment)	517	167,617
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	480	312,336
Liberty Global PLC*—Class A (Media)	474	12,874
Liberty Global PLC*—Class C (Media)	1,165	31,501
Lumen Technologies, Inc. (Diversified Telecommunication Services)	3,356	45,608
Lumentum Holdings, Inc.* (Communications Equipment)	255	20,918
Manhattan Associates, Inc.* (Software)	215	31,141
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,763	161,166
Match Group, Inc.* (Interactive Media & Services)	912	147,060
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	905	95,351
McAfee Corp.—Class A (Software)	122	3,418
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	923	138,210
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	3,783	321,479
Microsoft Corp. (Software)	25,408	6,883,026
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	187	33,277
MongoDB, Inc.* (IT Services)	180	65,074
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	145	54,150
Motorola Solutions, Inc. (Communications Equipment)	572	124,038
nCino, Inc.* (Software)	51	3,056
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	751	61,447
New Relic, Inc.* (Software)	184	12,322
NortonLifelock, Inc. (Software)	1,956	53,242
Nuance Communications, Inc.* (Software)	961	52,317
Nutanix, Inc.*—Class A (Software)	689	26,334
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,101	1,681,009
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	931	191,525
Okta, Inc.* (IT Services)	422	103,255
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,440	55,123
Oracle Corp. (Software)	6,128	477,004
Palantir Technologies, Inc.*—Class A (Software)	1,522	40,120
Palo Alto Networks, Inc.* (Communications Equipment)	329	122,075
Paycom Software, Inc.* (Software)	166	60,336
Paylocity Holding Corp.* (Software)	127	24,232
Pegasystems, Inc. (Software)	134	18,651
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	204	16,740
Proofpoint, Inc.* (Software)	194	33,709
PTC, Inc.* (Software)	355	50,147
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	860	16,796
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	381	74,543
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	3,805	543,849
Qualtrics International, Inc.*—Class A (Software)	194	7,421
RingCentral, Inc.*—Class A (Software)	272	79,038
Salesforce.com, Inc.* (Software)	3,124	763,099
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	672	59,089
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	219	15,067
ServiceNow, Inc.* (Software)	666	366,000
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	151	23,141
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	556	106,613
Slack Technologies, Inc.*—Class A (Software)	1,726	76,462
Smartsheet, Inc.* (Software)	394	28,494
Snap, Inc.* (Interactive Media & Services)	3,165	215,663
Snowflake, Inc.*—Class A (IT Services)	211	51,020
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	176	48,641
SolarWinds Corp.* (Software)	245	4,138
Splunk, Inc.* (Software)	552	79,808
SS&C Technologies Holdings, Inc. (Software)	750	54,045
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	140	17,046
Synopsys, Inc.* (Software)	515	142,032
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	561	75,152
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	3,116	599,207
Trade Desk, Inc. (The)* (Software)	1,455	112,559
Twilio, Inc.* (IT Services)	547	215,606

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Technology :: 259

Common Stocks, continued

	Shares	Value
Twitter, Inc.* (Interactive Media & Services)	2,693	$185,305
Tyler Technologies, Inc.* (Software)	137	61,975
Ubiquiti, Inc. (Communications Equipment)	26	8,117
Unity Software, Inc.* (Software)	85	9,336
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	145	32,238
Veeva Systems, Inc.*—Class A (Health Care Technology)	465	144,592
Verint Systems, Inc.* (Software)	219	9,870
VeriSign, Inc.* (IT Services)	335	76,276
Viavi Solutions, Inc.* (Communications Equipment)	771	13,616
Vimeo, Inc.* (Interactive Media & Services)	522	25,578
VMware, Inc.*(a)—Class A (Software)	272	43,512
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	1,033	73,519
Workday, Inc.*—Class A (Software)	638	152,316
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	543	12,755
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	829	119,907
Zendesk, Inc.* (Software)	399	57,592
Zillow Group, Inc.*—Class A (Interactive Media & Services)	124	15,194
Zillow Group, Inc.*—Class C (Interactive Media & Services)	541	66,121
Zoom Video Communications, Inc.*—Class A (Software)	719	278,275
Zscaler, Inc.* (Software)	252	54,447
TOTAL COMMON STOCKS (Cost $4,275,160)		40,485,173

Repurchase Agreements(b) (1.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $819,000	$819,000	$819,000
TOTAL REPURCHASE AGREEMENTS (Cost $819,000)		819,000

Collateral for Securities Loaned(c) (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio–Institutional Shares, 0.03%(d)	31,208	$31,208
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $31,208)		31,208
TOTAL INVESTMENT SECURITIES (Cost $5,125,368)—92.1%		41,335,381
Net other assets (liabilities)—7.9%		3,566,344
NET ASSETS—100.0%		$44,901,725

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2021. The total value of securities on loan as of June 30, 2021 was $30,074.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at June 30, 2021.
(d)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2021.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Technology Index	Goldman Sachs International	7/23/21	0.59%	$4,402,211	$14,316

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

260 :: ProFund VP Technology :: Financial Statements

ProFund VP Technology invested in the following industries as of June 30, 2021:

	Value	% of Net Assets
Communications Equipment	$1,210,832	2.7%
Diversified Telecommunication Services	45,608	0.1%
Electrical Equipment	83,919	0.2%
Electronic Equipment, Instruments & Components	121,203	0.3%
Health Care Technology	223,924	0.5%
Household Durables	73,043	0.2%
Interactive Media & Services	8,415,497	18.7%
Internet & Direct Marketing Retail	284,988	0.6%
IT Services	1,483,351	3.3%
Media	44,375	0.1%
Semiconductors & Semiconductor Equipment	7,442,343	16.6%
Software	13,314,533	29.7%
Technology Hardware, Storage & Peripherals	7,741,557	17.2%
Other**	4,416,552	9.8%
Total	$44,901,725	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Technology :: 261

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$5,125,368
Securities, at value(a)	40,516,381
Repurchase agreements, at value	819,000
Total Investment Securities, at value	41,335,381
Cash	824
Segregated cash balances for swap agreements with custodian	160,000
Dividends receivable	4,754
Unrealized appreciation on swap agreements	14,316
Receivable for capital shares issued	23,555
Receivable for investments sold	3,497,917
Prepaid expenses	777
TOTAL ASSETS	45,037,524
LIABILITIES:
Payable for capital shares redeemed	3,154
Payable for collateral for securities loaned	31,208
Advisory fees payable	26,615
Management services fees payable	3,549
Administration fees payable	2,619
Administrative services fees payable	14,431
Distribution fees payable	22,748
Transfer agency fees payable	4,443
Fund accounting fees payable	1,474
Compliance services fees payable	380
Other accrued expenses	25,178
TOTAL LIABILITIES	135,799
NET ASSETS	$44,901,725
NET ASSETS CONSIST OF:
Capital	$4,546,521
Total distributable earnings (loss)	40,355,204
NET ASSETS	$44,901,725
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	558,245
Net Asset Value (offering and redemption price per share)	$80.43

(a) Includes securities on loan at:	$30,074

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Dividends	$156,288
Interest	10
Foreign tax withholding	(169)
Income from securities lending	34
TOTAL INVESTMENT INCOME	156,163
EXPENSES:
Advisory fees	170,198
Management services fees	22,693
Administration fees	17,090
Transfer agency fees	13,847
Administrative services fees	44,395
Distribution fees	56,733
Custody fees	3,409
Fund accounting fees	9,620
Trustee fees	568
Compliance services fees	197
Other fees	25,385
TOTAL NET EXPENSES	364,135
NET INVESTMENT INCOME (LOSS)	(207,972)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	6,107,372
Net realized gains (losses) on swap agreements	133,750
Change in net unrealized appreciation/depreciation on investment securities	1,258,581
Change in net unrealized appreciation/depreciation on swap agreements	9,329
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	7,509,032
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,301,060

See accompanying notes to financial statements.

262 :: ProFund VP Technology :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(207,972)	$(251,380)
Net realized gains (losses) on investments	6,241,122	3,769,847
Change in net unrealized appreciation/depreciation on investments	1,267,910	10,413,451
Change in net assets resulting from operations	7,301,060	13,931,918
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(3,594,551)	(4,191,983)
Change in net assets resulting from distributions	(3,594,551)	(4,191,983)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	30,281,224	69,129,678
Distributions reinvested	3,594,551	4,191,983
Value of shares redeemed	(37,941,938)	(71,750,735)
Change in net assets resulting from capital transactions	(4,066,163)	1,570,926
Change in net assets	(359,654)	11,310,861
NET ASSETS:
Beginning of period	45,261,379	33,950,518
End of period	$44,901,725	$45,261,379
SHARE TRANSACTIONS:
Issued	385,300	1,111,457
Reinvested	51,139	56,941
Redeemed	(478,894)	(1,164,676)
Change in shares	(42,455)	3,722

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Technology :: 263

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016
Net Asset Value, Beginning of Period	$75.35	$56.87	$40.10	$42.06	$31.12	$27.71

Investment Activities:
Net investment income (loss)(a)	(0.35)	(0.43)	(0.20)	(0.12)	(0.09)	0.03
Net realized and unrealized gains (losses) on investments	12.08	25.75	18.09	(0.66)	11.05	3.38
Total income (loss) from investment activities	11.73	25.32	17.89	(0.78)	10.96	3.41

Distributions to Shareholders From:
Net investment income	—	—	—	—	(0.02)	—
Net realized gains on investments	(6.65)	(6.84)	(1.12)	(1.18)	—	—
Total distributions	(6.65)	(6.84)	(1.12)	(1.18)	(0.02)	—

Net Asset Value, End of Period	$80.43	$75.35	$56.87	$40.10	$42.06	$31.12

Total Return(b)	16.84%	44.80%	45.11%	(2.25)%	35.18%	12.34%

Ratios to Average Net Assets:
Gross expenses(c)	1.60%	1.65%	1.62%	1.58%	1.56%	1.62%
Net expenses(c)	1.60%	1.65%	1.62%	1.58%	1.56%	1.62%
Net investment income (loss)(c)	(0.92)%	(0.66)%	(0.41)%	(0.27)%	(0.25)%	0.09%

Supplemental Data:
Net assets, end of period (000's)	$44,902	$45,261	$33,951	$26,279	$33,731	$19,320
Portfolio turnover rate(b)(d)	61%	187%	75%	58%	86%	93%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

264 :: ProFund VP Telecommunications :: Financial Statements

Investment Objective: The ProFund VP Telecommunications seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Select TelecommunicationsSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements	1%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Verizon Communications, Inc.	22.2%
Cisco Systems, Inc.	22.2%
Motorola Solutions, Inc.	4.7%
Garmin, Ltd.	4.6%
Arista Networks, Inc.	4.6%

Dow Jones U.S. Select
TelecommunicationsSM Index – Composition

% of Index
Communications Equipment	50%
Diversified Telecommunication Services	39%
Wireless Telecommunication Services	6%
Household Durables	5%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.0%)

	Shares	Value
ADTRAN, Inc. (Communications Equipment)	975	$20,134
Anterix, Inc.* (Diversified Telecommunication Services)	238	14,278
Applied Optoelectronics, Inc.* (Communications Equipment)	497	4,210
Arista Networks, Inc.* (Communications Equipment)	847	306,877
AT&T, Inc. (Diversified Telecommunication Services)	10,503	302,276
ATN International, Inc. (Diversified Telecommunication Services)	221	10,053
CalAmp Corp.* (Communications Equipment)	709	9,018
Ciena Corp.* (Communications Equipment)	3,122	177,611
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	1,025	15,806
Cisco Systems, Inc. (Communications Equipment)	28,200	1,494,599
CommScope Holding Co., Inc.* (Communications Equipment)	4,111	87,605
Comtech Telecommunications Corp. (Communications Equipment)	525	12,684
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	1,481	13,018
EchoStar Corp.*—Class A (Communications Equipment)	869	21,108
Extreme Networks, Inc.* (Communications Equipment)	2,539	28,335
F5 Networks, Inc.* (Communications Equipment)	1,201	224,179
Garmin, Ltd. (Household Durables)	2,143	309,964
Globalstar, Inc.*(a) (Diversified Telecommunication Services)	13,355	23,772
Harmonic, Inc.* (Communications Equipment)	2,035	17,338
Inseego Corp.* (Communications Equipment)	1,345	13,571
Iridium Communications, Inc.* (Diversified Telecommunication Services)	2,367	94,656
Juniper Networks, Inc. (Communications Equipment)	6,602	180,565
Liberty Global PLC*—Class A (Media)	2,834	76,971
Liberty Global PLC* – Class C (Media)	6,959	188,171
Liberty Latin America, Ltd.*—Class A (Media)	1,001	13,874
Liberty Latin America, Ltd.*—Class C (Media)	3,087	43,527
Lumen Technologies, Inc. (Diversified Telecommunication Services)	19,939	270,971
Lumentum Holdings, Inc.* (Communications Equipment)	1,529	125,424
Motorola Solutions, Inc. (Communications Equipment)	1,457	315,950
NETGEAR, Inc.* (Communications Equipment)	614	23,528
NetScout Systems, Inc.* (Communications Equipment)	1,486	42,410
ORBCOMM, Inc.* (Diversified Telecommunication Services)	1,601	17,995
Plantronics, Inc.* (Communications Equipment)	767	32,007
Radius Global Infrastructure, Inc.*—Class A (Diversified Telecommunication Services)	1,233	17,879
Ribbon Communications, Inc.* (Communications Equipment)	2,403	18,287
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	1,006	48,801
Spok Holdings, Inc. (Wireless Telecommunication Services)	358	3,444
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	2,006	45,456
T-Mobile US, Inc.* (Wireless Telecommunication Services)	2,069	299,653
U.S. Cellular Corp.* (Wireless Telecommunication Services)	299	10,857
Ubiquiti, Inc. (Communications Equipment)	152	47,453
Verizon Communications, Inc. (Diversified Telecommunication Services)	26,703	1,496,169
ViaSat, Inc.* (Communications Equipment)	1,371	68,331
Viavi Solutions, Inc.* (Communications Equipment)	4,606	81,342
TOTAL COMMON STOCKS (Cost $4,577,193)		6,670,157

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Telecommunications :: 265

Repurchase Agreements(b) (1.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $77,000	$77,000	$77,000
TOTAL REPURCHASE AGREEMENTS (Cost $77,000)		77,000

Collateral for Securities Loaned(c) (0.4%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio–Institutional Shares, 0.03%(d)	24,028	$24,028
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $24,028)		24,028
TOTAL INVESTMENT SECURITIES (Cost $4,678,221)—100.5%		6,771,186
Net other assets (liabilities)—(0.5)%		(36,256)
NET ASSETS—100.0%		$6,734,930

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2021. The total value of securities on loan as of June 30, 2021 was $21,385.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at June 30, 2021.
(d)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2021.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Telecommunications Index	Goldman Sachs International	7/23/21	0.59%	$61,423	$991

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Telecommunications invested in the following industries as of June 30, 2021:

	Value	% of Net Assets
Communications Equipment	$3,352,566	49.7%
Diversified Telecommunication Services	2,276,873	33.8%
Household Durables	309,964	4.6%
Media	322,543	4.8%
Wireless Telecommunication Services	408,211	6.1%
Other**	64,773	1.0%
Total	$6,734,930	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

266 :: ProFund VP Telecommunications :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$4,678,221
Securities, at value(a)	6,694,186
Repurchase agreements, at value	77,000
Total Investment Securities, at value	6,771,186
Cash	1,644
Dividends receivable	1,230
Unrealized appreciation on swap agreements	991
Receivable for capital shares issued	2,153
Prepaid expenses	119
TOTAL ASSETS	6,777,323
LIABILITIES:
Payable for capital shares redeemed	1,677
Payable for collateral for securities loaned	24,028
Advisory fees payable	4,259
Management services fees payable	568
Administration fees payable	427
Administrative services fees payable	3,123
Distribution fees payable	3,021
Transfer agency fees payable	747
Fund accounting fees payable	246
Compliance services fees payable	58
Other accrued expenses	4,239
TOTAL LIABILITIES	42,393
NET ASSETS	$6,734,930
NET ASSETS CONSIST OF:
Capital	$6,367,263
Total distributable earnings (loss)	367,667
NET ASSETS	$6,734,930
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	190,824
Net Asset Value (offering and redemption price per share)	$35.29

(a) Includes securities on loan valued at:	$21,385

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Dividends	$114,106
Interest	1
Income from securities lending	40
TOTAL INVESTMENT INCOME	114,147
EXPENSES:
Advisory fees	26,340
Management services fees	3,512
Administration fees	2,789
Transfer agency fees	2,276
Administrative services fees	10,236
Distribution fees	8,780
Custody fees	632
Fund accounting fees	1,620
Trustee fees	93
Compliance services fees	33
Other fees	3,933
Total Gross Expenses before reductions	60,244
Expenses reduced and reimbursed by the Advisor	(1,243)
TOTAL NET EXPENSES	59,001
NET INVESTMENT INCOME (LOSS)	55,146
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	196,215
Net realized gains (losses) on swap agreements	13,796
Change in net unrealized appreciation/depreciation on investment securities	448,602
Change in net unrealized appreciation/depreciation on swap agreements	968
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	659,581
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$714,727

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Telecommunications :: 267

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$55,146	$81,611
Net realized gains (losses) on investments	210,011	(269,701)
Change in net unrealized appreciation/depreciation on investments	449,570	308,313
Change in net assets resulting from operations	714,727	120,223
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(81,611)	(61,265)
Change in net assets resulting from distributions	(81,611)	(61,265)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	3,397,764	7,913,416
Distributions reinvested	81,611	61,265
Value of shares redeemed	(4,003,586)	(7,574,704)
Change in net assets resulting from capital transactions	(524,211)	399,977
Change in net assets	108,905	458,935
NET ASSETS:
Beginning of period	6,626,025	6,167,090
End of period	$6,734,930	$6,626,025
SHARE TRANSACTIONS:
Issued	98,732	268,260
Reinvested	2,336	1,967
Redeemed	(115,726)	(260,333)
Change in shares	(14,658)	9,894

See accompanying notes to financial statements.

268 :: ProFund VP Telecommunications :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016(a)
Net Asset Value, Beginning of Period	$32.25	$31.53	$28.42	$35.52	$40.78	$34.04

Investment Activities:
Net investment income (loss)(b)	0.27	0.41	0.28	0.94	1.29	0.99
Net realized and unrealized gains (losses) on investments	3.16	0.57	3.87	(6.22)	(2.27)	6.37
Total income (loss) from investment activities	3.43	0.98	4.15	(5.28)	(0.98)	7.36

Distributions to Shareholders From:
Net investment income	(0.39)	(0.26)	(1.04)	(1.82)	(1.92)	(0.62)
Net realized gains on investments	—	—	—	—	(2.36)	—
Total distributions	(0.39)	(0.26)	(1.04)	(1.82)	(4.28)	(0.62)

Net Asset Value, End of Period	$35.29	$32.25	$31.53	$28.42	$35.52	$40.78

Total Return(c)	10.64%	3.15%	14.77%	(15.10)%	(2.12)%	21.65%

Ratios to Average Net Assets:
Gross expenses(d)	1.71%	1.77%	1.76%	1.76%	1.72%	1.72%
Net expenses(d)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	1.57%	1.36%	0.89%	2.96%	3.43%	2.55%

Supplemental Data:
Net assets, end of period (000's)	$6,735	$6,626	$6,167	$5,272	$9,372	$15,962
Portfolio turnover rate(c)(e)	54%	107%	165%	328%	388%	428%

(a)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on December 5, 2016.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 269

Investment Objective: The ProFund VP UltraBull seeks daily investment results, before fees and expenses, that correspond to two times the return of the S&P 500® for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
Futures Contracts	8%
Swap Agreements	126%
Total Exposure	193%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	3.5%
Microsoft Corp.	3.3%
Amazon.com, Inc.	2.4%
Alphabet, Inc.	2.4%
Facebook, Inc.	1.4%

S&P 500® Index – Composition

% of Index
Information Technology	27%
Health Care	13%
Consumer Discretionary	12%
Financials	11%
Communication Services	11%
Industrials	9%
Consumer Staples	6%
Energy	3%
Materials	3%
Real Estate	3%
Utilities	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (59.1%)

	Shares	Value
3M Co. (Industrial Conglomerates)	185	$36,747
A.O. Smith Corp. (Building Products)	43	3,099
Abbott Laboratories (Health Care Equipment & Supplies)	567	65,733
AbbVie, Inc. (Biotechnology)	564	63,529
ABIOMED, Inc.* (Health Care Equipment & Supplies)	14	4,370
Accenture PLC – Class A (IT Services)	203	59,842
Activision Blizzard, Inc. (Entertainment)	248	23,669
Adobe, Inc.* (Software)	153	89,602
Advance Auto Parts, Inc. (Specialty Retail)	21	4,308
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	388	36,445
Aflac, Inc. (Insurance)	202	10,839
Agilent Technologies, Inc. (Life Sciences Tools & Services)	97	14,338
Air Products & Chemicals, Inc. (Chemicals)	71	20,425
Akamai Technologies, Inc.* (IT Services)	52	6,063
Alaska Air Group, Inc.* (Airlines)	40	2,412
Albemarle Corp. (Chemicals)	37	6,233
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	44	8,005
Alexion Pharmaceuticals, Inc.* (Biotechnology)	71	13,043
Align Technology, Inc.* (Health Care Equipment & Supplies)	23	14,053
Allegion PLC (Building Products)	29	4,040
Alliant Energy Corp. (Electric Utilities)	80	4,461
Alphabet, Inc.*—Class A (Interactive Media & Services)	96	234,412
Alphabet, Inc.*—Class C (Interactive Media & Services)	91	228,075
Altria Group, Inc. (Tobacco)	591	28,179
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	137	471,303
Amcor PLC (Containers & Packaging)	492	5,638
Ameren Corp. (Multi-Utilities)	82	6,563
American Airlines Group, Inc.* (Airlines)	205	4,348
American Electric Power Co., Inc. (Electric Utilities)	159	13,450
American Express Co. (Consumer Finance)	208	34,368
American International Group, Inc. (Insurance)	274	13,042
American Tower Corp. (Equity Real Estate Investment Trusts)	145	39,171
American Water Works Co., Inc. (Water Utilities)	58	8,940
Ameriprise Financial, Inc. (Capital Markets)	37	9,209
AmerisourceBergen Corp. (Health Care Providers & Services)	47	5,381
AMETEK, Inc. (Electrical Equipment)	74	9,879
Amgen, Inc. (Biotechnology)	183	44,606
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	191	13,067
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	118	20,315
ANSYS, Inc.* (Software)	28	9,718
Anthem, Inc. (Health Care Providers & Services)	78	29,780
Aon PLC (Insurance)	72	17,191
APA Corp. (Oil, Gas & Consumable Fuels)	121	2,617
Apple, Inc. (Technology Hardware, Storage & Peripherals)	5,006	685,621
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	293	41,723
Aptiv PLC* (Auto Components)	86	13,530
Archer-Daniels-Midland Co. (Food Products)	178	10,787
Arista Networks, Inc.* (Communications Equipment)	18	6,522

See accompanying notes to financial statements.

270 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
Arthur J. Gallagher & Co. (Insurance)	65	$9,105
Assurant, Inc. (Insurance)	19	2,967
AT&T, Inc. (Diversified Telecommunication Services)	2,279	65,590
Atmos Energy Corp. (Gas Utilities)	42	4,037
Autodesk, Inc.* (Software)	70	20,433
Automatic Data Processing, Inc. (IT Services)	136	27,012
AutoZone, Inc.* (Specialty Retail)	7	10,446
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	45	9,391
Avery Dennison Corp. (Containers & Packaging)	26	5,466
Baker Hughes Co.—Class A (Energy Equipment & Services)	232	5,306
Ball Corp. (Containers & Packaging)	105	8,507
Bank of America Corp. (Banks)	2,407	99,240
Baxter International, Inc. (Health Care Equipment & Supplies)	160	12,880
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	93	22,617
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	605	168,142
Best Buy Co., Inc. (Specialty Retail)	71	8,164
Biogen, Inc.* (Biotechnology)	48	16,621
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	7	4,510
BlackRock, Inc.—Class A (Capital Markets)	45	39,374
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	13	28,446
BorgWarner, Inc. (Auto Components)	77	3,738
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	45	5,157
Boston Scientific Corp.* (Health Care Equipment & Supplies)	453	19,370
Bristol-Myers Squibb Co. (Pharmaceuticals)	713	47,643
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	130	61,989
Broadridge Financial Solutions, Inc. (IT Services)	37	5,977
Brown-Forman Corp.—Class B (Beverages)	58	4,347
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	42	3,934
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	128	2,235
Cadence Design Systems, Inc.* (Software)	89	12,177
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	67	6,951
Campbell Soup Co. (Food Products)	65	2,963
Capital One Financial Corp. (Consumer Finance)	144	22,275
Cardinal Health, Inc. (Health Care Providers & Services)	93	5,309
CarMax, Inc.* (Specialty Retail)	52	6,716
Carnival Corp.*—Class A (Hotels, Restaurants & Leisure)	255	6,722
Carrier Global Corp. (Building Products)	261	12,685
Catalent, Inc.* (Pharmaceuticals)	54	5,838
Caterpillar, Inc. (Machinery)	175	38,086
Cboe Global Markets, Inc. (Capital Markets)	34	4,048
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	107	9,173
CDW Corp. (Electronic Equipment, Instruments & Components)	45	7,859
Celanese Corp.—Series A (Chemicals)	36	5,458
Centene Corp.* (Health Care Providers & Services)	186	13,565
CenterPoint Energy, Inc. (Multi-Utilities)	185	4,536
Cerner Corp. (Health Care Technology)	96	7,503
CF Industries Holdings, Inc. (Chemicals)	68	3,499
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	16	5,919
Charter Communications, Inc.*—Class A (Media)	44	31,744
Chevron Corp. (Oil, Gas & Consumable Fuels)	618	64,730
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	9	13,953
Chubb, Ltd. (Insurance)	144	22,888
Church & Dwight Co., Inc. (Household Products)	78	6,647
Cigna Corp. (Health Care Providers & Services)	109	25,841
Cincinnati Financial Corp. (Insurance)	48	5,598
Cintas Corp. (Commercial Services & Supplies)	28	10,696
Cisco Systems, Inc. (Communications Equipment)	1,345	71,284
Citigroup, Inc. (Banks)	660	46,695
Citizens Financial Group, Inc. (Banks)	136	6,238
Citrix Systems, Inc. (Software)	40	4,691
CME Group, Inc. (Capital Markets)	115	24,458
CMS Energy Corp. (Multi-Utilities)	92	5,435
Cognizant Technology Solutions Corp.—Class A (IT Services)	168	11,636
Colgate-Palmolive Co. (Household Products)	270	21,965
Comcast Corp.—Class A (Media)	1,463	83,419
Comerica, Inc. (Banks)	45	3,210
Conagra Brands, Inc. (Food Products)	153	5,566
ConocoPhillips (Oil, Gas & Consumable Fuels)	431	26,248
Consolidated Edison, Inc. (Multi-Utilities)	109	7,817
Constellation Brands, Inc.—Class A (Beverages)	54	12,630
Copart, Inc.* (Commercial Services & Supplies)	66	8,701
Corning, Inc. (Electronic Equipment, Instruments & Components)	247	10,102
Corteva, Inc. (Chemicals)	235	10,422
Costco Wholesale Corp. (Food & Staples Retailing)	141	55,789
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	138	26,924
CSX Corp. (Road & Rail)	726	23,290
Cummins, Inc. (Machinery)	47	11,459
CVS Health Corp. (Health Care Providers & Services)	420	35,045
Danaher Corp. (Health Care Equipment & Supplies)	203	54,477
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	42	6,132
DaVita, Inc.* (Health Care Providers & Services)	22	2,649
Deere & Co. (Machinery)	100	35,271
Delta Air Lines, Inc.* (Airlines)	204	8,825
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	70	4,428
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	190	5,546
DexCom, Inc.* (Health Care Equipment & Supplies)	31	13,237
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	58	5,446

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 271

Common Stocks, continued

	Shares		Value
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	90		$13,541
Discover Financial Services (Consumer Finance)	97		11,474
Discovery, Inc.*(a) (Media)	54		1,657
Discovery, Inc.*—Class C (Media)	96		2,782
DISH Network Corp.*—Class A (Media)	79		3,302
Dollar General Corp. (Multiline Retail)	75		16,229
Dollar Tree, Inc.* (Multiline Retail)	74		7,363
Dominion Energy, Inc. (Multi-Utilities)	257		18,908
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	12		5,598
Dover Corp. (Machinery)	46		6,928
Dow, Inc. (Chemicals)	238		15,061
DR Horton, Inc. (Household Durables)	105		9,488
DTE Energy Co. (Multi-Utilities)	62		8,035
Duke Energy Corp. (Electric Utilities)	246		24,285
Duke Realty Corp. (Equity Real Estate Investment Trusts)	120		5,682
DuPont de Nemours, Inc. (Chemicals)	170		13,160
DXC Technology Co.* (IT Services)	81		3,154
Eastman Chemical Co. (Chemicals)	44		5,137
Eaton Corp. PLC (Electrical Equipment)	127		18,819
eBay, Inc. (Internet & Direct Marketing Retail)	207		14,533
Ecolab, Inc. (Chemicals)	79		16,272
Edison International (Electric Utilities)	121		6,996
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	198		20,507
Electronic Arts, Inc. (Entertainment)	91		13,089
Eli Lilly & Co. (Pharmaceuticals)	254		58,298
Emerson Electric Co. (Electrical Equipment)	191		18,382
Enphase Energy, Inc.* (Electrical Equipment)	43		7,896
Entergy Corp. (Electric Utilities)	64		6,381
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	186		15,520
Equifax, Inc. (Professional Services)	39		9,341
Equinix, Inc. (Equity Real Estate Investment Trusts)	29		23,275
Equity Residential (Equity Real Estate Investment Trusts)	110		8,470
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	21		6,300
Etsy, Inc.* (Internet & Direct Marketing Retail)	41		8,439
Everest Re Group, Ltd. (Insurance)	13		3,276
Evergy, Inc. (Electric Utilities)	73		4,411
Eversource Energy (Electric Utilities)	110		8,826
Exelon Corp. (Electric Utilities)	312		13,825
Expedia Group, Inc.* (Internet & Direct Marketing Retail)	45		7,367
Expeditors International of Washington, Inc. (Air Freight & Logistics)	54		6,836
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	43		7,044
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,351		85,222
F5 Networks, Inc.* (Communications Equipment)	19		3,547
Facebook, Inc.*—Class A (Interactive Media & Services)	765		265,998
Fastenal Co. (Trading Companies & Distributors)	183		9,516
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	23		2,695
FedEx Corp. (Air Freight & Logistics)	78		23,270
Fidelity National Information Services, Inc. (IT Services)	198		28,051
Fifth Third Bancorp (Banks)	225		8,602
First Horizon Corp. (Banks)	—	(b)	5
First Republic Bank (Banks)	56		10,482
FirstEnergy Corp. (Electric Utilities)	174		6,475
Fiserv, Inc.* (IT Services)	190		20,309
FleetCor Technologies, Inc.* (IT Services)	27		6,914
FMC Corp. (Chemicals)	41		4,436
Ford Motor Co.* (Automobiles)	1,251		18,590
Fortinet, Inc.* (Software)	43		10,242
Fortive Corp. (Machinery)	108		7,532
Fortune Brands Home & Security, Inc. (Building Products)	44		4,383
Fox Corp.—Class A (Media)	104		3,862
Fox Corp.—Class B (Media)	48		1,690
Franklin Resources, Inc. (Capital Markets)	87		2,783
Freeport-McMoRan, Inc. (Metals & Mining)	468		17,368
Garmin, Ltd. (Household Durables)	48		6,943
Gartner, Inc.* (IT Services)	27		6,539
Generac Holdings, Inc.* (Electrical Equipment)	20		8,303
General Dynamics Corp. (Aerospace & Defense)	73		13,743
General Electric Co. (Industrial Conglomerates)	2,802		37,715
General Mills, Inc. (Food Products)	195		11,882
General Motors Co.* (Automobiles)	407		24,082
Genuine Parts Co. (Distributors)	46		5,818
Gilead Sciences, Inc. (Biotechnology)	400		27,544
Global Payments, Inc. (IT Services)	94		17,629
Globe Life, Inc. (Insurance)	30		2,858
Halliburton Co. (Energy Equipment & Services)	284		6,566
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	111		2,072
Hartford Financial Services Group, Inc. (Insurance)	114		7,065
Hasbro, Inc. (Leisure Products)	41		3,875
HCA Healthcare, Inc. (Health Care Providers & Services)	84		17,366
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	172		5,726
Henry Schein, Inc.* (Health Care Providers & Services)	45		3,339
Hess Corp. (Oil, Gas & Consumable Fuels)	88		7,684
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	417		6,080
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	89		10,735
Hologic, Inc.* (Health Care Equipment & Supplies)	82		5,471
Honeywell International, Inc. (Industrial Conglomerates)	222		48,695
Hormel Foods Corp. (Food Products)	90		4,298
Host Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	225		3,845
Howmet Aerospace, Inc.* (Aerospace & Defense)	125		4,309
HP, Inc. (Technology Hardware, Storage & Peripherals)	383		11,563
Humana, Inc. (Health Care Providers & Services)	41		18,152
Huntington Bancshares, Inc. (Banks)	470		6,707
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	13		2,740

See accompanying notes to financial statements.

272 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
IDEX Corp. (Machinery)	24	$5,281
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	27	17,052
IHS Markit, Ltd. (Professional Services)	120	13,520
Illinois Tool Works, Inc. (Machinery)	92	20,568
Illumina, Inc.* (Life Sciences Tools & Services)	47	22,241
Incyte Corp.* (Biotechnology)	60	5,048
Ingersoll Rand, Inc.* (Machinery)	119	5,808
Intel Corp. (Semiconductors & Semiconductor Equipment)	1,289	72,364
Intercontinental Exchange, Inc. (Capital Markets)	180	21,366
International Business Machines Corp. (IT Services)	285	41,778
International Flavors & Fragrances, Inc. (Chemicals)	79	11,803
International Paper Co. (Containers & Packaging)	125	7,664
Intuit, Inc. (Software)	87	42,645
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	38	34,946
Invesco, Ltd. (Capital Markets)	121	3,234
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	11	2,318
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	61	14,782
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	92	3,893
J.B. Hunt Transport Services, Inc. (Road & Rail)	27	4,400
Jack Henry & Associates, Inc. (IT Services)	24	3,924
Jacobs Engineering Group, Inc. (Construction & Engineering)	42	5,604
Johnson & Johnson (Pharmaceuticals)	840	138,382
Johnson Controls International PLC (Building Products)	229	15,715
JPMorgan Chase & Co. (Banks)	966	150,251
Juniper Networks, Inc. (Communications Equipment)	105	2,872
Kansas City Southern (Road & Rail)	29	8,218
Kellogg Co. (Food Products)	80	5,146
KeyCorp (Banks)	310	6,402
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	59	9,110
Kimberly-Clark Corp. (Household Products)	108	14,448
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	138	2,877
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	622	11,339
KLA Corp. (Semiconductors & Semiconductor Equipment)	49	15,886
L Brands, Inc. (Specialty Retail)	75	5,405
L3Harris Technologies, Inc. (Aerospace & Defense)	65	14,050
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	31	8,551
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	46	29,932
Lamb Weston Holding, Inc. (Food Products)	47	3,791
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	105	5,532
Leggett & Platt, Inc. (Household Durables)	43	2,228
Leidos Holdings, Inc. (IT Services)	42	4,246
Lennar Corp.—Class A (Household Durables)	88	8,743
Lincoln National Corp. (Insurance)	57	3,582
Linde PLC (Chemicals)	166	47,990
Live Nation Entertainment, Inc.* (Entertainment)	46	4,029
LKQ Corp.* (Distributors)	89	4,381
Lockheed Martin Corp. (Aerospace & Defense)	78	29,511
Loews Corp. (Insurance)	71	3,880
Lowe's Cos., Inc. (Specialty Retail)	226	43,836
Lumen Technologies, Inc. (Diversified Telecommunication Services)	317	4,308
LyondellBasell Industries N.V.—Class A (Chemicals)	82	8,435
M&T Bank Corp. (Banks)	41	5,958
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	252	3,432
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	208	12,567
MarketAxess Holdings, Inc. (Capital Markets)	12	5,563
Marriott International, Inc.*—Class A (Hotels, Restaurants & Leisure)	85	11,639
Marsh & McLennan Cos., Inc. (Insurance)	162	22,791
Martin Marietta Materials, Inc. (Construction Materials)	20	7,036
Masco Corp. (Building Products)	81	4,772
Mastercard, Inc.—Class A (IT Services)	279	101,860
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	86	9,061
McCormick & Co., Inc. (Food Products)	79	6,977
McDonald's Corp. (Hotels, Restaurants & Leisure)	238	54,975
McKesson Corp. (Health Care Providers & Services)	50	9,562
Medtronic PLC (Health Care Equipment & Supplies)	429	53,252
Merck & Co., Inc. (Pharmaceuticals)	808	62,838
MetLife, Inc. (Insurance)	237	14,184
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	7	9,697
MGM Resorts International (Hotels, Restaurants & Leisure)	130	5,545
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	87	13,027
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	358	30,423
Microsoft Corp. (Software)	2,404	651,243
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	37	6,232
Mohawk Industries, Inc.* (Household Durables)	19	3,652
Molson Coors Beverage Co.*—Class B (Beverages)	60	3,221
Mondelez International, Inc.—Class A (Food Products)	448	27,974
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	14	5,228
Monster Beverage Corp.* (Beverages)	118	10,779
Moody's Corp. (Capital Markets)	51	18,481
Morgan Stanley (Capital Markets)	476	43,643
Motorola Solutions, Inc. (Communications Equipment)	54	11,710
MSCI, Inc.—Class A (Capital Markets)	26	13,860
Nasdaq, Inc. (Capital Markets)	37	6,505

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 273

Common Stocks, continued

	Shares	Value
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	71	$5,809
Netflix, Inc.* (Entertainment)	142	75,006
Newell Brands, Inc. (Household Durables)	121	3,324
Newmont Corp. (Metals & Mining)	256	16,225
News Corp.—Class A (Media)	125	3,221
News Corp.—Class B (Media)	39	950
NextEra Energy, Inc. (Electric Utilities)	626	45,873
Nielsen Holdings PLC (Professional Services)	114	2,812
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	407	62,877
NiSource, Inc. (Multi-Utilities)	125	3,063
Norfolk Southern Corp. (Road & Rail)	80	21,233
Northern Trust Corp. (Capital Markets)	66	7,631
Northrop Grumman Corp. (Aerospace & Defense)	48	17,445
NortonLifelock, Inc. (Software)	185	5,036
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	118	3,470
NOV, Inc.* (Energy Equipment & Services)	125	1,915
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	78	3,143
Nucor Corp. (Metals & Mining)	95	9,113
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	199	159,221
NVR, Inc.* (Household Durables)	1	4,973
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	88	18,103
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	268	8,380
Old Dominion Freight Line, Inc. (Road & Rail)	30	7,614
Omnicom Group, Inc. (Media)	69	5,519
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	142	7,901
Oracle Corp. (Software)	580	45,147
O'Reilly Automotive, Inc.* (Specialty Retail)	22	12,457
Organon & Co.* (Pharmaceuticals)	81	2,451
Otis Worldwide Corp. (Machinery)	129	10,548
PACCAR, Inc. (Machinery)	111	9,907
Packaging Corp. of America (Containers & Packaging)	30	4,063
Parker-Hannifin Corp. (Machinery)	41	12,592
Paychex, Inc. (IT Services)	102	10,945
Paycom Software, Inc.* (Software)	16	5,816
PayPal Holdings, Inc.* (IT Services)	375	109,305
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	47	3,595
Pentair PLC (Machinery)	53	3,577
People's United Financial, Inc. (Banks)	136	2,331
PepsiCo, Inc. (Beverages)	441	65,343
PerkinElmer, Inc. (Life Sciences Tools & Services)	36	5,559
Perrigo Co. PLC (Pharmaceuticals)	43	1,972
Pfizer, Inc. (Pharmaceuticals)	1,786	69,940
Philip Morris International, Inc. (Tobacco)	497	49,258
Phillips 66 (Oil, Gas & Consumable Fuels)	140	12,015
Pinnacle West Capital Corp. (Electric Utilities)	36	2,951
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	74	12,026
Pool Corp. (Distributors)	13	5,962
PPG Industries, Inc. (Chemicals)	76	12,903
PPL Corp. (Electric Utilities)	246	6,881
Principal Financial Group, Inc. (Insurance)	81	5,118
Prologis, Inc. (Equity Real Estate Investment Trusts)	236	28,209
Prudential Financial, Inc. (Insurance)	126	12,911
PTC, Inc.* (Software)	34	4,803
Public Service Enterprise Group, Inc. (Multi-Utilities)	161	9,618
Public Storage (Equity Real Estate Investment Trusts)	49	14,734
PulteGroup, Inc. (Household Durables)	84	4,584
PVH Corp.* (Textiles, Apparel & Luxury Goods)	23	2,475
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	36	7,043
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	360	51,455
Quanta Services, Inc. (Construction & Engineering)	44	3,985
Quest Diagnostics, Inc. (Health Care Providers & Services)	42	5,543
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	15	1,767
Raymond James Financial, Inc. (Capital Markets)	39	5,066
Raytheon Technologies Corp. (Aerospace & Defense)	484	41,290
Realty Income Corp. (Equity Real Estate Investment Trusts)	119	7,942
Regency Centers Corp. (Equity Real Estate Investment Trusts)	50	3,204
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	33	18,432
Regions Financial Corp. (Banks)	307	6,195
Republic Services, Inc.—Class A (Commercial Services & Supplies)	67	7,371
ResMed, Inc. (Health Care Equipment & Supplies)	46	11,340
Robert Half International, Inc. (Professional Services)	36	3,203
Rockwell Automation, Inc. (Electrical Equipment)	37	10,583
Rollins, Inc. (Commercial Services & Supplies)	71	2,428
Roper Technologies, Inc. (Industrial Conglomerates)	34	15,987
Ross Stores, Inc. (Specialty Retail)	114	14,136
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	70	5,970
S&P Global, Inc. (Capital Markets)	77	31,605
Salesforce.com, Inc.* (Software)	296	72,304
SBA Communications Corp. (Equity Real Estate Investment Trusts)	35	11,155
Schlumberger, Ltd. (Energy Equipment & Services)	446	14,276
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	64	5,628
Sealed Air Corp. (Containers & Packaging)	49	2,903
Sempra Energy (Multi-Utilities)	101	13,381
ServiceNow, Inc.* (Software)	63	34,622
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	105	13,700
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	53	10,163
Snap-on, Inc. (Machinery)	17	3,798
Southwest Airlines Co.* (Airlines)	189	10,034

See accompanying notes to financial statements.

274 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
Stanley Black & Decker, Inc. (Machinery)	52	$10,659
Starbucks Corp. (Hotels, Restaurants & Leisure)	376	42,041
State Street Corp. (Capital Markets)	111	9,133
STERIS PLC (Health Care Equipment & Supplies)	31	6,395
Stryker Corp. (Health Care Equipment & Supplies)	105	27,272
SVB Financial Group* (Banks)	17	9,459
Synchrony Financial (Consumer Finance)	173	8,394
Synopsys, Inc.* (Software)	49	13,514
Sysco Corp. (Food & Staples Retailing)	163	12,673
T. Rowe Price Group, Inc. (Capital Markets)	72	14,254
Take-Two Interactive Software, Inc.* (Entertainment)	37	6,550
Tapestry, Inc.* (Textiles, Apparel & Luxury Goods)	89	3,870
Target Corp. (Multiline Retail)	158	38,195
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	105	14,198
Teledyne Technologies, Inc.* (Aerospace & Defense)	15	6,282
Teleflex, Inc. (Health Care Equipment & Supplies)	15	6,027
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	53	7,100
Tesla, Inc.* (Automobiles)	246	167,206
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	295	56,729
Textron, Inc. (Aerospace & Defense)	72	4,951
The AES Corp. (Independent Power and Renewable Electricity Producers)	213	5,553
The Allstate Corp. (Insurance)	96	12,522
The Bank of New York Mellon Corp. (Capital Markets)	257	13,166
The Boeing Co.* (Aerospace & Defense)	175	41,923
The Charles Schwab Corp. (Capital Markets)	479	34,876
The Clorox Co. (Household Products)	40	7,196
The Coca-Cola Co. (Beverages)	1,238	66,988
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	16	6,340
The Estee Lauder Co., Inc. (Personal Products)	74	23,538
The Gap, Inc. (Specialty Retail)	66	2,221
The Goldman Sachs Group, Inc. (Capital Markets)	109	41,369
The Hershey Co. (Food Products)	47	8,186
The Home Depot, Inc. (Specialty Retail)	339	108,103
The Interpublic Group of Cos., Inc. (Media)	126	4,094
The JM Smucker Co.—Class A (Food Products)	35	4,535
The Kraft Heinz Co. (Food Products)	207	8,441
The Kroger Co. (Food & Staples Retailing)	242	9,271
The Mosaic Co. (Chemicals)	110	3,510
The PNC Financial Services Group, Inc. (Banks)	135	25,753
The Procter & Gamble Co. (Household Products)	781	105,381
The Progressive Corp. (Insurance)	187	18,365
The Sherwin-Williams Co. (Chemicals)	76	20,705
The Southern Co. (Electric Utilities)	338	20,452
The TJX Cos., Inc. (Specialty Retail)	385	25,957
The Travelers Cos., Inc. (Insurance)	80	11,977
The Walt Disney Co.* (Entertainment)	580	101,946
The Western Union Co. (IT Services)	131	3,009
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	388	10,301
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	125	63,058
T-Mobile US, Inc.* (Wireless Telecommunication Services)	187	27,083
Tractor Supply Co. (Specialty Retail)	37	6,884
Trane Technologies PLC (Building Products)	76	13,994
TransDigm Group, Inc.* (Aerospace & Defense)	18	11,651
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	80	6,546
Truist Financial Corp. (Banks)	429	23,810
Twitter, Inc.* (Interactive Media & Services)	255	17,547
Tyler Technologies, Inc.* (Software)	13	5,881
Tyson Foods, Inc.—Class A (Food Products)	94	6,933
U.S. Bancorp (Banks)	433	24,668
UDR, Inc. (Equity Real Estate Investment Trusts)	95	4,653
Ulta Beauty, Inc.* (Specialty Retail)	17	5,878
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	60	1,269
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	63	1,170
Union Pacific Corp. (Road & Rail)	212	46,624
United Airlines Holdings , Inc.* (Airlines)	103	5,386
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	231	48,041
United Rentals, Inc.* (Trading Companies & Distributors)	23	7,337
UnitedHealth Group, Inc. (Health Care Providers & Services)	301	120,532
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	25	3,661
Unum Group (Insurance)	65	1,846
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	130	10,150
Ventas, Inc. (Equity Real Estate Investment Trusts)	120	6,852
VeriSign, Inc.* (IT Services)	32	7,286
Verisk Analytics, Inc.—Class A (Professional Services)	52	9,085
Verizon Communications, Inc. (Diversified Telecommunication Services)	1,321	74,015
Vertex Pharmaceuticals, Inc.* (Biotechnology)	83	16,735
VF Corp. (Textiles, Apparel & Luxury Goods)	103	8,450
ViacomCBS, Inc.—Class B (Media)	193	8,724
Viatris, Inc. (Pharmaceuticals)	386	5,516
Visa, Inc.—Class A (IT Services)	540	126,263
Vornado Realty Trust (Equity Real Estate Investment Trusts)	50	2,334
Vulcan Materials Co. (Construction Materials)	42	7,311
W.R. Berkley Corp. (Insurance)	45	3,349
W.W. Grainger, Inc. (Trading Companies & Distributors)	14	6,132
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	229	12,048
Walmart, Inc. (Food & Staples Retailing)	438	61,767
Waste Management, Inc. (Commercial Services & Supplies)	124	17,373
Waters Corp.* (Life Sciences Tools & Services)	20	6,912
WEC Energy Group, Inc. (Multi-Utilities)	101	8,984
Wells Fargo & Co. (Banks)	1,319	59,737
Welltower, Inc. (Equity Real Estate Investment Trusts)	133	11,052
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	24	8,618
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	98	6,975

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 275

Common Stocks, continued

	Shares	Value
Westinghouse Air Brake Technologies Corp. (Machinery)	57	$4,691
WestRock Co. (Containers & Packaging)	85	4,524
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	239	8,226
Whirlpool Corp. (Household Durables)	20	4,360
Willis Towers Watson PLC (Insurance)	41	9,431
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	34	4,158
Xcel Energy, Inc. (Electric Utilities)	172	11,331
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	78	11,282
Xylem, Inc. (Machinery)	57	6,838
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	95	10,928
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	17	9,001
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	67	10,775
Zions Bancorp (Banks)	52	2,749
Zoetis, Inc. (Pharmaceuticals)	152	28,327
TOTAL COMMON STOCKS (Cost $3,210,265)		11,595,637

Repurchase Agreements(c)(d) (37.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due7/1/21, total to be received $7,315,000	$7,315,000	$7,315,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,315,000)		7,315,000

Collateral for Securities Loaned(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(f)	1,333	$1,333
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,333)		1,333
TOTAL INVESTMENT SECURITIES (Cost $10,526,598)—96.4%		18,911,970
Net other assets (liabilities)—3.6%		702,037
NET ASSETS—100.0%		$19,614,007

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2021. The total value of securities on loan as of June 30, 2021 was $1,319.
(b)	Number of shares is less than 0.50
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2021, the aggregate amount held in a segregated account was $3,350,000.
(d)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	Securities were purchased with cash collateral held from securities on loan at June 30, 2021.
(f)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2021.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	7	9/20/21	$1,501,010	$24,169

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	7/27/21	0.64%	$9,329,873	$15,711
SPDR S&P 500 ETF	Goldman Sachs International	7/27/21	0.54%	1,736,066	2,339
				$11,065,939	$18,050

S&P 500	UBS AG	7/27/21	0.59%	$6,867,405	$11,583
SPDR S&P 500 ETF	UBS AG	7/27/21	0.19%	6,856,050	9,370
				$13,723,455	$20,953
				$24,789,394	$39,003

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

276 :: ProFund VP UltraBull :: Financial Statements

ProFund VP UltraBull invested in the following industries as of June 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$187,895	1.0%
Air Freight & Logistics	82,081	0.4%
Airlines	31,005	0.2%
Auto Components	17,268	0.1%
Automobiles	209,878	1.1%
Banks	498,492	2.5%
Beverages	163,308	0.9%
Biotechnology	205,558	1.0%
Building Products	58,688	0.3%
Capital Markets	349,624	1.8%
Chemicals	205,449	1.0%
Commercial Services & Supplies	46,569	0.2%
Communications Equipment	95,935	0.5%
Construction & Engineering	9,589	NM
Construction Materials	14,347	0.1%
Consumer Finance	76,511	0.4%
Containers & Packaging	38,765	0.2%
Distributors	16,161	0.1%
Diversified Financial Services	168,142	0.9%
Diversified Telecommunication Services	143,913	0.7%
Electric Utilities	176,598	1.0%
Electrical Equipment	73,862	0.4%
Electronic Equipment, Instruments & Components	72,201	0.4%
Energy Equipment & Services	28,063	0.1%
Entertainment	224,289	1.1%
Equity Real Estate Investment Trusts	290,289	1.5%
Food & Staples Retailing	151,548	0.8%
Food Products	107,479	0.5%
Gas Utilities	4,037	NM
Health Care Equipment & Supplies	419,160	2.1%
Health Care Providers & Services	304,276	1.6%
Health Care Technology	7,503	NM
Hotels, Restaurants & Leisure	197,944	1.0%
Household Durables	48,295	0.2%
Household Products	155,637	0.8%
Independent Power and Renewable Electricity Producers	8,696	NM
Industrial Conglomerates	139,144	0.7%
Insurance	214,785	1.1%
Interactive Media & Services	746,032	3.9%
Internet & Direct Marketing Retail	530,088	2.8%
IT Services	601,742	3.1%
Leisure Products	3,875	NM
Life Sciences Tools & Services	147,016	0.7%
Machinery	193,543	1.0%
Media	150,964	0.8%
Metals & Mining	42,706	0.2%
Multiline Retail	61,787	0.3%
Multi-Utilities	86,340	0.5%
Oil, Gas & Consumable Fuels	303,359	1.6%
Personal Products	23,538	0.1%
Pharmaceuticals	421,205	2.2%
Professional Services	37,961	0.2%
Real Estate Management & Development	9,173	NM
Road & Rail	111,379	0.6%
Semiconductors & Semiconductor Equipment	657,489	3.4%
Software	1,027,874	5.1%
Specialty Retail	254,511	1.3%
Technology Hardware, Storage & Peripherals	721,676	3.6%
Textiles, Apparel & Luxury Goods	83,950	0.4%
Tobacco	77,437	0.4%
Trading Companies & Distributors	22,985	0.1%
Water Utilities	8,940	NM
Wireless Telecommunication Services	27,083	0.1%
Other**	8,018,370	40.9%
Total	$19,614,007	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 277

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$10,526,598
Securities, at value(a)	11,596,970
Repurchase agreements, at value	7,315,000
Total Investment Securities, at value	18,911,970
Cash	1,161
Segregated cash balances for futures contracts with brokers	84,700
Dividends receivable	6,730
Unrealized appreciation on swap agreements	39,003
Receivable for capital shares issued	642,725
Variation margin on futures contracts	2,310
Prepaid expenses	321
TOTAL ASSETS	19,688,920
LIABILITIES:
Payable for capital shares redeemed	27,001
Payable for collateral for securities loaned	1,333
Advisory fees payable	11,935
Management services fees payable	1,591
Administration fees payable	1,146
Administrative services fees payable	6,693
Distribution fees payable	7,277
Transfer agency fees payable	1,921
Fund accounting fees payable	778
Compliance services fees payable	147
Other accrued expenses	15,091
TOTAL LIABILITIES	74,913
NET ASSETS	$19,614,007
NET ASSETS CONSIST OF:
Capital	$25,540,198
Total distributable earnings (loss)	(5,926,191)
NET ASSETS	$19,614,007
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	514,409
Net Asset Value (offering and redemption price per share)	$38.13

(a) Includes securities on loan valued at:	$1,319

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Dividends	$83,292
Interest	54
Income from securities lending	117
TOTAL INVESTMENT INCOME	83,463
EXPENSES:
Advisory fees	65,647
Management services fees	8,753
Administration fees	7,438
Transfer agency fees	6,085
Administrative services fees	24,151
Distribution fees	21,882
Custody fees	1,563
Fund accounting fees	5,083
Trustee fees	249
Compliance services fees	93
Other fees	12,415
Total Gross Expenses before reductions	153,359
Expenses reduced and reimbursed by the Advisor	(605)
TOTAL NET EXPENSES	152,754
NET INVESTMENT INCOME (LOSS)	(69,291)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	304,112
Net realized gains (losses) on futures contracts	130,405
Net realized gains (losses) on swap agreements	2,939,575
Change in net unrealized appreciation/depreciation on investment securities	1,255,853
Change in net unrealized appreciation/depreciation on futures contracts	(5,428)
Change in net unrealized appreciation/depreciation on swap agreements	(72,610)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,551,907
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,482,616

See accompanying notes to financial statements.

278 :: ProFund VP UltraBull :: Financial Statements

Statements of Changes in Net Assets
	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(69,291)	$(28,046)
Net realized gains (losses) on investments	3,374,092	(8,922,300)
Change in net unrealized appreciation/depreciation on investments	1,177,815	1,827,277
Change in net assets resulting from operations	4,482,616	(7,123,069)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(9,919,111)
Change in net assets resulting from distributions	—	(9,919,111)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	46,131,146	336,763,515
Distributions reinvested	—	9,919,111
Value of shares redeemed	(48,072,000)	(342,855,065)
Change in net assets resulting from capital transactions	(1,940,854)	3,827,561
Change in net assets	2,541,762	(13,214,619)
NET ASSETS:
Beginning of period	17,072,245	30,286,864
End of period	$19,614,007	$17,072,245
SHARE TRANSACTIONS:
Issued	1,396,996	6,053,018	(a)
Reinvested	—	369,015	(a)
Redeemed	(1,464,045)	(6,307,705	)(a)
Change in shares	(67,049)	114,328

(a)  As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraBull :: 279

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)		Year Ended Dec. 31, 2020(a)		Year Ended Dec. 31, 2019(a)	Year Ended Dec. 31, 2018(a)	Year Ended Dec. 31, 2017(a)	Year Ended Dec. 31, 2016(a)
Net Asset Value, Beginning of Period	$29.36		$64.84		$40.60	$59.07	$53.91	$55.84

Investment Activities:
Net investment income (loss)(b)	(0.13)		(0.07)		0.20	0.20	(0.08)	(0.12)
Net realized and unrealized gains (losses) on investments	8.90		8.84	(c)	24.20	(7.07)	20.72	9.95
Total income (loss) from investment activities	8.77		8.77		24.40	(6.87)	20.64	9.83

Distributions to Shareholders From:
Net investment income	—		(0.49)		(0.16)	—	—	—
Net realized gains on investments	—		(43.76)		—	(11.60)	(15.48)	(11.76)
Total distributions	—		(44.25)		(0.16)	(11.60)	(15.48)	(11.76)

Net Asset Value, End of Period	$38.13		$29.36		$64.84	$40.60	$59.07	$53.91

Total Return(d)	29.87%		19.83%		60.17%	(15.50)%	41.02%	18.60%

Ratios to Average Net Assets:
Gross expenses(e)	1.75%		1.69%		1.62%	1.53%	1.60%	1.68%
Net expenses(e)	1.74	%(f)	1.69	%(f)	1.62%	1.53%	1.60%	1.68%
Net investment income (loss)(e)	(0.79)%		(0.16)%		0.41%	0.37%	(0.12)%	(0.20)%

Supplemental Data:
Net assets, end of period (000's)	$19,614		$17,072		$30,287	$23,465	$34,995	$53,752
Portfolio turnover rate(d)(g)	97%		1,415%		2,393%	3,297%	2,993%	2,888%

(a)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

280 :: ProFund VP UltraMid-Cap :: Financial Statements

Investment Objective: The ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses, that correspond to two times the return of the S&P MidCap 400® for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Swap Agreements	134%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Bio-Techne Corp.	0.5%
Cognex Corp.	0.4%
Molina Healthcare, Inc.	0.4%
Fair Isaac Corp.	0.4%
SolarEdge Technologies, Inc.	0.4%

S&P MidCap 400® Index – Composition

% of Index
Industrials	19%
Financials	15%
Consumer Discretionary	15%
Information Technology	14%
Health Care	11%
Real Estate	10%
Materials	6%
Consumer Staples	3%
Utilities	3%
Energy	2%
Communication Services	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (65.3%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	527	$33,069
ACI Worldwide, Inc.* (Software)	694	25,775
Acuity Brands, Inc. (Electrical Equipment)	210	39,276
Adient PLC* (Auto Components)	553	24,996
Adtalem Global Education, Inc.* (Diversified Consumer Services)	290	10,336
AECOM* (Construction & Engineering)	860	54,456
Affiliated Managers Group, Inc. (Capital Markets)	245	37,781
AGCO Corp. (Machinery)	363	47,328
Alleghany Corp.* (Insurance)	82	54,700
ALLETE, Inc. (Electric Utilities)	307	21,484
Alliance Data Systems Corp. (IT Services)	292	30,423
Amedisys, Inc.* (Health Care Providers & Services)	191	46,782
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	810	37,843
American Eagle Outfitters, Inc. (Specialty Retail)	887	33,289
American Financial Group, Inc. (Insurance)	405	50,512
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	631	14,936
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	1,682	17,476
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	921	43,683
AptarGroup, Inc. (Containers & Packaging)	386	54,364
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	436	49,630
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	610	50,520
ASGN, Inc.* (Professional Services)	312	30,242
Ashland Global Holdings, Inc. (Chemicals)	321	28,088
Aspen Technology, Inc.* (Software)	400	55,016
Associated Banc-Corp. (Banks)	898	18,391
AutoNation, Inc.* (Specialty Retail)	317	30,055
Avient Corp. (Chemicals)	536	26,350
Avis Budget Group, Inc.* (Road & Rail)	304	23,679
Avnet, Inc. (Electronic Equipment, Instruments & Components)	584	23,407
Axon Enterprise, Inc.* (Aerospace & Defense)	380	67,185
BancorpSouth Bank (Banks)	567	16,063
Bank of Hawaii Corp. (Banks)	237	19,960
Bank OZK (Banks)	710	29,934
Belden, Inc. (Electronic Equipment, Instruments & Components)	262	13,249
Bio-Techne Corp. (Life Sciences Tools & Services)	228	102,659
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	805	38,302
Black Hills Corp. (Multi-Utilities)	369	24,217
Blackbaud, Inc.* (Software)	287	21,976
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	474	29,146
Brighthouse Financial, Inc.* (Insurance)	504	22,952
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,743	39,897
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	436	41,542
Brown & Brown, Inc. (Insurance)	1,374	73,015
Brunswick Corp. (Leisure Products)	458	45,626
Builders FirstSource, Inc.* (Building Products)	1,216	51,875
Cable One, Inc. (Media)	32	61,210
Cabot Corp. (Chemicals)	333	18,958
CACI International, Inc.*—Class A (IT Services)	138	35,207

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 281

Common Stocks, continued

	Shares	Value
Callaway Golf Co.* (Leisure Products)	683	$23,038
Camden Property Trust (Equity Real Estate Investment Trusts)	574	76,154
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	889	50,842
Carlisle Cos., Inc. (Industrial Conglomerates)	307	58,754
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	258	26,618
Casey's General Stores, Inc. (Food & Staples Retailing)	217	42,237
Cathay General Bancorp (Banks)	440	17,318
CDK Global, Inc. (Software)	715	35,528
Ceridian HCM Holding, Inc.* (Software)	771	73,954
ChampionX Corp.* (Energy Equipment & Services)	1,100	28,215
Chemed Corp. (Health Care Providers & Services)	94	44,603
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	170	20,206
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	204	40,445
Ciena Corp.* (Communications Equipment)	910	51,770
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	604	43,760
Cinemark Holdings, Inc.* (Entertainment)	639	14,026
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	338	28,771
CIT Group, Inc. (Banks)	582	30,025
Clean Harbors, Inc.* (Commercial Services & Supplies)	295	27,476
Cleveland-Cliffs, Inc.* (Metals & Mining)	2,699	58,190
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	172	25,927
CNO Financial Group, Inc. (Insurance)	773	18,258
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,294	17,676
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,037	87,161
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	144	38,065
Colfax Corp.* (Machinery)	693	31,746
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	180	17,705
Commerce Bancshares, Inc. (Banks)	619	46,153
Commercial Metals Co. (Metals & Mining)	708	21,750
CommVault Systems, Inc.* (Software)	270	21,106
Compass Minerals International, Inc. (Metals & Mining)	200	11,852
Concentrix Corp.* (IT Services)	245	39,396
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	252	33,919
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	660	18,473
Coty, Inc.*—Class A (Personal Products)	1,665	15,551
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	873	32,109
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	139	20,636
Crane Co. (Machinery)	292	26,972
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	678	66,397
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	383	44,627
Cullen/Frost Bankers, Inc. (Banks)	332	37,184
Curtiss-Wright Corp. (Aerospace & Defense)	240	28,502
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	720	51,494
Dana, Inc. (Auto Components)	853	20,267
Darling Ingredients, Inc.* (Food Products)	958	64,664
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	163	62,603
Dick's Sporting Goods, Inc. (Specialty Retail)	385	38,573
Donaldson Co., Inc. (Machinery)	741	47,076
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	969	32,578
Dycom Industries, Inc.* (Construction & Engineering)	181	13,490
Eagle Materials, Inc. (Construction Materials)	249	35,385
East West Bancorp, Inc. (Banks)	833	59,718
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	235	38,646
EMCOR Group, Inc. (Construction & Engineering)	320	39,421
Emergent BioSolutions, Inc.* (Biotechnology)	267	16,818
Encompass Health Corp. (Health Care Providers & Services)	585	45,648
Energizer Holdings, Inc. (Household Products)	341	14,656
EnerSys (Electrical Equipment)	252	24,628
Envestnet, Inc.* (Software)	320	24,275
Envista Holdings Corp.* (Health Care Equipment & Supplies)	944	40,790
EPR Properties* (Equity Real Estate Investment Trusts)	439	23,127
EQT Corp.* (Oil, Gas & Consumable Fuels)	1,639	36,484
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	2,388	20,322
Essent Group, Ltd. (Thrifts & Mortgage Finance)	663	29,802
Essential Utilities, Inc. (Water Utilities)	1,313	60,004
Evercore Partners, Inc.—Class A (Capital Markets)	241	33,926
Exelixis, Inc.* (Biotechnology)	1,842	33,561
F.N.B. Corp. (Banks)	1,876	23,131
FactSet Research Systems, Inc. (Capital Markets)	222	74,504
Fair Isaac Corp.* (Software)	169	84,953
Federated Hermes, Inc.—Class B (Capital Markets)	550	18,651
First American Financial Corp. (Insurance)	645	40,216
First Financial Bankshares, Inc. (Banks)	836	41,073
First Horizon Corp. (Banks)	3,245	56,074
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	758	39,590
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	499	45,164
FirstCash, Inc. (Consumer Finance)	241	18,422
Five Below, Inc.* (Specialty Retail)	329	63,586
Flowers Foods, Inc. (Food Products)	1,157	27,999
Flowserve Corp. (Machinery)	765	30,845
Fluor Corp.* (Construction & Engineering)	739	13,080
Foot Locker, Inc. (Specialty Retail)	606	37,348
Fox Factory Holding Corp.* (Auto Components)	246	38,292
FTI Consulting, Inc.* (Professional Services)	201	27,459

See accompanying notes to financial statements.

282 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Fulton Financial Corp. (Banks)	955	$15,070
GATX Corp. (Trading Companies & Distributors)	208	18,402
Genpact, Ltd. (IT Services)	1,023	46,475
Gentex Corp. (Auto Components)	1,419	46,955
Glacier Bancorp, Inc. (Banks)	561	30,900
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	456	35,354
Graco, Inc. (Machinery)	995	75,321
Graham Holdings Co.—Class B (Diversified Consumer Services)	24	15,214
Grand Canyon Education, Inc.* (Diversified Consumer Services)	272	24,472
Greif, Inc.—Class A (Containers & Packaging)	156	9,446
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	512	17,746
H&R Block, Inc. (Diversified Consumer Services)	1,066	25,030
Haemonetics Corp.* (Health Care Equipment & Supplies)	299	19,925
Halozyme Therapeutics, Inc.* (Biotechnology)	786	35,692
Hancock Whitney Corp. (Banks)	510	22,664
Harley-Davidson, Inc. (Automobiles)	903	41,375
Hawaiian Electric Industries, Inc. (Electric Utilities)	641	27,101
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	832	25,126
Healthcare Services Group, Inc. (Commercial Services & Supplies)	439	13,859
HealthEquity, Inc.* (Health Care Providers & Services)	490	39,435
Helen of Troy, Ltd.* (Household Durables)	144	32,849
Herman Miller, Inc. (Commercial Services & Supplies)	347	16,358
Hexcel Corp.* (Aerospace & Defense)	492	30,701
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	611	27,599
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	390	44,300
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	878	28,886
Home BancShares, Inc. (Banks)	891	21,990
Hubbell, Inc. (Electrical Equipment)	319	59,602
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	887	24,676
IAA, Inc.* (Commercial Services & Supplies)	792	43,197
ICU Medical, Inc.* (Health Care Equipment & Supplies)	116	23,873
IDACORP, Inc. (Electric Utilities)	297	28,958
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	616	44,715
Ingevity Corp.* (Chemicals)	235	19,120
Ingredion, Inc. (Food Products)	393	35,567
Insperity, Inc. (Professional Services)	211	19,068
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	417	28,456
Interactive Brokers Group, Inc. (Capital Markets)	475	31,222
International Bancshares Corp. (Banks)	328	14,084
Iridium Communications, Inc.* (Diversified Telecommunication Services)	690	27,593
ITT, Inc. (Machinery)	506	46,345
j2 Global, Inc.* (Software)	249	34,250
Jabil, Inc. (Electronic Equipment, Instruments & Components)	787	45,740
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	131	14,599
Janus Henderson Group PLC (Capital Markets)	1,002	38,888
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	353	62,707
JBG Smith Properties (Equity Real Estate Investment Trusts)	649	20,450
Jefferies Financial Group, Inc. (Diversified Financial Services)	1,175	40,185
JetBlue Airways Corp.* (Airlines)	1,860	31,211
John Wiley & Sons, Inc.—Class A (Media)	256	15,406
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	301	58,833
KAR Auction Services, Inc.* (Commercial Services & Supplies)	733	12,864
KB Home (Household Durables)	522	21,256
KBR, Inc. (IT Services)	830	31,665
Kemper Corp. (Insurance)	356	26,308
Kennametal, Inc. (Machinery)	491	17,637
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	622	43,316
Kinsale Capital Group, Inc. (Insurance)	126	20,761
Kirby Corp.* (Marine)	353	21,406
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	719	32,686
Kohl's Corp. (Multiline Retail)	918	50,592
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	509	53,150
Lancaster Colony Corp. (Food Products)	115	22,254
Landstar System, Inc. (Road & Rail)	226	35,712
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	802	45,056
Lear Corp. (Auto Components)	321	56,265
LendingTree, Inc.* (Thrifts & Mortgage Finance)	65	13,772
Lennox International, Inc. (Building Products)	202	70,861
LHC Group, Inc.* (Health Care Providers & Services)	186	37,248
Life Storage, Inc. (Equity Real Estate Investment Trusts)	452	48,522
Ligand Pharmaceuticals, Inc.* (Biotechnology)	98	12,857
Lincoln Electric Holdings, Inc. (Machinery)	350	46,099
Lithia Motors, Inc.—Class A (Specialty Retail)	175	60,137
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	144	36,690
LivaNova PLC* (Health Care Equipment & Supplies)	287	24,140
LiveRamp Holdings, Inc.* (IT Services)	402	18,834
Louisiana-Pacific Corp. (Paper & Forest Products)	601	36,234
Lumentum Holdings, Inc.* (Communications Equipment)	446	36,585
Manhattan Associates, Inc.* (Software)	374	54,170
ManpowerGroup, Inc. (Professional Services)	320	38,051
Marriott Vacations Worldwide Corp.* (Hotels, Restaurants & Leisure)	251	39,984
Masimo Corp.* (Health Care Equipment & Supplies)	297	72,008

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 283

Common Stocks, continued

	Shares	Value
MasTec, Inc.* (Construction & Engineering)	332	$35,225
Mattel, Inc.* (Leisure Products)	2,049	41,185
MAXIMUS, Inc. (IT Services)	361	31,757
MDU Resources Group, Inc. (Multi-Utilities)	1,182	37,044
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	3,451	69,365
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	163	28,791
Mercury General Corp. (Insurance)	156	10,132
Mercury Systems, Inc.* (Aerospace & Defense)	330	21,872
MGIC Investment Corp. (Thrifts & Mortgage Finance)	1,993	27,105
Minerals Technologies, Inc. (Chemicals)	198	15,577
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	325	57,834
Molina Healthcare, Inc.* (Health Care Providers & Services)	343	86,799
MSA Safety, Inc. (Commercial Services & Supplies)	214	35,434
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	276	24,765
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	852	19,835
Murphy USA, Inc. (Specialty Retail)	147	19,605
National Fuel Gas Co. (Gas Utilities)	536	28,006
National Instruments Corp. (Electronic Equipment, Instruments & Components)	773	32,682
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,031	48,333
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	405	20,477
Navient Corp. (Consumer Finance)	1,054	20,374
NCR Corp.* (Technology Hardware, Storage & Peripherals)	769	35,074
Nektar Therapeutics* (Pharmaceuticals)	1,071	18,378
Neogen Corp.* (Health Care Equipment & Supplies)	631	29,051
NetScout Systems, Inc.* (Communications Equipment)	433	12,358
Neurocrine Biosciences, Inc.* (Biotechnology)	555	54,013
New Jersey Resources Corp. (Gas Utilities)	566	22,397
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,732	30,106
NewMarket Corp. (Chemicals)	43	13,845
Nordson Corp. (Machinery)	317	69,584
Nordstrom, Inc.* (Multiline Retail)	639	23,368
NorthWestern Corp. (Multi-Utilities)	298	17,946
Nu Skin Enterprises, Inc.—Class A (Personal Products)	294	16,655
NuVasive, Inc.* (Health Care Equipment & Supplies)	303	20,537
nVent Electric PLC (Electrical Equipment)	985	30,771
OGE Energy Corp. (Electric Utilities)	1,176	39,572
Old Republic International Corp. (Insurance)	1,665	41,475
Olin Corp. (Chemicals)	842	38,951
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	333	28,015
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,382	50,153
ONE Gas, Inc. (Gas Utilities)	313	23,200
Oshkosh Corp. (Machinery)	403	50,230
Owens Corning (Building Products)	614	60,111
PacWest Bancorp (Banks)	687	28,277
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	194	20,261
Park Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	1,389	28,627
Patterson Cos., Inc. (Health Care Providers & Services)	511	15,529
Paylocity Holding Corp.* (Software)	221	42,167
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	772	18,181
Penumbra, Inc.* (Health Care Equipment & Supplies)	199	54,538
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,266	23,383
Pilgrim's Pride Corp.* (Food Products)	286	6,343
Pinnacle Financial Partners, Inc. (Banks)	447	39,466
PNM Resources, Inc. (Electric Utilities)	504	24,580
Polaris, Inc. (Leisure Products)	338	46,292
Post Holdings, Inc.* (Food Products)	348	37,748
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	394	20,941
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	381	62,945
Primerica, Inc. (Insurance)	232	35,528
PROG Holdings, Inc.* (Consumer Finance)	396	19,059
Progyny, Inc.* (Health Care Providers & Services)	218	12,862
Prosperity Bancshares, Inc. (Banks)	546	39,203
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	118	17,473
Qualys, Inc.* (Software)	198	19,937
Quidel Corp.* (Health Care Equipment & Supplies)	227	29,083
R1 RCM, Inc.* (Health Care Providers & Services)	812	18,059
Rayonier, Inc. (Equity Real Estate Investment Trusts)	817	29,355
Regal Beloit Corp. (Electrical Equipment)	239	31,909
Reinsurance Group of America, Inc. (Insurance)	399	45,486
Reliance Steel & Aluminum Co. (Metals & Mining)	374	56,437
RenaissanceRe Holdings, Ltd. (Insurance)	292	43,455
Repligen Corp.* (Biotechnology)	300	59,886
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	787	44,820
RH* (Specialty Retail)	99	67,221
RLI Corp. (Insurance)	234	24,474
Royal Gold, Inc. (Metals & Mining)	385	43,929
RPM International, Inc. (Chemicals)	761	67,484
Ryder System, Inc. (Road & Rail)	316	23,488
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,268	23,078
Sabre Corp.* (IT Services)	1,875	23,400
Sailpoint Technologies Holding, Inc.* (Software)	542	27,680
Sanderson Farms, Inc. (Food Products)	117	21,992
Science Applications International Corp. (IT Services)	340	29,828
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	333	25,788

See accompanying notes to financial statements.

284 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
SEI Investments Co. (Capital Markets)	696	$43,131
Selective Insurance Group, Inc. (Insurance)	352	28,565
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	381	26,213
Sensient Technologies Corp. (Chemicals)	248	21,467
Service Corp. International (Diversified Consumer Services)	988	52,946
Signature Bank (Banks)	338	83,029
Silgan Holdings, Inc. (Containers & Packaging)	460	19,090
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	263	40,305
Simpson Manufacturing Co., Inc. (Building Products)	255	28,162
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	446	19,303
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	788	39,266
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	407	32,560
SLM Corp. (Consumer Finance)	1,896	39,703
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	305	84,293
Sonoco Products Co. (Containers & Packaging)	591	39,538
Southwest Gas Holdings, Inc. (Gas Utilities)	341	22,571
Spire, Inc. (Gas Utilities)	304	21,970
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	675	32,292
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	694	17,246
STAAR Surgical Co.* (Health Care Equipment & Supplies)	275	41,938
Steel Dynamics, Inc. (Metals & Mining)	1,179	70,268
Stericycle, Inc.* (Commercial Services & Supplies)	539	38,565
Sterling Bancorp (Banks)	1,131	28,037
Stifel Financial Corp. (Capital Markets)	617	40,019
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,430	49,349
Strategic Education, Inc. (Diversified Consumer Services)	145	11,029
Sunrun, Inc.* (Electrical Equipment)	946	52,768
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	207	32,205
Syneos Health, Inc.* (Life Sciences Tools & Services)	595	53,247
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	244	29,709
Synovus Financial Corp. (Banks)	873	38,307
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	1,343	59,696
Taylor Morrison Home Corp.* (Household Durables)	757	20,000
TEGNA, Inc. (Media)	1,297	24,332
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	585	13,256
Tempur Sealy International, Inc. (Household Durables)	1,076	42,169
Tenet Healthcare Corp.* (Health Care Providers & Services)	627	42,003
Teradata Corp.* (IT Services)	644	32,181
Terex Corp. (Machinery)	410	19,524
Tetra Tech, Inc. (Commercial Services & Supplies)	318	38,809
Texas Capital Bancshares, Inc.* (Banks)	297	18,857
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	385	37,037
The Boston Beer Co., Inc.*—Class A (Beverages)	55	56,144
The Brink's Co. (Commercial Services & Supplies)	292	22,437
The Chemours Co. (Chemicals)	972	33,826
The Goodyear Tire & Rubber Co.* (Auto Components)	1,639	28,109
The Hain Celestial Group, Inc.* (Food Products)	480	19,258
The Hanover Insurance Group, Inc. (Insurance)	211	28,620
The Macerich Co. (Equity Real Estate Investment Trusts)	983	17,940
The Middleby Corp.* (Machinery)	327	56,656
The New York Times Co.—Class A (Media)	853	37,148
The Scotts Miracle-Gro Co.—Class A (Chemicals)	239	45,869
The Timken Co. (Machinery)	402	32,397
The Toro Co. (Machinery)	629	69,114
The Wendy's Co. (Hotels, Restaurants & Leisure)	1,040	24,357
Thor Industries, Inc. (Automobiles)	325	36,725
Toll Brothers, Inc. (Household Durables)	659	38,097
Tootsie Roll Industries, Inc. (Food Products)	103	3,493
TopBuild Corp.* (Household Durables)	194	38,369
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	506	30,082
TreeHouse Foods, Inc.* (Food Products)	330	14,692
Trex Co., Inc.* (Building Products)	678	69,298
Tri Pointe Homes, Inc.* (Household Durables)	696	14,915
Trinity Industries, Inc. (Machinery)	475	12,773
TripAdvisor, Inc.* (Interactive Media & Services)	576	23,212
Trustmark Corp. (Banks)	372	11,458
UGI Corp. (Gas Utilities)	1,226	56,775
UMB Financial Corp. (Banks)	255	23,730
Umpqua Holdings Corp. (Banks)	1,296	23,911
United Bankshares, Inc. (Banks)	788	28,762
United States Steel Corp. (Metals & Mining)	1,584	38,016
United Therapeutics Corp.* (Biotechnology)	263	47,185
Univar Solutions, Inc.* (Trading Companies & Distributors)	996	24,282
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	252	56,027
Urban Edge Properties (Equity Real Estate Investment Trusts)	646	12,339
Urban Outfitters, Inc.* (Specialty Retail)	404	16,653
Valley National Bancorp (Banks)	2,384	32,017
Valmont Industries, Inc. (Construction & Engineering)	125	29,506
Valvoline, Inc. (Chemicals)	1,064	34,537
ViaSat, Inc.* (Communications Equipment)	400	19,936
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	780	17,589
Visteon Corp.* (Auto Components)	164	19,834
Vontier Corp. (Electronic Equipment, Instruments & Components)	991	32,287

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 285

Common Stocks, continued

	Shares	Value
Washington Federal, Inc. (Thrifts & Mortgage Finance)	425	$13,507
Watsco, Inc. (Trading Companies & Distributors)	193	55,322
Webster Financial Corp. (Banks)	531	28,324
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	705	22,609
Werner Enterprises, Inc. (Road & Rail)	335	14,914
WEX, Inc.* (IT Services)	263	50,995
Williams-Sonoma, Inc. (Specialty Retail)	448	71,522
Wingstop, Inc. (Hotels, Restaurants & Leisure)	175	27,585
Wintrust Financial Corp. (Banks)	335	25,336
Woodward, Inc. (Machinery)	344	42,271
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	371	11,772
World Wrestling Entertainment, Inc.—Class A (Entertainment)	266	15,399
Worthington Industries, Inc. (Metals & Mining)	205	12,542
WW International, Inc.* (Diversified Consumer Services)	282	10,191
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	548	39,615
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	947	22,245
XPO Logistics, Inc.* (Air Freight & Logistics)	597	83,514
Yelp, Inc.* (Interactive Media & Services)	411	16,424
YETI Holdings, Inc.* (Leisure Products)	441	40,493
TOTAL COMMON STOCKS (Cost $9,102,479)		13,778,497

Repurchase Agreements(a)(b) (34.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $7,241,000	$7,241,000	$7,241,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,241,000)		7,241,000
TOTAL INVESTMENT SECURITIES (Cost $16,343,479)—99.6%		21,019,497
Net other assets (liabilities)—0.4%		91,852
NET ASSETS—100.0%		$21,111,349

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2021, the aggregate amount held in a segregated account was $3,725,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	7/27/21	0.54%	$14,985,035	$(15,643)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	7/27/21	0.29%	3,663,666	(3,042)
				$18,648,701	$(18,685)

S&P MidCap 400	UBS AG	7/27/21	0.44%	$5,332,925	$(5,537)
SPDR S&P MidCap 400 ETF	UBS AG	7/27/21	0.39%	4,218,500	(3,527)
				$9,551,425	$(9,064)
				$28,200,126	$(27,749)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

286 :: ProFund VP UltraMid-Cap :: Financial Statements

ProFund VP UltraMid-Cap invested in the following industries as of June 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$148,260	0.7%
Air Freight & Logistics	83,514	0.4%
Airlines	31,211	0.1%
Auto Components	234,718	1.1%
Automobiles	78,100	0.4%
Banks	948,446	4.5%
Beverages	56,144	0.3%
Biotechnology	310,532	1.5%
Building Products	280,307	1.4%
Capital Markets	318,122	1.5%
Chemicals	364,072	1.6%
Commercial Services & Supplies	248,999	1.2%
Communications Equipment	120,649	0.6%
Construction & Engineering	185,178	0.9%
Construction Materials	35,385	0.2%
Consumer Finance	97,558	0.5%
Containers & Packaging	122,438	0.6%
Diversified Consumer Services	149,218	0.7%
Diversified Financial Services	40,185	0.2%
Diversified Telecommunication Services	27,593	0.1%
Electric Utilities	141,695	0.7%
Electrical Equipment	238,954	1.1%
Electronic Equipment, Instruments & Components	450,924	2.1%
Energy Equipment & Services	28,215	0.1%
Entertainment	29,425	0.1%
Equity Real Estate Investment Trusts	1,271,627	6.0%
Food & Staples Retailing	115,531	0.5%
Food Products	254,010	1.1%
Gas Utilities	174,919	0.8%
Health Care Equipment & Supplies	463,993	2.1%
Health Care Providers & Services	422,037	2.0%
Hotels, Restaurants & Leisure	389,044	1.8%
Household Durables	207,655	1.0%
Household Products	14,656	0.1%
Industrial Conglomerates	58,754	0.3%
Insurance	564,457	2.7%
Interactive Media & Services	39,636	0.2%
IT Services	370,161	1.8%
Leisure Products	196,634	0.9%
Life Sciences Tools & Services	247,642	1.2%
Machinery	721,918	3.5%
Marine	21,406	0.1%
Media	138,096	0.7%
Metals & Mining	312,984	1.5%
Multiline Retail	101,975	0.5%
Multi-Utilities	79,207	0.4%
Oil, Gas & Consumable Fuels	255,907	1.2%
Paper & Forest Products	36,234	0.2%
Personal Products	32,206	0.2%
Pharmaceuticals	81,085	0.4%
Professional Services	114,820	0.5%
Real Estate Management & Development	58,833	0.3%
Road & Rail	130,479	0.6%
Semiconductors & Semiconductor Equipment	564,670	2.6%
Software	520,787	2.5%
Specialty Retail	437,989	2.1%
Technology Hardware, Storage & Peripherals	57,319	0.3%
Textiles, Apparel & Luxury Goods	241,661	1.1%
Thrifts & Mortgage Finance	114,292	0.5%
Trading Companies & Distributors	122,771	0.6%
Water Utilities	60,004	0.3%
Wireless Telecommunication Services	13,256	0.1%
Other**	7,332,852	34.7%
Total	$21,111,349	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 287

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$16,343,479
Securities, at value	13,778,497
Repurchase agreements, at value	7,241,000
Total Investment Securities, at value	21,019,497
Cash	984
Dividends receivable	10,941
Receivable for capital shares issued	170,843
Prepaid expenses	302
TOTAL ASSETS	21,202,567
LIABILITIES:
Payable for capital shares redeemed	16,024
Unrealized depreciation on swap agreements	27,749
Advisory fees payable	12,717
Management services fees payable	1,696
Administration fees payable	1,279
Administrative services fees payable	8,412
Distribution fees payable	6,565
Transfer agency fees payable	2,147
Fund accounting fees payable	818
Compliance services fees payable	142
Other accrued expenses	13,669
TOTAL LIABILITIES	91,218
NET ASSETS	$21,111,349
NET ASSETS CONSIST OF:
Capital	$14,052,030
Total distributable earnings (loss)	7,059,319
NET ASSETS	$21,111,349
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	312,637
Net Asset Value (offering and redemption price per share)	$67.53

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Dividends	$78,986
Interest	99
Income from securities lending	64
TOTAL INVESTMENT INCOME	79,149
EXPENSES:
Advisory fees	70,283
Management services fees	9,371
Administration fees	7,389
Transfer agency fees	6,142
Administrative services fees	27,615
Distribution fees	23,428
Custody fees	1,538
Fund accounting fees	4,859
Trustee fees	239
Compliance services fees	102
Other fees	10,669
Total Gross Expenses before reductions	161,635
Expenses reduced and reimbursed by the Advisor	(4,201)
TOTAL NET EXPENSES	157,434
NET INVESTMENT INCOME (LOSS)	(78,285)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	436,175
Net realized gains (losses) on futures contracts	12,856
Net realized gains (losses) on swap agreements	3,423,856
Change in net unrealized appreciation/depreciation on investment securities	1,210,158
Change in net unrealized appreciation/depreciation on swap agreements	(6,694)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,076,351
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,998,066

See accompanying notes to financial statements.

288 :: ProFund VP UltraMid-Cap :: Financial Statements

Statements of Changes in Net Assets
	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(78,285)	$(49,610)
Net realized gains (losses) on investments	3,872,887	(69,724)
Change in net unrealized appreciation/depreciation on investments	1,203,464	(1,186,176)
Change in net assets resulting from operations	4,998,066	(1,305,510)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(2,119,595)
Change in net assets resulting from distributions	—	(2,119,595)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	34,905,108	81,827,082
Distributions reinvested	—	2,119,595
Value of shares redeemed	(31,513,744)	(82,675,100)
Change in net assets resulting from capital transactions	3,391,364	1,271,577
Change in net assets	8,389,430	(2,153,528)
NET ASSETS:
Beginning of period	12,721,919	14,875,447
End of period	$21,111,349	$12,721,919
SHARE TRANSACTIONS:
Issued	570,755	1,577,682
Reinvested	—	57,147
Redeemed	(510,438)	(1,624,356)
Change in shares	60,317	10,473

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraMid-Cap :: 289

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016
Net Asset Value, Beginning of Period	$50.42	$61.51	$41.62	$79.70	$68.60	$49.75

Investment Activities:
Net investment income (loss)(a)	(0.26)	(0.21)	0.06	(0.06)	(0.32)	(0.28)

Net realized and unrealized gains (losses) on investments	17.37	(0.36)	19.83	(13.41)	19.39	19.13
Total income (loss) from investment activities	17.11	(0.57)	19.89	(13.47)	19.07	18.85
Distributions to Shareholders From:
Net investment income	—	(0.12)	—	—	—	—
Net realized gains on investments	—	(10.40)	—	(24.61)	(7.97)	—
Total distributions	—	(10.52)	—	(24.61)	(7.97)	—
Net Asset Value, End of Period	$67.53	$50.42	$61.51	$41.62	$79.70	$68.60

Total Return(b)	33.93%	5.22%	47.79%	(26.77)%	28.86%	37.91%
Ratios to Average Net Assets:
Gross expenses(c)	1.72%	1.79%	1.71%	1.68%	1.68%	1.68%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.83)%	(0.48)%	0.11%	(0.10)%	(0.43)%	(0.50)%

Supplemental Data:
Net assets, end of period (000's)	$21,111	$12,722	$14,875	$14,676	$25,815	$37,569
Portfolio turnover rate(b)(d)	53%	488%	603%	617%	594%	547%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

290 :: ProFund VP UltraNasdaq-100 :: Financial Statements

Investment Objective: The ProFund VP UltraNasdaq-100 seeks daily investment results, before fees and expenses, that correspond to two times the return of the Nasdaq-100® Index for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Futures Contracts	— (a)
Swap Agreements	125%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

*  Amount is less than 0.5%

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	8.3%
Microsoft Corp.	7.4%
Amazon.com, Inc.	6.3%
Alphabet, Inc.	5.6%
Facebook, Inc.	3.0%

Nasdaq-100® Index – Composition

% of Index
Information Technology	48%
Communication Services	20%
Consumer Discretionary	17%
Health Care	7%
Consumer Staples	5%
Industrials	2%
Utilities	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (75.2%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	10,228	$976,160
Adobe, Inc.* (Software)	6,292	3,684,847
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	15,995	1,502,410
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,909	534,412
Align Technology, Inc.* (Health Care Equipment & Supplies)	1,042	636,662
Alphabet, Inc.*—Class A (Interactive Media & Services)	2,601	6,351,096
Alphabet, Inc.*—Class C (Interactive Media & Services)	2,799	7,015,190
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	4,362	15,005,977
American Electric Power Co., Inc. (Electric Utilities)	6,578	556,433
Amgen, Inc. (Biotechnology)	7,563	1,843,482
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	4,855	835,837
ANSYS, Inc.* (Software)	1,147	398,078
Apple, Inc. (Technology Hardware, Storage & Peripherals)	144,349	19,770,039
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	12,029	1,712,930
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	1,046	722,619
Atlassian Corp. PLC*—Class A (Software)	1,781	457,468
Autodesk, Inc.* (Software)	2,897	845,634
Automatic Data Processing, Inc. (IT Services)	5,601	1,112,471
Baidu, Inc.*ADR (Interactive Media & Services)	3,411	695,503
Biogen, Inc.* (Biotechnology)	1,982	686,307
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	540	1,181,568
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	5,374	2,562,537
Cadence Design Systems, Inc.* (Software)	3,663	501,172
CDW Corp. (Electronic Equipment, Instruments & Components)	1,845	322,229
Cerner Corp. (Health Care Technology)	3,966	309,983
Charter Communications, Inc.*—Class A (Media)	2,484	1,792,082
Check Point Software Technologies, Ltd.* (Software)	1,781	206,828
Cintas Corp. (Commercial Services & Supplies)	1,383	528,306
Cisco Systems, Inc. (Communications Equipment)	55,471	2,939,963
Cognizant Technology Solutions Corp.—Class A (IT Services)	6,942	480,803
Comcast Corp.—Class A (Media)	60,350	3,441,157
Copart, Inc.* (Commercial Services & Supplies)	3,114	410,519
Costco Wholesale Corp. (Food & Staples Retailing)	5,825	2,304,777
CSX Corp. (Road & Rail)	29,913	959,609
DexCom, Inc.* (Health Care Equipment & Supplies)	1,273	543,571
DocuSign, Inc.* (Software)	2,560	715,699
Dollar Tree, Inc.* (Multiline Retail)	3,053	303,774
eBay, Inc. (Internet & Direct Marketing Retail)	8,967	629,573
Electronic Arts, Inc. (Entertainment)	3,767	541,808
Exelon Corp. (Electric Utilities)	12,863	569,959
Facebook, Inc.*—Class A (Interactive Media & Services)	20,723	7,205,594
Fastenal Co. (Trading Companies & Distributors)	7,562	393,224
Fiserv, Inc.* (IT Services)	8,777	938,174
Fox Corp.—Class A (Media)	4,303	159,770

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraNasdaq-100 :: 291

Common Stocks, continued

	Shares	Value
Fox Corp.—Class B (Media)	3,334	$117,357
Gilead Sciences, Inc. (Biotechnology)	16,506	1,136,603
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	1,123	709,231
Illumina, Inc.* (Life Sciences Tools & Services)	1,922	909,510
Incyte Corp.* (Biotechnology)	2,895	243,556
Intel Corp. (Semiconductors & Semiconductor Equipment)	53,152	2,983,952
Intuit, Inc. (Software)	3,597	1,763,141
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,559	1,433,718
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	10,607	846,545
Keurig Dr Pepper, Inc. (Beverages)	18,657	657,473
KLA Corp. (Semiconductors & Semiconductor Equipment)	2,018	654,256
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,877	1,221,364
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	1,647	601,106
Marriott International, Inc.*—Class A (Hotels, Restaurants & Leisure)	4,286	585,125
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	10,784	629,031
Match Group, Inc.* (Interactive Media & Services)	3,558	573,728
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	3,532	372,132
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	656	1,021,910
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,600	539,064
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	14,761	1,254,390
Microsoft Corp. (Software)	65,149	17,648,864
Moderna, Inc.* (Biotechnology)	5,282	1,241,165
Mondelez International, Inc.—Class A (Food Products)	18,493	1,154,703
Monster Beverage Corp.* (Beverages)	6,957	635,522
NetEase, Inc.ADR (Entertainment)	3,966	457,082
Netflix, Inc.* (Entertainment)	5,836	3,082,633
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	8,199	6,560,019
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	3,630	746,764
Okta, Inc.* (IT Services)	1,646	402,743
O'Reilly Automotive, Inc.* (Specialty Retail)	918	519,781
PACCAR, Inc. (Machinery)	4,571	407,962
Paychex, Inc. (IT Services)	4,743	508,924
PayPal Holdings, Inc.* (IT Services)	15,463	4,507,154
Peloton Interactive, Inc.*—Class A (Leisure Products)	3,534	438,287
PepsiCo, Inc. (Beverages)	18,186	2,694,620
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	4,980	632,560
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	14,848	2,122,225
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,378	769,668
Ross Stores, Inc. (Specialty Retail)	4,695	582,180
Seagen, Inc.* (Biotechnology)	2,389	377,175
Sirius XM Holdings, Inc. (Media)	53,847	352,159
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	2,173	416,673
Splunk, Inc.* (Software)	2,157	311,859
Starbucks Corp. (Hotels, Restaurants & Leisure)	15,510	1,734,173
Synopsys, Inc.* (Software)	2,009	554,062
Tesla, Inc.* (Automobiles)	10,314	7,010,425
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	12,156	2,337,599
The Kraft Heinz Co. (Food Products)	16,100	656,558
T-Mobile US, Inc.* (Wireless Telecommunication Services)	16,412	2,376,950
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	6,935	245,915
VeriSign, Inc.* (IT Services)	1,482	337,437
Verisk Analytics, Inc.—Class A (Professional Services)	2,134	372,852
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,407	686,953
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	11,378	598,597
Workday, Inc.*—Class A (Software)	2,488	593,985
Xcel Energy, Inc. (Electric Utilities)	7,087	466,892
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	3,236	468,055
Zoom Video Communications, Inc.*—Class A (Software)	3,110	1,203,663
TOTAL COMMON STOCKS (Cost $94,356,412)		179,754,264

Repurchase Agreements(a)(b) (25.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $61,770,000	$61,770,000	$61,770,000
TOTAL REPURCHASE AGREEMENTS (Cost $61,770,000)		61,770,000
TOTAL INVESTMENT SECURITIES (Cost $156,126,412)—101.0%		241,524,264
Net other assets (liabilities)—(1.0)%		(2,331,805)
NET ASSETS—100.0%		$239,192,459

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2021, the aggregate amount held in a segregated account was $37,605,000.

See accompanying notes to financial statements.

292 :: ProFund VP UltraNasdaq-100 :: Financial Statements

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
ADR	American Depositary Receipt
NYS	New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	1	9/20/21	$290,980	$14,946

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	7/27/21	0.44%	$34,095,632	$68,440
Nasdaq-100 Index	Goldman Sachs International	7/27/21	0.64%	150,540,296	311,727
				$184,635,928	$380,167

Invesco QQQ Trust, Series 1 ETF	UBS AG	7/27/21	0.49%	$28,478,197	$57,085
Nasdaq-100 Index	UBS AG	7/27/21	0.89%	85,407,566	175,186
				$113,885,763	$232,271
				$298,521,691	$612,438

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraNasdaq-100 invested in the following industries as of June 30, 2021:

	Value	% of Net Assets
Automobiles	$7,010,425	2.9%
Beverages	3,987,615	1.6%
Biotechnology	7,519,321	3.1%
Commercial Services & Supplies	938,825	0.4%
Communications Equipment	2,939,963	1.2%
Electric Utilities	1,593,284	0.7%
Electronic Equipment, Instruments & Components	322,229	0.1%
Entertainment	5,057,683	2.1%
Food & Staples Retailing	2,903,374	1.2%
Food Products	1,811,261	0.8%
Health Care Equipment & Supplies	3,323,182	1.4%
Health Care Technology	309,983	0.1%
Hotels, Restaurants & Leisure	2,319,298	1.0%
Interactive Media & Services	21,841,111	9.1%
Internet & Direct Marketing Retail	19,564,048	8.1%
IT Services	8,287,706	3.5%
Leisure Products	438,287	0.2%
Life Sciences Tools & Services	909,510	0.4%
Machinery	407,962	0.2%
Media	5,862,525	2.5%
Multiline Retail	303,774	0.1%
Professional Services	372,852	0.2%
Road & Rail	959,609	0.3%
Semiconductors & Semiconductor Equipment	27,641,857	11.6%
Software	28,885,300	12.1%
Specialty Retail	1,101,961	0.5%
Technology Hardware, Storage & Peripherals	19,770,039	8.3%
Textiles, Apparel & Luxury Goods	601,106	0.3%
Trading Companies & Distributors	393,224	0.2%
Wireless Telecommunication Services	2,376,950	1.0%
Other**	59,438,195	24.8%
Total	$239,192,459	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraNasdaq-100 :: 293

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$156,126,412
Securities, at value	179,754,264
Repurchase agreements, at value	61,770,000
Total Investment Securities, at value	241,524,264
Cash	1,013
Segregated cash balances for futures contracts with brokers	17,600
Segregated cash balances for swap agreements with custodian	902
Dividends receivable	24,515
Unrealized appreciation on swap agreements	612,438
Receivable for capital shares issued	756,600
Prepaid expenses	3,122
TOTAL ASSETS	242,940,454
LIABILITIES:
Payable for capital shares redeemed	3,202,029
Variation margin on futures contracts	280
Advisory fees payable	136,611
Management services fees payable	18,215
Administration fees payable	13,635
Administrative services fees payable	102,855
Distribution fees payable	104,672
Transfer agency fees payable	22,382
Fund accounting fees payable	7,454
Compliance services fees payable	1,713
Other accrued expenses	138,149
TOTAL LIABILITIES	3,747,995
NET ASSETS	$239,192,459
NET ASSETS CONSIST OF:
Capital	$126,445,285
Total distributable earnings (loss)	112,747,174
NET ASSETS	$239,192,459
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,966,425
Net Asset Value (offering and redemption price per share)	$80.63

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Dividends	$500,849
Interest	1,567
Foreign tax withholding	(333)
Income from securities lending	96
TOTAL INVESTMENT INCOME	502,179
EXPENSES:
Advisory fees	788,325
Management services fees	105,109
Administration fees	82,273
Transfer agency fees	67,288
Administrative services fees	284,518
Distribution fees	262,775
Custody fees	17,315
Fund accounting fees	45,506
Trustee fees	2,774
Compliance services fees	1,031
Other fees	138,652
Total Gross Expenses before reductions	1,795,566
Expenses reduced and reimbursed by the Advisor	(29,713)
TOTAL NET EXPENSES	1,765,853
NET INVESTMENT INCOME (LOSS)	(1,263,674)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(41,839)
Net realized gains (losses) on futures contracts	1,529,827
Net realized gains (losses) on swap agreements	28,433,125
Change in net unrealized appreciation/depreciation on investment securities	19,034,821
Change in net unrealized appreciation/depreciation on futures contracts	(255,257)
Change in net unrealized appreciation/depreciation on swap agreements	(515,985)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	48,184,692
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$46,921,018

See accompanying notes to financial statements.

294 :: ProFund VP UltraNasdaq-100 :: Financial Statements

Statements of Changes in Net Assets
	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,263,674)	$(1,416,614)
Net realized gains (losses) on investments	29,921,113	57,704,632
Change in net unrealized appreciation/depreciation on investments	18,263,579	19,828,872
Change in net assets resulting from operations	46,921,018	76,116,890
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(55,696,682)	(33,497,262)
Change in net assets resulting from distributions	(55,696,682)	(33,497,262)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	399,700,280	830,545,450
Distributions reinvested	55,664,279	33,497,262
Value of shares redeemed	(413,976,514)	(819,603,334)
Change in net assets resulting from capital transactions	41,388,045	44,439,378
Change in net assets	32,612,381	87,059,006
NET ASSETS:
Beginning of period	206,580,078	119,521,072
End of period	$239,192,459	$206,580,078
SHARE TRANSACTIONS:
Issued	4,542,746	12,101,786	(a)
Reinvested	861,676	376,649	(a)
Redeemed	(4,662,465)	(12,210,243	)(a)
Change in shares	741,957	268,192

(a)	As described in Note 8, share amounts have been adjusted for 2:1 share split that occurred on December 11, 2020.

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraNasdaq-100 :: 295

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020(a)	Year Ended Dec. 31, 2019(a)	Year Ended Dec. 31, 2018(a)	Year Ended Dec. 31, 2017(a)	Year Ended Dec. 31, 2016(a)
Net Asset Value, Beginning of Period	$92.87	$61.10	$34.00	$56.77	$34.50	$34.84

Investment Activities:
Net investment income (loss)(b)	(0.53)	(0.76)	(0.12)	(0.21)	(0.33)	(0.25)
Net realized and unrealized gains (losses) on investments	15.81	52.59	27.22	1.11	23.75	3.25
Total income (loss) from investment activities	15.28	51.83	27.10	0.90	23.42	3.00

Distributions to Shareholders From:
Net realized gains on investments	(27.52)	(20.06)	—	(23.67)	(1.15)	(3.34)

Net Asset Value, End of Period	$80.63	$92.87	$61.10	$34.00	$56.77	$34.50

Total Return(c)	23.81%	86.30%	79.66%	(9.63)%	68.33%	8.62%

Ratios to Average Net Assets:
Gross expenses(d)	1.71%	1.74%	1.76%	1.74%	1.69%	1.71%
Net expenses(d)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(1.20)%	(1.05)%	(0.25)%	(0.40)%	(0.68)%	(0.75)%

Supplemental Data:
Net assets, end of period (000's)	$239,192	$206,580	$119,521	$82,454	$131,438	$93,226
Portfolio turnover rate(c)(e)	1%	55%	44%	29%	4%	33%

(a)	As described in Note 8, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

296 :: ProFund VP UltraShort Dow 30 :: Financial Statements

Investment Objective: The ProFund VP UltraShort Dow 30 seeks daily investment results, before fees and expenses, that correspond to two times the inverse of the return of the Dow Jones Industrial Average® for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total Exposure	(199)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP UltraShort Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average® Index – Composition

% of Index
Information Technology	23%
Health Care	17%
Industrials	17%
Financials	16%
Consumer Discretionary	13%
Consumer Staples	7%
Communication Services	4%
Energy	2%
Materials	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a) (83.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $4,000	$4,000	$4,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,000)		4,000
TOTAL INVESTMENT SECURITIES (Cost $4,000)—83.3%		4,000
Net other assets (liabilities)—16.7%		804
NET ASSETS—100.0%		$4,804

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	7/27/21	(0.29)%	$(6,912)	$(45)
Dow Jones Industrial Average	UBS AG	7/27/21	(0.29)%	(2,667)	(17)
				$(9,579)	$(62)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort Dow 30 :: 297

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$4,000
Repurchase agreements, at value	4,000
Total Investment Securities, at value	4,000
Cash	891
TOTAL ASSETS	4,891
LIABILITIES:
Unrealized depreciation on swap agreements	62
Advisory fees payable	8
Management services fees payable	1
Administration fees payable	1
Administrative services fees payable	—	(a)
Distribution fees payable	5
Transfer agency fees payable	1
Fund accounting fees payable	—	(a)
Compliance services fees payable	—	(a)
Other accrued expenses	9
TOTAL LIABILITIES	87
NET ASSETS	$4,804
NET ASSETS CONSIST OF:
Capital	$966,059
Total distributable earnings (loss)	(961,255)
NET ASSETS	$4,804
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,113
Net Asset Value (offering and redemption price per share)	$4.32

(a)	Amount is less than $0.50.

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Interest	$— (a)
EXPENSES:
Advisory fees	54
Management services fees	7
Administration fees	6
Transfer agency fees	5
Administrative services fees	1
Distribution fees	18
Custody fees	1
Fund accounting fees	3
Trustee fees	— (a)
Compliance services fees	— (a)
Audit fees	7
Other fees	5
TOTAL NET EXPENSES	107
NET INVESTMENT INCOME (LOSS)	(107)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(6,159)
Change in net unrealized appreciation/depreciation on swap agreements	26
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(6,133)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,240)

(a)	Amount is less than $0.50.

See accompanying notes to financial statements.

298 :: ProFund VP UltraShort Dow 30 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(107)	$(238)
Net realized gains (losses) on investments	(6,159)	111,234
Change in net unrealized appreciation/depreciation on investments	26	(114)
Change in net assets resulting from operations	(6,240)	110,882
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(109,160)	(185)
Change in net assets resulting from distributions	(109,160)	(185)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,272,447	4,315,564
Distributions reinvested	4,415	185
Value of shares redeemed	(1,163,122)	(4,423,377)
Change in net assets resulting from capital transactions	113,740	(107,628)
Change in net assets	(1,660)	3,069
NET ASSETS:
Beginning of period	6,464	3,395
End of period	$4,804	$6,464
SHARE TRANSACTIONS:
Issued	69,489	39,938	(a)
Reinvested	1,027	2	(a)
Redeemed	(69,491)	(39,875	) (a)
Change in shares	1,025	65

(a)  As described in Note 8, share amounts have been adjusted for 1:5 reverse share split that occurred on December 14, 2020.

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraShort Dow 30 :: 299

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020(a)		Year Ended Dec. 31, 2019(a)(b)	Year Ended Dec. 31, 2018(a)(b)	Year Ended Dec. 31, 2017(a)(b)	Year Ended Dec. 31, 2016(a)(b)
Net Asset Value, Beginning of Period	$73.45	$147.61		$256.37	$250.06	$415.83	$609.78

Investment Activities:
Net investment income (loss)(c)	(0.13)	(1.40)		1.60	1.34	(3.45)	(7.60)
Net realized and unrealized gains (losses) on investments	(18.36)	(64.52	)(d)	(95.56)	4.97 (b)	(162.32)	(186.35)
Total income (loss) from investment activities	(18.49)	(65.92)		(93.96)	6.31	(165.77)	(193.95)

Distributions to Shareholders From:
Net investment income	—	(8.24)		(6.30)	—	—	—
Net realized gains on investments	(50.64)	—		(8.50)	—	—	—
Total distributions	(50.64)	(8.24)		(14.80)	—	—	—

Net Asset Value, End of Period	$4.32	$73.45		$147.61	$256.37	$250.06	$415.83

Total Return(e)	(24.64)%	(45.44)%		(37.95)%	2.56%	(39.90)%	(31.76)%

Ratios to Average Net Assets:
Gross expenses(f)	1.56%	1.46%		1.48%	1.61%	1.68%	1.68%
Net expenses(f)	1.56%	1.46%		1.45%	1.26%	1.68%	1.68%
Net investment income (loss)(f)	(1.56)%	(1.28)%		0.83%	0.59%	(0.99)%	(1.43)%

Supplemental Data:
Net assets, end of period (000's)	$5	$6		$3	$6	$8	$18
Portfolio turnover rate(g)	—	—		—	—	—	—

(a)	As described in Note 8, share amounts have been adjusted for 1:5 reverse share split that occurred on December 14, 2020.
(b)	As described in Note 8, share amounts have been adjusted for 1:8 reverse share split that occurred on November 18, 2019.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

300 :: ProFund VP UltraShort Nasdaq-100 :: Financial Statements

Investment Objective: The ProFund VP UltraShort Nasdaq-100 seeks daily investment results, before fees and expenses, that correspond to two times the inverse of the return of the Nasdaq-100® Index for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP UltraShort Nasdaq-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nasdaq-100® Index – Composition

% of Index
Information Technology	48%
Communication Services	20%
Consumer Discretionary	17%
Health Care	7%
Consumer Staples	5%
Industrials	2%
Utilities	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (86.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $460,000	$460,000	$460,000
TOTAL REPURCHASE AGREEMENTS (Cost $460,000)		460,000
TOTAL INVESTMENT SECURITIES (Cost $460,000)—86.8%		460,000
Net other assets (liabilities)—13.2%		70,006
NET ASSETS—100.0%		$530,006

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2021, the aggregate amount held in a segregated account was $206,000.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Short

		Termination	Rate Paid	Notional	Value and Unrealized Appreciation/
Underlying Instrument	Counterparty	Date(1)	(Received)(2)	Amount	(Depreciation)
Nasdaq-100 Index	Goldman Sachs International	7/27/21	(0.39)%	$(213,683)	$(133)
Nasdaq-100 Index	UBS AG	7/27/21	(0.24)%	(844,860)	(1,764)
				$(1,058,543)	$(1,897)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort Nasdaq-100 :: 301

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$460,000
Repurchase agreements, at value	460,000
Total Investment Securities, at value	460,000
Cash	31
Receivable for capital shares issued	72,776
Receivable from Advisor under an expense limitation agreement	40
Prepaid expenses	51
TOTAL ASSETS	532,898
LIABILITIES:
Payable for capital shares redeemed	47
Unrealized depreciation on swap agreements	1,897
Administration fees payable	20
Administrative services fees payable	366
Distribution fees payable	466
Transfer agency fees payable	60
Fund accounting fees payable	11
Compliance services fees payable	15
Other accrued expenses	10
TOTAL LIABILITIES	2,892
NET ASSETS	$530,006
NET ASSETS CONSIST OF:
Capital	$5,891,775
Total distributable earnings (loss)	(5,361,769)
NET ASSETS	$530,006
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	36,996
Net Asset Value (offering and redemption price per share)	$14.33

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Interest	$47
EXPENSES:
Advisory fees	5,841
Management services fees	779
Administration fees	529
Transfer agency fees	429
Administrative services fees	1,543
Distribution fees	1,947
Custody fees	414
Fund accounting fees	291
Trustee fees	16
Compliance services fees	4
Other fees	213
Recoupment of prior expenses reduced by the Advisor	1,388
Total Gross Expenses before reductions	13,394
Expenses reduced and reimbursed by the Advisor	(320)
TOTAL NET EXPENSES	13,074
NET INVESTMENT INCOME (LOSS)	(13,027)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(306,950)
Change in net unrealized appreciation/depreciation on swap agreements	(316)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(307,266)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(320,293)

See accompanying notes to financial statements.

302 :: ProFund VP UltraShort Nasdaq-100 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(13,027)	$(27,761)
Net realized gains (losses) on investments	(306,950)	3,208,340
Change in net unrealized appreciation/depreciation on investments	(316)	(10,802)
Change in net assets resulting from operations	(320,293)	3,169,777
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(2,439,139)	(6,414)
Change in net assets resulting from distributions	(2,439,139)	(6,414)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	134,258,380	271,425,451
Distributions reinvested	2,439,139	6,414
Value of shares redeemed	(133,644,952)	(275,384,534)
Change in net assets resulting from capital transactions	3,052,567	(3,952,669)
Change in net assets	293,135	(789,306)
NET ASSETS:
Beginning of period	236,871	1,026,177
End of period	$530,006	$236,871
SHARE TRANSACTIONS:
Issued	6,657,514	6,970,122	(a)
Reinvested	134,218	256	(a)
Redeemed	(6,765,790)	(6,972,814	)(a)
Change in shares	25,942	(2,436)

(a)  As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraShort Nasdaq-100 :: 303

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020(a)		Year Ended Dec. 31, 2019(a)	Year Ended Dec. 31, 2018(a)	Year Ended Dec. 31, 2017(a)(b)	Year Ended Dec. 31, 2016(a)(b)
Net Asset Value, Beginning of Period	$21.43	$76.07		$155.01	$175.32	$318.37	$398.74

Investment Activities:
Net investment income (loss)(c)	(0.16)	(0.59)		0.52	0.52	(1.96)	(5.42)
Net realized and unrealized gains (losses) on investments	(4.20)	(53.72	)(d)	(78.58)	(20.83)	(141.09)	(74.95)
Total income (loss) from investment activities	(4.36)	(54.31)		(78.06)	(20.31)	(143.05)	(80.37)

Distributions to Shareholders From:
Net investment income	—	(0.33)		(0.88)	—	—	—
Net realized gains on investments	(2.74)	—		—	—	—	—
Total distributions	(2.74)	(0.33)		(0.88)	—	—	—

Net Asset Value, End of Period	$14.33	$21.43		$76.07	$155.01	$175.32	$318.37

Total Return(e)	(23.06)%	(71.46)%		(50.50)%	(11.59)%	(44.94)%	(20.21)%

Ratios to Average Net Assets:
Gross expenses(f)	1.72%	1.78%		1.68%	1.66%	1.68%	1.68%
Net expenses(f)	1.68%	1.68%		1.67%	1.66%	1.68%	1.68%
Net investment income (loss)(f)	(1.67)%	(1.49)%		0.50%	0.40%	(0.88)%	(1.42)%

Supplemental Data:
Net assets, end of period (000's)	$530	$237		$1,026	$666	$324	$909
Portfolio turnover rate(g)	—	—		—	—	—	—

(a)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.
(b)	As described in Note 8, share amounts have been adjusted for 1:8 reverse share split that occurred on December 11, 2017.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

304 :: ProFund VP UltraSmall-Cap :: Financial Statements

Investment Objective: The ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses, that correspond to two times the return of the Russell 2000® Index for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Equity Securities	41%
Swap Agreements	158%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
AMC Entertainment Holdings, Inc.	0.3%
Intellia Therapeutics, Inc.	0.1%
Arrowhead Pharmaceuticals, Inc.	0.1%
Ovintiv, Inc.	0.1%
Lattice Semiconductor Corp.	0.1%

Russell 2000® Index – Composition

% of Index
Health Care	21%
Financials	15%
Industrials	14%
Information Technology	14%
Consumer Discretionary	12%
Real Estate	7%
Energy	4%
Materials	4%
Communication Services	4%
Consumer Staples	3%
Utilities	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (41.2%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Internet & Direct Marketing Retail)	131	$4,175
1Life Healthcare, Inc.* (Health Care Providers & Services)	574	18,976
1st Source Corp. (Banks)	84	3,903
22nd Century Group, Inc.* (Tobacco)	744	3,445
2U, Inc.* (Software)	354	14,751
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	598	23,901
4D Molecular Therapeutics, Inc.* (Biotechnology)	48	1,156
89bio, Inc.* (Biotechnology)	48	898
8x8, Inc.* (Software)	525	14,574
9 Meters Biopharma, Inc.* (Pharmaceuticals)	1,047	1,152
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	36	1,395
A10 Networks, Inc.* (Software)	296	3,333
AAON, Inc. (Building Products)	207	12,956
AAR Corp.* (Aerospace & Defense)	168	6,510
Aaron's Co., Inc. (The) (Specialty Retail)	167	5,342
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	302	14,022
ABM Industries, Inc. (Commercial Services & Supplies)	332	14,724
Acacia Research Corp.* (Professional Services)	242	1,636
Academy Sports & Outdoors, Inc.* (Leisure Products)	305	12,578
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	590	14,390
Acadia Realty Trust (Equity Real Estate Investment Trusts)	418	9,179
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	278	3,300
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	163	1,314
ACCO Brands Corp. (Commercial Services & Supplies)	459	3,961
Accolade, Inc.* (Health Care Technology)	248	13,469
Accuray, Inc.* (Health Care Equipment & Supplies)	456	2,061
ACI Worldwide, Inc.* (Software)	582	21,615
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	214	3,758
Acushnet Holdings Corp. (Leisure Products)	169	8,349
Acutus Medical, Inc.* (Health Care Equipment & Supplies)	77	1,307
AdaptHealth Corp.* (Health Care Providers & Services)	388	10,635
Addus Homecare Corp.* (Health Care Providers & Services)	76	6,630
Adicet Bio, Inc.* (Pharmaceuticals)	103	1,060
Adient PLC* (Auto Components)	467	21,108
Adtalem Global Education, Inc.* (Diversified Consumer Services)	244	8,696
ADTRAN, Inc. (Communications Equipment)	238	4,915
Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment)	190	21,415
AdvanSix, Inc.* (Chemicals)	135	4,031
Advantage Solutions, Inc.* (Media)	376	4,057
Advent Technologies Holdings, Inc.* (Electrical Equipment)	84	810
Adverum Biotechnologies, Inc.* (Biotechnology)	428	1,498
Aeglea BioTherapeutics, Inc.* (Biotechnology)	199	1,385

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 305

Common Stocks, continued

	Shares	Value
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	114	$1,273
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	209	3,346
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	369	17,818
AeroVironment, Inc.* (Aerospace & Defense)	111	11,117
AerSale Corp.* (Aerospace & Defense)	45	561
Aeva Technologies, Inc.*(a) (Electronic Equipment, Instruments & Components)	122	1,290
AFC Gamma, Inc. (Mortgage Real Estate Investment Trusts)	36	743
Affimed NV* (Biotechnology)	572	4,862
AgEagle Aerial Systems, Inc.* (Machinery)	329	1,734
Agenus, Inc.* (Biotechnology)	971	5,331
Agiliti, Inc.* (Health Care Providers & Services)	111	2,428
Agilysys, Inc.* (Software)	94	5,346
Agios Pharmaceuticals, Inc.* (Biotechnology)	304	16,753
Agree Realty Corp. (Equity Real Estate Investment Trusts)	331	23,332
Air Transport Services Group, Inc.* (Air Freight & Logistics)	291	6,760
Akebia Therapeutics, Inc.* (Biotechnology)	787	2,983
Akero Therapeutics, Inc.* (Biotechnology)	127	3,151
Akouos, Inc.* (Biotechnology)	118	1,481
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	214	2,292
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	38	735
Alamo Group, Inc. (Machinery)	49	7,481
Alarm.com Holdings, Inc.* (Software)	233	19,735
Albany International Corp.—Class A (Machinery)	152	13,568
Albireo Pharma, Inc.* (Biotechnology)	83	2,920
Aldeyra Therapeutics, Inc.* (Biotechnology)	239	2,708
Alector, Inc.* (Biotechnology)	284	5,916
Alerus Financial Corp. (Diversified Financial Services)	74	2,147
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	358	6,559
Alexander's, Inc. (Equity Real Estate Investment Trusts)	11	2,947
Alignment Healthcare, Inc.* (Health Care Providers & Services)	130	3,038
Aligos Therapeutics, Inc.* (Biotechnology)	92	1,875
Alkami Technology, Inc.* (Software)	34	1,213
Alkermes PLC* (Biotechnology)	791	19,395
Allakos, Inc.* (Biotechnology)	172	14,684
Allegheny Technologies, Inc.* (Metals & Mining)	628	13,094
Allegiance Bancshares, Inc. (Banks)	94	3,613
Allegiant Travel Co.* (Airlines)	75	14,550
ALLETE, Inc. (Electric Utilities)	259	18,125
Allied Motion Technologies, Inc. (Electrical Equipment)	57	1,968
Allogene Therapeutics, Inc.* (Biotechnology)	335	8,737
Allovir, Inc.* (Biotechnology)	145	2,862
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	690	12,772
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	104	3,161
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	339	5,193
Alpine Immune Sciences, Inc.* (Biotechnology)	57	513
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	93	1,236
Altabancorp (Banks)	89	3,855
Altair Engineering, Inc.*—Class A (Software)	224	15,449
Altimmune, Inc.* (Biotechnology)	160	1,576
Alto Ingredients, Inc.* (Oil, Gas & Consumable Fuels)	352	2,151
Altra Industrial Motion Corp. (Machinery)	319	20,741
Altus Midstream Co.—Class A (Oil, Gas & Consumable Fuels)	16	1,080
ALX Oncology Holdings, Inc.* (Biotechnology)	87	4,757
Amalgamated Financial Corp. (Banks)	67	1,047
A-Mark Precious Metals, Inc. (Diversified Financial Services)	43	2,000
Ambac Financial Group, Inc.* (Insurance)	224	3,508
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	172	18,340
AMC Entertainment Holdings, Inc.*(a)—Class A (Entertainment)	2,007	113,757
AMC Networks, Inc.*—Class A (Media)	143	9,552
Amerant Bancorp, Inc.* (Banks)	103	2,202
Ameresco, Inc.*—Class A (Construction & Engineering)	152	9,533
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	246	9,173
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	556	5,755
American Eagle Outfitters, Inc. (Specialty Retail)	750	28,149
American Equity Investment Life Holding Co. (Insurance)	421	13,607
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	539	4,571
American National Bankshares, Inc. (Banks)	52	1,617
American National Group, Inc. (Insurance)	37	5,496
American Outdoor Brands, Inc.* (Leisure Products)	69	2,425
American Public Education, Inc.* (Diversified Consumer Services)	92	2,607
American Software, Inc.—Class A (Software)	152	3,338
American States Water Co. (Water Utilities)	182	14,479
American Superconductor Corp.* (Electrical Equipment)	133	2,313
American Vanguard Corp. (Chemicals)	145	2,539
American Well Corp.*—Class A (Health Care Technology)	959	12,064
American Woodmark Corp.* (Building Products)	84	6,862
America's Car-Mart, Inc.* (Specialty Retail)	30	4,252
Ameris Bancorp (Banks)	328	16,607
AMERISAFE, Inc. (Insurance)	94	5,611
Amicus Therapeutics, Inc.* (Biotechnology)	1,296	12,493

See accompanying notes to financial statements.

306 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	503	$11,906
AMMO, Inc.* (Leisure Products)	325	3,182
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	232	22,499
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	491	2,514
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	182	3,669
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	937	1,565
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	824	13,489
AnaptysBio, Inc.* (Biotechnology)	95	2,463
Anavex Life Sciences Corp.* (Biotechnology)	306	6,995
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	182	4,938
Angion Biomedica Corp.* (Pharmaceuticals)	29	378
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	48	1,682
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	71	3,074
Annexon, Inc.* (Biotechnology)	154	3,467
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	823	3,588
Anterix, Inc.* (Diversified Telecommunication Services)	55	3,299
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	1,410	21,192
Apartment Investment and Management Co. (Equity Real Estate Investment Trusts)	734	4,925
Apellis Pharmaceuticals, Inc.* (Biotechnology)	320	20,224
API Group Corp.* (Construction & Engineering)	889	18,571
Apogee Enterprises, Inc. (Building Products)	125	5,091
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	692	11,037
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	179	11,243
Appfolio, Inc.* (Software)	92	12,990
AppHarvest, Inc.*(a) (Food Products)	236	3,776
Appian Corp.* (Software)	194	26,724
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	1,035	15,794
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	191	17,392
Applied Molecular Transport, Inc.* (Biotechnology)	121	5,535
Applied Therapeutics, Inc.* (Biotechnology)	87	1,808
Apria, Inc.* (Health Care Providers & Services)	37	1,036
Apyx Medical Corp.* (Health Care Equipment & Supplies)	154	1,588
AquaBounty Technologies, Inc.* (Biotechnology)	259	1,388
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	627	11,173
Arbutus Biopharma Corp.* (Biotechnology)	385	1,167
ArcBest Corp. (Road & Rail)	125	7,274
Arch Resources, Inc.* (Oil, Gas & Consumable Fuels)	75	4,274
Archrock, Inc. (Energy Equipment & Services)	665	5,925
Arcimoto, Inc.*(a) (Automobiles)	135	2,321
Arconic Corp.* (Metals & Mining)	544	19,376
Arcosa, Inc. (Construction & Engineering)	239	14,039
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	104	3,519
Arcus Biosciences, Inc.* (Biotechnology)	223	6,124
Arcutis Biotherapeutics, Inc.* (Biotechnology)	136	3,711
Ardelyx, Inc.* (Biotechnology)	417	3,161
Arena Pharmaceuticals, Inc.* (Biotechnology)	301	20,528
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	186	2,732
Argan, Inc. (Construction & Engineering)	74	3,536
Argo Group International Holdings, Ltd. (Insurance)	156	8,085
Arko Corp.* (Specialty Retail)	101	928
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	401	2,715
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	294	3,907
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	349	3,986
Array Technologies, Inc.* (Electrical Equipment)	629	9,812
Arrow Financial Corp. (Banks)	66	2,373
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	500	41,409
Artesian Resources Corp.—Class A (Water Utilities)	40	1,471
Artisan Partners Asset Management, Inc. (Capital Markets)	288	14,636
Arvinas, Inc.* (Pharmaceuticals)	215	16,556
Asana, Inc.*—Class A (Software)	364	22,579
Asbury Automotive Group, Inc.* (Specialty Retail)	95	16,280
Asensus Surgical, Inc.* (Health Care Equipment & Supplies)	1,153	3,655
ASGN, Inc.* (Professional Services)	256	24,813
Ashford Hospitality Trust, Inc.* (Equity Real Estate Investment Trusts)	540	2,462
Aspen Aerogels, Inc.* (Energy Equipment & Services)	106	3,172
Aspira Women's Health, Inc.* (Health Care Equipment & Supplies)	358	2,012
Assetmark Financial Holdings, Inc.* (Capital Markets)	88	2,205
Associated Banc-Corp. (Banks)	746	15,278
Associated Capital Group, Inc.—Class A (Capital Markets)	8	311
Astec Industries, Inc. (Machinery)	112	7,049
Astronics Corp.* (Aerospace & Defense)	118	2,066
At Home Group, Inc.* (Specialty Retail)	324	11,936
Atara Biotherapeutics, Inc.* (Biotechnology)	407	6,329
Atea Pharmaceuticals, Inc.* (Biotechnology)	318	6,831
Aterian, Inc.*(a) (Household Durables)	98	1,434
Athenex, Inc.* (Biotechnology)	426	1,968
Athersys, Inc.* (Biotechnology)	991	1,427
Athira Pharma, Inc.* (Pharmaceuticals)	159	1,628
Atkore, Inc.* (Electrical Equipment)	232	16,472
Atlantic Capital Bancshares, Inc.* (Banks)	97	2,470
Atlantic Union Bankshares (Banks)	388	14,053
Atlanticus Holdings Corp.* (Consumer Finance)	26	1,032

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 307

Common Stocks, continued

	Shares	Value
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	142	$9,672
Atlas Technical Consultants, Inc.* (Professional Services)	66	639
ATN International, Inc. (Diversified Telecommunication Services)	55	2,502
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	100	2,144
Atossa Therapeutics, Inc.*(a) (Health Care Equipment & Supplies)	577	3,647
Atreca, Inc.*—Class A (Biotechnology)	128	1,091
AtriCure, Inc.* (Health Care Equipment & Supplies)	221	17,532
Atrion Corp. (Health Care Equipment & Supplies)	7	4,347
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	237	8,620
Avaya Holdings Corp.*—Class C (Software)	407	10,948
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	190	2,350
Aviat Networks, Inc.* (Communications Equipment)	48	1,573
Avid Bioservices, Inc.* (Biotechnology)	298	7,644
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	178	6,969
Avidity Biosciences, Inc.* (Biotechnology)	149	3,682
Avient Corp. (Chemicals)	449	22,074
Avis Budget Group, Inc.* (Road & Rail)	252	19,628
Avista Corp. (Multi-Utilities)	342	14,593
Avita Medical, Inc.* (Biotechnology)	118	2,421
Avrobio, Inc.* (Biotechnology)	179	1,591
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	164	6,629
AxoGen, Inc.* (Health Care Equipment & Supplies)	188	4,063
Axonics, Inc.* (Health Care Equipment & Supplies)	205	12,999
Axos Financial, Inc.*—Class I (Thrifts & Mortgage Finance)	281	13,036
Axsome Therapeutics, Inc.* (Pharmaceuticals)	137	9,242
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	197	2,163
AZZ, Inc. (Electrical Equipment)	123	6,369
B Riley Financial, Inc. (Capital Markets)	98	7,399
B&G Foods, Inc.(a)—Class A (Food Products)	316	10,365
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	274	2,159
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	144	14,129
Balchem Corp. (Chemicals)	159	20,871
Bally's Corp.* (Hotels, Restaurants & Leisure)	161	8,712
Banc of California, Inc. (Banks)	223	3,911
BancFirst Corp. (Banks)	85	5,307
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Diversified Financial Services)	153	2,352
BancorpSouth Bank (Banks)	502	14,222
Bandwidth, Inc.* (Diversified Telecommunication Services)	113	15,585
Bank First Corp. (Banks)	33	2,302
Bank of Marin Bancorp (Banks)	63	2,010
BankUnited, Inc. (Banks)	459	19,595
Banner Corp. (Banks)	171	9,270
Bar Harbor Bankshares (Banks)	73	2,089
Barnes & Noble Education, Inc.* (Specialty Retail)	189	1,363
Barnes Group, Inc. (Machinery)	233	11,941
Barrett Business Services, Inc. (Professional Services)	37	2,687
Bassett Furniture Industries, Inc. (Household Durables)	46	1,120
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	275	14,644
Beam Global* (Electrical Equipment)	43	1,647
Beam Therapeutics, Inc.* (Biotechnology)	232	29,861
Beauty Health Co. (The)* (Personal Products)	229	3,847
Beazer Homes USA, Inc.* (Household Durables)	144	2,778
Bed Bath & Beyond, Inc.* (Specialty Retail)	541	18,010
Belden, Inc. (Electronic Equipment, Instruments & Components)	218	11,024
BellRing Brands, Inc.*—Class A (Personal Products)	196	6,143
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	176	5,009
Benefitfocus, Inc.* (Software)	123	1,734
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	236	10,575
Berkshire Hills Bancorp, Inc. (Banks)	251	6,880
Berry Corp. (Oil, Gas & Consumable Fuels)	332	2,231
Beyondspring, Inc.* (Biotechnology)	110	1,148
BGC Partners, Inc.—Class A (Capital Markets)	1,635	9,270
Big 5 Sporting Goods Corp. (Specialty Retail)	103	2,645
Big Lots, Inc. (Multiline Retail)	171	11,288
BigCommerce Holdings, Inc.*—Class I (IT Services)	232	15,061
Biglari Holdings, Inc.*—Class B (Hotels, Restaurants & Leisure)	4	638
BioAtla, Inc.* (Biotechnology)	60	2,543
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	876	13,850
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	459	1,643
Biodesix, Inc.* (Health Care Providers & Services)	61	806
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	266	25,823
Biolife Solutions, Inc.* (Health Care Equipment & Supplies)	120	5,341
Biomea Fusion, Inc.* (Biotechnology)	43	671
Bionano Genomics, Inc.*(a) (Life Sciences Tools & Services)	1,386	10,159
Bioventus, Inc.*—Class A (Health Care Equipment & Supplies)	41	722
Bioxcel Therapeutics, Inc.* (Biotechnology)	75	2,180
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	111	5,455
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	676	32,163
Black Diamond Therapeutics, Inc.* (Biotechnology)	112	1,365

See accompanying notes to financial statements.

308 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Black Hills Corp. (Multi-Utilities)	311	$20,411
Blackbaud, Inc.* (Software)	239	18,300
Blackline, Inc.* (Software)	264	29,376
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	683	21,782
Blink Charging Co.*(a) (Specialty Retail)	180	7,411
Bloom Energy Corp.* (Electrical Equipment)	686	18,433
Bloomin' Brands, Inc.* (Hotels, Restaurants & Leisure)	437	11,860
Blucora, Inc.* (Capital Markets)	240	4,154
Blue Bird Corp.* (Machinery)	78	1,939
Blue Ridge Bankshares, Inc. (Banks)	85	1,489
Bluebird Bio, Inc.* (Biotechnology)	333	10,649
Bluegreen Vacations Holding Corp.* (Hotels, Restaurants & Leisure)	75	1,350
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	44	2,212
Blueprint Medicines Corp.* (Biotechnology)	288	25,332
BM Technologies, Inc.* (IT Services)	23	286
Boise Cascade Co. (Paper & Forest Products)	194	11,319
Bolt Biotherapeutics, Inc.* (Biotechnology)	57	881
Bonanza Creek Energy, Inc. (Oil, Gas & Consumable Fuels)	152	7,155
Boot Barn Holdings, Inc.* (Specialty Retail)	142	11,935
Boston Omaha Corp.*—Class A (Media)	86	2,727
Boston Private Financial Holdings, Inc. (Banks)	405	5,974
Bottomline Technologies, Inc.* (Software)	218	8,083
Box, Inc.*—Class A (Software)	726	18,549
Brady Corp.—Class A (Commercial Services & Supplies)	232	13,001
Braemar Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	219	1,360
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	836	11,462
Bridgebio Pharma, Inc.* (Biotechnology)	530	32,308
Bridgewater Bancshares, Inc.* (Thrifts & Mortgage Finance)	104	1,680
Brigham Minerals, Inc. (Oil, Gas & Consumable Fuels)	215	4,577
Brightcove, Inc.* (IT Services)	198	2,841
Brightsphere Investment Group, Inc. (Capital Markets)	286	6,701
BrightSpire Capital, Inc. (Mortgage Real Estate Investment Trusts)	416	3,910
BrightView Holdings, Inc.* (Commercial Services & Supplies)	202	3,256
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	224	13,854
Bristow Group, Inc.* (Energy Equipment & Services)	32	820
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts)	633	6,703
Broadstone Net Lease, Inc. (Equity Real Estate Investment Trusts)	701	16,410
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	912	7,205
Brookfield Infrastructure Corp.—Class A (Gas Utilities)	180	13,572
Brookline Bancorp, Inc. (Banks)	378	5,651
Brooklyn ImmunoTherapeutics, Inc.*(a) (Entertainment)	117	2,107
BRP Group, Inc.*—Class A (Insurance)	227	6,050
BRT Apartments Corp. (Equity Real Estate Investment Trusts)	54	936
Bryn Mawr Bank Corp. (Banks)	98	4,135
BTRS Holdings, Inc.* (Software)	234	2,953
Business First Bancshares, Inc. (Banks)	96	2,203
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	160	2,317
Byline Bancorp, Inc. (Banks)	126	2,851
Byrna Technologies, Inc.* (Aerospace & Defense)	52	1,181
C4 Therapeutics, Inc.* (Biotechnology)	170	6,433
Cabot Corp. (Chemicals)	277	15,770
Cactus, Inc.—Class A (Energy Equipment & Services)	269	9,877
Cadence Bancorp (Banks)	606	12,653
Cadiz, Inc.* (Water Utilities)	98	1,333
Caesarstone, Ltd. (Building Products)	111	1,638
CAI International, Inc. (Trading Companies & Distributors)	80	4,480
CalAmp Corp.* (Communications Equipment)	172	2,188
Calavo Growers, Inc. (Food Products)	84	5,327
Caleres, Inc. (Specialty Retail)	182	4,967
California Resources Corp.* (Oil, Gas & Consumable Fuels)	414	12,478
California Water Service Group (Water Utilities)	250	13,885
Calix, Inc.* (Communications Equipment)	269	12,777
Callaway Golf Co.* (Leisure Products)	570	19,226
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	197	11,365
Cal-Maine Foods, Inc. (Food Products)	176	6,373
Cambium Networks Corp.* (Communications Equipment)	44	2,127
Cambridge Bancorp (Banks)	34	2,822
Camden National Corp. (Banks)	73	3,486
Camping World Holdings, Inc.—Class A (Specialty Retail)	210	8,608
Cannae Holdings, Inc.* (Diversified Financial Services)	431	14,614
Canoo, Inc.*(a) (Automobiles)	393	3,906
Cantaloupe, Inc.* (IT Services)	287	3,404
Capital Bancorp, Inc.* (Banks)	38	777
Capital City Bank Group, Inc. (Banks)	66	1,702
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	640	7,539
Capstar Financial Holdings, Inc. (Banks)	101	2,071
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	470	2,886
Cara Therapeutics, Inc.* (Biotechnology)	219	3,125
Cardiff Oncology, Inc.* (Biotechnology)	178	1,184
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	194	8,274
Cardlytics, Inc.* (Media)	158	20,056
CareDx, Inc.* (Biotechnology)	247	22,605
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	476	11,057
Cargurus, Inc.* (Interactive Media & Services)	458	12,013
CarLotz, Inc.* (Specialty Retail)	214	1,168

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 309

Common Stocks, continued

	Shares	Value
CarParts.com, Inc.* (Internet & Direct Marketing Retail)	233	$4,744
Carpenter Technology Corp. (Metals & Mining)	235	9,452
Carriage Services, Inc. (Diversified Consumer Services)	82	3,032
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	165	992
Cars.com, Inc.* (Interactive Media & Services)	337	4,829
Carter Bankshares, Inc.* (Banks)	128	1,601
Casa Systems, Inc.* (Communications Equipment)	155	1,375
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	242	15,350
Casper Sleep, Inc.* (Household Durables)	143	1,178
Cass Information Systems, Inc. (IT Services)	70	2,853
Cassava Sciences, Inc.* (Pharmaceuticals)	189	16,149
Castle Biosciences, Inc.* (Biotechnology)	105	7,700
Castlight Health, Inc.*—Class B (Health Care Technology)	589	1,549
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	478	2,749
CatchMark Timber Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	241	2,820
Cathay General Bancorp (Banks)	377	14,839
Cavco Industries, Inc.* (Household Durables)	46	10,221
CBIZ, Inc.* (Professional Services)	247	8,094
CBTX, Inc. (Banks)	91	2,485
CECO Environmental Corp.* (Commercial Services & Supplies)	153	1,095
Celcuity, Inc.* (Biotechnology)	39	936
Celldex Therapeutics, Inc.* (Biotechnology)	193	6,454
CEL-SCI Corp.* (Biotechnology)	175	1,519
Celsius Holdings, Inc.* (Beverages)	224	17,043
Centennial Resource Development, Inc.*—Class A (Oil, Gas & Consumable Fuels)	892	6,048
Centerspace (Equity Real Estate Investment Trusts)	65	5,129
Central Garden & Pet Co.* (Household Products)	49	2,594
Central Garden & Pet Co.*—Class A (Household Products)	199	9,612
Central Pacific Financial Corp. (Banks)	136	3,544
Centrus Energy Corp.*—Class A (Oil, Gas & Consumable Fuels)	47	1,193
Century Aluminum Co.* (Metals & Mining)	253	3,261
Century Bancorp, Inc.—Class A (Banks)	13	1,482
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	134	1,800
Century Communities, Inc. (Household Durables)	148	9,848
Cerecor, Inc.* (Pharmaceuticals)	261	853
Cerence, Inc.* (Software)	186	19,848
Cerevel Therapeutics Holdings, Inc.*(a) (Biotechnology)	174	4,458
Cerus Corp.* (Health Care Equipment & Supplies)	829	4,899
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	111	5,250
ChampionX Corp.* (Energy Equipment & Services)	1,000	25,649
ChannelAdvisor Corp.* (Software)	144	3,529
Chart Industries, Inc.* (Machinery)	180	26,337
Chase Corp. (Chemicals)	37	3,797
Chatham Lodging Trust* (Equity Real Estate Investment Trusts)	236	3,037
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	155	4,934
ChemoCentryx, Inc.* (Biotechnology)	266	3,562
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	487	25,285
Chesapeake Utilities Corp. (Gas Utilities)	85	10,228
Chicken Soup For The Soul Entertainment, Inc.* (Entertainment)	57	2,360
Chico's FAS, Inc.* (Specialty Retail)	593	3,902
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	1,135	17,093
Chimerix, Inc.* (Biotechnology)	360	2,880
Chinook Therapeutics, Inc.* (Biotechnology)	155	2,189
ChromaDex Corp.* (Life Sciences Tools & Services)	231	2,278
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	98	3,651
Cimpress PLC* (Commercial Services & Supplies)	86	9,323
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	249	3,840
Cinemark Holdings, Inc.* (Entertainment)	533	11,699
CIRCOR International, Inc.* (Machinery)	91	2,967
CIT Group, Inc. (Banks)	489	25,228
Citi Trends, Inc.* (Specialty Retail)	44	3,828
Citius Pharmaceuticals, Inc.*(a) (Pharmaceuticals)	560	1,949
Citizens & Northern Corp. (Banks)	77	1,887
Citizens, Inc.* (Insurance)	246	1,301
City Holding Co. (Banks)	76	5,718
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	211	2,623
Civista Bancshares, Inc. (Banks)	77	1,702
Clarus Corp. (Leisure Products)	119	3,058
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	685	6,953
Cleanspark, Inc.* (Software)	161	2,679
Clear Channel Outdoor Holdings, Inc.* (Media)	1,790	4,726
Clearfield, Inc.* (Communications Equipment)	56	2,097
ClearPoint Neuro, Inc.* (Health Care Equipment & Supplies)	93	1,775
Clearwater Paper Corp.* (Paper & Forest Products)	81	2,347
Clearway Energy, Inc.—Class A (Independent Power and Renewable Electricity Producers)	172	4,338
Clearway Energy, Inc.—Class C (Independent Power and Renewable Electricity Producers)	404	10,698
Clene, Inc.* (Biotechnology)	113	1,270
Clipper Realty, Inc. (Equity Real Estate Investment Trusts)	60	441
Cloudera, Inc.* (Software)	1,141	18,096
Clovis Oncology, Inc.* (Biotechnology)	491	2,848
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	144	21,707
CNB Financial Corp. (Banks)	79	1,803

See accompanying notes to financial statements.

310 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
CNO Financial Group, Inc. (Insurance)	647	$15,282
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,078	14,725
Coastal Financial Corp.* (Banks)	47	1,342
Coca-Cola Consolidated, Inc. (Beverages)	23	9,249
Codexis, Inc.* (Life Sciences Tools & Services)	297	6,730
Codiak Biosciences, Inc.* (Biotechnology)	77	1,427
Coeur Mining, Inc.* (Metals & Mining)	1,195	10,612
Cogent Biosciences, Inc.* (Biotechnology)	183	1,484
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	210	16,147
Cohen & Steers, Inc. (Capital Markets)	123	10,097
Coherus Biosciences, Inc.* (Biotechnology)	316	4,370
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	236	8,682
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	173	4,090
Columbia Banking System, Inc. (Banks)	355	13,689
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	198	3,410
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	565	9,825
Columbus McKinnon Corp. (Machinery)	137	6,609
Comfort Systems USA, Inc. (Construction & Engineering)	176	13,867
Commercial Metals Co. (Metals & Mining)	592	18,185
Commercial Vehicle Group, Inc.* (Machinery)	158	1,680
Community Bank System, Inc. (Banks)	264	19,972
Community Health Systems, Inc.* (Health Care Providers & Services)	612	9,449
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	115	5,458
Community Trust Bancorp, Inc. (Banks)	77	3,109
CommVault Systems, Inc.* (Software)	208	16,259
Compass Minerals International, Inc. (Metals & Mining)	169	10,015
Computer Programs & Systems, Inc. (Health Care Technology)	69	2,293
CompX International, Inc. (Commercial Services & Supplies)	8	166
comScore, Inc.* (Media)	339	1,695
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	451	3,008
Comtech Telecommunications Corp. (Communications Equipment)	126	3,044
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	127	1,076
Conduent, Inc.* (IT Services)	826	6,195
CONMED Corp. (Health Care Equipment & Supplies)	143	19,652
ConnectOne Bancorp, Inc. (Banks)	184	4,815
Conn's, Inc.* (Specialty Retail)	88	2,244
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	169	3,121
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	359	3,156
Constellation Pharmaceuticals, Inc.* (Biotechnology)	179	6,050
Constellium SE* (Metals & Mining)	605	11,465
Construction Partners, Inc.*—Class A (Construction & Engineering)	140	4,396
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	724	3,128
Cooper-Standard Holding, Inc.* (Auto Components)	83	2,407
Corcept Therapeutics, Inc.* (Pharmaceuticals)	476	10,472
CoreCivic, Inc.* (Equity Real Estate Investment Trusts)	591	6,188
Core-Mark Holding Co., Inc. (Distributors)	220	9,901
CorePoint Lodging, Inc.* (Equity Real Estate Investment Trusts)	194	2,076
CorMedix, Inc.* (Pharmaceuticals)	187	1,283
Cornerstone Building Brands, Inc.* (Building Products)	270	4,909
Cornerstone OnDemand, Inc.* (Software)	310	15,990
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	557	15,590
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	133	4,428
Cortexyme, Inc.* (Biotechnology)	98	5,194
CorVel Corp.* (Health Care Providers & Services)	43	5,775
Costamare, Inc. (Marine)	260	3,071
Coursera, Inc.* (Diversified Consumer Services)	59	2,334
Covanta Holding Corp. (Commercial Services & Supplies)	590	10,390
Covenant Logistics Group, Inc.*—Class A (Road & Rail)	61	1,261
Covetrus, Inc.* (Health Care Providers & Services)	510	13,770
Cowen, Inc.—Class A (Capital Markets)	128	5,254
CRA International, Inc. (Professional Services)	35	2,996
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	117	17,370
Crawford & Co.—Class A (Insurance)	80	726
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	180	3,393
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	318	37,054
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	177	2,922
CrossFirst Bankshares, Inc.* (Banks)	233	3,204
CryoLife, Inc.* (Health Care Equipment & Supplies)	187	5,311
CryoPort, Inc.* (Health Care Equipment & Supplies)	200	12,620
CSG Systems International, Inc. (IT Services)	160	7,549
CSW Industrials, Inc. (Building Products)	67	7,937
CTO Realty Growth, Inc. (Equity Real Estate Investment Trusts)	29	1,552
CTS Corp. (Electronic Equipment, Instruments & Components)	157	5,834
Cue BioPharma, Inc.* (Biotechnology)	147	1,713
Cullinan Oncology, Inc.* (Biotechnology)	65	1,674
CuriosityStream, Inc.*(a) (Entertainment)	128	1,746
Curis, Inc.* (Biotechnology)	427	3,446
Curo Group Holdings Corp. (Consumer Finance)	104	1,768

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 311

Common Stocks, continued

	Shares	Value
Cushman & Wakefield PLC* (Real Estate Management & Development)	578	$10,098
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	64	609
Customers Bancorp, Inc. (Banks)	147	5,732
Cutera, Inc.* (Health Care Equipment & Supplies)	87	4,266
CVB Financial Corp. (Banks)	637	13,116
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	146	2,622
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	342	1,491
Cytokinetics, Inc.* (Biotechnology)	336	6,649
CytomX Therapeutics, Inc.* (Biotechnology)	320	2,026
CytoSorbents Corp.* (Health Care Equipment & Supplies)	203	1,533
Daily Journal Corp.* (Media)	6	2,031
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	181	1,193
Dana, Inc. (Auto Components)	716	17,012
Danimer Scientific, Inc.* (Chemicals)	339	8,492
DarioHealth Corp.* (Health Care Equipment & Supplies)	66	1,410
Daseke, Inc.* (Road & Rail)	207	1,341
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	213	8,648
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	194	7,102
Del Taco Restaurants, Inc. (Hotels, Restaurants & Leisure)	147	1,471
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	325	7,025
Deluxe Corp. (Commercial Services & Supplies)	208	9,936
Denali Therapeutics, Inc.* (Biotechnology)	448	35,140
Denbury, Inc.* (Oil, Gas & Consumable Fuels)	249	19,118
Denny's Corp.* (Hotels, Restaurants & Leisure)	309	5,095
DermTech, Inc.* (Biotechnology)	117	4,864
Design Therapeutics, Inc.* (Biotechnology)	66	1,313
Designer Brands, Inc.* (Specialty Retail)	296	4,899
Desktop Metal, Inc.*—Class A (Machinery)	412	4,738
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	714	4,634
Diamond Hill Investment Group, Inc. (Capital Markets)	15	2,510
Diamond S Shipping, Inc.* (Oil, Gas & Consumable Fuels)	154	1,534
DiamondRock Hospitality Co.* (Equity Real Estate Investment Trusts)	1,031	10,001
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	339	12,651
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	355	4,558
Digi International, Inc.* (Communications Equipment)	167	3,358
Digimarc Corp.* (Software)	63	2,111
Digital Media Solutions, Inc.*—Class A (Media)	15	145
Digital Turbine, Inc.* (Software)	416	31,629
DigitalBridge Group, Inc.* (Equity Real Estate Investment Trusts)	2,357	18,620
DigitalOcean Holdings, Inc.* (IT Services)	64	3,558
Dillard's, Inc.—Class A (Multiline Retail)	31	5,607
Dime Community Bancshares, Inc. (Banks)	173	5,816
Dine Brands Global, Inc.* (Hotels, Restaurants & Leisure)	80	7,140
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	215	17,151
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	1,170	4,891
DMC Global, Inc.* (Machinery)	92	5,171
Domo, Inc.* (Software)	136	10,993
Domtar Corp.* (Paper & Forest Products)	246	13,519
Donegal Group, Inc.—Class A (Insurance)	72	1,049
Donnelley Financial Solutions, Inc.* (Capital Markets)	145	4,785
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	147	2,076
Dorman Products, Inc.* (Auto Components)	132	13,684
Douglas Dynamics, Inc. (Machinery)	111	4,517
Dril-Quip, Inc.* (Energy Equipment & Services)	173	5,853
Drive Shack, Inc.* (Hotels, Restaurants & Leisure)	407	1,347
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	111	1,643
Duckhorn Portfolio, Inc. (The)* (Beverages)	99	2,184
Ducommun, Inc.* (Aerospace & Defense)	54	2,946
Duluth Holdings, Inc.*—Class B (Internet & Direct Marketing Retail)	60	1,239
Durect Corp.* (Pharmaceuticals)	1,115	1,817
DXP Enterprises, Inc.* (Trading Companies & Distributors)	88	2,930
Dycom Industries, Inc.* (Construction & Engineering)	147	10,956
Dynavax Technologies Corp.* (Biotechnology)	531	5,230
Dyne Therapeutics, Inc.* (Biotechnology)	148	3,114
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	150	2,799
DZS, Inc.* (Communications Equipment)	83	1,722
E2open Parent Holdings, Inc.* (Software)	206	2,353
Eagle Bancorp, Inc. (Banks)	156	8,748
Eagle Bulk Shipping, Inc.* (Marine)	42	1,987
Eagle Pharmaceuticals, Inc.* (Biotechnology)	57	2,440
Eargo, Inc.* (Health Care Equipment & Supplies)	95	3,791
Earthstone Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	118	1,306
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	416	8,769
Eastern Bankshares, Inc. (Banks)	847	17,423
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	196	32,231
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	221	1,839
Ebix, Inc. (Software)	131	4,441
Echo Global Logistics, Inc.* (Air Freight & Logistics)	130	3,996
EchoStar Corp.*—Class A (Communications Equipment)	204	4,955

See accompanying notes to financial statements.

312 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Edgewell Personal Care Co. (Personal Products)	268	$11,765
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	61	1,301
Editas Medicine, Inc.* (Biotechnology)	337	19,088
eGain Corp.* (Software)	101	1,159
eHealth, Inc.* (Insurance)	120	7,008
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	158	1,346
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	94	1,719
elf Beauty, Inc.* (Personal Products)	225	6,107
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	202	3,868
EMCOR Group, Inc. (Construction & Engineering)	267	32,891
EMCORE Corp.* (Communications Equipment)	180	1,660
Emerald Holding, Inc.* (Media)	119	641
Emergent BioSolutions, Inc.* (Biotechnology)	241	15,181
Empire State Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	705	8,460
Employers Holdings, Inc. (Insurance)	140	5,992
Enanta Pharmaceuticals, Inc.* (Biotechnology)	95	4,181
Encore Capital Group, Inc.* (Consumer Finance)	152	7,203
Encore Wire Corp. (Electrical Equipment)	99	7,503
Endo International PLC* (Pharmaceuticals)	1,130	5,288
Energizer Holdings, Inc. (Household Products)	335	14,398
Energy Fuels, Inc.*(a) (Oil, Gas & Consumable Fuels)	695	4,205
Energy Recovery, Inc.* (Machinery)	208	4,738
Enerpac Tool Group Corp. (Machinery)	298	7,933
EnerSys (Electrical Equipment)	211	20,621
Ennis, Inc. (Commercial Services & Supplies)	126	2,712
Enova International, Inc.* (Consumer Finance)	179	6,124
EnPro Industries, Inc. (Machinery)	102	9,909
Enstar Group, Ltd.* (Insurance)	68	16,247
Entercom Communications Corp.* (Media)	581	2,504
Enterprise Bancorp, Inc. (Banks)	46	1,507
Enterprise Financial Services Corp. (Banks)	142	6,587
Entravision Communications Corp.—Class A (Media)	293	1,957
Envestnet, Inc.* (Software)	268	20,330
Eos Energy Enterprises, Inc.* (Electrical Equipment)	87	1,563
Epizyme, Inc.* (Biotechnology)	442	3,673
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	66	5,722
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	2,016	17,156
Equity Bancshares, Inc.*—Class A (Banks)	67	2,043
Equity Commonwealth (Equity Real Estate Investment Trusts)	578	15,144
Eros STX Global Corp.* (Entertainment)	1,565	2,394
Escalade, Inc. (Leisure Products)	50	1,148
ESCO Technologies, Inc. (Machinery)	126	11,820
Esperion Therapeutics, Inc.* (Biotechnology)	129	2,728
Esports Technologies, Inc.* (Hotels, Restaurants & Leisure)	12	253
Essent Group, Ltd. (Thrifts & Mortgage Finance)	546	24,542
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	577	15,602
Ethan Allen Interiors, Inc. (Household Durables)	111	3,064
Evelo Biosciences, Inc.* (Biotechnology)	150	2,061
Eventbrite, Inc.* (Interactive Media & Services)	370	7,030
Everi Holdings, Inc.* (IT Services)	412	10,275
EverQuote, Inc.*—Class A (Interactive Media & Services)	93	3,039
EVERTEC, Inc. (IT Services)	299	13,051
EVI Industries, Inc.* (Trading Companies & Distributors)	28	795
Evo Payments, Inc.* (IT Services)	231	6,408
Evolent Health, Inc.* (Health Care Technology)	382	8,068
Evolus, Inc.* (Pharmaceuticals)	159	2,011
Evoqua Water Technologies Corp.* (Machinery)	570	19,255
Exagen, Inc.* (Health Care Providers & Services)	53	794
ExlService Holdings, Inc.* (IT Services)	162	17,214
eXp World Holdings, Inc.* (Real Estate Management & Development)	306	11,864
Exponent, Inc. (Professional Services)	256	22,838
Extraction Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	77	4,228
Extreme Networks, Inc.* (Communications Equipment)	608	6,785
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	104	935
EZCORP, Inc.*—Class A (Consumer Finance)	243	1,465
Fabrinet* (Electronic Equipment, Instruments & Components)	182	17,448
Falcon Minerals Corp. (Oil, Gas & Consumable Fuels)	196	996
Farmers National Bancorp (Banks)	128	1,985
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	132	1,591
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	90	6,999
Fate Therapeutics, Inc.* (Biotechnology)	395	34,281
Fathom Holdings, Inc.* (Real Estate Management & Development)	25	820
FB Financial Corp. (Banks)	164	6,120
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	45	4,451
Federal Signal Corp. (Machinery)	297	11,948
Federated Hermes, Inc.—Class B (Capital Markets)	467	15,836
Ferro Corp.* (Chemicals)	405	8,736
FibroGen, Inc.* (Biotechnology)	424	11,291
Fidelity D&D Bancorp, Inc. (Banks)	20	1,082
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	87	1,168
Finance Of America Cos., Inc.*—Class A (Thrifts & Mortgage Finance)	165	1,259

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 313

Common Stocks, continued

	Shares	Value
Financial Institutions, Inc. (Banks)	77	$2,310
Finch Therapeutics Group, Inc.* (Biotechnology)	37	521
First Bancorp (Banks)	139	5,686
First Bancorp (Banks)	1,062	12,659
First Bancshares, Inc. (Banks)	100	3,743
First Bank/Hamilton NJ (Banks)	77	1,043
First Busey Corp. (Banks)	250	6,165
First Choice Bancorp (Banks)	52	1,583
First Commonwealth Financial Corp. (Banks)	470	6,613
First Community Bancshares, Inc. (Banks)	85	2,537
First Financial Bancorp (Banks)	474	11,201
First Financial Bankshares, Inc. (Banks)	640	31,442
First Financial Corp. (Banks)	59	2,408
First Foundation, Inc. (Banks)	196	4,412
First Internet Bancorp (Banks)	46	1,425
First Interstate BancSystem—Class A (Banks)	202	8,450
First Merchants Corp. (Banks)	267	11,126
First Mid Bancshares, Inc. (Banks)	82	3,322
First Midwest Bancorp, Inc. (Banks)	561	11,125
First of Long Island Corp. (Banks)	113	2,399
FirstCash, Inc. (Consumer Finance)	198	15,135
Fisker, Inc.*(a) (Automobiles)	782	15,077
Five Star Bancorp* (Banks)	26	628
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	257	10,863
Flexion Therapeutics, Inc.* (Biotechnology)	237	1,951
Flexsteel Industries, Inc. (Household Durables)	33	1,333
Fluent, Inc.* (Media)	214	627
Fluidigm Corp.* (Life Sciences Tools & Services)	370	2,279
Fluor Corp.* (Construction & Engineering)	700	12,390
Flushing Financial Corp. (Banks)	145	3,107
Focus Financial Partners, Inc.* (Capital Markets)	255	12,368
Foghorn Therapeutics, Inc.* (Pharmaceuticals)	96	1,024
Forestar Group, Inc.* (Real Estate Management & Development)	84	1,756
Forian, Inc.* (Health Care Technology)	89	1,119
Forma Therapeutics Holdings, Inc.* (Biotechnology)	158	3,933
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	383	13,964
Forrester Research, Inc.* (Professional Services)	56	2,565
Forte Biosciences, Inc.* (Biotechnology)	56	1,883
Forterra, Inc.* (Construction Materials)	143	3,362
Fortress Biotech, Inc.* (Biotechnology)	353	1,260
Forward Air Corp. (Air Freight & Logistics)	134	12,026
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	232	3,313
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	375	10,354
Fox Factory Holding Corp.* (Auto Components)	208	32,378
Franchise Group, Inc. (Diversified Consumer Services)	140	4,938
Franklin Covey Co.* (Professional Services)	61	1,973
Franklin Electric Co., Inc. (Machinery)	229	18,462
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	509	2,677
Frank's International N.V.* (Energy Equipment & Services)	819	2,482
Frequency Therapeutics, Inc.* (Biotechnology)	158	1,574
Fresh Del Monte Produce, Inc. (Food Products)	165	5,425
Frontier Group Holdings, Inc.* (Airlines)	172	2,931
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	589	5,301
FRP Holdings, Inc.* (Real Estate Management & Development)	33	1,837
FS Bancorp, Inc. (Thrifts & Mortgage Finance)	18	1,283
FTC Solar, Inc.* (Electrical Equipment)	94	1,251
FTS International, Inc.*—Class A (Energy Equipment & Services)	44	1,245
fuboTV, Inc.* (Software)	648	20,807
FuelCell Energy, Inc.* (Electrical Equipment)	1,603	14,267
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	109	1,142
Fulgent Genetics, Inc.* (Health Care Providers & Services)	100	9,223
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	161	1,600
Fulton Financial Corp. (Banks)	784	12,372
Funko, Inc.* (Distributors)	131	2,788
FutureFuel Corp. (Chemicals)	127	1,219
G1 Therapeutics, Inc.* (Biotechnology)	193	4,234
GAMCO Investors, Inc.—Class A (Capital Markets)	26	653
GAN, Ltd.* (Hotels, Restaurants & Leisure)	198	3,255
Gannett Co., Inc.* (Media)	693	3,805
Gatos Silver, Inc.* (Metals & Mining)	171	2,991
GATX Corp. (Trading Companies & Distributors)	174	15,394
GCM Grosvenor, Inc.—Class A (Capital Markets)	161	1,678
GCP Applied Technologies, Inc.* (Chemicals)	242	5,629
Gemini Therapeutics, Inc.* (Biotechnology)	108	699
Genco Shipping & Trading, Ltd. (Marine)	158	2,983
Generation Bio Co.* (Biotechnology)	216	5,810
Genesco, Inc.* (Specialty Retail)	72	4,585
Genius Brands International, Inc.* (Leisure Products)	1,391	2,559
Gentherm, Inc.* (Auto Components)	164	11,652
Genworth Financial, Inc.* (Insurance)	2,499	9,746
German American Bancorp, Inc. (Banks)	122	4,538
Geron Corp.* (Biotechnology)	1,486	2,095
Getty Realty Corp. (Equity Real Estate Investment Trusts)	196	6,105
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	962	6,994
Gibraltar Industries, Inc.* (Building Products)	162	12,362
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	218	7,163
Glacier Bancorp, Inc. (Banks)	472	25,997
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	178	4,016
Gladstone Land Corp. (Equity Real Estate Investment Trusts)	124	2,983
Glatfelter Corp. (Paper & Forest Products)	216	3,018
Glaukos Corp.* (Health Care Equipment & Supplies)	221	18,747

See accompanying notes to financial statements.

314 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares		Value
Global Blood Therapeutics, Inc.* (Biotechnology)	295		$10,331
Global Industrial Co. (Trading Companies & Distributors)	63		2,313
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts)	279		4,118
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	473		8,751
Global Water Resources, Inc. (Water Utilities)	62		1,059
Globalstar, Inc.*(a) (Diversified Telecommunication Services)	2,992		5,326
GMS, Inc.* (Trading Companies & Distributors)	211		10,158
Gogo, Inc.* (Wireless Telecommunication Services)	291		3,312
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	507		6,718
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	83		3,718
Golden Nugget Online Gaming, Inc.* (Hotels, Restaurants & Leisure)	157		2,003
Goosehead Insurance, Inc. (Insurance)	87		11,075
GoPro, Inc.*—Class A (Household Durables)	615		7,165
Gorman-Rupp Co. (Machinery)	112		3,857
Gossamer Bio, Inc.* (Biotechnology)	306		2,485
GP Strategies Corp.* (Professional Services)	62		975
GrafTech International, Ltd. (Electrical Equipment)	840		9,761
Graham Holdings Co.—Class B (Diversified Consumer Services)	19		12,044
Granite Construction, Inc. (Construction & Engineering)	225		9,344
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	270		3,983
Gray Television, Inc. (Media)	421		9,851
Great Ajax Corp. (Mortgage Real Estate Investment Trusts)	107		1,389
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	319		4,661
Great Southern Bancorp, Inc. (Banks)	52		2,803
Great Western Bancorp, Inc. (Banks)	273		8,952
Green Brick Partners, Inc.* (Household Durables)	152		3,456
Green Dot Corp.*—Class A (Consumer Finance)	264		12,368
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	211		7,094
GreenBox POS* (IT Services)	86		1,026
Greenhill & Co., Inc. (Capital Markets)	72		1,120
Greenlane Holdings, Inc.*—Class A (Distributors)	80		358
Greenlight Capital Re, Ltd.*—Class A (Insurance)	134		1,223
GreenSky, Inc.*—Class A (IT Services)	354		1,965
Greenwich Lifesciences, Inc.* (Biotechnology)	20		899
Greif, Inc.—Class A (Containers & Packaging)	127		7,690
Greif, Inc.—Class B (Containers & Packaging)	29		1,711
Grid Dynamics Holdings, Inc.* (IT Services)	151		2,270
Griffon Corp. (Building Products)	229		5,869
Gritstone bio, Inc.* (Biotechnology)	199		1,817
Group 1 Automotive, Inc. (Specialty Retail)	87		13,435
Groupon, Inc.* (Internet & Direct Marketing Retail)	115		4,963
GrowGeneration Corp.* (Specialty Retail)	267		12,843
GT Biopharma, Inc.* (Biotechnology)	118		1,829
GTY Technology Holdings, Inc.* (Software)	159		1,130
Guaranty Bancshares, Inc. (Banks)	39		1,329
Guess?, Inc. (Specialty Retail)	198		5,227
H&E Equipment Services, Inc. (Trading Companies & Distributors)	159		5,290
H.B. Fuller Co. (Chemicals)	257		16,348
Haemonetics Corp.* (Health Care Equipment & Supplies)	249		16,593
Hall of Fame Resort & Entertainment Co.*(a) (Hotels, Restaurants & Leisure)	271		1,065
Halozyme Therapeutics, Inc.* (Biotechnology)	695		31,559
Hamilton Beach Brands Holding Co.—Class A (Household Durables)	37		824
Hamilton Lane, Inc. (Capital Markets)	168		15,308
Hancock Whitney Corp. (Banks)	426		18,931
Hanger, Inc.* (Health Care Providers & Services)	185		4,677
Hanmi Financial Corp. (Banks)	150		2,859
Hannon Armstrong Sustainable Infrastructure Capital, Inc.—Class I (Mortgage Real Estate Investment Trusts)	378		21,226
HarborOne Bancorp, Inc. (Banks)	249		3,571
Harmonic, Inc.* (Communications Equipment)	440		3,749
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	110		3,105
Harpoon Therapeutics, Inc.* (Biotechnology)	92		1,276
Harsco Corp.* (Machinery)	386		7,882
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	190		1,583
Haverty Furniture Cos., Inc. (Specialty Retail)	82		3,506
Hawaiian Holdings, Inc.* (Airlines)	249		6,068
Hawkins, Inc. (Chemicals)	95		3,111
Hawthorn Bancshares, Inc. (Banks)	—	(b)	5
Haynes International, Inc. (Metals & Mining)	62		2,194
HBT Financial, Inc. (Banks)	47		818
HC2 Holdings, Inc.* (Construction & Engineering)	233		927
HCI Group, Inc. (Insurance)	28		2,784
Health Catalyst, Inc.* (Health Care Technology)	220		12,212
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	698		21,080
Healthcare Services Group, Inc. (Commercial Services & Supplies)	369		11,649
HealthEquity, Inc.* (Health Care Providers & Services)	403		32,434
HealthStream, Inc.* (Health Care Technology)	125		3,493
Heartland Express, Inc. (Road & Rail)	235		4,026
Heartland Financial USA, Inc. (Banks)	199		9,351
Hecla Mining Co. (Metals & Mining)	2,620		19,492
Heidrick & Struggles International, Inc. (Professional Services)	95		4,232
Helen of Troy, Ltd.* (Household Durables)	121		27,604
Helios Technologies, Inc. (Machinery)	159		12,410
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	705		4,026

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 315

Common Stocks, continued

	Shares	Value
Helmerich & Payne, Inc. (Energy Equipment & Services)	519	$16,934
Hemisphere Media Group, Inc.* (Media)	78	920
Herc Holdings, Inc.* (Trading Companies & Distributors)	123	13,785
Heritage Commerce Corp. (Banks)	288	3,205
Heritage Financial Corp. (Banks)	175	4,379
Heritage Insurance Holdings, Inc. (Insurance)	127	1,090
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	77	2,285
Herman Miller, Inc. (Commercial Services & Supplies)	291	13,718
Heron Therapeutics, Inc.* (Biotechnology)	455	7,062
Hersha Hospitality Trust* (Equity Real Estate Investment Trusts)	159	1,711
Heska Corp.* (Health Care Equipment & Supplies)	47	10,797
HF Foods Group, Inc.* (Food & Staples Retailing)	178	942
Hibbett, Inc.* (Specialty Retail)	80	7,170
HighPeak Energy, Inc.* (Oil, Gas & Consumable Fuels)	25	256
Hillenbrand, Inc. (Machinery)	370	16,310
Hilltop Holdings, Inc. (Banks)	318	11,575
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	422	17,467
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	7	2,034
HireQuest, Inc. (Professional Services)	25	463
HNI Corp. (Commercial Services & Supplies)	215	9,454
Home Bancorp, Inc. (Thrifts & Mortgage Finance)	38	1,448
Home BancShares, Inc. (Banks)	752	18,559
Home Point Capital, Inc.* (Thrifts & Mortgage Finance)	36	213
HomeStreet, Inc. (Thrifts & Mortgage Finance)	102	4,155
HomeTrust Bancshares, Inc. (Banks)	75	2,093
Homology Medicines, Inc.* (Biotechnology)	207	1,505
Honest Co., Inc. (The)* (Personal Products)	122	1,975
Hooker Furniture Corp. (Household Durables)	58	2,009
Hookipa Pharma, Inc.* (Biotechnology)	95	870
Hope Bancorp, Inc. (Banks)	586	8,309
Horace Mann Educators Corp. (Insurance)	206	7,709
Horizon Bancorp, Inc. (Banks)	211	3,678
Hostess Brands, Inc.* (Food Products)	646	10,459
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	627	6,922
Houlihan Lokey, Inc. (Capital Markets)	256	20,937
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	25	2,657
Howard Bancorp, Inc.* (Banks)	65	1,048
Hub Group, Inc.*—Class A (Air Freight & Logistics)	163	10,755
Humanigen, Inc.* (Biotechnology)	221	3,841
Huron Consulting Group, Inc.* (Professional Services)	110	5,407
Hydrofarm Holdings Group, Inc.* (Machinery)	56	3,310
Hyliion Holdings Corp.*(a) (Machinery)	578	6,734
HyreCar, Inc.* (Diversified Consumer Services)	86	1,799
Hyster-Yale Materials Handling, Inc. (Machinery)	49	3,576
I3 Verticals, Inc.*—Class A (IT Services)	102	3,082
IBEX, Ltd.* (Commercial Services & Supplies)	28	547
iBio, Inc.* (Biotechnology)	1,065	1,608
iCAD, Inc.* (Health Care Technology)	108	1,869
ICF International, Inc. (Professional Services)	91	7,995
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	137	7,371
Ideanomics, Inc.* (Software)	2,013	5,717
Ideaya Biosciences, Inc.* (Biotechnology)	138	2,897
Identiv, Inc.* (Electronic Equipment, Instruments & Components)	102	1,734
IDT Corp.*—Class B (Diversified Telecommunication Services)	99	3,659
IES Holdings, Inc.* (Construction & Engineering)	43	2,208
IGM Biosciences, Inc.* (Biotechnology)	40	3,328
iHeartMedia, Inc.*—Class A (Media)	552	14,865
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	516	37,457
Ikena Oncology, Inc.* (Biotechnology)	45	632
IMAX Corp.* (Entertainment)	246	5,289
Immunic, Inc.* (Biotechnology)	76	932
ImmunityBio, Inc.* (Biotechnology)	330	4,712
ImmunoGen, Inc.* (Biotechnology)	963	6,346
Immunovant, Inc.* (Biotechnology)	185	1,955
Impel Neuropharma, Inc.* (Biotechnology)	27	239
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	92	4,746
Inari Medical, Inc.* (Health Care Equipment & Supplies)	168	15,671
Independence Holding Co. (Insurance)	21	973
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	504	9,188
Independent Bank Corp. (Banks)	103	2,236
Independent Bank Corp. (Banks)	162	12,231
Independent Bank Group, Inc. (Banks)	186	13,760
Indus Realty Trust, Inc. (Real Estate Management & Development)	22	1,444
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	320	8,365
Infinera Corp.* (Communications Equipment)	877	8,945
Infinity Pharmaceuticals, Inc.* (Biotechnology)	431	1,289
Infrastructure and Energy Alternatives, Inc.* (Construction & Engineering)	103	1,325
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	88	1,830
Ingevity Corp.* (Chemicals)	198	16,109
Ingles Markets, Inc. (Food & Staples Retailing)	69	4,021
Inhibrx, Inc.* (Biotechnology)	138	3,798
Innospec, Inc. (Chemicals)	121	10,964
Innovage Holding Corp.* (Health Care Providers & Services)	90	1,918
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	117	22,349
Innoviva, Inc.* (Pharmaceuticals)	312	4,184
Inogen, Inc.* (Health Care Equipment & Supplies)	96	6,256

See accompanying notes to financial statements.

316 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Inotiv, Inc.* (Life Sciences Tools & Services)	64	$1,708
Inovalon Holdings, Inc.* (Health Care Technology)	372	12,678
Inovio Pharmaceuticals, Inc.*(a) (Biotechnology)	1,019	9,446
Inozyme Pharma, Inc.* (Biotechnology)	71	1,210
Inseego Corp.* (Communications Equipment)	411	4,147
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	172	17,202
Insmed, Inc.* (Biotechnology)	509	14,486
Insperity, Inc. (Professional Services)	179	16,176
Inspire Medical Systems, Inc.* (Health Care Technology)	133	25,704
Installed Building Products, Inc. (Household Durables)	117	14,316
Insteel Industries, Inc. (Building Products)	92	2,958
Instil Bio, Inc.* (Biotechnology)	86	1,662
Integer Holdings Corp.* (Health Care Equipment & Supplies)	162	15,260
Intellia Therapeutics, Inc.* (Biotechnology)	315	51,001
Intelligent Systems Corp.* (Software)	36	1,133
Inter Parfums, Inc. (Personal Products)	88	6,336
Intercept Pharmaceuticals, Inc.* (Biotechnology)	138	2,756
InterDigital, Inc. (Communications Equipment)	152	11,101
Interface, Inc. (Commercial Services & Supplies)	286	4,376
International Bancshares Corp. (Banks)	265	11,379
International Game Technology PLC* (Hotels, Restaurants & Leisure)	493	11,812
International Money Express, Inc.* (IT Services)	158	2,346
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	118	2,263
Intersect ENT, Inc.* (Pharmaceuticals)	164	2,803
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	348	14,205
Intrepid Potash, Inc.* (Chemicals)	49	1,561
Invacare Corp.* (Health Care Equipment & Supplies)	166	1,340
Invesco Mortgage Capital, Inc.(a) (Mortgage Real Estate Investment Trusts)	1,223	4,770
Investors Bancorp, Inc. (Banks)	1,128	16,085
Investors Title Co. (Insurance)	6	1,048
Invitae Corp.* (Biotechnology)	988	33,324
iRadimed Corp.* (Health Care Equipment & Supplies)	31	912
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	145	9,621
Iridium Communications, Inc.* (Diversified Telecommunication Services)	589	23,554
iRobot Corp.* (Household Durables)	138	12,888
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	716	9,215
iStar, Inc. (Equity Real Estate Investment Trusts)	349	7,235
iTeos Therapeutics, Inc.* (Biotechnology)	100	2,565
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	206	1,370
Itron, Inc.* (Electronic Equipment, Instruments & Components)	223	22,296
IVERIC bio, Inc.* (Biotechnology)	446	2,814
J & J Snack Foods Corp. (Food Products)	73	12,732
j2 Global, Inc.* (Software)	214	29,437
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	113	12,593
James River Group Holdings, Ltd. (Insurance)	176	6,604
JELD-WEN Holding, Inc.* (Building Products)	414	10,872
JFrog, Ltd.* (Software)	254	11,562
JOANN, Inc. (Specialty Retail)	57	898
John B Sanfilippo & Son, Inc. (Food Products)	44	3,897
John Bean Technologies Corp. (Machinery)	155	22,106
John Wiley & Sons, Inc.—Class A (Media)	213	12,818
Johnson Outdoors, Inc.—Class A (Leisure Products)	26	3,146
Jounce Therapeutics, Inc.* (Biotechnology)	162	1,102
Kadant, Inc. (Machinery)	57	10,037
Kadmon Holdings, Inc.* (Biotechnology)	854	3,305
Kaiser Aluminum Corp. (Metals & Mining)	78	9,632
Kala Pharmaceuticals, Inc.* (Pharmaceuticals)	238	1,261
Kaleido Biosciences, Inc.* (Pharmaceuticals)	95	707
KalVista Pharmaceuticals, Inc.* (Biotechnology)	98	2,348
Kaman Corp.—Class A (Trading Companies & Distributors)	136	6,854
KAR Auction Services, Inc.* (Commercial Services & Supplies)	613	10,758
Karat Packaging, Inc.* (Trading Companies & Distributors)	23	469
Karuna Therapeutics, Inc.* (Biotechnology)	109	12,425
Karyopharm Therapeutics, Inc.* (Biotechnology)	355	3,664
KB Home (Household Durables)	442	17,998
KBR, Inc. (IT Services)	697	26,592
Kearny Financial Corp. (Thrifts & Mortgage Finance)	360	4,302
Kelly Services, Inc.*—Class A (Professional Services)	174	4,171
KemPharm, Inc.* (Pharmaceuticals)	141	1,808
Kennametal, Inc. (Machinery)	412	14,799
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	592	11,763
Keros Therapeutics, Inc.* (Biotechnology)	77	3,270
Kezar Life Sciences, Inc.* (Biotechnology)	169	918
Kforce, Inc. (Professional Services)	101	6,356
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	119	2,587
Kimball International, Inc.—Class B (Commercial Services & Supplies)	178	2,341
Kiniksa Pharmaceuticals, Ltd.*—Class A (Biotechnology)	144	2,006
Kinnate Biopharma, Inc.* (Biotechnology)	67	1,560
Kinsale Capital Group, Inc. (Insurance)	106	17,466
Kirkland's, Inc.* (Specialty Retail)	69	1,579
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	411	9,046
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	159	3,439
Knoll, Inc. (Commercial Services & Supplies)	235	6,108

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 317

Common Stocks, continued

	Shares	Value
Knowles Corp.* (Electronic Equipment, Instruments & Components)	439	$8,666
Kodiak Sciences, Inc.* (Biotechnology)	165	15,345
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	256	14,441
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	382	3,125
Koppers Holdings, Inc.* (Chemicals)	102	3,300
Korn Ferry (Professional Services)	263	19,081
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	1,997	6,910
Kraton Corp.* (Chemicals)	155	5,005
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	605	17,236
Kronos Bio, Inc.* (Chemicals)	191	4,574
Kronos Worldwide, Inc. (Chemicals)	110	1,575
Krystal Biotech, Inc.* (Biotechnology)	88	5,984
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	302	18,482
Kura Oncology, Inc.* (Biotechnology)	313	6,526
Kura Sushi USA, Inc.*—Class A (Hotels, Restaurants & Leisure)	17	646
KVH Industries, Inc.* (Communications Equipment)	75	923
Kymera Therapeutics, Inc.* (Biotechnology)	142	6,887
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	560	6,462
Laird Superfood, Inc.* (Food Products)	31	926
Lakeland Bancorp, Inc. (Banks)	241	4,213
Lakeland Financial Corp. (Banks)	120	7,397
Lancaster Colony Corp. (Food Products)	94	18,190
Landec Corp.* (Food Products)	129	1,451
Landos Biopharma, Inc.* (Pharmaceuticals)	32	370
Lands' End, Inc.* (Internet & Direct Marketing Retail)	71	2,915
Landsea Homes Corp.* (Household Durables)	30	251
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	332	9,176
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	62	5,753
Latham Group, Inc.* (Leisure Products)	114	3,643
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	669	37,584
Laureate Education, Inc.*—Class A (Diversified Consumer Services)	521	7,560
Lawson Products, Inc.* (Trading Companies & Distributors)	23	1,231
La-Z-Boy, Inc. (Household Durables)	227	8,408
Lazydays Holdings, Inc.* (Specialty Retail)	36	792
LCI Industries (Auto Components)	122	16,033
Legacy Housing Corp.* (Household Durables)	40	676
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	88	5,370
LendingClub Corp.* (Consumer Finance)	476	8,630
LendingTree, Inc.* (Thrifts & Mortgage Finance)	57	12,077
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	335	1,538
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,352	16,156
LGI Homes, Inc.* (Household Durables)	109	17,651
LHC Group, Inc.* (Health Care Providers & Services)	151	30,239
Liberty Latin America, Ltd.*—Class A (Media)	211	2,924
Liberty Latin America, Ltd.*—Class C (Media)	762	10,744
Liberty Media Corp-Liberty Braves*—Class A (Entertainment)	49	1,383
Liberty Media Corp-Liberty Braves*—Class C (Entertainment)	180	4,999
Liberty Oilfield Services, Inc.* (Energy Equipment & Services)	427	6,046
Liberty TripAdvisor Holdings, Inc.*—Class A (Interactive Media & Services)	359	1,461
Lifetime Brands, Inc. (Household Durables)	62	928
Ligand Pharmaceuticals, Inc.* (Biotechnology)	74	9,708
Limelight Networks, Inc.* (IT Services)	616	1,940
Limoneira Co. (Food Products)	77	1,351
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	151	2,418
Lindsay Corp. (Machinery)	54	8,925
Lineage Cell Therapeutics, Inc.* (Biotechnology)	598	1,704
Lions Gate Entertainment Corp.*—Class A (Entertainment)	287	5,941
Lions Gate Entertainment Corp.*—Class B (Entertainment)	568	10,394
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	131	3,334
LivaNova PLC* (Health Care Equipment & Supplies)	242	20,355
Live Oak Bancshares, Inc. (Banks)	155	9,145
Livent Corp.* (Chemicals)	725	14,036
LivePerson, Inc.* (Software)	316	19,984
LiveRamp Holdings, Inc.* (IT Services)	321	15,039
LiveXLive Media, Inc.* (Entertainment)	261	1,232
Loral Space & Communications, Inc. (Media)	63	2,448
Lordstown Motors Corp.*(a)—Class A (Automobiles)	553	6,116
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	192	7,371
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	141	2,975
Luminex Corp. (Life Sciences Tools & Services)	225	8,280
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	150	1,625
Luther Burbank Corp. (Thrifts & Mortgage Finance)	77	913
Luxfer Holdings PLC (Machinery)	140	3,115
Lydall, Inc.* (Machinery)	86	5,205
M.D.C Holdings, Inc. (Household Durables)	282	14,269
M/I Homes, Inc.* (Household Durables)	141	8,272
Macatawa Bank Corp. (Banks)	129	1,129
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	433	7,426
MACOM Technology Solutions Holdings,Inc.* (Semiconductors & Semiconductor Equipment)	240	15,379

See accompanying notes to financial statements.

318 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Macquarie Infrastructure Corp. (Transportation Infrastructure)	364	$13,930
MacroGenics, Inc.* (Biotechnology)	291	7,816
Macy's, Inc.* (Multiline Retail)	1,548	29,350
Madison Square Garden Entertainment Corp.* (Entertainment)	93	7,809
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	56	5,455
Magellan Health, Inc.* (Health Care Providers & Services)	117	11,021
Magenta Therapeutics, Inc.* (Biotechnology)	147	1,438
Magnite, Inc.* (Internet & Direct Marketing Retail)	518	17,529
Magnolia Oil & Gas Corp.* (Oil, Gas & Consumable Fuels)	686	10,722
Maiden Holdings, Ltd.* (Insurance)	343	1,156
Malibu Boats, Inc.* (Leisure Products)	102	7,480
MannKind Corp.* (Biotechnology)	1,217	6,633
ManTech International Corp.—Class A (IT Services)	135	11,683
Marathon Digital Holdings, Inc.* (IT Services)	470	14,744
Marcus & Millichap, Inc.* (Real Estate Management & Development)	117	4,548
Marine Products Corp. (Leisure Products)	40	618
MarineMax, Inc.* (Specialty Retail)	106	5,166
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	182	3,265
Marlin Business Services Corp. (Diversified Financial Services)	40	910
Marrone Bio Innovations, Inc.* (Chemicals)	494	820
Marten Transport, Ltd. (Road & Rail)	293	4,832
Masonite International Corp.* (Building Products)	121	13,527
MasterCraft Boat Holdings, Inc.* (Leisure Products)	93	2,445
Matador Resources Co. (Oil, Gas & Consumable Fuels)	546	19,661
Materion Corp. (Metals & Mining)	100	7,535
Matrix Service Co.* (Energy Equipment & Services)	128	1,344
Matson, Inc. (Marine)	212	13,568
Matthews International Corp.—Class A (Commercial Services & Supplies)	152	5,466
MAX Holdings, Inc. (Real Estate Management & Development)	91	3,033
Maxar Technologies, Inc. (Aerospace & Defense)	353	14,092
MAXIMUS, Inc. (IT Services)	302	26,567
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	345	14,659
Mayville Engineering Co., Inc.* (Metals & Mining)	44	885
MBIA, Inc.* (Insurance)	236	2,596
McGrath RentCorp (Commercial Services & Supplies)	119	9,707
MDC Partners, Inc.*—Class A (Media)	308	1,802
MedAvail Holdings, Inc.* (Food & Staples Retailing)	58	711
MediaAlpha, Inc.*—Class A (Interactive Media & Services)	102	4,294
Medifast, Inc. (Personal Products)	57	16,131
MEDNAX, Inc.* (Health Care Providers & Services)	375	11,306
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	143	25,258
MEI Pharma, Inc.* (Biotechnology)	534	1,522
MeiraGTx Holdings PLC* (Biotechnology)	147	2,279
Mercantile Bank Corp. (Banks)	78	2,356
Merchants Bancorp (Thrifts & Mortgage Finance)	49	1,923
Meredith Corp.* (Media)	197	8,558
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	230	4,706
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	210	4,658
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	253	16,359
Meritage Homes Corp.* (Household Durables)	185	17,405
Meritor, Inc.* (Machinery)	346	8,103
Mersana Therapeutics, Inc.* (Biotechnology)	339	4,604
Mesa Air Group, Inc.* (Airlines)	169	1,577
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	24	6,508
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	155	7,848
Meta Materials, Inc.* (Oil, Gas & Consumable Fuels)	303	2,269
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	188	9,251
Metrocity Bankshares, Inc. (Banks)	94	1,646
MetroMile, Inc.* (Insurance)	181	1,656
Metropolitan Bank Holding Corp.* (Banks)	38	2,288
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	2,182	10,015
MGE Energy, Inc. (Electric Utilities)	180	13,399
MGP Ingredients, Inc. (Beverages)	70	4,735
MicroStrategy, Inc.*—Class A (Software)	39	25,916
MicroVision, Inc.*(a) (Electronic Equipment, Instruments & Components)	780	13,065
Mid Penn Bancorp, Inc. (Banks)	48	1,318
Middlesex Water Co. (Water Utilities)	85	6,947
Midland States Bancorp, Inc. (Banks)	107	2,811
MidwestOne Financial Group, Inc. (Banks)	71	2,043
Miller Industries, Inc. (Machinery)	55	2,169
Mimecast, Ltd.* (Software)	294	15,597
MiMedx Group, Inc.* (Biotechnology)	547	6,843
Mind Medicine MindMed, Inc.* (Pharmaceuticals)	1,587	5,475
Minerals Technologies, Inc. (Chemicals)	166	13,059
Mirum Pharmaceuticals, Inc.* (Biotechnology)	18	311
Misonix, Inc.* (Health Care Equipment & Supplies)	60	1,331
Mission Produce, Inc.* (Food Products)	183	3,790
Mistras Group, Inc.* (Professional Services)	98	963
Mitek System, Inc.* (Software)	207	3,987
Model N, Inc.* (Software)	171	5,860
Modine Manufacturing Co.* (Auto Components)	247	4,098
ModivCare, Inc.* (Health Care Providers & Services)	61	10,374
Moelis & Co. (Capital Markets)	301	17,124

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 319

Common Stocks, continued

	Shares	Value
Molecular Templates, Inc.* (Biotechnology)	182	$1,423
Momentive Global, Inc.* (Software)	631	13,295
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	64	4,235
MoneyGram International, Inc.* (IT Services)	384	3,871
Monmouth Real Estate Investment Corp.—Class A (Equity Real Estate Investment Trusts)	470	8,798
Monro, Inc. (Specialty Retail)	164	10,416
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	110	5,903
Moog, Inc.—Class A (Aerospace & Defense)	143	12,021
Morphic Holding, Inc.* (Biotechnology)	102	5,854
Motorcar Parts of America, Inc.* (Auto Components)	93	2,087
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	77	2,423
MP Materials Corp.* (Metals & Mining)	360	13,270
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	350	11,571
MRC Global, Inc.* (Trading Companies & Distributors)	397	3,732
MSG Networks, Inc.*—Class A (Media)	149	2,172
Mueller Industries, Inc. (Machinery)	277	11,997
Mueller Water Products, Inc.—Class A (Machinery)	776	11,190
Multiplan Corp.* (Health Care Technology)	1,967	18,726
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	722	16,808
Murphy USA, Inc. (Specialty Retail)	124	16,538
Mustang Bio, Inc.* (Biotechnology)	343	1,139
MVB Financial Corp. (Banks)	48	2,048
Myers Industries, Inc. (Containers & Packaging)	178	3,738
MYR Group, Inc.* (Construction & Engineering)	81	7,365
Myriad Genetics, Inc.* (Biotechnology)	377	11,529
Nabors Industries, Ltd.* (Energy Equipment & Services)	35	3,998
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	224	14,513
Nanthealth, Inc.* (Health Care Technology)	131	304
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	71	2,582
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	14	998
National Bank Holdings Corp. (Banks)	146	5,510
National Beverage Corp. (Beverages)	116	5,479
National CineMedia, Inc. (Media)	290	1,470
National Energy Services Reunited Corp.* (Energy Equipment & Services)	147	2,095
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	216	14,483
National Healthcare Corp. (Health Care Providers & Services)	62	4,334
National Presto Industries, Inc. (Aerospace & Defense)	25	2,541
National Research Corp. (Health Care Providers & Services)	69	3,167
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	346	17,494
National Vision Holdings, Inc.* (Specialty Retail)	402	20,554
National Western Life Group, Inc.—Class A (Insurance)	13	2,917
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	45	483
Nature's Sunshine Products, Inc. (Personal Products)	58	1,007
Natus Medical, Inc.* (Health Care Equipment & Supplies)	166	4,313
Nautilus, Inc.* (Leisure Products)	147	2,477
Navient Corp. (Consumer Finance)	869	16,799
NBT Bancorp, Inc. (Banks)	208	7,482
Neenah, Inc. (Paper & Forest Products)	83	4,164
Nelnet, Inc.—Class A (Consumer Finance)	84	6,319
NEOGAMES SA* (Hotels, Restaurants & Leisure)	27	1,660
Neogen Corp.* (Health Care Equipment & Supplies)	531	24,446
NeoGenomics, Inc.* (Life Sciences Tools & Services)	559	25,250
Neoleukin Therapeutics, Inc.* (Biotechnology)	174	1,606
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	249	2,542
NETGEAR, Inc.* (Communications Equipment)	149	5,710
NetScout Systems, Inc.* (Communications Equipment)	346	9,875
NETSTREIT Corp. (Equity Real Estate Investment Trusts)	196	4,520
Neuronetics, Inc.* (Health Care Equipment & Supplies)	123	1,970
NeuroPace, Inc.* (Health Care Equipment & Supplies)	34	809
Nevro Corp.* (Health Care Equipment & Supplies)	171	28,349
New Jersey Resources Corp. (Gas Utilities)	476	18,835
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	404	3,547
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,871	8,363
NewAge, Inc.* (Beverages)	656	1,463
Newmark Group, Inc. (Real Estate Management & Development)	735	8,827
Newpark Resources, Inc.* (Energy Equipment & Services)	440	1,522
NexImmune, Inc.* (Biotechnology)	33	539
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	110	6,048
NextGen Healthcare, Inc.* (Health Care Technology)	277	4,595
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	852	4,056
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	155	3,057
NI Holdings, Inc.* (Insurance)	42	798
Nicolet Bankshares, Inc.* (Banks)	44	3,095
Nikola Corp.* (Machinery)	988	17,843
Nkarta, Inc.* (Biotechnology)	70	2,218

See accompanying notes to financial statements.

320 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
NL Industries, Inc. (Commercial Services & Supplies)	41	$267
nLight, Inc.* (Electronic Equipment, Instruments & Components)	210	7,619
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	414	9,307
NN, Inc.* (Machinery)	211	1,551
Noodles & Co.* (Hotels, Restaurants & Leisure)	200	2,496
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	744	2,440
Northern Oil And Gas, Inc. (Oil, Gas & Consumable Fuels)	236	4,902
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	225	3,690
Northrim Bancorp, Inc. (Banks)	30	1,283
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	603	8,225
Northwest Natural Holding Co. (Gas Utilities)	150	7,878
Northwest Pipe Co.* (Construction & Engineering)	48	1,356
NorthWestern Corp. (Multi-Utilities)	250	15,055
Novagold Resources, Inc.* (Metals & Mining)	1,169	9,364
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	174	23,448
NOW, Inc.* (Trading Companies & Distributors)	543	5,153
Nu Skin Enterprises, Inc.—Class A (Personal Products)	245	13,879
Nurix Therapeutics, Inc.* (Biotechnology)	154	4,086
NuVasive, Inc.* (Health Care Equipment & Supplies)	255	17,284
Nuvation Bio, Inc.* (Pharmaceuticals)	175	1,629
NV5 Global, Inc.* (Construction & Engineering)	63	5,954
NVE Corp. (Semiconductors & Semiconductor Equipment)	23	1,703
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	99	9,954
Oceaneering International, Inc.* (Energy Equipment & Services)	491	7,645
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	291	6,064
Ocugen, Inc.*(a) (Biotechnology)	910	7,307
Ocular Therapeutix, Inc.* (Pharmaceuticals)	378	5,360
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	40	1,239
Office Properties Income Trust (Equity Real Estate Investment Trusts)	236	6,917
OFG Bancorp (Banks)	251	5,552
O-I Glass, Inc.* (Containers & Packaging)	779	12,721
Oil States International, Inc.* (Energy Equipment & Services)	299	2,347
Oil-Dri Corp. of America (Household Products)	26	889
Old National Bancorp (Banks)	815	14,352
Old Second Bancorp, Inc. (Banks)	137	1,699
Olema Pharmaceuticals, Inc.* (Biotechnology)	60	1,679
Olympic Steel, Inc. (Metals & Mining)	46	1,352
Omega Flex, Inc. (Machinery)	15	2,201
Omeros Corp.* (Pharmaceuticals)	297	4,407
Omnicell, Inc.* (Health Care Technology)	212	32,107
ON24, Inc.* (Software)	44	1,561
Oncocyte Corp.* (Biotechnology)	349	2,003
Oncorus, Inc.* (Biotechnology)	101	1,394
Oncternal Therapeutics, Inc.* (Biotechnology)	218	1,036
ONE Gas, Inc. (Gas Utilities)	260	19,272
ONE Group Hospitality, Inc. (The)* (Hotels, Restaurants & Leisure)	96	1,058
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	79	2,243
OneSpan, Inc.* (Software)	174	4,444
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	260	2,519
Onewater Marine, Inc. (Specialty Retail)	51	2,144
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	240	17,530
Ontrak, Inc.* (Health Care Providers & Services)	42	1,364
Ooma, Inc.* (Diversified Telecommunication Services)	107	2,018
Open Lending Corp.*—Class A (Capital Markets)	514	22,147
OPKO Health, Inc.* (Biotechnology)	1,937	7,845
Oportun Financial Corp.* (Consumer Finance)	103	2,063
Oppenheimer Holdings, Inc.—Class A (Capital Markets)	46	2,339
OptimizeRx Corp.* (Health Care Technology)	83	5,138
Option Care Health, Inc.* (Health Care Providers & Services)	545	11,919
Oramed Pharmaceuticals, Inc.* (Pharmaceuticals)	132	1,766
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	353	3,579
ORBCOMM, Inc.* (Diversified Telecommunication Services)	368	4,136
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	467	2,424
Organogenesis Holdings, Inc.* (Biotechnology)	188	3,125
ORIC Pharmaceuticals, Inc.* (Biotechnology)	145	2,565
Origin Bancorp, Inc. (Banks)	109	4,628
Orion Engineered Carbons SA* (Chemicals)	299	5,678
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	223	15,505
Orrstown Financial Services, Inc. (Banks)	54	1,246
Ortho Clinical Diagnostics Holdings PLC* (Health Care Equipment & Supplies)	436	9,335
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	93	3,730
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	68	4,296
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	83	8,436
Otter Tail Corp. (Electric Utilities)	203	9,908
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	143	1,786
Outfront Media, Inc.* (Equity Real Estate Investment Trusts)	717	17,230
Outlook Therapeutics, Inc.* (Biotechnology)	432	1,076
Outset Medical, Inc.* (Health Care Equipment & Supplies)	225	11,246

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 321

Common Stocks, continued

	Shares	Value
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	212	$19,546
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	1,292	40,660
Owens & Minor, Inc. (Health Care Providers & Services)	357	15,112
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	79	7,808
Oyster Point Pharma, Inc.* (Biotechnology)	55	945
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	958	33,500
Pacific Premier Bancorp, Inc. (Banks)	462	19,538
Pacira BioSciences, Inc.* (Pharmaceuticals)	215	13,046
Pactiv Evergreen, Inc. (Containers & Packaging)	212	3,195
PAE, Inc.* (Aerospace & Defense)	342	3,044
PagerDuty, Inc.* (Software)	398	16,947
Palomar Holdings, Inc.* (Insurance)	121	9,131
PAM Transportation Services, Inc.* (Road & Rail)	9	475
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	163	17,024
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	221	3,717
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	117	8,183
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	920	9,264
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	226	1,541
Park Aerospace Corp. (Aerospace & Defense)	96	1,430
Park National Corp. (Banks)	71	8,337
Park-Ohio Holdings Corp. (Machinery)	42	1,350
Parsons Corp.* (Aerospace & Defense)	130	5,117
Party City Holdco, Inc.* (Specialty Retail)	545	5,085
Passage Bio, Inc.* (Biotechnology)	183	2,423
Patrick Industries, Inc. (Building Products)	112	8,176
Patterson Cos., Inc. (Health Care Providers & Services)	422	12,825
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	919	9,135
PAVmed, Inc.* (Health Care Equipment & Supplies)	354	2,266
Paya Holdings, Inc.* (IT Services)	405	4,463
PBF Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	475	7,268
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	55	2,545
PCSB Financial Corp. (Thrifts & Mortgage Finance)	67	1,217
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	490	22,437
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	146	2,654
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	341	2,704
Peapack Gladstone Financial Corp. (Banks)	90	2,796
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	641	15,096
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	76	1,794
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	174	10,739
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	483	10,172
Peoples Bancorp, Inc. (Banks)	89	2,636
Peoples Financial Services Corp. (Banks)	35	1,491
Perdoceo Education Corp.* (Diversified Consumer Services)	347	4,258
Perficient, Inc.* (IT Services)	160	12,867
Performance Food Group Co.* (Food & Staples Retailing)	650	31,519
Perpetua Resources Corp.* (Metals & Mining)	132	964
Personalis, Inc.* (Life Sciences Tools & Services)	175	4,428
Petiq, Inc.* (Health Care Providers & Services)	130	5,018
PetMed Express, Inc. (Internet & Direct Marketing Retail)	97	3,089
PGT Innovations, Inc.* (Building Products)	288	6,690
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	100	3,385
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	101	2,917
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	304	4,016
Phreesia, Inc.* (Health Care Technology)	188	11,524
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,063	19,634
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	611	11,285
Ping Identity Holding Corp.* (Software)	214	4,901
Pioneer Bancorp, Inc.* (Thrifts & Mortgage Finance)	57	685
Piper Sandler Cos. (Capital Markets)	87	11,272
Pitney Bowes, Inc. (Commercial Services & Supplies)	867	7,604
PJT Partners, Inc.—Class A (Capital Markets)	118	8,423
Plantronics, Inc.* (Communications Equipment)	168	7,011
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	135	1,337
PLBY Group, Inc.* (Textiles, Apparel & Luxury Goods)	53	2,061
Plexus Corp.* (Electronic Equipment, Instruments & Components)	140	12,797
Pliant Therapeutics, Inc.* (Pharmaceuticals)	119	3,465
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts)	144	2,883
PMV Pharmaceuticals, Inc.* (Pharmaceuticals)	129	4,407
PNM Resources, Inc. (Electric Utilities)	422	20,581
PolyMet Mining Corp.* (Metals & Mining)	142	513
Porch Group, Inc.* (Internet & Direct Marketing Retail)	78	1,509
Portage Biotech, Inc.* (Biotechnology)	18	377
Portland General Electric Co. (Electric Utilities)	444	20,460
Poseida Therapeutics, Inc.* (Biotechnology)	142	1,423
Postal Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	59	1,076
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	326	17,327
Powell Industries, Inc. (Electrical Equipment)	45	1,393

See accompanying notes to financial statements.

322 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	298	$24,454
PQ Group Holdings, Inc. (Chemicals)	253	3,886
PRA Group, Inc.* (Consumer Finance)	224	8,617
Praxis Precision Medicines, Inc.* (Biotechnology)	120	2,194
Precigen, Inc.* (Biotechnology)	467	3,045
Precision BioSciences, Inc.* (Biotechnology)	234	2,930
Preferred Apartment Communities, Inc.—Class A (Equity Real Estate Investment Trusts)	247	2,408
Preferred Bank (Banks)	68	4,302
Preformed Line Products Co. (Electrical Equipment)	15	1,113
Prelude Therapeutics, Inc.* (Biotechnology)	53	1,517
Premier Financial Bancorp, Inc. (Banks)	62	1,045
Premier Financial Corp. (Thrifts & Mortgage Finance)	182	5,171
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	247	12,869
PriceSmart, Inc. (Food & Staples Retailing)	115	10,466
Primis Financial Corp. (Banks)	119	1,816
Primo Water Corp. (Beverages)	775	12,966
Primoris Services Corp. (Construction & Engineering)	264	7,770
Priority Technology Holdings, Inc.* (IT Services)	49	374
Privia Health Group, Inc.* (Health Care Providers & Services)	97	4,304
ProAssurance Corp. (Insurance)	265	6,029
PROG Holdings, Inc.* (Consumer Finance)	331	15,932
Progress Software Corp. (Software)	217	10,036
Progyny, Inc.* (Health Care Providers & Services)	311	18,349
Prometheus Biosciences, Inc.* (Biotechnology)	56	1,375
ProPetro Holding Corp.* (Energy Equipment & Services)	421	3,856
PROS Holdings, Inc.* (Software)	197	8,977
ProSight Global, Inc.* (Insurance)	46	587
Protagonist Therapeutics, Inc.* (Biotechnology)	204	9,156
Prothena Corp. PLC* (Biotechnology)	168	8,637
Proto Labs, Inc.* (Machinery)	137	12,577
Provention Bio, Inc.* (Pharmaceuticals)	273	2,301
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	78	1,272
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	374	8,561
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	99	14,660
PTC Therapeutics, Inc.* (Biotechnology)	342	14,456
Pulmonx Corp.* (Health Care Equipment & Supplies)	125	5,515
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	69	1,132
Puma Biotechnology, Inc.* (Biotechnology)	157	1,441
Pure Cycle Corp.* (Water Utilities)	95	1,313
PureCycle Technologies, Inc.* (Chemicals)	162	3,831
Purple Innovation, Inc.* (Household Durables)	248	6,550
Pzena Investment Management, Inc.—Class A (Capital Markets)	83	914
Q2 Holdings, Inc.* (Software)	269	27,594
QAD, Inc. (Software)	59	5,134
QCR Holdings, Inc. (Banks)	76	3,655
QTS Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	339	26,204
Quaker Chemical Corp. (Chemicals)	66	15,655
Qualys, Inc.* (Software)	168	16,916
Quanex Building Products Corp. (Building Products)	165	4,099
Quanterix Corp.* (Life Sciences Tools & Services)	152	8,916
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	275	1,895
QuinStreet, Inc.* (Interactive Media & Services)	245	4,552
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	438	4,735
Quotient, Ltd.* (Health Care Equipment & Supplies)	387	1,409
R. R. Donnelley & Sons Co.* (Commercial Services & Supplies)	349	2,192
R1 RCM, Inc.* (Health Care Providers & Services)	649	14,434
Rackspace Technology, Inc.* (IT Services)	265	5,197
Radian Group, Inc. (Thrifts & Mortgage Finance)	948	21,092
Radiant Logistics, Inc.* (Air Freight & Logistics)	193	1,337
Radius Global Infrastructure, Inc.*—Class A (Diversified Telecommunication Services)	217	3,147
Radius Health, Inc.* (Biotechnology)	231	4,213
RadNet, Inc.* (Health Care Providers & Services)	221	7,445
Rafael Holdings, Inc.*—Class B (Real Estate Management & Development)	48	2,450
Rain Therapeutics, Inc.* (Biotechnology)	37	575
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	552	13,088
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	1,178	19,743
Ranpak Holdings Corp.* (Containers & Packaging)	172	4,305
Rapid7, Inc.* (Software)	271	25,645
RAPT Therapeutics, Inc.* (Biotechnology)	89	2,829
Raven Industries, Inc. (Industrial Conglomerates)	176	10,182
Rayonier Advanced Materials, Inc.* (Chemicals)	305	2,040
RBB Bancorp (Banks)	70	1,695
RBC Bearings, Inc.* (Machinery)	122	24,329
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	41	2,714
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	285	4,523
Realogy Holdings Corp.* (Real Estate Management & Development)	568	10,349
Reata Pharmaceuticals, Inc.*—Class A (Pharmaceuticals)	135	19,108

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 323

Common Stocks, continued

	Shares	Value
Recursion Pharmaceuticals, Inc.*—Class A (Biotechnology)	104	$3,796
Red River Bancshares, Inc. (Banks)	22	1,111
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	77	2,549
Red Rock Resorts, Inc.*—Class A (Hotels, Restaurants & Leisure)	304	12,920
Redfin Corp.* (Real Estate Management & Development)	501	31,769
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	557	6,723
REGENXBIO, Inc.* (Biotechnology)	195	7,576
Regional Management Corp. (Consumer Finance)	41	1,908
Regis Corp.* (Diversified Consumer Services)	116	1,086
Rekor Systems, Inc.* (Professional Services)	155	1,575
Relay Therapeutics, Inc.* (Biotechnology)	288	10,538
Reliant Bancorp, Inc. (Banks)	75	2,080
Relmada Therapeutics, Inc.* (Pharmaceuticals)	74	2,369
Renasant Corp. (Banks)	272	10,880
Reneo Pharmaceuticals, Inc.* (Biotechnology)	31	289
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	221	13,777
Rent-A-Center, Inc. (Specialty Retail)	325	17,248
Repay Holdings Corp.* (IT Services)	379	9,111
Replimune Group, Inc.* (Biotechnology)	132	5,071
Republic Bancorp, Inc.—Class A (Banks)	47	2,168
Republic First Bancorp, Inc.* (Banks)	220	878
Resideo Technologies, Inc.* (Building Products)	713	21,390
Resources Connection, Inc. (Professional Services)	155	2,226
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	573	10,119
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	1,057	12,103
Retail Value, Inc. (Equity Real Estate Investment Trusts)	86	1,871
Retractable Technologies, Inc.* (Health Care Equipment & Supplies)	85	983
REV Group, Inc. (Machinery)	140	2,197
Revance Therapeutics, Inc.* (Pharmaceuticals)	346	10,255
Revlon, Inc.*—Class A (Personal Products)	35	449
REVOLUTION Medicines, Inc.* (Biotechnology)	293	9,300
Revolve Group, Inc.* (Internet & Direct Marketing Retail)	177	12,195
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	26	2,345
Rexnord Corp. (Machinery)	591	29,573
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	217	4,249
Ribbon Communications, Inc.* (Communications Equipment)	347	2,641
Rigel Pharmaceuticals, Inc.* (Biotechnology)	842	3,654
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	43	1,246
Rimini Street, Inc.* (Software)	216	1,331
Riot Blockchain, Inc.* (Software)	416	15,671
Rite Aid Corp.* (Food & Staples Retailing)	271	4,417
RLI Corp. (Insurance)	197	20,603
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	807	12,291
Rocket Pharmaceuticals, Inc.* (Biotechnology)	196	8,681
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	34	1,890
Rogers Corp.* (Electronic Equipment, Instruments & Components)	92	18,474
Romeo Power, Inc.* (Electrical Equipment)	206	1,677
RPC, Inc.* (Energy Equipment & Services)	333	1,648
RPT Realty (Equity Real Estate Investment Trusts)	397	5,153
Rubius Therapeutics, Inc.* (Biotechnology)	222	5,419
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	208	8,994
Rush Enterprises, Inc.—Class B (Trading Companies & Distributors)	32	1,220
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	258	3,163
Ruth's Hospitality Group, Inc.* (Hotels, Restaurants & Leisure)	166	3,823
Ryerson Holding Corp.* (Metals & Mining)	81	1,183
Ryman Hospitality Properties, Inc.*—Class I (Equity Real Estate Investment Trusts)	265	20,924
S&T Bancorp, Inc. (Banks)	191	5,978
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,063	19,347
Safe Bulkers, Inc.* (Marine)	271	1,087
Safehold, Inc. (Equity Real Estate Investment Trusts)	88	6,908
Safety Insurance Group, Inc. (Insurance)	71	5,558
Saia, Inc.* (Road & Rail)	131	27,443
Sailpoint Technologies Holding, Inc.* (Software)	446	22,777
Sally Beauty Holdings, Inc.* (Specialty Retail)	555	12,249
Sana Biotechnology, Inc.* (Biotechnology)	132	2,595
Sanderson Farms, Inc. (Food Products)	100	18,796
Sandy Spring Bancorp, Inc. (Banks)	229	10,106
Sangamo Therapeutics, Inc.* (Biotechnology)	579	6,931
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	317	12,350
Sapiens International Corp. N.V. (Software)	152	3,993
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	58	2,636
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	124	3,488
Schnitzer Steel Industries, Inc.—Class A (Metals & Mining)	128	6,278
Scholar Rock Holding Corp.* (Biotechnology)	136	3,930
Scholastic Corp. (Media)	143	5,418
Schrodinger, Inc.* (Health Care Technology)	223	16,861
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	154	6,219
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	474	36,707
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	240	5,292
Sculptor Capital Management, Inc. (Capital Markets)	106	2,607

See accompanying notes to financial statements.

324 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Seacoast Banking Corp. (Banks)	269	$9,186
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	156	3,200
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	254	12,685
SecureWorks Corp.*—Class A (Software)	47	871
Seelos Therapeutics, Inc.* (Pharmaceuticals)	374	987
Seer, Inc.* (Life Sciences Tools & Services)	75	2,459
Select Energy Services, Inc.* (Energy Equipment & Services)	291	1,758
Select Medical Holdings Corp. (Health Care Providers & Services)	545	23,032
Selecta Biosciences, Inc.* (Biotechnology)	440	1,839
Selective Insurance Group, Inc. (Insurance)	293	23,776
Selectquote, Inc.* (Insurance)	661	12,731
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	319	21,947
Seneca Foods Corp.*—Class A (Food Products)	32	1,635
Sensei Biotherapeutics, Inc.* (Biotechnology)	38	371
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	2,047	7,860
Sensient Technologies Corp. (Chemicals)	208	18,004
Seres Therapeutics, Inc.* (Biotechnology)	343	8,181
Seritage Growth Properties*—Class A (Equity Real Estate Investment Trusts)	180	3,312
Service Properties Trust (Equity Real Estate Investment Trusts)	809	10,193
ServisFirst Bancshares, Inc. (Banks)	246	16,723
Sesen Bio, Inc.* (Biotechnology)	842	3,890
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	515	3,940
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	184	19,692
Sharps Compliance Corp.* (Health Care Providers & Services)	71	731
Shattuck Labs, Inc.* (Biotechnology)	131	3,798
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	238	11,545
Shift Technologies, Inc.* (Specialty Retail)	306	2,625
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	166	31,494
Shoe Carnival, Inc. (Specialty Retail)	44	3,150
ShotSpotter, Inc.* (Software)	42	2,048
Shutterstock, Inc. (Internet & Direct Marketing Retail)	115	11,290
SI-BONE, Inc.* (Health Care Equipment & Supplies)	158	4,972
Sientra, Inc.* (Health Care Equipment & Supplies)	283	2,253
Sierra Bancorp (Banks)	69	1,756
SIGA Technologies, Inc.* (Pharmaceuticals)	244	1,532
Sigilon Therapeutics, Inc.* (Biotechnology)	36	386
Signet Jewelers, Ltd.* (Specialty Retail)	257	20,763
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	219	33,562
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	167	7,993
Silverback Therapeutics, Inc.* (Biotechnology)	63	1,946
Silvergate Capital Corp.*—Class A (Banks)	113	12,805
Simmons First National Corp.—Class A (Banks)	529	15,521
Simpson Manufacturing Co., Inc. (Building Products)	215	23,744
Simulations Plus, Inc. (Health Care Technology)	75	4,118
Sinclair Broadcast Group, Inc.—Class A (Media)	226	7,508
SiriusPoint, Ltd.* (Insurance)	436	4,391
SITE Centers Corp. (Equity Real Estate Investment Trusts)	854	12,861
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	63	7,975
SJW Corp. (Water Utilities)	136	8,609
Skyline Champion Corp.* (Household Durables)	259	13,805
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	39	1,117
SkyWest, Inc.* (Airlines)	245	10,552
Sleep Number Corp.* (Specialty Retail)	118	12,974
SM Energy Co. (Oil, Gas & Consumable Fuels)	575	14,162
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	70	3,338
SmartFinancial, Inc. (Banks)	68	1,633
Smith & Wesson Brands, Inc. (Leisure Products)	262	9,091
Smith Micro Software, Inc.* (Software)	219	1,143
SOC Telemed, Inc.* (Health Care Providers & Services)	202	1,149
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	154	1,500
Solid Biosciences, Inc.* (Biotechnology)	294	1,076
Soliton, Inc.* (Health Care Equipment & Supplies)	46	1,035
Sonic Automotive, Inc.—Class A (Specialty Retail)	108	4,832
Sonos, Inc.* (Household Durables)	593	20,891
Sorrento Therapeutics, Inc.* (Biotechnology)	1,344	13,023
South Jersey Industries, Inc. (Gas Utilities)	508	13,172
South Plains Financial, Inc. (Banks)	52	1,203
South State Corp. (Banks)	349	28,533
Southern First Bancshares, Inc.* (Banks)	37	1,893
Southern Missouri Bancorp, Inc. (Thrifts & Mortgage Finance)	38	1,708
Southside Bancshares, Inc. (Banks)	154	5,887
Southwest Gas Holdings, Inc. (Gas Utilities)	286	18,930
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	3,340	18,938
SP Plus Corp.* (Commercial Services & Supplies)	114	3,487
Spark Energy, Inc.—Class A (Electric Utilities)	59	668
SpartanNash Co. (Food & Staples Retailing)	176	3,399
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	762	2,858
Spero Therapeutics, Inc.* (Biotechnology)	119	1,661
Spire, Inc. (Gas Utilities)	250	18,068
Spirit Airlines, Inc.* (Airlines)	485	14,763
Spirit of Texas Bancshares, Inc. (Banks)	63	1,439
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	215	3,821

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 325

Common Stocks, continued

	Shares	Value
SpringWorks Therapeutics, Inc.* (Biotechnology)	144	$11,867
Sprout Social, Inc.*—Class A (Software)	218	19,494
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	585	14,537
Spruce Biosciences, Inc.* (Biotechnology)	43	482
SPS Commerce, Inc.* (Software)	178	17,773
SPX Corp.* (Machinery)	216	13,193
SPX FLOW, Inc. (Machinery)	208	13,570
SQZ Biotechnologies Co.* (Biotechnology)	112	1,618
STAAR Surgical Co.* (Health Care Equipment & Supplies)	232	35,379
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	793	29,681
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	88	17,626
Standard Motor Products, Inc. (Auto Components)	103	4,465
Standex International Corp. (Machinery)	60	5,695
Startek, Inc.* (IT Services)	83	592
State Auto Financial Corp. (Insurance)	87	1,489
Steelcase, Inc.—Class A (Commercial Services & Supplies)	437	6,603
Stem, Inc.* (Electrical Equipment)	309	11,127
Stepan Co. (Chemicals)	106	12,749
StepStone Group, Inc.—Class A (Capital Markets)	184	6,330
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	245	2,362
Sterling Construction Co., Inc.* (Construction & Engineering)	137	3,306
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	404	17,679
Stewart Information Services Corp. (Insurance)	132	7,483
Stitch Fix, Inc.* (Internet & Direct Marketing Retail)	291	17,547
Stock Yards Bancorp, Inc. (Banks)	102	5,191
Stoke Therapeutics, Inc.* (Biotechnology)	94	3,164
StoneMor, Inc.* (Diversified Consumer Services)	159	417
Stoneridge, Inc.* (Auto Components)	129	3,806
StoneX Group, Inc.* (Capital Markets)	83	5,036
Strategic Education, Inc. (Diversified Consumer Services)	120	9,127
Stride, Inc.* (Diversified Consumer Services)	199	6,394
Sturm Ruger & Co., Inc. (Leisure Products)	85	7,648
Summit Financial Group, Inc. (Banks)	56	1,233
Summit Hotel Properties, Inc.* (Equity Real Estate Investment Trusts)	511	4,768
Summit Materials, Inc.*—Class A (Construction Materials)	578	20,143
Summit Therapeutics, Inc.* (Biotechnology)	111	828
Sumo Logic, Inc.* (Software)	402	8,301
Sun Country Airlines Holdings, Inc.* (Airlines)	85	3,146
SunCoke Energy, Inc. (Metals & Mining)	410	2,927
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	424	15,968
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	394	11,513
Sunstone Hotel Investors, Inc.* (Equity Real Estate Investment Trusts)	1,059	13,153
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	213	7,493
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	57	1,363
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	242	7,451
Surface Oncology, Inc.* (Biotechnology)	164	1,223
Surgery Partners, Inc.* (Health Care Providers & Services)	156	10,393
Surmodics, Inc.* (Health Care Equipment & Supplies)	67	3,635
Sutro BioPharma, Inc.* (Biotechnology)	214	3,978
Sykes Enterprises, Inc.* (IT Services)	189	10,149
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	174	27,071
Syndax Pharmaceuticals, Inc.* (Biotechnology)	222	3,812
Syros Pharmaceuticals, Inc.* (Biotechnology)	284	1,548
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	111	5,550
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	95	4,940
Talaris Therapeutics, Inc.* (Biotechnology)	44	646
Talis Biomedical Corp.* (Health Care Equipment & Supplies)	71	783
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	182	2,846
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	489	9,218
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	123	456
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	42	1,217
Tattooed Chef, Inc.*(a) (Food Products)	230	4,934
Taylor Morrison Home Corp.* (Household Durables)	619	16,354
Taysha Gene Therapies, Inc.* (Biotechnology)	110	2,332
TCR2 Therapeutics, Inc.* (Biotechnology)	150	2,462
Team, Inc.* (Commercial Services & Supplies)	130	871
TechTarget, Inc.* (Media)	126	9,764
Teekay Corp.*(a) (Oil, Gas & Consumable Fuels)	342	1,272
Teekay Tankers, Ltd.*—Class A (Oil, Gas & Consumable Fuels)	118	1,702
TEGNA, Inc. (Media)	1,090	20,449
Tejon Ranch Co.* (Real Estate Management & Development)	103	1,567
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	498	11,285
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	1,562	7,263
Telos Corp.* (Software)	85	2,891
Tenable Holdings, Inc.* (Software)	447	18,483
Tenet Healthcare Corp.* (Health Care Providers & Services)	523	35,037
Tennant Co. (Machinery)	91	7,266
Tenneco, Inc.* (Auto Components)	348	6,723
Terex Corp. (Machinery)	337	16,048
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	43	527

See accompanying notes to financial statements.

326 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	338	$21,808
Tetra Tech, Inc. (Commercial Services & Supplies)	266	32,462
TETRA Technologies, Inc.* (Energy Equipment & Services)	605	2,626
Texas Capital Bancshares, Inc.* (Banks)	250	15,873
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	345	33,189
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	236	7,970
TG Therapeutics, Inc.* (Biotechnology)	632	24,515
The Andersons, Inc. (Food & Staples Retailing)	155	4,732
The Bancorp, Inc.* (Banks)	258	5,937
The Bank of Nt Butterfield & Son, Ltd. (Banks)	247	8,756
The Brink's Co. (Commercial Services & Supplies)	240	18,441
The Buckle, Inc. (Specialty Retail)	147	7,313
The Cato Corp.—Class A (Specialty Retail)	98	1,653
The Cheesecake Factory, Inc.* (Hotels, Restaurants & Leisure)	213	11,540
The Children's Place, Inc.* (Specialty Retail)	69	6,421
The Container Store Group, Inc.* (Specialty Retail)	157	2,047
The E.W. Scripps Co.—Class A (Media)	282	5,750
The Ensign Group, Inc. (Health Care Providers & Services)	259	22,448
The ExOne Co.* (Machinery)	84	1,818
The First Bancorp, Inc. (Banks)	51	1,502
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	581	4,137
The Goodyear Tire & Rubber Co.* (Auto Components)	1,362	23,358
The Greenbrier Cos., Inc. (Machinery)	159	6,929
The Hackett Group, Inc. (IT Services)	123	2,216
The Joint Corp.* (Health Care Providers & Services)	67	5,623
The Lovesac Co.* (Household Durables)	63	5,027
The Macerich Co. (Equity Real Estate Investment Trusts)	974	17,776
The Manitowoc Co., Inc.* (Machinery)	169	4,141
The Marcus Corp.* (Entertainment)	113	2,397
The ODP Corp.* (Specialty Retail)	241	11,570
The Pennant Group, Inc.* (Health Care Providers & Services)	126	5,153
The RealReal, Inc.* (Internet & Direct Marketing Retail)	388	7,667
The RMR Group, Inc.—Class A (Real Estate Management & Development)	75	2,898
The Shyft Group, Inc. (Machinery)	170	6,360
The Simply Good Foods Co.* (Food Products)	420	15,334
The St Joe Co. (Real Estate Management & Development)	164	7,316
TherapeuticsMD, Inc.* (Pharmaceuticals)	1,782	2,121
Theravance Biopharma, Inc.* (Pharmaceuticals)	263	3,819
Thermon Group Holdings, Inc.* (Electrical Equipment)	162	2,760
Thryv Holdings, Inc.* (Media)	32	1,145
Tidewater, Inc.* (Energy Equipment & Services)	200	2,410
Tilly's, Inc.—Class A (Specialty Retail)	112	1,790
TimkenSteel Corp.* (Metals & Mining)	224	3,170
Tiptree, Inc. (Insurance)	112	1,042
Titan International, Inc.* (Machinery)	249	2,112
Titan Machinery, Inc.* (Trading Companies & Distributors)	95	2,939
Tivity Health, Inc.* (Health Care Providers & Services)	217	5,709
Tompkins Financial Corp. (Banks)	70	5,429
Tonix Pharmaceuticals Holding Corp.* (Biotechnology)	1,610	1,787
Tootsie Roll Industries, Inc. (Food Products)	77	2,611
TowneBank (Banks)	331	10,069
TPG RE Finance Trust, Inc.—Class T (Mortgage Real Estate Investment Trusts)	296	3,981
TPI Composites, Inc.* (Electrical Equipment)	176	8,522
Transcat, Inc.* (Trading Companies & Distributors)	35	1,978
Translate Bio, Inc.* (Biotechnology)	330	9,088
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	128	4,247
TravelCenters of America, Inc.* (Specialty Retail)	62	1,813
Travere Therapeutics, Inc.* (Biotechnology)	287	4,187
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	54	1,688
Trean Insurance Group, Inc.* (Insurance)	87	1,312
Tredegar Corp. (Chemicals)	129	1,776
TreeHouse Foods, Inc.* (Food Products)	256	11,397
Trevena, Inc.* (Biotechnology)	806	1,362
Tri Pointe Homes, Inc.* (Household Durables)	580	12,429
TriCo Bancshares (Banks)	136	5,791
Trillium Therapeutics, Inc.* (Biotechnology)	482	4,675
TriMas Corp.* (Machinery)	213	6,460
TriNet Group, Inc.* (Professional Services)	200	14,496
Trinity Industries, Inc. (Machinery)	428	11,509
Trinseo SA (Chemicals)	192	11,489
Triple-S Management Corp.* (Health Care Providers & Services)	112	2,494
TriState Capital Holdings, Inc.* (Banks)	143	2,916
Triton International, Ltd. (Trading Companies & Distributors)	329	17,220
Triumph Bancorp, Inc.* (Banks)	116	8,613
Triumph Group, Inc.* (Aerospace & Defense)	254	5,271
Tronox Holdings PLC—Class A (Chemicals)	565	12,656
TrueBlue, Inc.* (Professional Services)	172	4,835
TrueCar, Inc.* (Interactive Media & Services)	485	2,740
Trupanion, Inc.* (Insurance)	188	21,638
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	93	3,211
Trustmark Corp. (Banks)	311	9,579
TTEC Holdings, Inc. (IT Services)	91	9,381
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	528	7,550
Tucows, Inc.* (IT Services)	46	3,695
Tupperware Brands Corp.* (Household Durables)	244	5,795
Turning Point Brands, Inc. (Tobacco)	72	3,295

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 327

Common Stocks, continued

	Shares	Value
Turning Point Therapeutics, Inc.* (Biotechnology)	227	$17,711
Turtle Beach Corp.* (Household Durables)	74	2,362
Tutor Perini Corp.* (Construction & Engineering)	203	2,812
Twist Bioscience Corp.* (Biotechnology)	233	31,047
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	1,350	10,206
U.S. Cellular Corp.* (Wireless Telecommunication Services)	75	2,723
U.S. Concrete, Inc.* (Construction Materials)	80	5,904
U.S. Ecology, Inc.* (Commercial Services & Supplies)	155	5,816
U.S. Lime & Minerals, Inc. (Construction Materials)	10	1,391
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	63	7,300
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	362	4,185
UFP Industries, Inc. (Building Products)	297	22,079
UFP Technologies, Inc.* (Containers & Packaging)	34	1,952
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	214	11,496
UMB Financial Corp. (Banks)	216	20,101
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	199	4,342
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	65	1,583
UniFirst Corp. (Commercial Services & Supplies)	74	17,362
Unisys Corp.* (IT Services)	324	8,200
United Bankshares, Inc. (Banks)	616	22,484
United Community Banks, Inc. (Banks)	429	13,732
United Fire Group, Inc. (Insurance)	104	2,884
United Insurance Holdings Corp. (Insurance)	100	570
United Natural Foods, Inc.* (Food & Staples Retailing)	275	10,170
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	959	10,156
Unitil Corp. (Multi-Utilities)	73	3,867
Universal Corp. (Tobacco)	119	6,779
Universal Electronics, Inc.* (Household Durables)	66	3,201
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	63	3,878
Universal Insurance Holdings, Inc. (Insurance)	134	1,860
Universal Logistics Holdings, Inc. (Road & Rail)	38	885
Univest Financial Corp. (Banks)	143	3,771
Upland Software, Inc.* (Software)	141	5,805
Upwork, Inc.* (Professional Services)	575	33,516
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,046	2,782
Urban Edge Properties (Equity Real Estate Investment Trusts)	571	10,906
Urban Outfitters, Inc.* (Specialty Retail)	338	13,932
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	892	1,249
UroGen Pharma, Ltd.* (Biotechnology)	96	1,466
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	147	2,849
US Xpress Enterprises, Inc.*—Class A (Road & Rail)	133	1,144
USANA Health Sciences, Inc.* (Personal Products)	63	6,453
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	17	1,446
Utz Brands, Inc. (Food Products)	291	6,341
Valhi, Inc. (Chemicals)	12	292
Valley National Bancorp (Banks)	1,974	26,510
Value Line, Inc. (Capital Markets)	5	155
Vanda Pharmaceuticals, Inc.* (Biotechnology)	270	5,808
Vapotherm, Inc.* (Health Care Equipment & Supplies)	112	2,648
Varex Imaging Corp.* (Health Care Equipment & Supplies)	189	5,069
Varonis Systems, Inc.* (Software)	522	30,079
Vaxart, Inc.*(a) (Biotechnology)	589	4,412
Vaxcyte, Inc.* (Pharmaceuticals)	196	4,412
VBI Vaccines, Inc.*(a) (Biotechnology)	918	3,075
Vector Group, Ltd. (Tobacco)	708	10,012
Vectrus, Inc.* (Aerospace & Defense)	57	2,713
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	245	5,890
Velocity Financial, Inc.* (Thrifts & Mortgage Finance)	42	525
Velodyne Lidar, Inc.*(a) (Electronic Equipment, Instruments & Components)	348	3,703
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	127	1,574
Veracyte, Inc.* (Biotechnology)	332	13,273
Verastem, Inc.* (Biotechnology)	849	3,455
Vericel Corp.* (Biotechnology)	229	12,023
Verint Systems, Inc.* (Software)	318	14,332
Veritex Holdings, Inc. (Banks)	234	8,286
Veritiv Corp.* (Trading Companies & Distributors)	76	4,668
Veritone, Inc.* (Software)	140	2,759
Verra Mobility Corp.*—Class C (IT Services)	661	10,160
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	65	735
Verso Corp.—Class A (Paper & Forest Products)	148	2,620
Veru, Inc.* (Personal Products)	311	2,510
Viad Corp.* (Commercial Services & Supplies)	100	4,985
Viant Technology, Inc.*—Class A (Software)	53	1,578
Viavi Solutions, Inc.* (Communications Equipment)	1,127	19,902
Vicor Corp.* (Electrical Equipment)	104	10,997
Viemed Healthcare, Inc.* (Health Care Providers & Services)	174	1,244
View, Inc.*(a) (Building Products)	418	3,545
ViewRay, Inc.* (Health Care Equipment & Supplies)	671	4,429
Viking Therapeutics, Inc.* (Biotechnology)	337	2,019
Village Super Market, Inc.—Class A (Food & Staples Retailing)	42	987
Vincerx Pharma, Inc.* (Biotechnology)	23	299
Vine Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	102	1,590

See accompanying notes to financial statements.

328 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Vir Biotechnology, Inc.* (Biotechnology)	296	$13,995
Viracta Therapeutics, Inc.* (Biotechnology)	179	2,030
VirnetX Holding Corp.* (Software)	313	1,337
Virtus Investment Partners, Inc. (Capital Markets)	36	10,000
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	657	14,815
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	61	2,076
Vista Outdoor, Inc.* (Leisure Products)	288	13,329
VistaGen Therapeutics, Inc.* (Biotechnology)	943	2,970
Visteon Corp.* (Auto Components)	137	16,569
Vital Farms, Inc.* (Food Products)	121	2,415
Vivint Smart Home, Inc.* (Diversified Consumer Services)	452	5,966
Vocera Communications, Inc.* (Health Care Technology)	168	6,695
Vonage Holdings Corp.* (Diversified Telecommunication Services)	1,191	17,162
Vor BioPharma, Inc.* (Biotechnology)	56	1,044
VOXX International Corp.* (Auto Components)	77	1,079
VSE Corp. (Commercial Services & Supplies)	52	2,575
Vuzix Corp.* (Household Durables)	289	5,303
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	462	2,241
Wabash National Corp. (Machinery)	254	4,064
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	144	15,031
Warrior Met Coal, Inc. (Metals & Mining)	254	4,369
Washington Federal, Inc. (Thrifts & Mortgage Finance)	356	11,314
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	417	9,591
Washington Trust Bancorp, Inc. (Banks)	84	4,313
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	107	2,104
Watford Holdings, Ltd.* (Insurance)	87	3,044
Watts Water Technologies, Inc.—Class A (Machinery)	136	19,844
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	185	1,232
WD-40 Co. (Household Products)	67	17,171
Weis Markets, Inc. (Food & Staples Retailing)	81	4,184
Welbilt, Inc.* (Machinery)	644	14,909
Werewolf Therapeutics, Inc.* (Biotechnology)	37	645
Werner Enterprises, Inc. (Road & Rail)	309	13,757
WesBanco, Inc. (Banks)	322	11,473
WESCO International, Inc.* (Trading Companies & Distributors)	220	22,620
West Bancorp, Inc. (Banks)	79	2,192
Westamerica Bancorp (Banks)	128	7,428
Whitestone REIT (Equity Real Estate Investment Trusts)	197	1,625
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	194	10,583
Whole Earth Brands, Inc.* (Food Products)	184	2,668
WideOpenWest, Inc.* (Media)	258	5,343
Willdan Group, Inc.* (Professional Services)	54	2,033
Willis Lease Finance Corp.* (Trading Companies & Distributors)	14	600
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	921	25,668
Wingstop, Inc. (Hotels, Restaurants & Leisure)	147	23,172
Winmark Corp. (Specialty Retail)	17	3,265
Winnebago Industries, Inc. (Automobiles)	159	10,806
WisdomTree Investments, Inc. (Capital Markets)	684	4,241
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	401	13,490
Workhorse Group, Inc.* (Auto Components)	609	10,103
Workiva, Inc.* (Software)	207	23,045
World Acceptance Corp.* (Consumer Finance)	22	3,525
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	307	9,741
Worthington Industries, Inc. (Metals & Mining)	171	10,462
WSFS Financial Corp. (Thrifts & Mortgage Finance)	232	10,809
WW International, Inc.* (Diversified Consumer Services)	260	9,396
XBiotech, Inc.* (Biotechnology)	74	1,225
Xencor, Inc.* (Biotechnology)	279	9,623
Xenia Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	562	10,526
XL Fleet Corp.*(a) (Auto Components)	189	1,574
XOMA Corp.* (Biotechnology)	30	1,020
XPEL, Inc.* (Auto Components)	88	7,381
Xperi Holding Corp. (Software)	517	11,498
Yellow Corp.* (Road & Rail)	248	1,614
Yelp, Inc.* (Interactive Media & Services)	357	14,267
Yext, Inc.* (Software)	547	7,817
Y-mAbs Therapeutics, Inc.* (Biotechnology)	172	5,814
York Water Co. (Water Utilities)	64	2,899
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	164	8,725
ZIOPHARM Oncology, Inc.* (Biotechnology)	1,033	2,727
Zix Corp.* (Software)	264	1,861
Zogenix, Inc.* (Pharmaceuticals)	276	4,769
Zumiez, Inc.* (Specialty Retail)	108	5,291
Zuora, Inc.*—Class A (Software)	517	8,918
Zymergen, Inc.* (Chemicals)	92	3,681
Zynex, Inc.* (Health Care Equipment & Supplies)	96	1,491
TOTAL COMMON STOCKS (Cost $10,605,627)		14,916,547

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	510	$—
TOTAL TRUST (Cost $—)		—

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 329

Contingent Escrow Shares (0.0%)

	Shares	Value
Wright Medical Group, Inc.*+(b) (Health Care Equipment & Supplies)	442	$—
TOTAL CONTINGENT ESCROW SHARES (Cost $—)		—

Repurchase Agreements(c)(d) (59.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $21,581,000	$21,581,000	$21,581,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,581,000)		21,581,000

Collateral for Securities Loaned (0.7%)(e)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(f)	247,441	$247,441
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $247,441)		247,441
TOTAL INVESTMENT SECURITIES (Cost $32,434,068)—101.5%		36,744,988
Net other assets (liabilities)—(1.5)%		(531,477)
NET ASSETS—100.0%		$36,213,511

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of June 30, 2021, these securities represented less than 0.00% of the net assets of the Fund.
(a)	All or part of this security was on loan as of June 30, 2021. The total value of securities on loan as of June 30, 2021 was $234,299.
(b)	On November 12, 2020, Stryker Corp. acquired Wright Medical Group. As part of the acquisition, $1.85 per acquired share was allocated 1:1 to Escrow Shares, contingent on whether the $1.85 per share is determined to be payable to the Dutch Government; otherwise, the value of the Escrow Shares will be remitted to pre-acquisition shareholders of Wright Medical Group.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2021, the aggregate amount held in a segregated account was $7,673,000.
(d)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	Securities were purchased with cash collateral held from securities on loan at June 30, 2021.
(f)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2021.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	7/27/21	0.14%	$14,959,698	$(69,902)
Russell 2000 Index	Goldman Sachs International	7/27/21	0.34%	16,735,314	(88,109)
				$31,695,012	$(158,011)
iShares Russell 2000 ETF	UBS AG	7/27/21	(0.11)%	$9,897,779	$(46,111)
Russell 2000 Index	UBS AG	7/27/21	0.09%	15,720,982	(74,796)
				$25,618,761	$(120,907)
				$57,313,773	$(278,918)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

330 :: ProFund VP UltraSmall-Cap :: Financial Statements

ProFund VP UltraSmall-Cap invested in the following industries as of June 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$105,664	0.3%
Air Freight & Logistics	44,546	0.1%
Airlines	53,587	0.1%
Auto Components	201,272	0.6%
Automobiles	38,226	0.1%
Banks	1,147,955	3.1%
Beverages	53,119	0.1%
Biotechnology	1,514,278	4.3%
Building Products	174,704	0.5%
Capital Markets	225,810	0.6%
Chemicals	275,357	0.8%
Commercial Services & Supplies	268,891	0.8%
Communications Equipment	122,580	0.3%
Construction & Engineering	193,951	0.5%
Construction Materials	30,800	0.1%
Consumer Finance	108,888	0.3%
Containers & Packaging	35,312	0.1%
Distributors	13,047	NM
Diversified Consumer Services	89,095	0.2%
Diversified Financial Services	22,023	0.1%
Diversified Telecommunication Services	103,531	0.3%
Electric Utilities	83,141	0.3%
Electrical Equipment	152,538	0.4%
Electronic Equipment, Instruments & Components	326,663	0.9%
Energy Equipment & Services	132,154	0.4%
Entertainment	173,507	0.5%
Equity Real Estate Investment Trusts	900,700	2.4%
Food & Staples Retailing	127,665	0.4%
Food Products	150,193	0.4%
Gas Utilities	119,955	0.4%
Health Care Equipment & Supplies	550,567	1.5%
Health Care Providers & Services	451,162	1.2%
Health Care Technology	212,908	0.6%
Hotels, Restaurants & Leisure	343,818	0.9%
Household Durables	279,470	0.8%
Household Products	44,664	0.1%
Independent Power and Renewable Electricity Producers	46,509	0.1%
Industrial Conglomerates	10,182	NM
Insurance	282,931	0.8%
Interactive Media & Services	54,225	0.1%
Internet & Direct Marketing Retail	134,103	0.4%
IT Services	276,225	0.8%
Leisure Products	102,402	0.3%
Life Sciences Tools & Services	159,965	0.4%
Machinery	577,801	1.7%
Marine	22,696	0.1%
Media	178,472	0.5%
Metals & Mining	192,041	0.5%
Mortgage Real Estate Investment Trusts	186,388	0.5%
Multiline Retail	46,245	0.1%
Multi-Utilities	53,926	0.1%
Oil, Gas & Consumable Fuels	516,963	1.4%
Paper & Forest Products	43,206	0.1%
Personal Products	76,602	0.2%
Pharmaceuticals	255,865	0.7%
Professional Services	192,741	0.5%
Real Estate Management & Development	127,941	0.4%
Road & Rail	83,680	0.2%
Semiconductors & Semiconductor Equipment	425,397	1.2%
Software	901,392	2.5%
Specialty Retail	397,559	1.2%
Technology Hardware, Storage & Peripherals	51,083	0.1%
Textiles, Apparel & Luxury Goods	111,842	0.3%
Thrifts & Mortgage Finance	241,217	0.7%
Tobacco	23,531	0.1%
Trading Companies & Distributors	176,886	0.5%
Transportation Infrastructure	13,930	NM
Water Utilities	51,995	0.1%
Wireless Telecommunication Services	28,865	0.1%
Other**	21,296,964	58.8%
Total	$36,213,511	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 331

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$32,434,068
Securities, at value(a)	15,163,988
Repurchase agreements, at value	21,581,000
Total Investment Securities, at value	36,744,988
Cash	3,432
Segregated cash balances for swap agreements with custodian	740
Dividends receivable	10,651
Receivable for capital shares issued	111,708
Receivable for investments sold	11,718
Prepaid expenses	464
TOTAL ASSETS	36,883,701
LIABILITIES:
Payable for investments purchased	3,000
Payable for capital shares redeemed	54,357
Payable for collateral for securities loaned	247,441
Unrealized depreciation on swap agreements	278,918
Advisory fees payable	20,323
Management services fees payable	2,710
Administration fees payable	2,067
Administrative services fees payable	16,178
Distribution fees payable	16,029
Transfer agency fees payable	3,275
Fund accounting fees payable	1,746
Compliance services fees payable	230
Other accrued expenses	23,916
TOTAL LIABILITIES	670,190
NET ASSETS	$36,213,511
NET ASSETS CONSIST OF:
Capital	$26,379,389
Total distributable earnings (loss)	9,834,122
NET ASSETS	$36,213,511
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,276,694
Net Asset Value (offering and redemption price per share)	$28.37

(a) Includes securities on loan valued at:	$234,299

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Dividends	$64,678
Interest	209
Foreign tax withholding	(101)
Income from securities lending	941
TOTAL INVESTMENT INCOME	65,727
EXPENSES:
Advisory fees	109,998
Management services fees	14,666
Administration fees	11,585
Transfer agency fees	9,593
Administrative services fees	39,731
Distribution fees	36,666
Custody fees	2,433
Fund accounting fees	9,973
Trustee fees	382
Compliance services fees	163
Other fees	22,014
Total Gross Expenses before reductions	257,204
Expenses reduced and reimbursed by the Advisor	(10,809)
TOTAL NET EXPENSES	246,395
NET INVESTMENT INCOME (LOSS)	(180,668)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	681,885
Net realized gains (losses) on futures contracts	59,805
Net realized gains (losses) on swap agreements	5,400,144
Change in net unrealized appreciation/depreciation on investment securities	980,094
Change in net unrealized appreciation/depreciation on futures contracts	(21,246)
Change in net unrealized appreciation/depreciation on swap agreements	96,389
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	7,197,071
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,016,403

See accompanying notes to financial statements.

332 :: ProFund VP UltraSmall-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(180,668)	$(129,194)
Net realized gains (losses) on investments	6,141,834	2,490,386
Change in net unrealized appreciation/depreciation on investments	1,055,237	(256,056)
Change in net assets resulting from operations	7,016,403	2,105,136
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(2,253,812)	(2,142,018)
Change in net assets resulting from distributions	(2,253,812)	(2,142,018)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	47,769,596	84,978,342
Distributions reinvested	2,244,959	2,142,018
Value of shares redeemed	(39,671,857)	(86,084,727)
Change in net assets resulting from capital transactions	10,342,698	1,035,633
Change in net assets	15,105,289	998,751
NET ASSETS:
Beginning of period	21,108,222	20,109,471
End of period	$36,213,511	$21,108,222
SHARE TRANSACTIONS:
Issued	1,683,070	5,043,750
Reinvested	92,461	139,545
Redeemed	(1,408,306)	(5,121,528)
Change in shares	367,225	61,767

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraSmall-Cap :: 333

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016
Net Asset Value, Beginning of Period	$23.21	$23.72	$16.10	$28.59	$25.21	$18.07

Investment Activities:
Net investment income (loss)(a)	(0.17)	(0.15)	0.01	(0.02)	(0.20)	(0.15)
Net realized and unrealized gains (losses) on investments	7.52	2.55	7.61	(4.67)	6.48	7.29
Total income (loss) from investment activities	7.35	2.40	7.62	(4.69)	6.28	7.14

Distributions to Shareholders From:
Net investment income	—	(0.03)	—	—	—	—
Net realized gains on investments	(2.19)	(2.88)	—	(7.80)	(2.90)	—
Total distributions	(2.19)	(2.91)	—	(7.80)	(2.90)	—

Net Asset Value, End of Period	$28.37	$23.21	$23.72	$16.10	$28.59	$25.21

Total Return(b)	33.26%	16.39%	47.33%	(26.95)%	25.20%	39.51%

Ratios to Average Net Assets:
Gross expenses(c)	1.75%	1.86%	1.76%	1.74%	1.72%	1.78%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(1.23)%	(0.91)%	0.07%	(0.09)%	(0.74)%	(0.79)%

Supplemental Data:
Net assets, end of period (000's)	$36,214	$21,108	$20,109	$16,736	$31,873	$26,775
Portfolio turnover rate(b)(d)	18%	34%	66%	18%	27%	32%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

334 :: ProFund VP U.S. Government Plus :: Financial Statements

Investment Objective: The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the daily movement of the most recently issued 30-year U.S. Treasury Bond for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligation	46%
Swap Agreements	79%
Total Exposure	125%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Schedule of Portfolio Investments (unaudited)

U.S. Treasury Obligation (45.5%)

	Principal Amount	Value
U.S. Treasury Bond, 2.38%, 5/15/51	$6,740,000	$7,197,056
TOTAL U.S. TREASURY OBLIGATION (Cost $6,777,808)		7,197,056

Repurchase Agreements(a)(b) (52.9%)

Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $8,365,000	8,365,000	8,365,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,365,000)		8,365,000
TOTAL INVESTMENT SECURITIES (Cost $15,142,808)—98.4%		15,562,056
Net other assets (liabilities)—1.6%		258,583
NET ASSETS—100.0%		$15,820,639

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2021, the aggregate amount held in a segregated account was $205,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 2.375% due on 5/15/51	Citibank North America	7/15/21	0.15%	$5,937,038	$148,994
30-Year U.S. Treasury Bond, 2.375% due on 5/15/51	Societe' Generale	7/15/21	0.22%	6,620,438	179,773
				$12,557,476	$328,767

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 335

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$15,142,808
Securities, at value	7,197,056
Repurchase agreements, at value	8,365,000
Total Investment Securities, at value	15,562,056
Cash	632
Interest receivable	20,444
Unrealized appreciation on swap agreements	328,767
Receivable for capital shares issued	119
Prepaid expenses	345
TOTAL ASSETS	15,912,363
LIABILITIES:
Payable for capital shares redeemed	56,041
Advisory fees payable	6,084
Management services fees payable	1,217
Administration fees payable	919
Administrative services fees payable	6,300
Distribution fees payable	7,163
Transfer agency fees payable	1,525
Fund accounting fees payable	500
Compliance services fees payable	159
Other accrued expenses	11,816
TOTAL LIABILITIES	91,724
NET ASSETS	$15,820,639
NET ASSETS CONSIST OF:
Capital	$18,549,486
Total distributable earnings (loss)	(2,728,847)
NET ASSETS	$15,820,639
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	733,840
Net Asset Value (offering and redemption price per share)	$21.56

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Interest	$73,516
EXPENSES:
Advisory fees	42,194
Management services fees	8,439
Administration fees	6,884
Transfer agency fees	5,389
Administrative services fees	21,177
Distribution fees	21,097
Custody fees	1,321
Fund accounting fees	3,635
Trustee fees	234
Compliance services fees	58
Other fees	7,917
Total Gross Expenses before reductions	118,345
Expenses reduced and reimbursed by the Advisor	(1,889)
TOTAL NET EXPENSES	116,456
NET INVESTMENT INCOME (LOSS)	(42,940)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(1,183,958)
Net realized gains (losses) on swap agreements	(2,249,964)
Change in net unrealized appreciation/depreciation on investment securities	379,278
Change in net unrealized appreciation/depreciation on swap agreements	270,007
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,784,637)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,827,577)

See accompanying notes to financial statements.

336 :: ProFund VP U.S. Government Plus :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(42,940)	$(213,996)
Net realized gains (losses) on investments	(3,433,922)	3,075,680
Change in net unrealized appreciation/depreciation on investments	649,285	473,796
Change in net assets resulting from operations	(2,827,577)	3,335,480
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(2,851,086)	(1,890,196)
Change in net assets resulting from distributions	(2,851,086)	(1,890,196)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	9,846,381	121,388,592
Distributions reinvested	2,851,086	1,890,196
Value of shares redeemed	(13,593,579)	(121,724,663)
Change in net assets resulting from capital transactions	(896,112)	1,554,125
Change in net assets	(6,574,775)	2,999,409
NET ASSETS:
Beginning of period	22,395,414	19,396,005
End of period	$15,820,639	$22,395,414
SHARE TRANSACTIONS:
Issued	388,385	3,561,171
Reinvested	144,652	56,986
Redeemed	(532,177)	(3,599,595)
Change in shares	860	18,562

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP U.S. Government Plus :: 337

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016
Net Asset Value, Beginning of Period	$30.55	$27.15	$23.16	$24.73	$22.68	$22.75

Investment Activities:
Net investment income (loss)(a)	(0.06)	(0.25)	0.22	0.21	0.10	(0.11)
Net realized and unrealized gains (losses) on investments	(4.06)	6.06	3.99	(1.57)	2.06	0.04
Total income (loss) from investment activities	(4.12)	5.81	4.21	(1.36)	2.16	(0.07)

Distributions to Shareholders From:
Net investment income	—	(0.02)	(0.22)	(0.21)	(0.11)	—
Net realized gains on investments	(4.87)	(2.39)	—	—	—	—
Total distributions	(4.87)	(2.41)	(0.22)	(0.21)	(0.11)	—

Net Asset Value, End of Period	$21.56	$30.55	$27.15	$23.16	$24.73	$22.68

Total Return(b)	(11.98)%	20.69%	18.22%	(5.42)%	9.49%	(0.31)%

Ratios to Average Net Assets:
Gross expenses(c)	1.40%	1.48%	1.44%	1.45%	1.43%	1.42%
Net expenses(c)	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%
Net investment income (loss)(c)	(0.51)%	(0.75)%	0.84%	0.92%	0.43%	(0.42)%

Supplemental Data:
Net assets, end of period (000's)	$15,821	$22,395	$19,396	$15,853	$19,008	$26,162
Portfolio turnover rate(b)(d)	194%	398%	402%	437%	397%	400%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

338 :: ProFund VP Utilities :: Financial Statements

Investment Objective: The ProFund VP Utilities seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. UtilitiesSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2021

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements	1%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	14.3%
Duke Energy Corp.	7.5%
The Southern Co.	6.4%
Dominion Energy, Inc.	5.9%
Exelon Corp.	4.3%

Dow Jones U.S. UtilitiesSM Index – Composition

% of Index
Electric Utilities	60%
Multi-Utilities	29%
Gas Utilities	4%
Water Utilities	4%
Independent Power and Renewable Electricity Producers	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.0%)

	Shares	Value
ALLETE, Inc. (Electric Utilities)	1,596	$111,688
Alliant Energy Corp. (Electric Utilities)	7,648	426,452
Ameren Corp. (Multi-Utilities)	7,815	625,513
American Electric Power Co., Inc. (Electric Utilities)	15,283	1,292,789
American Water Works Co., Inc. (Water Utilities)	5,550	855,421
Atmos Energy Corp. (Gas Utilities)	3,996	384,056
Avangrid, Inc. (Electric Utilities)	2,131	109,597
Avista Corp. (Multi-Utilities)	2,119	90,418
Black Hills Corp. (Multi-Utilities)	1,922	126,141
CenterPoint Energy, Inc. (Multi-Utilities)	17,751	435,255
CMS Energy Corp. (Multi-Utilities)	8,852	522,976
Consolidated Edison, Inc. (Multi-Utilities)	10,484	751,912
Dominion Energy, Inc. (Multi-Utilities)	24,664	1,814,529
DTE Energy Co. (Multi-Utilities)	5,924	767,750
Duke Energy Corp. (Electric Utilities)	23,523	2,322,191
Edison International (Electric Utilities)	11,604	670,943
Entergy Corp. (Electric Utilities)	6,136	611,759
Essential Utilities, Inc. (Water Utilities)	6,835	312,360
Evergy, Inc. (Electric Utilities)	7,011	423,675
Eversource Energy (Electric Utilities)	10,504	842,841
Exelon Corp. (Electric Utilities)	29,882	1,324,071
FirstEnergy Corp. (Electric Utilities)	16,633	618,914
Hawaiian Electric Industries, Inc. (Electric Utilities)	3,338	141,131
IDACORP, Inc. (Electric Utilities)	1,545	150,638
MDU Resources Group, Inc. (Multi-Utilities)	6,153	192,835
National Fuel Gas Co. (Gas Utilities)	2,788	145,673
New Jersey Resources Corp. (Gas Utilities)	2,946	116,573
NextEra Energy, Inc. (Electric Utilities)	59,983	4,395,555
NiSource, Inc. (Multi-Utilities)	11,995	293,878
NorthWestern Corp. (Multi-Utilities)	1,551	93,401
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	7,485	301,646
ONE Gas, Inc. (Gas Utilities)	1,628	120,667
PG&E Corp.* (Electric Utilities)	45,531	463,050
Pinnacle West Capital Corp. (Electric Utilities)	3,448	282,633
PNM Resources, Inc. (Electric Utilities)	2,624	127,972
Portland General Electric Co. (Electric Utilities)	2,739	126,213
PPL Corp. (Electric Utilities)	23,530	658,134
Public Service Enterprise Group, Inc. (Multi-Utilities)	15,447	922,804
Sempra Energy (Multi-Utilities)	9,635	1,276,445
Southwest Gas Holdings, Inc. (Gas Utilities)	1,774	117,421
Spire, Inc. (Gas Utilities)	1,581	114,259
The AES Corp. (Independent Power and Renewable Electricity Producers)	20,374	531,149
The Southern Co. (Electric Utilities)	32,374	1,958,951
UGI Corp. (Gas Utilities)	6,382	295,550
Vistra Corp. (Independent Power and Renewable Electricity Producers)	14,741	273,446
WEC Energy Group, Inc. (Multi-Utilities)	9,647	858,101
Xcel Energy, Inc. (Electric Utilities)	16,459	1,084,319
TOTAL COMMON STOCKS (Cost $14,250,072)		30,483,695

Repurchase Agreements(a) (0.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 6/30/21, due 7/1/21, total to be received $291,000	$291,000	$291,000
TOTAL REPURCHASE AGREEMENTS (Cost $291,000)		291,000
TOTAL INVESTMENT SECURITIES (Cost $14,541,072)—99.9%		30,774,695
Net other assets (liabilities)—0.1%		37,547
NET ASSETS—100.0%		$30,812,242

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Utilities :: 339

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Utilities Index	Goldman Sachs International	7/23/21	0.59%	$232,626	$(187)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Utilities invested in the following industries as of June 30, 2021:

	Value	% of Net Assets
Electric Utilities	$18,143,516	58.9%
Gas Utilities	1,294,199	4.2%
Independent Power and Renewable Electricity Producers	1,106,241	3.6%
Multi-Utilities	8,771,958	28.5%
Water Utilities	1,167,781	3.8%
Other**	328,547	1.0%
Total	$30,812,242	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

340 :: ProFund VP Utilities :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2021

ASSETS:
Total Investment Securities, at cost	$14,541,072
Securities, at value	30,483,695
Repurchase agreements, at value	291,000
Total Investment Securities, at value	30,774,695
Cash	971
Segregated cash balances for swap agreements with custodian	80,000
Dividends receivable	32,758
Receivable for capital shares issued	5,331
Prepaid expenses	605
TOTAL ASSETS	30,894,360
LIABILITIES:
Payable for capital shares redeemed	5,979
Unrealized depreciation on swap agreements	187
Advisory fees payable	18,949
Management services fees payable	2,527
Administration fees payable	1,920
Administrative services fees payable	14,418
Distribution fees payable	13,960
Transfer agency fees payable	3,315
Fund accounting fees payable	1,059
Compliance services fees payable	272
Other accrued expenses	19,532
TOTAL LIABILITIES	82,118
NET ASSETS	$30,812,242
NET ASSETS CONSIST OF:
Capital	$16,851,865
Total distributable earnings (loss)	13,960,377
NET ASSETS	$30,812,242
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	822,670
Net Asset Value (offering and redemption price per share)	$37.45

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME:
Dividends	$492,073
Interest	4
TOTAL INVESTMENT INCOME	492,077
EXPENSES:
Advisory fees	122,161
Management services fees	16,288
Administration fees	12,900
Transfer agency fees	10,379
Administrative services fees	47,167
Distribution fees	40,720
Custody fees	2,572
Fund accounting fees	7,091
Trustee fees	421
Compliance services fees	144
Other fees	17,810
Total Gross Expenses before reductions	277,653
Expenses reduced and reimbursed by the Advisor	(4,012)
TOTAL NET EXPENSES	273,641
NET INVESTMENT INCOME (LOSS)	218,436
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	512,651
Net realized gains (losses) on swap agreements	24,433
Change in net unrealized appreciation/depreciation on investment securities	(125,477)
Change in net unrealized appreciation/depreciation on swap agreements	(10,080)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	401,527
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$619,963

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Utilities :: 341

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$218,436	$464,820
Net realized gains (losses) on investments	537,084	(798,890)
Change in net unrealized appreciation/depreciation on investments	(135,557)	(2,122,950)
Change in net assets resulting from operations	619,963	(2,457,020)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(492,934)	(7,985,139)
Change in net assets resulting from distributions	(492,934)	(7,985,139)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	9,235,301	26,708,658
Distributions reinvested	492,934	7,985,139
Value of shares redeemed	(11,585,746)	(35,984,865)
Change in net assets resulting from capital transactions	(1,857,511)	(1,291,068)
Change in net assets	(1,730,482)	(11,733,227)
NET ASSETS:
Beginning of period	32,542,724	44,275,951
End of period	$30,812,242	$32,542,724
SHARE TRANSACTIONS:
Issued	243,396	599,643
Reinvested	13,016	225,314
Redeemed	(304,640)	(831,816)
Change in shares	(48,228)	(6,859)

See accompanying notes to financial statements.

342 :: ProFund VP Utilities :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2021 (unaudited)	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016
Net Asset Value, Beginning of Period	$37.37	$50.44	$44.33	$45.65	$43.68	$39.63

Investment Activities:
Net investment income (loss)(a)	0.25	0.57	0.67	0.79	0.76	0.74
Net realized and unrealized gains (losses) on investments	0.42	(2.39)	9.18	0.39	3.89	5.26
Total income (loss) from investment activities	0.67	(1.82)	9.85	1.18	4.65	6.00

Distributions to Shareholders From:
Net investment income	(0.59)	(0.75)	(0.79)	(1.00)	(1.02)	(0.68)
Net realized gains on investments	—	(10.50)	(2.95)	(1.50)	(1.66)	(1.27)
Total distributions	(0.59)	(11.25)	(3.74)	(2.50)	(2.68)	(1.95)

Net Asset Value, End of Period	$37.45	$37.37	$50.44	$44.33	$45.65	$43.68

Total Return(b)	1.77%	(2.40)%	22.88%	2.89%	10.64%	15.07%

Ratios to Average Net Assets:
Gross expenses(c)	1.70%	1.75%	1.74%	1.79%	1.72%	1.71%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	1.34%	1.31%	1.38%	1.78%	1.62%	1.68%

Supplemental Data:
Net assets, end of period (000's)	$30,812	$32,543	$44,276	$40,952	$38,464	$40,197
Portfolio turnover rate(b)(d)	8%	50%	209%	108%	60%	97%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Notes to Financial Statements

344 :: Notes to Financial Statements :: June 30, 2021 (unaudited)

1. Organization

ProFunds (the "Trust") consists of 115 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act") and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series.

On December 10, 2020, the Trust's Board of Trustees approved an agreement and plan of reorganization and termination pursuant to which the Access VP High Yield Fund (now named the ProFund Access VP High Yield) would reorganize into a corresponding newly created series within ProFunds (an affiliated trust). That transaction occurred on April 26, 2021.

These accompanying financial statements relate to the following portfolios of the Trust included in this report (collectively, the "ProFunds VP" and individually, a "ProFund VP"):

Classic ProFunds VP:

ProFund VP Asia 30

ProFund VP Bull

ProFund VP Dow 30

ProFund VP Emerging Markets

ProFund VP Europe 30

ProFund VP International

ProFund VP Japan

ProFund VP Large-Cap Growth

ProFund VP Large-Cap Value

ProFund VP Mid-Cap

ProFund VP Mid-Cap Growth

ProFund VP Mid-Cap Value

ProFund VP Nasdaq-100

ProFund VP Small-Cap

ProFund VP Small-Cap Growth

ProFund VP Small-Cap Value

Ultra ProFunds VP:

ProFund VP UltraBull

ProFund VP UltraMid-Cap

ProFund VP UltraNasdaq-100

ProFund VP UltraSmall-Cap

Inverse ProFunds VP:

ProFund VP Bear

ProFund VP Short Dow 30

ProFund VP Short Emerging Markets

ProFund VP Short International

ProFund VP Short Mid-Cap

ProFund VP Short Nasdaq-100

ProFund VP Short Small-Cap

ProFund VP UltraShort Dow 30

ProFund VP UltraShort Nasdaq-100

Sector ProFunds VP:

ProFund VP Banks

ProFund VP Basic Materials

ProFund VP Biotechnology

ProFund VP Consumer Goods

ProFund VP Consumer Services

ProFund VP Financials

ProFund VP Health Care

ProFund VP Industrials

ProFund VP Internet

ProFund VP Oil & Gas

ProFund VP Pharmaceuticals

ProFund VP Precious Metals

ProFund VP Real Estate

ProFund VP Semiconductor

ProFund VP Technology

ProFund VP Telecommunications

ProFund VP Utilities

Non-Equity ProFunds VP:

ProFund Access VP High Yield

ProFund VP Falling U.S. Dollar

ProFund VP Rising Rates Opportunity

ProFund VP U.S. Government Plus

Money Market ProFund VP:

ProFund VP Government Money Market

The ProFunds VP, excluding ProFund VP Government Money Market, are referred to as the "non-money market ProFunds VP." Each non-money market ProFund VP, other than ProFund VP Consumer Services, ProFund VP Europe 30, ProFund VP Industrials, ProFund VP Large-Cap Growth, ProFund VP Large-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Real Estate, ProFund VP Small-Cap Growth, ProFund VP Small-Cap Value, and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds VP's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP.

June 30, 2021 (unaudited) :: Notes to Financial Statements :: 345

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund VP may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as "cover" for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds VP as short-term investments for cash positions. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one business day. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFund VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the "Advisor"). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the Trust invest in repurchase agreements jointly. Each ProFund VP, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP's custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds VP not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund VP, amounts to more than 15% of the ProFund VP's total net assets. The investments of each of the ProFunds VP in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant. During periods of high demand for repurchase agreements, the ProFunds VP may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of June 30, 2021, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Canadian Imperial Bank of Canada 0.00% dated 6/30/21, due 7/1/21(1)	Credit Agricole CIB, 0.00% dated 6/30/21, due 7/1/21(2)	HSBC Securities (USA), Inc., 0.00% dated 6/30/21, Due7/1/21(3)	RBC Capital Markets, LLC, 0.00% dated 6/30/21, due 7/1/21(4)	Societe' Generale, 0.00% dated 6/30/21, due 7/1/21(5)	UMB Bank N.A., 0.00% dated 6/30/21, due 7/1/21(6)
ProFund Access VP High Yield	$409,000	$1,639,000	$4,049,000	$819,000	$2,049,000	$442,000
ProFund VP Banks	8,000	33,000	82,000	16,000	41,000	11,000
ProFund VP Basic Materials	6,000	27,000	66,000	13,000	33,000	10,000
ProFund VP Bear	63,000	259,000	642,000	128,000	325,000	76,000
ProFund VP Biotechnology	19,000	76,000	188,000	38,000	95,000	21,000
ProFund VP Bull	887,000	3,553,000	8,778,000	1,776,000	4,442,000	959,000
ProFund VP Consumer Goods	24,000	96,000	238,000	48,000	120,000	27,000
ProFund VP Consumer Services	32,000	129,000	320,000	64,000	162,000	37,000
ProFund VP Dow 30	108,000	434,000	1,074,000	216,000	543,000	122,000
ProFund VP Emerging Markets	48,000	201,000	498,000	99,000	251,000	64,000
ProFund VP Falling U.S. Dollar	34,000	140,000	350,000	69,000	176,000	47,000
ProFund VP Financials	12,000	48,000	119,000	24,000	60,000	15,000
ProFund VP Government Money Market	1,152,000	4,611,000	11,391,000	2,305,000	5,764,000	1,237,000

346 :: Notes to Financial Statements :: June 30, 2021 (unaudited)

Fund Name	Canadian Imperial Bank of Canada 0.00% dated 6/30/21, due 7/1/21(1)	Credit Agricole CIB, 0.00% dated 6/30/21, due 7/1/21(2)	HSBC Securities (USA), Inc., 0.00% dated 6/30/21, due 7/1/21(3)	RBC Capital Markets, LLC, 0.00% dated 6/30/21, due 7/1/21(4)	Societe' Generale, 0.00% dated 6/30/21, due 7/1/21(5)	UMB Bank N.A., 0.00% dated 6/30/21, due 7/1/21(6)
ProFund VP Health Care	$62,000	$248,000	$613,000	$124,000	$310,000	$68,000
ProFund VP Industrials	25,000	100,000	249,000	50,000	126,000	29,000
ProFund VP International	551,000	2,208,000	5,458,000	1,104,000	2,761,000	600,000
ProFund VP Internet	36,000	146,000	360,000	73,000	182,000	41,000
ProFund VP Japan	316,000	1,266,000	3,128,000	633,000	1,583,000	340,000
ProFund VP Large-Cap Growth	5,000	22,000	54,000	11,000	27,000	8,000
ProFund VP Mid-Cap	791,000	3,168,000	7,825,000	1,584,000	3,959,000	854,000
ProFund VP Mid-Cap Growth	8,000	33,000	83,000	16,000	42,000	13,000
ProFund VP Mid-Cap Value	1,000	6,000	15,000	3,000	8,000	4,000
ProFund VP Nasdaq-100	1,406,000	5,626,000	13,899,000	2,812,000	7,033,000	1,511,000
ProFund VP Oil & Gas	27,000	108,000	266,000	54,000	135,000	30,000
ProFund VP Pharmaceuticals	13,000	52,000	129,000	26,000	65,000	15,000
ProFund VP Precious Metals	1,400,000	5,608,000	13,853,000	2,803,000	7,011,000	1,507,000
ProFund VP Real Estate	11,000	44,000	108,000	22,000	55,000	13,000
ProFund VP Rising Rates Opportunity	240,000	964,000	2,386,000	481,000	1,206,000	267,000
ProFund VP Semiconductor	8,000	35,000	86,000	17,000	43,000	12,000
ProFund VP Short Dow 30	—	—	2,000	—	—	5,000
ProFund VP Short Emerging Markets	10,000	44,000	111,000	21,000	54,000	20,000
ProFund VP Short International	17,000	72,000	181,000	35,000	91,000	27,000
ProFund VP Short Mid-Cap	1,000	8,000	20,000	3,000	9,000	8,000
ProFund VP Short Nasdaq-100	66,000	271,000	672,000	134,000	339,000	82,000
ProFund VP Short Small-Cap	59,000	240,000	595,000	120,000	300,000	73,000
ProFund VP Small-Cap	515,000	2,066,000	5,107,000	1,032,000	2,583,000	562,000
ProFund VP Small-Cap Growth	8,000	32,000	80,000	16,000	40,000	10,000
ProFund VP Small-Cap Value	1,000	4,000	11,000	2,000	5,000	4,000
ProFund VP Technology	35,000	142,000	352,000	71,000	178,000	41,000
ProFund VP Telecommunications	3,000	13,000	33,000	6,000	16,000	6,000
ProFund VP UltraBull	317,000	1,273,000	3,149,000	635,000	1,592,000	349,000
ProFund VP UltraMid-Cap	315,000	1,260,000	3,115,000	630,000	1,576,000	345,000
ProFund VP UltraNasdaq-100	2,689,000	10,764,000	26,591,000	5,381,000	13,455,000	2,890,000
ProFund VP UltraShort Dow 30	—	—	1,000	—	—	3,000
ProFund VP UltraShort Nasdaq-100	19,000	79,000	197,000	39,000	99,000	27,000
ProFund VP UltraSmall-Cap	939,000	3,760,000	9,290,000	1,879,000	4,700,000	1,013,000
ProFund VP U.S. Government Plus	363,000	1,457,000	3,600,000	728,000	1,821,000	396,000
ProFund VP Utilities	12,000	50,000	125,000	25,000	63,000	16,000
	$13,071,000	$52,415,000	$129,539,000	$26,185,000	$65,528,000	$14,257,000

Each repurchase agreement was fully collateralized by U.S. government and/or agency securities as of June 30, 2021 as follows:

(1)	U.S. Treasury Notes, 2.875%, due 4/30/25, total value $13,336,710.
(2)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/22, U.S. Treasury Notes, 3.125%, due 11/15/28, which had an aggregate value of $53,513,933.
(3)	U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (STRIPS), effective yield or interest rate in effect at June 30, 2021, 0.544% to 1.656%, due 11/15/27 to 8/15/48, which had an aggregate value of $132,165,032.
(4)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/22, total value $26,714,447.
(5)	U.S. Treasury Notes, 2.25% to 2.625%, due 12/31/23 to 11/15/27, which had an aggregate value of $66,843,098.
(6)	U.S. Treasury Notes, 1.125% to 2.25%, due 1/31/24 to 2/15/31, Federal Farm Credit Banks, 2.37% to 2.875%, due 12/21/23 to 2/27/24, Federal Home Loan Banks, 1.875% to 3.375%, due 12/8/23 to 3/8/24, which had an aggregate value of $14,589,493.

Depositary Receipts

Each ProFund VP, other than the ProFund VP Government Money Market, may invest in American Depositary Receipts ("ADRs"), New York Shares ("NYSs") and Global Depositary Receipts ("GDRs"). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter ("OTC"), are issued by domestic banks. NYSs (or "direct shares") are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

The ProFunds VP may invest in both sponsored and unsponsored depositary receipts. Certain depositary receipts, typically those designated as "unsponsored", require the holders thereof to bear most of the costs of such facilities, while issuers of "sponsored"

June 30, 2021 (unaudited) :: Notes to Financial Statements :: 347 facilities normally pay more of the cost thereof. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

Real Estate Investment Trusts

Each ProFund (other than the Non-Equity ProFunds) may invest in real estate investment trusts ("REITs") which report information on the source of their distributions annually. Equity REITs invest primarily in real property while mortgage REITs invest in constructions, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REITs, the creditworthiness of the issuer, property taxes, interest rates, and tax regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITs during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions. Certain ProFunds VP may obtain investment exposure through derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the period ended June 30, 2021, were utilized to gain exposure or inverse exposure to each ProFund VP's benchmark (e.g., index, etc.) to meet its investment objective.

The ProFund Access VP High Yield maintains exposure to the high yield market (i.e., U.S. corporate high yield debt market), regardless of market conditions. This means ProFund Access VP High Yield does not adopt defensive positions in cash or other instruments in anticipation of an adverse market climate. The ProFund Access VP High Yield invests primarily in derivatives, money market instruments, and U.S. Treasury obligations that the Advisor believes, in combination, should provide investment results that correspond to the high yield market. During the period ended June 30, 2021, the ProFund Access VP High Yield held credit default swap agreements for credit exposure to the high yield market and futures contracts and/or treasury notes for interest rate exposure to meet the ProFund Access VP High Yield investment objective.

Each non-money market ProFund VP, other than the Classic ProFunds VP , the Sector ProFunds VP and the ProFund VP Falling U.S. Dollar, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at period end are reflected on each respective ProFund VP's Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP's investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the period ended June 30, 2021. With the exception of the ProFunds VP listed below, the notional amount of open derivative positions relative to each ProFund VP's net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year. The volume associated with derivative positions in the ProFund VP Banks was 10% based on average monthly notional amounts in comparison to net assets during the period ended June 30, 2021.

In connection with its management of certain series of the Trust included in this report (ProFund VP UltraShort Dow 30 and ProFund VP UltraShort Nasdaq-100 (the "Commodity Pools")), the Advisor is registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). The Advisor also registered as a commodity trading advisor (a "CTA") under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds VP, including certain risks related to each instrument type.

Futures Contracts

Each non-money market ProFund VP may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar

348 :: Notes to Financial Statements :: June 30, 2021 (unaudited)

amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund VP's loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund VP will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund VP.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, this ProFund VP may have to limit its currency transactions to qualify as a "regulated investment company" ("RIC") under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund VP. Similarly, the ProFund VP Falling U.S. Dollar has sought to mitigate credit risk by generally requiring that the counterparties to the ProFund VP post collateral for the benefit of the ProFund VP in a segregated account at the custodian, marked

June 30, 2021 (unaudited) :: Notes to Financial Statements :: 349 to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP Falling U.S. Dollar may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP Falling U.S. Dollar may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP Falling U.S. Dollar will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of June 30, 2021, there was no collateral posted by counterparties.

Credit Default Swap ("CDS") Agreements

As of June 30, 2021, the ProFund Access VP High Yield invested in centrally cleared CDS as a substitute for investing directly in bonds in order to gain credit exposure to the high yield market.

In a CDS, the agreement will reference one or more debt securities or reference entities. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference entity has occurred. If a credit event occurs, the seller generally must pay the buyer: a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity. CDS are designed to reflect changes in credit quality, including events of default. A CDS may require premium (discount) payments as well as daily payments (receipts) related to the interest leg of the swap or to the default or change in price of a reference entity.

The counterparty risk for cleared swap agreements is generally lower than for uncleared over-the-counter swap agreements because, generally, a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees each party's performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the ProFund Access VP High Yield.

If the ProFund Access VP High Yield is a seller of a CDS contract (also referred to as a seller of protection or as a buyer of risk), the ProFund Access VP High Yield would be required to pay the par (or other agreed upon) value of a referenced obligation to the counterparty in the event of a default or other credit event. In return, the ProFund Access VP High Yield would receive from the counterparty a daily stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the ProFund Access VP High Yield would keep the stream of payments and would have no payment obligations. As the seller, the ProFund Access VP High Yield would be subject to investment exposure on the notional amount of the swap.

If the ProFund Access VP High Yield is a buyer of a CDS contract (also referred to as a buyer of protection or a seller of risk), the ProFund Access VP High Yield would have the right to deliver a reference obligation and receive the par (or other agreed-upon) value of such obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade). In return, the ProFund Access VP High Yield would pay the counterparty a daily stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the ProFund Access VP High Yield.

The ProFund Access VP High Yield enters into a CDS with multiple reference entities, in which case payments and settlements in respect of any defaulting reference entity would typically be dealt with separately from the other reference entities.

Upon entering into a centrally cleared CDS, the ProFund Access VP High Yield may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the CDS and is returned to the ProFund Access VP High Yield upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market." The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

Swap Agreements (other than CDS)

Each non-money market ProFund VP may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities.

On a typical long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets, plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus

350 :: Notes to Financial Statements :: June 30, 2021 (unaudited)

dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds VP may also enter into swap agreements that provide the opposite return of their benchmark or security ("short" the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a ProFund VP's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). When investing in index swap agreements, the ProFunds VP may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund VP's current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund VP reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund VP has valued the asset may be considered to be illiquid for purposes of a ProFund VP's illiquid investment limitations.

A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP's rights as a creditor. A ProFund VP will only enter into swap agreements with counterparties that meet the ProFund VP's standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund VP's repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP's risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP's custodian.

In the normal course of business, a ProFund VP enters into International Swap Dealers Association, Inc. ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund VP's ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund VP's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund VP. The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of June 30, 2021, the collateral posted by counterparties consisted of U.S. Treasury securities and cash.

The use of swaps, including CDS, is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty's creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust's Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund VP's transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds VP are subject to master netting agreements for swap agreements (other than centrally cleared CDS) and forward currency contracts that allow for amounts owed between the ProFund VP and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

June 30, 2021 (unaudited) :: Notes to Financial Statements :: 351

As described above, the ProFunds VP utilize derivative instruments to achieve their investment objective during the period. The amounts shown in the Statements of Assets and Liabilities generally do not take into consideration the effects of legally enforceable master netting agreements.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund VP's Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021.

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Credit Risk Exposure:
ProFund Access VP High Yield	$—	$238,355	$—	$—	$—	$—

Equity Risk Exposure:
ProFund VP Banks	—	3,839	—	—	—	—
ProFund VP Basic Materials	—	2,181	—	—	—	—
ProFund VP Bear	—	—	—	3,617	2,206	—
ProFund VP Biotechnology	—	11,577	—	—	—	—
ProFund VP Bull	104,781	24,424	—	—	—	—
ProFund VP Consumer Goods	—	8,566	—	—	—	—
ProFund VP Consumer Services	—	2,309	—	—	—	—
ProFund VP Dow 30	—	15,756	—	—	—	—
ProFund VP Emerging Markets	—	1,379	—	—	—	—
ProFund VP Financials	—	6,523	—	—	—	—
ProFund VP Health Care	—	15,156	—	—	—	—
ProFund VP Industrials	—	4,913	—	—	—	—
ProFund VP International	—	—	—	—	92,892	—
ProFund VP Internet	—	8,476	—	—	—	—
ProFund VP Japan	—	—	—	95,464	428	—
ProFund VP Mid-Cap	—	—	—	40,575	16,828	—
ProFund VP Nasdaq-100	14,946	58,903	—	—	—	—
ProFund VP Oil & Gas	—	—	—	—	8,242	—
ProFund VP Pharmaceuticals	—	608	—	—	—	—
ProFund VP Precious Metals	—	—	—	—	273,924	—
ProFund VP Real Estate	—	—	—	—	2,313	—
ProFund VP Semiconductor	—	15,184	—	—	—	—
ProFund VP Short Dow 30	—	—	—	—	46	—
ProFund VP Short Emerging Markets	—	—	—	—	149	—
ProFund VP Short International	—	3,074	—	—	—	—
ProFund VP Short Mid-Cap	—	50	—	—	—	—
ProFund VP Short Nasdaq-100	—	—	—	14,950	2,697	—
ProFund VP Short Small-Cap	1,538	5,949	—	—	—	—
ProFund VP Small-Cap	—	—	—	—	55,950	—
ProFund VP Technology	—	14,316	—	—	—	—
ProFund VP Telecommunications	—	991	—	—	—	—
ProFund VP UltraBull	24,169	39,003	—	—	—	—
ProFund VP UltraMid-Cap	—	—	—	—	27,749	—
ProFund VP UltraNasdaq-100	14,946	612,438	—	—	—	—
ProFund VP UltraShort Dow 30	—	—	—	—	62	—
ProFund VP UltraShort Nasdaq-100	—	—	—	—	1,897	—
ProFund VP UltraSmall-Cap	—	—	—	—	278,918	—
ProFund VP Utilities	—	—	—	—	187	—

Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	348	—	—	21,941

Interest Rate Risk Exposure:
ProFund Access VP High Yield	—	—	—	12,271	—	—
ProFund VP Rising Rates Opportunity	—	—	—	—	214,898	—
ProFund VP U.S. Government Plus	—	328,767	—	—	—	—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Portfolio Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

352 :: Notes to Financial Statements :: June 30, 2021 (unaudited)

The following table presents the effect of derivative instruments on the ProFund VP's Statement of Operations, categorized by risk exposure, for the period ended June 30, 2021.

	Realized Gain (Loss) on Derivatives			Change in Net Unrealized Appreciation/ Depreciation on Derivatives
	Recognized as a Result from Operations			Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
Credit Risk Exposure:
ProFund Access VP High Yield	$—	$956,778	$—	$—	$(452,431)	$—

Equity Risk Exposure:
ProFund VP Banks	—	44,461	—	—	2,974	—
ProFund VP Basic Materials	—	52,773	—	—	(2,796)	—
ProFund VP Bear	(51,421)	(266,542)	—	9,078	8,091	—
ProFund VP Biotechnology	—	70,441	—	—	20,746	—
ProFund VP Bull	1,300,716	1,837,121	—	(119,310)	(62,064)	—
ProFund VP Consumer Goods	—	1,202	—	—	1,117	—
ProFund VP Consumer Services	—	(6,682)	—	—	(6,208)	—
ProFund VP Dow 30	—	50,794	—	—	9,370	—
ProFund VP Emerging Markets	—	(13,361)	—	—	(7,725)	—
ProFund VP Financials	—	141,730	—	—	(5,231)	—
ProFund VP Health Care	—	106,967	—	—	(10,655)	—
ProFund VP Industrials	—	41,522	—	—	3,061	—
ProFund VP International	—	984,860	—	—	(86,073)	—
ProFund VP Internet	—	44,130	—	—	13,936	—
ProFund VP Japan	901,644	3,360	—	(368,565)	(2,522)	—
ProFund VP Mid-Cap	332,993	2,005,195	—	(57,531)	(6,036)	—
ProFund VP Nasdaq-100	736,757	4,010,711	—	(192,903)	(113,641)	—
ProFund VP Oil & Gas	—	188,537	—	—	(5,104)	—
ProFund VP Pharmaceuticals	—	27,315	—	—	(7,934)	—
ProFund VP Precious Metals	—	(703,788)	—	—	(282,372)	—
ProFund VP Real Estate	—	38,804	—	—	(3,823)	—
ProFund VP Semiconductor	—	121,456	—	—	6,354	—
ProFund VP Short Dow 30	—	(1,221)	—	—	61	—
ProFund VP Short Emerging Markets	—	(100,059)	—	—	13,493	—
ProFund VP Short International	—	(61,121)	—	—	2,248	—
ProFund VP Short Mid-Cap	—	(17,959)	—	—	130	—
ProFund VP Short Nasdaq-100	(122,876)	(188,146)	—	47,532	11,075	—
ProFund VP Short Small-Cap	(22,174)	(185,049)	—	5,202	(147)	—
ProFund VP Small-Cap	—	1,617,321	—	—	70,782	—
ProFund VP Technology	—	133,750	—	—	9,329	—
ProFund VP Telecommunications	—	13,796	—	—	968	—
ProFund VP UltraBull	130,405	2,939,575	—	(5,428)	(72,610)	—
ProFund VP UltraMid-Cap	12,856	3,423,856	—	—	(6,694)	—
ProFund VP UltraNasdaq-100	1,529,827	28,433,125	—	(255,257)	(515,985)	—
ProFund VP UltraShort Dow 30	—	(6,159)	—	—	26	—
ProFund VP UltraShort Nasdaq-100	—	(306,950)	—	—	(316)	—
ProFund VP UltraSmall-Cap	59,805	5,400,144	—	(21,246)	96,389	—
ProFund VP Utilities	—	24,433	—	—	(10,080)	—

Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	(5,972)	—	—	35,362

Interest Rate Risk Exposure:
ProFund Access VP High Yield	(7,913)	—	—	(15,602)	—	—
ProFund VP Rising Rates Opportunity	(1,866)	581,717	—	—	(195,124)	—
ProFund VP U.S. Government Plus	—	(2,249,964)	—	—	270,007	—

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds VP for swap agreements (other than centrally cleared CDS) and forward currency contracts as of June 30, 2021. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds VP or the counterparties, depending on whether the related contracts are in an

June 30, 2021 (unaudited) :: Notes to Financial Statements :: 353 appreciated or depreciated position at period end. Amounts shown in the column labeled "Net Amount" represent the un-collateralized portions of these amounts at period end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
ProFund VP Banks
Swap Agreements — Goldman Sachs International	$3,839	$—	$—	$3,839
ProFund VP Basic Materials
Swap Agreements — Goldman Sachs International	2,181	—	—	2,181
ProFund VP Bear
Swap Agreements — Goldman Sachs International	(25)	25	—	—
Swap Agreements — UBS AG	(2,181)	2,181	—	—
ProFund VP Biotechnology
Swap Agreements — Goldman Sachs International	11,577	—	—	11,577
ProFund VP Bull
Swap Agreements — Goldman Sachs International	6,832	—	—	6,832
Swap Agreements — UBS AG	17,592	—	—	17,592
ProFund VP Consumer Goods
Swap Agreements — Goldman Sachs International	8,566	—	—	8,566
ProFund VP Consumer Services
Swap Agreements — Goldman Sachs International	2,309	—	—	2,309
ProFund VP Dow 30
Swap Agreements — Goldman Sachs International	15,011	—	—	15,011
Swap Agreements — UBS AG	745	—	—	745
ProFund VP Emerging Markets
Swap Agreements — Goldman Sachs International	196	—	—	196
Swap Agreements — UBS AG	1,183	—	—	1,183
ProFund VP Financials
Swap Agreements — Goldman Sachs International	6,523	—	—	6,523
ProFund VP Falling U.S. Dollar
Forward Currency Contracts — Goldman Sachs International
Appreciation	348
(Depreciation)	(11,667)
Net (Depreciation)	(11,319)	11,319	—	—
Forward Currency Contracts — UBS AG	(10,274)	10,274	—	—
ProFund VP Health Care
Swap Agreements — Goldman Sachs International	15,156	—	—	15,156
ProFund VP Industrials
Swap Agreements — Goldman Sachs International	4,913	—	—	4,913
ProFund VP International
Swap Agreements — Goldman Sachs International	(44,187)	44,187	—	—
Swap Agreements — UBS AG	(48,705)	48,705	—	—
ProFund VP Internet
Swap Agreements — Goldman Sachs International	8,476	—	—	8,476
ProFund VP Japan
Swap Agreements — Goldman Sachs International	(428)	—	—	(428)
ProFund VP Mid-Cap
Swap Agreements — Goldman Sachs International	(5,295)	5,295	—	—
Swap Agreements — UBS AG	(11,533)	11,533	—	—
ProFund VP Nasdaq-100
Swap Agreements — Goldman Sachs International	9,882	(1,198)	—	8,684
Swap Agreements — UBS AG	49,021	—	(49,021)	—
ProFund VP Oil & Gas
Swap Agreements — Goldman Sachs International	(8,242)	—	8,242	—
ProFund VP Pharmaceuticals
Swap Agreements — Goldman Sachs International	608	—	—	608
ProFund VP Precious Metals
Swap Agreements — Goldman Sachs International	(131,734)	131,734	—	—
Swap Agreements — UBS AG	(142,190)	142,190	—	—

354 :: Notes to Financial Statements :: June 30, 2021 (unaudited)

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
ProFund VP Real Estate
Swap Agreements — Goldman Sachs International	$(2,313)	$—	$—	$(2,313)
ProFund VP Rising Rates Opportunity
Swap Agreements — Citibank North America	(179,874)	68,000	—	(111,874)
Swap Agreements — Societe' Generale	(35,024)	10,000	—	(25,024)
ProFund VP Semiconductor
Swap Agreements — Goldman Sachs International	15,184	—	—	15,184
ProFund VP Short Dow 30
Swap Agreements — Goldman Sachs International	(12)	—	—	(12)
Swap Agreements — UBS AG	(34)	34	—	—
ProFund VP Short Emerging Markets
Swap Agreements — Goldman Sachs International	(89)	89	—	—
Swap Agreements — UBS AG	(60)	60	—	—
ProFund VP Short International
Swap Agreements — Goldman Sachs International	2,687	—	—	2,687
Swap Agreements — UBS AG	387	—	—	387
ProFund VP Short Mid-Cap
Swap Agreements — Goldman Sachs International	10	—	—	10
Swap Agreements — UBS AG	40	—	—	40
ProFund VP Short Nasdaq-100
Swap Agreements — Goldman Sachs International	(1,865)	1,865	—	—
Swap Agreements — UBS AG	(832)	832	—	—
ProFund VP Short Small-Cap
Swap Agreements — Goldman Sachs International	364	—	—	364
Swap Agreements — UBS AG	5,585	—	—	5,585
ProFund VP Small-Cap
Swap Agreements — Goldman Sachs International	(6,053)	6,053	—	—
Swap Agreements — UBS AG	(49,897)	49,897	—	—
ProFund VP Technology
Swap Agreements — Goldman Sachs International	14,316	—	—	14,316
ProFund VP Telecommunications
Swap Agreements — Goldman Sachs International	991	—	—	991
ProFund VP UltraBull
Swap Agreements — Goldman Sachs International	18,050	(9,982)	—	8,068
Swap Agreements — UBS AG	20,953	—	(20,953)	—
ProFund VP UltraMid-Cap
Swap Agreements — Goldman Sachs International	(18,685)	18,685	—	—
Swap Agreements — UBS AG	(9,064)	9,064	—	—
ProFund VP UltraNasdaq-100
Swap Agreements — Goldman Sachs International	380,167	(380,167)	—	—
Swap Agreements — UBS AG	232,271	—	(232,271)	—
ProFund VP UltraShort Dow 30
Swap Agreements — Goldman Sachs International	(45)	—	—	(45)
Swap Agreements — UBS AG	(17)	—	—	(17)
ProFund VP UltraShort Nasdaq-100
Swap Agreements — Goldman Sachs International	(133)	133	—	—
Swap Agreements — UBS AG	(1,764)	1,764	—	—
ProFund VP UltraSmall-Cap
Swap Agreements — Goldman Sachs International	(158,011)	158,011	—	—
Swap Agreements — UBS AG	(120,907)	120,907	—	—
ProFund VP U.S. Government Plus
Swap Agreements — Citibank North America	148,994	—	—	148,994
Swap Agreements — Societe' Generale	179,773	—	(140,000)	39,773
ProFund VP Utilities
Swap Agreements — Goldman Sachs International	(187)	—	187	—

*	The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
**	Financial instruments and cash collateral received are not disclosed on the Statement of Assets and Liabilities because the Fund does not have effective control of the collateral.

June 30, 2021 (unaudited) :: Notes to Financial Statements :: 355

Securities Lending:

Each ProFund VP may lend securities to brokers, dealers and financial organizations in exchange for initial collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denominated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, money market instruments or U.S. Government securities with a market value of at least 100% of the market value of the loaned securities. When a ProFund VP lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the ProFund VP in connection with these loans may be reinvested in a variety of short-term investments. Any non-cash collateral received by the ProFund VP in connection with these loans may not be sold or pledged by the ProFund VP and, accordingly, is not reflected in the ProFund VP's assets and liabilities. The ProFunds VP may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The ProFunds VP are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted by the ProFund VP if a material event affecting the ProFund VP's investment in the securities on loan is to occur. Security loans are subject to termination by the ProFund VP or the borrower at any time. No securities loan shall be made on behalf of a ProFund VP if, as a result, the aggregate value of all securities loaned by the particular ProFund VP exceeds one-third of the value of such ProFund VP's total assets (including the value of the collateral received).

Securities lending involves exposure to certain risks, including "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a ProFund VP has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a ProFund VP would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a ProFund VP's securities as agreed, the ProFund VP may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a ProFund VP. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A ProFund VP could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the ProFund VP and any additional required collateral is delivered to the ProFund VP, or excess collateral returned by the ProFund VP, on the next business day.

The following table is a summary of the ProFunds VP securities lending transactions as of June 30, 2021:

	Value of Securities on Loan	Value of Cash Collateral Received*
ProFund VP Asia 30	$2,756,853	$2,880,471
ProFund VP Bull	6,995	7,068
ProFund VP Consumer Services	29,160	29,649
ProFund VP Europe 30	592,540	614,900
ProFund VP Large-Cap Value	4,080	4,123
ProFund VP Small-Cap	158,649	167,163
ProFund VP Small-Cap Growth	127,965	130,785
ProFund VP Small-Cap Value	45,373	46,536
ProFund VP Technology	30,074	31,208
ProFund VP Telecommunications	21,385	24,028
ProFund VP UltraBull	1,319	1,333
ProFund VP UltraSmall-Cap	234,299	247,441

*	Collateral received in the form of cash was reinvested in securities shown in the Collateral for Securities Loaned section of the Schedule of Portfolio Investments.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

356 :: Notes to Financial Statements :: June 30, 2021 (unaudited)

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP Government Money Market, ProFund VP Real Estate, and ProFund VP U.S. Government Plus) intends to declare and distribute net investment income at least annually, if any. ProFund VP Government Money Market and ProFund VP U.S. Government Plus declare dividends from net investment income daily, if any, and pay dividends on a monthly basis. ProFund VP Real Estate declares and pays dividends from net investment income quarterly, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, and equalization), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFunds VP have a calendar tax year end.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds VP are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly."

Expense Reimbursement from a Third Party

During 2018, certain ProFunds VP received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. The corresponding impacts to the respective ProFund VP's Total Return and Ratios to Average Net Assets in the Financial Highlights are disclosed in a footnote to that ProFund VP's Financial Highlights.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds VP (observable inputs) and the ProFunds' VP own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds' VP investments are summarized in the three broad levels listed below:

•  Level 1–quoted prices in active markets for identical assets

•  Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•  Level 3–significant unobservable inputs (including the ProFunds' VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust's Board of Trustees. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the Nasdaq National Market System ("Nasdaq/NMS"), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust's Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the Nasdaq/NMS, are generally valued on the basis

June 30, 2021 (unaudited) :: Notes to Financial Statements :: 357 of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates market value. For the ProFund VP Government Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust's Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a ProFund VP's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the period ended June 30, 2021, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of June 30, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund Access VP High Yield
U.S. Treasury Obligation	$—	$—	$9,595,342	$—	$9,595,342	$—
Repurchase Agreements	—	—	9,407,000	—	9,407,000	—
Futures Contracts	—	(12,271)	—	—	—	(12,271)
Credit Default Swap Agreements	—	—	—	238,355	—	238,355
Total	$—	$(12,271)	$19,002,342	$238,355	$19,002,342	$226,084
ProFund VP Asia 30
Common Stocks	$34,631,230	$—	$—	$—	$34,631,230	$—
Collateral for Securities Loaned	2,880,471	—	—	—	2,880,471	—
Total	$37,511,701	$—	$—	$—	$37,511,701	$—
ProFund VP Banks
Common Stocks	$7,144,232	$—	$—	$—	$7,144,232	$—
Repurchase Agreements	—	—	191,000	—	191,000	—
Swap Agreements	—	—	—	3,839	—	3,839
Total	$7,144,232	$—	$191,000	$3,839	$7,335,232	$3,839
ProFund VP Basic Materials
Common Stocks	$19,159,828	$—	$—	$—	$19,159,828	$—
Repurchase Agreements	—	—	155,000	—	155,000	—
Swap Agreements	—	—	—	2,181	—	2,181
Total	$19,159,828	$—	$155,000	$2,181	$19,314,828	$2,181
ProFund VP Bear
Repurchase Agreements	$—	$—	$1,493,000	$—	$1,493,000	$—
Futures Contracts	—	(3,617)	—	—	—	(3,617)
Swap Agreements	—	—	—	(2,206)	—	(2,206)
Total	$—	$(3,617)	$1,493,000	$(2,206)	$1,493,000	$(5,823)

358 :: Notes to Financial Statements :: June 30, 2021 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Biotechnology
Common Stocks	$64,806,056	$—	$—	$—	$64,806,056	$—
Repurchase Agreements	—	—	437,000	—	437,000	—
Swap Agreements	—	—	—	11,577	—	11,577
Total	$64,806,056	$—	$437,000	$11,577	$65,243,056	$11,577
ProFund VP Bull
Common Stocks	$55,740,451	$—	$—	$—	$55,740,451	$—
Repurchase Agreements	—	—	20,395,000	—	20,395,000	—
Collateral for Securities Loaned	7,068	—	—	—	7,068	—
Futures Contracts	—	104,781	—	—	—	104,781
Swap Agreements	—	—	—	24,424	—	24,424
Total	$55,747,519	$104,781	$20,395,000	$24,424	$76,142,519	$129,205
ProFund VP Consumer Goods
Common Stocks	$20,877,291	$—	$—	$—	$20,877,291	$—
Repurchase Agreements	—	—	553,000	—	553,000	—
Swap Agreements	—	—	—	8,566	—	8,566
Total	$20,877,291	$—	$553,000	$8,566	$21,430,291	$8,566
ProFund VP Consumer Services
Common Stocks	$29,258,722	$—	$—	$—	$29,258,722	$—
Repurchase Agreements	—	—	744,000	—	744,000	—
Collateral for Securities Loaned	29,649	—	—	—	29,649	—
Swap Agreements	—	—	—	2,309	—	2,309
Total	$29,288,371	$—	$744,000	$2,309	$30,032,371	$2,309
ProFund VP Dow 30
Repurchase Agreements	$—	$—	$2,497,000	$—	$2,497,000	$—
Swap Agreements	—	—	—	15,756	—	15,756
Total	$—	$—	$2,497,000	$15,756	$2,497,000	$15,756
ProFund VP Emerging Markets
Common Stocks	$27,744,814	$—	$—	$—	$27,744,814	$—
Preferred Stocks	397,985	—	—	—	397,985	—
Repurchase Agreements	—	—	1,161,000	—	1,161,000	—
Swap Agreements	—	—	—	1,379	—	1,379
Total	$28,142,799	$—	$1,161,000	$1,379	$29,303,799	$1,379
ProFund VP Europe 30
Common Stocks	$19,693,487	$—	$—	$—	$19,693,487	$—
Collateral for Securities Loaned	614,900	—	—	—	614,900	—
Total	$20,308,387	$—	$—	$—	$20,308,387	$—
ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$816,000	$—	$816,000	$—
Forward Currency Contracts	—	—	—	(21,593)	—	(21,593)
Total	$—	$—	$816,000	$(21,593)	$816,000	$(21,593)
ProFund VP Financials
Common Stocks	$40,570,277	$—	$—	$—	$40,570,277	$—
Repurchase Agreements	—	—	278,000	—	278,000	—
Swap Agreements	—	—	—	6,523	—	6,523
Total	$40,570,277	$—	$278,000	$6,523	$40,848,277	$6,523
ProFund VP Government Money Market
U.S. Treasury Obligations	$—	$—	$11,998,801	$—	$11,998,801	$—
Repurchase Agreements	—	—	26,460,000	—	26,460,000	—
Total	$—	$—	$38,458,801	$—	$38,458,801	$—

June 30, 2021 (unaudited) :: Notes to Financial Statements :: 359

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Health Care
Common Stocks	$51,007,076	$—	$—	$—	$51,007,076	$—
Repurchase Agreements	—	—	1,425,000	—	1,425,000	—
Swap Agreements	—	—	—	15,156	—	15,156
Total	$51,007,076	$—	$1,425,000	$15,156	$52,432,076	$15,156
ProFund Industrials
Common Stocks	$22,138,444	$—	$—	$—	$5,138 444	$—
Repurchase Agreements	—	—	579,000	—	579,000	—
Swap Agreements	—	—	—	4,913	—	4,913
Total	$22,138,444	$—	$579,000	$4,913	$22,717,444	$4,913
ProFund VP International
Repurchase Agreements	$—	$—	$12,682,000	$—	$12,682,000	$—
Swap Agreements	—	—	—	(92,892)	—	(92,892)
Total	$—	$—	$12,682,000	$(92,892)	$12,682,000	$(92,892)
ProFund VP Internet
Common Stocks	$24,729,039	$—	$—	$—	$24,729,039	$—
Repurchase Agreements	—	—	838,000	—	838,000	—
Swap Agreements	—	—	—	8,476	—	8,476
Total	$24,729,039	$—	$838,000	$8,476	$25,567,039	$8,476
ProFund VP Japan
Repurchase Agreements	$—	$—	$7,266,000	$—	$7,266,000	$—
Futures Contracts	—	(95,464)	—	—	—	(95,464)
Swap Agreements	—	—	—	(428)	—	(428)
Total	$—	$(95,464)	$7,266,000	$(428)	$7,266,000	$(95,892)
ProFund VP Large-Cap Growth
Common Stocks	$28,656,494	$—	$—	$—	$28,656,494	$—
Repurchase Agreements	—	—	127,000	—	127,000	—
Total	$28,656,494	$—	$127,000	$—	$28,783,494	$—
ProFund VP Large-Cap Value
Common Stocks	$15,580,687	$—	$—	$—	$15,580,687	$—
Collateral for Securities Loaned	4,123	—	—	—	4,123	—
Total	$15,584,810	$—	$—	$—	$15,584,810	$—
ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$18,181,000	$—	$18,181,000	$—
Futures Contracts	—	(40,575)	—	—	—	(40,575)
Swap Agreements	—	—	—	(16,828)	—	(16,828)
Total	$—	$(40,575)	$18,181,000	$(16,828)	$18,181,000	$(57,403)
ProFund VP Mid-Cap Growth
Common Stocks	$20,060,756	$—	$—	$—	$20,060,756	$—
Repurchase Agreements	—	—	195,000	—	195,000	—
Total	$20,060,756	$—	$195,000	$—	$20,255,756	$—
ProFund VP Mid-Cap Value
Common Stocks	$23,808,770	$—	$—	$—	$23,808,770	$—
Repurchase Agreements	—	—	37,000	—	37,000	—
Total	$23,808,770	$—	$37,000	$—	$23,845,770	$—
ProFund VP Nasdaq-100
Common Stocks	$119,618,878	$—	$—	$—	$119,618,878	$—
Repurchase Agreements	—	—	32,287,000	—	32,287,000	—
Futures Contracts	—	14,946	—	—	—	14,946
Swap Agreements	—	—	—	58,903	—	58,903
Total	$119,618,878	$14,946	$32,287,000	$58,903	$151,905,878	$73,849

360 :: Notes to Financial Statements :: June 30, 2021 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Oil & Gas
Common Stocks	$31,917,135	$—	$—	$—	$31,917,135	$—
Repurchase Agreements	—	—	620,000	—	620,000	—
Swap Agreements	—	—	—	(8,242)	—	(8,242)
Total	$31,917,135	$—	$620,000	$(8,242)	$32,537,135	$(8,242)
ProFund VP Pharmaceuticals
Common Stocks	$15,581,559	$—	$—	$—	$15,581,559	$—
Repurchase Agreements	—	—	300,000	—	300,000	—
Swap Agreements	—	—	—	608	—	608
Total	$15,581,559	$—	$300,000	$608	$15,881,559	$608
ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$32,182,000	$—	$32,182,000	$—
Swap Agreements	—	—	—	(273,924)	—	(273,924)
Total	$—	$—	$32,182,000	$(273,924)	$32,182,000	$(273,924)
ProFund VP Real Estate
Common Stocks	$12,257,848	$—	$—	$—	$12,257,848	$—
Repurchase Agreements	—	—	253,000	—	253,000	—
Swap Agreements	—	—	—	(2,313)	—	(2,313)
Total	$12,257,848	$—	$253,000	$(2,313)	$12,510,848	$(2,313)
ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$5,544,000	$—	$5,544,000	$—
Swap Agreements	—	—	—	(214,898)	—	(214,898)
Total	$—	$—	$5,544,000	$(214,898)	$5,544,000	$(214,898)
ProFund VP Semiconductor
Common Stocks	$13,525,129	$—	$—	$—	$13,525,129	$—
Repurchase Agreements	—	—	201,000	—	201,000	—
Swap Agreements	—	—	—	15,184	—	15,184
Total	$13,525,129	$—	$201,000	$15,184	$13,726,129	$15,184
ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$7,000	$—	$7,000	$—
Swap Agreements	—	—	—	(46)	—	(46)
Total	$—	$—	$7,000	$(46)	$7,000	$(46)
ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$260,000	$—	$260,000	$—
Swap Agreements	—	—	—	(149)	—	(149)
Total	$—	$—	$260,000	$(149)	$260,000	$(149)
ProFund VP Short International
Repurchase Agreements	$—	$—	$423,000	$—	$423,000	$—
Swap Agreements	—	—	—	3,074	—	3,074
Total	$—	$—	$423,000	$3,074	$423,000	$3,074
ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$49,000	$—	$49,000	$—
Swap Agreements	—	—	—	50	—	50
Total	$—	$—	$49,000	$50	$49,000	$50
ProFund VP Short Nasdaq-100
Repurchase Agreements	$—	$—	$1,564,000	$—	$1,564,000	$—
Futures Contracts	—	(14,950)	—	—	—	(14,950)
Swap Agreements	—	—	—	(2,697)	—	(2,697)
Total	$—	$(14,950)	$1,564,000	$(2,697)	$1,564,000	$(17,647)

June 30, 2021 (unaudited) :: Notes to Financial Statements :: 361

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$1,387,000	$—	$1,387,000	$—
Futures Contracts	—	1,538	—	—	—	1,538
Swap Agreements	—	—	—	5,949	—	5,949
Total	$—	$1,538	$1,387,000	$5,949	$1,387,000	$7,487
ProFund VP Small-Cap
Common Stocks	$10,902,329	$—	$—	$—	$10,902,329	$—
Trust*	—	—	—	—	—	—
Contingent Escrow Shares**	—	—	—	—	—	—
Repurchase Agreements	—	—	11,865,000	—	11,865,000	—
Collateral for Securities Loaned	167,163	—	—	—	167,163	—
Swap Agreements	—	—	—	(55,950)	—	(55,950)
Total	$11,069,492	$—	$11,865,000	$(55,950)	$22,934,492	$(55,950)
ProFund VP Small-Cap Growth
Common Stocks	$27,535,884	$—	$—	$—	$27,535,884	$—
Repurchase Agreements	—	—	186,000	—	186,000	—
Collateral for Securities Loaned	130,785	—	—	—	130,785	—
Total	$27,666,669	$—	$186,000	$—	$27,852,669	$—
ProFund VP Small-Cap Value
Common Stocks	$41,028,232	$—	$—	$—	$41,028,232	$—
Repurchase Agreements	—	—	27,000	—	27,000	—
Collateral for Securities Loaned	46,536	—	—	—	46,536	—
Total	$41,074,768	$—	$27,000	$—	$41,101,768	$—
ProFund VP Technology
Common Stocks	$40,485,173	$—	$—	$—	$40,485,173	$—
Repurchase Agreements	—	—	819,000	—	819,000	—
Collateral for Securities Loaned	31,208	—	—	—	31,208	—
Swap Agreements	—	—	—	14,316	—	14,316
Total	$40,516,381	$—	$819,000	$14,316	$41,335,381	$14,316
ProFund VP Telecommunications
Common Stocks	$6,670,157	$—	$—	$—	$6,670,157	$—
Repurchase Agreements	—	—	77,000	—	77,000	—
Collateral for Securities Loaned	24,028	—	—	—	24,028	—
Swap Agreements	—	—	—	991	—	991
Total	$6,694,185	$—	$77,000	$991	$6,771,185	$991
ProFund VP UltraBull
Common Stocks	$11,595,637	$—	$—	$—	$11,595,637	$—
Repurchase Agreements	—	—	7,315,000	—	7,315,000	—
Collateral for Securities Loaned	1,333	—	—	—	1,333	—
Futures Contracts	—	24,169	—	—	—	24,169
Swap Agreements	—	—	—	39,003	—	39,003
Total	$11,596,970	$24,169	$7,315,000	$39,003	$18,911,970	$63,172
ProFund VP UltraMid-Cap
Common Stocks	$13,778,497	$—	$—	$—	$13,778,497	$—
Repurchase Agreements	—	—	7,241,000	—	7,241,000	—
Swap Agreements	—	—	—	(27,749)	—	(27,749)
Total	$13,778,497	$—	$7,241,000	$(27,749)	$21,019,497	$(27,749)
ProFund VP UltraNasdaq-100
Common Stocks	$179,754,264	$—	$—	$—	$179,754,264	$—
Repurchase Agreements	—	—	61,770,000	—	61,770,000	—
Futures Contracts	—	14,946	—	—	—	14,946
Swap Agreements	—	—	—	612,438	—	612,438
Total	$179,754,264	$14,946	$61,770,000	$612,438	$241,524,264	$627,384

362 :: Notes to Financial Statements :: June 30, 2021 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP UltraShort Dow 30
Repurchase Agreements	$—	$—	$4,000	$—	$4,000	$—
Swap Agreements	—	—	—	(62)	—	(62)
Total	$—	$—	$4,000	$(62)	$4,000	$(62)
ProFund VP UltraShort Nasdaq-100
Repurchase Agreements	$—	$—	$460,000	$—	$460,000	$—
Swap Agreements	—	—	—	(1,897)	—	(1,897)
Total	$—	$—	$460,000	$(1,897)	$460,000	$(1,897)
ProFund VP UltraSmall-Cap
Common Stocks	$14,916,547	$—	$—	$—	$14,916,547	$—
Trust*	—	—	—	—	—	—
Contingent Escrow Shares**	—	—	—	—	—	—
Repurchase Agreements	—	—	21,581,000	—	21,581,000	—
Collateral for Securities Loaned	247,441	—	—	—	247,441	—
Swap Agreements	—	—	—	(278,918)	—	(278,918)
Total	$15,163,988	$—	$21,581,000	$(278,918)	$36,744,988	$(278,918)
ProFund VP U.S. Government Plus
U.S. Treasury Obligation	$—	$—	$7,197,056	$—	$7,197,056	$—
Repurchase Agreements	—	—	8,365,000	—	8,365,000	—
Swap Agreements	—	—	—	328,767	—	328,767
Total	$—	$—	$15,562,056	$328,767	$15,562,056	$328,767
ProFund VP Utilities
Common Stocks	$30,483,695	$—	$—	$—	$30,483,695	$—
Repurchase Agreements	—	—	291,000	—	291,000	—
Swap Agreements	—	—	—	(187)	—	(187)
Total	$30,483,695	$—	$291,000	$(187)	$30,774,695	$(187)

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward currency contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized appreciation/(depreciation) on the investment.
*	Ferroglobe Representation and Warranty Insurance trust was valued at $0 and categorized as Level 2 within the fair value hierarchy.
**	Wright Medical Group, Inc. contingent escrow shares were valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (excluding ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund VP's daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund VP's daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFund VP's net assets in excess of $2 billion. During the period ended June 30, 2021, no Fund's annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. ("Citi") acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.05%, and a base fee for certain filings. Administration fees also include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust's compliance program.

Citi also acts as fund accounting agent for the Trust. For these services, the Trust pays Citi an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee, and reimbursement of certain expenses.

FIS Investor Services LLC ("FIS") acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, service charges, fees based on the number of VP Funds, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and the Distributor up to 0.25%, on an annualized basis, of the average daily net assets as compensation for the distribution-related activities and/or shareholder services.

June 30, 2021 (unaudited) :: Notes to Financial Statements :: 363

Distribution Fees were suspended throughout the period ended June 30, 2021 for ProFund VP Government Money Market to maintain a more competitive net yield. If ProFund VP Government Money Market had paid an amount equal to 0.25% of its average daily net assets, the Distribution Fees would have been $53,003 for the period ended June 30, 2021. The Distributor may reinstate all or a portion of the Distribution Fees for ProFund VP Government Money Market at any time.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees, a monthly/quarterly fee equal on an annual basis of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as "Administrative services fees." Throughout the period ended June 30, 2021, the administrative services fees of ProFund VP Government Money Market were suspended to maintain a more competitive net yield. If ProFund VP Government Money Market had paid an amount equal to the full amount per the administrative services agreements, the administrative services fees would have been $43,975 for the period ended June 30, 2021. All or a portion of the Administrative services fees of ProFund VP Government Money Market may be reinstated at any time.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustee compensation for his services at an annual rate of $185,000. Independent Trustees also receive $10,000 for attending each regularly quarterly in-person meeting, $3,000 for attending each special meeting, and $3,000 for attending each telephonic meeting. During the period ended June 30, 2021, actual Trustee compensation was $346,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as "Compliance services fees."

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) to an annualized rate of 1.35% of the average daily net assets of ProFund VP Government Money Market, 1.38% of the average daily net assets of ProFund VP U.S. Government Plus and 1.68% of the average daily net assets of each other ProFund VP. These expense limitations remain in effect until at least April 30, 2022.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the contractual period; however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." As of June 30, 2021, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires 4/30/22	Expires 4/30/23	Expires 4/30/24	Expires 4/30/25	Total
ProFund Access VP High Yield	$—	$18,232	$31,437	$1,641	$51,310
ProFund VP Asia 30	—	2,489	—	—	2,489
ProFund VP Banks	4,733	1,693	2,494	—	8,920
ProFund VP Basic Materials	—	3,103	3,206	—	6,309
ProFund VP Bear	—	3,486	3,281	227	6,994
ProFund VP Bull	—	—	5,945	—	5,945
ProFund VP Consumer Goods	8,850	4,224	10,988	1,018	25,080
ProFund VP Consumer Services	—	7,673	15,776	472	23,921
ProFund VP Emerging Markets	—	15,518	1,418	—	16,936
ProFund VP Europe 30	—	16,387	10,334	—	26,721
ProFund VP Falling U.S. Dollar	19,462	18,517	5,761	835	44,575
ProFund VP Financials	—	3,681	13,574	—	17,255
ProFund VP Health Care	9,809	15,276	24,319	1,535	50,939
ProFund VP Industrials	4,776	3,818	8,851	503	17,948
ProFund VP Internet	—	1,924	2,386	—	4,310
ProFund VP Japan	—	1,507	4,408	—	5,915
ProFund VP Large-Cap Growth	9,112	12,749	17,250	2,143	41,254
ProFund VP Large-Cap Value	5,713	11,285	13,431	1,701	32,130
ProFund VP Mid-Cap Growth	12,517	10,197	17,143	2,284	42,141
ProFund VP Mid-Cap Value	4,250	12,202	11,427	1,457	29,336
ProFund VP Nasdaq-100	—	28,125	56,024	—	84,149
ProFund VP Oil & Gas	—	2,652	13,096	—	15,748
ProFund VP Pharmaceuticals	—	2,852	3,392	—	6,244
ProFund VP Precious Metals	—	6,776	18,138	—	24,914

364 :: Notes to Financial Statements :: June 30, 2021 (unaudited)

	Expires 4/30/22	Expires 4/30/23	Expires 4/30/24	Expires 4/30/25	Total
ProFund VP Real Estate	$2,890	$5,955	$7,742	$744	$17,331
ProFund VP Rising Rates Opportunity	—	281	—	—	281
ProFund VP Short Dow 30	—	—	60	—	60
ProFund VP Short Emerging Markets	—	—	307	—	307
ProFund VP Short Mid-Cap	—	—	218	—	218
ProFund VP Short Nasdaq-100	—	4,396	—	35	4,431
ProFund VP Short Small-Cap	—	917	2,179	—	3,096
ProFund VP Small-Cap	—	4,240	14,995	503	19,738
ProFund VP Small-Cap Growth	4,569	9,699	8,803	—	23,071
ProFund VP Small-Cap Value	—	5,909	14,210	—	20,119
ProFund VP Telecommunications	—	2,261	4,957	237	7,455
ProFund VP UltraBull	—	—	605	—	605
ProFund VP UltraMid-Cap	2,156	8,112	10,517	1,127	21,912
ProFund VP UltraNasdaq-100	14,643	85,731	95,642	3,789	199,805
ProFund VP UltraShort Nasdaq-100	—	626	—	320	946
ProFund VP UltraSmall-Cap	—	7,809	31,072	1,824	40,705
ProFund VP U.S. Government Plus	—	8,716	26,056	439	35,211
ProFund VP Utilities	—	13,574	21,102	1,570	36,246

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Government Money Market through April 30, 2022 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such recoupments shall be made monthly, but only to the extent that such recoupments would not cause the ProFund VP Government Money Market's net yield to fall below the highest previously determined minimum yield, and such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." As of June 30, 2021, the recoupments that may potentially be made by ProFund VP Government Money Market are as follows:

	Expires 4/30/23	Expires 4/30/24	Expires 4/30/25	Total
ProFund VP Government Money Market	$201,617	$520,249	$72,726	$794,592

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2021 were as follows:

	Purchases	Sales
ProFund VP Asia 30	$16,304,583	$14,340,464
ProFund VP Banks	20,737,495	18,738,930
ProFund VP Basic Materials	14,808,114	11,882,461
ProFund VP Biotechnology	9,222,695	12,142,966
ProFund VP Bull	8,532,076	428,034
ProFund VP Consumer Goods	9,250,610	7,421,783
ProFund VP Consumer Services	5,547,244	7,528,376
ProFund VP Emerging Markets	12,183,287	8,753,764
ProFund VP Europe 30	10,895,826	8,831,012
ProFund VP Financials	14,323,412	6,685,940
ProFund VP Health Care	1,151,235	5,749,833
ProFund VP Industrials	8,900,191	5,811,336
ProFund VP Internet	7,280,327	12,055,158
ProFund VP Large-Cap Growth	5,764,751	10,041,070
ProFund VP Large-Cap Value	4,063,003	5,194,521
ProFund VP Mid-Cap Growth	10,797,279	13,826,627
ProFund VP Mid-Cap Value	21,623,655	13,350,316
ProFund VP Nasdaq-100	6,789,294	695,905
ProFund VP Oil & Gas	15,634,119	10,300,193
ProFund VP Pharmaceuticals	5,141,625	5,865,384
ProFund VP Real Estate	8,209,047	7,302,162
ProFund VP Semiconductor	15,859,142	14,988,259
ProFund VP Small-Cap	4,106,839	1,757,540
ProFund VP Small-Cap Growth	16,252,714	15,033,917
ProFund VP Small-Cap Value	33,842,810	21,699,201

June 30, 2021 (unaudited) :: Notes to Financial Statements :: 365

	Purchases	Sales
ProFund VP Technology	$26,721,880	$35,182,658
ProFund VP Telecommunications	3,689,510	4,176,545
ProFund VP UltraBull	11,144,159	13,130,368
ProFund VP UltraMid-Cap	10,069,970	6,080,129
ProFund VP UltraNasdaq-100	62,136,104	1,040,185
ProFund VP UltraSmall-Cap	7,296,677	2,401,573
ProFund VP Utilities	2,476,810	4,584,540

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2021were as follows:

	Purchases	Sales
ProFund Access VP High Yield	$67,028,783	$66,086,295
ProFund VP U.S. Government Plus	14,003,353	14,012,256

6. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Risks Associated with the Use of Derivatives

Certain ProFunds VP may obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the ProFund VP to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives (e.g., securities in the Index). These risks include counterparty risk, liquidity risk and increased correlation risk. When the ProFund VP uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., securities in the Index) and the derivative, which may prevent the ProFund VP from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the ProFund VP to losses in excess of those amounts initially invested.

Certain ProFunds VP may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the ProFund VP invests in swaps that use an ETF as the reference asset, the ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the ProFund VP only used swaps on the Index.

Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in a ProFund VP's net assets, the terms of a swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP's investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the ProFund VP may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the ProFund VP's return.

Compounding Risk

Certain ProFunds VP are "geared" funds ("Geared Funds") in the sense that the ProFund VP has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day, not for any other period. A "single day" is measured from the time a ProFund VP calculates its net asset value ("NAV") to the time of the ProFund VP's next NAV calculation. These Geared Funds are subject to all of the correlation risks described below. In addition, because these ProFunds VP have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund VP objective, as applicable, before accounting for fees and ProFund VP expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark's return over periods longer than a single day.

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds VP that utilize leverage include either multipliers of 2x or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor's investment.

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in a ProFund VP to come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a

366 :: Notes to Financial Statements :: June 30, 2021 (unaudited)

negative impact on the ProFund VP's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP's expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP's prospectus.

Active Management Risk

ProFund Access VP High Yield Fund is actively managed, and its performance reflects the investment decisions that ProFund Advisors makes for the Fund. ProFund Advisors' judgements about the Fund's investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform or have negative returns as compared to other funds with a similar investment objective and/ or strategies.

Concentration Risk

Certain non-money market ProFunds VP may be subject to concentration risk. Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual industry that constitutes a significant portion of that ProFund VP's benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments includes information on each ProFund VP's holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund VP will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective, and the percentage change of the ProFund VP's NAV each day may differ, perhaps significantly, from the percentage change of the ProFund VP's benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

In order to achieve a high degree of correlation with the Index, a ProFund VP seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the Index may prevent the ProFund VP from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions, market volatility and other factors will adversely affect the ProFund VP's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements.

Because of this, it is unlikely that the ProFund VP will have perfect leveraged exposure at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the Index level is volatile at or near the close of the trading day.

A number of other factors may adversely affect a ProFund VP's correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities not included in the benchmark or in financial instruments. Each ProFund VP may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund VP's correlation with its benchmark. A ProFund VP may also be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund VP's underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund VP. Each ProFund VP (other than the Classic ProFunds VP, the Sector ProFunds VP, ProFund VP Falling U.S. Dollar and ProFund VP Government Money Market) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund VP and may hinder a ProFund VP's ability to meet its investment objective on or around that day.

Counterparty Risk

A ProFund VP that will invest in financial instruments involving third parties (i.e., counterparties) is subject to counterparty risk. The use of financial instruments, such as swap agreements or futures contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Certain ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds VP. Each ProFund VP generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in each ProFund VP may decline. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded

June 30, 2021 (unaudited) :: Notes to Financial Statements :: 367 futures contract is often backed by a futures commission merchant ("FCM") or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund VP. For example, a ProFund VP could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund VP if the clearing organization becomes insolvent or otherwise fails to perform its obligations.

Under current CFTC regulations, a FCM maintains customers' assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM's bankruptcy. In that event, in the case of futures, the FCM's customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM's customers. In the case of cleared swaps, customers of a FCM in bankruptcy are entitled to recover assets specifically attributable to them pursuant to new CFTC regulations, but may nevertheless risk loss of some or all of their assets due to accounting or operational issues or due to legal risk in connection with the application of bankruptcy law to cleared swaps.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID-19)), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such as natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund's investment advisor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the Fund's performance, resulting in losses to your investment.

Risk that Current Assumptions and Expectations Could Become Outdated As a Result of Global Economic Shocks

The onset of the novel coronavirus (COVID-19) has caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of COVID-19. These actions have had, and likely will continue to have, a severe economic impact on global economies as economic activity in some instances has essentially ceased. Financial markets across the globe are experiencing severe distress. In March 2020, U.S. equity markets entered a bear market in the fastest such move in the history of U.S. financial markets. Contemporaneous with the onset of the COVID-19 pandemic in the US, oil experienced shocks to supply and demand, impacting the price and volatility of oil. The global economic shocks being experienced as of the date hereof may cause the underlying assumptions and expectations of the Fund to become outdated quickly or inaccurate, resulting in significant losses.

Debt Instruments Risk

The ProFunds VP may invest in, or seek exposure to, debt instruments. Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the fixed income market. Additionally, the credit quality of the issuer of a debt instrument (including the risk of a potential default) can also affect the price of a debt instrument. The perceived or actual inability of issuers, guarantors, or liquidity providers of debt instruments to make scheduled interest payments can negatively impact the performance of the ProFund VP. Debt instruments may have varying levels of sensitivity to changes in interest rates.

Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund VP may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund VP to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds VP are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund VP positively correlated to bond prices.

368 :: Notes to Financial Statements :: June 30, 2021 (unaudited)

High Yield Risk

Investment in or exposure to high yield (lower rated) debt instruments (also known as "junk bonds") may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be more sensitive to economic changes, political changes, or adverse developments specific to a company than other fixed income instruments. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish a ProFund VP's ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. For example, these instruments may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the ProFund VP would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a security is in default with respect to interest or principal payments, the issuer's security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect a ProFund VP's performance.

Index Performance Risk

Certain ProFunds VP linked to an index will be subject to index performance risk. There is no guarantee or assurance that the methodology used by the third-party provider to create the Index will result in the ProFund VP achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index may underperform, and the ProFund VP could lose value, while other indices or measures of market performance increase in value.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to acquire or dispose of certain holdings quickly or at prices that represent true fair value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund VP invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund VP from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the tax years ended, as noted below, were as follows:

	Year Ended December 31, 2020				Year Ended December 31, 2019
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Gains	Tax Return of Capital	Total Distributions Paid
ProFund Access VP High Yield	$842,012	$—	$—	$842,012	$1,712,917	$—	$—	$1,712,917
ProFund VP Asia 30	627,243	1,892,592	—	2,519,835	54,139	—	—	54,139
ProFund VP Banks	92,909	—	—	92,909	67,297	—	—	67,297
ProFund VP Basic Materials	177,560	771,840	—	949,400	39,914	348,798	—	388,712
ProFund VP Bear	18,942	—	—	18,942	3,463	—	—	3,463
ProFund VP Biotechnology	666,520	3,430,329	—	4,096,849	107,521	108,138	—	215,659
ProFund VP Bull	1,255,932	1,897,120	—	3,153,052	160,881	1,044,941	—	1,205,822
ProFund VP Consumer Goods	255,626	2,182	—	257,808	159,669	1,689,044	—	1,848,713
ProFund VP Consumer Services	13,651	9,125,605	—	9,139,256	—	1,296,563	—	1,296,563
ProFund VP Dow 30	111,280	—	—	111,280	837	—	—	837
ProFund VP Emerging Markets	117,347	—	—	117,347	84,945	—	—	84,945
ProFund VP Europe 30	395,173	—	—	395,173	507,890	—	—	507,890
ProFund VP Falling U.S. Dollar	1,949	—	—	1,949	214	—	—	214
ProFund VP Financials	440,539	1,689,299	—	2,129,838	177,294	1,665,605	—	1,842,899
ProFund VP Government Money Market	55,902	—	—	55,902	1,278,580	—	—	1,278,580
ProFund VP Health Care	—	6,154,240	—	6,154,240	—	5,775,400	—	5,775,400
ProFund VP Industrials	220,540	48,389	—	268,929	—	2,486,434	—	2,486,434
ProFund VP International	26,163	—	—	26,163	16,547	—	—	16,547
ProFund VP Internet	—	2,716,437	—	2,716,437	—	491,896	—	491,896
ProFund VP Japan	18,886	—	—	18,886	9,941	—	—	9,941
ProFund VP Large-Cap Growth	479,817	2,242,710	—	2,722,527	—	6,298,722	—	6,298,722
ProFund VP Large-Cap Value	1,707,270	161,730	—	1,869,000	148,635	1,537,460	—	1,686,095

June 30, 2021 (unaudited) :: Notes to Financial Statements :: 369

	Year Ended December 31, 2020				Year Ended December 31, 2019
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Gains	Tax Return of Capital	Total Distributions Paid
ProFund VP Mid-Cap	$2,072,210	$183,573	$—	$2,255,783	$15,907	$—	$—	$15,907
ProFund VP Mid-Cap Growth	97,983	1,725,066	—	1,823,049	—	1,641,985	—	1,641,985
ProFund VP Mid-Cap Value	703,529	221,502	—	925,031	25,745	426,732	—	452,477
ProFund VP Nasdaq-100	5,808,861	3,687,764	—	9,496,625	—	709,177	—	709,177
ProFund VP Oil & Gas	421,336	186,316	—	607,652	348,572	826,398	—	1,174,970
ProFund VP Pharmaceuticals	15,201	—	—	15,201	105,596	1,538,932	—	1,644,528
ProFund VP Precious Metals	89,778	—	—	89,778	8,874	—	—	8,874
ProFund VP Real Estate	404,416	—	28,104	432,520	277,060	774,042	—	1,051,102
ProFund VP Rising Rates Opportunity	37,790	—	—	37,790	336,149	—	—	336,149
ProFund VP Semiconductor	649,890	46,276	—	696,166	21,450	624,936	—	646,386
ProFund VP Short Dow 30	43	—	—	43	5	—	—	5
ProFund VP Short Emerging Markets	5,130	—	—	5,130	96,628	—	—	96,628
ProFund VP Short International	3,789	—	—	3,789	22,231	—	—	22,231
ProFund VP Short Mid-Cap	1,287	—	—	1,287	411	—	—	411
ProFund VP Short Nasdaq-100	11,485	—	—	11,485	2,407	—	—	2,407
ProFund VP Short Small-Cap	9,164	—	—	9,164	165,393	13,490	—	178,883
ProFund VP Small-Cap	288,536	88,823	—	377,359	—	—	—	—
ProFund VP Small-Cap Growth	321,868	2,098,024	—	2,419,892	—	2,319,685	—	2,319,685
ProFund VP Small-Cap Value	1,201,769	608,459	—	1,810,228	—	—	—	—
ProFund VP Technology	359,646	3,832,337	—	4,191,983	—	686,328	—	686,328
ProFund VP Telecommunications	61,265	—	—	61,265	199,221	—	—	199,221
ProFund VP UltraBull	9,177,447	741,664	—	9,919,111	111,007	—	—	111,007
ProFund VP UltraMid-Cap	2,119,595	—	—	2,119,595	—	—	—	—
ProFund VP UltraNasdaq-100	30,350,127	3,147,135	—	33,497,262	—	—	—	—
ProFund VP UltraShort Dow 30	185	—	—	185	323	—	—	323
ProFund VP UltraShort Nasdaq-100	6,414	—	—	6,414	2,753	—	—	2,753
ProFund VP UltraSmall-Cap	2,142,018	—	—	2,142,018	—	—	—	—
ProFund VP U.S. Government Plus	1,890,196	—	—	1,890,196	175,989	—	—	175,989
ProFund VP Utilities	1,733,161	6,251,978	—	7,985,139	596,222	2,238,652	—	2,834,874

As of the latest tax year ended December 31, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
ProFund Access VP High Yield	$490,299	$—	$—	$(2,520,367)	$35,928	$(1,994,140)
ProFund VP Asia 30	177,658	4,210,724	—	—	12,701,829	17,090,211
ProFund VP Banks	82,428	—	—	(2,586,089)	270,227	(2,233,434)
ProFund VP Basic Materials	254,692	295,399	—	—	5,557,108	6,107,199
ProFund VP Bear	20,675	1,179	—	(22,002,974)	(10,297)	(21,991,417)
ProFund VP Biotechnology	384,376	—	—	—	33,027,270	33,411,646
ProFund VP Bull	1,729,175	2,972,784	—	—	29,022,465	33,724,424
ProFund VP Consumer Goods	297,850	765,184	—	—	10,152,591	11,215,625
ProFund VP Consumer Services	930,518	1,515,070	—	—	11,914,326	14,359,914
ProFund VP Dow 30	55,117	—	—	(1,631,269)	6,386	(1,569,766)
ProFund VP Emerging Markets	—	—	—	(6,161,193)	11,299,128	5,137,935
ProFund VP Europe 30	163,002	—	—	(350,784)	(637,035)	(824,817)
ProFund VP Falling U.S. Dollar	1,014	14,881	—	(277,517)	—	(261,622)
ProFund VP Financials	385,586	2,309,072	—	—	11,682,218	14,376,876
ProFund VP Government Money Market	—	—	—	(54,195)	—	(54,195)
ProFund VP Health Care	499,530	3,738,460	—	—	31,199,917	35,437,907
ProFund VP Industrials	40,951	1,131,228	—	—	9,080,273	10,252,452
ProFund VP International	—	—	—	(1,530,488)	(6,819)	(1,537,307)
ProFund VP Internet	769,851	2,812,110	—	—	13,302,997	16,884,958
ProFund VP Japan	387,548	718,980	—	—	2,094	1,108,622
ProFund VP Large-Cap Growth	670,296	3,262,142	—	—	16,076,604	20,009,042

370 :: Notes to Financial Statements :: June 30, 2021 (unaudited)

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
ProFund VP Large-Cap Value	$149,251	$—	$—	$(763,765)	$2,082,971	$1,468,457
ProFund VP Mid-Cap	607,067	—	—	(416,523)	(10,792)	179,752
ProFund VP Mid-Cap Growth	272,599	1,442,049	—	—	5,987,208	7,701,856
ProFund VP Mid-Cap Value	64,783	—	—	(50,255)	1,012,369	1,026,897
ProFund VP Nasdaq-100	13,205,052	5,754,778	—	—	73,574,883	92,534,713
ProFund VP Oil & Gas	534,439	—	—	(865,020)	1,582,662	1,252,081
ProFund VP Pharmaceuticals	236,560	—	—	—	3,872,279	4,108,839
ProFund VP Precious Metals	—	—	—	(58,924,381)	8,448	(58,915,933)
ProFund VP Real Estate	—	—	—	(358,469)	4,358,773	4,000,304
ProFund VP Rising Rates Opportunity	—	—	—	(28,467,715)	(19,774)	(28,487,489)
ProFund VP Semiconductor	743,393	312,175	—	—	6,542,556	7,598,124
ProFund VP Short Dow 30	—	—	—	(117,677)	(107)	(117,784)
ProFund VP Short Emerging Markets	—	—	—	(2,609,913)	(13,642)	(2,623,555)
ProFund VP Short International	—	—	—	(2,241,687)	826	(2,240,861)
ProFund VP Short Mid-Cap	139,495	—	—	(2,506,408)	(80)	(2,366,993)
ProFund VP Short Nasdaq-100	148,178	76,706	—	(13,723,571)	(13,772)	(13,512,459)
ProFund VP Short Small-Cap	—	—	—	(5,680,679)	6,096	(5,674,583)
ProFund VP Small-Cap	496,870	274,208	—	—	2,318,747	3,089,825
ProFund VP Small-Cap Growth	484,973	1,268,843	—	—	6,273,635	8,027,451
ProFund VP Small-Cap Value	51,121	—	—	(322,272)	514,943	243,792
ProFund VP Technology	1,784,843	1,809,709	—	—	33,054,143	36,648,695
ProFund VP Telecommunications	81,611	—	—	(982,551)	635,491	(265,449)
ProFund VP UltraBull	—	—	—	(17,087,694)	6,678,887	(10,408,807)
ProFund VP UltraMid-Cap	—	—	—	(884,334)	2,945,587	2,061,253
ProFund VP UltraNasdaq-100	49,379,390	6,317,290	—	—	65,826,158	121,522,838
ProFund VP UltraShort Dow 30	109,160	—	—	(954,927)	(88)	(845,855)
ProFund VP UltraShort Nasdaq-100	2,439,139	—	—	(5,039,895)	(1,581)	(2,602,337)
ProFund VP UltraSmall-Cap	2,077,510	180,902	—	—	2,813,119	5,071,531
ProFund VP U.S. Government Plus	2,851,086	—	—	—	98,730	2,949,816
ProFund VP Utilities	497,212	—	—	(766,372)	14,102,508	13,833,348

As of the latest tax year ended December 31, 2020, the following ProFunds VP have net capital loss carryforwards ("CLCFs") as summarized in the tables below.

	No Expiration Date
ProFund Access VP High Yield	$2,520,367	*
ProFund VP Banks	2,586,089
ProFund VP Bear	22,002,974	*
ProFund VP Dow 30	1,631,269	*
ProFund VP Emerging Markets	6,161,193	*
ProFund VP Europe 30	350,784
ProFund VP Falling U.S. Dollar	277,517	*
ProFund VP Government Money Market	54,195	*
ProFund VP International	1,530,488	*
ProFund VP Large-Cap Value	763,765
ProFund VP Mid-Cap	416,523	*
ProFund VP Mid-Cap Value	50,255
ProFund VP Oil & Gas	865,020
ProFund VP Precious Metals	58,924,381
ProFund VP Real Estate	358,469
ProFund VP Rising Rates Opportunity	28,467,715	*
ProFund VP Short Dow 30	117,677	*
ProFund VP Short Emerging Markets	2,609,913	*
ProFund VP Short International	2,241,687	*
ProFund VP Short Mid-Cap	2,506,408	*
ProFund VP Short Nasdaq-100	13,723,571	*
ProFund VP Short Small-Cap	5,680,679	*
ProFund VP Small-Cap Value	322,272
ProFund VP Telecommunications	982,551
ProFund VP UltraBull	17,087,694	*

June 30, 2021 (unaudited) :: Notes to Financial Statements :: 371

	No Expiration Date
ProFund VP UltraMid-Cap	$884,334
ProFund VP UltraShort Dow 30	954,927	*
ProFund VP UltraShort Nasdaq-100	5,039,895	*
ProFund VP Utilities	766,372

* All or a portion are limited as a result of changes in the ProFund VP ownership during the year and in prior years.

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distribution paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax year. The Board does not intend to authorize a distribution of any realized gain for a ProFund VP until any applicable CLCF has been offset or expires.

As of December 31, 2020, the cost, gross unrealized appreciation and gross unrealized depreciation on investment securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
ProFund Access VP High Yield	$19,005,980	$35,928	$—	$35,928
ProFund VP Asia 30	16,665,767	13,959,268	(1,257,439)	12,701,829
ProFund VP Banks	3,487,676	2,724,429	(2,454,202)	270,227
ProFund VP Basic Materials	10,228,479	7,660,134	(2,103,026)	5,557,108
ProFund VP Bear	2,322,305	—	(10,297)	(10,297)
ProFund VP Biotechnology	27,909,404	37,375,464	(4,348,194)	33,027,270
ProFund VP Bull	37,518,288	32,753,028	(3,730,563)	29,022,465
ProFund VP Consumer Goods	8,236,531	11,431,649	(1,279,058)	10,152,591
ProFund VP Consumer Services	17,034,352	13,230,495	(1,316,169)	11,914,326
ProFund VP Dow 30	632,000	6,386	—	6,386
ProFund VP Emerging Markets	14,916,394	13,108,777	(1,809,649)	11,299,128
ProFund VP Europe 30	15,587,167	4,499,582	(5,136,617)	(637,035)
ProFund VP Falling U.S. Dollar	1,339,769	—	—	—
ProFund VP Financials	15,572,787	18,694,488	(7,012,270)	11,682,218
ProFund VP Government Money Market	47,434,381	—	—	—
ProFund VP Health Care	20,405,320	34,097,110	(2,897,193)	31,199,917
ProFund VP Industrials	7,844,851	10,311,283	(1,231,010)	9,080,273
ProFund VP International	5,554,000	—	(6,819)	(6,819)
ProFund VP Internet	13,130,562	14,559,512	(1,256,515)	13,302,997
ProFund VP Japan	11,069,101	2,094	—	2,094
ProFund VP Large-Cap Growth	13,684,825	16,868,902	(792,298)	16,076,604
ProFund VP Large-Cap Value	12,571,095	4,623,732	(2,540,761)	2,082,971
ProFund VP Mid-Cap	10,884,956	—	(10,792)	(10,792)
ProFund VP Mid-Cap Growth	15,095,696	7,321,187	(1,333,979)	5,987,208
ProFund VP Mid-Cap Value	11,656,378	3,345,834	(2,333,465)	1,012,369
ProFund VP Nasdaq-100	77,323,643	75,791,195	(2,216,312)	73,574,883
ProFund VP Oil & Gas	16,906,877	7,544,273	(5,961,611)	1,582,662
ProFund VP Pharmaceuticals	12,258,856	5,640,323	(1,768,044)	3,872,279
ProFund VP Precious Metals	36,076,000	8,448	—	8,448
ProFund VP Real Estate	5,199,845	5,434,047	(1,075,274)	4,358,773
ProFund VP Rising Rates Opportunity	4,333,000	—	(19,774)	(19,774)
ProFund VP Semiconductor	4,158,800	6,937,168	(394,612)	6,542,556
ProFund VP Short Dow 30	16,000	—	(107)	(107)
ProFund VP Short Emerging Markets	376,000	—	(13,642)	(13,642)
ProFund VP Short International	666,000	826	—	826
ProFund VP Short Mid-Cap	89,000	—	(80)	(80)
ProFund VP Short Nasdaq-100	4,985,518	—	(13,772)	(13,772)
ProFund VP Short Small-Cap	1,107,336	6,096	—	6,096
ProFund VP Small-Cap	16,152,025	2,843,329	(524,582)	2,318,747
ProFund VP Small-Cap Growth	16,571,220	7,793,799	(1,520,164)	6,273,635
ProFund VP Small-Cap Value	21,478,941	4,752,700	(4,237,757)	514,943
ProFund VP Technology	8,955,842	34,998,313	(1,944,170)	33,054,143
ProFund VP Telecommunications	5,993,449	1,679,728	(1,044,237)	635,491
ProFund VP UltraBull	10,363,124	7,242,591	(563,704)	6,678,887
ProFund VP UltraMid-Cap	10,726,393	3,493,766	(548,179)	2,945,587
ProFund VP UltraNasdaq-100	143,671,832	67,621,982	(1,795,824)	65,826,158
ProFund VP UltraShort Dow 30	6,000	—	(88)	(88)
ProFund VP UltraShort Nasdaq-100	205,000	—	(1,581)	(1,581)

372 :: Notes to Financial Statements :: June 30, 2021 (unaudited)

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
ProFund VP UltraSmall-Cap	$19,161,809	$3,617,566	$(804,447)	$2,813,119
ProFund VP U.S. Government Plus	22,080,624	98,730	—	98,730
ProFund VP Utilities	18,325,917	16,372,010	(2,269,502)	14,102,508

8. Share Splits and Reverse Share Splits

Effective December 14, 2020, the ProFund VP UltraNasdaq-100 underwent a 2-for-1 share split, the ProFund VP Short Small-Cap, ProFund VP UltraBull, ProFund VP UltraShort Nasdaq-100 each underwent a 1-for-4 reverse share split and the ProFund VP UltraShort Dow 30 underwent a 1-for-5 reverse share split.

Effective November 18, 2019, the ProFund VP Internet underwent a 3-for-1 share split, the ProFund VP Short Dow 30, the ProFund VP Short International, and the ProFund VP Short Nasdaq-100 each underwent a 1-for-4 reverse share split, and the ProFund VP UltraShort Dow 30 underwent a 1-for-8 reverse share split.

Effective December 11, 2017, the ProFund VP Short Emerging Markets underwent a 1-for-5 reverse share split, and the ProFund VP UltraShort Nasdaq-100 underwent a 1-for-8 reverse share split.

Effective December 5, 2016, the ProFund VP Japan and ProFund VP Telecommunications underwent a 1-for-4 reverse share split, the ProFund VP Bear underwent a 1-for-5 reverse share split, the ProFund VP Short Mid-Cap underwent a 1-for-8 reverse share split, and the ProFund VP Rising Rates Opportunity underwent a 1-for-10 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the ProFund VP by the respective split factor, with a corresponding decrease in net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds VP by the respective reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of these ProFunds VP or the value of a shareholder's investment.

The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits.

9. Shareholder Concentration

Ownership of more than 25% of the voting securities for a fund creates presumptions of control of the fund, under Section 2(a)(9) of the 1940Act. As of June 30, 2021, the Advisor was deemed a significant shareholder of each of ProFund VP Short Dow, and ProFund VP UltraShort Dow as the Advisor's ownership of total shares outstanding of each ProFund VP was 64%, and 87% respectively.

10. Subsequent Events

On July 28, 2021, the Bitcoin Strategy ProFund commenced operations, increasing the number of separate investment portfolios in the Trust to 116. The ProFunds VP have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no additional subsequent events to report that would have a material impact on the ProFunds VP' financial statements.

June 30, 2021 (unaudited) :: Board Approval of Liquidity Risk Management Program :: 373

Liquidity Risk Management Program

ProFunds (the "Trust") has implemented a liquidity risk management program ("Liquidity Program") to identify illiquid investments pursuant to Rule 22e-4 of the Investment Company Act of 1940, as amended. The Board of Trustees of the Trust ("the Board") has approved the designation of ProFund Advisors LLC (the "Program Administrator") to administer the Trust's Liquidity Program, subject to the oversight of the Board.

On September 14 – 15, 2020, during a meeting of the Board, the Chief Compliance Officer of the Trust provided to the Board the annual report on the Trust's Liquidity Program (the "Liquidity Report"). The Liquidity Report, which covered the period from January 1, 2020 through June 30, 2020, addressed the operation of the Trust's Liquidity Program and assessed the adequacy and effectiveness of the Liquidity Program's implementation. This Liquidity Report supplemented a report provided on March 12, 2020 for the June 1, 2019 through December 31, 2019 period; future reports will cover a full June – June period.

The Liquidity Report affirmed that the Program Administrator believes that: (1) the Liquidity Program continues to be reasonably designed to effectively assess and manage each Fund's liquidity risk; (2) each Fund's liquidity risk continues to be appropriate in light of the Fund's investment objective and strategies and each Fund's investment strategies continue to be appropriate for an open-end management investment company; and (3) the Liquidity Program has been adequately and effectively implemented with respect to each Fund during the reporting period. The Liquidity Report also affirmed that there have been no material changes to the operation of the Liquidity Program since its initial approval and that no material changes were being recommended at that time.

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Expense Examples

376 :: Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If those fees were reflected, expenses would be higher.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the entire period ended June 30, 2021.

The columns below under the heading entitled "Actual" provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purpose

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the entire period ended June 30, 2021.

The columns below under the heading entitled "Hypothetical" provide information about hypothetical account values and hypothetical expenses based on each ProFund VP's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

				Actual			Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period		Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period(1)		Ending Account Value 6/30/21	Expenses Paid During Period(1)
ProFund Access VP High Yield	1.68%		$1,000.00	$1,007.60	$8.36		$1,016.46	$8.40
ProFund VP Asia 30	1.67%		1,000.00	1,127.80	8.81		1,016.51	8.35
ProFund VP Banks	1.68%		1,000.00	1,285.80	9.52		1,016.46	8.40
ProFund VP Basic Materials	1.68%		1,000.00	1,149.30	8.95		1,016.46	8.40
ProFund VP Bear	1.68%		1,000.00	854.20	7.72		1,016.46	8.40
ProFund VP Biotechnology	1.61%		1,000.00	1,139.30	8.54		1,016.81	8.05
ProFund VP Bull	1.68%		1,000.00	1,141.80	8.92		1,016.46	8.40
ProFund VP Consumer Goods	1.68%		1,000.00	1,058.00	8.57		1,016.46	8.40
ProFund VP Consumer Services	1.68%		1,000.00	1,082.60	8.68		1,016.46	8.40
ProFund VP Dow 30	1.50%		1,000.00	1,120.00	7.88		1,017.36	7.50
ProFund VP Emerging Markets	1.68%		1,000.00	1,028.10	8.45		1,016.46	8.40
ProFund VP Europe 30	1.68%		1,000.00	1,199.60	9.16		1,016.46	8.40
ProFund VP Falling U.S. Dollar	1.68%		1,000.00	963.00	8.18		1,016.46	8.40
ProFund VP Financials	1.68%		1,000.00	1,211.00	9.21		1,016.46	8.40
ProFund VP Government Money Market	—	%(2)	1,000.00	1,000.10	—	(3)	1,024.79	—	(3)
ProFund VP Health Care	1.68%		1,000.00	1,109.70	8.79		1,016.46	8.40
ProFund VP Industrials	1.68%		1,000.00	1,140.40	8.92		1,016.46	8.40
ProFund VP International	1.63%		1,000.00	1,082.80	8.42		1,016.71	8.15
ProFund VP Internet	1.68%		1,000.00	1,147.20	8.94		1,016.46	8.40
ProFund VP Japan	1.68%		1,000.00	1,041.10	8.50		1,016.46	8.40
ProFund VP Large-Cap Growth	1.68%		1,000.00	1,133.80	8.89		1,016.46	8.40
ProFund VP Large-Cap Value	1.68%		1,000.00	1,154.00	8.97		1,016.46	8.40
ProFund VP Mid-Cap	1.64%		1,000.00	1,163.40	8.80		1,016.66	8.20
ProFund VP Mid-Cap Growth	1.68%		1,000.00	1,114.10	8.81		1,016.46	8.40
ProFund VP Mid-Cap Value	1.68%		1,000.00	1,219.90	9.25		1,016.46	8.40
ProFund VP Nasdaq-100	1.68%		1,000.00	1,121.30	8.84		1,016.46	8.40
ProFund VP Oil & Gas	1.68%		1,000.00	1,445.10	10.19		1,016.46	8.40
ProFund VP Pharmaceuticals	1.68%		1,000.00	1,033.70	8.47		1,016.46	8.40
ProFund VP Precious Metals	1.68%		1,000.00	960.50	8.17		1,016.46	8.40

Expense Examples (unaudited) :: 377

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period(1)	Ending Account Value 6/30/21	Expenses Paid During Period(1)
ProFund VP Real Estate	1.68%	$1,000.00	$1,192.80	$9.13	$1,016.46	$8.40
ProFund VP Rising Rates Opportunity	1.68%	1,000.00	1,095.80	8.73	1,016.46	8.40
ProFund VP Semiconductor	1.67%	1,000.00	1,209.30	9.15	1,016.51	8.35
ProFund VP Short Dow 30	1.67%	1,000.00	866.40	7.73	1,016.51	8.35
ProFund VP Short Emerging Markets	1.68%	1,000.00	924.10	8.01	1,016.46	8.40
ProFund VP Short International	1.68%	1,000.00	896.00	7.90	1,016.46	8.40
ProFund VP Short Mid-Cap	1.68%	1,000.00	830.40	7.62	1,016.46	8.40
ProFund VP Short Nasdaq-100	1.68%	1,000.00	859.20	7.74	1,016.46	8.40
ProFund VP Short Small-Cap	1.68%	1,000.00	817.50	7.57	1,016.46	8.40
ProFund VP Small-Cap	1.68%	1,000.00	1,166.20	9.02	1,016.46	8.40
ProFund VP Small-Cap Growth	1.68%	1,000.00	1,155.80	8.98	1,016.46	8.40
ProFund VP Small-Cap Value	1.68%	1,000.00	1,295.00	9.56	1,016.46	8.40
ProFund VP Technology	1.60%	1,000.00	1,168.40	8.60	1,016.86	8.00
ProFund VP Telecommunications	1.68%	1,000.00	1,106.40	8.77	1,016.46	8.40
ProFund VP UltraBull	1.74%	1,000.00	1,298.70	9.92	1,016.17	8.70
ProFund VP UltraMid-Cap	1.68%	1,000.00	1,339.30	9.74	1,016.46	8.40
ProFund VP UltraNasdaq-100	1.68%	1,000.00	1,238.10	9.32	1,016.46	8.40
ProFund VP UltraShort Dow 30	1.56%	1,000.00	753.60	6.78	1,017.06	7.80
ProFund VP UltraShort Nasdaq-100	1.68%	1,000.00	769.40	7.37	1,016.46	8.40
ProFund VP UltraSmall-Cap	1.68%	1,000.00	1,332.60	9.72	1,016.46	8.40
ProFund VP U.S. Government Plus	1.38%	1,000.00	880.20	6.43	1,017.95	6.90
ProFund VP Utilities	1.68%	1,000.00	1,017.70	8.40	1,016.46	8.40

(1)	Expenses are equal to the average account value, multiplied by the ProFund VP's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
(2)	Amount is less than 0.005%.
(3)	Amount is less than $0.005.

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 P.O. Box 182800

 Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' VP website at ProFunds.com; and (iii) on the Commission's website at sec.gov.

ProFunds VP files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q (and successor Forms). Following the Form N-Q filing for the first quarter of 2019, the ProFund VP Government Money Market will no longer be required to file Form N-Q. Effective March 31, 2019, Form N-PORT replaced Form N-Q for all ProFunds VP (except the ProFund VP Government Money Market), and includes complete Schedules of Portfolio Holdings for the first and third fiscal quarters. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission's website at sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

06/21

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)  File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)  Not applicable __ only for annual reports.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(a)(4)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)__ProFunds_____________________________________________________

By (Signature and Title)* /s/ Christopher E. Sabato_________________________________

Christopher E. Sabato, Treasurer and Principal Financial Officer

Date      August 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Todd B. Johnson ________________________________

Todd B. Johnson, President and Principal Executive Officer

Date      August 31, 2021

By (Signature and Title)* /s/ Christopher E. Sabato ______________________________

Christopher E. Sabato, Treasurer and Principal Financial Officer

Date      August 27, 2021

* Print the name and title of each signing officer under his or her signature.